                                                  -----------------------------
                                                           OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:     October 31, 2006
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                                                  hours per response...... 19.3
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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-6352
                                    -------------------------------------------

                              ING Series Fund, Inc.
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

               7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

 The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-992-0180
                                                    ---------------------------

Date of fiscal year end: May 31
                         --------------------------
Date of reporting period: November 30, 2003
                          -------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

       SEMI-ANNUAL REPORT




[PHOTO OF ABACUS]

       November 30, 2003


       Classes A and B


ING Classic Principal Protection Fund
ING Classic Principal Protection Fund II
ING Classic Principal Protection Fund III
ING Classic Principal Protection Fund IV
ING Index Plus Protection Fund


                                                                [ING FUNDS LOGO]

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------


President's Letter......................................    1
Market Perspective......................................    2
Portfolio Managers' Reports.............................    4
Investment Strategy and Principal Risks.................   10
Index Descriptions......................................   12
Statements of Assets and Liabilities....................   13
Statements of Operations................................   14
Statements of Changes in Net Assets.....................   15
Financial Highlights....................................   17
Notes to Financial Statements...........................   22
Portfolios of Investments...............................   29
Director and Officer Information........................   56

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                               PRESIDENT'S LETTER
--------------------------------------------------------------------------------


(JAMES M. HENNESSY PHOTO)

                               JAMES M. HENNESSY
Dear Shareholder,

What a difference a few months can make. In my last letter to our shareholders in the annual report, it was hard to escape the sense of anxiety that many investors were experiencing. Now, six months later, I believe there may be a renewed sense of optimism among investors -- cautious optimism, to be sure, but optimism nevertheless.

And I believe there are good, solid reasons for this improved outlook. For one, many key corporations have been reporting profits in recent months. Granted, the numbers are modest, but they have been noteworthy, consistent and credible because many of these same companies are employing stricter accounting standards following the Enron debacle. Going hand-in-hand with these upbeat figures are the improving price-to-earning ratios and improving valuations that many investors are now seeing.

This renewed confidence has been tempered, however, by recent events and news stories concerning mutual fund trading practices, including after-hours trading and market timing. As with many financial services companies, ING Investments, LLC ("ING Investments"), investment adviser to the ING Funds, and affiliates of ING Investments (collectively, "ING") have received requests for information from various governmental and self-regulatory agencies in connection with investigations related to trading in investment company shares. In each case, full cooperation and responses are being provided, ING is also conducting an internal review of investment company share trading, as well as reviewing their policies and procedures in this area.

Also, I want to clearly state that ING Funds does not condone the illegal practice of after-hours trading. In addition, it has been our long-standing policy to discourage inappropriate fund trading in our funds. In fact, over the years, ING Funds has taken a variety of steps to address inappropriate fund trading activity. We were among the first fund groups to employ innovative techniques such as making extensive use of fair-value pricing for foreign securities.

ING Funds believes that mutual funds are an important vehicle for individual investors, because mutual funds provide the opportunity for investment in professionally managed and monitored, diversified portfolios. As such, we consider the fair treatment of committed investors to be of the utmost importance. We continue to look for effective strategies to address fund trading issues. We hope that the increased attention this issue is now receiving will make it easier for the industry to effectively address inappropriate fund trading in the future.

On behalf of everyone at ING Funds, thank you for your continued support. We look forward to helping you meet your investment goals in the future.

Sincerely,

(-s- James M. Hennessy)
James M. Hennessy
President
ING Funds
January 9, 2004

MARKET PERSPECTIVE: SIX MONTHS ENDED NOVEMBER 30, 2003
--------------------------------------------------------------------------------

During the six months ended November 30, 2003, GLOBAL EQUITIES were strong practically across the board, after bouncing sharply from low points in March and April as major conflict in Iraq quickly ended. The Morgan Stanley Capital International ("MSCI") World Index rose 14.7% in dollars. The period started with the world's major economies still weak after recession. Some would get weaker still. But by the end, a remarkable acceleration in the U.S. had improved the outlook in that country and dragged the rest of the world into growth.

U.S. EQUITIES returned 10.8% in the six months, based on the Standard & Poor's ("S&P") 500 Index including dividends. This implied, by the end of November, a market trading at about 17.2 times 2004 estimated earnings. This is a not particularly compelling level, similar to those seen during much of the period. But what a difference six months makes. By the end of May the first quarter Gross Domestic Product ("GDP") growth, reported at just 1.4% annualized, had included corporate earnings only about 2.4% higher than in the same quarter of 2002 and declining equipment and software expenditure. But second quarter GDP growth estimates were revised up to a healthy 3.3%, with corporate profits from current production advancing 14.3%. Spending on equipment and software rose by 8.3%. Productivity growth was estimated at the excellent rate of 6.8%. Then in the last days of November, third quarter GDP growth was revised up to a remarkable 8.2% annualized. This was the best showing since the first quarter of 1984. The components of this figure were as encouraging as the total. Consumer spending rose 6.4% and while half of this could be attributed to an income tax cut enacted earlier in the year, nothing could dilute the importance of the rise in business fixed investment of 16.7% within which equipment and software purchases rose a buoyant 18.4%. Profits rose 11.8% annualized from the second quarter and fully 30% from the third quarter of 2002. The lingering concern had been the slow growth in jobs. But here too there was progress. The employment report showed that the economy had created 286,000 jobs in the three months through October, while by the end of November unemployment claims had fallen to about 350,000. Add to this continued expansion in the manufacturing and service industries, booming housing and construction and a raft of other positive statistics and it seemed clear that the U.S. economy was confidently on the move.

U.S. FIXED INCOME markets had been propelled higher in May when Federal Open Market Committee ("FOMC") Chairman Greenspan asserted that to forestall deflation, the Federal Reserve might purchase bonds. But after disappointing markets by only reducing the Fed Funds rate by 0.25% at the end of June and appearing to downplay the likelihood of bond purchases after all, bond yields soared. The ten-year Treasury yield at the end of November was 4.32%, almost exactly 1% above the starting yield on May 30. Conversely the 13-week bill rate fell by 0.18%. For the six months, according to Lehman Brothers Fixed Income Indices, U.S. Treasuries had a return of -2.9%. Corporate Investment Grade Bonds did less badly, returning -0.9%. But the high yield sector performed much better than investment grade bonds, given its closer affinity with equities. The Lehman Brothers High Yield Bond Index rose 9.5% for the six months ended November 30, 2003.

CURRENCIES were never far from the headlines during the six months, particularly the weakening dollar against the Euro. The main reasons for the Euro's strength over the last year have been the growing realization that the U.S.'s current account deficit, approximately $500 billion per annum, is unsustainable, together with the fact that other major trading partners like China and (until recently) Japan have been able to stop their currencies from rising. The Bank of Japan has spent an astonishing $162 billion in 2003 to slow the Yen's rise.

Unsurprisingly, despite presently tame inflation, the world's oldest "real" currency, GOLD, which is denominated in dollars, rose by the end of November to nearly $400 an ounce, the highest level in at least eight years.

JAPAN soared 32.6% in dollar terms in the six months to November 30, based on the MSCI Japan Index, with one third of this due to yen appreciation. By the end of the period the Japanese stock market was trading at a P/E multiple of about 20 times 2004 earnings. More and more commentators seemed willing to say that the worst was over for an economy that has been in the doldrums for more than a decade. Surprisingly good second quarter GDP growth of 3.9% annualized was followed up by growth of 2.2% in the third quarter. But this was entirely export led; domestic demand remained weak. Little wonder that the Bank of Japan has been spending so much to keep the yen from appreciating.
Japan's underlying problems: chronic deflation and a banking system weak and paralyzed by a massive volume of non-performing loans have still to be solved. A nervous market fell by more than 3% in November.

EUROPEAN EX UK (UNITED KINGDOM) markets, as represented by the MSCI Europe ex UK Index, rose 17.9% in dollars during the six months ended November 30, 2003. At these levels markets trade at an undemanding 14 1/2 times 2004 earnings. Stagnating economies remained the problem. In early September the Eurozone reported a slight second quarter contraction in GDP, after practically no increase in the first. The European Central Bank reduced rates just once to 2%, twice the level of the accelerating U.S. The European Union's "stability pact" under which countries must keep their budget deficits to a maximum of 3% of GDP or face

                          MARKET PERSPECTIVE: SIX MONTHS ENDED NOVEMBER 30, 2003
--------------------------------------------------------------------------------

sanctions, was effectively abandoned in November when blatant offenders France and Germany said they would not comply. On a more positive note Germany finally found the political will to make the labor market more flexible, by reducing unemployment benefits and allowing small businesses to hire more temporary help, while France slimmed the expensive pension plan for state employees. The relief that met the region's 0.4% third quarter GDP growth was tempered by the fact that, as in Japan, the entire source of the gain was exports. Consumer spending was stagnant while business investment fell, a difficult environment for profit growth. The appeal of stocks in the Eurozone rests on their cheapness. Investors are hoping that this is based on a corporate earnings outlook that is too pessimistic.

The UK market rose 14.8% in dollars in the period under review, based on the MSCI UK Index, more than one third of this due to sterling strength. At those levels the UK market was trading at about 17.8 times 2004 earnings. As in the U.S., barely positive GDP growth in the first quarter improved to a much healthier 3.1% annualized in the third quarter. A robust service sector and a bubbling housing market were behind a fairly healthy level of domestic demand, supported by the lowest rate of unemployment in G8, just 5% by the end of November. While inflation is a very tame 1.4%, the worryingly high level of consumer indebtedness caused the Bank of England to raise short-term interest rates by 0.25% to 3.75%, making it the first of the world's major central banks to do so. This may well mark the turning point in global interest rates.

ING CLASSIC PRINCIPAL PROTECTION FUND

                                                      PORTFOLIO MANAGERS' REPORT
--------------------------------------------------------------------------------


PORTFOLIO MANAGEMENT TEAM:

ASSET ALLOCATION: Mary Ann Fernandez, Senior Vice President, Aeltus Investment Management, Inc., ("ING Aeltus")--the Sub-Adviser, serves as strategist for the Funds and is responsible for overseeing overall Fund strategy and the allocation of Fund Assets between the Equity and Fixed components.

EQUITY COMPONENT: Hugh T.M. Whelan, Portfolio Manager, ING Aeltus, co-manages the Equity Component. Douglas K. Cote, Portfolio Manager, ING Aeltus, co-manages the Equity Component.

FIXED COMPONENT: The Fixed Component is managed by a team of fixed-income specialists led by James B. Kauffmann, Portfolio Manager, ING Aeltus.

INVESTMENT OBJECTIVE: During the Guarantee Period, the Funds seek to achieve maximum total return by participating in favorable equity market performance while preserving the principal amount of the Fund as of the inception of the Guarantee Period.

INDEX PLUS PROTECTION FUND: Following the five year Guarantee Period, the Index Plus LargeCap Period begins. During this Period, the Fund will seek to outperform the total return performance of the Standard and Poor's 500 ("S&P 500") Index while maintaining a risk profile consistent with the Index.

PERFORMANCE: Listed below are the Class A share total returns of each Classic Principal Protection Fund ("PPF") and the Index Plus Protection Fund ("IPPF"), excluding sales charges, the S&P 500 and Lehman Brothers Aggregate Bond Index for the six-month period ended November 30, 2003:

Classic Principal Protection Fund I                      -0.06%
Classic Principal Protection Fund II                     -0.16%
Classic Principal Protection Fund III                    -0.30%
Classic Principal Protection Fund IV                     -0.77%
Index Plus Protection Fund                               -0.92%
S&P 500                                                  10.80%
Lehman Brothers Aggregate Bond Index                     -1.04%

PORTFOLIO SPECIFICS: The Funds' performance is driven by three factors: the asset allocation process, the underlying fixed income portfolio, which is invested primarily in U.S. Treasury and Agency securities, and the underlying equity portfolio, which is invested in the ING quantitative enhanced S&P 500 Index strategy.

The asset allocation process seeks to participate in rising equity markets and protect principal on the downside. Stocks are more volatile than bonds, an important factor in the asset allocation process. Other factors, such as the current level of interest rates, time remaining to the maturity date, and the ratio of current assets to the underlying guarantee amount are also important. In general, when the time left to maturity is short, or the ratio of assets to the guarantee amount is low, asset allocation will tend to be conservative in order to protect principal from losses. All other factors being equal, the Fund generally buys equities (and sells bonds) when the equity market rises and sells equities (and buys bonds) as the equity market declines. Since allocations to equities are presently low compared to the proportion invested in bonds, and stocks outperformed bonds over the period, the Fund's underperformance relative to the S&P 500 index is understandable. Over the period, our allocation to equities increased while the fixed income allocation decreased.

The fixed income component of ING Classic PPF I-IV and the ING IPPF Funds outperformed the Lehman Brothers Aggregate Bond index. Shorter duration U.S. Treasuries and Agencies outperformed longer duration U.S. Treasuries, U.S. Agencies, credit and Collateralized Mortgage-backed Securities sectors. These Funds' fixed income component is comprised primarily of shorter duration U.S. Treasury and U.S. Agency securities. As each of the PPF Funds moves towards maturity, the duration of the Fund will shorten since we maintain duration close to the maturity of the Fund as part of our investment strategy.

The Funds' equity component underperformed the S&P 500 due to individual security selection, especially within the financial and information technology sectors. The impact of the Funds' sector allocation was negligible compared to the impact of its stock selection.

MARKET OUTLOOK: After a shaky start to the year, both the financial markets and the economy began to firm in the spring and early summer of this year. Stocks are up strongly from their March lows, and despite being beat up in July, the bond market has turned in positive results for the year. The S&P 500 continued its run on a backdrop of stellar third quarter corporate profits and strong economic growth. Both corporate profit and Gross Domestic Product growth hit nineteen year highs at 30% and 8.2% respectively. While we still seek lasting strength in manufacturing and greater gains in employment, we anticipate the recovery will continue through the fourth quarter of this year, and although equity gains may be more modest this quarter, we look for a strong finish for the year.

                                           ING CLASSIC PRINCIPAL PROTECTION FUND

PORTFOLIO MANAGERS' REPORT
--------------------------------------------------------------------------------


                                             AVERAGE ANNUAL TOTAL RETURNS
                                       FOR THE PERIODS ENDED NOVEMBER 30, 2003
                                       ----------------------------------------
                                                             SINCE INCEPTION OF
                                                              GUARANTEE PERIOD
                                       1 YEAR                    10/07/1999
                                       ------                    ----------
Including Sales Charge:
  Class A(1)                           -3.60%                      -0.08%
  Class B(2)                           -4.39%                      -0.11%
Excluding Sales Charge:
  Class A                               1.21%                       1.10%
  Class B                               0.50%                       0.33%
S&P 500 Index                          15.13%                      -3.10%(3)
Lehman Brothers Aggregate Bond Index    5.18%                       7.92%(3)

The table above illustrates the total return of ING Classic Principal Protection Fund against both the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

The performance table does not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Fund. Total returns would have been lower had there been no waiver to the Fund.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1) Reflects deduction of the maximum Class A sales charge of 4.75%.

(2) Reflects deduction of the Class B deferred sales charge of 5% and 3%, respectively, for the 1 year and since inception return.

(3) Since inception performance for the index is shown from 10/01/99.

                See accompanying index descriptions on page 12.

ING CLASSIC PRINCIPAL PROTECTION FUND II

                                                      PORTFOLIO MANAGERS' REPORT
--------------------------------------------------------------------------------


                                             AVERAGE ANNUAL TOTAL RETURNS
                                       FOR THE PERIODS ENDED NOVEMBER 30, 2003
                                       ----------------------------------------
                                                             SINCE INCEPTION OF
                                                              GUARANTEE PERIOD
                                       1 YEAR                     12/21/99
                                       ------                     --------
Including Sales Charge:
  Class A(1)                           -3.17%                      -0.25%
  Class B(2)                           -4.07%                      -0.46%
Excluding Sales Charge:
  Class A                               1.65%                       0.99%
  Class B                               0.86%                       0.24%
S&P 500 Index                          15.13%                      -6.69%(3)
Lehman Brothers Aggregate Bond Index    5.18%                       8.48%(3)

The table above illustrates the total return of ING Classic Principal Protection Fund II against both the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

The performance table does not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Fund. Total returns would have been lower had there been no waiver to the Fund.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1) Reflects deduction of the maximum Class A sales charge of 4.75%.

(2) Reflects deduction of the Class B deferred sales charge of 5% and 3%, respectively, for the 1 year and since inception return.

(3) Since inception performance for the index is shown from 01/01/00.

                See accompanying index descriptions on page 12.

                                       ING CLASSIC PRINCIPAL PROTECTION FUND III

PORTFOLIO MANAGERS' REPORT
--------------------------------------------------------------------------------


                                             AVERAGE ANNUAL TOTAL RETURNS
                                       FOR THE PERIODS ENDED NOVEMBER 30, 2003
                                       ----------------------------------------
                                                             SINCE INCEPTION OF
                                                              GUARANTEE PERIOD
                                       1 YEAR                    06/01/2000
                                       ------                    ----------
Including Sales Charge:
  Class A(1)                           -2.46%                      -0.30%
  Class B(2)                           -3.39%                      -0.48%
Excluding Sales Charge:
  Class A                               2.41%                       1.10%
  Class B                               1.61%                       0.34%
S&P 500 Index                          15.13%                      -6.68%
Lehman Brothers Aggregate Bond Index    5.18%                       8.96%

The table above illustrates the total return of ING Classic Principal Protection Fund III against both the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

The performance table does not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Fund. Total returns would have been lower had there been no waiver to the Fund.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1) Reflects deduction of the maximum Class A sales charge of 4.75%.

(2) Reflects deduction of the Class B deferred sales charge of 5% and 3%, respectively, for the 1 year and since inception return.

                See accompanying index descriptions on page 12.

ING CLASSIC PRINCIPAL PROTECTION FUND IV

                                                      PORTFOLIO MANAGERS' REPORT
--------------------------------------------------------------------------------


                                             AVERAGE ANNUAL TOTAL RETURNS
                                       FOR THE PERIODS ENDED NOVEMBER 30, 2003
                                       ----------------------------------------
                                                             SINCE INCEPTION OF
                                                              GUARANTEE PERIOD
                                       1 YEAR                    09/07/2000
                                       ------                    ----------
Including Sales Charge:
  Class A(1)                           -2.77%                      -0.47%
  Class B(2)                           -3.66%                      -0.57%
Excluding Sales Charge:
  Class A                               2.08%                       1.04%
  Class B                               1.27%                       0.29%
S&P 500 Index                          15.13%                      -9.12%(3)
Lehman Brothers Aggregate Bond Index    5.18%                       8.20%(3)

The table above illustrates the total return of ING Principal Protection Fund IV against both the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

The performance table does not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Fund. Total returns would have been lower had there been no waiver to the Fund.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1) Reflects deduction of the maximum Class A sales charge of 4.75%.

(2) Reflects deduction of the Class B deferred sales charge of 5% and 3%, respectively, for the 1 year and since inception return.

(3) Since inception performance for the index is shown from 9/01/00.

                See accompanying index descriptions on page 12.

                                                  ING INDEX PLUS PROTECTION FUND

PORTFOLIO MANAGERS' REPORT
--------------------------------------------------------------------------------


                                             AVERAGE ANNUAL TOTAL RETURNS
                                       FOR THE PERIODS ENDED NOVEMBER 30, 2003
                                       ----------------------------------------
                                                             SINCE INCEPTION OF
                                                              GUARANTEE PERIOD
                                       1 YEAR                    12/01/2000
                                       ------                    ----------
Including Sales Charge:
  Class A(1)                           -2.54%                      -0.57%
  Class B(2)                           -3.49%                      -0.70%
Excluding Sales Charge:
  Class A                               2.32%                       1.06%
  Class B                               1.51%                       0.29%
S&P 500 Index                          15.13%                      -5.52%
Lehman Brothers Aggregate Bond Index    5.18%                       7.87%

The table above illustrates the total return of ING Index Plus Protection Fund against both the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

The performance table does not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Fund. Total returns would have been lower had there been no waiver to the Fund.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1) Reflects deduction of the maximum Class A sales charge of 4.75%.

(2) Reflects deduction of the Class B deferred sales charge of 5% and 3%, respectively, for the 1 year and since inception return.

                See accompanying index descriptions on page 12.

ING CLASSIC PRINCIPAL PROTECTION FUNDS

                                         INVESTMENT STRATEGY AND PRINCIPAL RISKS
--------------------------------------------------------------------------------


WHAT IS THE INVESTMENT STRATEGY DURING THE GUARANTEE PERIOD?

The Funds guarantee that on the Guarantee Maturity Date, each shareholder will be entitled to redeem each of his or her shares for an amount no less than the Guarantee per Share. The Guarantee per Share will equal the NAV per share on the last day of the Offering Phase, and thereafter will be adjusted to reflect any dividends and distributions made by the Funds. A shareholder who automatically reinvests all such dividends and distributions and does not redeem any shares during the Guarantee Period will be entitled to redeem his or her shares held on the Guarantee Maturity Date for an amount no less than his or her account value at the inception of the Guarantee Period (Guaranteed Amount). NOTE: An investor must act on the Guarantee Maturity Date in order to receive the Guaranteed Amount.

Under normal market conditions, during the Guarantee Period, the Funds' assets are allocated between an:

    - Equity Component, consisting primarily of common stocks and a

    - Fixed Component, consisting primarily of short-to intermediate-duration U.S. Government securities.

HOW DOES THE FUNDS' ASSET ALLOCATION WORK?

The Portfolio Manager uses a proprietary computer model to determine, on an ongoing basis, the percentage of assets allocated to the Equity Component and to the Fixed Component in an attempt to meet the investment objective. The model evaluates a number of factors, including but not limited to:

    - the market value of the Funds' assets as compared to the aggregate guaranteed amount;

    - the prevailing level of interest rates;

    - equity market volatility; and

    - the length of time remaining until the Guarantee Maturity Date.

The model determines the initial allocation between the Equity Component and the Fixed Component on the first day of the Guarantee Period and provides direction for any reallocations on a daily basis thereafter.

EQUITY COMPONENT: In managing the assets of the Equity Component, the Funds employ an Enhanced Index Strategy. This means that the Portfolio Manager invests at least 80% of the Equity Component's net assets in stocks included in the Standard and Poor's 500 Index (S&P 500), although the weightings of the stocks may vary somewhat from their respective weightings in the S&P 500, as described below. The Equity Component may also include S&P 500 futures contracts.

If the Equity Component's market value is $5 million or less, in order to replicate investment in stocks listed on the S&P 500, the Portfolio Manager may invest the entire amount of the Equity Component's assets in S&P 500 futures, in exchange traded funds (ETFs), or in a combination of S&P 500 futures and ETFs, subject to any limitation on the Fund's investment in such securities. ETFs are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index. The Funds' Portfolio Manager will not employ an enhanced index strategy when it invests in S&P 500 futures and ETFs.

FIXED COMPONENT: In managing the Fixed Component the Funds look to select investments with financial characteristics that will, at any point in time, closely resemble those of a portfolio of zero coupon bonds, which mature within three months of the Guarantee Maturity Date. The Fixed Component will consist primarily of securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities of a short- to intermediate duration. Duration refers to the sensitivity of fixed income securities to interest rate changes. Generally, fixed income securities with shorter durations are less sensitive to changes in interest rates. These U.S. Government securities include STRIPS (Separate Trading of Registered Interest and Principal of Securities). STRIPS are created by the Federal Reserve Bank by separating the interest and principal components of an outstanding U.S. Treasury or agency bond and selling them as individual securities. The Fixed Component may also include corporate bonds rated AA-or higher by S&P and/or Aa3 or higher by Moody's Investors Service, Inc., futures on U.S. Treasury securities and money market instruments.

WHAT ARE THE PRINCIPAL GUARANTEE PERIOD RISKS?

ALLOCATION RISK: If interest rates are low (particularly at the inception of the Guarantee Period), Funds assets may be largely invested in the Fixed Component in order to increase the likelihood of preserving the value of the Funds as of the inception of the Guarantee Period. In addition, if during the Guarantee Period the equity markets experienced a major decline, the Funds' assets may become largely or entirely invested in the Fixed Component. In fact, if the value of the Equity Component were to decline by 30% in a single day, a complete and irreversible reallocation to the Fixed Component may occur. In this circumstance, the Funds would not participate in any subsequent recovery in the equity markets. Use of the Fixed Component reduces the Funds' ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is more heavily invested in equities.

                                          ING CLASSIC PRINCIPAL PROTECTION FUNDS

INVESTMENT STRATEGY AND PRINCIPAL RISKS
--------------------------------------------------------------------------------


ASSET ALLOCATION MAY UNDERPERFORM STATIC STRATEGIES: The asset allocation process results in transaction costs. Volatile periods in the market may increase these costs. This process can have an adverse effect on the performance of the Funds during periods of increased equity market volatility. In addition, a high portfolio turnover rate, which may also have an adverse effect on the performance of the Funds, may increase the Funds' transaction costs.

OPPORTUNITY COSTS: The Funds may allocate a substantial portion, and under certain circumstances all, of the Funds' assets to the Fixed Component in order to conserve the Funds' assets to a level equal to or above the present value of the Guarantee. Initially, if interest rates are low, the allocation to the Fixed Component may be over 70% of the Funds' assets. If the market value of the Equity Component rises, the percentage of the Funds' assets allocated to the Equity Component generally will also rise. However, the relative volatility of these two Components as well as the past performance of the Funds will affect these allocations. For example, if the Funds incurs early losses, the Funds may allocate 100% of the Funds' assets to the Fixed Component for the entire Guarantee Period, irrespective of the subsequent upward movements in the equity markets and/or the Equity Component. The extent to which the Funds participate in upward movements in the Equity Component during the Guarantee Period will depend on the performance of the Funds, the performance and volatility of the Fixed and Equity Components, interest rates, expenses of the Funds and other factors. The Funds might capture a material portion, very little or none of any equity market increase. It is possible that on the Maturity Date, an investor could receive only the Guaranteed Amount even though the equity markets, as well as the Equity Component, has had significant positive performance during the Guarantee Period.

WORSE CASE SCENARIOS FOR THE FUNDS' EQUITY PARTICIPATION: The opportunity cost of not allocating assets to the Equity Component will be particularly high if early in the Guarantee Period: (a) the Funds' NAV decrease; or (b) the value of the Equity Component declines. In either case, all or substantially all of the Funds' assets could be allocated to the Fixed Component for the remainder of the Guarantee Period.

INVESTING IN STOCKS: The risks associated with investing in stocks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The performance of the Equity Component also depends significantly on the Portfolio Manager's skill in determining which securities to overweight, underweight or avoid altogether.

INVESTING IN BONDS: The principal risk associated with investing in bonds is that interest rates may rise, which generally causes bond prices to fall. The market value of a zero coupon bond portfolio (which may include STRIPS) generally is more volatile than the market value of a portfolio of fixed income securities with similar maturities that pay interest periodically. With corporate bonds, there is also a risk that the issuer will default on the payment of principal or interest. Federal tax law requires that a holder of a zero coupon security accrue a portion of the discount at which the security was purchased as taxable income each year, even though the holder receives no interest payment on the security during the year. Because the Funds must distribute substantially all of its net income (including non-cash income attributable to zero coupon securities) to its shareholders each year for income and excise tax purposes, such accrued discount would also be taken into account in determining the amount of taxable distributions to shareholders. In addition, the Funds may have to dispose of portfolio securities under disadvantageous circumstances to generate cash, or may be required to borrow, to satisfy its distribution requirements.

USE OF FUTURES: While the use of futures contracts by the Funds can amplify a gain, it can also amplify a loss. Such a loss can be substantially more money than the actual cost of the investment. In addition, while a hedging strategy can guard against potential risks for the Funds as a whole, it adds to the Funds' expenses and may reduce or eliminate potential gains. There is also a risk that a futures contract intended as a hedge may not perform as expected.

TRANSACTION COSTS AND TAXES: The asset allocation process results in additional transaction costs such as brokerage commissions. The process can have an adverse effect on the performance of the Funds during periods of increased equity market volatility. In addition, a high portfolio turnover rate, which may also have an adverse effect on the performance of the Funds, may increase the Funds' transaction costs.

The asset allocation process and sale of fixed-income securities in connection with the transition period for the Index Plus Protection Funds may also result in the realization of additional gains to the Funds and may therefore also increase tax liability to shareholders. The Funds will distribute any net gains and income to shareholders. Such distributions are taxable to shareholders even if the distributions are reinvesting in the Funds.

For further information on the Funds' Investment Strategy and Risks, please refer to your Prospectus and Statement of Additional Information.

                               INDEX DESCRIPTIONS
--------------------------------------------------------------------------------


The LEHMAN BROTHERS AGGREGATE BOND INDEX is an unmanaged index composed of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.

The LEHMAN BROTHERS HIGH YIELD BOND INDEX is an unmanaged index that includes all fixed income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $100m, and at least 1 year to maturity.

The MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EUROPE, EX UK, INDEX is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

The MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) JAPAN INDEX is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

The MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) UK INDEX is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

The MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) WORLD INDEX is an unmanaged index that reflects the stock markets of 22 countries, including the United States, Europe, Canada, Australia, New Zealand and the Far East -- comprising approximately 1,500 securities -- with values expressed in U.S. dollars.

The STANDARD AND POOR'S (S&P) 500 INDEX is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

    STATEMENTS OF ASSETS AND LIABILITIES as of November 30, 2003 (Unaudited)
--------------------------------------------------------------------------------


                                                 ING               ING               ING               ING               ING
                                               CLASSIC           CLASSIC           CLASSIC           CLASSIC            INDEX
                                              PRINCIPAL         PRINCIPAL         PRINCIPAL         PRINCIPAL            PLUS
                                              PROTECTION        PROTECTION        PROTECTION        PROTECTION        PROTECTION
                                                 FUND            FUND II           FUND III          FUND IV             FUND
                                                 ----            -------           --------          -------             ----
ASSETS:
Investments in securities, at value*         $ 97,460,182      $ 85,907,378      $ 74,699,324      $ 46,678,769      $ 39,746,827
Short-term investments at amortized cost          486,000           241,000           183,000           235,000           128,000
Cash                                                  279               819               551               679               884
Receivables:
 Dividends and interest                             3,099             1,169             3,670               659             1,436
 Other                                                668                --                --                --                --
Prepaid expenses                                    2,320             1,970             1,616             1,324             2,209
Reimbursement due from investment manager              --             1,720               590             7,259             4,569
                                             ------------      ------------      ------------      ------------      ------------
 Total assets                                  97,952,548        86,154,056        74,888,751        46,923,690        39,883,925
                                             ------------      ------------      ------------      ------------      ------------
LIABILITIES:
Payable for fund shares redeemed                   98,986            51,431           111,048            75,311            11,720
Payable to affiliates                             132,944           118,776           101,515            64,324            53,943
Payable to custodian                                   --                --                --                --                --
Payable for director fees                           2,725             2,373             1,987             1,421             1,133
Other accrued expenses and liabilities            104,032           106,299            95,102            80,184            75,841
                                             ------------      ------------      ------------      ------------      ------------
 Total liabilities                                338,687           278,879           309,652           221,240           142,637
                                             ------------      ------------      ------------      ------------      ------------
NET ASSETS                                   $ 97,613,861      $ 85,875,177      $ 74,579,099      $ 46,702,450      $ 39,741,288
                                             ============      ============      ============      ============      ============
NET ASSETS WERE COMPRISED OF:
Paid-in capital                               106,957,978        94,992,002        78,890,764        50,903,248        40,631,208
Undistributed net investment loss                (336,666)         (255,532)         (136,449)         (151,324)          (41,354)
Accumulated net realized loss on
 investments                                  (12,551,887)      (12,142,925)       (7,208,739)       (7,515,944)       (1,938,924)
Net unrealized appreciation of
 investments                                    3,544,436         3,281,632         3,033,523         3,466,470         1,090,358
                                             ------------      ------------      ------------      ------------      ------------
NET ASSETS                                   $ 97,613,861      $ 85,875,177      $ 74,579,099      $ 46,702,450      $ 39,741,288
                                             ============      ============      ============      ============      ============
CLASS A:
 Net assets                                  $ 11,494,104      $  6,578,742      $  8,130,818      $  4,106,307      $  4,538,997
 Shares authorized                            100,000,000       100,000,000       100,000,000       100,000,000       100,000,000
 Par value                                   $      0.001      $      0.001      $      0.001      $      0.001      $      0.001
 Shares outstanding                             1,251,146           716,213           849,685           442,115           459,919
 Net asset value and redemption price per
   share                                     $       9.19      $       9.19      $       9.57      $       9.29      $       9.87
 Maximum offering price per share
   (4.75%)(1)                                $       9.65      $       9.65      $      10.05      $       9.75      $      10.36
CLASS B:
 Net assets                                  $ 86,119,757      $ 79,296,435      $ 66,448,281      $ 42,596,143      $ 35,202,291
 Shares authorized                            100,000,000       100,000,000       100,000,000       100,000,000       100,000,000
 Par value                                   $      0.001      $      0.001      $      0.001      $      0.001      $      0.001
 Shares outstanding                             9,362,504         8,613,983         6,939,864         4,584,125         3,565,295
 Net asset value and redemption price per
   share(2)                                  $       9.20      $       9.21      $       9.57      $       9.29      $       9.87
 Maximum offering price per share            $       9.20      $       9.21      $       9.57      $       9.29      $       9.87
------------------
*  Cost of investments in securities         $ 93,915,746      $ 82,625,746      $ 71,665,801      $ 43,212,299      $ 38,656,469
(1) Maximum offering price is computed at 100/95.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.
(2) Redemption price per share may be reduced for any applicable contingent deferred sales charge.

                 See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended November 30, 2003 (Unaudited)
--------------------------------------------------------------------------------


                                                       ING              ING              ING              ING             ING
                                                     CLASSIC          CLASSIC          CLASSIC          CLASSIC          INDEX
                                                    PRINCIPAL        PRINCIPAL        PRINCIPAL        PRINCIPAL          PLUS
                                                   PROTECTION       PROTECTION       PROTECTION       PROTECTION       PROTECTION
                                                      FUND            FUND II         FUND III          FUND IV           FUND
                                                      ----            -------         --------          -------           ----
INVESTMENT INCOME:
 Dividends                                         $    15,389      $     5,869      $    18,569      $     3,233      $   7,246
 Interest                                            2,950,518        2,355,140        1,577,390        1,389,914        659,344
                                                   -----------      -----------      -----------      -----------      ---------
   Total investment income                           2,965,907        2,361,009        1,595,959        1,393,147        666,590
                                                   -----------      -----------      -----------      -----------      ---------
 EXPENSES:
 Investment management fees                            334,382          289,227          251,564          158,598        134,405
 Distribution and service fees:
   Class A                                              15,043            8,492           10,621            5,303          5,915
   Class B                                             454,259          410,997          344,537          222,787        183,117
 Transfer agent fees                                    47,846           41,104           32,866           24,053         21,371
 Administrative service fees                            41,155           35,597           30,962           19,520         16,542
 Shareholder reporting expense                           6,188            6,188            4,128            3,640          2,548
 Professional fees                                      14,902           14,560           13,504           14,042         15,063
 Custody and accounting expense                         32,384           28,400           28,369           25,719         25,290
 Directors' fees                                         3,822            3,276            2,854            1,820          1,547
 Guarantee fees                                        169,763          146,838          127,717           80,519         68,236
 Insurance fees                                          1,225            1,034              996              500            485
 Miscellaneous expense                                   2,164            1,765            1,630            1,313          3,686
                                                   -----------      -----------      -----------      -----------      ---------
   Total expenses                                    1,123,133          987,478          849,748          557,814        478,205
                                                   -----------      -----------      -----------      -----------      ---------
Less:
 Net waived and reimbursed fees                         10,431           11,574           10,736           27,759         30,214
                                                   -----------      -----------      -----------      -----------      ---------
   Net expenses                                      1,112,702          975,904          839,012          530,055        447,991
                                                   -----------      -----------      -----------      -----------      ---------
 Net investment income                               1,853,205        1,385,105          756,947          863,092        218,599
                                                   -----------      -----------      -----------      -----------      ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
 Net realized gain on investments                      443,079          534,878          250,618          352,786        127,116
 Net change in unrealized appreciation
   (depreciation) of investments                    (2,731,863)      (2,406,692)      (1,519,255)      (1,777,115)      (875,149)
                                                   -----------      -----------      -----------      -----------      ---------
   Net realized and unrealized loss on
     investments                                    (2,288,784)      (1,871,814)      (1,268,637)      (1,424,329)      (748,033)
                                                   -----------      -----------      -----------      -----------      ---------
 DECREASE IN NET ASSETS RESULTING FROM
   OPERATIONS                                      $  (435,579)     $  (486,709)     $  (511,690)     $  (561,237)     $(529,434)
                                                   ===========      ===========      ===========      ===========      =========

                 See Accompanying Notes to Financial Statements

                STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
--------------------------------------------------------------------------------


                                                                      ING CLASSIC                   ING CLASSIC
                                                               PRINCIPAL PROTECTION FUND    PRINCIPAL PROTECTION FUND II
                                                              ---------------------------   ----------------------------
                                                               SIX MONTHS                    SIX MONTHS
                                                                 ENDED        YEAR ENDED        ENDED        YEAR ENDED
                                                              NOVEMBER 30,     MAY 31,      NOVEMBER 30,      MAY 31,
                                                                  2003           2003           2003            2003
                                                                  ----           ----           ----            ----
FROM OPERATIONS:
Net investment income                                         $  1,853,205   $  3,743,831    $ 1,385,105    $ 2,655,105
Net realized gain (loss) on investments                            443,079       (401,689)       534,878       (204,400)
Net change in unrealized appreciation (depreciation) of
  investments                                                   (2,731,863)      (742,239)    (2,406,692)       967,155
                                                              ------------   ------------    -----------    -----------
Net increase (decrease) in net assets resulting from
  operations                                                      (435,579)     2,599,903       (486,709)     3,417,860
                                                              ------------   ------------    -----------    -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
  Class A                                                         (406,933)      (659,723)      (204,690)      (314,035)
  Class B                                                       (2,355,544)    (4,007,607)    (1,868,007)    (2,982,423)
                                                              ------------   ------------    -----------    -----------
Total distributions                                             (2,762,477)    (4,667,330)    (2,072,697)    (3,296,458)
                                                              ------------   ------------    -----------    -----------
FROM CAPITAL SHARE TRANSACTIONS:
Dividends reinvested                                             2,718,505      4,498,571      2,009,289      3,247,002
Cost of shares redeemed                                         (9,642,384)   (15,682,127)    (6,268,801)    (9,844,082)
                                                              ------------   ------------    -----------    -----------
Net decrease in net assets resulting from capital share
  transactions                                                  (6,923,879)   (11,183,556)    (4,259,512)    (6,597,080)
                                                              ------------   ------------    -----------    -----------
Net decrease in net assets                                     (10,121,935)   (13,250,983)    (6,818,918)    (6,475,678)
NET ASSETS:
Beginning of period                                            107,735,796    120,986,779     92,694,095     99,169,773
                                                              ------------   ------------    -----------    -----------
End of period                                                 $ 97,613,861   $107,735,796    $85,875,177    $92,694,095
                                                              ============   ============    ===========    ===========
Undistributed net investment income (accumulated net
  investment loss) at end of period                           $   (336,666)  $    572,606    $  (255,532)   $   432,060
                                                              ============   ============    ===========    ===========

                 See Accompanying Notes to Financial Statements

                STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
--------------------------------------------------------------------------------

                                                 ING CLASSIC                        ING CLASSIC
                                        PRINCIPAL PROTECTION FUND III      PRINCIPAL PROTECTION FUND IV
                                        -----------------------------      -----------------------------
                                         SIX MONTHS                         SIX MONTHS
                                           ENDED          YEAR ENDED          ENDED          YEAR ENDED
                                        NOVEMBER 30,        MAY 31,        NOVEMBER 30,        MAY 31,
                                            2003             2003              2003             2003
                                            ----             ----              ----             ----
FROM OPERATIONS:
Net investment income                   $   756,947       $ 1,198,485      $   863,092       $ 1,472,791
Net realized gain (loss) on
  investments                               250,618         1,544,315          352,786          (194,309)
Net change in unrealized
  appreciation (depreciation) of
  investments                            (1,519,255)        1,020,229       (1,777,115)        1,915,115
                                        -----------       -----------      -----------       -----------
Net increase (decrease) in net
  assets resulting from operations         (511,690)        3,763,029         (561,237)        3,193,597
                                        -----------       -----------      -----------       -----------
FROM DISTRIBUTIONS TO
  SHAREHOLDERS:
Net investment income:
  Class A                                  (177,416)         (269,422)        (140,377)         (191,186)
  Class B                                  (920,348)       (1,519,967)      (1,130,288)       (1,584,827)
                                        -----------       -----------      -----------       -----------
Total distributions                      (1,097,764)       (1,789,389)      (1,270,665)       (1,776,013)
                                        -----------       -----------      -----------       -----------
FROM CAPITAL SHARE TRANSACTIONS:
Dividends reinvested                      1,054,212         1,735,543        1,224,909         1,718,676
Cost of shares redeemed                  (5,227,565)       (9,373,483)      (4,175,875)       (4,164,096)
                                        -----------       -----------      -----------       -----------
Net decrease in net assets
  resulting from capital share
  transactions                           (4,173,353)       (7,637,940)      (2,950,966)       (2,445,420)
                                        -----------       -----------      -----------       -----------
Net decrease in net assets               (5,782,807)       (5,664,300)      (4,782,868)       (1,027,836)
NET ASSETS:
Beginning of period                      80,361,906        86,026,206       51,485,318        52,513,154
                                        -----------       -----------      -----------       -----------
End of period                           $74,579,099       $80,361,906      $46,702,450       $51,485,318
                                        ===========       ===========      ===========       ===========
Undistributed net investment
  income (accumulated net
  investment loss) at end of
  period                                $  (136,449)      $   204,368      $  (151,324)      $   256,249
                                        ===========       ===========      ===========       ===========


                                    ING INDEX PLUS PROTECTION FUND
                                    -------------------------------
                                     SIX MONTHS
                                        ENDED           YEAR ENDED
                                    NOVEMBER 30,         MAY 31,
                                        2003               2003
                                        ----               ----
FROM OPERATIONS:
Net investment income                $   218,599       $   267,828
Net realized gain (loss) on
  investments                            127,116           804,900
Net change in unrealized
  appreciation (depreciation) of
  investments                           (875,149)        1,557,734
                                     -----------       -----------
Net increase (decrease) in net
  assets resulting from operations      (529,434)        2,630,462
                                     -----------       -----------
FROM DISTRIBUTIONS TO
  SHAREHOLDERS:
Net investment income:
  Class A                                (67,535)          (92,698)
  Class B                               (242,783)         (406,192)
                                     -----------       -----------
Total distributions                     (310,318)         (498,890)
                                     -----------       -----------
FROM CAPITAL SHARE TRANSACTIONS:
Dividends reinvested                     308,166           526,710
Cost of shares redeemed               (3,315,379)       (4,513,618)
                                     -----------       -----------
Net decrease in net assets
  resulting from capital share
  transactions                        (3,007,213)       (3,986,908)
                                     -----------       -----------
Net decrease in net assets            (3,846,965)       (1,855,336)
NET ASSETS:
Beginning of period                   43,588,253        45,443,589
                                     -----------       -----------
End of period                        $39,741,288       $43,588,253
                                     ===========       ===========
Undistributed net investment
  income (accumulated net
  investment loss) at end of
  period                             $   (41,354)      $    50,365
                                     ===========       ===========

                 See Accompanying Notes to Financial Statements

                               ING CLASSIC PRINCIPAL PROTECTION FUND (UNAUDITED)

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                          CLASS A
                                                          -----------------------------------------------------------------------
                                                           SIX MONTHS     YEAR     SEVEN MONTHS      YEAR ENDED        AUGUST 6,
                                                             ENDED        ENDED       ENDED          OCTOBER 31,      1999(2) TO
                                                          NOVEMBER 30,   MAY 31,     MAY 31,      -----------------   OCTOBER 31,
                                                              2003        2003       2002(1)       2001      2000        1999
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                $         9.53        9.72        10.07        10.31     10.20       10.00
 Income from investment operations:
 Net investment income                               $         0.23        0.39         0.21         0.31      0.05        0.07*
 Net realized and unrealized gain (loss) on
 investments                                         $        (0.24)      (0.11)       (0.22)       (0.44)     0.13        0.13
 Total from investment operations                    $        (0.01)       0.28        (0.01)       (0.13)     0.18        0.20
 Less distributions from:
 Net investment income                               $         0.33        0.47         0.34         0.11      0.07          --
 Total distributions                                 $         0.33        0.47         0.34         0.11      0.07          --
 Net asset value, end of period                      $         9.19        9.53         9.72        10.07     10.31       10.20
 TOTAL RETURN(3)                                     %        (0.06)       2.91        (0.08)       (1.24)     1.71        1.39**
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                   $       11,494      12,839       14,545       16,340    18,712      21,069
 Ratios to average net assets:
 Net expenses after expense reimbursement(4)(5)      %         1.50        1.50         1.50         1.50      1.50        1.06
 Gross expenses prior to expense reimbursement(4)    %         1.52        1.55         1.56         1.50      1.52        1.46
 Net investment income after reimbursement(4)(5)     %         4.25        3.94         3.54         3.05      0.94        2.76
 Portfolio turnover rate                             %            1          10           33           79       337          42
---------------------------------------------------------------------------------------------------------------------------------

                                                                                          CLASS B
                                                          -----------------------------------------------------------------------
                                                           SIX MONTHS     YEAR     SEVEN MONTHS      YEAR ENDED        AUGUST 6,
                                                             ENDED        ENDED       ENDED          OCTOBER 31,      1999(2) TO
                                                          NOVEMBER 30,   MAY 31,     MAY 31,      -----------------   OCTOBER 31,
                                                              2003        2003       2002(1)       2001      2000        1999
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                $         9.50        9.68        10.00        10.24     10.19       10.00
 Income from investment operations:
 Net investment income                               $         0.23        0.32         0.17         0.24      0.03        0.05*
 Net realized and unrealized gain (loss) on
 investments                                         $        (0.27)      (0.11)       (0.23)       (0.45)     0.06        0.14
 Total from investment operations                    $        (0.04)       0.21        (0.06)       (0.21)     0.09        0.19
 Less distributions from:
 Net investment income                               $         0.26        0.39         0.26         0.03      0.04          --
 Total distributions                                 $         0.26        0.39         0.26         0.03      0.04          --
 Net asset value, end of period                      $         9.20        9.50         9.68        10.00     10.24       10.19
 TOTAL RETURN(3)                                     %        (0.45)       2.19        (0.58)       (2.04)     0.89        1.39**
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                   $       86,120      94,896      106,442      116,550   132,987     144,305
 Ratios to average net assets:
 Net expenses after expense reimbursement(4)(5)      %         2.25        2.25         2.25         2.25      2.25        1.80
 Gross expenses prior to expense reimbursement(4)    %         2.27        2.30         2.31         2.25      2.27        2.21
 Net investment income after reimbursement(4)(5)     %         3.51        3.19         2.80         2.30      0.19        2.01
 Portfolio turnover rate                             %            1          10           33           79       337          42
---------------------------------------------------------------------------------------------------------------------------------

(1)The Fund changed its fiscal year end to May 31.
(2)Commencement of operations of class.
(3)Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.
(4)Annualized for periods less than one year.
(5)The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.
* Per share data calculated using weighted average number of shares outstanding throughout the period.
** Represents performance beginning on first day of the Guarantee Period
   (10/7/99). Total return from commencement of offering of shares was 2.00% and 1.90% for Class A and Class B, respectively.

                 See Accompanying Notes to Financial Statements

ING CLASSIC PRINCIPAL PROTECTION FUND II (UNAUDITED)

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                          CLASS A
                                                           ----------------------------------------------------------------------
                                                            SIX MONTHS     YEAR     SEVEN MONTHS      YEAR ENDED      OCTOBER 7,
                                                              ENDED        ENDED       ENDED         OCTOBER 31,      1999(2) TO
                                                           NOVEMBER 30,   MAY 31,     MAY 31,      ----------------   OCTOBER 31,
                                                               2003        2003       2002(1)       2001     2000        1999
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                 $         9.50        9.50         9.83        9.82     10.02      10.00
 Income from investment operations:
 Net investment income                                $         0.19        0.34         0.19        0.32      0.10       0.02*
 Net realized and unrealized gain (loss) on
 investments                                          $        (0.21)       0.06        (0.19)      (0.15)    (0.25)        --
 Total from investment operations                     $        (0.02)       0.40         0.00***     0.17     (0.15)      0.02
 Less distributions from:
 Net investment income                                $         0.29        0.40         0.33        0.16      0.05         --
 Total distributions                                  $         0.29        0.40         0.33        0.16      0.05         --
 Net asset value, end of period                       $         9.19        9.50         9.50        9.83      9.82      10.02
 TOTAL RETURN(3)                                      %        (0.16)       4.27         0.10        1.79     (2.00)**       --+
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                    $        6,579       7,510        8,046       8,343    11,169      2,079
 Ratios to average net assets:
 Net expenses after expense reimbursement(4)(5)       %         1.50        1.50         1.50        1.50      1.35       0.58
 Gross expenses prior to expense reimbursement(4)     %         1.52        1.59         1.58        1.52      1.41       6.47
 Net investment income after reimbursement(4)(5)      %         3.79        3.46         3.32        3.19      1.59       3.85
 Portfolio turnover rate                              %           --          13           43         113       260         --
---------------------------------------------------------------------------------------------------------------------------------

                                                                                          CLASS B
                                                           ----------------------------------------------------------------------
                                                            SIX MONTHS     YEAR     SEVEN MONTHS      YEAR ENDED      OCTOBER 7,
                                                              ENDED        ENDED       ENDED         OCTOBER 31,      1999(2) TO
                                                           NOVEMBER 30,   MAY 31,     MAY 31,      ----------------   OCTOBER 31,
                                                               2003        2003       2002(1)       2001     2000        1999
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                 $         9.48        9.48         9.77        9.76     10.02      10.00
 Income from investment operations:
 Net investment income                                $         0.15        0.27         0.15        0.25      0.08       0.02*
 Net realized and unrealized gain (loss) on
 investments                                          $        (0.20)       0.06        (0.18)      (0.16)    (0.30)        --
 Total from investment operations                     $        (0.05)       0.33        (0.03)       0.09     (0.22)      0.02
 Less distributions from:
 Net investment income                                $         0.22        0.33         0.26        0.08      0.04         --
 Total distributions                                  $         0.22        0.33         0.26        0.08      0.04         --
 Net asset value, end of period                       $         9.21        9.48         9.48        9.77      9.76      10.02
 TOTAL RETURN(3)                                      %        (0.52)       3.47        (0.26)       0.93     (2.58)**       --+
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                    $       79,296      85,184       91,124      96,122   105,475     24,336
 Ratios to average net assets:
 Net expenses after expense reimbursement(4)(5)       %         2.25        2.25         2.25        2.25      2.05       1.30
 Gross expenses prior to expense reimbursement(4)     %         2.27        2.34         2.33        2.27      2.12       7.19
 Net investment income after reimbursement(4)(5)      %         3.05        2.71         2.57        2.44      0.88       3.12
 Portfolio turnover rate                              %           --          13           43         113       260         --
---------------------------------------------------------------------------------------------------------------------------------

(1) The Fund changed its fiscal year end to May 31.

(2) Commencement of operations of class.

(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.

(4) Annualized for periods less than one year.

(5) The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

* Per share data calculated using weighted average number of shares outstanding throughout the period.

** Represents performance beginning on first day of the Guarantee Period (12/21/99). Total return for year ended October 31, 2000 was (1.51%) and (2.21%) for Class A and Class B, respectively.

***  Amount represents less than $0.01 per share.

+ Total return from commencement of offering of shares was 0.20% for both Class A and Class B.

                 See Accompanying Notes to Financial Statements

                           ING CLASSIC PRINCIPAL PROTECTION FUND III (UNAUDITED)

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                             CLASS A
                                                                -----------------------------------------------------------------
                                                                 SIX MONTHS     YEAR     SEVEN MONTHS      YEAR        MARCH 1,
                                                                   ENDED        ENDED       ENDED          ENDED      2000(2) TO
                                                                NOVEMBER 30,   MAY 31,     MAY 31,      OCTOBER 31,   OCTOBER 31,
                                                                    2003        2003       2002(1)         2001          2000
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                      $        9.81         9.59        9.91          10.22         10.00
 Income from investment operations:
 Net investment income                                     $        0.13         0.21        0.17           0.26          0.06
 Net realized and unrealized gain (loss) on investments    $       (0.16)        0.29       (0.20)         (0.45)         0.16
 Total from investment operations                          $       (0.03)        0.50       (0.03)         (0.19)         0.22
 Less distributions from:
 Net investment income                                     $        0.21         0.28        0.29           0.12            --
 Total distributions                                       $        0.21         0.28        0.29           0.12            --
 Net asset value, end of period                            $        9.57         9.81        9.59           9.91         10.22
 TOTAL RETURN(3)                                           %       (0.30)        5.26       (0.26)         (1.79)         1.09*
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                         $       8,131        8,832       9,597          9,830        10,739
 Ratios to average net assets:
 Net expenses after expense reimbursement(4)(5)            %        1.50         1.50        1.50           1.50          1.06
 Gross expenses prior to expense reimbursement(4)          %        1.52         1.59        1.57           1.53          1.19
 Net investment income after reimbursement(4)(5)           %        2.62         2.11        3.01           2.66          1.34
 Portfolio turnover rate                                   %           1           66          48            121           113
---------------------------------------------------------------------------------------------------------------------------------

                                                                                             CLASS B
                                                                -----------------------------------------------------------------
                                                                 SIX MONTHS     YEAR     SEVEN MONTHS      YEAR        MARCH 1,
                                                                   ENDED        ENDED       ENDED          ENDED      2000(2) TO
                                                                NOVEMBER 30,   MAY 31      MAY 31,      OCTOBER 31,   OCTOBER 31,
                                                                    2003        2003       2002(1)         2001          2000
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                      $         9.78        9.55         9.84         10.17         10.00
 Income from investment operations:
 Net investment income                                     $         0.10        0.14         0.13          0.19          0.06
 Net realized and unrealized gain (loss) on investments    $        (0.18)       0.29        (0.20)        (0.45)         0.11
 Total from investment operations                          $        (0.08)       0.43        (0.07)        (0.26)         0.17
 Less distributions from:
 Net investment income                                     $         0.13        0.20         0.22          0.07            --
 Total distributions                                       $         0.13        0.20         0.22          0.07            --
 Net asset value, end of period                            $         9.57        9.78         9.55          9.84         10.17
 TOTAL RETURN(3)                                           %        (0.78)       4.56        (0.73)        (2.52)         0.79*
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                         $       66,448      71,530       76,430        80,416        87,907
 Ratios to average net assets:
 Net expenses after expense reimbursement(4)(5)            %         2.25        2.25         2.25          2.25          1.65
 Gross expenses prior to expense reimbursement(4)          %         2.27        2.34         2.32          2.28          1.78
 Net investment income after reimbursement(4)(5)           %         1.87        1.36         2.26          1.91          0.75
 Portfolio turnover rate                                   %            1          66           48           121           113
---------------------------------------------------------------------------------------------------------------------------------

(1)The Fund changed its fiscal year end to May 31.
(2)Commencement of operations of class.
(3)Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.
(4)Annualized for periods less than one year.
(5)The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.
* Represents performance beginning on first day of the Guarantee Period (6/1/00). Total return from commencement of offering of shares was 2.20% and 1.70% for Class A and Class B, respectively.

                 See Accompanying Notes to Financial Statements

ING CLASSIC PRINCIPAL PROTECTION FUND IV (UNAUDITED)

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                             CLASS A
                                                                -----------------------------------------------------------------
                                                                 SIX MONTHS     YEAR     SEVEN MONTHS      YEAR         JULY 6,
                                                                   ENDED        ENDED       ENDED          ENDED      2000(2) TO
                                                                NOVEMBER 30,   MAY 31,     MAY 31,      OCTOBER 31,   OCTOBER 31,
                                                                    2003        2003       2002(1)         2001          2000
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                      $        9.69         9.44        9.78           9.74         10.00
 Income from investment operations:
 Net investment income                                     $        0.21         0.35        0.18           0.26          0.05
 Net realized and unrealized gain (loss) on investments    $       (0.28)        0.30       (0.24)         (0.13)        (0.31)
 Total from investment operations                          $       (0.07)        0.65       (0.06)          0.13         (0.26)
 Less distributions from:
 Net investment income                                     $        0.33         0.40        0.28           0.09            --
 Total distributions                                       $        0.33         0.40        0.28           0.09            --
 Net asset value, end of period                            $        9.29         9.69        9.44           9.78          9.74
 TOTAL RETURN(3)                                           %       (0.77)        6.99       (0.62)          1.40         (3.37)*
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                         $       4,106        4,470       4,728          5,176         5,534
 Ratios to average net assets:
 Net expenses after expense reimbursement(4)(5)            %        1.50         1.50        1.50           1.50          0.87
 Gross expenses prior to expense reimbursement(4)          %        1.60         1.73        1.66           1.60          1.30
 Net investment income after reimbursement(4)(5)           %        4.19         3.51        3.17           2.62          2.01
 Portfolio turnover rate                                   %          --           25          16             77            38
---------------------------------------------------------------------------------------------------------------------------------

                                                                                             CLASS B
                                                                -----------------------------------------------------------------
                                                                 SIX MONTHS     YEAR     SEVEN MONTHS      YEAR         JULY 6,
                                                                   ENDED        ENDED       ENDED          ENDED      2000(2) TO
                                                                NOVEMBER 30,   MAY 31,     MAY 31,      OCTOBER 31,   OCTOBER 31,
                                                                    2003        2003       2002(1)         2001          2000
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                      $         9.65        9.40         9.71          9.72         10.00
 Income from investment operations:
 Net investment income                                     $         0.18        0.27         0.14          0.19          0.05
 Net realized and unrealized gain (loss) on investments    $        (0.29)       0.31        (0.25)        (0.13)        (0.33)
 Total from investment operations                          $        (0.11)       0.58        (0.11)         0.06         (0.28)
 Less distributions from:
 Net investment income                                     $         0.25        0.33         0.20          0.07            --
 Total distributions                                       $         0.25        0.33         0.20          0.07            --
 Net asset value, end of period                            $         9.29        9.65         9.40          9.71          9.72
 TOTAL RETURN(3)                                           %        (1.14)       6.19        (1.08)         0.60         (3.38)*
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                         $       42,596      47,015       47,785        50,949        53,383
 Ratios to average net assets:
 Net expenses after expense reimbursement(4)(5)            %         2.25        2.25         2.25          2.25          1.41
 Gross expenses prior to expense reimbursement(4)          %         2.35        2.48         2.41          2.35          1.84
 Net investment income after reimbursement(4)(5)           %         3.46        2.76         2.42          1.87          1.47
 Portfolio turnover rate                                   %           --          25           16            77            38
---------------------------------------------------------------------------------------------------------------------------------

(1)The Fund changed its fiscal year end to May 31.
(2)Commencement of operations of class.
(3)Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.
(4)Annualized for periods less than one year.
(5)The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.
* Represents performance beginning on first day of the Guarantee Period (9/7/00). Total return from commencement of offering of shares was (2.60)% and (2.80)% for Class A and Class B, respectively.

                 See Accompanying Notes to Financial Statements

                                      ING INDEX PLUS PROTECTION FUND (UNAUDITED)

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                             CLASS A
                                                                -----------------------------------------------------------------
                                                                 SIX MONTHS     YEAR     SEVEN MONTHS      YEAR       OCTOBER 2,
                                                                   ENDED        ENDED       ENDED          ENDED      2000(2) TO
                                                                NOVEMBER 30,   MAY 31,     MAY 31,      OCTOBER 31,   OCTOBER 31,
                                                                    2003        2003       2002(1)         2001          2000
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                      $       10.11         9.64        9.81          10.03         10.00
 Income from investment operations:
 Net investment income                                     $        0.09         0.13        0.12           0.15          0.03
 Net realized and unrealized gain (loss) on investments    $       (0.18)        0.52       (0.17)         (0.30)           --
 Total from investment operations                          $       (0.09)        0.65       (0.05)         (0.15)         0.03
 Less distributions from:
 Net investment income                                     $        0.15         0.18        0.12           0.07            --
 Total distributions                                       $        0.15         0.18        0.12           0.07            --
 Net asset value, end of period                            $        9.87        10.11        9.64           9.81         10.03
 TOTAL RETURN(3)                                           %       (0.92)        6.76       (0.51)         (1.93)*          --+
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                         $       4,539        5,027       5,239          5,383         2,585
 Ratios to average net assets:
 Net expenses after expense reimbursement(4)(5)            %        1.50         1.50        1.50           1.46          0.59
 Gross expenses prior to expense reimbursement(4)          %        1.64         1.73        1.70           1.66          6.35
 Net investment income after reimbursement(4)(5)           %        1.72         1.26        2.06           1.58          4.05
 Portfolio turnover rate                                   %           7           96         101            139            --
---------------------------------------------------------------------------------------------------------------------------------

                                                                                             CLASS B
                                                                -----------------------------------------------------------------
                                                                 SIX MONTHS     YEAR     SEVEN MONTHS      YEAR       OCTOBER 2,
                                                                   ENDED        ENDED       ENDED          ENDED      2000(2) TO
                                                                NOVEMBER 30,   MAY 31,     MAY 31,      OCTOBER 31,   OCTOBER 31,
                                                                    2003        2003       2002(1)         2001          2000
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                      $        10.07        9.61         9.74         10.02         10.00
 Income from investment operations:
 Net investment income                                     $         0.05        0.05         0.07          0.07          0.02
 Net realized and unrealized gain (loss) on investments    $        (0.18)       0.51        (0.15)        (0.29)           --
 Total from investment operations                          $        (0.13)       0.56        (0.08)        (0.22)         0.02
 Less distributions from:
 Net investment income                                     $         0.07        0.10         0.05          0.06            --
 Total distributions                                       $         0.07        0.10         0.05          0.06            --
 Net asset value, end of period                            $         9.87       10.07         9.61          9.74         10.02
 TOTAL RETURN(3)                                           %        (1.31)       5.86        (0.86)        (2.61)*          --+
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                         $       35,202      38,561       40,205        42,346        17,572
RATIOS TO AVERAGE NET ASSETS:
 Net expenses after expense reimbursement(4)(5)            %         2.25        2.25         2.25          2.21          1.31
 Gross expenses prior to expense reimbursement(4)          %         2.39        2.48         2.45          2.41          7.06
 Net investment income after reimbursement(4)(5)           %         0.97        0.51         1.31          0.83          3.33
 Portfolio turnover rate                                   %            7          96          101           139            --
---------------------------------------------------------------------------------------------------------------------------------

(1)The Fund changed its fiscal year end to May 31.
(2)Commencement of operations of class.
(3)Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.
(4)Annualized for periods less than one year.
(5)The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.
* Represents performance beginning on first day of the Guarantee Period (12/1/00). Total return for year ended October 31, 2001 was (1.51%) and (2.21%) for Class A and Class B, respectively.
+ Total return from commencement of offering of shares was 0.30% and 0.20% for Class A and Class B, respectively.

                 See Accompanying Notes to Financial Statements

             NOTES TO FINANCIAL STATEMENTS as of November 30, 2003
--------------------------------------------------------------------------------


NOTE 1 -- ORGANIZATION

Organization. The ING Series Fund, Inc. is a company incorporated under the laws of Maryland on June 17, 1991 and registered under the Investment Company Act of 1940 as an open-end management investment company. There are twenty-two separate funds which comprise the ING Series Fund, Inc. The five funds (each a "Fund"; collectively the "Funds") that are in this report are: ING Classic Principal Protection Fund I ("Classic Principal Protection I" or "PPF I"), ING Classic Principal Protection Fund II ("Classic Principal Protection II" or "PPF II"), ING Classic Principal Protection Fund III ("Classic Principal Protection III" or "PPF III"), ING Classic Principal Protection Fund IV ("Classic Principal Protection IV" or "PPF IV") and ING Index Plus Protection Fund ("Index Plus Protection" or "IPPF").

Each Fund seeks to achieve maximum total return by participating in favorable equity market performance while preserving the principal amount of the Fund as of the inception of each Fund's Guarantee Period. If during the Guarantee Period the equity markets experience a major decline, the Funds' assets may become largely or entirely invested in the Fixed Component, which consists primarily of U.S. Government securities. Use of the Fixed Component reduces the Funds' ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is more heavily invested in equities. Each Fund guarantees that the amount distributed, if any, to each shareholder at the end of the guarantee period will be no less than the value of that shareholder's investment as of the inception of the Guarantee Period provided that all distributions received from the Fund have been reinvested and no shares have been redeemed. Each Funds' Guarantee is backed by an unconditional, irrevocable guarantee from MBIA Insurance Corporation ("MBIA"), a monoline financial guarantor. Each Fund pays MBIA an annual guarantee fee of 0.33% of its average daily net assets.

                            OFFERING              GUARANTEE        MATURITY
                             PERIOD                PERIOD            DATE
                       -------------------   -------------------   --------
PPF*                   08/06/99 - 10/06/99   10/07/99 - 10/06/04   10/06/04
PPF II*                10/07/99 - 12/20/99   12/21/99 - 12/20/04   12/20/04
PPF III*               03/01/00 - 05/31/00   06/01/00 - 05/31/05   05/31/05
PPF IV*                07/06/00 - 09/06/00   09/07/00 - 09/06/05   09/06/05
IPPF*                  10/02/00 - 11/30/00   12/01/00 - 11/30/05   11/30/05**

*  Closed to new investors.
** Guarantee Maturity Date for IPPF. After this date IPPF goes into the Index
   Plus Large Cap Period.

Each Fund offers two classes of shares: Class A and Class B. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees and shareholder servicing fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income from the portfolio pro rata based on the average daily net assets of each class, without discrimination between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based on the net assets of each class on the date of distribution. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weighting of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, and shareholder servicing fees.

ING Investments, LLC ("ING Investments"), an Arizona Limited Liability company, serves as the investment adviser to the Funds. ING Investments has engaged Aeltus Investment Management, Inc. ("ING Aeltus"), a Connecticut corporation, to serve as the Sub-Adviser to the Funds. ING Funds Distributor, LLC is the principal underwriter of the Funds. ING Funds Distributor, LLC, ING Investments and ING Aeltus are indirect wholly owned subsidiaries of ING Groep N.V. ("ING"). ING is a global financial institution active in the field of insurance, banking and asset management in more than 65 countries.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements. Such policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A. Security Valuation. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Portfolio securities reported by NASDAQ will be valued at NASDAQ official closing price. Portfolio securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities are valued at bid prices obtained from independent services or from one or more dealers making markets in the securities. U.S. Government obligations are valued by using market quotations or independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

      Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations

--------------------------------------------------------------------------------


NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      as to their sale) are valued at their fair values as determined in good faith by or under the supervision of the Funds' Board of Directors ("Board"), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Fund calculates its net asset value may also be valued at their fair values as determined in good faith by or under the supervision of a Fund's Board, in accordance with methods that are specifically authorized by the Board. If a significant event which is likely to impact the value of one or more foreign securities held by a Fund occurs after the time at which the foreign market for such security(ies) closes but before the time that the Fund's net asset value is calculated on any business day, such event may be taken into account in determining the fair value of such security(ies) at the time the Fund calculates its net asset value. For these purposes, significant events after the close of trading on a foreign market may include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis, the Board has authorized the use of one or more research services to assist with the determination of the fair value of foreign securities in light of significant events. Research services use statistical analyses and quantitative models to help determine fair value as of the time a Fund calculates its net asset value. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment, and the fair value assigned to a security may not represent the actual value that a Fund could obtain if it were to sell the security at the time of the close of the NYSE.

      Investments in securities maturing in less than 60 days from the date of acquisition are valued at amortized cost, which, when combined with accrued interest, approximates market value.

B. Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the funds. Premium amortization and discount accretion are determined by the effective yield method.

C. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

      (1) Market value of investment securities, other assets and liabilities -- at the exchange rates prevailing at the end of the day.

      (2) Purchases and sales of investment securities, income and expenses -- at the rates of exchange prevailing on the respective dates of such transactions.

      Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the statement of assets and liabilities for the estimated tax withholding based on the securities' current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax. Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. Government. These risks include but are not limited to re-evaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and the U.S. Government.

D. Foreign Currency Transactions and Futures Contracts. Certain Funds may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. The Funds either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market

--------------------------------------------------------------------------------


NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

      Each Fund may enter into futures contracts involving foreign currency, interest rates, securities and security indices, for hedging purposes only. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, a Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margins and are recorded as unrealized gains or losses by the Fund. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. Distributions to Shareholders. The Funds record distributions to their shareholders on ex-dividend date. Each Fund pays dividends and distributes capital gains, if any, annually.

F. Federal Income Taxes. It is the policy of the Funds to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, a federal income tax or excise tax provision is not required. The Board intends to offset any net capital gains with any available capital loss carryforward until each carryforward has been fully utilized or expires. In addition, no capital gain distribution shall be made until the capital loss carryforward has been fully utilized or expires.

G. Use of Estimates. Management of the Funds has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with accounting principles generally accepted in the United States of America. Actual results could differ from these estimates.

H. Repurchase Agreements. Each Fund may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System or with member banks of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase the agreement at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Fund will always receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Fund. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest is at least equal to the repurchase price. If the seller defaults, a Fund might incur a loss or delay in the realization of proceeds if the value of the collateral securing the repurchase agreement declines, and it might incur disposition costs in liquidating the collateral.

I. Illiquid and Restricted Securities. Each Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Funds to sell them promptly at an acceptable price. The Funds also may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933 (1933 Act) or securities offered pursuant to
      Section 4(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and generally may not be publicly sold without registration under the 1933 Act. Restricted securities may be considered liquid pursuant to procedures adopted by the Board or may be deemed to be illiquid because they may not be readily marketable. Restricted securities are valued using market quotations when readily available. In the absence of market quotations, the illiquid and restricted securities are valued based upon their fair value determined under procedures approved by the Board.

--------------------------------------------------------------------------------


NOTE 3 -- INVESTMENT TRANSACTIONS

For the six months ended November 30, 2003, the cost of purchases and proceeds from the sales of securities, excluding short-term securities, were as follows:

                                           PURCHASES    SALES
                                           ---------   --------
Classic Principal Protection               $631,903    $574,779
Classic Principal Protection II             215,099     205,323
Classic Principal Protection III            694,547     669,496
Classic Principal Protection IV             102,793     106,460
Index Plus Protection                       276,830     273,503

U.S. Government securities not included above were as follows:

                                       PURCHASES       SALES
                                      -----------   -----------
Classic Principal Protection          $        --   $11,093,182
Classic Principal Protection II                --     7,559,032
Classic Principal Protection III               --     5,969,359
Classic Principal Protection IV                --     4,768,875
Index Plus Protection                   2,727,619     6,575,503

NOTE 4 -- INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

The Funds entered into an Investment Management Agreement with ING Investments, LLC (the "Investment Manager" or the "Adviser"), a wholly-owned subsidiary of ING. The investment management agreements compensate the Investment Manager with a fee, computed daily and payable monthly, based on the average daily net assets of each Fund. The fee for each Fund is 0.25% during its Offering Period and 0.65% during its Guarantee Period. IPPF pays 0.45% during its Index Plus Large Cap Period.

The Investment Manager has entered into a subadvisory agreement with Aeltus effective March 1, 2002. Subject to such policies as the Board or the Investment Manager may determine, Aeltus manages the Funds' assets in accordance with the Funds' investment objectives, policies, and limitations.

ING Funds Services, LLC ("IFS") acts as administrator and provides certain administrative and shareholder services necessary for Fund operations and is responsible for the supervision of other service providers. For its services, IFS is entitled to receive from each Fund a fee at an annual rate of 0.08% of its average daily net assets.

NOTE 5 -- DISTRIBUTION AND SERVICE FEES

Each share class of the Funds has adopted a Plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plans"), whereby ING Funds Distributor, LLC (the "Distributor") is reimbursed or compensated (depending on the class of shares) by the Funds for expenses incurred in the distribution of each Fund's shares ("Distribution Fees"). Pursuant to the 12b-1 Plans, the Distributor is entitled to a payment each month to compensate or reimburse expenses incurred in the distribution and promotion of each Fund's shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees ("Service Fees") paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plans, each class of shares of each Fund pays the Distributor a combined Distribution and Service Fee based on average daily net assets at the following rates:

                                              CLASS A    CLASS B
                                              -------    -------
Classic Principal Protection                   0.25%      1.00%
Classic Principal Protection II                0.25       1.00
Classic Principal Protection III               0.25       1.00
Classic Principal Protection IV                0.25       1.00
Index Plus Protection                          0.25       1.00

NOTE 6 -- OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

At November 30, 2003, the Funds had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities (see Notes 4 and 5):

                        ACCRUED                             ACCRUED
                       INVESTMENT       ACCRUED           SHAREHOLDER
                       MANAGEMENT    ADMINISTRATIVE      SERVICES AND
                          FEES            FEES         DISTRIBUTION FEES     TOTAL
                       ----------    --------------    -----------------    --------
PPF                     $52,823          $6,463             $73,658         $132,944
PPF II                   46,151           5,680              66,945          118,776
PPF III                  40,053           4,930              56,532          101,515
PPF IV                   25,122           3,092              36,110           64,324
IPPF                     21,326           2,625              29,992           53,943

The Fund has adopted a Deferred Compensation Plan (the "Plan") which allows eligible non-affiliated directors as described in the Plan to defer the receipt of all or a portion of the directors' fees payable. The deferred fees are invested in various funds advised by ING Investments, LLC until distribution in accordance with the Plan.

NOTE 7 -- OTHER ACCRUED EXPENSES AND LIABILITIES

At November 30, 2003, the Funds had the following payables included in Other Accrued Expenses and Liabilities on the Statements of Assets and Liabilities that exceeded 5% of total liabilities:

                       PAYABLE FOR    PAYABLE FOR    PAYABLE FOR     PAYABLE FOR
                         CUSTODY       GUARANTEE        AUDIT          TRANSFER
                          FEES           FEES         EXPENSES        AGENT FEES
                       -----------    -----------    -----------    --------------
PPF                      $21,189        $31,298        $21,741         $21,020
PPF II                    26,774         26,947         21,788          22,991
PPF III                   18,942         23,261         21,874          20,795
PPF IV                    16,743         14,910         21,968          24,777
IPPF                      16,386         12,618         22,013          11,369

--------------------------------------------------------------------------------


NOTE 8 -- EXPENSE LIMITATIONS

Effective March 1, 2002, ING Investments, LLC entered into written expense limitation agreements with each of the Funds whereby, the Investment Manager has voluntarily agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses to the levels listed below:

                                               CLASS A    CLASS B
                                               -------    -------
Classic Principal Protection                    1.50%      2.25%
Classic Principal Protection II                 1.50       2.25
Classic Principal Protection III                1.50       2.25
Classic Principal Protection IV                 1.50       2.25
Index Plus Protection                           1.50       2.25

Under the expense limitation agreements, each Fund will at a later date reimburse the Investment Manager for expenses waived during the previous 36 months, but only if, after such reimbursement, the Fund's expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Investment Manager of such waived and reimbursed fees are reflected on the accompanying Statements of Operations for each Fund. Outstanding reimbursement balances due to the Funds under their respective expense limitation agreements are reflected in Reimbursement Due from Manager on the accompanying Statements of Assets and Liabilities.

As of November 30, 2003, the cumulative amounts of reimbursed fees that are subject to possible recoupment by the Investment Manager are as follows:

Classic Principal Protection                           $112,639
Classic Principal Protection II                         141,278
Classic Principal Protection III                        119,941
Classic Principal Protection IV                         199,376
Index Plus Protection                                   188,620

NOTE 9 -- LINE OF CREDIT
All of the Funds included in this report, in addition to certain other funds managed by the Investment Manager, have entered into an unsecured committed revolving line of credit agreement (the "Credit Agreement") with a syndicate of banks led by Citibank, N.A. for an aggregate amount of $150,000,000. The proceeds may be used to: (1) temporarily finance the purchase and sale of securities; (2) finance the redemption of shares of an investor in the Funds; and (3) enable the Funds to meet other emergency expenses as defined in the Credit Agreement. The Funds to which the line of credit is available pay a commitment fee equal to 0.09% per annum on the daily unused portion of the committed line amount. Each of the Funds will pay its pro rata share of both the agent and commitment fee. Generally, borrowings under the Credit Agreement accrue interest at the Federal Funds Rate plus a specified margin. Repayments generally must be made within 30 days after the date of a revolving credit advance. During the six months ended November 30, 2003, the Funds did not have any loans outstanding under the line of credit.

NOTE 10 -- CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

                                                                       CLASS A SHARES                     CLASS B SHARES
                                                              --------------------------------   --------------------------------
                                                                 SIX MONTHS           YEAR          SIX MONTHS           YEAR
                                                                    ENDED            ENDED             ENDED            ENDED
                                                              NOVEMBER 30, 2003   MAY 31, 2003   NOVEMBER 30, 2003   MAY 31, 2003
                                                              -----------------   ------------   -----------------   ------------
CLASSIC PRINCIPAL PROTECTION
  (NUMBER OF SHARES)
Dividends reinvested                                                  42,906           67,568           245,891           409,020
Shares redeemed                                                     (139,105)        (217,091)         (872,995)       (1,413,982)
                                                                 -----------      -----------       -----------      ------------
Net decrease in shares outstanding                                   (96,199)        (149,523)         (627,104)       (1,004,962)
                                                                 ===========      ===========       ===========      ============
CLASSIC PRINCIPAL PROTECTION ($)
Dividends reinvested                                             $   394,310      $   637,417       $ 2,324,195      $  3,861,154
Shares redeemed                                                   (1,321,996)      (2,085,955)       (8,320,388)      (13,596,172)
                                                                 -----------      -----------       -----------      ------------
Net decrease                                                     $  (927,686)     $(1,448,538)      $(5,996,193)     $ (9,735,018)
                                                                 ===========      ===========       ===========      ============

--------------------------------------------------------------------------------


NOTE 10 -- CAPITAL SHARES (CONTINUED)

                                                                       CLASS A SHARES                     CLASS B SHARES
                                                              --------------------------------   --------------------------------
                                                                 SIX MONTHS           YEAR          SIX MONTHS           YEAR
                                                                    ENDED            ENDED             ENDED            ENDED
                                                              NOVEMBER 30, 2003   MAY 31, 2003   NOVEMBER 30, 2003   MAY 31, 2003
                                                              -----------------   ------------   -----------------   ------------
CLASSIC PRINCIPAL PROTECTION II
  (NUMBER OF SHARES)
Dividends reinvested                                                 21,831           33,034            196,113          313,537
Shares redeemed                                                     (96,317)         (89,582)          (567,730)        (944,702)
                                                                  ---------        ---------        -----------      -----------
Net decrease in shares outstanding                                  (74,486)         (56,548)          (371,617)        (631,165)
                                                                  =========        =========        ===========      ===========
CLASSIC PRINCIPAL PROTECTION II ($)
Dividends reinvested                                              $ 200,849        $ 308,866        $ 1,808,440      $ 2,938,136
Shares redeemed                                                    (915,124)        (856,404)        (5,353,677)      (8,987,678)
                                                                  ---------        ---------        -----------      -----------
Net decrease                                                      $(714,275)       $(547,538)       $(3,545,237)     $(6,049,542)
                                                                  =========        =========        ===========      ===========

                                                                       CLASS A SHARES                     CLASS B SHARES
                                                              --------------------------------   --------------------------------
                                                                 SIX MONTHS           YEAR          SIX MONTHS           YEAR
                                                                    ENDED            ENDED             ENDED            ENDED
                                                              NOVEMBER 30, 2003   MAY 31, 2003   NOVEMBER 30, 2003   MAY 31, 2003
                                                              -----------------   ------------   -----------------   ------------
CLASSIC PRINCIPAL PROTECTION III
  (NUMBER OF SHARES)
Dividends reinvested                                                 17,427            27,009            92,502          154,155
Shares redeemed                                                     (67,878)         (127,788)         (469,071)        (840,377)
                                                                  ---------       -----------       -----------      -----------
Net decrease in shares outstanding                                  (50,451)         (100,779)         (376,569)        (686,222)
                                                                  =========       ===========       ===========      ===========
CLASSIC PRINCIPAL PROTECTION III ($)
Dividends reinvested                                              $ 167,121       $   258,744       $   887,091      $ 1,476,799
Shares redeemed                                                    (662,005)       (1,237,953)       (4,565,560)      (8,135,530)
                                                                  ---------       -----------       -----------      -----------
Net decrease                                                      $(494,884)      $  (979,209)      $(3,678,469)     $(6,658,731)
                                                                  =========       ===========       ===========      ===========

                                                                       CLASS A SHARES                     CLASS B SHARES
                                                              --------------------------------   --------------------------------
                                                                 SIX MONTHS           YEAR          SIX MONTHS           YEAR
                                                                    ENDED            ENDED             ENDED            ENDED
                                                              NOVEMBER 30, 2003   MAY 31, 2003   NOVEMBER 30, 2003   MAY 31, 2003
                                                              -----------------   ------------   -----------------   ------------
CLASSIC PRINCIPAL PROTECTION IV
  (NUMBER OF SHARES)
Dividends reinvested                                                 14,246           19,124            116,919          162,555
Shares redeemed                                                     (33,389)         (58,711)          (402,476)        (374,288)
                                                                  ---------        ---------        -----------      -----------
Net decrease in shares outstanding                                  (19,143)         (39,587)          (285,557)        (211,733)
                                                                  =========        =========        ===========      ===========
CLASSIC PRINCIPAL PROTECTION IV ($)
Dividends reinvested                                              $ 132,784        $ 180,912        $ 1,092,125      $ 1,537,764
Shares redeemed                                                    (321,319)        (566,582)        (3,854,556)      (3,597,514)
                                                                  ---------        ---------        -----------      -----------
Net decrease                                                      $(188,535)       $(385,670)       $(2,762,431)     $(2,059,750)
                                                                  =========        =========        ===========      ===========

                                                                       CLASS A SHARES                     CLASS B SHARES
                                                              --------------------------------   --------------------------------
                                                                 SIX MONTHS           YEAR          SIX MONTHS           YEAR
                                                                    ENDED            ENDED             ENDED            ENDED
                                                              NOVEMBER 30, 2003   MAY 31, 2003   NOVEMBER 30, 2003   MAY 31, 2003
                                                              -----------------   ------------   -----------------   ------------
INDEX PLUS PROTECTION
  (NUMBER OF SHARES)
Dividends reinvested                                                  6,530            9,206             23,968           40,513
Shares redeemed                                                     (43,836)         (55,181)          (286,700)        (397,305)
                                                                  ---------        ---------        -----------      -----------
Net decrease in shares outstanding                                  (37,306)         (45,975)          (262,732)        (356,792)
                                                                  =========        =========        ===========      ===========
INDEX PLUS PROTECTION ($)
Dividends reinvested                                              $  70,643        $  90,495        $   237,523      $   398,245
Shares redeemed                                                    (447,229)        (547,978)        (2,868,150)      (3,927,670)
                                                                  ---------        ---------        -----------      -----------
Net decrease                                                      $(376,586)       $(457,483)       $(2,630,627)     $(3,529,425)
                                                                  =========        =========        ===========      ===========

--------------------------------------------------------------------------------


NOTE 11 -- FEDERAL INCOME TAXES

Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. The tax composition of dividends and distributions to shareholders for the six months ended November 30, 2003 was as follows:

                                                      ORDINARY
                                                       INCOME
                                                     ----------
Classic Principal Protection                         $2,762,477
Classic Principal Protection II                       2,072,697
Classic Principal Protection III                      1,097,764
Classic Principal Protection IV                       1,270,665
Index Plus Protection                                   310,318

The tax composition of dividends and distributions to shareholders for the year ended May 31, 2003 were as follows:

                                                      ORDINARY
                                                       INCOME
                                                     ----------
Classic Principal Protection                         $4,667,330
Classic Principal Protection II                       3,296,458
Classic Principal Protection III                      1,789,389
Classic Principal Protection IV                       1,776,013
Index Plus Protection                                   498,890

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. Key differences are the treatment of short-term capital gains, foreign currency transactions, wash sale deferrals and other temporary differences. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications. To the extent distributions exceed net investment income and/or net realized capital gains for tax purposes, they are reported as distributions of paid-in capital.

Capital loss carryforwards, which may be used to offset future realized capital gains for federal income tax purposes were as follows at May 31, 2003:

                                       AMOUNT      EXPIRATION DATES
                                     -----------   ----------------
Classic Principal Protection         $11,128,314      2007-2011
Classic Principal Protection II       11,254,804      2008-2011
Classic Principal Protection III       6,783,948           2009
Classic Principal Protection IV        7,607,085      2008-2011
Index Plus Protection                  1,809,815           2009

NOTE 12 -- OTHER INFORMATION

As with many financial services companies, ING Investments and affiliates of ING Investments (collectively, "ING") have received requests for information from various governmental and self-regulatory agencies in connection with investigations related to trading in investment company shares. In each case, full cooperation and responses are being provided. ING is also conducting an internal review of investment company share trading as well as reviewing their policies and procedures in this area.

ING
CLASSIC
PRINCIPAL
PROTECTION
FUND

          PORTFOLIO OF INVESTMENTS as of November 30, 2003 (Unaudited)
--------------------------------------------------------------------------------


       Shares                                                                   Value
----------------------------------------------------------------------------------------
COMMON STOCK: 1.9%
                               ADVERTISING: 0.0%
              80         @     Interpublic Group of Cos., Inc.               $     1,140
              50               Omnicom Group                                       3,983
                                                                             -----------
                                                                                   5,123
                                                                             -----------
                               AEROSPACE/DEFENSE: 0.0%
             150               Boeing Co.                                          5,759
              40               General Dynamics Corp.                              3,235
              10               Goodrich Corp.                                        275
              80               Lockheed Martin Corp.                               3,675
              30               Rockwell Collins, Inc.                                807
              80               United Technologies Corp.                           6,855
                                                                             -----------
                                                                                  20,606
                                                                             -----------
                               AGRICULTURE: 0.0%
             370               Altria Group, Inc.                                 19,240
              70               Monsanto Co.                                        1,898
                                                                             -----------
                                                                                  21,138
                                                                             -----------
                               AIRLINES: 0.0%
              30               Delta Air Lines, Inc.                                 376
             140               Southwest Airlines Co.                              2,517
                                                                             -----------
                                                                                   2,893
                                                                             -----------
                               APPAREL: 0.0%
              20               Jones Apparel Group, Inc.                             690
              30               Liz Claiborne, Inc.                                 1,050
              60               Nike, Inc.                                          4,036
              10               Reebok Intl. Ltd                                      402
              20               VF Corp.                                              825
                                                                             -----------
                                                                                   7,003
                                                                             -----------
                               AUTO MANUFACTURERS: 0.0%
             550               Ford Motor Co.                                      7,261
             140               General Motors Corp.                                5,989
              35         @     Paccar, Inc.                                        2,807
                                                                             -----------
                                                                                  16,057
                                                                             -----------
                               AUTO PARTS & EQUIPMENT: 0.0%
              20               Cooper Tire & Rubber Co.                              400
              30               Dana Corp.                                            485
             180               Delphi Corp.                                        1,580
              20               Johnson Controls, Inc.                              2,190
                                                                             -----------
                                                                                   4,655
                                                                             -----------
                               BANKS: 0.1%
              70               Amsouth Bancorp                                     1,679
             270               Bank of America Corp.                              20,365
             140               Bank of New York Co., Inc.                          4,295
             200               Bank One Corp.                                      8,672
             100               BB&T Corp.                                          3,936
              40               Charter One Financial, Inc.                         1,329
              10               Comerica, Inc.                                        522
              20               First Tennessee National Corp.                        892
             190               FleetBoston Financial Corp.                         7,714
              50               Huntington Bancshares, Inc.                         1,100
              80               Keycorp                                             2,223
              40               Marshall & Ilsley Corp.                             1,484
              70               Mellon Financial Corp.                              2,016
             110               National City Corp.                                 3,691
              30               North Fork Bancorporation, Inc.                     1,198
              40               Northern Trust Corp.                                1,794
              50               PNC Financial Services Group, Inc.                  2,718
              40               Regions Financial Corp.                             1,484

----------------------------------------------------------------------------------------
       Shares                                                                   Value
              70               SouthTrust Corp.                              $     2,251
              60               State Street Corp.                                  3,058
              50               SunTrust Banks, Inc.                                3,553
              40               Union Planters Corp.                                1,380
             350               US Bancorp                                          9,698
             410               Wachovia Corp.                                     18,757
             120               Wells Fargo & Co.                                   6,880
              20               Zions Bancorporation                                1,233
                                                                             -----------
                                                                                 113,922
                                                                             -----------
                               BEVERAGES: 0.1%
             150               Anheuser-Busch Cos., Inc.                           7,773
              10               Brown-Forman Corp.                                    917
             440               Coca-Cola Co.                                      20,461
              40               Coca-Cola Enterprises, Inc.                           826
              50               Pepsi Bottling Group, Inc.                          1,154
             420               PepsiCo, Inc.                                      20,210
                                                                             -----------
                                                                                  51,341
                                                                             -----------
                               BIOTECHNOLOGY: 0.0%
             241         @     Amgen, Inc.                                        13,860
              35         @     Biogen IDEC, Inc.                                   1,317
              50         @     Chiron Corp.                                        2,681
              40         @     Genzyme Corp.                                       1,870
              50         @     Medimmune, Inc.                                     1,190
              10         @     Millipore Corp.                                       428
                                                                             -----------
                                                                                  21,346
                                                                             -----------
                               BUILDING MATERIALS: 0.0%
              10         @     American Standard Cos., Inc.                          997
              80               Masco Corp.                                         2,176
              20               Vulcan Materials Co.                                  889
                                                                             -----------
                                                                                   4,062
                                                                             -----------
                               CHEMICALS: 0.0%
              40               Air Products & Chemicals, Inc.                      1,918
              10               Ashland, Inc.                                         397
             160               Dow Chemical Co.                                    6,008
             180               Du Pont EI de Nemours & Co.                         7,463
              40               Ecolab, Inc.                                        1,049
              40               Engelhard Corp.                                     1,193
              20         @     Hercules, Inc.                                        201
              20               International Flavors & Fragrances, Inc.              649
              30               PPG Industries, Inc.                                1,754
              30               Praxair, Inc.                                       2,153
              40               Rohm & Haas Co.                                     1,606
              30               Sherwin-Williams Co.                                  973
              10               Sigma-Aldrich Corp.                                   536
                                                                             -----------
                                                                                  25,900
                                                                             -----------
                               COMMERCIAL SERVICES: 0.0%
              30         @     Apollo Group, Inc.                                  2,071
             310         @     Cendant Corp.                                       6,869
             120         @     Concord EFS, Inc.                                   1,379
              40         @     Convergys Corp.                                       614
              10               Deluxe Corp.                                          412
              30               Equifax, Inc.                                         709
              40               H&R Block, Inc.                                     2,172
              60               McKesson Corp.                                      1,752
              30               Moody's Corp.                                       1,718
              90               Paychex, Inc.                                       3,462
              30         @     Robert Half Intl., Inc.                               668
              20               RR Donnelley & Sons Co.                               561
                                                                             -----------
                                                                                  22,387
                                                                             -----------

                 See Accompanying Notes to Financial Statements

ING
CLASSIC
PRINCIPAL
PROTECTION
FUND

    PORTFOLIO OF INVESTMENTS as of November 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                                                   Value
----------------------------------------------------------------------------------------
                               COMPUTERS: 0.1%
              90         @     Apple Computer, Inc.                          $     1,883
              20         @     Computer Sciences Corp.                               828
             600         @     Dell, Inc.                                         20,700
              80               Electronic Data Systems Corp.                       1,730
             630         @     EMC Corp.                                           8,656
              70         @     Gateway, Inc.                                         312
             544               Hewlett-Packard Co.                                11,799
             300               International Business Machines Corp.              27,162
              40         @     Lexmark Intl., Inc.                                 3,096
              10         @     NCR Corp.                                             349
             100         @     Network Appliance, Inc.                             2,311
             560         @     Sun Microsystems, Inc.                              2,391
              60         @     Sungard Data Systems, Inc.                          1,621
              60         @     Unisys Corp.                                          979
             130         @     Veritas Software Corp.                              4,943
                                                                             -----------
                                                                                  88,760
                                                                             -----------
                               COSMETICS/PERSONAL CARE: 0.1%
              10               Alberto-Culver Co.                                    611
              40               Avon Products, Inc.                                 2,740
             100               Colgate-Palmolive Co.                               5,250
             240               Gillette Co.                                        8,095
              90               Kimberly-Clark Corp.                                4,880
             320               Procter & Gamble Co.                               30,797
                                                                             -----------
                                                                                  52,373
                                                                             -----------
                               DISTRIBUTION/WHOLESALE: 0.0%
              20               WW Grainger, Inc.                                     925
                                                                             -----------
                                                                                     925
                                                                             -----------
                               DIVERSIFIED FINANCIAL SERVICES: 0.3%
             230               American Express Co.                               10,513
              20               Bear Stearns Cos., Inc.                             1,449
              60               Capital One Financial Corp.                         3,583
             240               Charles Schwab Corp.                                2,784
             930               Citigroup, Inc.                                    43,746
              40               Countrywide Financial Corp.                         4,224
             180               Fannie Mae                                         12,600
              20               Federated Investors, Inc.                             575
              50               Franklin Resources, Inc.                            2,392
             130               Freddie Mac                                         7,075
              80               Goldman Sachs Group, Inc.                           7,686
             620               JP Morgan Chase & Co.                              21,923
              80               Lehman Brothers Holdings, Inc.                      5,777
             310               MBNA Corp.                                          7,601
             290               Merrill Lynch & Co., Inc.                          16,458
             260               Morgan Stanley                                     14,373
              40         @     Providian Financial Corp.                             452
              80               SLM Corp.                                           2,970
              20               T Rowe Price Group, Inc.                              841
                                                                             -----------
                                                                                 167,022
                                                                             -----------
                               ELECTRIC: 0.0%
             150         @     AES Corp.                                           1,331
              30               Ameren Corp.                                        1,324
              80               American Electric Power Co., Inc.                   2,215
              70               Centerpoint Energy, Inc.                              679
              40               Cinergy Corp.                                       1,462
              20               Consolidated Edison, Inc.                             806
              40               Constellation Energy Group, Inc.                    1,506
              29               Dominion Resources, Inc.                            1,748
              70               Duke Energy Corp.                                   1,263
             110         @     Edison Intl.                                        2,246
              40               Entergy Corp.                                       2,114
              80               Exelon Corp.                                        4,946
              30               FirstEnergy Corp.                                   1,040

----------------------------------------------------------------------------------------
       Shares                                                                   Value
              40               FPL Group, Inc.                               $     2,542
              60               NiSource, Inc.                                      1,245
              70         @     PG&E Corp.                                          1,758
              20               Pinnacle West Capital Corp.                           787
              30               PPL Corp.                                           1,226
              20               Progress Energy, Inc.                                 876
              50               Public Service Enterprise Group, Inc.               2,051
             140               Southern Co.                                        4,098
              70               TXU Corp.                                           1,550
              60               Xcel Energy, Inc.                                   1,002
                                                                             -----------
                                                                                  39,815
                                                                             -----------
                               ELECTRICAL COMPONENTS & EQUIPMENT: 0.0%
              50               American Power Conversion                           1,093
              80               Emerson Electric Co.                                4,884
              40               Molex, Inc.                                         1,286
                                                                             -----------
                                                                                   7,263
                                                                             -----------
                               ELECTRONICS: 0.0%
              80         @     Agilent Technologies, Inc.                          2,263
              50               Applera Corp. -- Applied Biosystems Group           1,074
              40         @     Jabil Circuit, Inc.                                 1,100
              20               Parker Hannifin Corp.                               1,100
              30               Perkinelmer, Inc.                                     507
             160         @     Sanmina-SCI Corp.                                   1,950
             140         @     Solectron Corp.                                       819
              40               Symbol Technologies, Inc.                             558
              20               Tektronix, Inc.                                       551
              30         @     Thermo Electron Corp.                                 717
              10         @     Thomas & Betts Corp.                                  208
                                                                             -----------
                                                                                  10,847
                                                                             -----------
                               ENTERTAINMENT: 0.0%
              60               International Game Technology                       2,081
                                                                             -----------
                                                                                   2,081
                                                                             -----------
                               ENVIRONMENTAL CONTROL: 0.0%
              50         @     Allied Waste Industries, Inc.                         623
             100               Waste Management, Inc.                              2,941
                                                                             -----------
                                                                                   3,564
                                                                             -----------
                               FOOD: 0.0%
              30               Albertson's, Inc.                                     638
             110               Archer-Daniels-Midland Co.                          1,572
              80               Campbell Soup Co.                                   2,049
             100               Conagra Foods, Inc.                                 2,450
              70               General Mills, Inc.                                 3,151
              20               Hershey Foods Corp.                                 1,554
              90               HJ Heinz Co.                                        3,249
              70               Kellogg Co.                                         2,504
             140         @     Kroger Co.                                          2,640
              20               McCormick & Co., Inc.                                 574
              70         @     Safeway, Inc.                                       1,453
             140               Sara Lee Corp.                                      2,877
              30               Supervalu, Inc.                                       775
             110               Sysco Corp.                                         3,994
              30               Winn-Dixie Stores, Inc.                               271
              40               WM Wrigley Jr Co.                                   2,205
                                                                             -----------
                                                                                  31,956
                                                                             -----------
                               FOREST PRODUCTS & PAPER: 0.0%
              10               Boise Cascade Corp.                                   295
              50               Georgia-Pacific Corp.                               1,365
              90               International Paper Co.                             3,349
              20         @     Louisiana-Pacific Corp.                               362

                 See Accompanying Notes to Financial Statements

ING
CLASSIC
PRINCIPAL
PROTECTION
FUND

    PORTFOLIO OF INVESTMENTS as of November 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                                                   Value
----------------------------------------------------------------------------------------
                               FOREST PRODUCTS & PAPER (CONTINUED)
              10               MeadWestvaco Corp.                            $       255
              10               Temple-Inland, Inc.                                   565
              40               Weyerhaeuser Co.                                    2,280
                                                                             -----------
                                                                                   8,471
                                                                             -----------
                               GAS: 0.0%
              30               KeySpan Corp.                                       1,057
              10               Peoples Energy Corp.                                  402
              40               Sempra Energy                                       1,133
                                                                             -----------
                                                                                   2,592
                                                                             -----------
                               HAND/MACHINE TOOLS: 0.0%
              20               Black & Decker Corp.                                  928
              10               Snap-On, Inc.                                         300
              20               Stanley Works                                         654
                                                                             -----------
                                                                                   1,882
                                                                             -----------
                               HEALTHCARE -- PRODUCTS: 0.1%
              10               Bausch & Lomb, Inc.                                   502
             120               Baxter Intl., Inc.                                  3,338
              50               Becton Dickinson & Co.                              2,002
              50               Biomet, Inc.                                        1,789
             260         @     Boston Scientific Corp.                             9,331
              10               CR Bard, Inc.                                         756
              80               Guidant Corp.                                       4,542
             220               Johnson & Johnson                                  10,844
             230               Medtronic, Inc.                                    10,396
              30         @     St. Jude Medical, Inc.                              1,900
              40               Stryker Corp.                                       3,240
              40         @     Zimmer Holdings, Inc.                               2,637
                                                                             -----------
                                                                                  51,277
                                                                             -----------
                               HEALTHCARE -- SERVICES: 0.0%
              40         @     Anthem, Inc.                                        2,885
              50         @     Humana, Inc.                                        1,117
              20               Manor Care, Inc.                                      706
              30         @     Tenet Healthcare Corp.                                438
             150               UnitedHealth Group, Inc.                            8,085
              50         @     WellPoint Health Networks                           4,675
                                                                             -----------
                                                                                  17,906
                                                                             -----------
                               HOME BUILDERS: 0.0%
              10               Centex Corp.                                        1,094
              10               KB Home                                               689
                                                                             -----------
                                                                                   1,783
                                                                             -----------
                               HOME FURNISHINGS: 0.0%
              40               Leggett & Platt, Inc.                                 814
              20               Whirlpool Corp.                                     1,366
                                                                             -----------
                                                                                   2,180
                                                                             -----------
                               HOUSEHOLD PRODUCTS/WARES: 0.0%
              40               Clorox Co.                                          1,877
              30               Fortune Brands, Inc.                                2,050
              10               Tupperware Corp.                                      154
                                                                             -----------
                                                                                   4,081
                                                                             -----------
                               INSURANCE: 0.1%
              60         @@    ACE Ltd                                             2,187
              90               Aflac, Inc.                                         3,237
             130               Allstate Corp.                                      5,249
              20               Ambac Financial Group, Inc.                         1,375
             470               American Intl. Group                               27,236
              60               AON Corp.                                           1,316

----------------------------------------------------------------------------------------
       Shares                                                                   Value
              40               Chubb Corp.                                   $     2,618
              40               Cigna Corp.                                         2,146
              10               Cincinnati Financial Corp.                            405
              50               Hartford Financial Services Group, Inc.             2,750
              30               Jefferson-Pilot Corp.                               1,456
              50               John Hancock Financial Services, Inc.               1,838
              40               Lincoln National Corp.                              1,568
             100               Marsh & McLennan Cos., Inc.                         4,444
              30               MBIA, Inc.                                          1,744
             140               Metlife, Inc.                                       4,577
              20               MGIC Investment Corp.                               1,059
              90               Principal Financial Group                           2,980
              50               Progressive Corp.                                   3,905
             130               Prudential Financial, Inc.                          5,084
              20               Safeco Corp.                                          749
              40               St. Paul Cos.                                       1,484
              20               Torchmark Corp.                                       882
             186               Travelers Property Casualty Corp.                   2,902
              20         @@    XL Capital Ltd.                                     1,504
                                                                             -----------
                                                                                  84,695
                                                                             -----------
                               INTERNET: 0.0%
             120         @     eBay, Inc.                                          6,702
              20         @     Monster Worldwide, Inc.                               481
             100         @     Symantec Corp.                                      3,283
              50         @     Yahoo, Inc.                                         2,149
                                                                             -----------
                                                                                  12,615
                                                                             -----------
                               LEISURE TIME: 0.0%
              20               Brunswick Corp.                                       601
              50               Harley-Davidson, Inc.                               2,359
                                                                             -----------
                                                                                   2,960
                                                                             -----------
                               LODGING: 0.0%
              20               Harrah's Entertainment, Inc.                          957
              60               Hilton Hotels Corp.                                   982
              40               Marriott Intl., Inc.                                1,833
              40               Starwood Hotels & Resorts Worldwide, Inc.           1,379
                                                                             -----------
                                                                                   5,151
                                                                             -----------
                               MACHINERY -- CONSTRUCTION & MINING: 0.0%
              60               Caterpillar, Inc.                                   4,563
                                                                             -----------
                                                                                   4,563
                                                                             -----------
                               MACHINERY -- DIVERSIFIED: 0.0%
              60               Deere & Co.                                         3,673
              40               Dover Corp.                                         1,536
              60               Rockwell Automation, Inc.                           1,995
                                                                             -----------
                                                                                   7,204
                                                                             -----------
                               MEDIA: 0.1%
              40               Clear Channel Communications, Inc.                  1,672
             410         @     Comcast Corp.                                      12,866
              10               Dow Jones & Co., Inc.                                 496
              20               Gannett Co., Inc.                                   1,732
              10               Knight-Ridder, Inc.                                   744
              30               McGraw-Hill Cos., Inc.                              2,055
              10               Meredith Corp.                                        479
              30               New York Times Co.                                  1,377
             810         @     Time Warner, Inc.                                  13,187
              60               Tribune Co.                                         2,931
             122               Viacom, Inc.                                        4,797
             370               Walt Disney Co.                                     8,543
                                                                             -----------
                                                                                  50,879
                                                                             -----------

                 See Accompanying Notes to Financial Statements

ING
CLASSIC
PRINCIPAL
PROTECTION
FUND

    PORTFOLIO OF INVESTMENTS as of November 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                                                   Value
----------------------------------------------------------------------------------------
                               MINING: 0.0%
             150               Alcoa, Inc.                                   $     4,921
              30               Freeport-McMoRan Copper & Gold, Inc.                1,306
              70               Newmont Mining Corp.                                3,370
              20         @     Phelps Dodge Corp.                                  1,274
                                                                             -----------
                                                                                  10,871
                                                                             -----------
                               MISCELLANEOUS MANUFACTURING: 0.1%
             240               3M Co.                                             18,970
              20               Cooper Industries Ltd.                              1,073
              10               Crane Co.                                             291
              40               Danaher Corp.                                       3,328
              20               Eastman Kodak Co.                                     487
              10               Eaton Corp.                                         1,030
           1,800               General Electric Co.                               51,606
              60               Honeywell Intl., Inc.                               1,781
              50               Illinois Tool Works, Inc.                           3,905
              30         @@    Ingersoll-Rand Co.                                  1,870
              20               ITT Industries, Inc.                                1,318
              20               Pall Corp.                                            512
              20               Textron, Inc.                                         997
             350         @@    Tyco Intl. Ltd.                                     8,033
                                                                             -----------
                                                                                  95,201
                                                                             -----------
                               OFFICE/BUSINESS EQUIPMENT: 0.0%
              60               Pitney Bowes, Inc.                                  2,385
             140         @     Xerox Corp.                                         1,705
                                                                             -----------
                                                                                   4,090
                                                                             -----------
                               OIL AND GAS: 0.1%
              20               Amerada Hess Corp.                                    947
              40               Anadarko Petroleum Corp.                            1,797
              12               Apache Corp.                                          862
              30               Burlington Resources, Inc.                          1,506
             190               ChevronTexaco Corp.                                14,269
             205               ConocoPhillips                                     11,632
              40               Devon Energy Corp.                                  1,974
              20               EOG Resources, Inc.                                   839
           1,200               Exxon Mobil Corp.                                  43,404
              10               Kerr-McGee Corp.                                      420
              70               Marathon Oil Corp.                                  2,073
              30        @,@@   Nabors Industries Ltd                               1,114
              20         @     Noble Corp.                                           692
              90               Occidental Petroleum Corp.                          3,301
              20               Sunoco, Inc.                                          960
              50         @     Transocean, Inc.                                      969
              40               Unocal Corp.                                        1,271
                                                                             -----------
                                                                                  88,030
                                                                             -----------
                               OIL AND GAS SERVICES: 0.0%
              30         @     BJ Services Co.                                       957
              80               Halliburton Co.                                     1,868
                                                                             -----------
                                                                                   2,825
                                                                             -----------
                               PACKAGING AND CONTAINERS: 0.0%
              10               Ball Corp.                                            560
              10               Bemis Co.                                             455
              30         @     Pactiv Corp.                                          673
              20         @     Sealed Air Corp.                                    1,055
                                                                             -----------
                                                                                   2,743
                                                                             -----------
                               PHARMACEUTICALS: 0.2%
             290               Abbott Laboratories                                12,818
              20               Allergan, Inc.                                      1,495
             140               Bristol-Myers Squibb Co.                            3,689
             210               Eli Lilly & Co.                                    14,398
              10         @     Express Scripts, Inc.                                 647

----------------------------------------------------------------------------------------
       Shares                                                                   Value
              70         @     Forest Laboratories, Inc.                     $     3,825
              56         @     King Pharmaceuticals, Inc.                            723
              42         @     Medco Health Solutions, Inc.                        1,530
             420               Merck & Co., Inc.                                  17,051
           1,441               Pfizer, Inc.                                       48,345
            20 @               Watson Pharmaceuticals, Inc.                          943
             260               Wyeth                                              10,244
                                                                             -----------
                                                                                 115,708
                                                                             -----------
                               PIPELINES: 0.0%
              90         @     Dynegy, Inc.                                          360
              20               Kinder Morgan, Inc.                                 1,090
             140               Williams Cos., Inc.                                 1,313
                                                                             -----------
                                                                                   2,763
                                                                             -----------
                               REITS: 0.0%
              70               Equity Office Properties Trust                      1,941
              50               Equity Residential                                  1,468
              30               Simon Property Group, Inc.                          1,424
                                                                             -----------
                                                                                   4,833
                                                                             -----------
                               RETAIL: 0.2%
              90         @     Autonation, Inc.                                    1,582
              70         @     Bed Bath & Beyond, Inc.                             2,957
             100               Best Buy Co., Inc.                                  6,199
              30         @     Big Lots, Inc.                                        440
              80         @     Costco Wholesale Corp.                              2,866
             100               CVS Corp.                                           3,746
              35               Darden Restaurants, Inc.                              725
              80               Dollar General Corp.                                1,690
              40               Family Dollar Stores                                1,543
              60               Federated Department Stores                         2,945
             270               Gap, Inc.                                           5,805
             550               Home Depot, Inc.                                   20,217
              50               JC Penney Co., Inc.                                 1,244
             100               Limited Brands                                      1,792
             140               Lowe's Cos., Inc.                                   8,161
              50               May Department Stores Co.                           1,483
             400               McDonald's Corp.                                   10,251
              20               Nordstrom, Inc.                                       690
              60         @     Office Depot, Inc.                                    951
              50               RadioShack Corp.                                    1,558
              50               Sears Roebuck And Co.                               2,758
             140         @     Staples, Inc.                                       3,801
              80         @     Starbucks Corp.                                     2,566
              --               Target Corp.                                           --
              30               Tiffany & Co.                                       1,361
              40               TJX Cos., Inc.                                        904
              40         @     Toys R US, Inc.                                       470
             790               Wal-Mart Stores, Inc.                              43,955
             250               Walgreen Co.                                        9,202
              30               Wendy's Intl., Inc.                                 1,165
              50         @     Yum! Brands, Inc.                                   1,725
                                                                             -----------
                                                                                 144,752
                                                                             -----------
                               SAVINGS AND LOANS: 0.0%
              30               Golden West Financial Corp.                         3,027
             170               Washington Mutual, Inc.                             7,788
                                                                             -----------
                                                                                  10,815
                                                                             -----------
                               SEMICONDUCTORS: 0.1%
              90         @     Altera Corp.                                        2,280
              60               Analog Devices, Inc.                                2,985
             390         @     Applied Materials, Inc.                             9,476
              80         @     Applied Micro Circuits Corp.                          517

                 See Accompanying Notes to Financial Statements

ING
CLASSIC
PRINCIPAL
PROTECTION
FUND

    PORTFOLIO OF INVESTMENTS as of November 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                                                   Value
----------------------------------------------------------------------------------------
                               SEMICONDUCTORS (CONTINUED)
              50         @     Broadcom Corp.                                $     1,822
           1,920               Intel Corp.                                        64,185
              10         @     Kla-Tencor Corp.                                      586
              60               Linear Technology Corp.                             2,588
              70         @     LSI Logic Corp.                                       656
             100               Maxim Integrated Products                           5,208
              30         @     National Semiconductor Corp.                        1,342
              30         @     Novellus Systems, Inc.                              1,313
              30         @     Nvidia Corp.                                          635
              20         @     Qlogic Corp.                                        1,137
              40         @     Teradyne, Inc.                                      1,007
             300               Texas Instruments, Inc.                             8,928
              60         @     Xilinx, Inc.                                        2,255
                                                                             -----------
                                                                                 106,920
                                                                             -----------
                               SOFTWARE: 0.1%
              60               Adobe Systems, Inc.                                 2,479
              20               Autodesk, Inc.                                        464
             110               Automatic Data Processing                           4,205
              60         @     BMC Software, Inc.                                    998
              40         @     Citrix Systems, Inc.                                  961
             110               Computer Associates Intl., Inc.                     2,563
             100         @     Compuware Corp.                                       572
              60         @     Electronic Arts, Inc.                               2,654
              50               First Data Corp.                                    1,893
              40         @     Fiserv, Inc.                                        1,500
              70               IMS Health, Inc.                                    1,612
              40         @     Intuit, Inc.                                        2,011
              10         @     Mercury Interactive Corp.                             468
           2,540               Microsoft Corp.                                    65,278
              60         @     Novell, Inc.                                          570
             900         @     Oracle Corp.                                       10,809
              60         @     Peoplesoft, Inc.                                    1,269
             140         @     Siebel Systems, Inc.                                1,845
                                                                             -----------
                                                                                 102,151
                                                                             -----------
                               TELECOMMUNICATIONS: 0.1%
              60               Alltel Corp.                                        2,725
             140               AT&T Corp.                                          2,776
             490         @     AT&T Wireless Services, Inc.                        3,675
             140         @     Avaya, Inc.                                         1,904
             330               Bellsouth Corp.                                     8,590
              30               CenturyTel, Inc.                                      981
             100         @     Ciena Corp.                                           708
           1,230         @     Cisco Systems, Inc.                                27,872
              50         @     Comverse Technology, Inc.                             962
             240         @     Corning, Inc.                                       2,750
             100         @     JDS Uniphase Corp.                                    344
             690         @     Lucent Technologies, Inc.                           2,208
             400               Motorola, Inc.                                      5,616
             340         @     Nextel Communications, Inc.                         8,612
             140               Qualcomm, Inc.                                      6,237
             600               SBC Communications, Inc.                           13,968
              40               Scientific-Atlanta, Inc.                            1,155
             220               Sprint Corp.-FON Group                              3,298
              70         @     Sprint Corp.-PCS Group                                321
              80         @     Tellabs, Inc.                                         640
             490               Verizon Communications, Inc.                       16,057
                                                                             -----------
                                                                                 111,399
                                                                             -----------
                               TOYS/GAMES/HOBBIES: 0.0%
              60               Hasbro, Inc.                                        1,327
             130               Mattel, Inc.                                        2,631
                                                                             -----------
                                                                                   3,958
                                                                             -----------

----------------------------------------------------------------------------------------
       Shares                                                                   Value
                               TRANSPORTATION: 0.0%
              60               Burlington Northern Santa Fe Corp.            $     1,786
              50               FedEx Corp.                                         3,635
              30               Norfolk Southern Corp.                                642
              20               Union Pacific Corp.                                 1,274
             200               United Parcel Service, Inc.                        14,554
              20               Ryder System, Inc.                                    624
                                                                             -----------
                                                                                  22,515
                                                                             -----------
                               Total Common Stock
                                 (Cost $1,470,343)                             1,808,852
                                                                             -----------
   Principal
     Amount                                                                  Value
----------------------------------------------------------------------------------------
BONDS/NOTES: 4.0%
                        REGIONAL (STATE/PROVINCE): 4.0%
     $ 3,970,000        Tennessee Valley Authority,
                          1.64%, due 07/15/04                                  3,929,959
                                                                             -----------
                        Total Bonds/Notes
                          (Cost $3,861,744)                                    3,929,959
                                                                             -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS: 10.4%
                        FEDERAL HOME LOAN MORTGAGE CORPORATION: 8.3%
       8,133,000        1.48%, Due 08/16/04                                    8,047,253
                                                                             -----------
                        FEDERAL NATIONAL MORTGAGE ASSOCIATION: 2.1%
       2,117,000        1.49%, Due 07/15/04                                    2,097,200
                                                                             -----------
                        Total U.S. Government Agency Obligations
                          (Cost $9,834,675)                                   10,144,453
                                                                             -----------
U.S. TREASURY OBLIGATIONS: 83.5%
                        U.S. TREASURY -- STRIP: 83.5%
      82,280,000        1.22%, due 08/15/04                                   81,576,918
                                                                             -----------
                        Total U.S. Treasury Obligations
                          (Cost $78,748,984)                                  81,576,918
                                                                             -----------
                        Total Long-Term Investments
                          (Cost $93,915,746)                                  97,460,882
                                                                             -----------
SHORT-TERM INVESTMENTS: 0.5%
                        REPURCHASE AGREEMENT: 0.5%
         486,000        Morgan Stanley Repurchase Agreement dated
                        11/28/2003, 1.030%, due 12/01/2003, $486,042 to be
                        received upon repurchase (Collateralized by
                        $500,000 Federal Home Loan Bank, 4.500% Market
                        Value $498,938 due 11/15/12)                             486,000
                                                                             -----------
                        Total Short-Term Investments
                          (Cost $486,000)                                        486,000
                                                                             -----------

                        TOTAL INVESTMENTS IN SECURITIES
                         (COST $94,401,746)*                       100.3%  $97,946,182
                        OTHER ASSETS AND LIABILITIES-NET            (0.3)     (332,321)
                                                                  -------  -----------
                        NET ASSETS                                 100.0%  $97,613,861
                                                                  =======  ===========

 @    Non-income producing security
 @@   Foreign Issuer
 *    Cost for federal income tax purposes is the same as for
      financial statement purposes. Net unrealized appreciation
      consists of:

                        Gross Unrealized Appreciation                               $ 3,560,994
                        Gross Unrealized Depreciation                                   (16,558)
                                                                                    -----------
                        Net Unrealized Appreciation                                 $ 3,544,436
                                                                                    ===========

                 See Accompanying Notes to Financial Statements

ING
CLASSIC
PRINCIPAL
PROTECTION
FUND II

          PORTFOLIO OF INVESTMENTS as of November 30, 2003 (Unaudited)
--------------------------------------------------------------------------------


       Shares                                                                   Value
----------------------------------------------------------------------------------------
COMMON STOCK: 0.8%
                               ADVERTISING: 0.0%
              30         @     Interpublic Group of Cos., Inc.               $       428
              17               Omnicom Group                                       1,354
                                                                             -----------
                                                                                   1,782
                                                                             -----------
                               AEROSPACE/DEFENSE: 0.0%
              57               Boeing Co.                                          2,188
              14               General Dynamics Corp.                              1,132
              10               Goodrich Corp.                                        275
              31               Lockheed Martin Corp.                               1,424
              13               Rockwell Collins, Inc.                                350
              32               United Technologies Corp.                           2,743
                                                                             -----------
                                                                                   8,112
                                                                             -----------
                               AGRICULTURE: 0.0%
             138               Altria Group, Inc.                                  7,176
              26               Monsanto Co.                                          705
                                                                             -----------
                                                                                   7,881
                                                                             -----------
                               AIRLINES: 0.0%
               8               Delta Air Lines, Inc.                                 100
              53               Southwest Airlines Co.                                953
                                                                             -----------
                                                                                   1,053
                                                                             -----------
                               APPAREL: 0.0%
              13               Jones Apparel Group, Inc.                             449
              10               Liz Claiborne, Inc.                                   350
              23               Nike, Inc.                                          1,547
               5               Reebok Intl. Ltd.                                     201
               4               VF Corp.                                              165
                                                                             -----------
                                                                                   2,712
                                                                             -----------
                               AUTO MANUFACTURERS: 0.0%
             207               Ford Motor Co.                                      2,732
              50               General Motors Corp.                                2,139
              12         @     Paccar, Inc.                                          963
                                                                             -----------
                                                                                   5,834
                                                                             -----------
                               AUTO PARTS & EQUIPMENT: 0.0%
              11               Dana Corp.                                            178
              59               Delphi Corp.                                          518
               7               Johnson Controls, Inc.                                766
                                                                             -----------
                                                                                   1,462
                                                                             -----------
                               BANKS: 0.1%
              25               Amsouth Bancorp                                       600
             100               Bank of America Corp.                               7,542
              51               Bank of New York Co., Inc.                          1,565
              75               Bank One Corp.                                      3,251
              37               BB&T Corp.                                          1,456
              17               Charter One Financial, Inc.                           565
               4               Comerica, Inc.                                        209
              10               First Tennessee National Corp.                        446
              71               FleetBoston Financial Corp.                         2,882
              21               Huntington Bancshares, Inc.                           462
              30               Keycorp                                               834
              15               Marshall & Ilsley Corp.                               557
              27               Mellon Financial Corp.                                778
              43               National City Corp.                                 1,443
               9               North Fork Bancorporation, Inc.                       359
              15               Northern Trust Corp.                                  673
              19               PNC Financial Services Group, Inc.                  1,033
              15               Regions Financial Corp.                               557

----------------------------------------------------------------------------------------
       Shares                                                                   Value
              30               SouthTrust Corp.                              $       965
              21               State Street Corp.                                  1,070
              18               SunTrust Banks, Inc.                                1,279
              15               Union Planters Corp.                                  518
             131               US Bancorp                                          3,629
             150               Wachovia Corp.                                      6,862
              45               Wells Fargo & Co.                                   2,580
               7               Zions Bancorporation                                  432
                                                                             -----------
                                                                                  42,547
                                                                             -----------
                               BEVERAGES: 0.0%
              56               Anheuser-Busch Cos., Inc.                           2,902
               2               Brown-Forman Corp.                                    183
             168               Coca-Cola Co.                                       7,812
              13               Coca-Cola Enterprises, Inc.                           268
              20               Pepsi Bottling Group, Inc.                            462
             158               PepsiCo, Inc.                                       7,603
                                                                             -----------
                                                                                  19,230
                                                                             -----------
                               BIOTECHNOLOGY: 0.0%
              91         @     Amgen, Inc.                                         5,233
              10         @     Biogen IDEC, Inc.                                     395
              17         @     Chiron Corp.                                          912
              16         @     Genzyme Corp.                                         748
              19         @     Medimmune, Inc.                                       452
                                                                             -----------
                                                                                   7,740
                                                                             -----------
                               BUILDING MATERIALS: 0.0%
               4         @     American Standard Cos., Inc.                          399
              30               Masco Corp.                                           816
               5               Vulcan Materials Co.                                  222
                                                                             -----------
                                                                                   1,437
                                                                             -----------
                               CHEMICALS: 0.0%
              15               Air Products & Chemicals, Inc.                        719
               5               Ashland, Inc.                                         199
              61               Dow Chemical Co.                                    2,291
              67               Du Pont EI de Nemours & Co.                         2,777
              16               Ecolab, Inc.                                          420
              15               Engelhard Corp.                                       447
              10         @     Hercules, Inc.                                        100
              10               International Flavors & Fragrances, Inc.              325
              12               PPG Industries, Inc.                                  702
              13               Praxair, Inc.                                         933
              16               Rohm & Haas Co.                                       642
              10               Sherwin-Williams Co.                                  324
               5               Sigma-Aldrich Corp.                                   268
                                                                             -----------
                                                                                  10,147
                                                                             -----------
                               COMMERCIAL SERVICES: 0.0%
              12         @     Apollo Group, Inc.                                    828
             118         @     Cendant Corp.                                       2,615
              45         @     Concord EFS, Inc.                                     517
              11         @     Convergys Corp.                                       169
               5               Deluxe Corp.                                          206
               9               Equifax, Inc.                                         213
              15               H&R Block, Inc.                                       814
              20               McKesson Corp.                                        584
              10               Moody's Corp.                                         573
              31               Paychex, Inc.                                       1,193
              17         @     Robert Half Intl., Inc.                               378
               3               RR Donnelley & Sons Co.                                84
                                                                             -----------
                                                                                   8,174
                                                                             -----------

                 See Accompanying Notes to Financial Statements

ING
CLASSIC
PRINCIPAL
PROTECTION
FUND II

    PORTFOLIO OF INVESTMENTS as of November 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                                                   Value
----------------------------------------------------------------------------------------
                               COMPUTERS: 0.0%
              39         @     Apple Computer, Inc.                          $       816
               6         @     Computer Sciences Corp.                               248
             227         @     Dell, Inc.                                          7,832
              32               Electronic Data Systems Corp.                         692
             238         @     EMC Corp.                                           3,270
              29         @     Gateway, Inc.                                         129
             197               Hewlett-Packard Co.                                 4,273
             114               International Business Machines Corp.              10,322
              15         @     Lexmark Intl., Inc.                                 1,161
               5         @     NCR Corp.                                             175
              38         @     Network Appliance, Inc.                               878
             212         @     Sun Microsystems, Inc.                                905
              20         @     Sungard Data Systems, Inc.                            540
              20         @     Unisys Corp.                                          326
              46         @     Veritas Software Corp.                              1,749
                                                                             -----------
                                                                                  33,316
                                                                             -----------
                               COSMETICS/PERSONAL CARE: 0.0%
               3               Alberto-Culver Co.                                    183
              16               Avon Products, Inc.                                 1,096
              36               Colgate-Palmolive Co.                               1,890
              92               Gillette Co.                                        3,103
              35               Kimberly-Clark Corp.                                1,898
             118               Procter & Gamble Co.                               11,356
                                                                             -----------
                                                                                  19,526
                                                                             -----------
                               DISTRIBUTION/WHOLESALE: 0.0%
               6               WW Grainger, Inc.                                     278
                                                                             -----------
                                                                                     278
                                                                             -----------
                               DIVERSIFIED FINANCIAL SERVICES: 0.2%
              86               American Express Co.                                3,931
              11               Bear Stearns Cos., Inc.                               797
              21               Capital One Financial Corp.                         1,254
              89               Charles Schwab Corp.                                1,032
             351               Citigroup, Inc.                                    16,511
              15               Countrywide Financial Corp.                         1,584
              66               Fannie Mae                                          4,620
               6               Federated Investors, Inc.                             173
              16               Franklin Resources, Inc.                              765
              47               Freddie Mac                                         2,558
              31               Goldman Sachs Group, Inc.                           2,978
             237               JP Morgan Chase & Co.                               8,380
              31               Lehman Brothers Holdings, Inc.                      2,239
             117               MBNA Corp.                                          2,869
             106               Merrill Lynch & Co., Inc.                           6,016
             100               Morgan Stanley                                      5,528
              30         @     Providian Financial Corp.                             339
              33               SLM Corp.                                           1,225
               8               T Rowe Price Group, Inc                               336
                                                                             -----------
                                                                                  63,135
                                                                             -----------
                               ELECTRIC: 0.0%
              41         @     AES Corp.                                             364
              10               Ameren Corp.                                          441
              29               American Electric Power Co., Inc.                     803
              36               Centerpoint Energy, Inc.                              349
              15               Cinergy Corp.                                         548
               7               Consolidated Edison, Inc.                             282
              15               Constellation Energy Group, Inc.                      565
              10               Dominion Resources, Inc.                              603
              26               Duke Energy Corp.                                     469
              40         @     Edison Intl.                                          817
              17               Entergy Corp.                                         899
              33               Exelon Corp.                                        2,039
               9               FirstEnergy Corp.                                     312

----------------------------------------------------------------------------------------
       Shares                                                                   Value
              13               FPL Group, Inc.                               $       826
              16               NiSource, Inc.                                        332
              29         @     PG&E Corp.                                            728
               5               Pinnacle West Capital Corp.                           197
              12               PPL Corp.                                             491
               8               Progress Energy, Inc.                                 351
              15               Public Service Enterprise Group, Inc.                 615
              52               Southern Co.                                        1,522
              20               TXU Corp.                                             443
              24               Xcel Energy, Inc.                                     401
                                                                             -----------
                                                                                  14,397
                                                                             -----------
                               ELECTRICAL COMPONENTS & EQUIPMENT: 0.0%
              20               American Power Conversion                             437
              29               Emerson Electric Co.                                1,771
              15               Molex, Inc.                                           482
                                                                             -----------
                                                                                   2,690
                                                                             -----------
                               ELECTRONICS: 0.0%
              31         @     Agilent Technologies, Inc.                            878
              20               Applera Corp. -- Applied Biosystems Group             429
              12         @     Jabil Circuit, Inc.                                   330
               8               Parker Hannifin Corp.                                 440
              10               Perkinelmer, Inc.                                     169
              60         @     Sanmina-SCI Corp.                                     731
              53         @     Solectron Corp.                                       310
              16               Symbol Technologies, Inc.                             223
               5               Tektronix, Inc.                                       138
              11         @     Thermo Electron Corp.                                 263
               5         @     Thomas & Betts Corp.                                  104
                                                                             -----------
                                                                                   4,015
                                                                             -----------
                               ENTERTAINMENT: 0.0%
              24               International Game Technology                         833
                                                                             -----------
                                                                                     833
                                                                             -----------
                               ENVIRONMENTAL CONTROL: 0.0%
              20         @     Allied Waste Industries, Inc.                         249
              38               Waste Management, Inc.                              1,118
                                                                             -----------
                                                                                   1,367
                                                                             -----------
                               FOOD: 0.0%
               9               Albertson's, Inc.                                     192
              41               Archer-Daniels-Midland Co.                            586
              30               Campbell Soup Co.                                     768
              36               Conagra Foods, Inc.                                   882
              25               General Mills, Inc.                                 1,125
              10               Hershey Foods Corp.                                   777
              32               HJ Heinz Co.                                        1,155
              26               Kellogg Co.                                           930
              50         @     Kroger Co.                                            943
               9               McCormick & Co., Inc.                                 258
              28         @     Safeway, Inc.                                         581
              50               Sara Lee Corp                                       1,028
              11               Supervalu, Inc.                                       284
              42               Sysco Corp.                                         1,525
              10               Winn-Dixie Stores, Inc.                                90
              14               WM Wrigley Jr Co.                                     772
                                                                             -----------
                                                                                  11,896
                                                                             -----------
                               FOREST PRODUCTS & PAPER: 0.0%
               5               Boise Cascade Corp.                                   148
              18               Georgia-Pacific Corp.                                 491
              35               International Paper Co.                             1,303

                 See Accompanying Notes to Financial Statements

ING
CLASSIC
PRINCIPAL
PROTECTION
FUND II

    PORTFOLIO OF INVESTMENTS as of November 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                                                   Value
----------------------------------------------------------------------------------------
                               FOREST PRODUCTS & PAPER (CONTINUED)
               5         @     Louisiana-Pacific Corp.                       $        90
               6               MeadWestvaco Corp.                                    153
               4               Temple-Inland, Inc.                                   226
              14               Weyerhaeuser Co.                                      798
                                                                             -----------
                                                                                   3,209
                                                                             -----------
                               GAS: 0.0%
              10               KeySpan Corp.                                         352
               5               Peoples Energy Corp.                                  201
              20               Sempra Energy                                         567
                                                                             -----------
                                                                                   1,120
                                                                             -----------
                               HAND/MACHINE TOOLS: 0.0%
               5               Black & Decker Corp.                                  232
               4               Snap-On, Inc.                                         120
               6               Stanley Works                                         196
                                                                             -----------
                                                                                     548
                                                                             -----------
                               HEALTHCARE -- PRODUCTS: 0.0%
               5               Bausch & Lomb, Inc.                                   251
              45               Baxter Intl., Inc.                                  1,252
              16               Becton Dickinson & Co.                                640
              20               Biomet, Inc.                                          715
              98         @     Boston Scientific Corp.                             3,517
               5               CR Bard, Inc.                                         378
              30               Guidant Corp.                                       1,703
              83               Johnson & Johnson                                   4,092
              85               Medtronic, Inc.                                     3,842
              13         @     St. Jude Medical, Inc.                                823
              13               Stryker Corp.                                       1,053
              17         @     Zimmer Holdings, Inc.                               1,121
                                                                             -----------
                                                                                  19,387
                                                                             -----------
                               HEALTHCARE -- SERVICES: 0.0%
              17         @     Anthem, Inc.                                        1,226
              21         @     Humana, Inc.                                          469
               6               Manor Care, Inc.                                      212
              13         @     Tenet Healthcare Corp.                                190
              57               UnitedHealth Group, Inc.                            3,072
              17         @     WellPoint Health Networks                           1,589
                                                                             -----------
                                                                                   6,758
                                                                             -----------
                               HOME BUILDERS: 0.0%
               5               Centex Corp.                                          547
               5               KB Home                                               344
               2               Pulte Homes, Inc.                                     191
                                                                             -----------
                                                                                   1,082
                                                                             -----------
                               HOME FURNISHINGS: 0.0%
              12               Leggett & Platt, Inc.                                 244
               7               Whirlpool Corp.                                       478
                                                                             -----------
                                                                                     722
                                                                             -----------
                               HOUSEHOLD PRODUCTS/WARES: 0.0%
              16               Clorox Co.                                            751
              10               Fortune Brands, Inc.                                  683
                                                                             -----------
                                                                                   1,434
                                                                             -----------
                               INSURANCE: 0.0%
              22         @@    ACE Ltd.                                              802
              36               Aflac, Inc.                                         1,295
              47               Allstate Corp.                                      1,898
               7               Ambac Financial Group, Inc.                           481

----------------------------------------------------------------------------------------
       Shares                                                                   Value
             175               American Intl. Group                          $    10,141
              27               AON Corp.                                             592
              16               Chubb Corp.                                         1,047
              11               Cigna Corp.                                           590
               5               Cincinnati Financial Corp.                            203
              18               Hartford Financial Services Group, Inc.               990
              10               Jefferson-Pilot Corp.                                 485
              20               John Hancock Financial Services, Inc.                 735
              16               Lincoln National Corp.                                627
              35               Marsh & McLennan Cos., Inc.                         1,555
              10               MBIA, Inc.                                            581
              52               Metlife, Inc.                                       1,700
               7               MGIC Investment Corp.                                 371
              34               Principal Financial Group                           1,126
              19               Progressive Corp.                                   1,484
              50               Prudential Financial, Inc.                          1,956
              10               Safeco Corp.                                          374
              16               St. Paul Cos.                                         594
              10               Torchmark Corp.                                       441
              70               Travelers Property Casualty Corp.                   1,092
              10         @@    XL Capital Ltd.                                       752
                                                                             -----------
                                                                                  31,912
                                                                             -----------
                               INTERNET: 0.0%
              44         @     eBay, Inc.                                          2,457
               6         @     Monster Worldwide, Inc.                               144
              30         @     Symantec Corp.                                        985
              17         @     Yahoo, Inc.                                           731
                                                                             -----------
                                                                                   4,317
                                                                             -----------
                               LEISURE TIME: 0.0%
               5               Brunswick Corp.                                       150
              21               Harley-Davidson, Inc.                                 991
                                                                             -----------
                                                                                   1,141
                                                                             -----------
                               LODGING: 0.0%
              10               Harrah's Entertainment, Inc.                          479
              24               Hilton Hotels Corp.                                   393
              15               Marriott Intl., Inc.                                  687
              13               Starwood Hotels & Resorts Worldwide, Inc.             448
                                                                             -----------
                                                                                   2,007
                                                                             -----------
                               MACHINERY -- CONSTRUCTION & MINING: 0.0%
              22               Caterpillar, Inc.                                   1,673
                                                                             -----------
                                                                                   1,673
                                                                             -----------
                               MACHINERY -- DIVERSIFIED: 0.0%
              22               Deere & Co.                                         1,347
              13               Dover Corp.                                           499
              20               Rockwell Automation, Inc.                             665
                                                                             -----------
                                                                                   2,511
                                                                             -----------
                               MEDIA: 0.0%
              17               Clear Channel Communications, Inc.                    711
             149         @     Comcast Corp.                                       4,676
               5               Dow Jones & Co., Inc.                                 248
               8               Gannett Co., Inc.                                     693
               5               Knight-Ridder, Inc.                                   372
              14               McGraw-Hill Cos., Inc.                                959
               5               Meredith Corp.                                        239
              10               New York Times Co.                                    459
             308         @     Time Warner, Inc.                                   5,013

                 See Accompanying Notes to Financial Statements

ING
CLASSIC
PRINCIPAL
PROTECTION
FUND II

    PORTFOLIO OF INVESTMENTS as of November 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                                                   Value
----------------------------------------------------------------------------------------
                               MEDIA (CONTINUED)
              21               Tribune Co.                                   $     1,026
              47               Viacom, Inc.                                        1,848
             140               Walt Disney Co.                                     3,233
                                                                             -----------
                                                                                  19,477
                                                                             -----------
                               MINING: 0.0%
              57               Alcoa, Inc.                                         1,871
              16               Freeport-McMoRan Copper & Gold, Inc.                  696
              27               Newmont Mining Corp.                                1,300
               5         @     Phelps Dodge Corp.                                    318
                                                                             -----------
                                                                                   4,185
                                                                             -----------
                               MISCELLANEOUS MANUFACTURING: 0.0%
              89               3M Co.                                              7,035
               5               Cooper Industries Ltd.                                268
              13               Danaher Corp.                                       1,082
               8               Eastman Kodak Co.                                     195
               5               Eaton Corp.                                           515
             681               General Electric Co.                               19,524
              24               Honeywell Intl., Inc.                                 713
              21               Illinois Tool Works, Inc.                           1,640
              13         @@    Ingersoll-Rand Co.                                    810
               6               ITT Industries, Inc.                                  396
               3               Pall Corp.                                             77
              10               Textron, Inc.                                         498
             136         @@    Tyco Intl. Ltd.                                     3,121
                                                                             -----------
                                                                                  35,874
                                                                             -----------
                               OFFICE/BUSINESS EQUIPMENT: 0.0%
              21               Pitney Bowes, Inc.                                    835
              50         @     Xerox Corp.                                           609
                                                                             -----------
                                                                                   1,444
                                                                             -----------
                               OIL AND GAS: 0.0%
               6               Amerada Hess Corp.                                    284
              17               Anadarko Petroleum Corp.                              764
               5               Apache Corp.                                          359
              14               Burlington Resources, Inc.                            703
              72               ChevronTexaco Corp.                                 5,407
              78               ConocoPhillips                                      4,426
              15               Devon Energy Corp.                                    740
               6               EOG Resources, Inc.                                   252
             454               Exxon Mobil Corp.                                  16,421
               6               Kerr-McGee Corp.                                      252
              28               Marathon Oil Corp.                                    829
              10        @,@@   Nabors Industries Ltd.                                371
               9         @     Noble Corp.                                           311
              35               Occidental Petroleum Corp.                          1,284
               6               Sunoco, Inc.                                          288
              20         @     Transocean, Inc.                                      388
              17               Unocal Corp.                                          540
                                                                             -----------
                                                                                  33,619
                                                                             -----------
                               OIL AND GAS SERVICES: 0.0%
              10         @     BJ Services Co.                                       319
              30               Halliburton Co.                                       700
                                                                             -----------
                                                                                   1,019
                                                                             -----------

----------------------------------------------------------------------------------------
       Shares                                                                   Value
                               PACKAGING AND CONTAINERS: 0.0%
               5               Ball Corp.                                    $       280
               5               Bemis Co.                                             228
              17         @     Pactiv Corp.                                          381
               8         @     Sealed Air Corp.                                      422
                                                                             -----------
                                                                                   1,311
                                                                             -----------
                               PHARMACEUTICALS: 0.2%
             109               Abbott Laboratories                                 4,818
               9               Allergan, Inc.                                        673
              55               Bristol-Myers Squibb Co.                            1,449
              79               Eli Lilly & Co.                                     5,416
               5         @     Express Scripts, Inc.                                 324
              27         @     Forest Laboratories, Inc.                           1,475
              21         @     King Pharmaceuticals, Inc.                            271
              24         @     Medco Health Solutions, Inc.                          874
             157               Merck & Co., Inc.                                   6,374
             544               Pfizer, Inc.                                       18,252
              10         @     Watson Pharmaceuticals, Inc.                          471
              97               Wyeth                                               3,822
                                                                             -----------
                                                                                  44,219
                                                                             -----------
                               PIPELINES: 0.0%
               7         @     Dynegy, Inc.                                           28
               9               Kinder Morgan, Inc.                                   491
              51               Williams Cos., Inc.                                   478
                                                                             -----------
                                                                                     997
                                                                             -----------
                               REITS: 0.0%
              25               Equity Office Properties Trust                        693
              19               Equity Residential                                    558
              15               Simon Property Group, Inc.                            712
                                                                             -----------
                                                                                   1,963
                                                                             -----------
                               RETAIL: 0.2%
              30         @     Autonation, Inc.                                      527
              25         @     Bed Bath & Beyond, Inc.                             1,056
              37               Best Buy Co., Inc.                                  2,294
              10         @     Big Lots, Inc.                                        147
              30         @     Costco Wholesale Corp.                              1,075
              34               CVS Corp.                                           1,274
              15               Darden Restaurants, Inc.                              311
              36               Dollar General Corp.                                  760
              15               Family Dollar Stores                                  579
              20               Federated Department Stores                           982
             102               Gap, Inc.                                           2,193
             209               Home Depot, Inc.                                    7,682
              17               JC Penney Co., Inc.                                   423
              36               Limited Brands                                        645
              52               Lowe's Cos., Inc.                                   3,032
              20               May Department Stores Co.                             593
             144               McDonald's Corp.                                    3,691
               9               Nordstrom, Inc.                                       311
              22         @     Office Depot, Inc.                                    349
              21               RadioShack Corp.                                      654
              19               Sears Roebuck And Co.                               1,048
              55         @     Staples, Inc.                                       1,493
              27         @     Starbucks Corp.                                       866
              --               Target Corp.                                           --
               9               Tiffany & Co.                                         408
              14               TJX Cos., Inc.                                        316
              15         @     Toys R US, Inc.                                       176
             298               Wal-Mart Stores, Inc.                              16,580

                 See Accompanying Notes to Financial Statements

ING
CLASSIC
PRINCIPAL
PROTECTION
FUND II

    PORTFOLIO OF INVESTMENTS as of November 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                                                   Value
----------------------------------------------------------------------------------------
                               RETAIL (CONTINUED)
              92               Walgreen Co.                                  $     3,387
               9               Wendy's Intl., Inc.                                   349
              21         @     Yum! Brands, Inc.                                     724
                                                                             -----------
                                                                                  53,925
                                                                             -----------
                               SAVINGS AND LOANS: 0.0%
              11               Golden West Financial Corp.                         1,110
              64               Washington Mutual, Inc.                             2,932
                                                                             -----------
                                                                                   4,042
                                                                             -----------
                               SEMICONDUCTORS: 0.0%
               8         @     Advanced Micro Devices, Inc.                          144
              34         @     Altera Corp.                                          861
              25               Analog Devices, Inc.                                1,244
             148         @     Applied Materials, Inc.                             3,596
              31         @     Applied Micro Circuits Corp.                          200
              18         @     Broadcom Corp.                                        656
             723               Intel Corp.                                        24,169
               6         @     Kla-Tencor Corp.                                      352
              22               Linear Technology Corp.                               949
              34         @     LSI Logic Corp.                                       319
              35               Maxim Integrated Products                           1,823
              13         @     National Semiconductor Corp.                          581
              10         @     Novellus Systems, Inc.                                438
              10         @     Nvidia Corp.                                          212
               6         @     Qlogic Corp.                                          341
              13         @     Teradyne, Inc.                                        327
             113               Texas Instruments, Inc.                             3,363
              25         @     Xilinx, Inc.                                          940
                                                                             -----------
                                                                                  40,515
                                                                             -----------
                               SOFTWARE: 0.0%
              20               Adobe Systems, Inc.                                   826
              39               Automatic Data Processing                           1,491
              22         @     BMC Software, Inc.                                    366
              17         @     Citrix Systems, Inc.                                  408
              40               Computer Associates Intl., Inc.                       932
              34         @     Compuware Corp.                                       194
              20         @     Electronic Arts, Inc.                                 885
              20               First Data Corp.                                      757
              15         @     Fiserv, Inc.                                          563
              27               IMS Health, Inc.                                      622
              14         @     Intuit, Inc.                                          704
               9         @     Mercury Interactive Corp.                             421
             955               Microsoft Corp.                                    24,544
              22         @     Novell, Inc.                                          209
             342         @     Oracle Corp.                                        4,107
              23         @     Peoplesoft, Inc.                                      486
              59         @     Siebel Systems, Inc.                                  778
                                                                             -----------
                                                                                  38,293
                                                                             -----------
                               TELECOMMUNICATIONS: 0.1%
              20               Alltel Corp.                                          908
              53               AT&T Corp.                                          1,051
             170         @     AT&T Wireless Services, Inc.                        1,275
              44         @     Avaya, Inc.                                           598
             126               Bellsouth Corp.                                     3,280
              10               CenturyTel, Inc.                                      327

----------------------------------------------------------------------------------------
       Shares                                                                   Value
              40         @     Ciena Corp.                                   $       283
             464         @     Cisco Systems, Inc.                                10,514
              20         @     Comverse Technology, Inc.                             385
              77         @     Corning, Inc.                                         882
              37         @     JDS Uniphase Corp.                                    127
             263         @     Lucent Technologies, Inc.                             842
             150               Motorola, Inc.                                      2,106
             128         @     Nextel Communications, Inc.                         3,242
              51               Qualcomm, Inc.                                      2,272
             222               SBC Communications, Inc.                            5,168
              18               Scientific-Atlanta, Inc.                              520
              82               Sprint Corp.-FON Group                              1,229
              28         @     Sprint Corp.-PCS Group                                129
              30         @     Tellabs, Inc.                                         240
             188               Verizon Communications, Inc.                        6,161
                                                                             -----------
                                                                                  41,539
                                                                             -----------
                               TOYS/GAMES/HOBBIES: 0.0%
              18               Hasbro, Inc.                                          398
              48               Mattel, Inc.                                          972
                                                                             -----------
                                                                                   1,370
                                                                             -----------
                               TRANSPORTATION: 0.0%
              24               Burlington Northern Santa Fe Corp.                    714
              19               FedEx Corp.                                         1,381
              10               Norfolk Southern Corp.                                214
               7               Union Pacific Corp.                                   446
              76               United Parcel Service, Inc.                         5,531
               5               Ryder System, Inc.                                    156
                                                                             -----------
                                                                                   8,442
                                                                             -----------
                               Total Common Stock
                                (Cost $530,330)                                  679,619
                                                                             -----------
   Principal
     Amount                                                                  Value
----------------------------------------------------------------------------------------
BONDS/NOTES: 26.3%
                        SOVEREIGN: 26.3%
     $ 2,953,000        Financing Corp FICO,
                          1.72%, due 11/11/04                                  2,905,725
      20,000,000        Israel Trust,
                          1.82%, due 11/15/04                                 19,651,140
                                                                             -----------
                        Total Bonds/Notes
                          (Cost $22,095,182)                                  22,556,865
                                                                             -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS: 35.1%
                        FEDERAL HOME LOAN MORTGAGE CORPORATION: 28.6%
      25,000,000        1.69%, due 12/14/04                                   24,562,375
                                                                             -----------
                        FEDERAL NATIONAL MORTGAGE ASSOCIATION: 6.5%
       5,655,000        1.68%, due 11/15/04                                    5,565,272
                                                                             -----------
                        Total U.S. Government Agency Obligations
                          (Cost $29,196,404)                                  30,127,647
                                                                             -----------

                 See Accompanying Notes to Financial Statements

ING
CLASSIC
PRINCIPAL
PROTECTION
FUND II

    PORTFOLIO OF INVESTMENTS as of November 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------


      Principal
       Amount                                                                   Value
----------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS: 37.8%
                        U.S. TREASURY -- STRIP: 37.8%
     $32,980,000        1.40%, due 11/15/04                                  $32,543,247
                                                                             -----------
                        Total U.S. Treasury Obligations
                          (Cost $30,803,830)                                  32,543,247
                                                                             -----------
                        Total Long-Term Investments
                          (Cost $82,625,746)                                  85,907,378
                                                                             -----------
SHORT-TERM INVESTMENTS: 0.3%
                        REPURCHASE AGREEMENT: 0.3%
         241,000        Morgan Stanley Repurchase Agreement dated
                        11/28/2003, 1.030%, due 12/01/2003, $241,021 to be
                        received upon repurchase (Collateralized by
                        $250,000 Federal Home Loan Bank, 4.500% Market
                        Value $249,469 due 11/15/12)                             241,000
                                                                             -----------
                        Total Short-term Investments
                          (Cost $241,000)                                        241,000
                                                                             -----------

                        TOTAL INVESTMENTS IN SECURITIES              100.3%  $86,148,378
                         (COST $82,866,746)*
                        OTHER ASSETS AND LIABILITIES-NET              (0.3)     (273,201)
                                                                    -------  -----------
                        NET ASSETS                                   100.0%  $85,875,177
                                                                    =======  ===========

 @    Non-income producing security
 @@   Foreign Issuer
 *    Cost for federal income tax purposes is the same as for
      financial statement purposes. Net unrealized appreciation
      consists of:

                        Gross Unrealized Appreciation                                $3,283,506
                        Gross Unrealized Depreciation                                    (1,874)
                                                                                    -----------
                        Net Unrealized Appreciation                                  $3,281,632
                                                                                    ===========

                 See Accompanying Notes to Financial Statements

ING
CLASSIC
PRINCIPAL
PROTECTION
FUND III

          PORTFOLIO OF INVESTMENTS as of November 30, 2003 (Unaudited)
--------------------------------------------------------------------------------


       Shares                                                                 Value
---------------------------------------------------------------------------------------
COMMON STOCK: 2.9%
                               ADVERTISING: 0.0%
                  100    @     Interpublic Group of Cos., Inc.             $     1,425
                   50          Omnicom Group                                     3,983
                                                                           -----------
                                                                                 5,408
                                                                           -----------
                               AEROSPACE/DEFENSE: 0.0%
                  180          Boeing Co.                                        6,910
                   40          General Dynamics Corp.                            3,235
                   30          Goodrich Corp.                                      825
                  100          Lockheed Martin Corp.                             4,594
                   50          Rockwell Collins, Inc.                            1,345
                  100          United Technologies Corp.                         8,570
                                                                           -----------
                                                                                25,479
                                                                           -----------
                               AGRICULTURE: 0.0%
                  430          Altria Group, Inc.                               22,360
                   90          Monsanto Co.                                      2,441
                                                                           -----------
                                                                                24,801
                                                                           -----------
                               AIRLINES: 0.0%
                  170          Southwest Airlines Co.                            3,057
                                                                           -----------
                                                                                 3,057
                                                                           -----------
                               APPAREL: 0.0%
                   40          Jones Apparel Group, Inc.                         1,380
                   30          Liz Claiborne, Inc.                               1,050
                   80          Nike, Inc.                                        5,380
                   20          Reebok Intl. Ltd.                                   805
                   10          VF Corp.                                            413
                                                                           -----------
                                                                                 9,028
                                                                           -----------
                               AUTO MANUFACTURERS: 0.0%
                  660          Ford Motor Co.                                    8,712
                  160          General Motors Corp.                              6,845
                   45    @     Paccar, Inc.                                      3,609
                                                                           -----------
                                                                                19,166
                                                                           -----------
                               AUTO PARTS & EQUIPMENT: 0.0%
                   40          Dana Corp.                                          647
                  190          Delphi Corp.                                      1,668
                   20          Johnson Controls, Inc.                            2,189
                                                                           -----------
                                                                                 4,504
                                                                           -----------
                               BANKS: 0.2%
                   80          Amsouth Bancorp                                   1,919
                  320          Bank of America Corp.                            24,138
                  160          Bank of New York Co., Inc.                        4,909
                  240          Bank One Corp.                                   10,406
                  120          BB&T Corp.                                        4,723
                   52          Charter One Financial, Inc.                       1,727
                   30          First Tennessee National Corp.                    1,338
                  230          FleetBoston Financial Corp.                       9,338
                   40          Huntington Bancshares, Inc.                         880
                  100          Keycorp                                           2,779
                   50          Marshall & Ilsley Corp.                           1,855
                   90          Mellon Financial Corp.                            2,592
                  130          National City Corp.                               4,362
                   30          North Fork Bancorporation, Inc.                   1,198
                   50          Northern Trust Corp.                              2,243
                   60          PNC Financial Services Group, Inc.                3,262
                   50          Regions Financial Corp.                           1,856
                  100          SouthTrust Corp.                                  3,215
                   80          State Street Corp.                                4,077
                   60          SunTrust Banks, Inc.                              4,263

       Shares                                                                 Value
---------------------------------------------------------------------------------------
                   50          Union Planters Corp.                        $     1,726
                  419          US Bancorp                                       11,610
                  480          Wachovia Corp.                                   21,960
                  140          Wells Fargo & Co.                                 8,026
                   30          Zions Bancorporation                              1,850
                                                                           -----------
                                                                               136,252
                                                                           -----------
                               BEVERAGES: 0.1%
                  180          Anheuser-Busch Cos., Inc.                         9,328
                   10          Brown-Forman Corp.                                  917
                  530          Coca-Cola Co.                                    24,645
                   40          Coca-Cola Enterprises, Inc.                         826
                   50          Pepsi Bottling Group, Inc.                        1,154
                  490          PepsiCo, Inc.                                    23,579
                                                                           -----------
                                                                                60,449
                                                                           -----------
                               BIOTECHNOLOGY: 0.0%
                  286    @     Amgen, Inc.                                      16,448
                   35    @     Biogen IDEC, Inc.                                 1,317
                   50    @     Chiron Corp.                                      2,681
                   50    @     Genzyme Corp.                                     2,337
                   60    @     Medimmune, Inc.                                   1,428
                   10    @     Millipore Corp.                                     428
                                                                           -----------
                                                                                24,639
                                                                           -----------
                               BUILDING MATERIALS: 0.0%
                   10    @     American Standard Cos., Inc.                        997
                  100          Masco Corp.                                       2,720
                   10          Vulcan Materials Co.                                445
                                                                           -----------
                                                                                 4,162
                                                                           -----------
                               CHEMICALS: 0.0%
                   50          Air Products & Chemicals, Inc.                    2,397
                   20          Ashland, Inc.                                       795
                  190          Dow Chemical Co.                                  7,135
                  220          Du Pont EI de Nemours & Co.                       9,121
                   50          Ecolab, Inc.                                      1,311
                   50          Engelhard Corp.                                   1,491
                   30    @     Hercules, Inc.                                      301
                   20          International Flavors & Fragrances, Inc.            649
                   40          PPG Industries, Inc.                              2,339
                   30          Praxair, Inc.                                     2,153
                   60          Rohm & Haas Co.                                   2,409
                   30          Sherwin-Williams Co.                                973
                   20          Sigma-Aldrich Corp.                               1,071
                                                                           -----------
                                                                                32,145
                                                                           -----------
                               COMMERCIAL SERVICES: 0.0%
                   40    @     Apollo Group, Inc.                                2,761
                  380    @     Cendant Corp.                                     8,421
                   90    @     Concord EFS, Inc.                                 1,034
                   40    @     Convergys Corp.                                     614
                   10          Deluxe Corp.                                        412
                   40          Equifax, Inc.                                       945
                   40          H&R Block, Inc.                                   2,172
                   60          McKesson Corp.                                    1,752
                   30          Moody's Corp.                                     1,718
                  100          Paychex, Inc.                                     3,847
                   30    @     Robert Half Intl., Inc.                             668
                   20          RR Donnelley & Sons Co.                             561
                                                                           -----------
                                                                                24,905
                                                                           -----------
                               COMPUTERS: 0.1%
                  130    @     Apple Computer, Inc.                              2,720
                   20    @     Computer Sciences Corp.                             828
                  720    @     Dell, Inc.                                       24,840

                 See Accompanying Notes to Financial Statements

ING
CLASSIC
PRINCIPAL
PROTECTION
FUND III

    PORTFOLIO OF INVESTMENTS as of November 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                                                 Value
---------------------------------------------------------------------------------------
                               COMPUTERS (CONTINUED)
                  100          Electronic Data Systems Corp.               $     2,162
                  760    @     EMC Corp.                                        10,442
                   90    @     Gateway, Inc.                                       401
                  643          Hewlett-Packard Co.                              13,947
                  360          International Business Machines Corp.            32,594
                   50    @     Lexmark Intl., Inc.                               3,870
                   20    @     NCR Corp.                                           698
                  120    @     Network Appliance, Inc.                           2,773
                  670    @     Sun Microsystems, Inc.                            2,861
                   70    @     Sungard Data Systems, Inc.                        1,891
                   80    @     Unisys Corp.                                      1,306
                  150    @     Veritas Software Corp.                            5,703
                                                                           -----------
                                                                               107,036
                                                                           -----------
                               COSMETICS/PERSONAL CARE: 0.1%
                   10          Alberto-Culver Co.                                  611
                   50          Avon Products, Inc.                               3,425
                  120          Colgate-Palmolive Co.                             6,300
                  290          Gillette Co.                                      9,782
                  110          Kimberly-Clark Corp.                              5,964
                  380          Procter & Gamble Co.                             36,571
                                                                           -----------
                                                                                62,653
                                                                           -----------
                               DISTRIBUTION/WHOLESALE: 0.0%
                   20          WW Grainger, Inc.                                   925
                                                                           -----------
                                                                                   925
                                                                           -----------
                               DIVERSIFIED FINANCIAL SERVICES: 0.4%
                  270          American Express Co.                             12,342
                   30          Bear Stearns Cos., Inc.                           2,174
                   70          Capital One Financial Corp.                       4,180
                  280          Charles Schwab Corp.                              3,248
                1,113          Citigroup, Inc.                                  52,356
                   50          Countrywide Financial Corp.                       5,280
                  210          Fannie Mae                                       14,700
                   20          Federated Investors, Inc.                           575
                   50          Franklin Resources, Inc.                          2,392
                  150          Freddie Mac                                       8,163
                  100          Goldman Sachs Group, Inc.                         9,608
                  750          JP Morgan Chase & Co.                            26,520
                  100          Lehman Brothers Holdings, Inc.                    7,221
                  370          MBNA Corp.                                        9,072
                  340          Merrill Lynch & Co., Inc.                        19,295
                  320          Morgan Stanley                                   17,690
                   90    @     Providian Financial Corp.                         1,017
                   90          SLM Corp.                                         3,342
                   30          T Rowe Price Group, Inc.                          1,261
                                                                           -----------
                                                                               200,436
                                                                           -----------
                               ELECTRIC: 0.1%
                  130    @     AES Corp.                                         1,153
                   40          Ameren Corp.                                      1,765
                   90          American Electric Power Co., Inc.                 2,492
                  120          Centerpoint Energy, Inc.                          1,164
                   40          Cinergy Corp.                                     1,462
                   20          Consolidated Edison, Inc.                           806
                   40          Constellation Energy Group, Inc.                  1,506
                   30          Dominion Resources, Inc.                          1,808
                   80          Duke Energy Corp.                                 1,443
                  130    @     Edison Intl.                                      2,655
                   50          Entergy Corp.                                     2,643
                  100          Exelon Corp.                                      6,182
                   30          FirstEnergy Corp.                                 1,040
                   40          FPL Group, Inc.                                   2,542
                   50          NiSource, Inc.                                    1,038

       Shares                                                                 Value
---------------------------------------------------------------------------------------
                   90    @     PG&E Corp.                                  $     2,261
                   20          Pinnacle West Capital Corp.                         787
                   40          PPL Corp.                                         1,635
                   20          Progress Energy, Inc.                               876
                   60          Public Service Enterprise Group, Inc.             2,461
                  170          Southern Co.                                      4,976
                   60          TXU Corp.                                         1,328
                   80          Xcel Energy, Inc.                                 1,336
                                                                           -----------
                                                                                45,359
                                                                           -----------
                               ELECTRICAL COMPONENTS & EQUIPMENT: 0.0%
                   70          American Power Conversion                         1,530
                   90          Emerson Electric Co.                              5,494
                   50          Molex, Inc.                                       1,608
                                                                           -----------
                                                                                 8,632
                                                                           -----------
                               ELECTRONICS: 0.0%
                  100    @     Agilent Technologies, Inc.                        2,828
                   60          Applera Corp. -- Applied Biosystems Group         1,288
                   40    @     Jabil Circuit, Inc.                               1,100
                   30          Parker Hannifin Corp.                             1,650
                   30          Perkinelmer, Inc.                                   507
                  190    @     Sanmina-SCI Corp.                                 2,316
                  170    @     Solectron Corp.                                     995
                   50          Symbol Technologies, Inc.                           698
                   20          Tektronix, Inc.                                     551
                   40    @     Thermo Electron Corp.                               956
                   10    @     Thomas & Betts Corp.                                208
                                                                           -----------
                                                                                13,097
                                                                           -----------
                               ENTERTAINMENT: 0.0%
                   70          International Game Technology                     2,428
                                                                           -----------
                                                                                 2,428
                                                                           -----------
                               ENVIRONMENTAL CONTROL: 0.0%
                   60    @     Allied Waste Industries, Inc.                       747
                  130          Waste Management, Inc.                            3,823
                                                                           -----------
                                                                                 4,570
                                                                           -----------
                               FOOD: 0.1%
                   30          Albertson's, Inc.                                   638
                  133          Archer-Daniels-Midland Co.                        1,901
                  100          Campbell Soup Co.                                 2,561
                  120          Conagra Foods, Inc.                               2,940
                   80          General Mills, Inc.                               3,601
                   30          Hershey Foods Corp.                               2,331
                  100          HJ Heinz Co.                                      3,610
                   80          Kellogg Co.                                       2,862
                  170    @     Kroger Co.                                        3,206
                   30          McCormick & Co., Inc.                               861
                   90    @     Safeway, Inc.                                     1,868
                  170          Sara Lee Corp.                                    3,494
                   30          Supervalu, Inc.                                     775
                  130          Sysco Corp.                                       4,722
                   40          Winn-Dixie Stores, Inc.                             361
                   50          WM Wrigley Jr Co.                                 2,756
                                                                           -----------
                                                                                38,487
                                                                           -----------
                               FOREST PRODUCTS & PAPER: 0.0%
                   10          Boise Cascade Corp.                                 295
                   60          Georgia-Pacific Corp.                             1,637
                  100          International Paper Co.                           3,721
                   20    @     Louisiana-Pacific Corp.                             362
                   20          MeadWestvaco Corp.                                  510

                 See Accompanying Notes to Financial Statements

ING
CLASSIC
PRINCIPAL
PROTECTION
FUND III

    PORTFOLIO OF INVESTMENTS as of November 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                                                 Value
---------------------------------------------------------------------------------------
                               FOREST PRODUCTS & PAPER (CONTINUED)
                   10          Temple-Inland, Inc.                         $       565
                   50          Weyerhaeuser Co.                                  2,850
                                                                           -----------
                                                                                 9,940
                                                                           -----------
                               GAS: 0.0%
                   40          KeySpan Corp.                                     1,409
                   10          Peoples Energy Corp.                                402
                   50          Sempra Energy                                     1,416
                                                                           -----------
                                                                                 3,227
                                                                           -----------
                               HAND/MACHINE TOOLS: 0.0%
                   20          Black & Decker Corp.                                928
                   20          Snap-On, Inc.                                       600
                   20          Stanley Works                                       654
                                                                           -----------
                                                                                 2,182
                                                                           -----------
                               HEALTHCARE -- PRODUCTS: 0.1%
                   10          Bausch & Lomb, Inc.                                 502
                  140          Baxter Intl., Inc.                                3,895
                   60          Becton Dickinson & Co.                            2,402
                   50          Biomet, Inc.                                      1,789
                  320    @     Boston Scientific Corp.                          11,485
                   10          CR Bard, Inc.                                       756
                   90          Guidant Corp.                                     5,109
                  260          Johnson & Johnson                                12,815
                  270          Medtronic, Inc.                                  12,204
                   50    @     St. Jude Medical, Inc.                            3,167
                   50          Stryker Corp.                                     4,050
                   50    @     Zimmer Holdings, Inc.                             3,296
                                                                           -----------
                                                                                61,470
                                                                           -----------
                               HEALTHCARE -- SERVICES: 0.0%
                   50    @     Anthem, Inc.                                      3,606
                   50    @     Humana, Inc.                                      1,117
                   20          Manor Care, Inc.                                    706
                   40    @     Tenet Healthcare Corp.                              584
                  180          UnitedHealth Group, Inc.                          9,702
                   60    @     WellPoint Health Networks                         5,609
                                                                           -----------
                                                                                21,324
                                                                           -----------
                               HOME BUILDERS: 0.0%
                   10          Centex Corp.                                      1,094
                   10          KB Home                                             689
                   10          Pulte Homes, Inc.                                   955
                                                                           -----------
                                                                                 2,738
                                                                           -----------
                               HOME FURNISHINGS: 0.0%
                   50          Leggett & Platt, Inc.                             1,017
                   30          Whirlpool Corp.                                   2,050
                                                                           -----------
                                                                                 3,067
                                                                           -----------
                               HOUSEHOLD PRODUCTS/WARES: 0.0%
                   50          Clorox Co.                                        2,346
                   30          Fortune Brands, Inc.                              2,050
                   10          Tupperware Corp.                                    154
                                                                           -----------
                                                                                 4,550
                                                                           -----------
                               INSURANCE: 0.1%
                   60    @@    ACE Ltd.                                          2,187
                  110          Aflac, Inc.                                       3,957
                  150          Allstate Corp.                                    6,057
                   20          Ambac Financial Group, Inc.                       1,375
                  560          American Intl. Group                             32,452
                   90          AON Corp.                                         1,975

       Shares                                                                 Value
---------------------------------------------------------------------------------------
                   50          Chubb Corp.                                 $     3,273
                   40          Cigna Corp.                                       2,146
                   30          Cincinnati Financial Corp.                        1,216
                   60          Hartford Financial Services Group, Inc.           3,300
                   30          Jefferson-Pilot Corp.                             1,456
                   70          John Hancock Financial Services, Inc.             2,573
                   40          Lincoln National Corp.                            1,568
                  110          Marsh & McLennan Cos., Inc.                       4,888
                   40          MBIA, Inc.                                        2,325
                  160          Metlife, Inc.                                     5,230
                   20          MGIC Investment Corp.                             1,059
                  110          Principal Financial Group                         3,642
                   60          Progressive Corp.                                 4,686
                  160          Prudential Financial, Inc.                        6,258
                   30          Safeco Corp.                                      1,123
                   50          St. Paul Cos.                                     1,855
                   30          Torchmark Corp.                                   1,323
                  225          Travelers Property Casualty Corp.                 3,510
                   30    @@    XL Capital Ltd.                                   2,256
                                                                           -----------
                                                                               101,690
                                                                           -----------
                               INTERNET: 0.0%
                  140    @     eBay, Inc.                                        7,819
                   20    @     Monster Worldwide, Inc.                             481
                  100    @     Symantec Corp.                                    3,283
                   50    @     Yahoo, Inc.                                       2,149
                                                                           -----------
                                                                                13,732
                                                                           -----------
                               IRON/STEEL: 0.0%
                   10          Nucor Corp.                                         561
                                                                           -----------
                                                                                   561
                                                                           -----------
                               LEISURE TIME: 0.0%
                   30          Brunswick Corp.                                     902
                   70          Harley-Davidson, Inc.                             3,302
                                                                           -----------
                                                                                 4,204
                                                                           -----------
                               LODGING: 0.0%
                   30          Harrah's Entertainment, Inc.                      1,436
                   80          Hilton Hotels Corp.                               1,309
                   50          Marriott Intl., Inc.                              2,292
                   40          Starwood Hotels & Resorts Worldwide, Inc.         1,379
                                                                           -----------
                                                                                 6,416
                                                                           -----------
                               MACHINERY -- CONSTRUCTION & MINING: 0.0%
                   70          Caterpillar, Inc.                                 5,324
                                                                           -----------
                                                                                 5,324
                                                                           -----------
                               MACHINERY -- DIVERSIFIED: 0.0%
                   70          Deere & Co.                                       4,286
                   40          Dover Corp.                                       1,536
                   70          Rockwell Automation, Inc.                         2,328
                                                                           -----------
                                                                                 8,150
                                                                           -----------
                               MEDIA: 0.1%
                   50          Clear Channel Communications, Inc.                2,091
                  490    @     Comcast Corp.                                    15,376
                   20          Dow Jones & Co., Inc.                               992
                   20          Gannett Co., Inc.                                 1,732
                   20          Knight-Ridder, Inc.                               1,488
                   40          McGraw-Hill Cos., Inc.                            2,740
                   10          Meredith Corp.                                      479
                   30          New York Times Co.                                1,377
                  970    @     Time Warner, Inc.                                15,792
                   70          Tribune Co.                                       3,420

                 See Accompanying Notes to Financial Statements

ING
CLASSIC
PRINCIPAL
PROTECTION
FUND III

    PORTFOLIO OF INVESTMENTS as of November 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                                                 Value
---------------------------------------------------------------------------------------
                               MEDIA (CONTINUED)
                  150          Viacom, Inc.                                $     5,898
                  440          Walt Disney Co.                                  10,160
                                                                           -----------
                                                                                61,545
                                                                           -----------
                               MINING: 0.0%
                  180          Alcoa, Inc.                                       5,906
                   50          Freeport-McMoRan Copper & Gold, Inc.              2,177
                   90          Newmont Mining Corp.                              4,333
                   20    @     Phelps Dodge Corp.                                1,274
                                                                           -----------
                                                                                13,690
                                                                           -----------
                               MISCELLANEOUS MANUFACTURING: 0.2%
                  290          3M Co.                                           22,922
                   20          Cooper Industries Ltd.                            1,073
                   10          Crane Co.                                           291
                   40          Danaher Corp.                                     3,328
                   20          Eastman Kodak Co.                                   487
                   20          Eaton Corp.                                       2,060
                2,160          General Electric Co.                             61,927
                   70          Honeywell Intl., Inc.                             2,078
                   70          Illinois Tool Works, Inc.                         5,467
                   40    @@    Ingersoll-Rand Co.                                2,494
                   20          ITT Industries, Inc.                              1,318
                   10          Pall Corp.                                          256
                   30          Textron, Inc.                                     1,495
                  430    @@    Tyco Intl. Ltd.                                   9,869
                                                                           -----------
                                                                               115,065
                                                                           -----------
                               OFFICE/BUSINESS EQUIPMENT: 0.0%
                   60          Pitney Bowes, Inc.                                2,385
                  210    @     Xerox Corp.                                       2,558
                                                                           -----------
                                                                                 4,943
                                                                           -----------
                               OIL AND GAS: 0.1%
                   20          Amerada Hess Corp.                                  947
                   50          Anadarko Petroleum Corp.                          2,247
                   13          Apache Corp.                                        933
                   40          Burlington Resources, Inc.                        2,008
                  230          ChevronTexaco Corp.                              17,273
                  243          ConocoPhillips                                   13,788
                   50          Devon Energy Corp.                                2,468
                   20          EOG Resources, Inc.                                 839
                1,440          Exxon Mobil Corp.                                52,085
                   20          Kerr-McGee Corp.                                    840
                   90          Marathon Oil Corp.                                2,665
                   40   @,@@   Nabors Industries Ltd.                            1,485
                   30    @     Noble Corp.                                       1,037
                  110          Occidental Petroleum Corp.                        4,035
                   20          Sunoco, Inc.                                        960
                   60    @     Transocean, Inc.                                  1,163
                   50          Unocal Corp.                                      1,589
                                                                           -----------
                                                                               106,362
                                                                           -----------
                               OIL AND GAS SERVICES: 0.0%
                   30    @     BJ Services Co.                                     957
                   90          Halliburton Co.                                   2,102
                                                                           -----------
                                                                                 3,059
                                                                           -----------

       Shares                                                                 Value
---------------------------------------------------------------------------------------
                               PACKAGING AND CONTAINERS: 0.0%
                   20          Ball Corp.                                  $     1,119
                   10          Bemis Co.                                           455
                   50    @     Pactiv Corp.                                      1,122
                   30    @     Sealed Air Corp.                                  1,583
                                                                           -----------
                                                                                 4,279
                                                                           -----------
                               PHARMACEUTICALS: 0.3%
                  360          Abbott Laboratories                              15,912
                   30          Allergan, Inc.                                    2,242
                  170          Bristol-Myers Squibb Co.                          4,480
                  250          Eli Lilly & Co.                                  17,140
                   20    @     Express Scripts, Inc.                             1,295
                   80    @     Forest Laboratories, Inc.                         4,371
                   70    @     King Pharmaceuticals, Inc.                          904
                   55    @     Medco Health Solutions, Inc.                      2,004
                  500          Merck & Co., Inc.                                20,300
                1,731          Pfizer, Inc.                                     58,075
                   20    @     Watson Pharmaceuticals, Inc.                        943
                  300          Wyeth                                            11,820
                                                                           -----------
                                                                               139,486
                                                                           -----------
                               PIPELINES: 0.0%
                   30          Kinder Morgan, Inc.                               1,635
                  120          Williams Cos., Inc.                               1,126
                                                                           -----------
                                                                                 2,761
                                                                           -----------
                               REITS: 0.0%
                   80          Equity Office Properties Trust                    2,218
                   60          Equity Residential                                1,762
                   40          Simon Property Group, Inc.                        1,898
                                                                           -----------
                                                                                 5,878
                                                                           -----------
                               RETAIL: 0.3%
                  110    @     Autonation, Inc.                                  1,934
                   90    @     Bed Bath & Beyond, Inc.                           3,802
                  120          Best Buy Co., Inc.                                7,440
                   40    @     Big Lots, Inc.                                      586
                   90    @     Costco Wholesale Corp.                            3,224
                  110          CVS Corp.                                         4,121
                   50          Darden Restaurants, Inc.                          1,036
                  100          Dollar General Corp.                              2,112
                   50          Family Dollar Stores                              1,929
                   70          Federated Department Stores                       3,436
                  320          Gap, Inc.                                         6,880
                  670          Home Depot, Inc.                                 24,629
                   60          JC Penney Co., Inc.                               1,493
                  120          Limited Brands                                    2,150
                  170          Lowe's Cos., Inc.                                 9,911
                   60          May Department Stores Co.                         1,779
                  460          McDonald's Corp.                                 11,790
                   30          Nordstrom, Inc.                                   1,035
                   90    @     Office Depot, Inc.                                1,427
                   60          RadioShack Corp.                                  1,869
                   60          Sears Roebuck And Co.                             3,310
                  170    @     Staples, Inc.                                     4,616
                   80    @     Starbucks Corp.                                   2,566
                   --          Target Corp.                                         --
                   30          Tiffany & Co.                                     1,361
                   40          TJX Cos., Inc.                                      904
                   50    @     Toys R US, Inc.                                     587
                  940          Wal-Mart Stores, Inc.                            52,302
                  290          Walgreen Co.                                     10,675

                 See Accompanying Notes to Financial Statements

ING
CLASSIC
PRINCIPAL
PROTECTION
FUND III

    PORTFOLIO OF INVESTMENTS as of November 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                                                 Value
---------------------------------------------------------------------------------------
                               RETAIL (CONTINUED)
                   40          Wendy's Intl., Inc.                         $     1,553
                   60    @     Yum! Brands, Inc.                                 2,069
                                                                           -----------
                                                                               172,526
                                                                           -----------
                               SAVINGS AND LOANS: 0.0%
                   30          Golden West Financial Corp.                       3,027
                  200          Washington Mutual, Inc.                           9,162
                                                                           -----------
                                                                                12,189
                                                                           -----------
                               SEMICONDUCTORS: 0.2%
                  100    @     Altera Corp.                                      2,533
                   80          Analog Devices, Inc.                              3,980
                  450    @     Applied Materials, Inc.                          10,935
                  100    @     Applied Micro Circuits Corp.                        646
                   60    @     Broadcom Corp.                                    2,186
                2,300          Intel Corp.                                      76,889
                   20    @     Kla-Tencor Corp.                                  1,172
                   70          Linear Technology Corp.                           3,020
                   90    @     LSI Logic Corp.                                     843
                  100          Maxim Integrated Products                         5,208
                   40    @     National Semiconductor Corp.                      1,789
                   30    @     Novellus Systems, Inc.                            1,313
                   40    @     Nvidia Corp.                                        846
                   20    @     Qlogic Corp.                                      1,137
                   40    @     Teradyne, Inc.                                    1,007
                  360          Texas Instruments, Inc.                          10,714
                   70    @     Xilinx, Inc.                                      2,631
                                                                           -----------
                                                                               126,849
                                                                           -----------
                               SOFTWARE: 0.2%
                   60          Adobe Systems, Inc.                               2,479
                   20          Autodesk, Inc.                                      464
                  120          Automatic Data Processing                         4,588
                   70    @     BMC Software, Inc.                                1,164
                   50    @     Citrix Systems, Inc.                              1,201
                  130          Computer Associates Intl., Inc.                   3,029
                  100    @     Compuware Corp.                                     572
                   60    @     Electronic Arts, Inc.                             2,654
                   60          First Data Corp.                                  2,271
                   45    @     Fiserv, Inc.                                      1,688
                  100          IMS Health, Inc.                                  2,303
                   40    @     Intuit, Inc.                                      2,011
                   30    @     Mercury Interactive Corp.                         1,404
                3,040          Microsoft Corp.                                  78,108
                   90    @     Novell, Inc.                                        855
                1,080    @     Oracle Corp.                                     12,971
                   60    @     Peoplesoft, Inc.                                  1,269
                  190    @     Siebel Systems, Inc.                              2,504
                                                                           -----------
                                                                               121,535
                                                                           -----------
                               TELECOMMUNICATIONS: 0.2%
                   60          Alltel Corp.                                      2,725
                  169          AT&T Corp.                                        3,351
                  540    @     AT&T Wireless Services, Inc.                      4,050
                  120    @     Avaya, Inc.                                       1,632
                  400          Bellsouth Corp.                                  10,412
                   40          CenturyTel, Inc.                                  1,308
                  120    @     Ciena Corp.                                         850

       Shares                                                                 Value
---------------------------------------------------------------------------------------
                1,460    @     Cisco Systems, Inc.                         $    33,084
                   60    @     Comverse Technology, Inc.                         1,154
                  240    @     Corning, Inc.                                     2,750
                  120    @     JDS Uniphase Corp.                                  413
                  870    @     Lucent Technologies, Inc.                         2,784
                  480          Motorola, Inc.                                    6,739
                  410    @     Nextel Communications, Inc.                      10,385
                  160          Qualcomm, Inc.                                    7,128
                  700          SBC Communications, Inc.                         16,296
                   50          Scientific-Atlanta, Inc.                          1,444
                  260          Sprint Corp.-FON Group                            3,897
                   90    @     Sprint Corp.-PCS Group                              413
                  100    @     Tellabs, Inc.                                       800
                  590          Verizon Communications, Inc.                     19,334
                                                                           -----------
                                                                               130,949
                                                                           -----------
                               TOYS/GAMES/HOBBIES: 0.0%
                   50          Hasbro, Inc.                                      1,106
                  160          Mattel, Inc.                                      3,238
                                                                           -----------
                                                                                 4,344
                                                                           -----------
                               TRANSPORTATION: 0.0%
                   80          Burlington Northern Santa Fe Corp.                2,382
                   60          FedEx Corp.                                       4,362
                   30          Norfolk Southern Corp.                              642
                   20          Union Pacific Corp.                               1,274
                  240          United Parcel Service, Inc.                      17,465
                   20          Ryder System, Inc.                                  624
                                                                           -----------
                                                                                26,749
                                                                           -----------
                               Total Common Stock
                                (Cost $1,731,839)                            2,158,402
                                                                           -----------
      Principal
       Amount                                                                 Value
---------------------------------------------------------------------------------------
BONDS/NOTES: 26.9%
                        SOVEREIGN: 26.9%
     $     20,672,000   Israel Trust,
                          2.08%, due 05/15/05                               20,055,768
                                                                           -----------
                        Total Bonds/Notes
                          (Cost $19,293,088)                                20,055,768
                                                                           -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS: 19.5%
                        FEDERAL HOME LOAN MORTGAGE CORPORATION: 19.5%
           15,000,000   1.91%, Due 05/31/05                                 14,577,045
                                                                           -----------
                        Total U.S. Government Agency Obligations
                         (Cost $13,937,021)                                 14,577,045
                                                                           -----------
U.S. TREASURY OBLIGATIONS: 50.9%
                        US TREASURY -- STRIP: 50.9%
           28,965,000   1.65%, due 05/15/05                                 28,284,525
            9,848,000   1.60%, due 05/15/05                                  9,623,584
                                                                           -----------
                        Total U.S. Treasury Obligations
                         (Cost $36,703,853)                                 37,908,109
                                                                           -----------
                        Total Long-Term Investments
                          (Cost $71,665,801)                                74,699,324
                                                                           -----------

                 See Accompanying Notes to Financial Statements

ING
CLASSIC
PRINCIPAL
PROTECTION
FUND III

    PORTFOLIO OF INVESTMENTS as of November 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------


      Principal
       Amount                                                                 Value
---------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 0.2%
                                   REPURCHASE AGREEMENT: 0.2%
              183,000   Morgan Stanley Repurchase Agreement dated
                        11/28/2003, 1.030%, due 12/01/2003, $183,016 to
                        be received upon repurchase (Collateralized by
                        $190,000 Federal Home Loan Bank, 4.500% Market
                        Value $189,596 due 11/15/12)                       $   183,000
                                                                           -----------
                        Total Short-term Investments
                          (Cost $183,000)                                      183,000
                                                                           -----------

                        TOTAL INVESTMENTS IN SECURITIES              100.4%  $74,882,324
                         (COST $71,848,801)*
                        OTHER ASSETS AND LIABILITIES-NET              (0.4)     (303,225)
                                                                   --------  -----------
                        NET ASSETS                                   100.0%  $74,579,099
                                                                   ========  ===========

 @    Non-income producing security
 @@   Foreign Issuer
 *    Cost for federal income tax purposes is the same as for
      financial statement purposes. Net unrealized appreciation
      consists of:

                        Gross Unrealized Appreciation                                 $3,042,030
                        Gross Unrealized Depreciation                                     (8,507)
                                                                                      ----------
                        Net Unrealized Appreciation                                   $3,033,523
                                                                                      ==========

                 See Accompanying Notes to Financial Statements

ING
CLASSIC
PRINCIPAL
PROTECTION
FUND IV

          PORTFOLIO OF INVESTMENTS as of November 30, 2003 (Unaudited)
--------------------------------------------------------------------------------


       Shares                                                                Value
--------------------------------------------------------------------------------------
COMMON STOCK: 0.8%
                               ADVERTISING: 0.0%
                   15    @     Interpublic Group of Cos., Inc.            $       214
                    9          Omnicom Group                                      717
                                                                          -----------
                                                                                  931
                                                                          -----------
                               AEROSPACE/DEFENSE: 0.0%
                   31          Boeing Co.                                       1,190
                    8          General Dynamics Corp.                             647
                    5          Goodrich Corp.                                     138
                   17          Lockheed Martin Corp.                              781
                   10          Rockwell Collins, Inc.                             269
                   18          United Technologies Corp.                        1,542
                                                                          -----------
                                                                                4,567
                                                                          -----------
                               AGRICULTURE: 0.0%
                   76          Altria Group, Inc.                               3,952
                   13          Monsanto Co.                                       353
                                                                          -----------
                                                                                4,305
                                                                          -----------
                               AIRLINES: 0.0%
                    5          Delta Air Lines, Inc.                               63
                   30          Southwest Airlines Co.                             539
                                                                          -----------
                                                                                  602
                                                                          -----------
                               APPAREL: 0.0%
                    5          Jones Apparel Group, Inc.                          173
                    4          Liz Claiborne, Inc.                                140
                   13          Nike, Inc.                                         874
                    2          Reebok Intl. Ltd.                                   80
                    4          VF Corp.                                           165
                                                                          -----------
                                                                                1,432
                                                                          -----------
                               AUTO MANUFACTURERS: 0.0%
                  115          Ford Motor Co.                                   1,518
                   29          General Motors Corp.                             1,241
                    7    @     Paccar, Inc.                                       561
                                                                          -----------
                                                                                3,320
                                                                          -----------
                               AUTO PARTS & EQUIPMENT: 0.0%
                    6          Dana Corp.                                          97
                   38          Delphi Corp.                                       334
                    4          Johnson Controls, Inc.                             437
                                                                          -----------
                                                                                  868
                                                                          -----------
                               BANKS: 0.2%
                   15          Amsouth Bancorp                                    360
                   56          Bank of America Corp.                            4,223
                   28          Bank of New York Co., Inc.                         859
                   41          Bank One Corp.                                   1,778
                   20          BB&T Corp.                                         787
                   10          Charter One Financial, Inc.                        332
                    2          Comerica, Inc.                                     104
                    5          First Tennessee National Corp.                     223
                   40          FleetBoston Financial Corp.                      1,624
                    8          Huntington Bancshares, Inc.                        176
                   15          Keycorp                                            417
                   10          Marshall & Ilsley Corp.                            371
                   14          Mellon Financial Corp.                             403
                   24          National City Corp.                                805
                    5          North Fork Bancorporation, Inc.                    200
                    8          Northern Trust Corp.                               359
                   10          PNC Financial Services Group, Inc.                 544
                    9          Regions Financial Corp.                            334
                   15          SouthTrust Corp.                                   482
                   12          State Street Corp.                                 612
                   10          SunTrust Banks, Inc.                               711
                    7          Union Planters Corp.                               242
                   72          US Bancorp                                       1,995

       Shares                                                                Value
--------------------------------------------------------------------------------------
                   85          Wachovia Corp.                             $     3,889
                   25          Wells Fargo & Co.                                1,433
                    5          Zions Bancorporation                               308
                                                                          -----------
                                                                               23,571
                                                                          -----------
                               BEVERAGES: 0.0%
                   31          Anheuser-Busch Cos., Inc.                        1,606
                    2          Brown-Forman Corp.                                 183
                   92          Coca-Cola Co.                                    4,279
                    8          Coca-Cola Enterprises, Inc.                        165
                   14          Pepsi Bottling Group, Inc.                         323
                   87          PepsiCo, Inc.                                    4,187
                                                                          -----------
                                                                               10,743
                                                                          -----------
                               BIOTECHNOLOGY: 0.0%
                   52    @     Amgen, Inc.                                      2,990
                    6    @     Biogen IDEC, Inc.                                  220
                   10    @     Chiron Corp.                                       536
                    9    @     Genzyme Corp.                                      421
                   10    @     Medimmune, Inc.                                    238
                                                                          -----------
                                                                                4,405
                                                                          -----------
                               BUILDING MATERIALS: 0.0%
                    2    @     American Standard Cos., Inc.                       199
                   16          Masco Corp.                                        436
                    3          Vulcan Materials Co.                               133
                                                                          -----------
                                                                                  768
                                                                          -----------
                               CHEMICALS: 0.0%
                    8          Air Products & Chemicals, Inc.                     384
                    2          Ashland, Inc.                                       79
                   36          Dow Chemical Co.                                 1,352
                   38          Du Pont EI de Nemours & Co.                      1,575
                    9          Ecolab, Inc.                                       236
                    8          Engelhard Corp.                                    239
                    5          International Flavors & Fragrances, Inc.           162
                    7          PPG Industries, Inc.                               409
                    7          Praxair, Inc.                                      502
                   10          Rohm & Haas Co.                                    402
                    5          Sherwin-Williams Co.                               162
                    3          Sigma-Aldrich Corp.                                161
                                                                          -----------
                                                                                5,663
                                                                          -----------
                               COMMERCIAL SERVICES: 0.0%
                    7    @     Apollo Group, Inc.                                 483
                   65    @     Cendant Corp.                                    1,441
                   25    @     Concord EFS, Inc.                                  287
                    5    @     Convergys Corp.                                     77
                    2          Deluxe Corp.                                        82
                    8          Equifax, Inc.                                      189
                    9          H&R Block, Inc.                                    489
                   10          McKesson Corp.                                     292
                    5          Moody's Corp.                                      286
                   17          Paychex, Inc.                                      655
                    9    @     Robert Half Intl., Inc.                            200
                    5          RR Donnelley & Sons Co.                            140
                                                                          -----------
                                                                                4,621
                                                                          -----------
                               COMPUTERS: 0.0%
                   21    @     Apple Computer, Inc.                               439
                    3    @     Computer Sciences Corp.                            124
                  126    @     Dell, Inc.                                       4,347
                   17          Electronic Data Systems Corp.                      368
                  131    @     EMC Corp                                         1,800
                   16    @     Gateway, Inc.                                       71
                  109          Hewlett-Packard Co.                              2,364
                   63          International Business Machines Corp.            5,704
                    8    @     Lexmark Intl., Inc.                                619
                    3    @     NCR Corp.                                          105

                 See Accompanying Notes to Financial Statements

ING
CLASSIC
PRINCIPAL
PROTECTION
FUND IV

    PORTFOLIO OF INVESTMENTS as of November 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                                                Value
--------------------------------------------------------------------------------------
                               COMPUTERS (CONTINUED)
                   21    @     Network Appliance, Inc.                    $       485
                  117    @     Sun Microsystems, Inc.                             500
                   10    @     Sungard Data Systems, Inc.                         270
                   10    @     Unisys Corp.                                       163
                   25    @     Veritas Software Corp.                             951
                                                                          -----------
                                                                               18,310
                                                                          -----------
                               COSMETICS/PERSONAL CARE: 0.0%
                    2          Alberto-Culver Co.                                 122
                    8          Avon Products, Inc.                                548
                   20          Colgate-Palmolive Co.                            1,050
                   51          Gillette Co.                                     1,720
                   20          Kimberly-Clark Corp.                             1,084
                   66          Procter & Gamble Co.                             6,353
                                                                          -----------
                                                                               10,877
                                                                          -----------
                               DISTRIBUTION/WHOLESALE: 0.0%
                    3          WW Grainger, Inc.                                  139
                                                                          -----------
                                                                                  139
                                                                          -----------
                               DIVERSIFIED FINANCIAL SERVICES: 0.2%
                   49          American Express Co.                             2,240
                    6          Bear Stearns Cos., Inc.                            435
                   12          Capital One Financial Corp.                        717
                   49          Charles Schwab Corp.                               568
                  194          Citigroup, Inc.                                  9,125
                    8          Countrywide Financial Corp.                        845
                   36          Fannie Mae                                       2,520
                    3          Federated Investors, Inc.                           86
                    9          Franklin Resources, Inc.                           430
                   26          Freddie Mac                                      1,415
                   17          Goldman Sachs Group, Inc.                        1,633
                  130          JP Morgan Chase & Co.                            4,596
                   17          Lehman Brothers Holdings, Inc.                   1,228
                   65          MBNA Corp.                                       1,594
                   60          Merrill Lynch & Co., Inc.                        3,405
                   54          Morgan Stanley                                   2,985
                   15    @     Providian Financial Corp.                          170
                   18          SLM Corp.                                          668
                    4          T Rowe Price Group, Inc.                           168
                                                                          -----------
                                                                               34,828
                                                                          -----------
                               ELECTRIC: 0.0%
                   31    @     AES Corp.                                          275
                    5          Ameren Corp.                                       221
                   16          American Electric Power Co., Inc.                  443
                   15          Centerpoint Energy, Inc.                           146
                    7          Cinergy Corp.                                      256
                    4          Consolidated Edison, Inc.                          161
                    8          Constellation Energy Group, Inc.                   301
                    6          Dominion Resources, Inc.                           362
                   15          Duke Energy Corp.                                  271
                   22    @     Edison Intl.                                       449
                    8          Entergy Corp.                                      423
                   17          Exelon Corp.                                     1,050
                    5          FirstEnergy Corp.                                  173
                    7          FPL Group, Inc.                                    445
                    9          NiSource, Inc.                                     187
                   19    @     PG&E Corp.                                         477
                    3          Pinnacle West Capital Corp.                        118
                    7          PPL Corp.                                          286
                    5          Progress Energy, Inc.                              219
                   10          Public Service Enterprise Group, Inc.              410
                   28          Southern Co.                                       820

       Shares                                                                Value
--------------------------------------------------------------------------------------
                   11          TXU Corp.                                  $       244
                   13          Xcel Energy, Inc.                                  217
                                                                          -----------
                                                                                7,954
                                                                          -----------
                               ELECTRICAL COMPONENTS & EQUIPMENT: 0.0%
                   11          American Power Conversion                          240
                   15          Emerson Electric Co.                               916
                    7          Molex, Inc.                                        225
                                                                          -----------
                                                                                1,381
                                                                          -----------
                               ELECTRONICS: 0.0%
                   17    @     Agilent Technologies, Inc.                         480
                   10          Applera Corp. -- Applied Biosystems Group          215
                   10    @     Jabil Circuit, Inc.                                275
                    4          Parker Hannifin Corp.                              220
                    5          Perkinelmer, Inc.                                   85
                   33    @     Sanmina-SCI Corp.                                  401
                   29    @     Solectron Corp.                                    170
                    9          Symbol Technologies, Inc.                          126
                    5          Tektronix, Inc                                     138
                    5    @     Thermo Electron Corp.                              120
                                                                          -----------
                                                                                2,230
                                                                          -----------
                               ENTERTAINMENT: 0.0%
                   12          International Game Technology                      416
                                                                          -----------
                                                                                  416
                                                                          -----------
                               ENVIRONMENTAL CONTROL: 0.0%
                   10    @     Allied Waste Industries, Inc.                      125
                   21          Waste Management, Inc.                             617
                                                                          -----------
                                                                                  742
                                                                          -----------
                               FOOD: 0.0%
                    5          Albertson's, Inc.                                  106
                   23          Archer-Daniels-Midland Co.                         329
                   15          Campbell Soup Co.                                  384
                   20          Conagra Foods, Inc.                                490
                   13          General Mills, Inc.                                585
                    5          Hershey Foods Corp.                                389
                   18          HJ Heinz Co.                                       650
                   15          Kellogg Co.                                        537
                   30    @     Kroger Co.                                         566
                    5          McCormick & Co., Inc.                              143
                   17    @     Safeway, Inc.                                      353
                   30          Sara Lee Corp.                                     617
                    6          Supervalu, Inc.                                    155
                   23          Sysco Corp.                                        834
                    5          Winn-Dixie Stores, Inc.                             45
                    7          WM Wrigley Jr Co.                                  386
                                                                          -----------
                                                                                6,569
                                                                          -----------
                               FOREST PRODUCTS & PAPER: 0.0%
                    2          Boise Cascade Corp.                                 59
                   10          Georgia-Pacific Corp.                              273
                   19          International Paper Co.                            707
                    5    @     Louisiana-Pacific Corp.                             90
                    3          MeadWestvaco Corp.                                  77
                    2          Temple-Inland, Inc.                                113
                    8          Weyerhaeuser Co.                                   456
                                                                          -----------
                                                                                1,775
                                                                          -----------
                               GAS: 0.0%
                    5          KeySpan Corp.                                      176
                    3          Peoples Energy Corp.                               121
                   11          Sempra Energy                                      311
                                                                          -----------
                                                                                  608
                                                                          -----------

                 See Accompanying Notes to Financial Statements

ING
CLASSIC
PRINCIPAL
PROTECTION
FUND IV

    PORTFOLIO OF INVESTMENTS as of November 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                                                Value
--------------------------------------------------------------------------------------
                               HAND/MACHINE TOOLS: 0.0%
                    3          Black & Decker Corp.                       $       139
                    3          Snap-On, Inc.                                       90
                    5          Stanley Works                                      164
                                                                          -----------
                                                                                  393
                                                                          -----------
                               HEALTHCARE -- PRODUCTS: 0.0%
                    2          Bausch & Lomb, Inc.                                100
                   25          Baxter Intl., Inc.                                 696
                   10          Becton Dickinson & Co.                             400
                   10          Biomet, Inc.                                       358
                   54    @     Boston Scientific Corp.                          1,938
                    3          CR Bard, Inc.                                      227
                   17          Guidant Corp.                                      965
                   45          Johnson & Johnson                                2,218
                   49          Medtronic, Inc.                                  2,215
                    7    @     St. Jude Medical, Inc.                             443
                    8          Stryker Corp.                                      648
                    9    @     Zimmer Holdings, Inc.                              593
                                                                          -----------
                                                                               10,801
                                                                          -----------
                               HEALTHCARE -- SERVICES: 0.0%
                    9    @     Anthem, Inc.                                       649
                   12    @     Humana, Inc.                                       268
                    3          Manor Care, Inc.                                   106
                    7    @     Tenet Healthcare Corp.                             102
                   32          UnitedHealth Group, Inc.                         1,725
                    9    @     WellPoint Health Networks                          841
                                                                          -----------
                                                                                3,691
                                                                          -----------
                               HOME BUILDERS: 0.0%
                    3          Centex Corp.                                       328
                    3          KB Home                                            207
                    2          Pulte Homes, Inc.                                  191
                                                                          -----------
                                                                                  726
                                                                          -----------
                               HOME FURNISHINGS: 0.0%
                   10          Leggett & Platt, Inc.                              203
                    4          Whirlpool Corp.                                    274
                                                                          -----------
                                                                                  477
                                                                          -----------
                               HOUSEHOLD PRODUCTS/WARES: 0.0%
                    9          Clorox Co.                                         422
                    7          Fortune Brands, Inc.                               479
                                                                          -----------
                                                                                  901
                                                                          -----------
                               INSURANCE: 0.0%
                   12    @@    ACE Ltd.                                           437
                   20          Aflac, Inc.                                        719
                   26          Allstate Corp.                                   1,050
                    5          Ambac Financial Group, Inc.                        344
                   98          American Intl. Group                             5,678
                   15          AON Corp.                                          329
                    9          Chubb Corp.                                        589
                    6          Cigna Corp.                                        322
                    5          Cincinnati Financial Corp.                         203
                   10          Hartford Financial Services Group, Inc.            550
                    5          Jefferson-Pilot Corp.                              243
                   10          John Hancock Financial Services, Inc.              368
                    9          Lincoln National Corp.                             353
                   20          Marsh & McLennan Cos., Inc.                        889
                    7          MBIA, Inc.                                         407
                   29          Metlife, Inc.                                      948
                    3          MGIC Investment Corp.                              159
                   19          Principal Financial Group                          629
                   11          Progressive Corp.                                  859
                   28          Prudential Financial, Inc.                       1,095
                    5          Safeco Corp.                                       187
                    9          St. Paul Cos.                                      334

       Shares                                                                Value
--------------------------------------------------------------------------------------
                    5          Torchmark Corp.                            $       221
                   39          Travelers Property Casualty Corp.                  608
                    6    @@    XL Capital Ltd.                                    451
                                                                          -----------
                                                                               17,972
                                                                          -----------
                               INTERNET: 0.0%
                   24    @     eBay, Inc.                                       1,341
                    3    @     Monster Worldwide, Inc.                             72
                   16    @     Symantec Corp.                                     525
                   10    @     Yahoo, Inc.                                        430
                                                                          -----------
                                                                                2,368
                                                                          -----------
                               LEISURE TIME: 0.0%
                    5          Brunswick Corp.                                    150
                   12          Harley-Davidson, Inc.                              566
                                                                          -----------
                                                                                  716
                                                                          -----------
                               LODGING: 0.0%
                    5          Harrah's Entertainment, Inc.                       239
                   13          Hilton Hotels Corp.                                213
                    8          Marriott Intl., Inc.                               367
                    7          Starwood Hotels & Resorts Worldwide, Inc.          241
                                                                          -----------
                                                                                1,060
                                                                          -----------
                               MACHINERY -- CONSTRUCTION & MINING: 0.0%
                   12          Caterpillar, Inc.                                  913
                                                                          -----------
                                                                                  913
                                                                          -----------
                               MACHINERY -- DIVERSIFIED: 0.0%
                   12          Deere & Co.                                        734
                    7          Dover Corp.                                        269
                   10          Rockwell Automation, Inc.                          333
                                                                          -----------
                                                                                1,336
                                                                          -----------
                               MEDIA: 0.0%
                   10          Clear Channel Communications, Inc.                 418
                   85    @     Comcast Corp.                                    2,667
                    2          Dow Jones & Co., Inc.                               99
                    5          Gannett Co., Inc.                                  433
                    2          Knight-Ridder, Inc.                                149
                    8          McGraw-Hill Cos., Inc.                             548
                    2          Meredith Corp.                                      96
                    5          New York Times Co.                                 230
                  170    @     Time Warner, Inc.                                2,768
                   12          Tribune Co.                                        586
                   26          Viacom, Inc.                                     1,022
                   77          Walt Disney Co.                                  1,778
                                                                          -----------
                                                                               10,794
                                                                          -----------
                               MINING: 0.0%
                   31          Alcoa, Inc.                                      1,017
                    8          Freeport-McMoRan Copper & Gold, Inc.               348
                   15          Newmont Mining Corp.                               722
                    4    @     Phelps Dodge Corp.                                 255
                                                                          -----------
                                                                                2,342
                                                                          -----------
                               MISCELLANEOUS MANUFACTURING: 0.0%
                   50          3M Co.                                           3,953
                    5          Cooper Industries Ltd.                             268
                    7          Danaher Corp.                                      582
                    5          Eastman Kodak Co.                                  122
                    3          Eaton Corp.                                        309
                  378          General Electric Co.                            10,838
                   13          Honeywell Intl., Inc.                              386
                   12          Illinois Tool Works, Inc.                          937
                    7    @@    Ingersoll-Rand Co.                                 436
                    3          ITT Industries, Inc.                               198
                    5          Pall Corp.                                         128

                 See Accompanying Notes to Financial Statements

ING
CLASSIC
PRINCIPAL
PROTECTION
FUND IV

    PORTFOLIO OF INVESTMENTS as of November 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                                                Value
--------------------------------------------------------------------------------------
                               MISCELLANEOUS MANUFACTURING (CONTINUED)
                    5          Textron, Inc.                              $       249
                   74    @@    Tyco Intl. Ltd.                                  1,698
                                                                          -----------
                                                                               20,104
                                                                          -----------
                               OFFICE/BUSINESS EQUIPMENT: 0.0%
                   12          Pitney Bowes, Inc.                                 477
                   28    @     Xerox Corp.                                        341
                                                                          -----------
                                                                                  818
                                                                          -----------
                               OIL AND GAS: 0.0%
                    5          Amerada Hess Corp.                                 237
                   10          Anadarko Petroleum Corp.                           449
                    3          Apache Corp.                                       215
                    8          Burlington Resources, Inc.                         402
                   40          ChevronTexaco Corp.                              3,004
                   43          ConocoPhillips                                   2,440
                    9          Devon Energy Corp.                                 444
                    4          EOG Resources, Inc.                                168
                  252          Exxon Mobil Corp.                                9,114
                    2          Kerr-McGee Corp.                                    84
                   15          Marathon Oil Corp.                                 444
                    5   @,@@   Nabors Industries Ltd.                             186
                    3    @     Noble Corp.                                        104
                   19          Occidental Petroleum Corp.                         697
                    4          Sunoco, Inc.                                       192
                   11    @     Transocean, Inc.                                   213
                    9          Unocal Corp.                                       286
                                                                          -----------
                                                                               18,679
                                                                          -----------
                               OIL AND GAS SERVICES: 0.0%
                    5    @     BJ Services Co.                                    159
                   17          Halliburton Co.                                    397
                                                                          -----------
                                                                                  556
                                                                          -----------
                               PACKAGING AND CONTAINERS: 0.0%
                    3          Ball Corp.                                         168
                    2          Bemis Co.                                           91
                    9    @     Pactiv Corp.                                       202
                    5    @     Sealed Air Corp.                                   264
                                                                          -----------
                                                                                  725
                                                                          -----------
                               PHARMACEUTICALS: 0.2%
                   63          Abbott Laboratories                              2,785
                    5          Allergan, Inc.                                     374
                   31          Bristol-Myers Squibb Co.                           817
                   45          Eli Lilly & Co.                                  3,085
                    3    @     Express Scripts, Inc.                              194
                   14    @     Forest Laboratories, Inc.                          765
                    9    @     King Pharmaceuticals, Inc.                         116
                   13    @     Medco Health Solutions, Inc.                       474
                   87          Merck & Co., Inc.                                3,532
                  302          Pfizer, Inc.                                    10,131
                    5    @     Watson Pharmaceuticals, Inc.                       236
                   54          Wyeth                                            2,128
                                                                          -----------
                                                                               24,637
                                                                          -----------
                               PIPELINES: 0.0%
                   18    @     Dynegy, Inc.                                        72
                    5          Kinder Morgan, Inc.                                272
                   20          Williams Cos., Inc.                                188
                                                                          -----------
                                                                                  532
                                                                          -----------
                               REITS: 0.0%
                   14          Equity Office Properties Trust                     387
                   10          Equity Residential                                 294
                    8          Simon Property Group, Inc.                         380
                                                                          -----------
                                                                                1,061
                                                                          -----------

       Shares                                                                Value
--------------------------------------------------------------------------------------
                               RETAIL: 0.2%
                   19    @     Autonation, Inc.                           $       334
                   14    @     Bed Bath & Beyond, Inc.                            591
                   20          Best Buy Co., Inc.                               1,240
                    5    @     Big Lots, Inc.                                      73
                   17    @     Costco Wholesale Corp.                             609
                   19          CVS Corp.                                          712
                    5          Darden Restaurants, Inc.                           104
                   17          Dollar General Corp.                               359
                    9          Family Dollar Stores                               347
                   11          Federated Department Stores                        540
                   56          Gap, Inc.                                        1,204
                  116          Home Depot, Inc.                                 4,264
                    9          JC Penney Co., Inc.                                224
                   19          Limited Brands                                     340
                   28          Lowe's Cos., Inc.                                1,632
                   11          May Department Stores Co.                          326
                   80          McDonald's Corp.                                 2,050
                    5          Nordstrom, Inc.                                    173
                   12    @     Office Depot, Inc.                                 190
                   11          RadioShack Corp.                                   343
                   10          Sears Roebuck And Co.                              552
                   30    @     Staples, Inc.                                      815
                   15    @     Starbucks Corp.                                    481
                   --          Target Corp.                                        --
                    5          Tiffany & Co.                                      227
                    8          TJX Cos., Inc.                                     181
                    8    @     Toys R US, Inc.                                     94
                  165          Wal-Mart Stores, Inc.                            9,181
                   51          Walgreen Co.                                     1,877
                    5          Wendy's Intl., Inc.                                194
                   11    @     Yum! Brands, Inc.                                  379
                                                                          -----------
                                                                               29,636
                                                                          -----------
                               SAVINGS AND LOANS: 0.0%
                    6          Golden West Financial Corp.                        605
                   35          Washington Mutual, Inc.                          1,604
                                                                          -----------
                                                                                2,209
                                                                          -----------
                               SEMICONDUCTORS: 0.0%
                   19    @     Altera Corp.                                       481
                   15          Analog Devices, Inc.                               746
                   82    @     Applied Materials, Inc.                          1,993
                   17    @     Applied Micro Circuits Corp.                       110
                   10    @     Broadcom Corp.                                     364
                  401          Intel Corp.                                     13,404
                    3    @     Kla-Tencor Corp.                                   176
                   12          Linear Technology Corp.                            518
                   15    @     LSI Logic Corp.                                    141
                   19          Maxim Integrated Products                          990
                    7    @     National Semiconductor Corp.                       313
                    5    @     Novellus Systems, Inc.                             219
                    5    @     Nvidia Corp.                                       106
                    5    @     Qlogic Corp.                                       284
                    7    @     Teradyne, Inc.                                     176
                   62          Texas Instruments, Inc.                          1,845
                   12    @     Xilinx, Inc.                                       451
                                                                          -----------
                                                                               22,317
                                                                          -----------
                               SOFTWARE: 0.0%
                   11          Adobe Systems, Inc.                                455
                   22          Automatic Data Processing                          841
                   12    @     BMC Software, Inc.                                 200
                    9    @     Citrix Systems, Inc.                               216
                   22          Computer Associates Intl., Inc.                    513
                   19    @     Compuware Corp.                                    109
                   12    @     Electronic Arts, Inc.                              531
                   11          First Data Corp.                                   416

                 See Accompanying Notes to Financial Statements

ING
CLASSIC
PRINCIPAL
PROTECTION
FUND IV

    PORTFOLIO OF INVESTMENTS as of November 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                                                Value
--------------------------------------------------------------------------------------
                               SOFTWARE (CONTINUED)
                    8    @     Fiserv, Inc.                               $       300
                   15          IMS Health, Inc.                                   345
                    8    @     Intuit, Inc.                                       402
                    3    @     Mercury Interactive Corp.                          140
                  529          Microsoft Corp.                                 13,595
                   12    @     Novell, Inc.                                       114
                  189    @     Oracle Corp.                                     2,270
                   13    @     Peoplesoft, Inc.                                   275
                   32    @     Siebel Systems, Inc.                               422
                                                                          -----------
                                                                               21,144
                                                                          -----------
                               TELECOMMUNICATIONS: 0.0%
                   11          Alltel Corp.                                       500
                   29          AT&T Corp.                                         575
                  102    @     AT&T Wireless Services, Inc.                       765
                   29    @     Avaya, Inc.                                        394
                   70          Bellsouth Corp.                                  1,822
                    5          CenturyTel, Inc.                                   164
                   20    @     Ciena Corp.                                        142
                  256    @     Cisco Systems, Inc.                              5,802
                   10    @     Comverse Technology, Inc.                          192
                   49    @     Corning, Inc.                                      562
                   21    @     JDS Uniphase Corp.                                  72
                  146    @     Lucent Technologies, Inc.                          467
                   83          Motorola, Inc.                                   1,165
                   71    @     Nextel Communications, Inc.                      1,798
                   28          Qualcomm, Inc.                                   1,247
                  122          SBC Communications, Inc.                         2,840
                   10          Scientific-Atlanta, Inc.                           289
                   45          Sprint Corp.-FON Group                             675
                   16    @     Sprint Corp.-PCS Group                              73
                   15    @     Tellabs, Inc.                                      120
                  104          Verizon Communications, Inc.                     3,408
                                                                          -----------
                                                                               23,072
                                                                          -----------
                               TOYS/GAMES/HOBBIES: 0.0%
                   10          Hasbro, Inc.                                       221
                   30          Mattel, Inc.                                       607
                                                                          -----------
                                                                                  828
                                                                          -----------
                               TRANSPORTATION: 0.0%
                   13          Burlington Northern Santa Fe Corp.                 387
                   11          FedEx Corp.                                        800
                    5          Norfolk Southern Corp.                             107
                    4          Union Pacific Corp.                                255
                   42          United Parcel Service, Inc.                      3,056
                    3          Ryder System, Inc.                                  94
                                                                          -----------
                                                                                4,699
                                                                          -----------
                               Total Common Stock
                                (Cost $317,536)                               377,132
                                                                          -----------
      Principal
       Amount                                                                Value
--------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS: 99.2%
                        U.S. TREASURY -- STRIP: 99.2%
     $     47,787,000   1.86, due 08/15/05                                $46,301,637
                                                                          -----------
                        Total U.S. Treasury Obligations
                          (Cost $42,894,763)                               46,301,637
                                                                          -----------
                        Total Long-Term Investments
                          (Cost $43,212,299)                               46,678,769
                                                                          -----------
SHORT-TERM INVESTMENTS: 0.5%
                        REPURCHASE AGREEMENT: 0.5%
              235,000   Morgan Stanley Repurchase Agreement dated
                        11/28/2003, 1.030%, due 12/01/2003, $235,020 to
                        be received upon repurchase (Collateralized by
                        $245,000 Federal Home Loan Mortgage Corporation,
                        3.350% Market Value $246,356 due 04/01/02)
                                                                              235,000
                                                                          -----------
                        Total Short-term Investments
                          (Cost $235,000)                                     235,000
                                                                          -----------

                           TOTAL INVESTMENTS IN SECURITIES           100.5%  $46,913,769
                            (COST $43,447,299)*
                           OTHER ASSETS AND LIABILITIES-NET           (0.5)     (211,319)
                                                                    -------  -----------
                           NET ASSETS                                100.0%  $46,702,450
                                                                    =======  ===========

 @    Non-income producing security
 @@   Foreign Issuer
 *    Cost for federal income tax purposes is the same as for
      financial statement purposes. Net unrealized appreciation
      consists of:

                        Gross Unrealized Appreciation                             $3,468,395
                        Gross Unrealized Depreciation                                 (1,925)
                                                                                  ----------
                        Net Unrealized Appreciation                               $3,466,470
                                                                                  ==========

                 See Accompanying Notes to Financial Statements

ING
INDEX
PLUS
PROTECTION
FUND

          PORTFOLIO OF INVESTMENTS as of November 30, 2003 (Unaudited)
--------------------------------------------------------------------------------


       Shares                                                                   Value
-----------------------------------------------------------------------------------------
COMMON STOCK: 2.1%
                               ADVERTISING: 0.0%
                   40    @     Interpublic Group of Cos., Inc.               $       570
                   17          Omnicom Group                                       1,354
                                                                             -----------
                                                                                   1,924
                                                                             -----------
                               AEROSPACE/DEFENSE: 0.0%
                   70          Boeing Co.                                          2,687
                   17          General Dynamics Corp.                              1,375
                   10          Goodrich Corp.                                        275
                   43          Lockheed Martin Corp.                               1,975
                   10          Rockwell Collins, Inc.                                269
                   40          United Technologies Corp.                           3,429
                                                                             -----------
                                                                                  10,010
                                                                             -----------
                               AGRICULTURE: 0.0%
                  170          Altria Group, Inc.                                  8,840
                   30          Monsanto Co.                                          814
                                                                             -----------
                                                                                   9,654
                                                                             -----------
                               AIRLINES: 0.0%
                   10          Delta Air Lines, Inc.                                 125
                   70          Southwest Airlines Co.                              1,259
                                                                             -----------
                                                                                   1,384
                                                                             -----------
                               APPAREL: 0.0%
                   17          Jones Apparel Group, Inc.                             587
                    5          Liz Claiborne, Inc.                                   175
                   33          Nike, Inc.                                          2,219
                    5          Reebok Intl. Ltd.                                     201
                                                                             -----------
                                                                                   3,182
                                                                             -----------
                               AUTO MANUFACTURERS: 0.0%
                  250          Ford Motor Co.                                      3,300
                   60          General Motors Corp.                                2,567
                   11    @     Paccar, Inc.                                          882
                                                                             -----------
                                                                                   6,749
                                                                             -----------
                               AUTO PARTS & EQUIPMENT: 0.0%
                   10          Cooper Tire & Rubber Co.                              200
                   70          Delphi Corp.                                          615
                    7          Johnson Controls, Inc.                                766
                                                                             -----------
                                                                                   1,581
                                                                             -----------
                               BANKS: 0.2%
                   30          Amsouth Bancorp                                       720
                  124          Bank of America Corp.                               9,352
                   60          Bank of New York Co., Inc.                          1,841
                   94          Bank One Corp.                                      4,076
                   40          BB&T Corp.                                          1,574
                   20          Charter One Financial, Inc.                           664
                   10          Comerica, Inc.                                        522
                   10          First Tennessee National Corp.                        446
                   90          FleetBoston Financial Corp.                         3,654
                   18          Huntington Bancshares, Inc.                           396
                   30          Keycorp                                               834
                   20          Marshall & Ilsley Corp.                               742
                   34          Mellon Financial Corp.                                979
                   52          National City Corp.                                 1,745
                   10          North Fork Bancorporation, Inc.                       399
                   20          Northern Trust Corp.                                  897
                   25          PNC Financial Services Group, Inc.                  1,359
                   19          Regions Financial Corp.                               705
                   40          SouthTrust Corp.                                    1,286
                   30          State Street Corp.                                  1,529

       Shares                                                                   Value
-----------------------------------------------------------------------------------------
                   25          SunTrust Banks, Inc.                          $     1,776
                   20          Union Planters Corp.                                  690
                  157          US Bancorp                                          4,350
                  189          Wachovia Corp.                                      8,647
                   60          Wells Fargo & Co.                                   3,440
                   10          Zions Bancorporation                                  617
                                                                             -----------
                                                                                  53,240
                                                                             -----------
                               BEVERAGES: 0.1%
                   70          Anheuser-Busch Cos., Inc.                           3,627
                    6          Brown-Forman Corp.                                    550
                  210          Coca-Cola Co.                                       9,765
                   17          Coca-Cola Enterprises, Inc.                           351
                   20          Pepsi Bottling Group, Inc.                            462
                  190          PepsiCo, Inc.                                       9,143
                                                                             -----------
                                                                                  23,898
                                                                             -----------
                               BIOTECHNOLOGY: 0.0%
                  114    @     Amgen, Inc.                                         6,556
                   14    @     Biogen IDEC, Inc.                                     527
                   20    @     Chiron Corp.                                        1,072
                   20    @     Genzyme Corp.                                         935
                   20    @     Medimmune, Inc.                                       476
                                                                             -----------
                                                                                   9,566
                                                                             -----------
                               BUILDING MATERIALS: 0.0%
                    7    @     American Standard Cos., Inc.                          698
                   35          Masco Corp.                                           952
                    8          Vulcan Materials Co.                                  356
                                                                             -----------
                                                                                   2,006
                                                                             -----------
                               CHEMICALS: 0.0%
                   20          Air Products & Chemicals, Inc.                        959
                   10          Ashland, Inc.                                         397
                   78          Dow Chemical Co.                                    2,929
                   85          Du Pont EI de Nemours & Co.                         3,525
                   20          Ecolab, Inc.                                          524
                   22          Engelhard Corp.                                       656
                   10    @     Hercules, Inc.                                        100
                   10          International Flavors & Fragrances, Inc.              325
                   15          PPG Industries, Inc.                                  877
                   14          Praxair, Inc.                                       1,005
                   20          Rohm & Haas Co.                                       803
                   10          Sherwin-Williams Co.                                  324
                    6          Sigma-Aldrich Corp.                                   321
                                                                             -----------
                                                                                  12,745
                                                                             -----------
                               COMMERCIAL SERVICES: 0.0%
                   16    @     Apollo Group, Inc.                                  1,104
                  140    @     Cendant Corp.                                       3,102
                   40    @     Concord EFS, Inc.                                     460
                   10    @     Convergys Corp.                                       153
                    4          Deluxe Corp.                                          165
                   10          Equifax, Inc.                                         236
                   19          H&R Block, Inc.                                     1,032
                   20          McKesson Corp.                                        584
                   10          Moody's Corp.                                         573
                   39          Paychex, Inc.                                       1,500
                   16    @     Robert Half Intl., Inc.                               356
                   10          RR Donnelley & Sons Co.                               281
                                                                             -----------
                                                                                   9,546
                                                                             -----------
                               COMPUTERS: 0.1%
                   40    @     Apple Computer, Inc.                                  837
                    5    @     Computer Sciences Corp.                               207
                  282    @     Dell, Inc.                                          9,729

                 See Accompanying Notes to Financial Statements

ING
INDEX
PLUS
PROTECTION
FUND

    PORTFOLIO OF INVESTMENTS as of November 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                                                   Value
-----------------------------------------------------------------------------------------
                               COMPUTERS (CONTINUED)
                   40          Electronic Data Systems Corp.                 $       865
                  294    @     EMC Corp.                                           4,040
                   30    @     Gateway, Inc.                                         134
                  250          Hewlett-Packard Co.                                 5,423
                  142          International Business Machines Corp.              12,856
                   18    @     Lexmark Intl., Inc.                                 1,393
                   10    @     NCR Corp.                                             349
                   50    @     Network Appliance, Inc.                             1,156
                  260    @     Sun Microsystems, Inc.                              1,110
                   20    @     Sungard Data Systems, Inc.                            540
                   20    @     Unisys Corp.                                          326
                   60    @     Veritas Software Corp.                              2,281
                                                                             -----------
                                                                                  41,246
                                                                             -----------
                               COSMETICS/PERSONAL CARE: 0.1%
                    4          Alberto-Culver Co.                                    244
                   20          Avon Products, Inc.                                 1,370
                   43          Colgate-Palmolive Co.                               2,258
                  115          Gillette Co.                                        3,879
                   40          Kimberly-Clark Corp.                                2,169
                  148          Procter & Gamble Co.                               14,243
                                                                             -----------
                                                                                  24,163
                                                                             -----------
                               DISTRIBUTION/WHOLESALE: 0.0%
                   10          WW Grainger, Inc.                                     463
                                                                             -----------
                                                                                     463
                                                                             -----------
                               DIVERSIFIED FINANCIAL SERVICES: 0.3%
                  107          American Express Co.                                4,891
                   14          Bear Stearns Cos., Inc.                             1,014
                   25          Capital One Financial Corp.                         1,493
                  114          Charles Schwab Corp.                                1,322
                  435          Citigroup, Inc.                                    20,462
                   15          Countrywide Financial Corp.                         1,584
                   79          Fannie Mae                                          5,530
                   10          Federated Investors, Inc.                             288
                   19          Franklin Resources, Inc.                              909
                   56          Freddie Mac                                         3,048
                   40          Goldman Sachs Group, Inc.                           3,843
                  292          JP Morgan Chase & Co.                              10,325
                   43          Lehman Brothers Holdings, Inc.                      3,105
                  140          MBNA Corp.                                          3,433
                  136          Merrill Lynch & Co., Inc.                           7,718
                  118          Morgan Stanley                                      6,523
                   30    @     Providian Financial Corp.                             339
                   39          SLM Corp.                                           1,448
                    9          T Rowe Price Group, Inc.                              378
                                                                             -----------
                                                                                  77,653
                                                                             -----------
                               ELECTRIC: 0.0%
                   50    @     AES Corp.                                             444
                   14          Ameren Corp.                                          618
                   39          American Electric Power Co., Inc.                   1,080
                   42          Centerpoint Energy, Inc.                              407
                   20          Cinergy Corp.                                         731
                   10          Consolidated Edison, Inc.                             403
                   24          Constellation Energy Group, Inc.                      903
                   17          Dominion Resources, Inc.                            1,025
                   31          Duke Energy Corp.                                     559
                   47    @     Edison Intl.                                          960
                   18          Entergy Corp.                                         951
                   44          Exelon Corp.                                        2,719
                   10          FirstEnergy Corp.                                     347
                   15          FPL Group, Inc.                                       953

       Shares                                                                   Value
-----------------------------------------------------------------------------------------
                   30          NiSource, Inc.                                $       623
                   40    @     PG&E Corp.                                          1,005
                   10          Pinnacle West Capital Corp.                           394
                   12          PPL Corp.                                             491
                   10          Progress Energy, Inc.                                 438
                   18          Public Service Enterprise Group, Inc.                 738
                   60          Southern Co.                                        1,756
                   35          TXU Corp.                                             775
                   30          Xcel Energy, Inc.                                     501
                                                                             -----------
                                                                                  18,821
                                                                             -----------
                               ELECTRICAL COMPONENTS & EQUIPMENT: 0.0%
                   14          American Power Conversion                             306
                   34          Emerson Electric Co.                                2,076
                   20          Molex, Inc.                                           643
                                                                             -----------
                                                                                   3,025
                                                                             -----------
                               ELECTRONICS: 0.0%
                   40    @     Agilent Technologies, Inc.                          1,131
                   20          Applera Corp. -- Applied Biosystems Group             429
                   20    @     Jabil Circuit, Inc.                                   550
                   10          Parker Hannifin Corp.                                 550
                   10          Perkinelmer, Inc.                                     169
                   70    @     Sanmina-SCI Corp.                                     853
                   70    @     Solectron Corp.                                       410
                    7          Symbol Technologies, Inc.                              98
                   10          Tektronix, Inc.                                       276
                   10    @     Thermo Electron Corp.                                 239
                                                                             -----------
                                                                                   4,705
                                                                             -----------
                               ENTERTAINMENT: 0.0%
                   30          International Game Technology                       1,041
                                                                             -----------
                                                                                   1,041
                                                                             -----------
                               ENVIRONMENTAL CONTROL: 0.0%
                   20    @     Allied Waste Industries, Inc.                         249
                   50          Waste Management, Inc.                              1,471
                                                                             -----------
                                                                                   1,720
                                                                             -----------
                               FOOD: 0.0%
                   10          Albertson's, Inc.                                     213
                   52          Archer-Daniels-Midland Co.                            743
                   30          Campbell Soup Co.                                     768
                   40          Conagra Foods, Inc.                                   980
                   30          General Mills, Inc.                                 1,350
                   10          Hershey Foods Corp.                                   777
                   40          HJ Heinz Co.                                        1,444
                   34          Kellogg Co.                                         1,216
                   60    @     Kroger Co.                                          1,132
                   10          McCormick & Co., Inc.                                 287
                   40    @     Safeway, Inc.                                         830
                   70          Sara Lee Corp.                                      1,439
                   15          Supervalu, Inc.                                       387
                   52          Sysco Corp.                                         1,889
                   10          Winn-Dixie Stores, Inc.                                90
                   18          WM Wrigley Jr Co.                                     992
                                                                             -----------
                                                                                  14,537
                                                                             -----------
                               FOREST PRODUCTS & PAPER: 0.0%
                   10          Boise Cascade Corp.                                   295
                   20          Georgia-Pacific Corp.                                 546
                   39          International Paper Co.                             1,451
                   10    @     Louisiana-Pacific Corp.                               181
                   10          MeadWestvaco Corp.                                    255

                 See Accompanying Notes to Financial Statements

ING
INDEX
PLUS
PROTECTION
FUND

    PORTFOLIO OF INVESTMENTS as of November 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                                                   Value
-----------------------------------------------------------------------------------------
                               FOREST PRODUCTS & PAPER (CONTINUED)
                   10          Plum Creek Timber Co., Inc.                   $       266
                   20          Weyerhaeuser Co.                                    1,140
                                                                             -----------
                                                                                   4,134
                                                                             -----------
                               GAS: 0.0%
                   10          KeySpan Corp.                                         352
                    5          Peoples Energy Corp.                                  201
                   17          Sempra Energy                                         482
                                                                             -----------
                                                                                   1,035
                                                                             -----------
                               HAND/MACHINE TOOLS: 0.0%
                   10          Black & Decker Corp.                                  464
                   10          Snap-On, Inc.                                         300
                   10          Stanley Works                                         327
                                                                             -----------
                                                                                   1,091
                                                                             -----------
                               HEALTHCARE -- PRODUCTS: 0.1%
                   50          Baxter Intl., Inc.                                  1,391
                   20          Becton Dickinson & Co.                                801
                   20          Biomet, Inc.                                          715
                  116    @     Boston Scientific Corp.                             4,163
                    6          CR Bard, Inc.                                         454
                   32          Guidant Corp.                                       1,817
                  100          Johnson & Johnson                                   4,928
                  109          Medtronic, Inc.                                     4,927
                   15    @     St. Jude Medical, Inc.                                950
                   16          Stryker Corp.                                       1,296
                   16    @     Zimmer Holdings, Inc.                               1,055
                                                                             -----------
                                                                                  22,497
                                                                             -----------
                               HEALTHCARE -- SERVICES: 0.0%
                   13          Aetna, Inc.                                           837
                   20    @     Anthem, Inc.                                        1,442
                   30    @     Humana, Inc.                                          670
                   10          Manor Care, Inc.                                      353
                   20    @     Tenet Healthcare Corp.                                292
                   66          UnitedHealth Group, Inc.                            3,558
                   22    @     WellPoint Health Networks                           2,057
                                                                             -----------
                                                                                   9,209
                                                                             -----------
                               HOME BUILDERS: 0.0%
                    7          KB Home                                               482
                    5          Pulte Homes, Inc.                                     478
                                                                             -----------
                                                                                     960
                                                                             -----------
                               HOME FURNISHINGS: 0.0%
                   20          Leggett & Platt, Inc.                                 406
                    5          Whirlpool Corp.                                       342
                                                                             -----------
                                                                                     748
                                                                             -----------
                               HOUSEHOLD PRODUCTS/WARES: 0.0%
                   18          Clorox Co.                                            845
                   13          Fortune Brands, Inc.                                  888
                                                                             -----------
                                                                                   1,733
                                                                             -----------
                               INSURANCE: 0.1%
                   27    @@    ACE Ltd.                                              984
                   39          Aflac, Inc.                                         1,403
                   57          Allstate Corp.                                      2,302
                   10          Ambac Financial Group, Inc.                           688
                  220          American Intl. Group                               12,750
                   30          AON Corp.                                             658
                   25          Chubb Corp.                                         1,636

       Shares                                                                   Value
-----------------------------------------------------------------------------------------
                   20          Cigna Corp.                                   $     1,073
                   10          Cincinnati Financial Corp.                            405
                   20          Hartford Financial Services Group, Inc.             1,100
                   10          Jefferson-Pilot Corp.                                 485
                   23          John Hancock Financial Services, Inc.                 845
                   20          Lincoln National Corp.                                784
                   44          Marsh & McLennan Cos., Inc.                         1,955
                   10          MBIA, Inc.                                            581
                   67          Metlife, Inc.                                       2,190
                   10          MGIC Investment Corp.                                 530
                   42          Principal Financial Group                           1,391
                   24          Progressive Corp.                                   1,874
                   60          Prudential Financial, Inc.                          2,347
                   10          Safeco Corp.                                          374
                   20          St. Paul Cos.                                         742
                   10          Torchmark Corp.                                       441
                   90          Travelers Property Casualty Corp.                   1,404
                   11    @@    XL Capital Ltd.                                       827
                                                                             -----------
                                                                                  39,769
                                                                             -----------
                               INTERNET: 0.0%
                   52    @     eBay, Inc.                                          2,904
                   10    @     Monster Worldwide, Inc.                               241
                   40    @     Symantec Corp.                                      1,313
                   20    @     Yahoo, Inc.                                           860
                                                                             -----------
                                                                                   5,318
                                                                             -----------
                               LEISURE TIME: 0.0%
                   10          Brunswick Corp.                                       301
                   25          Harley-Davidson, Inc.                               1,179
                                                                             -----------
                                                                                   1,480
                                                                             -----------
                               LODGING: 0.0%
                   10          Harrah's Entertainment, Inc.                          479
                   33          Hilton Hotels Corp.                                   540
                   19          Marriott Intl., Inc.                                  871
                   20          Starwood Hotels & Resorts Worldwide, Inc.             689
                                                                             -----------
                                                                                   2,579
                                                                             -----------
                               MACHINERY -- CONSTRUCTION & MINING: 0.0%
                   27          Caterpillar, Inc.                                   2,053
                                                                             -----------
                                                                                   2,053
                                                                             -----------
                               MACHINERY -- DIVERSIFIED: 0.0%
                   30          Deere & Co.                                         1,837
                   16          Dover Corp.                                           614
                   30          Rockwell Automation, Inc.                             998
                                                                             -----------
                                                                                   3,449
                                                                             -----------
                               MEDIA: 0.1%
                   19          Clear Channel Communications, Inc.                    794
                  185    @     Comcast Corp.                                       5,805
                   10          Dow Jones & Co., Inc.                                 496
                   13          Gannett Co., Inc.                                   1,126
                    7          Knight-Ridder, Inc.                                   521
                   17          McGraw-Hill Cos., Inc.                              1,165
                    6          Meredith Corp.                                        287
                   14          New York Times Co.                                    643
                  378    @     Time Warner, Inc.                                   6,153
                   26          Tribune Co.                                         1,270
                   59          Viacom, Inc.                                        2,320
                  167          Walt Disney Co.                                     3,856
                                                                             -----------
                                                                                  24,436
                                                                             -----------

                 See Accompanying Notes to Financial Statements

ING
INDEX
PLUS
PROTECTION
FUND

    PORTFOLIO OF INVESTMENTS as of November 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                                                   Value
-----------------------------------------------------------------------------------------
                               MINING: 0.0%
                   69          Alcoa, Inc.                                   $     2,264
                   10          Freeport-McMoRan Copper & Gold, Inc.                  435
                   32          Newmont Mining Corp.                                1,540
                   10    @     Phelps Dodge Corp.                                    637
                                                                             -----------
                                                                                   4,876
                                                                             -----------
                               MISCELLANEOUS MANUFACTURING: 0.1%
                  114          3M Co.                                              9,011
                   10          Cooper Industries Ltd.                                537
                   10          Crane Co.                                             291
                   20          Danaher Corp.                                       1,664
                   10          Eastman Kodak Co.                                     244
                    7          Eaton Corp.                                           721
                  844          General Electric Co.                               24,196
                   28          Honeywell Intl., Inc.                                 831
                   25          Illinois Tool Works, Inc.                           1,953
                   15    @@    Ingersoll-Rand Co.                                    935
                   10          ITT Industries, Inc.                                  659
                   10          Pall Corp.                                            256
                   10          Textron, Inc.                                         498
                  169    @@    Tyco Intl. Ltd.                                     3,879
                                                                             -----------
                                                                                  45,675
                                                                             -----------
                               OFFICE/BUSINESS EQUIPMENT: 0.0%
                   30          Pitney Bowes, Inc.                                  1,192
                   70    @     Xerox Corp.                                           853
                                                                             -----------
                                                                                   2,045
                                                                             -----------
                               OIL AND GAS: 0.1%
                    8          Amerada Hess Corp.                                    379
                   24          Anadarko Petroleum Corp.                            1,078
                    4          Apache Corp.                                          287
                   17          Burlington Resources, Inc.                            853
                   87          ChevronTexaco Corp.                                 6,534
                   95          ConocoPhillips                                      5,390
                   19          Devon Energy Corp.                                    938
                   14          EOG Resources, Inc.                                   587
                  558          Exxon Mobil Corp.                                  20,183
                    8          Kerr-McGee Corp.                                      336
                   31          Marathon Oil Corp.                                    918
                   13   @,@@   Nabors Industries Ltd.                                483
                   14    @     Noble Corp.                                           484
                   41          Occidental Petroleum Corp.                          1,504
                   10          Sunoco, Inc.                                          480
                   25    @     Transocean, Inc.                                      485
                   19          Unocal Corp.                                          604
                                                                             -----------
                                                                                  41,523
                                                                             -----------
                               OIL AND GAS SERVICES: 0.0%
                   17    @     BJ Services Co.                                       542
                   36          Halliburton Co.                                       841
                                                                             -----------
                                                                                   1,383
                                                                             -----------
                               PACKAGING AND CONTAINERS: 0.0%
                    7          Ball Corp.                                            391
                    5          Bemis Co.                                             228
                   10    @     Pactiv Corp.                                          224
                    6    @     Sealed Air Corp.                                      317
                                                                             -----------
                                                                                   1,160
                                                                             -----------
                               PHARMACEUTICALS: 0.2%
                  137          Abbott Laboratories                                 6,055
                   10          Allergan, Inc.                                        747
                   62          Bristol-Myers Squibb Co.                            1,634
                  100          Eli Lilly & Co.                                     6,856
                   29    @     Forest Laboratories, Inc.                           1,585

       Shares                                                                   Value
-----------------------------------------------------------------------------------------
                   30    @     King Pharmaceuticals, Inc.                    $       387
                   20    @     Medco Health Solutions, Inc.                          729
                  192          Merck & Co., Inc.                                   7,795
                  667          Pfizer, Inc.                                       22,379
                   10    @     Watson Pharmaceuticals, Inc.                          471
                  116          Wyeth                                               4,570
                                                                             -----------
                                                                                  53,208
                                                                             -----------
                               PIPELINES: 0.0%
                   10          Kinder Morgan, Inc.                                   545
                   60          Williams Cos., Inc.                                   563
                                                                             -----------
                                                                                   1,108
                                                                             -----------
                               REITS: 0.0%
                   34          Equity Office Properties Trust                        942
                   22          Equity Residential                                    646
                   15          Simon Property Group, Inc.                            712
                                                                             -----------
                                                                                   2,300
                                                                             -----------
                               RETAIL: 0.3%
                   36    @     Autonation, Inc.                                      633
                   35    @     Bed Bath & Beyond, Inc.                             1,478
                   50          Best Buy Co., Inc.                                  3,100
                   10    @     Big Lots, Inc.                                        147
                   37    @     Costco Wholesale Corp.                              1,325
                   50          CVS Corp.                                           1,873
                   15          Darden Restaurants, Inc.                              311
                   40          Dollar General Corp.                                  845
                   20          Family Dollar Stores                                  772
                   26          Federated Department Stores                         1,276
                  130          Gap, Inc.                                           2,795
                  263          Home Depot, Inc.                                    9,668
                   28          JC Penney Co., Inc.                                   697
                   40          Limited Brands                                        717
                   64          Lowe's Cos., Inc.                                   3,731
                   20          May Department Stores Co.                             593
                  180          McDonald's Corp.                                    4,613
                   10          Nordstrom, Inc.                                       345
                   40    @     Office Depot, Inc.                                    634
                   20          RadioShack Corp.                                      623
                   20          Sears Roebuck and Co.                               1,103
                   70    @     Staples, Inc.                                       1,901
                   30    @     Starbucks Corp.                                       962
                   --          Target Corp.                                           --
                   10          Tiffany & Co.                                         454
                   15          TJX Cos., Inc.                                        339
                   18    @     Toys R US, Inc.                                       211
                  363          Wal-Mart Stores, Inc.                              20,196
                  120          Walgreen Co.                                        4,417
                   10          Wendy's Intl., Inc.                                   388
                   26    @     Yum! Brands, Inc.                                     897
                                                                             -----------
                                                                                  67,044
                                                                             -----------
                               SAVINGS AND LOANS: 0.0%
                   13          Golden West Financial Corp.                         1,312
                   72          Washington Mutual, Inc.                             3,298
                                                                             -----------
                                                                                   4,610
                                                                             -----------
                               SEMICONDUCTORS: 0.1%
                   10    @     Advanced Micro Devices, Inc.                          180
                   40    @     Altera Corp.                                        1,013
                   30          Analog Devices, Inc.                                1,493
                  184    @     Applied Materials, Inc.                             4,471
                   39    @     Applied Micro Circuits Corp.                          252
                   20    @     Broadcom Corp.                                        729

                 See Accompanying Notes to Financial Statements

ING
INDEX
PLUS
PROTECTION
FUND

    PORTFOLIO OF INVESTMENTS as of November 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                                                   Value
-----------------------------------------------------------------------------------------
                               SEMICONDUCTORS (CONTINUED)
                  895          Intel Corp.                                   $    29,920
                    6    @     Kla-Tencor Corp.                                      352
                   30          Linear Technology Corp.                             1,294
                   40    @     LSI Logic Corp.                                       375
                   40          Maxim Integrated Products                           2,083
                   10    @     National Semiconductor Corp.                          447
                   10    @     Novellus Systems, Inc.                                438
                   20    @     Nvidia Corp.                                          423
                   10    @     Qlogic Corp.                                          568
                   20    @     Teradyne, Inc.                                        503
                  140          Texas Instruments, Inc.                             4,166
                   30    @     Xilinx, Inc.                                        1,128
                                                                             -----------
                                                                                  49,835
                                                                             -----------
                               SOFTWARE: 0.1%
                   30          Adobe Systems, Inc.                                 1,240
                   10          Autodesk, Inc.                                        232
                   50          Automatic Data Processing                           1,912
                   30    @     BMC Software, Inc.                                    499
                   20    @     Citrix Systems, Inc.                                  480
                   46          Computer Associates Intl., Inc.                     1,072
                   42    @     Compuware Corp.                                       240
                   24    @     Electronic Arts, Inc.                               1,062
                   20          First Data Corp.                                      757
                   15    @     Fiserv, Inc.                                          563
                   40          IMS Health, Inc.                                      921
                   17    @     Intuit, Inc.                                          855
                   10    @     Mercury Interactive Corp.                             468
                1,183          Microsoft Corp.                                    30,402
                   50    @     Novell, Inc.                                          475
                  420    @     Oracle Corp.                                        5,044
                   30    @     Peoplesoft, Inc.                                      635
                   69    @     Siebel Systems, Inc.                                  909
                                                                             -----------
                                                                                  47,766
                                                                             -----------
                               TELECOMMUNICATIONS: 0.1%
                   25          Alltel Corp.                                        1,135
                   71          AT&T Corp.                                          1,408
                  213    @     AT&T Wireless Services, Inc.                        1,598
                   50    @     Avaya, Inc.                                           680
                  158          Bellsouth Corp.                                     4,113
                   20          CenturyTel, Inc.                                      654
                   20    @     Ciena Corp.                                           142
                  570    @     Cisco Systems, Inc.                                12,915
                   30    @     Comverse Technology, Inc.                             577
                   96    @     Corning, Inc.                                       1,100
                   50    @     JDS Uniphase Corp.                                    172
                  340    @     Lucent Technologies, Inc.                           1,088
                  180          Motorola, Inc.                                      2,527
                  159    @     Nextel Communications, Inc.                         4,027
                   63          Qualcomm, Inc.                                      2,807
                  273          SBC Communications, Inc.                            6,355
                   20          Scientific-Atlanta, Inc.                              578
                  101          Sprint Corp.-FON Group                              1,514
                   30    @     Sprint Corp.-PCS Group                                138
                   40    @     Tellabs, Inc.                                         320
                  232          Verizon Communications, Inc.                        7,603
                                                                             -----------
                                                                                  51,451
                                                                             -----------
                               TOYS/GAMES/HOBBIES: 0.0%
                   20          Hasbro, Inc.                                          442
                   61          Mattel, Inc.                                        1,235
                                                                             -----------
                                                                                   1,677
                                                                             -----------

       Shares                                                                   Value
-----------------------------------------------------------------------------------------
                               TRANSPORTATION: 0.0%
                   30          Burlington Northern Santa Fe Corp.            $       893
                   21          FedEx Corp.                                         1,527
                   10          Norfolk Southern Corp.                                214
                   10          Union Pacific Corp.                                   637
                   93          United Parcel Service, Inc.                         6,767
                   10          Ryder System, Inc.                                    312
                                                                             -----------
                                                                                  10,350
                                                                             -----------
                               Total Common Stock
                                (Cost $679,003)                                  839,361
                                                                             -----------
      Principal
       Amount                                                                   Value
-----------------------------------------------------------------------------------------
BONDS/NOTES: 17.4%
                        SOVEREIGN: 17.4%
     $      7,234,000   Israel Trust, 2.45%, Due 11/15/05                      6,898,921
                                                                             -----------
                        Total Bonds/Notes
                          (Cost $6,679,350)                                    6,898,921
                                                                             -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS: 12.0%
                        FEDERAL NATIONAL MORTGAGE ASSOCIATION: 12.0%
            5,000,000   2.29%, Due 11/15/05                                    4,782,480
                                                                             -----------
                        Total U.S. Government Agency Obligations
                          (Cost $4,559,298)                                    4,782,480
                                                                             -----------
U.S. TREASURY OBLIGATIONS: 68.5%
                        US TREASURY -- STRIP: 68.5%
           28,312,000   2.02%, due 11/15/05                                   27,226,065
                                                                             -----------
                        Total U.S. Treasury Obligations
                          (Cost $26,738,818)                                  27,226,065
                                                                             -----------
                        Total Long-Term Investments
                          (Cost $38,656,469)                                  39,746,827
                                                                             -----------
SHORT-TERM INVESTMENTS: 0.3%
                        REPURCHASE AGREEMENT: 0.3%
              128,000   Morgan Stanley Repurchase Agreement dated
                        11/28/2003, 1.030%, due 12/01/2003, $128,011 to be
                        received upon repurchase (Collateralized by
                        $135,000 Federal Home Loan Mortgage Corporation,
                        5.380% Market Value $138,557 due 07/30/18)
                                                                                 128,000
                                                                             -----------
                        Total Short-Term Investments
                          (Cost $128,000)                                        128,000
                                                                             -----------

                         TOTAL INVESTMENTS IN SECURITIES           100.3%  $39,874,827
                          (COST $38,784,469)*
                         OTHER ASSETS AND LIABILITIES-NET           (0.3)     (133,539)
                                                                  -------  -----------
                         NET ASSETS                                100.0%  $39,741,288
                                                                  =======  ===========

 @    Non-income producing security
 @@   Foreign Issuer
 *    Cost for federal income tax purposes is the same as for
      financial statement purposes. Net unrealized appreciation
      consists of:

                        Gross Unrealized Appreciation                                $1,092,919
                        Gross Unrealized Depreciation                                    (2,561)
                                                                                     ----------
                        Net Unrealized Appreciation                                  $1,090,358
                                                                                     ==========

                 See Accompanying Notes to Financial Statements

                  DIRECTOR AND OFFICER INFORMATION (Unaudited)
--------------------------------------------------------------------------------


The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors. A director who is not an interested person of the Fund, as defined in the 1940 Act, is an independent director ("Independent Director"). The Directors of the Fund are listed below. The Statement of Additional Information includes additional information about directors of the Registrant and is available, without charge, upon request at 1-800-992-0180.

                                                  TERM OF OFFICE
                               POSITION(S) HELD    AND LENGTH OF            PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE          WITH THE COMPANY   TIME SERVED(1)           DURING THE PAST FIVE YEARS
---------------------          ----------------   --------------           --------------------------
NON-INTERESTED DIRECTORS:

Albert E. DePrince, Jr.           Director        June 1998 --      Director, Business and Economic Research
7337 E. Doubletree Ranch Rd.                      present           Center (1999 to present) and Professor
Scottsdale, Arizona 85258                                           of Economics and Finance, Middle
Born: 1941                                                          Tennessee State University (1991 to
                                                                    present).

Maria T. Fighetti                 Director        April 1994 --     Retired, formerly, Associate
7337 E. Doubletree Ranch Rd.                      present           Commissioner, Contract
Scottsdale, Arizona 85258                                           Management -- Health Services for New
Born: 1943                                                          York City Department of Mental Health,
                                                                    Mental Retardation and Alcohol Services
                                                                    (1973 to 2002).

Sidney Koch                       Director        April 1994 --     Financial Adviser and Self-Employed
7337 E. Doubletree Ranch Rd.                      present           (January 1993 to present).
Scottsdale, Arizona 85258
Born: 1935

Corine T. Norgaard                Director        June 1991 --      Dean, Barney School of Business,
7337 E. Doubletree Ranch Rd.                      present           University of Hartford (August 1996 to
Scottsdale, Arizona 85258                                           present).
Born: 1937

Edward T. O'Dell                  Director        June 2002 --      Retired, formerly, Partner/Chairman of
7337 E. Doubletree Ranch Rd.                      present           Financial Service Group, Goodwin Procter
Scottsdale, Arizona 85258                                           LLP (June 1966 to September 2000);
Born: 1935                                                          Chairman, Committee I -- International
                                                                    Bar Association (1995 to 1999).

Joseph E. Obermeyer(2)            Director        January 2003 --   President, Obermeyer & Associates, Inc.
7337 E. Doubletree Ranch Rd.                      present           (November 1999 to present) and Senior
Scottsdale, Arizona 85258                                           Manager, Arthur Andersen LLP (1995 to
Born: 1957                                                          October 1999).

                                NUMBER OF
                               PORTFOLIOS
                                 IN FUND
                                 COMPLEX
                               OVERSEEN BY        OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE           DIRECTOR            HELD BY DIRECTOR
---------------------          -----------        -------------------
NON-INTERESTED DIRECTORS:
Albert E. DePrince, Jr.           54         None
7337 E. Doubletree Ranch Rd.
Scottsdale, Arizona 85258
Born: 1941
Maria T. Fighetti                 54         None
7337 E. Doubletree Ranch Rd.
Scottsdale, Arizona 85258
Born: 1943
Sidney Koch                       54         None
7337 E. Doubletree Ranch Rd.
Scottsdale, Arizona 85258
Born: 1935
Corine T. Norgaard                54         Director/Trustee, Mass Mutual
7337 E. Doubletree Ranch Rd.                 Corporate Investors (April
Scottsdale, Arizona 85258                    1997 -- Present)
Born: 1937
Edward T. O'Dell                  54         None
7337 E. Doubletree Ranch Rd.
Scottsdale, Arizona 85258
Born: 1935
Joseph E. Obermeyer(2)            54         None
7337 E. Doubletree Ranch Rd.
Scottsdale, Arizona 85258
Born: 1957

--------------------------------------------------------------------------------


                                                  TERM OF OFFICE
                               POSITION(S) HELD    AND LENGTH OF            PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE          WITH THE COMPANY   TIME SERVED(1)           DURING THE PAST FIVE YEARS
---------------------          ----------------   --------------           --------------------------
DIRECTORS WHO ARE "INTERESTED
 PERSONS"

J. Scott Fox(3)                   Director        December          President and Chief Executive Officer
Aeltus Investment                                 1997 -- present   (April 2001 to present), Managing
Management, Inc.                                                    Director and Chief Operating Officer
10 State House Square                                               (April 1994 to April 2001), Chief
Hartford, Connecticut                                               Financial Officer (April 1994 to July
Born: 1955                                                          2001), Aeltus Investment Management,
                                                                    Inc.; Executive Vice President (April
                                                                    2001 to present), Director, Chief
                                                                    Operating Officer (February 1995 to
                                                                    present), Chief Financial Officer,
                                                                    Managing Director (February 1995 to
                                                                    April 2001), Aeltus Capital, Inc.

Thomas J. McInerney(4)            Director        March 2002 --     Chief Executive Officer, ING U.S.
7337 E. Doubletree Ranch Rd.                      present           Financial Services (September 2001 to
Scottsdale, Arizona 85258                                           present); General Manager and Chief
Born: 1956                                                          Executive Officer, ING U.S. Worksite
                                                                    Financial Services (December 2000 to
                                                                    present); Member, ING Americas Executive
                                                                    Committee (2001 to present); President,
                                                                    Chief Executive Officer and Director of
                                                                    Northern Life Insurance Company (2001 to
                                                                    present), ING Aeltus Holding Company,
                                                                    Inc. (2000 to present), ING Retail
                                                                    Holding Company (1998 to present).
                                                                    Formerly, ING Life Insurance and Annuity
                                                                    Company (1997 to November 2002), ING
                                                                    Retirement Holdings, Inc. (1997 to March
                                                                    2003); General Manager and Chief
                                                                    Executive Officer, ING Worksite Division
                                                                    (December 2000 to October 2001),
                                                                    President, ING-SCI, Inc. (August 1997 to
                                                                    December 2000); President, Aetna
                                                                    Financial Services (August 1997 to
                                                                    December 2000); and has held a variety
                                                                    of line and corporate staff positions
                                                                    since 1978.

                                NUMBER OF
                               PORTFOLIOS
                                 IN FUND
                                 COMPLEX
                               OVERSEEN BY        OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE           DIRECTOR            HELD BY DIRECTOR
---------------------          -----------        -------------------
DIRECTORS WHO ARE "INTERESTED
 PERSONS"
J. Scott Fox(3)
Aeltus Investment
Management, Inc.
10 State House Square
Hartford, Connecticut
Born: 1955
Thomas J. McInerney(4)            170        Director, Hemisphere, Inc.
7337 E. Doubletree Ranch Rd.                 (May 2003 -- Present).
Scottsdale, Arizona 85258                    Director, Equitable Life
Born: 1956                                   Insurance Co., Golden American
                                             Life Insurance Co., Life
                                             Insurance Company of Georgia,
                                             Midwestern United Life
                                             Insurance Co., ReliaStar Life
                                             Insurance Co., Security Life
                                             of Denver, Security
                                             Connecticut Life Insurance
                                             Co., Southland Life Insurance
                                             Co., USG Annuity and Life
                                             Company, and United Life and
                                             Annuity Insurance Co., Inc.
                                             (March 2001 -- Present);
                                             Trustee, Ameribest Life
                                             Insurance Co., (2001 -- 2003);
                                             Trustee, First Columbine Life
                                             Insurance Co., (2001 -- 2002);
                                             Member of the Board, National
                                             Commission on Retirement
                                             Policy, Competitiveness and
                                             Technology of Connecticut,
                                             Connecticut Business and
                                             Industry Association,
                                             Bushnell; Connecticut Forum;
                                             Metro Hartford Chamber of
                                             Commerce; and is Chairman,
                                             Concerned Citizens for
                                             Effective Government.

---------------

(1) Directors serve until their successors are duly elected and qualified, subject to the Board's retirement policy.

(2) Mr. Obermeyer was elected to the Board on January 1, 2003.

(3) Mr. Fox is an "interested person," as defined under the 1940 Act, because of his relationship with ING Aeltus, an affiliate of ING Investments.

(4) Mr. McInerney is an "interested person," as defined under the 1940 Act, because of his affiliation with ING U.S. Financial Services and ING U.S. Worksite Financial Services, both affiliates of ING Investments.

--------------------------------------------------------------------------------


                                                           TERM OF OFFICE
                                    POSITION(S) HELD        AND LENGTH OF               PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE               WITH THE COMPANY       TIME SERVED(1)              DURING THE PAST FIVE YEARS
---------------------               ----------------       --------------              --------------------------

James M. Hennessy                  President, Chief        February             President and Chief Executive Officer of
7337 E. Doubletree Ranch Rd.       Executive Officer       2002 -- present      ING Capital Corporation, LLC, ING Funds
Scottsdale, Arizona 85258          and Chief                                    Services, LLC, ING Advisors, Inc., ING
Born: 1949                         Operating Officer                            Investments, LLC, Lexington Funds
                                                                                Distributor, Inc., Express America T.C.
                                                                                Inc. and EAMC Liquidation Corp. (since
                                                                                December 2001); Executive Vice President
                                                                                and Chief Operating Officer of ING Funds
                                                                                Distributor, LLC (since June 2000).

Stanley D. Vyner                   Executive Vice          February             Executive Vice President of ING
7337 E. Doubletree Ranch Rd.       President               2002 -- present      Advisors, Inc. and ING Investments, LLC
Scottsdale, Arizona 85258                                                       (July 2000 to present) and Chief
Born: 1950                                                                      Investment Officer of the International
                                                                                Portfolios, ING Investments, LLC (July
                                                                                1996 to present). Formerly, President
                                                                                and Chief Executive Officer of ING
                                                                                Investments, LLC (August 1996 to August
                                                                                2000).

Michael J. Roland                  Executive Vice          April 2002 --        Executive Vice President, Chief
7337 E. Doubletree Ranch Rd.       President and           present              Financial Officer and Treasurer of ING
Scottsdale, Arizona 85258          Assistant               February             Funds Services, LLC, ING Funds
Born: 1958                         Secretary               2002 -- present      Distributor, LLC, ING Advisors, Inc.,
                                   Principal                                    ING Investments, LLC (December 2001 to
                                   Financial Officer                            present), Lexington Funds Distributor,
                                                                                Inc., Express America T.C. Inc. and EAMC
                                                                                Liquidation Corp. (since December 2001).
                                                                                Formerly, Executive Vice President,
                                                                                Chief Financial Officer and Treasurer of
                                                                                ING Quantitative Management, Inc.
                                                                                (December 2001 to October 2002); and
                                                                                Senior Vice President, ING Funds
                                                                                Services, LLC, ING Investments, LLC, and
                                                                                ING Funds Distributor, LLC (June 1998 to
                                                                                December 2001).

Robert S. Naka                     Senior Vice             February             Senior Vice President and Assistant
7337 E. Doubletree Ranch Rd.       President and           2002 -- present      Secretary of ING Funds Services, LLC,
Scottsdale, Arizona 85258          Assistant                                    ING Funds Distributor, LLC, ING
Born: 1963                         Secretary                                    Advisors, Inc., ING Investments, LLC
                                                                                (October 2001 to present) and Lexington
                                                                                Funds Distributor, Inc. (since December
                                                                                2001). Formerly, Senior Vice President
                                                                                and Assistant Secretary for ING
                                                                                Quantitative Management, Inc. (October
                                                                                2001 to October 2002); Vice President,
                                                                                ING Investments, LLC (April 1997 to
                                                                                October 1999), and ING Funds Services,
                                                                                LLC (February 1997 to August 1999).

Kimberly A. Anderson               Senior Vice             December             Vice President and Assistant Secretary
7337 E. Doubletree Ranch Rd.       President               2003 -- present      of ING Funds Services, LLC, ING Funds
Scottsdale, Arizona 85258          Vice President          February             Distributor, LLC, ING Advisors, Inc.,
Born: 1964                         Secretary               2002 --              ING Investments, LLC (since October
                                                           December 2003        2001) and Lexington Funds Distributor,
                                                           February             Inc. (since December 2001). Formerly,
                                                           2002 --              Vice President for ING Quantitative
                                                           September 2003       Management, Inc. (October 2001 to
                                                                                October 2002); Assistant Vice President
                                                                                of ING Funds Services, LLC (November
                                                                                1999 to January 2001) and has held
                                                                                various other positions with ING Funds
                                                                                Services, LLC for more than the last
                                                                                five years.

Robyn L. Ichilov                   Vice President and      February             Vice President of ING Funds Services,
7337 E. Doubletree Ranch Rd.       Treasurer               2002 -- present      LLC (October 2001 to present) and ING
Scottsdale, Arizona 85258                                                       Investments, LLC (August 1997 to
Born: 1967                                                                      present); Accounting Manager, ING
                                                                                Investments, LLC (November 1995 to
                                                                                present).

J. David Greenwald                 Vice President          September            Vice President of Mutual Fund Compliance
7337 E. Doubletree Ranch Rd.                               2003 -- present      of ING Funds Services, LLC (May
Scottsdale, Arizona 85258                                                       2003 -- Present). Formerly Assistant
Born: 1957                                                                      Treasurer and Director of Mutual Fund
                                                                                Compliance and Operations of American
                                                                                Skandia, A Prudential Financial Company
                                                                                (October 1996 -- May 2003).

Lauren D. Bensinger                Vice President          March 2003 --        Vice President and Chief Compliance
7337 E. Doubletree Ranch Rd.                               present              Officer, ING Funds Distributor, LLC.
Scottsdale, Arizona 85258                                                       (July 1995 Present); Vice President
Born: 1957                                                                      (February 1996 -- Present) and Chief
                                                                                Compliance Officer (October
                                                                                2001 -- Present) ING Investments, LLC;
                                                                                Vice President and Chief Compliance
                                                                                Officer, ING Advisors, Inc. (July
                                                                                2000 -- Present), Vice President and
                                                                                Chief Compliance Officer, ING
                                                                                Quantitative Management, Inc. (July
                                                                                2000 -- September 2002), and Vice
                                                                                President, ING Fund Services, LLC (July
                                                                                1995 -- Present).

Theresa Kelety                     Secretary               September            Counsel, ING U.S. Financial Services
7337 E. Doubletree Ranch Rd.                               2003 -- present      (April 2003 -- Present). Formerly,
Scottsdale, Arizona 85258                                                       Senior Associate with Shearman &
Born: 1963                                                                      Sterling (February 2000 -- April 2003)
                                                                                and Associate with Sutherland Asbill &
                                                                                Brennan (1996 -- February 2000).

Todd Modic                         Vice President          September            Vice President of Financial
7337 E. Doubletree Ranch Rd.       Assistant Vice          2003 -- present      Reporting -- Fund Accounting of ING
Scottsdale, Arizona 85258          President               April 2002 --        Funds Services, LLC (September 2002 to
Born: 1967                                                 September 2003       present). Director of Financial
                                                                                Reporting of ING Investments, LLC (
                                                                                March 2001 to September 2002). Formerly,
                                                                                Director of Financial Reporting, Axient
                                                                                Communications, Inc. (May 2000 to
                                                                                January 2001) and Director of Finance,
                                                                                Rural/Metro Corporation (March 1995 to
                                                                                May 2000).

--------------------------------------------------------------------------------


                                                           TERM OF OFFICE
                                    POSITION(S) HELD        AND LENGTH OF               PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE               WITH THE COMPANY       TIME SERVED(1)              DURING THE PAST FIVE YEARS
---------------------               ----------------       --------------              --------------------------
Susan P. Kinens                    Assistant Vice          March 2003 --        Assistant Vice President and Assistant
7337 E. Doubletree Ranch Rd.       President and           present              Secretary, ING Funds Services, LLC
Scottsdale, Arizona 85258          Assistant                                    (December 2002 -- Present); and has held
Born: 1976                         Secretary                                    various other positions with ING Funds
                                                                                Services, LLC for more than the last
                                                                                five years.

Maria M. Anderson                  Assistant Vice          April 2002 --        Assistant Vice President of ING Funds
7337 E. Doubletree Ranch Rd.       President               present              Services, LLC (since October 2001).
Scottsdale, Arizona 85258                                                       Formerly, Manager of Fund Accounting and
Born: 1958                                                                      Fund Compliance, ING Investments, LLC
                                                                                (September 1999 to November 2001); and
                                                                                Section Manager of Fund Accounting,
                                                                                Stein Roe Mutual Funds (July 1998 to
                                                                                August 1999).

Huey P. Falgout                    Assistant               September            Counsel, ING U.S. Financial Services
7337 E. Doubletree Ranch Rd.       Secretary               2003 -- present      (November 2002 -- Present). Formerly,
Scottsdale, Arizona 85258                                                       Associate General Counsel of AIG
Born: 1963                                                                      American General (January
                                                                                1999 -- November 2002) and Associate
                                                                                General Counsel of Van Kampen, Inc.
                                                                                (April 1992 -- January 1999).

---------------

(1) The officers hold office until the next annual meeting of the Trustees and until their successors have been elected and qualified.

ING Funds Distributor, LLC offers the funds listed below. Investors may obtain a copy of a prospectus of any ING Fund by calling ING Funds Distributor, LLC at
(800) 992-0180. Please read the prospectus carefully before investing or sending money.

INTERNATIONAL EQUITY
  ING Emerging Countries Fund
  ING Foreign Fund
  ING International Fund
  ING International Growth Fund
  ING International SmallCap Growth Fund
  ING International Value Fund
  ING Precious Metals Fund
  ING Russia Fund

INTERNATIONAL GLOBAL EQUITY
  ING Global Equity Dividend Fund
  ING Global Real Estate Fund
  ING Worldwide Growth Fund

DOMESTIC EQUITY FUNDS
  ING Disciplined LargeCap Fund
  ING Growth Fund
  ING Growth + Value Fund
  ING Growth Opportunities Fund
  ING LargeCap Growth Fund
  ING MidCap Opportunities Fund
  ING Small Company Fund
  ING SmallCap Opportunities Fund
  ING Technology Fund

DOMESTIC EQUITY INDEX FUNDS
  ING Index Plus LargeCap Fund
  ING Index Plus MidCap Fund
  ING Index Plus SmallCap Fund

DOMESTIC EQUITY VALUE FUNDS
  ING Financial Services Fund
  ING MagnaCap Fund
  ING Tax Efficient Equity Fund
  ING Value Opportunity Fund
  ING SmallCap Value Fund
  ING MidCap Value Fund

DOMESTIC EQUITY AND INCOME FUNDS
  ING Balanced Fund
  ING Convertible Fund
  ING Equity and Bond Fund
  ING Growth and Income Fund
  ING Real Estate Fund

FIXED INCOME FUNDS
  ING Bond Fund
  ING Classic Money Market Fund*
  ING Government Fund
  ING GNMA Income Fund
  ING High Yield Opportunity Fund
  ING High Yield Bond Fund
  ING Intermediate Bond Fund
  ING Lexington Money Market Trust*
  ING National Tax Exempt Bond Fund
  ING Money Market Fund*
  ING Aeltus Money Market Fund*
  ING Strategic Bond Fund

STRATEGIC ALLOCATION FUNDS
  ING Strategic Allocation Growth Fund
  ING Strategic Allocation Balanced Fund
  ING Strategic Allocation Income Fund

LOAN PARTICIPATION FUNDS
  ING Prime Rate Trust
  ING Senior Income Fund

* An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

      INVESTMENT MANAGER

      ING Investments, LLC
      7337 E. Doubletree Ranch Road
      Scottsdale, Arizona 85258

      ADMINISTRATOR

      ING Funds Services, LLC
      7337 E. Doubletree Ranch Road
      Scottsdale, Arizona 85258

      DISTRIBUTOR

      ING Funds Distributor, LLC
      7337 E. Doubletree Ranch Road
      Scottsdale, Arizona 85258
      1-800-992-0180

      TRANSFER AGENT

      DST Systems, Inc.
      P.O. Box 419368
      Kansas City, Missouri 64141-6368

      CUSTODIAN

      Bank of New York
      100 Colonial Center Parkway, Suite 300
      Lake Mary, FL 32746

      LEGAL COUNSEL

      Goodwin Procter
      Exchange Place
      53 State Street
      Boston, MA 02109

      INDEPENDENT AUDITORS

      KPMG LLP
      99 High Street
      Boston, MA 02110-2371

      A prospectus containing more complete information regarding the Funds, including charges and expenses, may be obtained by calling ING Funds Distributor, LLC at 1-800-992-0180. Please read the prospectus carefully before you invest or send money. The Funds' proxy voting record will be available without charge on or about August 31, 2004 on the Funds' website at www.ingfunds.com and on the SEC's website at www.sec.gov.

[ING FUNDS LOGO]

SEMI-ANNUAL REPORT

SEMI-ANNUAL REPORT

November 30, 2003

CLASSES A, B, C, I, O AND R

[GRAPHIC]

DOMESTIC EQUITY INDEX FUNDS

ING Index Plus LargeCap Fund
ING Index Plus MidCap Fund
ING Index Plus SmallCap Fund

STRATEGIC ALLOCATION FUNDS

ING Strategic Allocation Growth Fund
ING Strategic Allocation Balanced Fund
ING Strategic Allocation Income Fund

[GRAPHIC]

[ING FUNDS LOGO]

                                TABLE OF CONTENTS

President's Letter                                                             1
Market Perspective                                                             2
Portfolio Managers' Reports:
   Domestic Equity Index Funds                                                 4
   Strategic Allocation Funds                                                 10
Index Descriptions                                                            16
Statements of Assets and Liabilities                                          18
Statements of Operations                                                      22
Statements of Changes in Net Assets                                           24
Financial Highlights                                                          30
Notes to Financial Statements                                                 45
Portfolios of Investments                                                     55
Director and Officer Information                                              98

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                               PRESIDENT'S LETTER

[PHOTO OF JAMES M. HENNESSY]

JAMES M. HENNESSY

Dear Shareholder,

What a difference a few months can make. In my last letter to our shareholders in the annual report, it was hard to escape the sense of anxiety that many investors were experiencing. Now, six months later, I believe there may be a renewed sense of optimism among investors -- cautious optimism, to be sure, but optimism nevertheless.

And I believe there are good, solid reasons for this improved outlook. For one, many key corporations have been reporting profits in recent months. Granted, the numbers are modest, but they have been noteworthy, consistent and credible because many of these same companies are employing stricter accounting standards following the Enron debacle. Going hand-in-hand with these upbeat figures are the improving price-to-earning ratios and improving valuations that many investors are now seeing.

This renewed confidence has been tempered, however, by recent events and news stories concerning mutual fund trading practices, including after-hours trading and market timing. As with many financial services companies, ING Investments, LLC ("ING Investments"), investment adviser to the ING Funds, and affiliates of ING Investments (collectively, "ING") have received requests for information from various governmental and self-regulatory agencies in connection with investigations related to trading in investment company shares. In each case, full cooperation and responses are being provided. ING is also conducting an internal review of investment company share trading, as well as reviewing their policies and procedures in this area.

Also, I want to clearly state that ING Funds does not condone the illegal practice of after-hours trading. In addition, it has been our long-standing policy to discourage inappropriate fund trading in our funds. In fact, over the years, ING Funds has taken a variety of steps to address inappropriate fund trading activity. We were among the first fund groups to employ innovative techniques such as making extensive use of fair-value pricing for foreign securities.

ING Funds believes that mutual funds are an important vehicle for individual investors, because mutual funds provide the opportunity for investment in professionally managed and monitored, diversified portfolios. As such, we consider the fair treatment of committed investors to be of the utmost importance. We continue to look for effective strategies to address fund trading issues. We hope that the increased attention this issue is now receiving will make it easier for the industry to effectively address inappropriate fund trading in the future.

On behalf of everyone at ING Funds, thank you for your continued support. We look forward to helping you meet your investment goals in the future.

Sincerely,


/s/ James M. Hennessy


James M. Hennessy
President
ING Funds
January 9, 2004

MARKET PERSPECTIVE: SIX MONTHS ENDED NOVEMBER 30, 2003

During the six months ended November 30, 2003, GLOBAL EQUITIES were strong practically across the board, after bouncing sharply from low points in March and April as major conflict in Iraq quickly ended. The Morgan Stanley Capital International ("MSCI") World Index rose 14.7% in dollars. The period started with the world's major economies still weak after recession. Some would get weaker still. But by the end, a remarkable acceleration in the U.S. had improved the outlook in that country and dragged the rest of the world into growth.

U.S. EQUITIES returned 10.8% in the six months, based on the Standard & Poors ("S&P") 500 Index including dividends. This implied, by the end of November, a market trading at about 17.2 times 2004 estimated earnings. This is a not particularly compelling level, similar to those seen during much of the period. But what a difference six months makes. By the end of May the first quarter Gross Domestic Product ("GDP") growth, reported at just 1.4% annualized, had included corporate earnings only about 2.4% higher than in the same quarter of 2002 and declining equipment and software expenditure. But second quarter GDP growth estimates were revised up to a healthy 3.3%, with corporate profits from current production advancing 14.3%. Spending on equipment and software rose by 8.3%. Productivity growth was estimated at the excellent rate of 6.8%. Then in the last days of November, third quarter GDP growth was revised up to a remarkable 8.2% annualized. This was the best showing since the first quarter of 1984. The components of this figure were as encouraging as the total. Consumer spending rose 6.4% and while half of this could be attributed to an income tax cut enacted earlier in the year, nothing could dilute the importance of the rise in business fixed investment of 16.7% within which equipment and software purchases rose a buoyant 18.4%. Profits rose 11.8% annualized from the second quarter and fully 30% from the third quarter of 2002. The lingering concern had been the slow growth in jobs. But here too there was progress. The employment report showed that the economy had created 286,000 jobs in the three months through October, while by the end of November unemployment claims had fallen to about 350,000. Add to this continued expansion in the manufacturing and service industries, booming housing and construction and a raft of other positive statistics and it seemed clear that the U.S. economy was confidently on the move.

U.S. FIXED INCOME markets had been propelled higher in May when Federal Open Market Committee ("FOMC") Chairman Greenspan asserted that to forestall deflation, the Federal Reserve might purchase bonds. But after disappointing markets by only reducing the Fed Funds rate by 0.25% at the end of June and appearing to downplay the likelihood of bond purchases after all, bond yields soared. The ten-year Treasury yield at the end of November was 4.32%, almost exactly 1% above the starting yield on May 30. Conversely the 13-week bill rate fell by 0.18%. For the six months, according to Lehman Brothers Fixed Income Indices, U.S. Treasuries had a return of -2.9%. Corporate Investment Grade Bonds did less badly, returning -0.9%. But the high yield sector performed much better than investment grade bonds, given its closer affinity with equities. The Lehman Brothers High Yield Bond Index rose 9.5% for the six months ended November 30, 2003.

CURRENCIES were never far from the headlines during the six months, particularly the weakening dollar against the Euro. The main reasons for the Euro's strength over the last year have been the growing realization that the U.S.'s current account deficit, approximately $500 billion per annum, is unsustainable, together with the fact that other major trading partners like China and (until recently) Japan have been able to stop their currencies from rising. The Bank of Japan has spent an astonishing $162 billion in 2003 to slow the Yen's rise.

Unsurprisingly, despite presently tame inflation, the world's oldest "real" currency, GOLD, which is denominated in dollars, rose by the end of November to nearly $400 an ounce, the highest level in at least eight years.

JAPAN soared 32.6% in dollar terms in the six months to November 30, based on the MSCI Japan Index, with one third of this due to yen appreciation. By the end of the period the Japanese stock market was trading at a P/E multiple of about 20 times 2004 earnings. More and more commentators seemed willing to say that the worst was over for an economy that has been in the doldrums for more than a decade. Surprisingly good second quarter GDP growth of 3.9% annualized was followed up by growth of 2.2% in the third quarter. But this was entirely export led; domestic demand remained weak. Little wonder that the Bank of Japan has been spending so much to keep the yen from appreciating.

                          MARKET PERSPECTIVE: SIX MONTHS ENDED NOVEMBER 30, 2003

Japan's underlying problems: chronic deflation and a banking system weak and paralyzed by a massive volume of non-performing loans have still to be solved. A nervous market fell by more than 3% in November.

EUROPEAN EX UK (UNITED KINGDOM) markets, as represented by the MSCI Europe ex UK Index, rose 17.9% in dollars during the six months ended November 30, 2003. At these levels markets trade at an undemanding 141/2 times 2004 earnings. Stagnating economies remained the problem. In early September the Eurozone reported a slight second quarter contraction in GDP, after practically no increase in the first. The European Central Bank reduced rates just once to 2%, twice the level of the accelerating U.S. The European Union's "stability pact" under which countries must keep their budget deficits to a maximum of 3% of GDP or face sanctions, was effectively abandoned in November when blatant offenders France and Germany said they would not comply. On a more positive note Germany finally found the political will to make the labor market more flexible, by reducing unemployment benefits and allowing small businesses to hire more temporary help, while France slimmed the expensive pension plan for state employees. The relief that met the region's 0.4% third quarter GDP growth was tempered by the fact that, as in Japan, the entire source of the gain was exports. Consumer spending was stagnant while business investment fell, a difficult environment for profit growth. The appeal of stocks in the Eurozone rests on their cheapness. Investors are hoping that this is based on a corporate earnings outlook that is too pessimistic.

The UK market rose 14.8% in dollars in the period under review, based on the MSCI UK Index, more than one third of this due to sterling strength. At those levels the UK market was trading at about 17.8 times 2004 earnings. As in the U.S., barely positive GDP growth in the first quarter improved to a much healthier 3.1% annualized in the third quarter. A robust service sector and a bubbling housing market were behind a fairly healthy level of domestic demand, supported by the lowest rate of unemployment in G8, just 5% by the end of November. While inflation is a very tame 1.4%, the worryingly high level of consumer indebtedness caused the Bank of England to raise short-term interest rates by 0.25% to 3.75%, making it the first of the world's major central banks to do so. This may well mark the turning point in global interest rates.

ING INDEX PLUS LARGECAP FUND                          Portfolio Managers' Report

PORTFOLIO MANAGEMENT TEAM: Hugh T.M. Whelan, CFA, Sr. Portfolio Manager, Doug Cote, CFA, Portfolio Manager, Aeltus Investment Management, Inc. -- the Sub-Adviser.

GOAL: The ING Index Plus LargeCap Fund (the "Fund") seeks to outperform the total return performance of the Standard & Poor's 500 Composite Index ("S&P 500 Index"), while maintaining a market level of risk.

PERFORMANCE: For the six months ended November 30, 2003, the Fund's Class I shares provided a total return of 10.17% compared to 10.80% for the S&P 500 Index.

PORTFOLIO SPECIFICS: Underperformance during the period was due to individual security selection, especially within the financials and information technology sectors. The largest detractors from performance included our underweights in Motorola and Wells Fargo and our overweight position in Oracle. Motorola surged on the news of CEO Christopher Galvin's resignation. Wells Fargo's stock has done well since the company announced that the top debt rating received by its banking unit would lower the cost of debt, thus boosting the bottom line. Oracle's stock has faltered ever since its attempt to acquire PeopleSoft and thus our overweight position was not beneficial. The outcome of the acquisition remains uncertain. The largest positive contributors to performance came from our overweights in Nextel and Staples and from our underweight in Johnson & Johnson. Nextel and Staples had a strong stock performance in the midst of positive earnings growth. Johnson & Johnson's stock continued its slide, benefiting our Fund, due to the loss of business momentum and reduced growth expectations.

The impact of the Fund's sector allocation was negligible compared to the impact of its stock selection.

MARKET OUTLOOK: Positive developments across the geopolitical, economic and corporate spectrum fueled a broad based recovery in the stock market with strong speculation in the poorest quality and most excessively valued stocks. We believe that going forward the market will return to its historical norm and reward the stocks with strong business momentum and attractive valuation favored by our model. The portfolio is modestly overweight in the financials and consumer discretionary sectors and underweight in the healthcare and materials sectors. However our overall sector exposures are by design quite close to the S&P 500 Index so that nearly all of our relative performance is driven by individual stock selection.

Portfolio Managers' Report                          ING INDEX PLUS LARGECAP FUND

                                               AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED NOVEMBER 30, 2003
                          -----------------------------------------------------------------------------------------------------
                                            SINCE INCEPTION  SINCE INCEPTION  SINCE INCEPTION  SINCE INCEPTION  SINCE INCEPTION
                                              OF CLASS A        OF CLASS B       OF CLASS C       OF CLASS I       OF CLASS O
                          1 YEAR   5 YEAR      02/03/97          03/01/99         06/30/98         12/10/96         08/01/01
                          ------   ------   ---------------  ---------------  ---------------  ---------------  ---------------
Including Sales Charge:
  Class A(1)                9.55%   -1.33%       5.38%               --               --               --               --
  Class B(2)                7.10%      --          --             -3.64%              --               --               --
  Class C(3)               11.38%   -1.22%         --                --            -0.52%              --               --
  Class I                  13.19%   -0.48%         --                --               --             6.91%              --
  Class O                  12.78%      --          --                --               --               --            -5.17%
Excluding Sales Charge:
  Class A                  12.94%   -0.73%       5.85%               --               --               --               --
  Class B                  12.10%      --          --             -3.23%              --               --               --
  Class C                  12.38%   -1.22%         --                --            -0.52%              --               --
  Class I                  13.19%   -0.48%         --                --               --             6.91%              --
  Class O                  12.78%      --          --                --               --               --            -5.17%
S&P 500 Index              15.13%   -0.46%       6.04%(4)         -1.85%            0.18%(5)         6.51%(6)        -4.02%

The table above illustrates the total return of ING Index Plus LargeCap Fund against the S&P 500 Index. The Index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

The performance table does not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Fund. Total returns would have been lower had there been no waiver to the Fund.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1) Reflects deduction of the maximum Class A sales charge of 3.00%.

(2) Reflects deduction of the Class B deferred sales charge of 5% and 2%, respectively, for the 1 year and since inception returns.

(3) Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

(4) Since inception performance for the index is shown from 02/01/97.

(5) Since inception performance for the index is shown from 07/01/98.

(6) Since inception performance for the index is shown from 12/01/96.

PRINCIPAL RISK FACTOR(S): Exposure to financial and market risks that accompany investments in equities. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The success of the Fund's investment strategy depends upon the Sub-Adviser's skill in determining which securities to overweight, underweight, or avoid altogether. The value of the Fund's investments in convertible securities may fall when interest rates rise, and it may lend portfolio securities, which then may not be available to the Fund on a timely basis. During periods of high portfolio turnover, the Fund is subject to greater expenses.

             See accompanying index descriptions on pages 16 and 17.

ING INDEX PLUS MIDCAP FUND                            Portfolio Managers' Report

PORTFOLIO MANAGEMENT TEAM: Hugh T.M. Whelan, CFA, Sr. Portfolio Manager, Doug Cote, CFA, Portfolio Manager, Aeltus Investment Management, Inc. -- the Sub-Adviser.

GOAL: The ING Index Plus MidCap Fund (the "Fund") seeks to outperform the total return performance of the Standard & Poor's ("S&P") MidCap 400 Index (S&P MidCap 400 Index), while maintaining a market level of risk.

PERFORMANCE: For the six months ended November 30, 2003, the Fund's Class I shares provided a total return of 18.55% compared to 20.15% for the S&P MidCap 400 Index.

PORTFOLIO SPECIFICS: Stock qualities that we believe are usually predictive of good performance were not successful in the first three months of the reporting period, contributing largely to the underperformance of the Fund. Stocks with fundamentals that characteristically produce good relative performance were underperforming and vice-versa. The market returned to rewarding strong fundamentals over the last three months but not enough to compensate for the disappointing performance in the early stage of the market rebound. The entire period was dominated by bullish investor sentiment that started in late March of 2003. The most successful factors in our index-relative ranking model for the period were price momentum, price to free cash flow, long-term price reversal and 12 month forward relative price-earnings ratio.

Underperformance during the period was largely due to individual security selection, especially within the consumer discretionary and information technology sectors. The negative impact of security selection was slightly offset by positive relative returns to the sectors we emphasized, especially the energy and materials sectors. The largest detractors from performance were our underweights in CarMax and Barr Laboratories and our overweight position in Storage Technology. CarMax performed well because of improvement in the same store sales and resulting speculation of higher than estimated earnings in the near term. Barr Laboratories shares surged because of strong growth, better than expected earning and gross margins, upward revisions on earnings estimates and speculation that the Medicare legislation will benefit pharmaceutical companies. Shares of Storage Technology, without regard for its increased reported growth and sales figures, fell as analysts warned of possibly slower sales growth in the information storage products. The largest positive contributors to performance were our overweight in SanDisk and our underweights in Weatherford International and Biogen Idec. SanDisk more than quadrupled its profit in the third quarter and is benefiting from strong consumer demand for its flash-memory cards for digital cameras and mobile phones. Weatherford International was hurt by weak and directionless trend in the overall energy sector. Slow growing Biogen, now called Biogen Idec, despite its better than expected third quarter earnings, performed poorly as investors feared possible future problems arising from its merger with fast growing IDEC Pharmaceuticals.

MARKET OUTLOOK: Positive developments across the geopolitical, economic and corporate spectrum fueled a broad based recovery in the stock market with strong speculation in the poorest quality and most excessively valued stocks. We believe that going forward the market will return to its historical norm and reward the stocks with strong business momentum and attractive valuation favored by our model. The portfolio is modestly overweight in the consumer staples and information technology sectors and underweight in the energy and materials sectors. However, our overall sector exposures are by design quite close to the S&P MidCap 400 Index so that nearly all of our relative performance is driven by individual stock selection.

Portfolio Managers' Report                            ING INDEX PLUS MIDCAP FUND

                                               AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED NOVEMBER 30, 2003
                          -----------------------------------------------------------------------------------------------------
                                            SINCE INCEPTION  SINCE INCEPTION  SINCE INCEPTION  SINCE INCEPTION  SINCE INCEPTION
                                            OF CLASS A & I     OF CLASS B       OF CLASS C       OF CLASS O        OF CLASS R
                          1 YEAR   5 YEAR      02/03/97         03/01/99         06/30/98          08/01/01         10/01/03
                          ------   ------   ---------------  ---------------  ---------------  ---------------  ---------------
Including Sales Charge:
  Class A(1)               21.46%   10.91%      11.05%               --               --               --               --
  Class B(2)               19.19%      --          --             10.43%              --               --               --
  Class C(3)               23.59%   11.05%         --                --            10.23%              --               --
  Class I                  25.49%   11.90%      11.94%               --               --               --               --
  Class O                  25.24%      --          --                --               --             5.32%              --
  Class R                     --       --          --                --               --               --            -0.08%
Excluding Sales Charge:
  Class A                  25.22%   11.59%      11.63%               --               --               --               --
  Class B                  24.19%      --          --             10.72%              --               --               --
  Class C                  24.59%   11.05%         --                --            10.23%              --               --
  Class I                  25.49%   11.90%      11.94%               --               --               --               --
  Class O                  25.24%      --          --                --               --             5.32%              --
  Class R                     --       --          --                --               --               --            -0.08%
S&P MidCap 400 Index       27.89%   11.36%      11.17%(4)         11.50%            9.99%(5)         5.75%           11.31%

The table above illustrates the total return of ING Index Plus MidCap Fund against the S&P MidCap 400 Index. The Index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

The performance table does not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Fund. Total returns would have been lower had there been no waiver to the Fund.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1) Reflects deduction of the maximum Class A sales charge of 3.00%.

(2) Reflects deduction of the Class B deferred sales charge of 5% and 2%, respectively, for the 1 year and since inception returns.

(3) Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

(4) Since inception performance for the index is shown from 02/01/98.

(5) Since inception performance for the index is shown from 07/01/98.

PRINCIPAL RISK FACTOR(S): Exposure to financial and market risks that accompany investments in equities. Investing in stocks of mid-sized companies may entail greater price volatility and less liquidity than investing in stocks of larger companies. The success of the Fund's investment strategy depends upon the Sub-Adviser's skill in determining which securities to overweight, underweight, or avoid altogether. The value of the Fund's investments in convertible securities may fall when interest rates rise, and it may lend portfolio securities, which then may not be available to the Fund on a timely basis. During periods of high portfolio turnover, the Fund is subject to greater expenses.

             See accompanying index descriptions on pages 16 and 17.

ING INDEX PLUS SMALLCAP FUND                          Portfolio Managers' Report

PORTFOLIO MANAGEMENT TEAM: Hugh T.M. Whelan, CFA, Sr. Portfolio Manager and Doug Cote CFA, Portfolio Manager, Aeltus Investment Management, Inc. -- the Sub-Adviser.

GOAL: The ING Index Plus SmallCap Fund (the "Fund") seeks to outperform the total return performance of the Standard & Poor's ("S&P") SmallCap 600 Index (S&P SmallCap 600 Index), while maintaining a market level of risk.

PERFORMANCE: For the six months ended November 30, 2003, the Fund's Class I shares provided a total return of 22.86% compared to 23.90% for the S&P SmallCap 600 Index.

PORTFOLIO SPECIFICS: Underperformance during the period was due to individual security selection, especially within the information technology and health care sectors. The largest detractors from performance included our underweights in Cerner and JLG Industries, and our overweight position in Stone Energy. Cerner, a cyclical growth stock, surged on a strong second quarter earnings report. Our underweight in JLG Industries hurt us due to a positive third quarter earnings surprise on this basic industry stock that is highly leveraged to a strong cyclical recovery. Stone Energy had a negative earnings surprise that weighed on the stock despite having strong year over year earnings growth.

The largest positive contributors to performance came from our overweights in ITT Educational Services and Benchmark Electronics and underweight in Lone Star Technologies. ITT Educational Services rose on its continued record or earnings growth and positive earnings surprises. Benchmark Electronics maintained its strong business momentum and earnings growth. Lone Star Technologies stock continued its slide, benefiting the Fund, due to the loss of business momentum and reduced growth expectations.

The impact of the Fund's sector allocation was negligible compared to the impact of its stock selection.

MARKET OUTLOOK: Positive developments across the geopolitical, economic and corporate spectrum fueled a broad based recovery in the stock market with strong speculation in the poorest quality and most excessively valued stocks. We believe that going forward the market will return to its historical norm and reward the stocks with strong business momentum and attractive valuation favored by our model. The portfolio is modestly overweight in the materials and financials sectors and underweight in the information technology and consumer discretionary sectors. However our overall sector exposures are by design quite close to the S&P SmallCap 600 Index so that nearly all of our relative performance is driven by individual stock selection.

Portfolio Managers' Report                          ING INDEX PLUS SMALLCAP FUND

                                                 AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED NOVEMBER 30, 2003
                                        ------------------------------------------------------------------------------------
                                                          SINCE INCEPTION  SINCE INCEPTION  SINCE INCEPTION  SINCE INCEPTION
                                                          OF CLASS A & I     OF CLASS B       OF CLASS C       OF CLASS O
                                        1 YEAR   5 YEAR      02/03/98         03/01/99         06/30/98         08/01/01
                                        ------   ------   ---------------  ---------------  ---------------  ---------------
Including Sales Charge:
  Class A(1)                             25.16%    8.06%       5.64%               --               --               --
  Class B(2)                             23.13%      --          --              8.91%              --               --
  Class C(3)                             27.44%    8.15%         --                --             4.87%              --
  Class I                                29.35%    9.02%       6.48%               --               --               --
  Class O                                29.15%      --          --                --               --             7.56%
Excluding Sales Charge:
  Class A                                29.03%    8.72%       6.19%               --               --               --
  Class B                                28.13%      --          --              9.21%              --               --
  Class C                                28.44%    8.15%         --                --             4.87%              --
  Class I                                29.35%    9.02%       6.48%               --               --               --
  Class O                                29.15%      --          --                --               --             7.56%
S&P SmallCap 600 Index                   31.78%   10.65%       8.03%(4)         12.30%            7.10%(5)         7.64%

The table above illustrates the total return of ING Index Plus MidCap Fund against the S&P MidCap 400 Index. The Index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

The performance table does not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Fund. Total returns would have been lower had there been no waiver to the Fund.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1) Reflects deduction of the maximum Class A sales charge of 3.00%.

(2) Reflects deduction of the Class B deferred sales charge of 5% and 2%, respectively, for the 1 year and since inception returns.

(3) Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

(4) Since inception performance for the index is shown from 02/01/98.

(5) Since inception performance for the index is shown from 07/01/98.

PRINCIPAL RISK FACTOR(S): Exposure to financial and market risks that accompany investments in equities. Investing in stocks of mid-sized companies may entail greater price volatility and less liquidity than investing in stocks of larger companies. The success of the Fund's investment strategy depends upon the Sub-Adviser's skill in determining which securities to overweight, underweight, or avoid altogether. The value of the Fund's investments in convertible securities may fall when interest rates rise, and it may lend portfolio securities, which then may not be available to the Fund on a timely basis. During periods of high portfolio turnover, the Fund is subject to greater expenses.

             See accompanying index descriptions on pages 16 and 17.

ING STRATEGIC ALLOCATION GROWTH FUND                  Portfolio Managers' Report

PORTFOLIO MANAGEMENT TEAM: A team of investment professionals led by Mary Ann Fernandez, CFA, Aeltus Investment Management, Inc. -- the Sub-Adviser.

GOAL: The ING Strategic Allocation Growth Fund ("Strategic Allocation Growth") seeks to provide capital appreciation.

PERFORMANCE: For the six months ended November 30, 2003, the Class I shares of Strategic Allocation Growth, returned 10.04%, compared to its custom benchmark, which returned 10.63%.

PORTFOLIO SPECIFICS: The Fund's asset allocation had a positive impact on performance. Being underweight in fixed income securities and overweight in domestic equities helped performance, while an underweight in foreign equities hurt results.

The domestic equity portion of the Fund underperformed its sub-benchmark, the Russell 3000, primarily due to adverse security selection. Among large-cap names, while stock selection was strong in healthcare and telecommunications, it was negative in financials and consumer staples. Large-cap sector allocation was positive, with an overweight in technology helping performance, but this was not enough to offset results from adverse security selection. Selection in the industrial and technology sectors accounted for the majority of the underperformance amid small- and mid-cap stocks, and this was offset somewhat by favorable security selection among financial and energy names. Sector allocation among smaller names was positive with an underweight in utilities and an overweight in technology adding to results and an overweight in energy and an underweight industrials detracting from results.

The international portion of the Fund underperformed its sub-benchmark, the Morgan Stanley Capital International Europe, Australia, and Far East Index Index, with both security selection and, to a lesser extent, regional allocation detracting from results. Security selection was weakest in the bank sector, though this was offset slightly with strong stock picking in the non-bank financial sector. An underweight in United Kingdom investments helped performance, but this was not enough to offset the negative impact of overweights in Europe and Japan.

The fixed income portion of the Fund underperformed its sub-benchmark, the Lehman Brothers Aggregate Bond Index. Chief sources of under-performance included over-representation in longer maturity and lower quality credits early in the reporting period when U.S Treasuries rallied strongly. Also, July was a bad month with negative total returns across all sectors and underperformance in the Fund from residential and commercial mortgage-backed bonds. The early underperformance was partially made up in the second half of the period when the corporate and mortgage-backed holdings favored by the Fund outperformed. Overall, an overweight to mortgage-backed securities boosted returns. Our relatively short duration posture throughout the period hurt performance in May when interest rates dropped, but assisted thereafter.

MARKET OUTLOOK: After a shaky start to the year, both the economy and financial markets began to firm in the spring and early summer. Stocks are now up strongly from their March lows, and despite being beaten up in July, the bond market has turned in positive results for the year. The S&P 500 Index continued its run on a backdrop of stellar third quarter corporate profits growth and strong economic growth, which hit nineteen year highs with third quarter 2003 reported growth rates at 30% and 8.2% respectively. While we still seek lasting strength in manufacturing and greater gains in employment, we anticipate the recovery will continue into 2004, and although equity gains may be more modest going forward, we look for a strong finish for the year. Going into the new year, we remain slightly overweight equities due to our positive outlook for stocks, and are underweight fixed income securities, principally for valuation reasons.

Portfolio Managers' Report                  ING STRATEGIC ALLOCATION GROWTH FUND

                                                 AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED NOVEMBER 30, 2003
                                        ------------------------------------------------------------------------------------
                                                          SINCE INCEPTION  SINCE INCEPTION  SINCE INCEPTION  SINCE INCEPTION
                                                            OF CLASS A       OF CLASS B       OF CLASS C       OF CLASS I
                                        1 YEAR   5 YEAR      01/20/97         03/01/99         06/30/98         01/04/95
                                        ------   ------   ---------------  ---------------  ---------------  ---------------
Including Sales Charge:
  Class A(1)                              8.03%   -0.77%       1.90%              --               --               --
  Class B(2)                              8.94%      --          --            -0.67%              --               --
  Class C(3)                             12.80%   -0.32%         --               --            -1.67%              --
  Class I                                14.99%    0.67%         --               --               --             7.49%
  Excluding Sales Charge:
  Class A                                14.62%    0.41%       2.78%              --               --               --
  Class B                                13.94%      --          --            -0.29%              --               --
  Class C                                13.80%   -0.32%         --               --            -1.67%              --
  Class I                                14.99%    0.67%         --               --               --             7.49%
Russell 3000 Index                       18.24%    0.71%       6.22%(4)         0.50%            0.91%(5)        11.58%(6)
Strategic Allocation Growth Composite
  Index(7)                               16.37%    2.03%       6.41%(4)         1.25%            2.28%(5)        10.34%(6)

The table above illustrates the total return of ING Strategic Allocation Growth Fund against the Russell 3000 Index and the Strategic Allocation Growth Composite Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

The performance table does not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Fund. Total returns would have been lower had there been no waiver to the Fund.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1) Reflects deduction of the maximum Class A sales charge of 5.75%.

(2) Reflects deduction of the Class B deferred sales charge of 5% and 2%, respectively, for the 1 year and since inception returns.

(3) Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

(4) Since inception performance for the index is shown from 02/01/97.

(5) Since inception performance for the index is shown from 07/01/98.

(6) Since inception performance for the index is shown from 01/01/95.

(7) The Strategic Allocation Growth Composite is comprised of the asset class indices that correspond to the particular asset classes in which the Fund invests and their benchmark weightings. From time to time, adjustments have been made in the asset classes and/or weightings applicable to the Fund, and corresponding adjustments have been made to the composite. Prior to March 1, 2000, the benchmark weightings for the Fund and the composite were 20% in large capitalization stocks, 20% for small-/mid-cap stocks, 20% in international stocks, 20% in real estate stocks, 10% in U.S. dollar bonds, and 10% in international bonds. The composite for the period March 1, 2000 through December 31, 2001 reflects benchmark weightings of 35% in large cap stocks, 20% in small-/mid-cap stocks, 20% in international stocks, 5% in real estate stocks, 15% in U.S. dollar bonds, and 5% in international bonds. Effective October 1, 2002 a single category of domestic stocks replaced the group of categories of large cap stocks; small-/mid-cap stocks, and real estate stocks, and the category of international bonds was removed.

PRINCIPAL RISK FACTOR(S): Those generally attributable to stock and bond investing. In addition, the success of the Fund's strategy depends significantly on the asset allocation among difficult asset classes. International investing involves special risks, including currency fluctuations, lower liquidity, political and economic uncertainties and differences in accounting standards. Generally when interest rates rise, bond prices fall. The value of high-yield bonds is more sensitive to economic and market conditions than other bonds. Investment in mortgage related securities are sensitive to interest rates and prepayment patterns.

             See accompanying index descriptions on pages 16 and 17.

ING STRATEGIC ALLOCATION BALANCED FUND                Portfolio Managers' Report

PORTFOLIO MANAGEMENT TEAM: A team of investment professionals led by Mary Ann Fernandez, CFA, Aeltus Investment Management, Inc. -- the Sub-Adviser.

GOAL: The ING Strategic Allocation Balanced Fund ("Strategic Allocation Balanced") seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).

PERFORMANCE: For the six months ended November 30, 2003, the Class I shares of Strategic Allocation Balanced 7.63%, compared to its custom benchmark, which returned 7.55%.

PORTFOLIO SPECIFICS: The Fund's asset allocation had a positive impact on performance. Being underweight in fixed income securities and overweight in domestic equities helped performance, while an underweight in foreign equities hurt results.

The domestic equity portion of the Fund underperformed its sub-benchmark, the Russell 3000, primarily due to adverse security selection. Among large-cap names, while stock selection was strong in healthcare and telecommunications, it was negative in financials and consumer staples. Large-cap sector allocation was positive, with an overweight in technology helping performance, but this was not enough to offset results from adverse security selection. Selection in the industrial and technology sectors accounted for the majority of the underperformance amid small- and mid-cap stocks, and this was offset somewhat by favorable security selection among financial and energy names. Sector allocation among smaller names was positive with an underweight in utilities and an overweight in technology adding to results and an overweight in energy and an underweight industrials detracting from results.

The international portion of the Fund underperformed its sub-benchmark, the Morgan Stanley Capital International Europe, Australia, and Far East Index Index, with both security selection and, to a lesser extent, regional allocation detracting from results. Security selection was weakest in the bank sector, though this was offset slightly with strong stock picking in the non-bank financial sector. An underweight in United Kingdom investments helped performance, but this was not enough to offset the negative impact of overweights in Europe and Japan.

The fixed income portion of the Fund underperformed its sub-benchmark, the Lehman Brothers Aggregate Bond Index. Chief sources of under-performance included over-representation in longer maturity and lower quality credits early in the reporting period when U.S Treasuries rallied strongly. Also, July was a bad month with negative total returns across all sectors and underperformance in the Fund from residential and commercial mortgage-backed bonds. The early underperformance was partially made up in the second half of the period when the corporate and mortgage-backed holdings favored by the Fund outperformed. Overall, an overweight to mortgage-backed securities boosted returns. Our relatively short duration posture throughout the period hurt performance in May when interest rates dropped, but assisted thereafter.

MARKET OUTLOOK: After a shaky start to the year, both the economy and financial markets began to firm in the spring and early summer. Stocks are now up strongly from their March lows, and despite being beat up in July, the bond market has turned in positive results for the year. The S&P 500 Index continued its run on a backdrop of stellar third quarter corporate profits growth and strong economic growth, which hit nineteen year highs with third quarter 2003 reported growth rates at 30% and 8.2% respectively. While we still seek lasting strength in manufacturing and greater gains in employment, we anticipate the recovery will continue into 2004, and although equity gains may be more modest going forward, we look for a strong finish for the year. Going into the new year, we remain slightly overweight equities due to our positive outlook for stocks, and are underweight fixed income securities, principally for valuation reasons.

Portfolio Managers' Report                ING STRATEGIC ALLOCATION BALANCED FUND

                                                 AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED NOVEMBER 30, 2003
                                        ------------------------------------------------------------------------------------
                                                          SINCE INCEPTION  SINCE INCEPTION  SINCE INCEPTION  SINCE INCEPTION
                                                            OF CLASS A       OF CLASS B       OF CLASS C       OF CLASS I
                                        1 YEAR   5 YEAR      01/20/97         03/01/99         06/30/98         01/04/95
                                        ------   ------   ---------------  ---------------  ---------------  ---------------
Including Sales Charge:
  Class A(1)                              5.89%      --        2.30%              --               --               --
  Class B(2)                              6.69%      --          --             0.22%              --               --
  Class C(3)                             10.60%    0.44%         --               --            -0.71%              --
  Class I                                12.71%    1.46%         --               --               --             7.05%
  Excluding Sales Charge:
  Class A                                12.35%    1.19%       3.18%              --               --               --
  Class B                                11.69%      --          --             0.61%              --               --
  Class C                                11.60%    0.44%         --               --            -0.71%              --
  Class I                                12.71%    1.46%         --               --               --             7.05%
Russell 3000 Index                       18.24%    0.71%       6.22%(4)         0.50%            0.91%(5)        11.58%(6)
Strategic Allocation Balanced Composite
  Index(7)                               13.24%    3.21%       6.77%(4)         2.69%            3.50%(5)         9.96%(6)

The table above illustrates the total return of ING Strategic Allocation Balanced Fund against the Russell 3000 Index and the Strategic Allocation Balanced Composite Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

The performance table does not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Fund. Total returns would have been lower had there been no waiver to the Fund.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1) Reflects deduction of the maximum Class A sales charge of 5.75%.

(2) Reflects deduction of the Class B deferred sales charge of 5% and 2%, respectively, for the 1 year and since inception returns.

(3) Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

(4) Since inception performance for the index is shown from 02/01/97.

(5) Since inception performance for the index is shown from 07/01/98.

(6) Since inception performance for the index is shown from 01/01/95.

(7) The Strategic Allocation Balanced Composite is comprised of the asset class indices that correspond to the particular asset classes in which the Fund invests and their benchmark weightings. From time to time, adjustments have been made in the asset classes and/or weightings applicable to the Fund, and corresponding adjustments have been made to the composite. Prior to March 1, 2000, the benchmark weightings for the Fund and the composite were 15% in large capitalization stocks, 15% for small-/mid-cap stocks, 15% in international stocks, 15% in real estate stocks, 25% in U.S. dollar bonds, and 10% in international bonds and 5% in money market instruments. The composite for the period March 1, 2000 through December 31, 2001 reflects benchmark weightings of 25% in large cap stocks, 15% in small-/mid-cap stocks, 15% in international stocks, 5% in real estate stocks, 30% in U.S. dollar bonds, and 5% in international bonds and 5% in money market instruments. Effective October 1, 2002 a single category of domestic stocks replaced the group of categories of large cap stocks; small-/mid-cap stocks, and real estate stocks, and the category of international bonds was removed.

PRINCIPAL RISK FACTOR(S): Those generally attributable to stock and bond investing. In addition, the success of the Fund's strategy depends significantly on the asset allocation among difficult asset classes. International investing involves special risks, including currency fluctuations, lower liquidity, political and economic uncertainties and differences in accounting standards. Generally when interest rates rise, bond prices fall. The value of high-yield bonds is more sensitive to economic and market conditions than other bonds. Investment in mortgage related securities are sensitive to interest rates and pre-payment patterns.

             See accompanying index descriptions on pages 16 and 17.

ING STRATEGIC ALLOCATION INCOME FUND                  Portfolio Managers' Report

PORTFOLIO MANAGEMENT TEAM: A team of investment professionals led by Mary Ann Fernandez CFA, Aeltus Investment Management, Inc. -- the Sub-Adviser.

GOAL: The ING Strategic Allocation Income Fund ("Strategic Allocation Income") seeks to provide total return consistent with preservation of capital.

PERFORMANCE: For the six months ended November 30, 2003, the Class I shares of Strategic Allocation Income, returned 4.72%, compared to its custom benchmark which returned 3.84% and the Lehman Brothers Aggregate Bond Index which returned 1.04%.

PORTFOLIO SPECIFICS: The Fund's asset allocation had a positive impact on performance. Being underweight in fixed income securities and overweight in domestic equities both helped performance.

The domestic equity portion of the Fund modestly outperformed its sub-benchmark, the Russell 3000. Among large-cap names, while stock selection was strong in healthcare and telecommunications, it was negative in financials and consumer staples. Large-cap sector allocation was positive, with an overweight in technology helping performance, but this was not enough to offset results from adverse security selection. Selection in the industrial and technology sectors accounted for the majority of the underperformance amid small- and mid-cap stocks, and this was offset somewhat by favorable security selection among financial and energy names. Sector allocation among smaller names was positive with an underweight in utilities and an overweight in technology adding to results and an overweight in energy and an underweight industrials detracting from results.

The fixed income portion of the Fund underperformed its sub-benchmark, the Lehman Brothers Aggregate Bond Index. Chief sources of under-performance included over-representation in longer maturity and lower quality credits early in the reporting period when U.S Treasuries rallied strongly. Also, July was a bad month with negative total returns across all sectors and underperformance in the Fund from residential and commercial mortgage-backed bonds. The early underperformance was partially made up in the second half of the period when the corporate and mortgage-backed holdings favored by the Fund outperformed. Overall, an overweight to mortgage-backed securities boosted returns. Our relatively short duration posture throughout the period hurt performance in May when interest rates dropped, but assisted thereafter.

MARKET OUTLOOK: After a shaky start to the year, both the economy and financial markets began to firm in the spring and early summer. Stocks are now up strongly from their March lows, and despite being beat up in July, the bond market has turned in positive results for the year. The S&P 500 Index continued its run on a backdrop of stellar third quarter corporate profits growth and strong economic growth, which hit nineteen year highs with third quarter 2003 reported growth rates at 30% and 8.2% respectively. While we still seek lasting strength in manufacturing and greater gains in employment, we anticipate the recovery will continue into 2004, and although equity gains may be more modest going forward, we look for a strong finish for the year. Going into the new year, we remain slightly overweight equities due to our positive outlook for stocks, and are underweight fixed income securities, principally for valuation reasons.

Portfolio Managers' Report                  ING STRATEGIC ALLOCATION INCOME FUND

                                                 AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED NOVEMBER 30, 2003
                                        ------------------------------------------------------------------------------------
                                                          SINCE INCEPTION  SINCE INCEPTION  SINCE INCEPTION  SINCE INCEPTION
                                                            OF CLASS A       OF CLASS B       OF CLASS C       OF CLASS I
                                        1 YEAR   5 YEAR      01/20/97         03/01/99         06/30/98         01/04/95
                                        ------   ------   ---------------  ---------------  ---------------  ---------------
Including Sales Charge:
  Class A(1)                              3.18%   1.51%        3.31%              --               --               --
  Class B(2)                              3.77%     --           --             1.84%              --               --
  Class C(3)                              7.69%   1.93%          --               --             1.34%              --
  Class I                                 9.75%   2.97%          --               --               --             7.16%
  Excluding Sales Charge:
  Class A                                 9.48%   2.72%        4.20%              --               --               --
  Class B                                 8.77%     --           --             2.22%              --               --
  Class C                                 8.69%   1.93%          --               --             1.34%              --
  Class I                                 9.75%   2.97%          --               --               --             7.16%
Lehman Brothers Aggregate Bond Index      5.18%   6.47%        7.32%(4)         6.99%            6.78%(5)         8.06%(6)
Strategic Allocation Income Composite
  Index(7)                                9.45%   4.54%        7.03%(4)         4.38%            4.86%(5)         9.26%(6)

The table above illustrates the total return of ING Strategic Allocation Income Fund against the Lehman Brothers Aggregate Bond Index and the Strategic Allocation Balanced Composite Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

The performance table does not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Fund. Total returns would have been lower had there been no waiver to the Fund.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1) Reflects deduction of the maximum Class A sales charge of 5.75%.

(2) Reflects deduction of the Class B deferred sales charge of 5% and 2%, respectively, for the 1 year and since inception returns.

(3) Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

(4) Since inception performance for the index is shown from 02/01/97.

(5) Since inception performance for the index is shown from 07/01/98.

(6) Since inception performance for the index is shown from 01/01/95.

(7) The Strategic Allocation Income Composite is comprised of the asset class indices that correspond to the particular asset classes in which the Fund invests and their benchmark weightings. From time to time, adjustments have been made in the asset classes and/or weightings applicable to the Fund, and corresponding adjustments have been made to the composite. Prior to March 1, 2000, the benchmark weightings for the Fund and the composite were 10% in large capitalization stocks, 10% for small-/mid-cap stocks, 10% in international stocks, 10% in real estate stocks, 40% in U.S. dollar bonds, and 10% in international bonds and 10% in money market instruments. The composite for the period March 1, 2000 through December 31, 2001 reflects benchmark weightings of 15% in large cap stocks, 10% in small-/mid-cap stocks, 10% in international stocks, 5% in real estate stocks, 45% in U.S. dollar bonds, and 5% in international bonds and 10% in money market instruments. Effective October 1, 2002 a single category of domestic stocks replaced the group of categories of large cap stocks; small-/mid-cap stocks, and real estate stocks, and the category of international bonds was removed.

PRINCIPAL RISK FACTOR(S): Those generally attributable to stock and bond investing. In addition, the success of the Fund's strategy depends significantly on the asset allocation among difficult asset classes. International investing involves special risks, including currency fluctuations, lower liquidity, political and economic uncertainties and differences in accounting standards. Generally when interest rates rise, bond prices fall. The value of high-yield bonds is more sensitive to economic and market conditions than other bonds. Investment mortgage related securities are sensitive to interest rates and prepayment patterns.

             See accompanying index descriptions on pages 16 and 17.

                               INDEX DESCRIPTIONS

The LEHMAN BROTHERS AGGREGATE BOND INDEX is a widely recognized, unmanaged index of publicly issued fixed rate U.S. Government investment grade, mortgage-backed and corporate debt securities.

THE LEHMAN BROTHERS HIGH YIELD BOND INDEX is an unmanaged index that includes all fixed income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $100m, and at least 1 year to maturity.

THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE INDEX is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australia and the Far East.

THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EUROPE, EX UK, INDEX is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) JAPAN INDEX is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) UK INDEX is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) WORLD INDEX is an unmanaged index that reflects the stock markets of 22 countries, including the United States, Europe, Canada, Australia, New Zealand and the Far East - comprising approximately 1482 securities - with values expressed in U.S. dollars.

THE RUSSELL 3000 INDEX is an unmanaged index that measures performance of 3,000 U.S. companies based on total market capitalization.

THE STANDARD AND POOR'S (S&P) 500 INDEX is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization U.S. companies whose securities are traded on major U.S. stock markets.

THE S&P MIDCAP 400 INDEX is an unmanaged index that measures the performance of the mid-size company segment of the U.S. market.

THE S&P SMALLCAP 600 INDEX is an unmanaged index used to measure stock market performance composed of companies with a weighted average market value of approximately $820 million.


                           All indices are unmanaged.
                 An investor cannot invest directly in an index.

                               INDEX DESCRIPTIONS

ASSET CLASS

                                                 ING               ING                ING
                                                 STRATEGIC         STRATEGIC          STRATEGIC
                                                 ALLOCATION        ALLOCATION         ALLOCATION
                                                 GROWTH FUND       BALANCED FUND(1)   INCOME FUND(2)
----------------------------------------------------------------------------------------------------
EQUITIES
 DOMESTIC STOCKS
 Range                                             0-100%             0-80%              0-70%

 INTERNATIONAL STOCKS
 Range                                              0-20%             0-10%              0-10%

FIXED INCOME
 Range                                              0-40%             0-70%             0-100%

MONEY MARKET INSTRUMENTS
 Range                                              0-30%             0-30%              0-30%

(1) ING Strategic Allocation Balanced Fund will invest no more than 50% of its assets in any combination of the following asset sub-classes:
    small-/mid-capitalization stocks, high-yield bonds, international stocks and international fixed-income securities.

(2) ING Strategic Allocation Income Fund will invest no more than 35% of its assets in any combination of the following asset sub-classes:
    small-/mid-capitalization stocks, high-yield bonds, international stocks and international fixed-income securities.

The Sub-Adviser uses the Strategic Allocation Growth Composite, Strategic Allocation Income Composite, and Strategic Allocation Balanced Composite indices as benchmarks to which it compares the performance of ING Strategic Allocation Growth Fund, ING Strategic Allocation Income Fund and ING Strategic Allocation Balanced Fund, respectively. Each of these Composite indices is a blended index that is derived from the asset class comparative indices set out in the chart below. The chart shows the weightings for each asset class comparative index represented in each benchmark Composite Index, as a percentage of the Composite Index.

                                                                MORGAN STANLEY
                                                                CAPITAL INTERNATIONAL                               31-DAY U.S.
                                                RUSSELL 3000    EUROPE, AUSTRALIA AND       LEHMAN BROTHERS         TREASURY
COMPOSITE INDEX                                 INDEX           FAR EAST INDEX              AGGREGATE BOND INDEX    BILL RATE
 Strategic Allocation Growth Composite              10%                0%                           20%                 10%
 Strategic Allocation Balanced Composite            55%                5%                           35%                  5%
 Strategic Allocation Income Composite              85%                0%                           55%                 10%


                           All indices are unmanaged.
                 An investor cannot invest directly in an index.

    STATEMENTS OF ASSETS AND LIABILITIES as of November 30, 2003 (Unaudited)

                                                            ING              ING              ING
                                                         INDEX PLUS       INDEX PLUS       INDEX PLUS
                                                         LARGE CAP         MID CAP         SMALL CAP
                                                           FUND             FUND              FUND
                                                       --------------   --------------   --------------
ASSETS:
Investments in securities at value*                    $  462,486,899   $  138,078,572   $   52,579,795
Short-term investments, at amortized cost                   5,645,000        1,325,000          620,000
Cash                                                            1,338              271              719
Cash collateral for futures                                    48,000               --                7
Cash collateral for securities loaned                      86,888,793       26,873,016        5,813,137
Receivables:
     Investment securities sold                            23,864,056          499,858        2,744,023
     Fund shares sold                                          25,710          232,973           54,511
     Dividends and interest                                   773,141          122,332           23,738
Variation margin receivable                                       825               --               --
Prepaid expenses                                               52,339           35,483           30,426
Reimbursement due from manager                                    111           13,806           16,187
                                                       --------------   --------------   --------------
       Total assets                                       579,786,212      167,181,311       61,882,543
                                                       --------------   --------------   --------------
LIABILITIES:
Payable for investment securities purchased                25,114,115          934,916        3,435,094
Payable for fund shares redeemed                               21,255           20,098           98,148
Payable upon return of securities loaned                   86,888,793       26,873,016        5,813,137
Payable for affiliates                                                  286,332 94,179           38,928
Payable for director fees                                       6,561              958              332
Other accrued expenses and liabilities                        157,959          103,409           86,960
                                                       --------------   --------------   --------------
       Total liabilities                                  112,475,015       28,026,576        9,472,599
                                                       --------------   --------------   --------------
NET ASSETS                                             $  467,311,197   $  139,154,735   $   52,409,944
                                                       ==============   ==============   ==============
NET ASSETS WERE COMPRISED OF:
Paid-in capital                                        $  544,226,511   $  120,787,754   $   42,110,014
Undistributed net investment income
  (accumulated net investment loss)                          (434,027)         106,622          (46,065)
Accumulated net realized loss on investments,
  futures and foreign currencies                         (152,008,803)      (8,011,182)      (1,020,790)
Net unrealized appreciation of investments,
  futures and foreign currencies                           75,527,516       26,271,541       11,366,785
                                                       --------------   --------------   --------------
NET ASSETS                                             $  467,311,197   $  139,154,735   $   52,409,944
                                                       ==============   ==============   ==============
* Cost of securities                                   $  386,975,706   $  111,807,031   $   41,213,017

                 See Accompanying Notes to Financial Statements

          STATEMENTS OF ASSETS AND LIABILITIES as of November 30, 2003
                             (Unaudited) (Continued)

                                                            ING              ING              ING
                                                         INDEX PLUS       INDEX PLUS       INDEX PLUS
                                                         LARGE CAP         MID CAP         SMALL CAP
                                                           FUND             FUND              FUND
                                                       --------------   --------------   --------------
CLASS A:
Net assets                                             $  239,707,186   $   87,571,350   $   33,156,519
Shares authorized                                         100,000,000      100,000,000      100,000,000
Par value                                              $        0.001   $        0.001   $        0.001
Shares outstanding                                         17,865,323        6,362,905        2,368,445
Net asset value and redemption price per share         $        13.42   $        13.76   $        14.00
Maximum offering price per share (3.00%)(1)            $        13.84   $        14.19   $        14.43

CLASS B:
Net assets                                             $   30,408,057   $   14,638,513   $    6,569,394
Shares authorized                                         100,000,000      100,000,000      100,000,000
Par value                                              $        0.001   $        0.001   $        0.001
Shares outstanding                                          2,271,758        1,088,336          485,717
Net asset value and redemption price per share(2)      $        13.39   $        13.45   $        13.53
Maximum offering price per share                       $        13.39   $        13.45   $        13.53

CLASS C:
Net assets                                             $   18,061,424   $    9,293,975   $    4,166,523
Shares authorized                                         100,000,000      100,000,000      100,000,000
Par value                                              $        0.001   $        0.001   $        0.001
Shares outstanding                                          1,343,341          687,070          305,462
Net asset value and redemption price per share(2)      $        13.45   $        13.53   $        13.64
Maximum offering price per share                       $        13.45   $        13.53   $        13.64

CLASS I:
Net assets                                             $  167,986,295   $   15,946,375   $    1,398,139
Shares authorized                                         100,000,000      100,000,000      100,000,000
Par value                                              $        0.001   $        0.001   $        0.001
Shares outstanding                                         12,434,994        1,148,440           98,539
Net asset value and redemption price per share         $        13.51   $        13.89   $        14.19
Maximum offering price per share                       $        13.51   $        13.89   $        14.19

CLASS O:
Net assets                                             $   11,148,235   $   11,570,724   $    7,119,369
Shares authorized                                         100,000,000      100,000,000      100,000,000
Par value                                              $        0.001   $        0.001   $        0.001
Shares outstanding                                            827,182          837,112          505,385
Net asset value and redemption price per share         $        13.48   $        13.82   $        14.09
Maximum offering price per share                       $        13.48   $        13.82   $        14.09

CLASS R:
Net assets                                                        n/a   $      133,798              n/a
Shares authorized                                                 n/a      100,000,000              n/a
Par value                                                         n/a   $        0.001              n/a
Shares outstanding                                                n/a            9,730              n/a
Net asset value and redemption price per share                    n/a   $        13.75              n/a
Maximum offering price per share                                  n/a   $        13.75              n/a

----------
(1) Maximum offering price is computed at 100/97 of net asset value. On purchases of $50,000 or more, the offering price is reduced.
(2) Redemption price per share may be reduced for any applicable contingent deferred sales charges.

                 See Accompanying Notes to Financial Statements

    STATEMENTS OF ASSETS AND LIABILITIES as of November 30, 2003 (Unaudited)

                                                              ING                    ING                     ING
                                                       STRATEGIC ALLOCATION   STRATEGIC ALLOCATION   STRATEGIC ALLOCATION
                                                             GROWTH                BALANCED                 INCOME
                                                              FUND                   FUND                    FUND
                                                       --------------------   --------------------   --------------------
ASSETS:
Investments in securities at value*                       $   73,767,790         $   92,905,582         $   49,807,020
Short-term investments, at value**                             2,400,000              4,197,125              4,347,563
Short-term investments, at amortized cost                      2,382,000              4,424,000              2,552,000
Cash                                                                  --                     --                  2,681
Cash collateral for securities loaned                         12,541,885             19,475,303             12,363,778
Foreign currencies, at value***                                   22,362                 11,259                     --
Receivables:
     Investment securities sold                                5,956,973              6,143,098              2,706,064
     Fund shares sold                                                             157,383 5,731                  8,464
     Dividends and interest                                      165,844                317,600                218,846
     Other                                                        13,430                     --                  1,490
Prepaid expenses                                                  23,896                 26,118                 18,335
Reimbursement due from manager                                    15,972                 17,045                 23,546
                                                          --------------         --------------         --------------
       Total assets                                           97,447,535            127,522,861             72,049,787
                                                          --------------         --------------         --------------
LIABILITIES:
Payable for investment securities purchased                    8,077,703             12,335,477              8,250,822
Payable for fund shares redeemed                                  41,059                     --                     --
Payable upon return of securities loaned                      12,541,885             19,475,303             12,363,778
Payable for affiliates                                            64,750                 80,955                 51,088
Payable for custodian                                             15,963                 46,733                     --
Payable for director fees                                            622                  1,184                    927
Other accrued expenses and liabilities                           111,982                 91,834                 74,530
                                                          --------------         --------------         --------------
       Total liabilities                                      20,853,964             32,031,486             20,741,145
                                                          --------------         --------------         --------------
NET ASSETS                                                $   76,593,571         $   95,491,375         $   51,308,642
                                                          ==============         ==============         ==============
NET ASSETS WERE COMPRISED OF:
Paid-in capital                                           $   81,350,499         $   99,956,029         $   51,636,755
Undistributed net investment income                             (197,966)              (182,813)               (57,881)
Accumulated net realized loss on investments,
  futures and foreign currencies                             (13,509,615)           (13,845,973)            (3,849,221)
Net unrealized appreciation of investments,
  futures and foreign currencies                               8,950,653              9,564,132              3,578,989
                                                          --------------         --------------         --------------
NET ASSETS                                                $   76,593,571         $   95,491,375         $   51,308,642
                                                          ==============         ==============         ==============
* Cost of securities                                      $   64,820,262         $   83,343,664         $   46,228,790
** Cost of short-term investments at value                $    2,399,472         $    4,196,665         $    4,347,133
*** Cost of foreign currencies                            $       21,984         $       11,187         $           --

                 See Accompanying Notes to Financial Statements

          STATEMENTS OF ASSETS AND LIABILITIES as of November 30, 2003
                             (Unaudited) (Continued)

                                                              ING                    ING                     ING
                                                       STRATEGIC ALLOCATION   STRATEGIC ALLOCATION   STRATEGIC ALLOCATION
                                                             GROWTH                BALANCED                 INCOME
                                                              FUND                   FUND                    FUND
                                                       --------------------   --------------------   --------------------
CLASS A:
Net assets                                                $   46,982,712         $   56,788,606         $   31,444,139
Shares authorized                                            100,000,000            100,000,000            100,000,000
Par value                                                 $        0.001         $        0.001         $        0.001
Shares outstanding                                             4,677,472              5,523,260              3,202,437
Net asset value and redemption price per share            $        10.04         $        10.28         $         9.82
Maximum offering price per share (5.75%)(1) $                      10.65         $        10.91         $        10.42

CLASS B:
Net assets                                                $      937,774         $    1,396,170         $      662,131
Shares authorized                                            100,000,000            100,000,000            100,000,000
Par value                                                 $        0.001         $        0.001         $        0.001
Shares outstanding                                                93,809                136,012                 67,010
Net asset value and redemption price per share(2)         $        10.00         $        10.27         $         9.88
Maximum offering price per share                          $        10.00         $        10.27         $         9.88

CLASS C:
Net assets                                                $      412,851         $      264,914         $      303,038
Shares authorized                                            100,000,000            100,000,000            100,000,000
Par value                                                 $        0.001         $        0.001         $        0.001
Shares outstanding                                                41,076                 25,546                 30,607
Net asset value and redemption price per share(2)         $        10.05         $        10.37         $         9.90
Maximum offering price per share                          $        10.05         $        10.37         $         9.90

CLASS I:
Net assets                                                $   28,260,234         $   37,041,685         $   18,899,334
Shares authorized                                            100,000,000            100,000,000            100,000,000
Par value                                                 $        0.001         $        0.001         $        0.001
Shares outstanding                                             2,794,443              3,571,971              1,907,306
Net asset value and redemption price per share            $        10.11         $        10.37         $         9.91
Maximum offering price per share                          $        10.11         $        10.37         $         9.91

----------
(1) Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.
(2) Redemption price per share may be reduced for any applicable contingent deferred sales charges.

                 See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended November 30, 2003 (Unaudited)

                                                            ING              ING              ING
                                                         INDEX PLUS       INDEX PLUS       INDEX PLUS
                                                       LARGE CAP FUND    MID CAP FUND    SMALL CAP FUND
                                                       --------------   --------------   --------------
INVESTMENT INCOME:
Dividends, net of foreign taxes*                       $    3,769,204   $      677,147   $      166,526
Interest                                                       27,895           14,439            3,657
Securities lending income                                       3,750            1,603            1,871
Other                                                             942            3,754               --
                                                       --------------   --------------   --------------
    Total investment income                                 3,801,791          696,943          172,054
                                                       --------------   --------------   --------------
EXPENSES:
Investment management fees                                    970,030          245,156           87,905
Distribution and service fees:
    Class A                                                   276,031           87,928           32,033
    Class B                                                   133,148           51,664           23,893
    Class C                                                    63,815           26,454           11,442
    Class O                                                     9,545            9,533            5,502
    Class R                                                        --               50               --
Transfer agent fees                                           169,900          119,035           67,160
Administrative service fees                                   172,450           43,583           15,628
Shareholder reporting expense                                  38,890            9,100            3,822
Registration fees                                              26,757           34,607           24,843
Professional fees                                              18,022           13,742           13,286
Custody and accounting expense                                 50,682           23,246           38,194
Directors' fees                                                11,466            2,093              637
Insurance expense                                               3,059              529              138
Miscellaneous expense                                           8,329            2,222            1,861
                                                       --------------   --------------   --------------
    Total expenses                                          1,952,124          668,942          326,344

Less:
    Net waived and reimbursed (recouped) fees                 (46,603)          83,874          108,225
                                                       --------------   --------------   --------------
    Net expenses                                            1,998,727          585,068          218,119
                                                       --------------   --------------   --------------
Net investment income (loss)                                1,803,064          111,875          (46,065)
                                                       --------------   --------------   --------------
REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS AND FUTURES CONTRACTS:
Net realized gain on:
    Investments                                             2,752,862        2,103,423        1,036,726
    Futures contracts                                         265,489           22,562               --
                                                       --------------   --------------   --------------
    Net realized gain on investments
      and futures contracts                                 3,018,351        2,125,985        1,036,726
                                                       --------------   --------------   --------------
Net unrealized gain on investments
  and futures contracts                                    36,627,818       16,726,024        7,063,491
                                                       --------------   --------------   --------------
Net realized and unrealized gain on investments
  and futures contracts                                    39,646,169       18,852,009        8,100,217
                                                       --------------   --------------   --------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS       $   41,449,233   $   18,963,884   $    8,054,152
                                                       ==============   ==============   ==============
 * Foreign taxes                                       $           --   $           --   $           80

                 See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended November 30, 2003 (Unaudited)

                                                            ING               ING             ING
                                                         STRATEGIC         STRATEGIC       STRATEGIC
                                                        ALLOCATION        ALLOCATION      ALLOCATION
                                                        GROWTH FUND      BALANCED FUND    INCOME FUND
                                                       --------------   --------------   --------------
INVESTMENT INCOME:
Dividends, net of foreign taxes*                       $      524,875   $      560,442   $      211,539
Interest                                                      166,594          490,477          452,132
Securities lending income                                         837            4,175            3,101
Other                                                           1,865            1,027              382
                                                       --------------   --------------   --------------
    Total investment income                                   694,171        1,056,121          667,154
                                                       --------------   --------------   --------------
EXPENSES:
Investment management fees                                    279,740          360,468          197,317
Distribution and service fees:
    Class A                                                    53,362           66,912           37,483
    Class B                                                     2,532            4,455            3,429
    Class C                                                     2,125            1,064            1,019
Transfer agent fees                                            20,403           19,110           19,179
Administrative service fees                                    27,974           36,047           19,618
Shareholder reporting expense                                   5,317            5,278            4,004
Registration fees                                              27,057           23,193           29,564
Professional fees                                              15,288           15,106           14,742
Custody and accounting expense                                 76,296           56,114           32,156
Directors' fees                                                 1,638            2,366            1,456
Insurance expense                                                 455              500              378
Miscellaneous expense                                           2,797            2,709            2,241
                                                       --------------   --------------   --------------
    Total expenses                                            514,984          593,322          362,586

Less:
    Net waived and reimbursed fees                            105,799           95,413           99,262
                                                       --------------   --------------   --------------
    Net expenses                                              409,185          497,909          263,324
                                                       --------------   --------------   --------------
Net investment income                                         284,986          558,212          403,830
                                                       --------------   --------------   --------------
REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain on:
    Investments                                             1,863,572        2,382,229        1,120,501
    Foreign currencies                                         40,785           33,206               74
                                                       --------------   --------------   --------------
    Net realized gain on investments
      and foreign currencies                                1,904,357        2,415,435        1,120,575
                                                       --------------   --------------   --------------
Net change in unrealized appreciation on
  investments and foreign currencies                        4,513,811        3,665,939          716,663
                                                       --------------   --------------   --------------
Net realized and unrealized gain on investments
  and foreign currencies                                    6,418,168        6,081,374        1,837,238
                                                       --------------   --------------   --------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS       $    6,703,154   $    6,639,586   $    2,241,068
                                                       ==============   ==============   ==============
 * Foreign taxes                                       $        3,498   $        1,737   $          363

                 See Accompanying Notes to Financial Statements

                 STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

                                                                               ING INDEX PLUS LARGE CAP FUND
                                                                              --------------------------------
                                                                                SIX MONTHS          YEAR
                                                                                  ENDED             ENDED
                                                                               NOVEMBER 30,        MAY 31,
                                                                                  2003              2003
                                                                              --------------    --------------
FROM OPERATIONS:
Net investment income                                                         $    1,803,064    $    3,096,818
Net realized gain (loss) on investments and futures contracts                      3,018,351       (50,143,327)
Net change in unrealized appreciation of investments
  and futures contracts                                                           36,627,818        14,399,843
                                                                              --------------    --------------
Net increase (decrease) in net assets resulting from operations                   41,449,233       (32,646,666)
                                                                              --------------    --------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
  Class A                                                                         (1,509,617)       (1,576,251)
  Class B                                                                            (12,848)           (3,483)
  Class C                                                                            (31,722)          (30,672)
  Class I                                                                         (1,412,644)       (1,440,407)
  Class O                                                                            (77,266)          (25,659)
                                                                              --------------    --------------
Total distributions                                                               (3,044,097)       (3,076,472)
                                                                              --------------    --------------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                                                  76,674,651       133,138,909
Dividends reinvested                                                               2,968,301         3,037,188
                                                                              --------------    --------------
                                                                                  79,642,952       136,176,097
Cost of shares redeemed                                                          (52,573,978)      (90,000,266)
                                                                              --------------    --------------
Net increase in net assets resulting from capital share transactions              27,068,974        46,175,831
                                                                              --------------    --------------
Net increase in net assets                                                        65,474,110        10,452,693
                                                                              --------------    --------------
NET ASSETS:
Beginning of period                                                              401,837,087       391,384,394
                                                                              --------------    --------------
End of period                                                                 $  467,311,197    $  401,837,087
                                                                              ==============    ==============
Undistributed net investment income (accumulated net investment loss)
  at end of period                                                            $     (434,027)   $      807,006
                                                                              ==============    ==============

                 See Accompanying Notes to Financial Statements

                 STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

                                                                                ING INDEX PLUS MID CAP FUND
                                                                              --------------------------------
                                                                                SIX MONTHS          YEAR
                                                                                  ENDED             ENDED
                                                                               NOVEMBER 30,        MAY 31,
                                                                                  2003              2003
                                                                              --------------    --------------
FROM OPERATIONS:
Net investment income                                                         $      111,875    $      129,464
Net realized gain (loss) on investments                                            2,125,985        (8,474,833)
Net change in unrealized appreciation of investments                              16,726,024         5,305,471
                                                                              --------------    --------------
Net increase (decrease) in net assets resulting from operations                   18,963,884        (3,039,898)
                                                                              --------------    --------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
  Class A                                                                            (83,374)               --
  Class I                                                                            (30,188)               --
  Class O                                                                            (14,966)               --
  Class R                                                                               (220)
Net realized gain from investments:
  Class A                                                                                 --          (324,915)
  Class B                                                                                 --           (42,712)
  Class C                                                                                 --           (33,121)
  Class I                                                                                 --           (81,873)
  Class O                                                                                 --           (27,040)
                                                                              --------------    --------------
Total distributions                                                                 (128,748)         (509,661)
                                                                              --------------    --------------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                                                  45,963,084        64,684,013
Dividends reinvested                                                                 121,861           474,240
                                                                              --------------    --------------
                                                                                  46,084,945        65,158,253
Cost of shares redeemed                                                          (11,161,521)      (37,959,828)
                                                                              --------------    --------------
Net increase in net assets resulting from capital share transactions              34,923,424        27,198,425
                                                                              --------------    --------------
Net increase in net assets                                                        53,758,560        23,648,866
                                                                              --------------    --------------
NET ASSETS:
Beginning of period                                                               85,396,175        61,747,309
                                                                              --------------    --------------
End of period                                                                 $  139,154,735    $   85,396,175
                                                                              ==============    ==============
Undistributed net investment income at end of period                          $      106,622    $      123,495
                                                                              ==============    ==============

                 See Accompanying Notes to Financial Statements

                 STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

                                                                               ING INDEX PLUS SMALL CAP FUND
                                                                              --------------------------------
                                                                                SIX MONTHS          YEAR
                                                                                  ENDED             ENDED
                                                                               NOVEMBER 30,        MAY 31,
                                                                                  2003              2003
                                                                              --------------    --------------
FROM OPERATIONS:
Net investment loss                                                           $      (46,065)   $      (23,744)
Net realized gain (loss) on investments                                            1,036,726        (1,703,335)
Net change in unrealized appreciation of investments                               7,063,491         1,593,405
                                                                              --------------    --------------
Net increase (decrease) in net assets resulting from operations                    8,054,152          (133,674)
                                                                              --------------    --------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net realized gain from investments:
  Class A                                                                                 --          (138,414)
  Class B                                                                                 --           (27,037)
  Class C                                                                                 --           (16,007)
  Class I                                                                                 --            (4,276)
  Class O                                                                                 --           (20,388)
                                                                              --------------    --------------
Total distributions                                                                       --          (206,122)
                                                                              --------------    --------------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                                                  21,125,756        21,510,229
Dividends reinvested                                                                      --           195,900
                                                                              --------------    --------------
                                                                                  21,125,756        21,706,129
Cost of shares redeemed                                                           (3,862,267)       (8,163,767)
                                                                              --------------    --------------
Net increase in net assets resulting from capital share transactions              17,263,489        13,542,362
                                                                              --------------    --------------
Net increase in net assets                                                        25,317,641        13,202,566
                                                                              --------------    --------------
NET ASSETS:
Beginning of period                                                               27,092,303        13,889,737
                                                                              --------------    --------------
End of period                                                                 $   52,409,944    $   27,092,303
                                                                              ==============    ==============
Accumulated net investment loss at end of period                              $      (46,065)   $           --
                                                                              ==============    ==============

                 See Accompanying Notes to Financial Statements

                 STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

                                                                            ING STRATEGIC ALLOCATION GROWTH FUND
                                                                            ------------------------------------
                                                                              SIX MONTHS              YEAR
                                                                                ENDED                 ENDED
                                                                             NOVEMBER 30,            MAY 31,
                                                                                2003                  2003
                                                                            --------------        --------------
FROM OPERATIONS:
Net investment income                                                       $      284,986        $      496,133
Net realized gain (loss) on investments, futures and foreign currencies          1,904,357            (6,277,689)
Net change in unrealized appreciation of investments, futures and
  foreign currencies                                                             4,513,811             1,739,045
                                                                            --------------        --------------
Net increase (decrease) in net assets resulting from operations                  6,703,154            (4,042,511)
                                                                            --------------        --------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
  Class A                                                                         (413,078)              (57,475)
  Class B                                                                           (6,385)                   --
  Class C                                                                             (443)                   --
  Class I                                                                         (303,624)             (113,963)
                                                                            --------------        --------------
Total distributions                                                               (723,530)             (171,438)
                                                                            --------------        --------------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                                                11,263,543            40,011,481
Dividends reinvested                                                               722,604               171,371
                                                                            --------------        --------------
                                                                                11,986,147            40,182,852
Cost of shares redeemed                                                         (5,545,140)          (30,221,215)
                                                                            --------------        --------------
Net increase in net assets resulting from capital share transactions             6,441,007             9,961,637
                                                                            --------------        --------------
Net increase in net assets                                                      12,420,631             5,747,688
                                                                            --------------        --------------
NET ASSETS:
Beginning of period                                                             64,172,940            58,425,252
                                                                            --------------        --------------
End of period                                                               $   76,593,571        $   64,172,940
                                                                            ==============        ==============
Undistributed net investment income (accumulated net investment loss)
  at end of period                                                          $     (197,966)       $      240,578
                                                                            ==============        ==============

                 See Accompanying Notes to Financial Statements

                 STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

                                                                            ING STRATEGIC ALLOCATION BALANCED FUND
                                                                            --------------------------------------
                                                                              SIX MONTHS                YEAR
                                                                                ENDED                   ENDED
                                                                             NOVEMBER 30,              MAY 31,
                                                                                2003                    2003
                                                                            --------------          --------------
FROM OPERATIONS:
Net investment income                                                       $      558,212          $      918,567
Net realized gain (loss) on investments, futures and foreign currencies          2,415,435              (6,482,336)
Net change in unrealized appreciation of investments, futures
  and foreign currencies                                                         3,665,939               2,653,874
                                                                            --------------          --------------
Net increase (decrease) in net assets resulting from operations                  6,639,586              (2,909,895)
                                                                            --------------          --------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
  Class A                                                                         (543,890)               (378,021)
  Class B                                                                           (9,457)                 (2,664)
  Class C                                                                           (1,327)                   (372)
  Class I                                                                         (428,748)               (422,339)
                                                                            --------------          --------------
Total distributions                                                               (983,422)               (803,396)
                                                                            --------------          --------------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                                                10,346,418              30,451,232
Dividends reinvested                                                               982,635                 802,939
                                                                            --------------          --------------
                                                                                11,329,053              31,254,171
Cost of shares redeemed                                                         (8,313,241)            (18,100,020)
                                                                            --------------          --------------
Net increase in net assets resulting from capital share transactions             3,015,812              13,154,151
                                                                            --------------          --------------
Net increase in net assets                                                       8,671,976               9,440,860
                                                                            --------------          --------------
NET ASSETS:
Beginning of period                                                             86,819,399              77,378,539
                                                                            --------------          --------------
End of period                                                               $   95,491,375          $   86,819,399
                                                                            ==============          ==============
Undistributed net investment income (accumulated net investment loss)
  at end of period                                                          $     (182,813)         $      242,397
                                                                            ==============          ==============

                 See Accompanying Notes to Financial Statements

                 STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

                                                                             ING STRATEGIC ALLOCATION INCOME FUND
                                                                            --------------------------------------
                                                                              SIX MONTHS                YEAR
                                                                                ENDED                   ENDED
                                                                             NOVEMBER 30,              MAY 31,
                                                                                2003                    2003
                                                                            --------------          --------------
FROM OPERATIONS:
Net investment income                                                       $      403,830          $      772,415
Net realized gain (loss) on investments, futures and foreign currencies          1,120,575              (2,177,516)
Net change in unrealized appreciation of investments, futures
  and foreign currencies                                                           716,663               1,212,501
                                                                            --------------          --------------
Net increase (decrease) in net assets resulting from operations                  2,241,068                (192,600)
                                                                            --------------          --------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
  Class A                                                                         (338,452)               (333,481)
  Class B                                                                           (2,632)                 (4,325)
  Class C                                                                             (688)                   (885)
  Class I                                                                         (245,666)               (269,452)
                                                                            --------------          --------------
Total distributions                                                               (587,438)               (608,143)
                                                                            --------------          --------------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                                                 5,914,442              19,493,771
Dividends reinvested                                                               586,242                 607,934
                                                                            --------------          --------------
                                                                                 6,500,684              20,101,705
Cost of shares redeemed                                                         (5,066,580)            (13,650,753)
                                                                            --------------          --------------
Net increase in net assets resulting from capital share transactions             1,434,104               6,450,952
                                                                            --------------          --------------
Net increase in net assets                                                       3,087,734               5,650,209
                                                                            --------------          --------------
NET ASSETS:
Beginning of period                                                             48,220,908              42,570,699
                                                                            --------------          --------------
End of period                                                               $   51,308,642          $   48,220,908
                                                                            ==============          ==============
Undistributed net investment income (accumulated net investment loss)
  at end of period                                                          $      (57,881)         $      125,727
                                                                            ==============          ==============

                 See Accompanying Notes to Financial Statements

ING INDEX PLUS LARGECAP FUND (UNAUDITED)                    FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                        CLASS A
                                                     ----------------------------------------------------------------------------
                                                      SIX MONTHS       YEAR      SEVEN MONTHS
                                                        ENDED          ENDED        ENDED              YEAR ENDED OCTOBER 31,
                                                     NOVEMBER 30,     MAY 31,      MAY 31,       --------------------------------
                                                         2003          2003        2002(4)         2001         2000        1999
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period              $      12.27         13.68        13.72         18.64        17.36       13.70
 Income from investment operations:
 Net investment income                             $       0.05          0.10         0.05          0.09         0.06        0.07*
 Net realized and unrealized gain (loss)
 on investments                                    $       1.19         (1.40)        0.00**       (4.96)        1.28        3.84
 Total from investment operations                  $       1.24         (1.30)        0.05         (4.87)        1.34        3.91
 Less distributions from:
 Net investment income                             $       0.09          0.11         0.09          0.05         0.06        0.05
 Net realized gain from investments                $         --            --           --            --           --        0.20
 Total distributions                               $       0.09          0.11         0.09          0.05         0.06        0.25
 Net asset value, end of period                    $      13.42         12.27        13.68         13.72        18.64       17.36
 TOTAL RETURN(2)                                   %      10.09         (9.48)        0.34        (26.19)        7.74       28.78

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                 $    239,707       207,230      183,379       173,369      187,566      81,908
 Ratios to average net assets:
 Net expenses after expense
 reimbursement/recoupment (3)(5)                   %       0.95          0.95         0.94          0.91         0.91        0.95
 Gross expenses prior to expense
 reimbursement/recoupment(3)                       %       0.93          0.97         0.94          0.91         0.91        1.00
 Net investment income after
 reimbursement/recoupment(3)(5)                    %       0.81          0.88         0.56          0.58         0.31        0.42
 Portfolio turnover rate                           %         82           112           87           117          104          72

                                                                                       CLASS B
                                                     -----------------------------------------------------------------------------
                                                     SIX MONTHS        YEAR      SEVEN MONTHS                            MARCH 1
                                                       ENDED          ENDED         ENDED       YEAR ENDED OCTOBER 31,   1999(1) TO
                                                     NOVEMBER 30,     MAY 31,       MAY 31,     ----------------------  OCTOBER 31,
                                                        2003           2003         2002(4)       2001        2000         1999
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period              $      12.21        13.59          13.60       18.57       17.37        15.68
 Income from investment operations:
 Net investment income (loss)                      $         --         0.02          (0.02)      (0.03)       0.01        (0.04)*
 Net realized and unrealized gain (loss)
 on investments                                    $       1.19        (1.40)          0.01       (4.94)       1.19         1.73
 Total from investment operations                  $       1.19        (1.38)         (0.01)      (4.97)       1.20         1.69
 Less distributions from:
 Net investment income                             $       0.01         0.00**           --          --          --           --
 Total distributions                               $       0.01         0.00**           --          --          --           --
 Net asset value, end of period                    $      13.39        12.21          13.59       13.60       18.57        17.37
 TOTAL RETURN(2)                                   %       9.71       (10.14)         (0.07)     (26.76)       6.91        10.78

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                 $     30,408       24,228         27,672      28,933      32,666       17,386
 Ratios to average net assets:
 Net expenses after expense
 reimbursement/recoupment(3)(5)                    %       1.70         1.70           1.69        1.66        1.66         1.70
 Gross expenses prior to expense
 reimbursement/recoupment(3)                       %       1.68         1.72           1.69        1.66        1.66         1.75
 Net investment income (loss) after
 reimbursement/recoupment(3)(5)                    %       0.05         0.13          (0.19)      (0.17)      (0.44)       (0.32)
 Portfolio turnover rate                           %         82          112             87         117         104           72

(1)  Commencement of operations of class.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.

(3)  Annualized for periods less than one year.

(4)  The Fund changed its fiscal year end to May 31.

(5) The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

* Per share data calculated using weighted average number of shares outstanding throughout the period.

**   Amount is less than $0.01 per share.

                 See Accompanying Notes to Financial Statements

ING INDEX PLUS LARGECAP FUND (UNAUDITED) (CONTINUED)        FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                          CLASS C
                                                     ------------------------------------------------------------------------------
                                                      SIX MONTHS        YEAR      SEVEN MONTHS
                                                        ENDED           ENDED        ENDED            YEAR ENDED OCTOBER 31,
                                                      NOVEMBER 30,     MAY 31,       MAY 31,     ----------------------------------
                                                         2003            2003        2002(3)       2001         2000        1999
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period              $      12.27         13.64         13.64        18.57        17.33       13.74
 Income from investment operations:
 Net investment income (loss)                      $       0.02          0.05          0.02         0.03           --       (0.01)*
 Net realized and unrealized gain (loss)
 on investments                                    $       1.18         (1.40)        (0.02)       (4.96)        1.24        3.85
 Total from investment operations                  $       1.20         (1.35)         0.00**      (4.93)        1.24        3.84
 Less distributions from:
 Net investment income                             $       0.02          0.02            --           --           --        0.05
 Net realized gain from investments                          --            --            --           --           --        0.20
 Total distributions                               $       0.02          0.02            --           --           --        0.25
 Net asset value, end of period                    $      13.45         12.27         13.64        13.64        18.57       17.33
 TOTAL RETURN(1)                                   %       9.81         (9.88)         0.00       (26.55)        7.17       28.17

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                 $     18,061        16,434        23,267       27,742       51,143      33,439
 Ratios to average net assets:
 Net expenses after expense
 reimbursement/recoupment(2)(4)                    %       1.45          1.45          1.44         1.41         1.41        1.45
 Gross expenses prior to expense
 reimbursement/recoupment(2)                       %       1.43          1.46          1.44         1.41         1.41        1.50
 Net investment income (loss) after
 reimbursement/recoupment(2)(4)                    %       0.30          0.37          0.07         0.08        (0.19)      (0.07)
 Portfolio turnover rate                           %         82           112            87          117          104          72

                                                                                           CLASS I
                                                     ------------------------------------------------------------------------------
                                                      SIX MONTHS      YEAR         SEVEN MONTHS
                                                        ENDED         ENDED           ENDED            YEAR ENDED OCTOBER 31,
                                                     NOVEMBER 30,     MAY 31,         MAY 31,    ----------------------------------
                                                         2003          2003           2002(3)        2001       2000        1999
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period              $      12.37         13.78          13.83         18.79      17.48       13.78
 Income from investment operations:
 Net investment income                             $       0.07          0.14           0.07          0.14       0.07        0.11*
 Net realized and unrealized gain (loss)
 on investments                                    $       1.18         (1.41)          0.01         (5.01)      1.32        3.86
 Total from investment operations                  $       1.25         (1.27)          0.08         (4.87)      1.39        3.97
 Less distributions from:
 Net investment income                             $       0.11          0.14           0.13          0.09       0.08        0.07
 Net realized gain from investments                $         --            --             --            --         --        0.20
 Total distributions                               $       0.11          0.14           0.13          0.09       0.08        0.27
 Net asset value, end of period                    $      13.51         12.37          13.78         13.83      18.79       17.48
 TOTAL RETURN(1)                                   %      10.17         (9.18)          0.51        (26.03)      7.99       29.05

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                 $    167,986       149,091        155,948       136,852    170,673     141,377
 Ratios to average net assets:
 Net expenses after expense
 reimbursement/recoupment(2)(4)                    %       0.70          0.70           0.69          0.66       0.66        0.70
 Gross expenses prior to expense
 reimbursement/recoupment(2)                       %       0.68          0.72           0.69          0.66       0.66        0.75
 Net investment income after
 reimbursement/recoupment(2)(4)                    %       1.06          1.13           0.81          0.83       0.56        0.67
 Portfolio turnover rate                           %         82           112             87           117        104          72

(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.

(2)  Annualized for periods less than one year.

(3)  The Fund changed its fiscal year end to May 31.

(4) The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

* Per share data calculated using weighted average number of shares outstanding throughout the period.

**   Amount is less than $0.01 per share.

                 See Accompanying Notes to Financial Statements

ING INDEX PLUS LARGECAP FUND (UNAUDITED) (CONTINUED)        FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                          CLASS O
                                                     ----------------------------------------------------------
                                                       SIX MONTHS       YEAR       SEVEN MONTHS    AUGUST 31,
                                                         ENDED         ENDED           ENDED       2001(1) TO
                                                      NOVEMBER 30,     MAY 31,        MAY 31,      OCTOBER 31,
                                                         2003           2003          2002(4)         2001
---------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period              $      12.33         13.76          13.83          15.66
 Income from investment operations:
 Net investment income                             $       0.02          0.09           0.07           0.07
 Net realized and unrealized gain (loss)
 on investments                                    $       1.23         (1.40)         (0.02)         (1.90)
 Total from investment operations                  $       1.25         (1.31)          0.05          (1.83)
 Less distributions from:
 Net investment income                             $       0.10          0.12           0.12             --
 Total distributions                               $       0.10          0.12           0.12             --
 Net asset value, end of period                    $      13.48         12.33          13.76          13.83
 TOTAL RETURN(2)                                   %      10.13         (9.46)          0.34         (11.69)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                 $     11,148         4,854          1,119             18
 Ratios to average net assets:
 Net Expenses after expense
 reimbursement/recoupment (3)(5)                          %0.95          0.95           0.94           0.91
 Gross expenses prior to expense
 reimbursement/recoupment(3)                              %0.93          0.97           0.94           0.91
 Net investment income after expense
 reimbursement/recoupment(3)(5)                           %0.82          0.91           0.50           0.58
 Portfolio turnover rate                                    %82           112             87            117

(1)  Commencement of operations of class.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.

(3)  Annualized for periods less than one year.

(4)  The Fund changed its fiscal year end to May 31.

(5) The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

                 See Accompanying Notes to Financial Statements

ING INDEX PLUS MIDCAP FUND (UNAUDITED)                      FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                          CLASS A
                                                     ------------------------------------------------------------------------------
                                                       SIX MONTHS       YEAR       SEVEN MONTHS
                                                         ENDED         ENDED           ENDED            YEAR ENDED OCTOBER 31,
                                                      NOVEMBER 30,     MAY 31,        MAY 31,     ---------------------------------
                                                          2003          2003          2002(4)        2001       2000        1999
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period              $      11.64         12.92          10.98       14.72        12.66       10.34
 Income from investment operations:
 Net investment income                             $       0.01          0.02           0.01        0.03         0.03        0.04*
 Net realized and unrealized gain (loss)
 on investments                                    $       2.12         (1.20)          1.96       (1.73)        3.86        2.32
 Total from investment operations                  $       2.13         (1.18)          1.97       (1.70)        3.89        2.36
 Less distributions from:
 Net investment income                             $       0.01            --           0.03        0.02         0.05        0.04
 Net realized gain from investments                $         --          0.10             --        2.02         1.78          --
 Total distributions                               $       0.01          0.10           0.03        2.04         1.83        0.04
 Net asset value, end of period                    $      13.76         11.64          12.92       10.98        14.72       12.66
 TOTAL RETURN(2)                                   %      18.33         (9.10)         17.94      (12.79)       35.14       22.81

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                 $     87,571        55,636         41,127      18,805       10,999       3,434
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(5)    %       1.00          0.99           1.00        1.00         1.00        1.00
 Gross expenses prior to expense reimbursement(3)  %       1.15          1.38           1.31        1.50         1.50        2.03
 Net investment income after reimbursement(3)(5)   %       0.28          0.26           0.15        0.28         0.13        0.30
 Portfolio turnover rate                           %        107           128            190         181          180         131

                                                                                         CLASS B
                                                     ------------------------------------------------------------------------------
                                                      SIX MONTHS      YEAR       SEVEN MONTHS                             MARCH 1
                                                        ENDED        ENDED           ENDED      YEAR ENDED OCTOBER 31,   1999(1) TO
                                                     NOVEMBER 30,    MAY 31,        MAY 31,    ------------------------  OCTOBER 31,
                                                         2003         2003          2002(4)       2001         2000         1999
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period              $      11.40       12.76          10.87       14.62        12.61        11.23
 Income from investment operations:
 Net investment loss                               $      (0.03)      (0.04)         (0.03)      (0.05)       (0.02)       (0.04)*
 Net realized and unrealized gain (loss)
 on investments                                    $       2.08       (1.22)          1.92       (1.72)        3.79         1.42
 Total from investment operations                  $       2.05       (1.26)          1.89       (1.77)        3.77         1.38
 Less distributions from:
 Net realized gain from investments                $         --        0.10             --        1.98         1.76           --
 Total distributions                               $         --        0.10             --        1.98         1.76           --
 Net asset value, end of period                    $      13.45       11.40          12.76       10.87        14.62        12.61
 TOTAL RETURN(2)                                   %      17.98       (9.84)         17.39      (13.39)       34.09        12.29

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                 $     14,639       7,733          3,942       1,405        1,568          446
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(5)    %       1.75        1.74           1.75        1.75         1.75         1.75
 Gross expenses prior to expense reimbursement(3)  %       1.90        2.13           2.06        2.25         2.25         2.78
 Net investment loss after reimbursement(3)(5)     %      (0.47)      (0.47)         (0.59)      (0.47)       (0.62)       (0.45)
 Portfolio turnover rate                           %        107         128            190         181          180          131

(1)  Commencement of operations of class.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.

(3)  Annualized for periods less than one year.

(4)  The Fund changed its fiscal year end to May 31.

(5) The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

* Per share data calculated using weighted average number of shares outstanding throughout the period.

                 See Accompanying Notes to Financial Statements

ING INDEX PLUS MIDCAP FUND (UNAUDITED) (CONTINUED)          FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                       CLASS C
                                                     -----------------------------------------------------------------------------
                                                      SIX MONTHS       YEAR      SEVEN MONTHS
                                                        ENDED          ENDED         ENDED             YEAR ENDED OCTOBER 31,
                                                     NOVEMBER 30,     MAY 31,       MAY 31,     ----------------------------------
                                                         2003          2003         2002(3)       2001         2000        1999
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period              $      11.45        12.79          10.87       14.60        12.59       10.33
 Income from investment operations:
 Net investment loss                               $      (0.02)       (0.02)         (0.02)      (0.02)       (0.02)      (0.02)*
 Net realized and unrealized gain (loss)
 on investments                                    $       2.10        (1.22)          1.94       (1.73)        3.81        2.31
 Total from investment operations                  $       2.08        (1.24)          1.92       (1.75)        3.79        2.29
 Less distributions from:
 Net investment income                             $         --           --             --          --           --        0.03
 Net realized gain from investments $                        --         0.10             --        1.98         1.78          --
 Total distributions                               $         --         0.10             --        1.98         1.78        0.03
 Net asset value, end of period                    $      13.53        11.45          12.79       10.87        14.60       12.59
 TOTAL RETURN(1)                                   %      18.17        (9.66)         17.57      (13.19)       34.41       22.19

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                 $      9,294        5,363          3,200       1,791        1,612         516
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(2)(4)                               %       1.50         1.49           1.50        1.50         1.50        1.50
 Gross expenses prior to expense
 reimbursement(2)                                  %       1.65         1.88           1.81        2.00         2.00        2.53
 Net investment (loss) after
 reimbursement(2)(4)                               %      (0.22)       (0.22)         (0.34)      (0.22)       (0.37)      (0.20)
 Portfolio turnover rate                           %        107          128            190         181          180         131

                                                                                         CLASS I
                                                     -----------------------------------------------------------------------------
                                                       SIX MONTHS       YEAR      SEVEN MONTHS
                                                         ENDED         ENDED         ENDED             YEAR ENDED OCTOBER 31,
                                                      NOVEMBER 30,     MAY 31,       MAY 31,    ----------------------------------
                                                          2003          2003         2002(3)       2001        2000        1999
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period              $      11.74         13.00         11.05       14.78        12.70       10.36
 Income from investment operations:
 Net investment income                             $       0.03          0.05          0.04        0.11         0.02        0.07*
 Net realized and unrealized gain (loss)
 on investments                                    $       2.15         (1.21)         1.96       (1.78)        3.90        2.32
 Total from investment operations                  $       2.18         (1.16)         2.00       (1.67)        3.92        2.39
 Less distributions from:
 Net investment income                             $       0.03            --          0.05        0.04         0.06        0.05
 Net realized gain from investments                $         --          0.10            --        2.02         1.78          --
 Total distributions                               $       0.03          0.10          0.05        2.06         1.84        0.05
 Net asset value, end of period                    $      13.89         11.74         13.00       11.05        14.78       12.70
 TOTAL RETURN(1)                                   %      18.55         (8.89)        18.13      (12.52)       35.42       23.14

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                 $     15,946        12,007        11,459         456        2,219       6,806
 Ratios to average net assets:
 Net expenses after expense
 reimbursement (2)(4)                              %       0.75          0.75          0.75        0.75         0.75        0.75
 Gross expenses prior to expense
 reimbursement(2)                                  %       0.90          1.13          1.06        1.25         1.25        1.78
 Net investment income after
 reimbursement(2)(4)                               %       0.53          0.50          0.37        0.53         0.38        0.55
 Portfolio turnover rate                           %        107           128           190         181          180         131

(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.

(2)  Annualized for periods less than one year.

(3)  The Fund changed its fiscal year end to May 31.

(4) The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

* Per share data calculated using weighted average number of shares outstanding throughout the period.

                 See Accompanying Notes to Financial Statements

ING INDEX PLUS MIDCAP FUND (UNAUDITED) (CONTINUED)          FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                              CLASS O                                   CLASS R
                                                     --------------------------------------------------------        -------------
                                                      SIX MONTHS        YEAR       SEVEN MONTHS   AUGUST 31,           NOVEMBER 1,
                                                        ENDED           ENDED         ENDED       2001(1) TO           2003(1) TO
                                                     NOVEMBER 30,      MAY 31,       MAY 31,      OCTOBER 31,         NOVEMBER 30,
                                                        2003            2003         2002(4)         2001                 2003
-------------------------------------------------------------------------------------------------------------        -------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period              $      11.69          12.97          11.04         12.42              12.64
 Income from investment operations:
 Net investment income                             $       0.00*          0.02           0.03          0.03               0.00*
 Net realized and unrealized gain (loss)
 on investments                                    $       2.15          (1.20)          1.95         (1.41)              1.11
 Total from investment operations                  $       2.15          (1.18)          1.98         (1.38)              1.11
 Less distributions from:
 Net investment income                             $       0.02             --           0.05            --                 --
 Net realized gain from investments                $         --           0.10             --            --                 --
 Total distributions                               $       0.02           0.10           0.05            --                 --
 Net asset value, end of period                    $      13.82          11.69          12.97         11.04              13.75
 TOTAL RETURN(2)                                   %      18.39          (9.06)         17.94        (11.11)             (0.08)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                 $     11,571          4,658          2,020            30                134
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(5)                               %       1.00           0.99           1.00          1.00               1.25
 Gross expenses prior to expense
 reimbursement(3)                                  %       1.15           1.38           1.31          1.50               1.40
 Net investment income after
 reimbursement(3)(5)                               %       0.27           0.29           0.15          0.28               2.56
 Portfolio turnover rate                           %        107            128            190           181                107

(1)  Commencement of operations of class.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.

(3)  Annualized for periods less than one year.

(4)  The Fund changed its fiscal year end to May 31.

(5) The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

*    Amount is less than $0.01 per share.

                 See Accompanying Notes to Financial Statements

ING INDEX PLUS SMALLCAP FUND (UNAUDITED)                    FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                        CLASS A
                                                     ----------------------------------------------------------------------------
                                                      SIX MONTHS       YEAR        SEVEN MONTHS
                                                        ENDED         ENDED           ENDED           YEAR ENDED OCTOBER 31,
                                                      NOVEMBER 30,    MAY 31,         MAY 31,    --------------------------------
                                                         2003          2003           2002(4)       2001        2000         1999
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period              $      11.41        12.78           10.72        11.61       9.92         8.86
 Income from investment operations:
 Net investment income (loss)                      $      (0.01)        0.00**            --        (0.02)     (0.03)          --*
 Net realized and unrealized gain (loss)
 on investments                                    $       2.60        (1.24)           2.06        (0.87)      1.72         1.07
 Total from investment operations                  $       2.59        (1.24)           2.06        (0.89)      1.69         1.07
 Less distributions from:
 Net investment income                             $         --           --              --           --         --         0.01
 Net realized gain from investments                $         --         0.13              --           --         --           --
 Total distributions                               $         --         0.13              --           --         --         0.01
 Net asset value, end of period                    $      14.00        11.41           12.78        10.72      11.61         9.92
 TOTAL RETURN(2)                                   %      22.70        (9.64)          19.22        (7.67)     17.04        12.13

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                 $     33,157       18,016           9,316        5,020      3,806        2,348
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(5)                               %       1.00         0.98            1.00         1.00       1.00         1.00
 Gross expenses prior to expense
 reimbursement(3)                                  %       1.55         2.37            2.11         2.10       1.77         2.28
 Net investment income (loss) after
 reimbursement(3)(5)                               %      (0.11)        0.00           (0.06)       (0.16)     (0.30)       (0.02)
 Portfolio turnover rate                           %        119          129              61          118        134           85

                                                                                        CLASS B
                                                     -----------------------------------------------------------------------------
                                                      SIX MONTHS      YEAR       SEVEN MONTHS                            MARCH 1
                                                        ENDED         ENDED         ENDED       YEAR ENDED OCTOBER 31,  1999(1) TO
                                                     NOVEMBER 30,    MAY 31,       MAY 31,     -----------------------  OCTOBER 31,
                                                         2003          2003        2002(4)       2001         2000         1999
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period              $      11.06        12.50         10.52       11.48         9.88         8.91
 Income from investment operations:
 Net investment income (loss)                      $      (0.04)       (0.06)        (0.02)      (0.08)       (0.03)*      (0.05)*
 Net realized and unrealized gain (loss)
 on investments                                    $       2.51        (1.25)         2.00       (0.88)        1.63         1.02
 Total from investment operations                  $       2.47        (1.31)         1.98       (0.96)        1.60         0.97
 Less distributions from:
 Net realized gain from investments                $         --         0.13            --          --           --           --
 Total distributions                               $         --         0.13            --          --           --           --
 Net asset value, end of period                    $      13.53        11.06         12.50       10.52        11.48         9.88
 TOTAL RETURN(2)                                   %      22.33       (10.42)        18.73       (8.36)       16.19        10.89

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                 $      6,569        3,586         2,246         498          299          193
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(5)                               %       1.75         1.73          1.75        1.75         1.75         1.75
 Gross expenses prior to expense
 reimbursement(3)                                  %       2.30         3.12          2.86        2.85         2.52         3.03
 Net investment loss after
 reimbursement(3)(5)                               %      (0.86)       (0.75)        (0.75)      (0.91)       (1.05)       (0.77)
 Portfolio turnover rate                           %        119          129            61         118          134           85

(1)  Commencement of operations of class.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.

(3)  Annualized for periods less than one year.

(4)  The Fund changed its fiscal year end to May 31.

(5) The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

* Per share data calculated using weighted average number of shares outstanding throughout the period.

**   Amount is less than $0.01 per share.

                 See Accompanying Notes to Financial Statements

ING INDEX PLUS SMALLCAP FUND (UNAUDITED) (CONTINUED)        FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                        CLASS C
                                                     ---------------------------------------------------------------------------
                                                      SIX MONTHS       YEAR      SEVEN MONTHS
                                                        ENDED         ENDED        ENDED             YEAR ENDED OCTOBER 31,
                                                     NOVEMBER 30,     MAY 31,      MAY 31,      ---------------------------------
                                                        2003           2003        2002(3)        2001         2000         1999
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period              $      11.15        12.56        10.57        11.50         9.87         8.84
 Income from investment operations:
 Net investment (loss)                             $      (0.03)       (0.03)       (0.02)       (0.09)       (0.03)       (0.05)*
 Net realized and unrealized gain (loss)
 on investments                                    $       2.52        (1.25)        2.01        (0.84)        1.66         1.08
 Total from investment operations                  $       2.49        (1.28)        1.99        (0.93)        1.63         1.03
 Less distributions from:
 Net realized gain from investments                $         --         0.13           --           --           --           --
 Total distributions                               $         --         0.13           --           --           --           --
 Net asset value, end of period                    $      13.64        11.15        12.56        10.57        11.50         9.87
 TOTAL RETURN(1)                                   %      22.33       (10.13)       18.83        (8.09)       16.51        11.66

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                 $      4,167        2,202          893          395          615          589
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(2)(4)                               %       1.50         1.48         1.50         1.50         1.50         1.50
 Gross expenses prior to expense
 reimbursement(2)                                  %       2.05         2.87         2.61         2.60         2.27         2.78
 Net investment loss after
 reimbursement(2)(4)                               %      (0.61)       (0.50)       (0.53)       (0.66)       (0.80)       (0.52)
 Portfolio turnover rate                           %        119          129           61          118          134           85

                                                                                         CLASS I
                                                     ------------------------------------------------------------------------------
                                                      SIX MONTHS      YEAR       SEVEN MONTHS
                                                        ENDED        ENDED          ENDED              YEAR ENDED OCTOBER 31,
                                                     NOVEMBER 30,    MAY 31,        MAY 31,     -----------------------------------
                                                        2003          2003          2002(3)         2001         2000         1999
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period              $      11.55        12.90          10.80        11.66         9.95         8.87
 Income from investment operations:
 Net investment income (loss)                      $       0.01         0.01           0.07         0.01        (0.02)        0.02
 Net realized and unrealized gain (loss)
 on investments                                    $       2.63        (1.23)          2.03        (0.87)        1.74         1.08
 Total from investment operations                  $       2.64        (1.22)          2.10        (0.86)        1.72         1.10
 Less distributions from:
 Net investment income                             $         --           --             --           --         0.01         0.02
 Net realized gain from investments                $         --         0.13             --           --           --           --
 Total distributions                               $         --         0.13             --           --         0.01         0.02
 Net asset value, end of period                    $      14.19        11.55          12.90        10.80        11.66         9.95
 TOTAL RETURN(1)                                   %      22.86        (9.40)         19.44        (7.38)       17.35        12.46

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                 $      1,398          955            322        3,600        4,825        5,902
 Ratios to average net assets:
 Net expenses after expense
 reimbursement (2)(4)                              %       0.75         0.73           0.75         0.75         0.75         0.75
 Gross expenses prior to expense
 reimbursement(2)                                  %       1.30         2.12           1.86         1.85         1.52         2.03
 Net investment income (loss) after
 reimbursement(2)(4)                               %       0.13         0.18           0.10         0.09        (0.05)        0.22
 Portfolio turnover rate                           %        119          129             61          118          134           85

(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.

(2)  Annualized for periods less than one year.

(3)  The Fund changed its fiscal year end to May 31.

(4) The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

* Per share data calculated using weighted average number of shares outstanding throughout the period.

                 See Accompanying Notes to Financial Statements

ING INDEX PLUS SMALLCAP FUND (UNAUDITED) (CONTINUED)        FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                              CLASS O
                                                     ----------------------------------------------------------
                                                      SIX MONTHS       YEAR        SEVEN MONTHS    AUGUST 31,
                                                        ENDED          ENDED           ENDED      2001(1) TO
                                                     NOVEMBER 30,     MAY 31,         MAY 31,     OCTOBER 31,
                                                         2003          2003           2002(4)        2001
-------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period              $      11.47        12.85           10.79         12.03
 Income from investment operations:
 Net investment income (loss)                      $      (0.00)*       0.00*             --            --
 Net realized and unrealized gain
 (loss) on investments                             $       2.62        (1.25)           2.06         (1.24)
 Total from investment operations                  $       2.62        (1.25)           2.06         (1.24)
 Less distributions from:
 Net realized gain from investments                $         --         0.13              --            --
 Total distributions                               $         --         0.13              --            --
 Net asset value, end of period                    $      14.09        11.47           12.85         10.79
 TOTAL RETURN(2)                                   %      22.84        (9.67)          19.18        (10.31)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                 $      7,119        2,333           1,113            41
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(5)                               %       1.00         0.98            1.00          1.00
 Gross expenses prior to expense
 reimbursement(3)                                  %       1.55         2.37            2.11          2.10
 Net investment income (loss) after
 reimbursement(3)(5)                               %      (0.11)       (0.01)           0.01         (0.16)
 Portfolio turnover rate                           %        119          129              61           118

(1)  Commencement of operations of class.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.

(3)  Annualized for periods less than one year.

(4)  The Fund changed its fiscal year end to May 31.

(5) The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

*    Amount is less than $0.01 per share.

                 See Accompanying Notes to Financial Statements

ING STRATEGIC ALLOCATION GROWTH FUND (UNAUDITED)            FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                       CLASS A
                                                     ---------------------------------------------------------------------------
                                                      SIX MONTHS       YEAR       SEVEN MONTHS
                                                        ENDED         ENDED          ENDED            YEAR ENDED OCTOBER 31,
                                                     NOVEMBER 30,     MAY 31,        MAY 31,     -------------------------------
                                                        2003           2003          2002(4)       2001         2000       1999
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period              $       9.22        10.05           9.52        11.93        12.06      11.09
 Income from investment operations:
 Net investment income                             $       0.03         0.06           0.04         0.13         0.25       0.19*
 Net realized and unrealized gain (loss)
 on investments                                    $       0.88        (0.87)          0.62        (2.40)        0.71       1.26
 Total from investment operations                  $       0.91        (0.81)          0.66        (2.27)        0.96       1.45
 Less distributions from:
 Net investment income                             $       0.09         0.02           0.13         0.14         0.20       0.17
 Net realized gain from investments                $         --           --             --           --         0.89       0.31
 Total distributions                               $       0.09         0.02           0.13         0.14         1.09       0.48
 Net asset value, end of period                    $      10.04         9.22          10.05         9.52        11.93      12.06
 TOTAL RETURN(2)                                   %       9.89        (8.02)          6.94       (19.23)        8.34      13.35

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                 $     46,983       38,801         26,925       23,011       25,131     16,252
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(5)                               %       1.25         1.25           1.25         1.25         1.25       1.45
 Gross expenses prior to expense
 reimbursement(3)                                  %       1.55         1.64           1.50         1.41         1.35       1.51
 Net investment income after
 reimbursement(3)(5)                               %       0.73         0.92           0.60         1.23         1.51       1.61
 Portfolio turnover rate                           %        242          236            149          242          248        132

                                                                                      CLASS B
                                                     ----------------------------------------------------------------------------
                                                      SIX MONTHS      YEAR     SEVEN MONTHS                             MARCH 1
                                                        ENDED        ENDED        ENDED       YEAR ENDED OCTOBER 31,   1999(1) TO
                                                     NOVEMBER 30,    MAY 31,      MAY 31,    ------------------------  OCTOBER 31,
                                                         2003         2003        2002(4)       2001         2000         1999
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period              $       9.19       10.06         9.51       11.93        12.06         11.21
 Income from investment operations:
 Net investment income (loss)                      $      (0.06)       0.01        (0.01)       0.05         0.12          0.07*
 Net realized and unrealized gain (loss)
 on investments                                    $       0.94       (0.88)        0.61       (2.40)        0.76          0.78
 Total from investment operations                  $       0.88       (0.87)        0.60       (2.35)        0.88          0.85
 Less distributions from:
 Net investment income                             $       0.07          --         0.05        0.07         0.12            --
 Net realized gain from investments                $         --          --           --          --         0.89            --
 Total distributions                               $       0.07          --         0.05        0.07         1.01            --
 Net asset value, end of period                    $      10.00        9.19        10.06        9.51        11.93         12.06
 TOTAL RETURN(2)                                   %       9.60       (8.65)        6.36      (19.82)        7.58          7.58

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                 $        938         220          159         175          193           116
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(5)                               %       2.00        2.00         2.00        2.00         2.00          2.20
 Gross expenses prior to expense
 reimbursement(3)                                  %       2.30        2.39         2.25        2.16         2.10          2.26
 Net investment income (loss) after
 reimbursement(3)(5)                               %      (0.02)       0.15        (0.14)       0.48         0.76          0.86
 Portfolio turnover rate                           %        242         236          149         242          248           132

(1)  Commencement of operations of class.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.

(3)  Annualized for periods less than one year.

(4) The Fund changed its fiscal year end to May 31. (5)The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

* Per share data calculated using weighted average number of shares outstanding throughout the period.

                 See Accompanying Notes to Financial Statements

ING STRATEGIC ALLOCATION GROWTH FUND                        FINANCIAL HIGHLIGHTS
(UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                         CLASS C
                                                     ----------------------------------------------------------------------------
                                                      SIX MONTHS       YEAR     SEVEN MONTHS
                                                        ENDED         ENDED         ENDED             YEAR ENDED OCTOBER 31,
                                                     NOVEMBER 30,     MAY 31,      MAY 31,     ----------------------------------
                                                         2003          2003        2002(3)       2001         2000         1999
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period              $       9.18        10.06         9.49        11.89        12.03        11.11
 Income from investment operations:
 Net investment income                             $       0.00**       0.05         0.01         0.06         0.17         0.10*
 Net realized and unrealized gain (loss)
 on investments                                    $       0.88        (0.93)        0.60        (2.41)        0.71         1.26
 Total from investment operations                  $       0.88        (0.88)        0.61        (2.35)        0.88         1.36
 Less distributions from:
 Net investment income                             $       0.01           --         0.04         0.05         0.13         0.13
 Net realized gain from investments                $         --           --           --           --         0.89         0.31
 Total distributions                               $       0.01           --         0.04         0.05         1.02         0.44
 Net asset value, end of period                    $      10.05         9.18        10.06         9.49        11.89        12.03
 TOTAL RETURN(1)                                   %       9.59        (8.75)        6.48       (19.84)        7.57        12.47

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                 $        413          444        1,743        1,999        2,731        2,626
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(2)(4)                               %       2.00         2.00         2.00         2.00         2.00         2.20
 Gross expenses prior to expense
 reimbursement(2)                                  %       2.30         2.39         2.25         2.16         2.10         2.26
 Net investment income (loss) after
 reimbursement(2)(4)                               %      (0.01)        0.08        (0.14)        0.48         0.76         0.86
 Portfolio turnover rate                           %        242          236          149          242          248          132

                                                                                        CLASS I
                                                     ---------------------------------------------------------------------------
                                                                                    SEVEN
                                                       SIX MONTHS      YEAR         MONTHS
                                                         ENDED         ENDED        ENDED             YEAR ENDED OCTOBER 31,
                                                      NOVEMBER 30,    MAY 31,       MAY 31,    ---------------------------------
                                                          2003         2003         2002(3)      2001         2000         1999
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period              $       9.29         10.12        9.60        12.03        12.14        11.14
 Income from investment operations:
 Net investment income                             $       0.05          0.10        0.05         0.17         0.18         0.22*
 Net realized and unrealized gain (loss)
 on investments                                    $       0.88         (0.89)       0.62        (2.44)        0.82         1.27
 Total from investment operations                  $       0.93         (0.79)       0.67        (2.27)        1.00         1.49
 Less distributions from:
 Net investment income                             $       0.11          0.04        0.15         0.16         0.22         0.18
 Net realized gain from investments                $         --            --          --           --         0.89         0.31
 Total distributions                               $       0.11          0.04        0.15         0.16         1.11         0.49
 Net asset value, end of period                    $      10.11          9.29       10.12         9.60        12.03        12.14
 TOTAL RETURN(1)                                   %      10.04         (7.73)       7.05       (19.05)        8.62        13.66

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                 $     28,260        24,707      29,599       30,463       42,626       41,936
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(2)(4)                               %       1.00          1.00        1.00         1.00         1.00         1.20
 Gross expenses prior to expense
 reimbursement(2)                                  %       1.30          1.39        1.25         1.16         1.10         1.26
 Net investment income after
 reimbursement(2)(4)                               %       0.98          1.14        0.86         1.48         1.76         1.86
 Portfolio turnover rate                           %        242           236         149          242          248          132

(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.

(2)  Annualized for periods less than one year.

(3)  The Fund changed its fiscal year end to May 31.

(4) The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

* Per share data calculated using weighted average number of shares outstanding throughout the period.

**   Amount is less than $0.01 per share

                 See Accompanying Notes to Financial Statements

ING STRATEGIC ALLOCATION BALANCED FUND (UNAUDITED)          FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                              CLASS A
                                             -------------------------------------------------------------------------
                                              SIX MONTHS    YEAR    SEVEN MONTHS
                                                ENDED       ENDED       ENDED             YEAR ENDED OCTOBER 31,
                                             NOVEMBER 30,  MAY 31,     MAY 31,    ------------------------------------
                                                 2003       2003       2002(4)       2001         2000         1999
----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period     $       9.66      10.24       9.86        11.65        11.67        11.01
 Income from investment operations:
 Net investment income                    $       0.05       0.11       0.06         0.21         0.35         0.27*
 Net realized and unrealized gain (loss)
 on investments                           $       0.67      (0.59)      0.53        (1.76)        0.43         0.83
 Total from investment operations         $       0.72      (0.48)      0.59        (1.55)        0.78         1.10
 Less distributions from:
 Net investment income                    $       0.10       0.10       0.21         0.24         0.27         0.20
 Net realized gain from investments       $         --         --         --           --         0.53         0.24
 Total distributions                      $       0.10       0.10       0.21         0.24         0.80         0.44
 Net asset value, end of period           $      10.28       9.66      10.24         9.86        11.65        11.67
 TOTAL RETURN(2)                          %       7.47      (4.59)      6.01       (13.53)        7.02        10.10

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)        $     56,789     51,521     39,763       32,912       32,868       15,389
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(5)                      %       1.20       1.20       1.20         1.20         1.20         1.45
 Gross expenses prior to expense
 reimbursement(3)                         %       1.41       1.50       1.42         1.36         1.33         1.53
 Net investment income after
 reimbursement(3)(5)                      %       1.15       1.21       1.08         2.02         2.29         2.29
 Portfolio turnover rate                  %        325        277        129          204          239          125

                                                                              CLASS B
                                             -------------------------------------------------------------------------
                                              SIX MONTHS    YEAR    SEVEN MONTHS                              MARCH 1
                                                ENDED       ENDED       ENDED     YEAR ENDED OCTOBER 31,    1999(1) TO
                                             NOVEMBER 30,  MAY 31,     MAY 31,    -----------------------   OCTOBER 31,
                                                 2003       2003       2002(4)       2001         2000         1999
----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period     $      9.65       10.27       9.85        11.66        11.68        11.09
 Income from investment operations:
 Net investment income (loss)             $     (0.02)       0.02       0.03         0.14         0.18         0.12*
 Net realized and unrealized gain (loss)
 on investments                           $      0.71       (0.56)      0.51        (1.77)        0.52         0.47
 Total from investment operations         $      0.69       (0.54)      0.54        (1.63)        0.70         0.59
 Less distributions from:
 Net investment income                    $      0.07        0.08       0.12         0.18         0.19           --
 Net realized gain from investments       $        --          --         --           --         0.53           --
 Total distributions                      $      0.07        0.08       0.12         0.18         0.72           --
 Net asset value, end of period           $     10.27        9.65      10.27         9.85        11.66        11.68
 TOTAL RETURN(2)                          %      7.18       (5.25)      5.54       (14.18)        6.24         5.32

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)        $     1,396         478        128          184          139          105
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(5)                      %      1.95        1.95       1.95         1.95         1.95         2.20
 Gross expenses prior to expense
 reimbursement(3)                         %      2.16        2.25       2.17         2.11         2.08         2.28
 Net investment income after
 reimbursement(3)(5)                      %      0.39        0.47       0.37         1.27         1.54         1.54
 Portfolio turnover rate                  %       325         277        129          204          239          125

(1)  Commencement of operations of class.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.

(3)  Annualized for periods less than one year.

(4)  The Fund changed its fiscal year end to May 31.

(5) The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

* Per share data calculated using weighted average number of shares outstanding throughout the period.

                 See Accompanying Notes to Financial Statements

ING STRATEGIC ALLOCATION BALANCED FUND                      FINANCIAL HIGHLIGHTS
(UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                              CLASS C
                                             -------------------------------------------------------------------------
                                              SIX MONTHS    YEAR    SEVEN MONTHS
                                                ENDED       ENDED       ENDED             YEAR ENDED OCTOBER 31,
                                             NOVEMBER 30,  MAY 31,     MAY 31,    ------------------------------------
                                                 2003       2003       2002(3)       2001         2000         1999
----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period     $      9.73       10.31       9.90        11.66        11.65        11.04
 Income from investment operations:
 Net investment income                    $      0.00+       0.03       0.03         0.18         0.03         0.18*
 Net realized and unrealized gain (loss)
 on investments                           $      0.69       (0.58)      0.51        (1.81)        0.66         0.83
 Total from investment operations         $      0.69       (0.55)      0.54        (1.63)        0.69         1.01
 Less distributions from:
 Net investment income                    $      0.05        0.03       0.13         0.13         0.15         0.16
 Net realized gain from investments       $        --          --         --           --         0.53         0.24
 Total distributions                      $      0.05        0.03       0.13         0.13         0.68         0.40
 Net asset value, end of period           $     10.37        9.73      10.31         9.90        11.66        11.65
 TOTAL RETURN(1)                          %      7.12       (5.30)      5.52       (14.10)        6.15         9.30

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)        $       265         148        116          123          169          127
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(2)(4)                      %      1.95        1.90       1.95         1.95         1.95         2.20
 Gross expenses prior to expense
 reimbursement(2)                         %      2.16        2.20       2.17         2.11         2.08         2.28
 Net investment income after
 reimbursement(2)(4)                      %      0.38        0.42       0.34         1.27         1.54         1.54
 Portfolio turnover rate                  %       325         277        129          204          239          125

                                                                              CLASS I
                                             -------------------------------------------------------------------------
                                              SIX MONTHS    YEAR    SEVEN MONTHS
                                                ENDED       ENDED       ENDED             YEAR ENDED OCTOBER 31,
                                             NOVEMBER 30,  MAY 31,     MAY 31,    ------------------------------------
                                                 2003       2003       2002(3)       2001         2000         1999
----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period     $      9.75       10.33       9.96        11.76        11.76        11.08
 Income from investment operations:
 Net investment income                    $      0.07        0.14       0.08         0.27         0.27         0.30*
 Net realized and unrealized gain (loss)
 on investments                           $      0.67       (0.59)      0.52        (1.80)        0.55         0.83
 Total from investment operations         $      0.74       (0.45)      0.60        (1.53)        0.82         1.13
 Less distributions from:
 Net investment income                    $      0.12        0.13       0.23         0.27         0.29         0.21
 Net realized gain from investments       $        --          --         --           --         0.53         0.24
 Total distributions                      $      0.12        0.13       0.23         0.27         0.82         0.45
 Net asset value, end of period           $     10.37        9.75      10.33         9.96        11.76        11.76
 TOTAL RETURN(1)                          %      7.63       (4.29)      6.11       (13.28)        7.29        10.31

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)        $    37,042      34,672     37,372       37,961       49,898       48,440
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(2)(4)                      %      0.95        0.95       0.95         0.95         0.95         1.20
 Gross expenses prior to expense
 reimbursement(2)                         %      1.16        1.25       1.17         1.11         1.08         1.28
 Net investment income after
 reimbursement(2)(4)                      %      1.40        1.44       1.35         2.27         2.54         2.54
 Portfolio turnover rate                  %       325         277        129          204          239          125

(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.

(2)  Annualized for periods less than one year.

(3)  The Fund changed its fiscal year end to May 31.

(4) The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

* Per share data calculated using weighted average number of shares outstanding throughout the period.

+    Amount is less than $0.01 per share.

                 See Accompanying Notes to Financial Statements

ING STRATEGIC ALLOCATION INCOME FUND (UNAUDITED)            FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                              CLASS A
                                             -------------------------------------------------------------------------
                                              SIX MONTHS    YEAR    SEVEN MONTHS
                                                ENDED       ENDED       ENDED             YEAR ENDED OCTOBER 31,
                                             NOVEMBER 30,  MAY 31,     MAY 31,    ------------------------------------
                                                 2003       2003       2002(4)       2001         2000         1999
----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period     $      9.49        9.74       9.71        10.62        10.48        10.15
 Income from investment operations:
 Net investment income                    $      0.08        0.16       0.11         0.29         0.42         0.31*
 Net realized and unrealized gain (loss)
 on investments                           $      0.36       (0.28)      0.29        (0.86)        0.34         0.46
 Total from investment operations         $      0.44       (0.12)      0.40        (0.57)        0.76         0.77
 Less distributions from:
 Net investment income                    $      0.11        0.13       0.37         0.34         0.28         0.22
 Net realized gain from investments       $        --          --         --           --         0.34         0.22
 Total distributions                      $      0.11        0.13       0.37         0.34         0.62         0.44
 Net asset value, end of period           $      9.82        9.49       9.74         9.71        10.62        10.48
 TOTAL RETURN(2)                          %      4.63       (1.12)      4.24        (5.50)        7.65         7.65

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)        $    31,444      29,223     23,120       20,973       18,220       10,371
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(5)                      %      1.15        1.15       1.15         1.15         1.15         1.45
 Gross expenses prior to expense
 reimbursement(3)                         %      1.55        1.65       1.56         1.50         1.44         1.70
 Net investment income after
 reimbursement(3)(5)                      %      1.56        1.82       1.99         3.05         3.44         2.98
 Portfolio turnover rate                  %       413         286        101          165          195          120

                                                                              CLASS B
                                             -------------------------------------------------------------------------
                                              SIX MONTHS    YEAR    SEVEN MONTHS                              MARCH 1
                                                ENDED       ENDED       ENDED      YEAR ENDED OCTOBER 31,    1999(1) TO
                                             NOVEMBER 30,  MAY 31,     MAY 31,    -----------------------   OCTOBER 31,
                                                 2003       2003       2002(4)       2001         2000         1999
----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period     $      9.52        9.80       9.73        10.63        10.49        10.08
 Income from investment operations:
 Net investment income                    $      0.04        0.10       0.04         0.27         0.38         0.16*
 Net realized and unrealized gain (loss)
 on investments                           $      0.36       (0.28)      0.31        (0.91)        0.31         0.25
 Total from investment operations         $      0.40       (0.18)      0.35        (0.64)        0.69         0.41
 Less distributions from:
 Net investment income                    $      0.04        0.10       0.28         0.26         0.21           --
 Net realized gain from investments       $        --          --         --           --         0.34           --
 Total distributions                      $      0.04        0.10       0.28         0.26         0.55           --
 Net asset value, end of period           $      9.88        9.52       9.80         9.73        10.63        10.49
 TOTAL RETURN(2)                          %      4.20       (1.77)      3.66        (6.14)        6.91         4.07

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)        $       662         669        217          125          115          123
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(5)                      %      1.90        1.90       1.90         1.90         1.90         2.20
 Gross expenses prior to expense
 reimbursement(3)                         %      2.30        2.40       2.31         2.25         2.19         2.45
 Net investment income after
 reimbursement(3)(5)                      %      0.81        1.07       1.21         2.30         2.69         2.23
 Portfolio turnover rate                  %       413         286        101          165          195          120

(1)  Commencement of operations of class.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.

(3)  Annualized for periods less than one year.

(4)  The Fund changed its fiscal year end to May 31.

(5) The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

* Per share data calculated using weighted average number of shares outstanding throughout the period.

                 See Accompanying Notes to Financial Statements

ING STRATEGIC ALLOCATION INCOME FUND                        FINANCIAL HIGHLIGHTS
(UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                              CLASS C
                                             -------------------------------------------------------------------------
                                              SIX MONTHS    YEAR    SEVEN MONTHS
                                                ENDED       ENDED       ENDED             YEAR ENDED OCTOBER 31,
                                             NOVEMBER 30,  MAY 31,     MAY 31,    ------------------------------------
                                                 2003       2003       2002(3)       2001         2000         1999
----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period     $      9.54        9.76       9.69        10.59        10.46        10.18
 Income from investment operations:
 Net investment income                    $      0.03        0.10       0.09         0.24         0.32         0.23
 Net realized and unrealized gain (loss)
 on investments                           $      0.36       (0.28)      0.27        (0.88)        0.36         0.46
 Total from investment operations         $      0.39       (0.18)      0.36        (0.64)        0.68         0.69
 Less distributions from:
 Net investment income                    $      0.03        0.04       0.29         0.26         0.21         0.19
 Net realized gain from investments       $        --          --         --           --         0.34         0.22
 Total distributions                      $      0.03        0.04       0.29         0.26         0.55         0.41
 Net asset value, end of period           $      9.90        9.54       9.76         9.69        10.59        10.46
 TOTAL RETURN(1)                          %      4.13       (1.80)      3.74        (6.18)        6.81         6.88

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)        $       303         201        240          251          275          304
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(2)(4)                      %      1.90        1.90       1.90         1.90         1.90         2.20
 Gross expenses prior to expense
 reimbursement(2)                         %      2.30        2.40       2.31         2.25         2.19         2.45
 Net investment income after
 reimbursement(2)(4)                      %      0.81        1.07       1.23         2.30         2.69         2.23
 Portfolio turnover rate                  %       413         286        101          165          195          120

                                                                              CLASS I
                                             -------------------------------------------------------------------------
                                              SIX MONTHS    YEAR    SEVEN MONTHS
                                                ENDED       ENDED       ENDED             YEAR ENDED OCTOBER 31,
                                             NOVEMBER 30,  MAY 31,     MAY 31,    ------------------------------------
                                                 2003       2003       2002(3)       2001         2000         1999
----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period     $      9.59        9.84       9.82        10.73        10.57        10.21
 Income from investment operations:
 Net investment income                    $      0.09        0.20       0.13         0.37         0.33         0.34
 Net realized and unrealized gain (loss)
 on investments                           $      0.36       (0.29)      0.29        (0.92)        0.47         0.46
 Total from investment operations         $      0.45       (0.09)      0.42        (0.55)        0.80         0.80
 Less distributions from:
 Net investment income                    $      0.13        0.16       0.40         0.36         0.30         0.22
 Net realized gain from investments       $        --          --         --           --         0.34         0.22
 Total distributions                      $      0.13        0.16       0.40         0.36         0.64         0.44
 Net asset value, end of period           $      9.91        9.59       9.84         9.82        10.73        10.57
 TOTAL RETURN(1)                          %      4.72       (0.87)      4.34        (5.24)        7.93         7.99

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)        $    18,899      18,127     18,994       20,201       26,494       24,107
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(2)(4)                      %      0.90        0.90       0.90         0.90         0.90         1.20
 Gross expenses prior to expense
 reimbursement(2)                         %      1.30        1.40       1.31         1.25         1.19         1.45
 Net investment income after
 reimbursement(2)(4)                      %      1.81        2.07       2.25         3.30         3.69         3.23
 Portfolio turnover rate                  %       413         286        101          165          195          120

(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.

(2)  Annualized for periods less than one year.

(3)  The Fund changed its fiscal year end to May 31.

(4) The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

* Per share data calculated using weighted average number of shares outstanding throughout the period.

                 See Accompanying Notes to Financial Statements

        NOTES TO FINANCIAL STATEMENTS as of November 30, 2003 (Unaudited)

NOTE 1 -- ORGANIZATION

ORGANIZATION. The ING Series Fund, Inc. is a company incorporated under the laws of Maryland on June 17, 1991 and registered under the Investment Company Act of 1940 as an open-end management investment company. There are twenty-two separate funds which comprise the ING Series Fund, Inc. The six funds (each a "Fund", collectively the "Funds") that are in this report are: ING Index Plus LargeCap Fund ("Index Plus LargeCap"), ING Index Plus MidCap Fund ("Index Plus MidCap"), ING Index Plus SmallCap Fund ("Index Plus SmallCap"), ING Strategic Allocation Growth Fund ("Strategic Allocation Growth"), ING Strategic Allocation Balanced Fund ("Strategic Allocation Balanced") and ING Strategic Allocation Income Fund ("Strategic Allocation Income").

Each Fund offers the following classes of shares: Class A, Class B, Class C, and Class I. Index Plus LargeCap, Index Plus MidCap and Index Plus SmallCap also offer Class O and Class R. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees and shareholder servicing fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income from the portfolio pro rata based on the average daily net assets of each class, without discrimination between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains are allocated to each class pro rata based on the net assets of each class on the date of distribution. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weighting of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, and shareholder servicing fees.
Class B shares, along with their pro rata reinvested dividend shares, automatically convert to Class A shares approximately eight years after purchase.

ING Investments, LLC ("ING Investments"), an Arizona Limited Liability company, serves as the investment adviser to the Funds. ING Investments has engaged Aeltus Investment Management, Inc. ("ING Aeltus"), a Connecticut corporation, to serve as the Sub-Adviser to the Funds. ING Funds Distributor, LLC is the principal underwriter of the Funds. ING Funds Distributor, LLC, ING Investments and ING Aeltus are indirect wholly owned subsidiaries of ING Groep N.V. ("ING"). ING is a global financial institution active in the field of insurance, banking and asset management in more than 65 countries.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements. Such policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A. SECURITY VALUATION. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Portfolio securities reported by NASDAQ will be valued at NASDAQ official closing price. Portfolio securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities are valued at bid prices obtained from independent services or from one or more dealers making markets in the securities. U.S. Government obligations are valued by using market quotations or independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

    Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values as determined in good faith by or under the supervision of the Funds' Board of Directors ("Board"), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Fund calculates its net asset value may also be valued at their fair values as determined in good faith by or under the supervision of a Fund's Board, in accordance with methods that are specifically authorized by the Board. If a significant event which is likely to impact the value of one or more foreign securities held by a Fund occurs after the time at which the foreign market for such security(ies) closes but before the time that the Fund's net asset value is calculated on any business day, such event may be taken into account in determining the fair value of such security(ies) at the time the Fund calculates its net asset value. For these purposes, significant events after the close of trading on a foreign market may include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis, the Board has authorized the use of one or more research services to assist with the determination of the fair value of foreign securities in light of significant events. Research services use statistical analyses and quantitative models to help determine fair value as of the time a Fund calculates its net asset value. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment, and the fair value assigned to a security may not represent the actual value that a Fund could obtain if it were to sell the security at the time of the close of the NYSE.

    Investments in securities maturing in less than 60 days from the date of acquisition are valued at amortized cost, which, when combined with accrued interest, approximates market value.

B. SECURITY TRANSACTIONS AND REVENUE RECOGNITION. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the funds. Premium amortization and discount accretion are determined by the effective yield method.

C. FOREIGN CURRENCY TRANSLATION. The books and records of the Funds are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

        (1) Market value of investment securities, other assets and liabilities -- at the exchange rates prevailing at the end of the day.

        (2) Purchases and sales of investment securities, income and expenses -- at the rates of exchange prevailing on the respective dates of such transactions.

    Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the statement of assets and liabilities for the estimated tax withholding based on the securities' current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax. Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. Government securities. These risks include but are not limited to re-evaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and the U.S. Government.

D. FOREIGN CURRENCY TRANSACTIONS AND FUTURES CONTRACTS. Certain Funds may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. The Funds either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

    Each Fund may enter into futures contracts involving foreign currency, interest rates, securities and security indices, for hedging purposes only. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, a Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margins and are recorded as unrealized gains or losses by the Fund. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. DISTRIBUTIONS TO SHAREHOLDERS. The Funds record distributions to their shareholders on ex-dividend date. Each Fund pays dividends and distributes capital gains, if any, annually.

F. FEDERAL INCOME TAXES. It is the policy of the Funds to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, a federal income tax or excise tax provision is not required.

    The Board intends to offset any net capital gains with any available capital loss carryforward until each carryforward has been fully utilized or expires. In addition, no capital gain distribution shall be made until the capital loss carryforward has been fully utilized or expires.

G. USE OF ESTIMATES. Management of the Funds has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with accounting principles generally accepted in the United States of America. Actual results could differ from these estimates.

H. REPURCHASE AGREEMENTS. Each Fund may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System or with member banks of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase the agreement at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Fund will always receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Fund. The underlying collateral is valued daily on a mark to market basis to assure that the value, including accrued interest is at least equal to the repurchase price. If the seller defaults, a Fund might incur a loss or delay in the realization of proceeds if the value of the collateral securing the repurchase agreement declines, and it might incur disposition costs in liquidating the collateral.

I. SECURITIES LENDING. Each Fund has the option to temporarily loan up to 30% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender's fee. The borrower is required to fully collateralize the loans with cash or U.S. Government securities.

J. SWAP CONTRACTS. Strategic Allocation Growth, Strategic Allocation Balanced and Strategic Allocation Income may enter into interest rate swaps, currency swaps and other types of swap agreements, including swaps on securities and indices. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other on regularly scheduled dates over a stated term, based on different interest rates, currency exchange rates, security prices, the prices or rates of other types of financial instruments or assets or the levels of specified indices. During the term of the swap, changes in the value of the swap are recognized by marking-to-market the value of the swap.

K. ILLIQUID AND RESTRICTED SECURITIES. ING Strategic Allocation Growth, ING Strategic Allocation Balanced, and ING Strategic Allocation Income may invest up to 15% of its net assets in illiquid securities. ING Index Plus LargeCap, ING Index Plus MidCap and ING Index Plus SmallCap may invest up to 10% of its net assets in illiquid securities. Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Funds to sell them promptly at an acceptable price. The Funds also may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933 (1933 Act) or securities offered pursuant to Section 4(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and generally may not be publicly sold without registration under the 1933 Act. Restricted securities may be considered liquid pursuant to procedures adopted by the Board or may be deemed to be illiquid because they may not be readily marketable. Restricted securities are valued using market quotations when readily available. In the absence of market quotations, the illiquid and restricted securities are valued based upon their fair value determined under procedures approved by the Board.

L. DELAYED DELIVERY TRANSACTIONS. Strategic Allocation Growth, Strategic Allocation Balanced and Strategic Allocation Income may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of such is identified in each Fund's Portfolio of Investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Funds are required to segregate liquid assets sufficient to cover the purchase price.

M. MORTGAGE DOLLAR ROLL TRANSACTIONS. In connection with a Fund's ability to purchase or sell securities on a when-issued basis, Strategic Allocation Growth, Strategic Allocation Balanced and Strategic Allocation Income may engage in dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In a dollar roll transaction, a Fund sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution on a delayed delivery basis at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The Funds account for dollar roll transactions as purchases and sales.

NOTE 3 -- INVESTMENT TRANSACTIONS

For the six months ended November 30, 2003, the cost of purchases and proceeds from the sales of securities, excluding short-term securities, were as follows:

                                      PURCHASES          SALES
                                    -------------    -------------
Index Plus LargeCap                 $ 200,095,902    $ 174,419,838
Index Plus MidCap                      93,631,597       56,974,352
Index Plus SmallCap                    40,677,997       22,909,524
Strategic Allocation Growth            61,945,379       57,873,987
Strategic Allocation Balanced          65,329,839       59,291,131
Strategic Allocation Income            30,155,343       23,378,781

U.S. Government securities not included above were as follows:

                                      PURCHASES          SALES
                                    -------------    -------------
Strategic Allocation Growth         $  23,910,340    $  23,318,264
Strategic Allocation Balanced          75,459,117       79,582,197
Strategic Allocation Income            65,930,763       70,201,220

NOTE 4 -- INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

The Funds entered into an Investment Management Agreement with ING Investments (the "Investment Manager" or the "Adviser"). The investment management agreements compensate the Investment Manager with a fee, computed daily and payable monthly, based on the average daily net assets of each Fund, at the following annual rates:

For Index Plus LargeCap, Index Plus MidCap and Index Plus SmallCap -- 0.450% for the first $500 million, 0.425% of the next $250 million, 0.400% of the next $1.25 billion and 0.375% in excess of $2 billion; for Strategic Allocation Growth, Strategic Allocation Balanced and Strategic Allocation Income -- 0.800% for the first $500 million, 0.775% of the next $500 million, 0.750% of the next $500 million, 0.725% of the next $500 million and 0.700% in excess of $2 billion.

The Investment Manager has entered into a subadvisory agreement with ING Aeltus. Subject to such policies as the Board or the Investment Manager may determine, ING Aeltus manages the Funds' assets in accordance with the Funds' investment objectives, policies, and limitations.

ING Funds Services, LLC ("IFS") acts as administrator and provides certain administrative and shareholder services necessary for Fund operations and is responsible for the supervision of other service providers. For its services, IFS is entitled to receive from each Fund a fee at an annual rate of 0.08% of its average daily net assets.

ING Investments has entered into a Service Agreement with ING Life Insurance and Annuity Company ("ILIAC"), under which ILIAC provides various administrative and shareholder services to certain Class I shareholders of the Funds that purchased their shares through ILIAC. In exchange for these services, ING Investments pays ILIAC a fee of up to 0.225% of the average daily net assets associated with respect to shares of Class I of Index Plus LargeCap, Index Plus MidCap and Index Plus SmallCap and up to 0.400% of the average daily net assets associated with respect to Class I shares of Strategic Allocation Growth, Strategic Allocation Balanced and Strategic Allocation Income Funds. For the six months ended November 30, 2003, ILIAC received $355,469 for its services.

NOTE 5 -- DISTRIBUTION AND SERVICE FEES

Each share class of the Funds (except as noted below) has adopted a Plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plans"), whereby ING Funds Distributor, LLC (the "Distributor") is reimbursed or compensated (depending on the class of shares) by the Funds for expenses incurred in the distribution of each Fund's shares ("Distribution Fees"). Pursuant to the 12b-1 Plans, the Distributor is entitled to a payment each month to compensate or reimburse expenses incurred in the distribution and promotion of each Fund's shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees ("Service Fees") paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plans, each class of shares of the Fund pays the Distributor a combined Distribution and Service Fee based on average daily net assets at the following rates:

                    CLASS A   CLASS B   CLASS C   CLASS I   CLASS O   CLASS R
                    -------   -------   -------   -------   -------   -------
Index Plus
   LargeCap          0.25%     1.00%     0.75%      N/A      0.25%     0.50%
Index Plus
   MidCap            0.25%     1.00%     0.75%      N/A      0.25%     0.50%
Index Plus
   SmallCap          0.25%     1.00%     0.75%      N/A      0.25%     0.50%
Strategic
   Allocation
   Growth            0.25%     1.00%     1.00%      N/A       N/A       N/A
Strategic
   Allocation
   Balanced          0.25%     1.00%     1.00%      N/A       N/A       N/A
Strategic
   Allocation
   Income            0.25%     1.00%     1.00%      N/A       N/A       N/A

Presently, the Funds' class specific expenses are limited to distribution fees incurred in connection with Class A, Class B and Class C shares and services fees in connection with Class B, Class C and Class O shares.

For the six months ended November 30, 2003, the Distributor has retained $27,001 as sales charges from proceeds of Class A Shares sold, and $6 and $2,857 from the proceeds of Class A and Class C shares redeemed, respectively.

NOTE 6 -- OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

At November 30, 2003 the Funds had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities (see Notes 4 and 5):

                   ACCRUED                             ACCRUED
                  INVESTMENT       ACCRUED           SHAREHOLDER
                  MANAGEMENT    ADMINISTRATIVE      SERVICES AND
                     FEES            FEES         DISTRIBUTION FEES      TOTAL
                  ----------    --------------    -----------------    ---------
Index Plus
   LargeCap       $  170,163      $  30,234           $   85,935       $ 286,332
Index Plus
   MidCap             49,182          8,743               36,254          94,179
Index Plus
   SmallCap           20,138          3,313               15,477          38,928
Strategic
   Allocation
   Growth             49,312          4,931               10,507          64,750
Strategic
   Allocation
   Balanced           61,937          6,194               12,824          80,955
Strategic
   Allocation
   Income             40,714          3,310                7,064          51,088

The Funds have adopted a Deferred Compensation Plan (the "Plan"), which allows eligible non-affiliated directors as described in the Plan to defer the receipt of all or a portion of the directors' fees payable. Deferred fees are invested in various funds advised by ING Investments, LLC until distribution in accordance with the Plan.

NOTE 7 -- EXPENSE LIMITATIONS

Effective March 1, 2002, ING Investments entered into written expense limitation agreements with each of the Funds whereby the Investment Manager has voluntarily agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses to the levels listed below:

                    CLASS A   CLASS B   CLASS C   CLASS I   CLASS O   CLASS R
                    -------   -------   -------   -------   -------   -------
Index Plus
   LargeCap          0.95%     1.70%     1.45%     0.70%     0.95%     1.20%
Index Plus
   MidCap            1.00%     1.75%     1.50%     0.75%     1.00%     1.25%
Index Plus
   SmallCap          1.00%     1.75%     1.50%     0.75%     1.00%     1.25%
Strategic
   Allocation
   Growth            1.25%     2.00%     2.00%     1.00%      N/A       N/A
Strategic
   Allocation
   Balanced          1.20%     1.95%     1.95%     0.95%      N/A       N/A
Strategic
   Allocation
   Income            1.15%     1.90%     1.90%     0.90%      N/A       N/A

Under the expense limitation agreements, each Fund will at a later date reimburse the Investment Manager for expenses waived during the previous 36 months, but only if, after such reimbursement, the Fund's expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Investment Manager of such waived and reimbursed fees are reflected on the accompanying Statements of Operations for each Fund. Outstanding reimbursement balances due to the Funds under their respective expense limitation agreements are reflected in Reimbursement Due from Manager on the accompanying Statement of Assets and Liabilities.

As of November 30, 2003, the cumulative amounts of reimbursed fees that are subject to possible recoupment by the Investment Manager are as follows:

Index Plus MidCap                       $  392,267
Index Plus SmallCap                        426,384
Strategic Allocation Growth                387,768
Strategic Allocation Balanced              404,672
Strategic Allocation Income                408,776

NOTE 8 -- LINE OF CREDIT

All of the Funds included in this report, in addition to certain other funds managed by the Investment Manager, have entered into an unsecured committed revolving line of credit agreement (the "Credit Agreement") with a syndicate of banks led by Citibank, N.A. for an aggregate amount of $150,000,000. The proceeds may be used to: (1) temporarily finance the purchase and sale of securities; (2) finance the redemption of shares of an investor in the Funds; and (3) enable the Funds to meet other emergency expenses as defined in the Credit Agreement. The Funds to which the line of credit is available pay a commitment fee equal to 0.09% per annum on the daily unused portion of the committed line amount. Each of the Funds will pay its pro rata share of both the agent and commitment fee. Generally, borrowings under the Credit Agreement accrue interest at the Federal Funds Rate plus a specified margin. Repayments generally must be made within 30 days after the date of a revolving credit advance. At November 30, 2003, the Funds did not have any loans outstanding under the line of credit.

NOTE 9 -- CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

                                                      CLASS A SHARES                CLASS B SHARES              CLASS C SHARES
                                               ---------------------------  ---------------------------  --------------------------
                                               SIX MONTHS        YEAR        SIX MONTHS       YEAR        SIX MONTHS       YEAR
                                                  ENDED          ENDED         ENDED         ENDED          ENDED         ENDED
                                               NOVEMBER 30,     MAY 31,     NOVEMBER 30,     MAY 31,     NOVEMBER 30,     MAY 31,
                                                   2003          2003           2003          2003           2003          2003
                                               ------------  -------------  ------------  -------------  ------------  ------------
INDEX PLUS LARGE CAP (NUMBER OF SHARES)
Shares sold                                       2,771,332      6,729,862       440,592        510,626       170,514       300,904
Dividends reinvested                                110,766        134,317           856            269         2,142         2,375
Shares redeemed                                  (1,900,387)    (3,390,388)     (153,212)      (564,062)     (168,596)     (669,644)
                                               ------------  -------------  ------------  -------------  ------------  ------------
Net increase (decrease) in shares outstanding       981,711      3,473,791       288,236        (53,167)        4,060      (366,365)
                                               ============  =============  ============  =============  ============  ============
INDEX PLUS LARGE CAP ($)
Shares sold                                    $ 35,515,875  $  76,474,247  $  5,737,174  $   5,860,620  $  2,288,672  $  3,481,766
Dividends reinvested                              1,449,921      1,548,676        11,183          3,094        28,075        27,451
Shares redeemed                                 (24,052,873)   (39,287,542)   (2,001,431)    (6,431,230)   (2,246,594)   (7,703,217)
                                               ------------  -------------  ------------  -------------  ------------  ------------
Net increase (decrease)                        $ 12,912,923  $  38,735,381  $  3,746,926  $    (567,516) $     70,153  $ (4,194,000)
                                               ============  =============  ============  =============  ============  ============

                                                           CLASS I SHARES                      CLASS O SHARES
                                                   -------------------------------     ------------------------------
                                                    SIX MONTHS            YEAR          SIX MONTHS          YEAR
                                                      ENDED               ENDED            ENDED            ENDED
                                                   NOVEMBER 30,          MAY 31,       NOVEMBER 30,        MAY 31,
                                                       2003               2003             2003             2003
                                                   ------------      -------------     ------------     -------------
INDEX PLUS LARGE CAP (NUMBER OF SHARES)
Shares sold                                           2,022,971          3,629,979          526,285           441,672
Dividends reinvested                                    106,788            123,476            5,535             2,105
Shares redeemed                                      (1,748,120)        (3,018,075)         (98,220)         (131,488)
                                                   ------------      -------------     ------------     -------------
Net increase in shares outstanding                      381,639            735,380          433,600           312,289
                                                   ============      =============     ============     =============
INDEX PLUS LARGE CAP ($)
Shares sold                                        $ 26,290,757      $  42,164,908     $  6,842,173     $   5,157,368
Dividends reinvested                                  1,406,392          1,433,552           72,730            24,415
Shares redeemed                                     (22,993,920)       (35,044,531)      (1,279,160)       (1,533,746)
                                                   ------------      -------------     ------------     -------------
Net increase                                       $  4,703,229      $   8,553,929     $  5,635,743     $   3,648,037
                                                   ============      =============     ============     =============

                                                      CLASS A SHARES                CLASS B SHARES              CLASS C SHARES
                                               ---------------------------  ---------------------------  --------------------------
                                               SIX MONTHS        YEAR        SIX MONTHS       YEAR        SIX MONTHS       YEAR
                                                  ENDED          ENDED         ENDED         ENDED          ENDED         ENDED
                                               NOVEMBER 30,     MAY 31,     NOVEMBER 30,     MAY 31,     NOVEMBER 30,     MAY 31,
                                                   2003          2003           2003          2003           2003          2003
                                               ------------  -------------  ------------  -------------  ------------  ------------
INDEX PLUS MID CAP (NUMBER OF SHARES)
Shares sold                                       2,000,035      3,916,216       486,852        596,727       275,096       308,474
Dividends reinvested                                  5,845         28,360            --          3,502            --         2,793
Shares redeemed                                    (423,864)    (2,346,849)      (76,575)      (231,106)      (56,220)      (93,392)
                                               ------------  -------------  ------------  -------------  ------------  ------------
Net increase in shares outstanding                1,582,016      1,597,727       410,277        369,123       218,876       217,875
                                               ============  =============  ============  =============  ============  ============
INDEX PLUS MID CAP ($)
Shares sold                                    $ 25,027,876  $  42,460,895  $  6,063,432  $   6,339,928  $  3,416,953  $  3,253,544
Dividends reinvested                                 77,663        300,896            --         36,556            --        29,239
Shares redeemed                                  (5,263,494)   (25,969,224)     (958,929)    (2,383,437)     (715,020)     (974,372)
                                               ------------  -------------  ------------  -------------  ------------  ------------
Net increase                                   $ 19,842,045  $  16,792,567  $  5,104,503  $   3,993,047  $  2,701,933  $  2,308,411
                                               ============  =============  ============  =============  ============  ============

                                                      CLASS I SHARES               CLASS O SHARES             CLASS R SHARES
                                               ---------------------------  ---------------------------  --------------------------
                                                SIX MONTHS        YEAR       SIX MONTHS        YEAR             NOVEMBER 1,
                                                   ENDED         ENDED          ENDED         ENDED             2003(1) TO
                                               NOVEMBER 30,      MAY 31,    NOVEMBER 30,     MAY 31,            NOVEMBER 30,
                                                   2003           2003          2003           2003                2003
                                               ------------  -------------  ------------  -------------         ------------
INDEX PLUS MID CAP (NUMBER OF SHARES)
Shares sold                                         388,025        765,559       509,985        406,524                9,713
Dividends reinvested                                  2,251          7,649         1,036          2,418                   17
Shares redeemed                                    (264,732)      (631,985)      (72,477)      (166,077)                  --
                                               ------------  -------------  ------------  -------------         ------------
Net increase in shares outstanding                  125,544        141,223       438,544        242,865                9,730
                                               ============  =============  ============  =============         ============
INDEX PLUS MID CAP ($)
Shares sold                                    $  4,878,352  $   8,235,432  $  6,447,684  $   4,394,214         $    128,787
Dividends reinvested                                 30,158         81,772        13,820         25,777                  220
Shares redeemed                                  (3,305,504)    (6,832,708)     (918,574)    (1,800,087)                  --
                                               ------------  -------------  ------------  -------------         ------------
Net increase                                   $  1,603,006  $   1,484,496  $  5,542,930  $   2,619,904         $    129,007
                                               ============  =============  ============  =============         ============

----------
(1) Commencement of operations of class

                                                      CLASS A SHARES                CLASS B SHARES              CLASS C SHARES
                                               ---------------------------  ---------------------------  --------------------------
                                               SIX MONTHS        YEAR        SIX MONTHS       YEAR        SIX MONTHS       YEAR
                                                  ENDED          ENDED         ENDED         ENDED          ENDED         ENDED
                                               NOVEMBER 30,     MAY 31,     NOVEMBER 30,     MAY 31,     NOVEMBER 30,     MAY 31,
                                                   2003          2003           2003          2003           2003          2003
                                               ------------  -------------  ------------  -------------  ------------  ------------
INDEX PLUS SMALL CAP (NUMBER OF SHARES)
Shares sold                                         983,090      1,382,973       195,633        253,698       126,050       148,774
Dividends reinvested                                     --         12,675            --          2,494            --         1,377
Shares redeemed                                    (193,625)      (545,596)      (34,053)      (111,810)      (18,165)      (23,704)
                                               ------------  -------------  ------------  -------------  ------------  ------------
Net increase in shares outstanding                  789,465        850,052       161,580        144,382       107,885       126,447
                                               ============  =============  ============  =============  ============  ============
INDEX PLUS SMALL CAP ($)
Shares sold                                    $ 12,316,350  $  14,470,997  $  2,443,056  $   2,623,572  $  1,570,112  $  1,558,523
Dividends reinvested                                     --        132,581            --         25,387            --        14,100
Shares redeemed                                  (2,488,746)    (5,753,846)     (426,045)    (1,173,682)     (228,752)     (239,423)
                                               ------------  -------------  ------------  -------------  ------------  ------------
Net increase                                   $  9,827,604  $   8,849,732  $  2,017,011  $   1,475,277  $  1,341,360  $  1,333,200
                                               ============  =============  ============  =============  ============  ============

                                                           CLASS I SHARES                      CLASS O SHARES
                                                   -------------------------------     ------------------------------
                                                    SIX MONTHS            YEAR          SIX MONTHS          YEAR
                                                      ENDED               ENDED            ENDED            ENDED
                                                   NOVEMBER 30,          MAY 31,       NOVEMBER 30,        MAY 31,
                                                       2003               2003             2003             2003
                                                   ------------      -------------     ------------     -------------
INDEX PLUS SMALL CAP (NUMBER OF SHARES)
Shares sold                                              23,089             62,587          351,091           201,392
Dividends reinvested                                         --                404               --             1,859
Shares redeemed                                          (7,230)            (5,279)         (48,978)          (86,505)
                                                   ------------      -------------     ------------     -------------
Net increase in shares outstanding                       15,859             57,712          302,113           116,746
                                                   ============      =============     ============     =============
INDEX PLUS SMALL CAP ($)
Shares sold                                        $    285,663      $     692,074     $  4,510,575     $   2,165,063
Dividends reinvested                                         --              4,275               --            19,557
Shares redeemed                                         (91,642)           (57,703)        (627,082)         (939,113)
                                                   ------------      -------------     ------------     -------------
Net increase                                       $    194,021      $     638,646     $  3,883,493     $   1,245,507
                                                   ============      =============     ============     =============

                                                           CLASS A SHARES                      CLASS B SHARES
                                                   -------------------------------     ------------------------------
                                                    SIX MONTHS            YEAR          SIX MONTHS          YEAR
                                                      ENDED               ENDED            ENDED            ENDED
                                                   NOVEMBER 30,          MAY 31,       NOVEMBER 30,        MAY 31,
                                                       2003               2003             2003             2003
                                                   ------------      -------------     ------------     -------------
STRATEGIC ALLOCATION GROWTH (NUMBER OF SHARES)
Shares sold                                             773,081          4,000,408           69,347            11,067
Dividends reinvested                                     42,079              6,667              612                --
Shares redeemed                                        (346,038)        (2,478,222)            (105)           (2,864)
                                                   ------------      -------------     ------------     -------------
Net increase in shares outstanding                      469,122          1,528,853           69,854             8,203
                                                   ============      =============     ============     =============
STRATEGIC ALLOCATION GROWTH ($)
Shares sold                                        $  7,469,985      $  35,212,625     $    673,228     $      97,835
Dividends reinvested                                    412,793             57,473            5,969                --
Shares redeemed                                      (3,360,417)       (21,889,272)          (1,001)          (25,324)
                                                   ------------      -------------     ------------     -------------
Net increase                                       $  4,522,361      $  13,380,826     $    678,196     $      72,511
                                                   ============      =============     ============     =============

                                                           CLASS C SHARES                      CLASS I SHARES
                                                   -------------------------------     ------------------------------
                                                    SIX MONTHS            YEAR          SIX MONTHS          YEAR
                                                      ENDED               ENDED            ENDED            ENDED
                                                   NOVEMBER 30,          MAY 31,       NOVEMBER 30,        MAY 31,
                                                       2003               2003             2003             2003
                                                   ------------      -------------     ------------     -------------
STRATEGIC ALLOCATION GROWTH (NUMBER OF SHARES)
Shares sold                                               8,118              2,647          314,220           539,588
Dividends reinvested                                         39                              30,715            13,137
Shares redeemed                                         (15,474)          (127,565)        (210,156)         (816,437)
                                                   ------------      -------------     ------------     -------------
Net increase (decrease) in shares outstanding            (7,317)          (124,918)         134,779          (263,712)
                                                   ============      =============     ============     =============
STRATEGIC ALLOCATION GROWTH ($)
Shares sold                                        $     78,042      $      22,710     $  3,042,288     $   4,678,311
Dividends reinvested                                        380                 --          303,462           113,898
Shares redeemed                                        (150,257)        (1,095,689)      (2,033,465)       (7,210,930)
                                                   ------------      -------------     ------------     -------------
Net increase (decrease)                            $    (71,835)     $  (1,072,979)    $  1,312,285     $  (2,418,721)
                                                   ============      =============     ============     =============

                                                           CLASS A SHARES                      CLASS B SHARES
                                                   -------------------------------     ------------------------------
                                                    SIX MONTHS            YEAR          SIX MONTHS          YEAR
                                                      ENDED               ENDED            ENDED            ENDED
                                                   NOVEMBER 30,          MAY 31,       NOVEMBER 30,        MAY 31,
                                                       2003               2003             2003             2003
                                                   ------------      -------------     ------------     -------------
STRATEGIC ALLOCATION BALANCED (NUMBER OF SHARES)
Shares sold                                             676,969          2,561,156           88,511            40,134
Dividends reinvested                                     53,840             41,676              869               245
Shares redeemed                                        (542,985)        (1,150,625)          (2,868)           (3,335)
                                                   ------------      -------------     ------------     -------------
Net increase in shares outstanding                      187,824          1,452,207           86,512            37,044
                                                   ============      =============     ============     =============
STRATEGIC ALLOCATION BALANCED ($)
Shares sold                                        $  6,771,627      $  23,596,966     $    880,323     $    371,991
Dividends reinvested                                    543,793            377,998            8,769            2,231
Shares redeemed                                      (5,426,659)       (10,569,212)         (29,110)         (29,949)
                                                   ------------      -------------     ------------     -------------
Net increase                                       $  1,888,761      $  13,405,752     $    859,982     $    344,273
                                                   ============      =============     ============     =============

                                                           CLASS C SHARES                      CLASS I SHARES
                                                   -------------------------------     ------------------------------
                                                    SIX MONTHS            YEAR          SIX MONTHS          YEAR
                                                      ENDED               ENDED            ENDED            ENDED
                                                   NOVEMBER 30,          MAY 31,       NOVEMBER 30,        MAY 31,
                                                       2003               2003             2003             2003
                                                   ------------      -------------     ------------     -------------
STRATEGIC ALLOCATION BALANCED (NUMBER OF SHARES)
Shares sold                                              10,165            5,114            257,553           700,937
Dividends reinvested                                        130               41             42,075            46,208
Shares redeemed                                              (5)          (1,159)          (284,605)         (807,144)
                                                   ------------      -------------     ------------     -------------
Net increase (decrease) in shares outstanding            10,290            3,996             15,023           (59,999)
                                                   ============      =============     ============     =============
STRATEGIC ALLOCATION BALANCED ($)
Shares sold                                        $    100,794      $      45,682     $  2,593,674     $   6,436,593
Dividends reinvested                                      1,326                372          428,747           422,338
Shares redeemed                                             (62)           (10,300)      (2,857,410)       (7,490,559)
                                                   ------------      -------------     ------------     -------------
Net increase (decrease)                            $    102,058      $      35,754     $    165,011     $    (631,628)
                                                   ============      =============     ============     =============

                                                           CLASS A SHARES                      CLASS B SHARES
                                                   -------------------------------     ------------------------------
                                                    SIX MONTHS            YEAR          SIX MONTHS          YEAR
                                                      ENDED               ENDED            ENDED            ENDED
                                                   NOVEMBER 30,          MAY 31,       NOVEMBER 30,        MAY 31,
                                                       2003               2003             2003             2003
                                                   ------------      -------------     ------------     -------------
STRATEGIC ALLOCATION INCOME (NUMBER OF SHARES)
Shares sold                                             374,341          1,514,198           17,525            59,671
Dividends reinvested                                     34,763             37,131              240               460
Shares redeemed                                        (284,536)          (847,460)         (21,066)          (11,949)
                                                   ------------      -------------     ------------     -------------
Net increase (decrease) in shares outstanding           124,568            703,869           (3,301)           48,182
                                                   ============      =============     ============     =============
STRATEGIC ALLOCATION INCOME ($)
Shares sold                                        $  3,605,314      $  13,829,687     $    168,672     $     546,707
Dividends reinvested                                    337,546            333,434            2,354             4,164
Shares redeemed                                      (2,751,007)        (7,736,961)        (205,599)         (108,368)
                                                   ------------      -------------     ------------     -------------
Net increase (decrease)                            $  1,191,853      $   6,426,160     $    (34,573)    $     442,503
                                                   ============      =============     ============     =============

                                                           CLASS C SHARES                      CLASS I SHARES
                                                   -------------------------------     ------------------------------
                                                    SIX MONTHS            YEAR          SIX MONTHS          YEAR
                                                      ENDED               ENDED            ENDED            ENDED
                                                   NOVEMBER 30,          MAY 31,       NOVEMBER 30,        MAY 31,
                                                       2003               2003             2003             2003
                                                   ------------      -------------     ------------     -------------
STRATEGIC ALLOCATION INCOME (NUMBER OF SHARES)
Shares sold                                              11,706              5,766          208,081           551,598
Dividends reinvested                                         69                 98           25,068            29,741
Shares redeemed                                          (2,291)            (9,339)        (215,959)         (622,187)
                                                   ------------      -------------     ------------     -------------
Net increase (decrease) in shares outstanding             9,484             (3,475)          17,190           (40,848)
                                                   ============      =============     ============     =============
STRATEGIC ALLOCATION INCOME ($)
Shares sold                                        $    114,458      $      52,751     $  2,025,998     $   5,064,626
Dividends reinvested                                        677                885          245,665           269,451
Shares redeemed                                         (21,946)           (85,306)      (2,088,028)       (5,720,118)
                                                   ------------      -------------     ------------     -------------
Net increase (decrease)                            $     93,189      $     (31,670)    $    183,635     $    (386,041)
                                                   ============      =============     ============     =============

NOTE 10 -- SECURITIES LENDING

Under an agreement with Bank of New York ("BNY"), the Funds can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. Government securities. The collateral must be in an amount equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the "Agreement"). The cash collateral received is reflected on the Statement of Assets and Liabilities as cash collateral for securities loaned. Generally, in the event of counterparty default, the Funds have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower's failure to return a loaned security, however there would be a potential loss to the Funds in the event the Funds are delayed or prevented from exercising their right to dispose of the collateral. The Funds bear the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Fund. At November 30, 2003, the Funds had securities on loan with the following market values:

                                VALUE OF                VALUE OF
FUND                         SECURITIES LOANED         COLLATERAL
----                         -----------------       --------------
Index Plus LargeCap          $      84,700,792       $   86,888,793
Index Plus MidCap                   26,244,917           26,873,016
Index Plus SmallCap                  5,629,400            5,813,137
Strategic Allocation
   Growth                           12,242,457           12,541,885
Strategic Allocation
   Balanced                         19,012,533           19,475,303
Strategic Allocation
   Income                           12,058,772           12,363,778

NOTE 11 -- FEDERAL INCOME TAXES

Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders were as follows:

SIX MONTHS ENDED                                        ORDINARY
NOVEMBER 30, 2003:                                       INCOME
                                                     --------------
Index Plus LargeCap                                  $    3,044,097
Index Plus MidCap                                           128,748
Strategic Allocation Growth                                 723,530
Strategic Allocation Balanced                               983,422
Strategic Allocation Income                                 587,438

YEAR ENDED                        ORDINARY              LONG-TERM
MAY 31, 2003:                      INCOME             CAPITAL GAINS
                             -----------------       --------------
Index Plus LargeCap            $   3,076,472           $      --
Index Plus MidCap                         --             509,661
Index Plus SmallCap                       --             206,122
Strategic Allocation Growth          171,438                  --
Strategic Allocation Balanced        803,396                  --
Strategic Allocation Income          608,144                  --

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. Key differences are the treatment of short-term capital gains, foreign currency transactions, wash sale deferrals and other temporary differences. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications. To the extent distributions exceed net investment income and/or net realized capital gains for tax purposes, they are reported as distributions of paid-in capital.

Capital loss carryforwards, which may be used to offset future realized capital gains for federal income tax purposes were as follows at May 31, 2003:

                                                          EXPIRATION
                                    AMOUNT                  DATES
                               -----------------       --------------
Index Plus LargeCap              $  98,297,384           2007-2011
Index Plus MidCap                    2,895,772                2011
Index Plus SmallCap                    253,190                2011
Strategic Allocation Growth         12,084,760           2008-2011
Strategic Allocation Balanced       13,542,701           2008-2011
Strategic Allocation Income          3,897,969           2009-2011

NOTE 12 -- OTHER INFORMATION

As with many financial services companies, ING Investments and affiliates of ING Investments (collectively, "ING") have received requests for information from various governmental and self-regulatory agencies in connection with investigations related to trading in investment company shares. In each case, full cooperation and responses are being provided. ING is also conducting an internal review of investment company share trading as well as reviewing their policies and procedures in this area.

ING Index
Plus LargeCap
Fund                PORTFOLIO OF INVESTMENTS as of November 30, 2003 (Unaudited)

SHARES                                                                            VALUE
--------------------------------------------------------------------------------------------
COMMON STOCK: 99.0%

                         ADVERTISING: 0.3%
     19,350     @,L      Interpublic Group of Cos., Inc.                      $      275,738
     14,450              Omnicom Group                                             1,151,087
                                                                              --------------
                                                                                   1,426,825
                                                                              --------------

                         AEROSPACE/DEFENSE: 1.1%
     36,500              Boeing Co.                                                1,401,235
      8,550              General Dynamics Corp.                                      691,439
      8,200              Goodrich Corp.                                              225,582
     20,400              Lockheed Martin Corp.                                       937,176
     12,350      L       Rockwell Collins, Inc.                                      332,092
     20,300              United Technologies Corp.                                 1,739,709
                                                                              --------------
                                                                                   5,327,233
                                                                              --------------

                         AGRICULTURE: 1.1%
     87,800      L       Altria Group, Inc.                                        4,565,600
     20,350              Monsanto Co.                                                551,892
      4,000              RJ Reynolds Tobacco
                           Holdings, Inc.                                            220,800
                                                                              --------------
                                                                                   5,338,292
                                                                              --------------

                         AIRLINES: 0.2%
     10,950      L       Delta Air Lines, Inc.                                       137,313
     34,300              Southwest Airlines Co.                                      616,714
                                                                              --------------
                                                                                     754,027
                                                                              --------------

                         APPAREL: 0.5%
      8,850              Jones Apparel Group, Inc.                                   305,325
      6,400              Liz Claiborne, Inc.                                         224,064
     19,250              Nike, Inc.                                                1,294,562
      3,200      L       Reebok Intl. Ltd.                                           128,768
     4,350               VF Corp.                                                    179,525
                                                                              --------------
                                                                                   2,132,244
                                                                              --------------

                         AUTO MANUFACTURERS: 1.0%
    197,150      L       Ford Motor Co.                                            2,602,380
     24,400      L       General Motors Corp.                                      1,043,832
     13,125              Paccar, Inc.                                              1,052,756
                                                                              --------------
                                                                                   4,698,968
                                                                              --------------

                         AUTO PARTS AND EQUIPMENT: 0.2%
      5,300              Dana Corp.                                                   85,701
     63,850              Delphi Corp.                                                560,603
      3,700              Johnson Controls, Inc.                                      404,928
                                                                              --------------
                                                                                   1,051,232
                                                                              --------------

                         BANKS: 6.9%
     15,000              Amsouth Bancorp                                             359,850
     86,300              Bank of America Corp.                                     6,509,608
     33,550              Bank of New York Co., Inc.                                1,029,314
     46,850              Bank One Corp.                                            2,031,415
      9,600      L       BB&T Corp.                                                  377,856
      9,549              Charter One Financial, Inc.                                 317,218
      3,150              Comerica, Inc.                                              164,273
      5,200              First Tennessee National Corp.                              231,920
     45,300              FleetBoston Financial Corp.                               1,839,179
      8,750              Huntington Bancshares, Inc.                                 192,413
     18,400              Keycorp                                                     511,336
      8,300              Marshall & Ilsley Corp.                                     307,930
     17,300              Mellon Financial Corp.                                      498,240
     26,950              National City Corp.                                         904,173
      6,400      L       North Fork Bancorporation, Inc.                             255,552
      8,700              Northern Trust Corp.                                        390,195
     11,800              PNC Financial Services Group, Inc.                          641,448
      9,250              Regions Financial Corp.                              $      343,268
     23,950              SouthTrust Corp.                                            769,993
     15,200              State Street Corp.                                          774,592
     11,950              SunTrust Banks, Inc.                                        849,048
      5,400              Synovus Financial Corp.                                     154,764
      9,550              Union Planters Corp.                                        329,571
     84,481              US Bancorp                                                2,340,968
    113,950              Wachovia Corp.                                            5,213,212
     74,400              Wells Fargo & Co.                                         4,265,351
      7,250              Zions Bancorporation                                        447,108
                                                                              --------------
                                                                                  32,049,795
                                                                              --------------

                         BEVERAGES: 2.7%
     34,350      L       Anheuser-Busch Cos., Inc.                                 1,780,017
      1,100              Brown-Forman Corp.                                          100,914
    108,450              Coca-Cola Co.                                             5,042,925
      8,350              Coca-Cola Enterprises, Inc.                                 172,428
     16,400              Pepsi Bottling Group, Inc.                                  378,512
    103,000              PepsiCo, Inc.                                             4,956,360
                                                                              --------------
                                                                                  12,431,156
                                                                              --------------

                         BIOTECHNOLOGY: 1.0%
     59,684      @       Amgen, Inc.                                               3,432,427
      7,950     @,L      Chiron Corp.                                                426,279
      8,600      @       Genzyme Corp.                                               401,964
     11,550      @       Medimmune, Inc.                                             274,890
                                                                              --------------
                                                                                   4,535,560
                                                                              --------------

                         BUILDING MATERIALS: 0.2%
      3,200      @       American Standard Cos., Inc.                                319,040
     19,650              Masco Corp.                                                 534,480
      4,400              Vulcan Materials Co.                                        195,668
                                                                              --------------
                                                                                   1,049,188
                                                                              --------------

                         CHEMICALS: 1.1%
      8,950              Air Products & Chemicals, Inc.                              429,063
     43,650              Dow Chemical Co.                                          1,639,057
     17,750              Du Pont EI de Nemours & Co.                                 735,915
     10,400      L       Ecolab, Inc.                                                272,688
     14,300              Engelhard Corp.                                             426,426
      3,550      L       International Flavors &
                           Fragrances, Inc.                                          115,269
      7,600              PPG Industries, Inc.                                        444,372
      7,050              Praxair, Inc.                                               506,049
     10,100              Rohm & Haas Co.                                             405,515
      6,500              Sherwin-Williams Co.                                        210,795
      3,350              Sigma-Aldrich Corp.                                         179,460
                                                                              --------------
                                                                                   5,364,609
                                                                              --------------

                         COMMERCIAL SERVICES: 1.5%
      7,500     @,L      Apollo Group, Inc.                                          517,725
    108,700     @,L      Cendant Corp.                                             2,408,792
     20,050      @       Concord EFS, Inc.                                           230,375
      9,800     @,L      Convergys Corp.                                             150,332
      1,100              Deluxe Corp.                                                 45,320
      5,000              Equifax, Inc.                                               118,150
     13,200      L       H&R Block, Inc.                                             716,628
     12,350              McKesson Corp.                                              360,620
      6,800              Moody's Corp.                                               389,504
     41,700      @       Paychex, Inc.                                             1,604,199
      7,150     @,L      Robert Half Intl., Inc.                                     159,159
      5,000      L       RR Donnelley & Sons Co.                                     140,300
                                                                              --------------
                                                                                   6,841,104
                                                                              --------------

                 See Accompanying Notes to Financial Statements

ING Index
Plus LargeCap                   PORTFOLIO OF INVESTMENTS as of November 30, 2003
Fund                            (Unaudited) (Continued)

SHARES                                                                            VALUE
--------------------------------------------------------------------------------------------
                         COMPUTERS: 4.3%
     25,500      @       Apple Computer, Inc.                                 $      533,460
    113,850      @       Dell, Inc.                                                3,927,824
     21,550      L       Electronic Data Systems Corp.                               465,911
    162,600      @       EMC Corp.                                                 2,234,124
     34,650      @       Gateway, Inc.                                               154,539
    131,159              Hewlett-Packard Co.                                       2,844,839
     75,800     @,L      International Business
                           Machines Corp.                                          6,862,931
     14,650      @       Lexmark Intl., Inc.                                       1,133,910
     35,550     @,L      Network Appliance, Inc.                                     821,561
    152,850      @       Sun Microsystems, Inc.                                      652,670
     15,100      @       Sungard Data Systems, Inc.                                  408,002
     15,650      @       Unisys Corp.                                                255,408
                                                                              --------------
                                                                                  20,295,179
                                                                              --------------

                         COSMETICS/PERSONAL CARE: 2.6%
      2,300              Alberto-Culver Co.                                          140,461
     10,450              Avon Products, Inc.                                         715,825
     22,850      L       Colgate-Palmolive Co.                                     1,199,625
     76,250              Gillette Co.                                              2,571,913
     38,200              Kimberly-Clark Corp.                                      2,071,204
     56,050              Procter & Gamble Co.                                      5,394,252
                                                                              --------------
                                                                                  12,093,280
                                                                              --------------

                         DISTRIBUTION/WHOLESALE: 0.0%
      4,250              WW Grainger, Inc.                                           196,605
                                                                              --------------
                                                                                     196,605
                                                                              --------------

                         DIVERSIFIED FINANCIAL SERVICES: 8.8%
     57,200      L       American Express Co.                                      2,614,612
      7,300              Bear Stearns Cos., Inc.                                     528,958
     17,150      L       Capital One Financial Corp.                               1,024,198
     57,500      L       Charles Schwab Corp.                                        667,000
    225,200              Citigroup, Inc.                                          10,593,407
     14,950      L       Countrywide Financial Corp.                               1,578,720
     43,350              Fannie Mae                                                3,034,500
     10,400      L       Franklin Resources, Inc.                                    497,432
     28,400              Freddie Mac                                               1,545,528
     20,850              Goldman Sachs Group, Inc.                                 2,003,268
    164,650              JP Morgan Chase & Co.                                     5,822,024
     20,850              Lehman Brothers Holdings, Inc.                            1,505,579
     56,275              MBNA Corp.                                                1,379,863
     85,200      L       Merrill Lynch & Co., Inc.                                 4,835,100
     47,700              Morgan Stanley                                            2,636,856
     10,850      @       Providian Financial Corp.                                   122,605
     18,300              SLM Corp.                                                   679,479
      5,550              T Rowe Price Group, Inc.                                    233,322
                                                                              --------------
                                                                                  41,302,451
                                                                              --------------

                         ELECTRIC: 2.2%
     43,600      @       AES Corp.                                                   386,732
      7,050              Ameren Corp.                                                311,117
     15,100              American Electric Power Co., Inc.                           418,119
     31,650              Centerpoint Energy, Inc.                                    307,005
      6,950      L       Cinergy Corp.                                               254,023
      3,900              Consolidated Edison, Inc.                                   157,170
     12,500              Constellation Energy Group, Inc.                            470,500
      5,700              Dominion Resources, Inc.                                    343,539
     15,100      L       Duke Energy Corp.                                           272,404
     33,900      @       Edison Intl.                                                692,238
      8,850              Entergy Corp.                                               467,811
     23,750              Exelon Corp.                                              1,468,224
     14,150              FirstEnergy Corp.                                           490,298
      7,700              FPL Group, Inc.                                             489,335
      8,500              NiSource, Inc.                                       $      176,375
     17,700     @,L      PG&E Corp.                                                  444,624
      4,400              Pinnacle West Capital Corp.                                 173,228
     11,500              PPL Corp.                                                   470,120
      4,400              Progress Energy, Inc.                                       192,808
     10,500              Public Service Enterprise
                           Group, Inc.                                               430,710
    32,050       L       Southern Co.                                                938,103
    23,600               TXU Corp.                                                   522,504
    31,000       L       Xcel Energy, Inc.                                           517,700
                                                                              --------------
                                                                                  10,394,687
                                                                              --------------
                         ELECTRICAL COMPONENTS AND EQUIPMENT: 0.3%
     15,500              American Power Conversion                                   338,830
     17,100              Emerson Electric Co.                                      1,043,784
      6,500      L       Molex, Inc.                                                 209,040
                                                                              --------------
                                                                                   1,591,654
                                                                              --------------
                         ELECTRONICS: 0.6%
     19,350    @,L       Agilent Technologies, Inc.                                  547,218
      9,350              Applera Corp. - Applied
                           Biosystems Group                                          200,745
      7,700     @        Jabil Circuit, Inc.                                         211,827
      5,300              Parker Hannifin Corp.                                       291,447
      9,100              Perkinelmer, Inc.                                           153,881
     56,600     @,L      Sanmina-SCI Corp.                                           689,954
     36,600     @,L      Solectron Corp.                                             214,110
     10,300              Symbol Technologies, Inc.                                   143,685
      6,400              Tektronix, Inc.                                             176,320
      6,300      @       Thermo Electron Corp.                                       150,570
                                                                              --------------
                                                                                   2,779,757
                                                                              --------------
                         ENTERTAINMENT: 0.1%
     14,350              International Game Technology                               497,802
                                                                              --------------
                                                                                     497,802
                                                                              --------------
                         ENVIRONMENTAL CONTROL: 0.2%
      7,200     @,L      Allied Waste Industries, Inc.                                89,640
     26,750              Waste Management, Inc.                                      786,718
                                                                              --------------
                                                                                     876,358
                                                                              --------------
                         FOOD: 1.7%
     26,245              Archer-Daniels-Midland Co.                                  375,041
     16,900              Campbell Soup Co.                                           432,809
     39,350              Conagra Foods, Inc.                                         964,075
     15,700              General Mills, Inc.                                         706,657
      2,200              Hershey Foods Corp.                                         170,940
     26,350              HJ Heinz Co.                                                951,235
     16,750              Kellogg Co.                                                 599,148
     29,950      @       Kroger Co.                                                  564,857
      5,700      L       McCormick & Co., Inc.                                       163,533
     18,950     @,L      Safeway, Inc.                                               393,213
     32,200              Sara Lee Corp.                                              661,710
     12,600              Supervalu, Inc.                                             325,332
     26,800              Sysco Corp.                                                 973,375
      5,150      L       Winn-Dixie Stores, Inc.                                      46,505
      9,200      L       WM Wrigley Jr Co.                                           507,104
                                                                              --------------
                                                                                   7,835,534
                                                                              --------------

                         FOREST PRODUCTS AND PAPER: 0.4%
      2,100      L       Boise Cascade Corp.                                          61,971
     10,050              Georgia-Pacific Corp.                                       274,265
     19,400              International Paper Co.                                     721,874
      8,000      @       Louisiana-Pacific Corp.                                     144,720
      9,250              MeadWestvaco Corp.                                          236,060
      9,350      L       Weyerhaeuser Co.                                            532,950
                                                                              --------------
                                                                                   1,971,840
                                                                              --------------

                 See Accompanying Notes to Financial Statements

ING Index
Plus LargeCap                   PORTFOLIO OF INVESTMENTS as of November 30, 2003
Fund                            (Unaudited) (Continued)

SHARES                                                                            VALUE
--------------------------------------------------------------------------------------------
                         GAS: 0.1%
      5,200      L       KeySpan Corp.                                        $      183,196
      4,800      L       Peoples Energy Corp.                                        192,960
      9,350      L       Sempra Energy                                               264,792
                                                                              --------------
                                                                                     640,948
                                                                              --------------

                         HAND/MACHINE TOOLS: 0.1%
      5,050              Black & Decker Corp.                                        234,270
      1,300              Snap-On, Inc.                                                39,026
      2,900              Stanley Works                                                94,859
                                                                              --------------
                                                                                     368,155
                                                                              --------------

                         HEALTHCARE-PRODUCTS: 3.6%
     27,650              Baxter Intl., Inc.                                          769,223
     12,200              Becton Dickinson & Co.                                      488,366
     10,450      L       Biomet, Inc.                                                373,797
     63,800      @       Boston Scientific Corp.                                   2,289,782
      4,250              CR Bard, Inc.                                               321,300
     34,650              Guidant Corp.                                             1,967,081
    131,200              Johnson & Johnson                                         6,466,847
     53,300              Medtronic, Inc.                                           2,409,160
      7,700      @       St. Jude Medical, Inc.                                      487,718
      8,200      L       Stryker Corp.                                               664,200
      8,450     @,L      Zimmer Holdings, Inc.                                       557,024
                                                                              --------------
                                                                                  16,794,498
                                                                              --------------

                         HEALTHCARE-SERVICES: 1.5%
      6,800      L       Aetna, Inc.                                                 437,784
     15,700     @,L      Anthem, Inc.                                              1,132,284
     13,600      @       Humana, Inc.                                                303,688
     65,100      L       UnitedHealth Group, Inc.                                  3,508,890
     16,850      @       WellPoint Health Networks                                 1,575,307
                                                                              --------------
                                                                                   6,957,953
                                                                              --------------

                         HOME BUILDERS: 0.2%
      2,750              Centex Corp.                                                300,850
      3,200      L       KB Home                                                     220,416
      2,400      L       Pulte Homes, Inc.                                           229,296
                                                                              --------------
                                                                                     750,562
                                                                              --------------

                         HOME FURNISHINGS: 0.1%
      7,750              Leggett & Platt, Inc.                                       157,635
      7,600      L       Whirlpool Corp.                                             519,232
                                                                              --------------
                                                                                     676,867
                                                                              --------------

                         HOUSEHOLD PRODUCTS/WARES: 0.3%
      9,450              Clorox Co.                                                  443,394
     10,800              Fortune Brands, Inc.                                        737,856
                                                                              --------------
                                                                                   1,181,250
                                                                              --------------

                         INSURANCE: 4.8%
     21,200      @@      ACE Ltd.                                                    772,740
     21,250      L       Aflac, Inc.                                                 764,363
     29,450              Allstate Corp.                                            1,189,190
      4,100              Ambac Financial Group, Inc.                                 281,875
    113,750              American Intl. Group                                      6,591,812
     13,650      L       AON Corp.                                                   299,481
     13,650      L       Chubb Corp.                                                 893,393
     10,900              Cigna Corp.                                                 584,785
      6,900      L       Cincinnati Financial Corp.                                  279,657
     11,900              Hartford Financial Services
                           Group, Inc.                                               654,500
      6,700              Jefferson-Pilot Corp.                                       325,151
     12,300              John Hancock Financial
                           Services, Inc.                                            452,025
     13,250              Lincoln National Corp.                               $      519,533
     21,650              Marsh & McLennan Cos., Inc.                                 962,126
      6,750      L       MBIA, Inc.                                                  392,310
     32,800              Metlife, Inc.                                             1,072,232
      4,550      L       MGIC Investment Corp.                                       240,923
     14,850              Principal Financial Group                                   491,684
     16,400              Progressive Corp.                                         1,280,839
     59,300              Prudential Financial, Inc.                                2,319,222
      5,850      L       Safeco Corp.                                                218,966
      9,800      L       St. Paul Cos.                                               363,580
      4,500              Torchmark Corp.                                             198,450
     54,754              Travelers Property Casualty Corp.                           854,162
      5,800      @@      XL Capital Ltd.                                             436,160
                                                                              --------------
                                                                                  22,439,159
                                                                              --------------

                         INTERNET: 0.6%
     28,250      @,      eBay, Inc.                                                1,577,763
     21,300     @,L      Symantec Corp.                                              699,279
     11,550     @,L      Yahoo!, Inc.                                                496,419
                                                                              --------------
                                                                                   2,773,461
                                                                              --------------

                         LEISURE TIME: 0.2%
      4,900              Brunswick Corp.                                             147,245
     13,100      L       Harley-Davidson, Inc.                                       617,927
                                                                              --------------
                                                                                     765,172
                                                                              --------------

                         LODGING: 0.3%
      6,350              Harrah's Entertainment, Inc.                                303,975
     17,300              Hilton Hotels Corp.                                         283,028
      9,650              Marriott Intl., Inc.                                        442,259
      8,250      @       Starwood Hotels & Resorts
                           Worldwide, Inc.                                           284,378
                                                                              --------------
                                                                                   1,313,640
                                                                              --------------

                         MACHINERY-CONSTRUCTION & MINING: 0.2%
     14,000              Caterpillar, Inc.                                         1,064,700
                                                                              --------------
                                                                                   1,064,700
                                                                              --------------

                         MACHINERY-DIVERSIFIED: 0.5%
     18,250      L       Deere & Co.                                               1,117,448
      8,400              Dover Corp.                                                 322,476
     21,200              Rockwell Automation, Inc.                                   704,900
                                                                              --------------
                                                                                   2,144,824
                                                                              --------------

                         MEDIA: 2.6%
     95,350     @,L      Comcast Corp.                                             2,992,083
      3,350              Dow Jones & Co., Inc.                                       166,160
      4,800              Gannett Co., Inc.                                           415,680
      3,500      L       Knight-Ridder, Inc.                                         260,330
     14,050              McGraw-Hill Cos., Inc.                                      962,425
      1,750              Meredith Corp.                                               83,808
      6,150              New York Times Co.                                          282,285
     194,350     @       Time Warner, Inc.                                         3,164,017
     13,300              Tribune Co.                                                 649,705
     30,750              Viacom, Inc.                                              1,209,090
     83,950      L       Walt Disney Co.                                           1,938,406
                                                                              --------------
                                                                                  12,123,989
                                                                              --------------

                         MINING: 0.6%
     35,650      @       Alcoa, Inc.                                               1,169,677
      7,800              Freeport-McMoRan
                           Copper & Gold, Inc.                                       339,534
     17,550              Newmont Mining Corp.                                        844,857
      4,250      @       Phelps Dodge Corp.                                          270,640
                                                                              --------------
                                                                                   2,624,708
                                                                              --------------

                 See Accompanying Notes to Financial Statements

ING Index
Plus LargeCap                   PORTFOLIO OF INVESTMENTS as of November 30, 2003
Fund                            (Unaudited) (Continued)

SHARES                                                                            VALUE
--------------------------------------------------------------------------------------------
                         MISCELLANEOUS MANUFACTURING: 5.4%
     67,400      @       3M Co.                                               $    5,327,295
      3,650              Cooper Industries Ltd.                                      195,823
     11,100      L       Danaher Corp.                                               923,520
     12,450      L       Eastman Kodak Co.                                           303,282
      3,000              Eaton Corp.                                                 308,970
    443,050              General Electric Co.                                     12,702,243
     38,050              Honeywell Intl., Inc.                                     1,129,705
     13,550      L       Illinois Tool Works, Inc.                                 1,058,255
      6,650      @@      Ingersoll-Rand Co.                                          414,561
      3,650              ITT Industries, Inc.                                        240,608
      5,800              Pall Corp.                                                  148,596
      5,450              Textron, Inc.                                               271,628
     87,250     @@,L     Tyco Intl. Ltd.                                           2,002,387
                                                                              --------------
                                                                                  25,026,873
                                                                              --------------

                         OFFICE/BUSINESS EQUIPMENT: 0.2%
     17,400              Pitney Bowes, Inc.                                          691,650
     33,600     @,L      Xerox Corp.                                                 409,248
                                                                              --------------
                                                                                   1,100,898
                                                                              --------------

                         OIL AND GAS: 5.2%
      3,650              Amerada Hess Corp.                                          172,901
     10,450              Anadarko Petroleum Corp.                                    469,519
      2,870              Apache Corp.                                                206,066
      8,400              Burlington Resources, Inc.                                  421,680
     66,050              ChevronTexaco Corp.                                       4,960,354
     49,509              ConocoPhillips                                            2,809,140
     16,650              Devon Energy Corp.                                          821,844
      1,950      L       EOG Resources, Inc.                                          81,783
    289,250              Exxon Mobil Corp.                                        10,462,172
      3,750              Kerr-McGee Corp.                                            157,463
     24,100              Marathon Oil Corp.                                          713,601
      6,150    @,@@,L    Nabors Industries Ltd.                                      228,288
      2,600     @        Noble Corp.                                                  89,908
     41,600              Occidental Petroleum Corp.                                1,525,887
      7,550              Sunoco, Inc.                                                362,476
     12,950    @,L       Transocean, Inc.                                            250,971
     10,700              Unocal Corp.                                                340,046
                                                                              --------------
                                                                                  24,074,099
                                                                              --------------

                         OIL AND GAS SERVICES: 0.1%
      6,450      @       BJ Services Co.                                             205,691
     18,600              Halliburton Co.                                             434,310
                                                                              --------------
                                                                                     640,001
                                                                              --------------

                         PACKAGING AND CONTAINERS: 0.2%
      4,300              Ball Corp.                                                  240,585
      2,050              Bemis Co.                                                    93,275
      6,400      @       Pactiv Corp.                                                143,616
      8,800     @,L      Sealed Air Corp.                                            464,376
                                                                              --------------
                                                                                     941,852
                                                                              --------------

                         PHARMACEUTICALS: 5.9%
     69,000              Abbott Laboratories                                       3,049,800
      5,550      L       Allergan, Inc.                                              414,752
     34,250              Bristol-Myers Squibb Co.                                    902,488
     51,950              Eli Lilly & Co.                                           3,561,692
      6,350      @       Forest Laboratories, Inc.                                   346,964
     10,466      @       King Pharmaceuticals, Inc.                                  135,116
     11,402      @       Medco Health Solutions, Inc.                                415,375
    102,500              Merck & Co., Inc.                                         4,161,499
    351,480              Pfizer, Inc.                                             11,792,153
        200      L       Schering-Plough Corp.                                         3,210
      5,200     @,L      Watson Pharmaceuticals, Inc.                         $      245,128
     58,800              Wyeth                                                     2,316,720
                                                                              --------------
                                                                                  27,344,897
                                                                              --------------

                         PIPELINES: 0.1%
      5,650              Kinder Morgan, Inc.                                         307,925
     36,400              Williams Cos., Inc.                                         341,432
                                                                              --------------
                                                                                     649,357
                                                                              --------------

                         REITs: 0.2%
     16,300              Equity Office Properties Trust                              451,999
     10,850              Equity Residential                                          318,556
      7,200              Simon Property Group, Inc.                                  341,640
                                                                              --------------
                                                                                   1,112,195
                                                                              --------------

                         RETAIL: 9.2%
     12,300      @       Autonation, Inc.                                            216,234
     21,250      @       Bed Bath & Beyond, Inc.                                     897,600
     36,050      L       Best Buy Co., Inc.                                        2,235,100
      7,300      @       Big Lots, Inc.                                              107,018
     18,600      @       Costco Wholesale Corp.                                      666,252
     29,650              CVS Corp.                                                 1,110,689
      9,950              Darden Restaurants, Inc.                                    206,065
     13,450      L       Dollar General Corp.                                        284,064
      7,950              Family Dollar Stores                                        306,711
     21,000              Federated Department Stores                               1,030,890
     98,300      L       Gap, Inc.                                                 2,113,450
    179,450              Home Depot, Inc.                                          6,596,581
     11,300      L       JC Penney Co., Inc.                                         281,144
     23,800              Limited Brands                                              426,496
     34,450      L       Lowe's Cos., Inc.                                         2,008,435
     12,750              May Department Stores Co.                                   378,038
    138,450              McDonald's Corp.                                          3,548,473
      6,400              Nordstrom, Inc.                                             220,800
     13,600      @       Office Depot, Inc.                                          215,560
     17,700              RadioShack Corp.                                            551,355
     11,550              Sears Roebuck And Co.                                       637,098
     54,900      @       Staples, Inc.                                             1,490,535
     30,500     @,L      Starbucks Corp.                                             978,135
      6,600              Tiffany & Co.                                               299,310
      9,200              TJX Cos., Inc.                                              207,828
     17,300     @,L      Toys R US, Inc.                                             203,102
    193,390              Wal-Mart Stores, Inc.                                    10,760,219
    106,050              Walgreen Co.                                              3,903,700
      9,150              Wendy's Intl., Inc.                                         355,295
     12,700      @       Yum! Brands, Inc.                                           438,023
                                                                              --------------
                                                                                  42,674,200
                                                                              --------------

                         SAVINGS AND LOANS: 0.5%
      6,600              Golden West Financial Corp.                                 665,940
     40,150              Washington Mutual, Inc.                                   1,839,272
                                                                              --------------
                                                                                   2,505,212
                                                                              --------------

                         SEMICONDUCTORS: 5.0%
     44,050     @,L      Altera Corp.                                              1,115,787
     16,700              Analog Devices, Inc.                                        830,825
    122,350      @       Applied Materials, Inc.                                   2,973,104
     28,350      @       Applied Micro Circuits Corp.                                183,141
      5,250     @,L      Broadcom Corp.                                              191,258
    346,950              Intel Corp.                                              11,598,538
     13,050              Linear Technology Corp.                                     562,977
     27,650     @,L      LSI Logic Corp.                                             259,081
     34,700      L       Maxim Integrated Products                                 1,807,175
      7,300      @       National Semiconductor Corp.                                326,456
      6,050     @,L      Novellus Systems, Inc.                                      264,748

                 See Accompanying Notes to Financial Statements

ING Index
Plus LargeCap                   PORTFOLIO OF INVESTMENTS as of November 30, 2003
Fund                            (Unaudited) (Continued)

SHARES                                                                            VALUE
--------------------------------------------------------------------------------------------
                         SEMICONDUCTORS (CONTINUED)
      5,850     @,L      Nvidia Corp.                                         $      123,728
      3,850     @,L      Qlogic Corp.                                                218,796
      8,800     @,L      Teradyne, Inc.                                              221,496
     73,900              Texas Instruments, Inc.                                   2,199,263
     14,950      @       Xilinx, Inc.                                                561,971
                                                                              --------------
                                                                                  23,438,344
                                                                              --------------

                         SOFTWARE: 5.0%
     16,350      L       Adobe Systems, Inc.                                         675,582
      3,400      L       Autodesk, Inc.                                               78,948
     24,400              Automatic Data Processing                                   932,812
      8,900      @       BMC Software, Inc.                                          148,007
     16,950      @       Citrix Systems, Inc.                                        407,139
     26,450      L       Computer Associates Intl., Inc.                             616,285
     34,100      @       Compuware Corp.                                             195,052
     12,700      @       Electronic Arts, Inc.                                       561,721
     12,750      L       First Data Corp.                                            482,588
      7,300      @       Fiserv, Inc.                                                273,750
     25,100              IMS Health, Inc.                                            578,053
      8,300      @       Intuit, Inc.                                                417,324
      7,050     @,L      Mercury Interactive Corp.                                   329,940
    477,850      L       Microsoft Corp.                                          12,280,744
     14,250      @       Novell, Inc.                                                135,375
    224,400      @       Oracle Corp.                                              2,695,043
     12,850      @       Peoplesoft, Inc.                                            271,778
     53,600      @       Siebel Systems, Inc.                                        706,448
     46,800      @       Veritas Software Corp.                                    1,779,383
                                                                              --------------
                                                                                  23,565,972
                                                                              --------------

                         TELECOMMUNICATIONS: 5.8%
     13,000              Alltel Corp.                                                590,330
     35,160      L       AT&T Corp.                                                  697,223
     47,000     @,L      AT&T Wireless Services, Inc.                                352,500
     41,400      @       Avaya, Inc.                                                 563,040
     81,000              Bellsouth Corp.                                           2,108,430
      9,950              CenturyTel, Inc.                                            325,365
     28,300     @,L      Ciena Corp.                                                 200,364
    310,350      @       Cisco Systems, Inc.                                       7,032,530
     21,500      @       Comverse Technology, Inc.                                   413,445
     48,100     @,L      Corning, Inc.                                               551,226
     25,900     @,L      JDS Uniphase Corp.                                           89,096
    172,250     @,L      Lucent Technologies, Inc.                                   551,200
    101,550              Motorola, Inc.                                            1,425,762
    114,050      @       Nextel Communications, Inc.                               2,888,887
     13,500              Qualcomm, Inc.                                              601,425
    147,400              SBC Communications, Inc.                                  3,431,472
     17,650              Scientific-Atlanta, Inc.                                    509,732
     38,850              Sprint Corp.-FON Group                                      582,362
     43,100     @,L      Sprint Corp.-PCS Group                                      197,829
     15,900      @       Tellabs, Inc.                                               127,200
    121,800              Verizon Communications, Inc.                              3,991,385
                                                                              --------------
                                                                                  27,230,803
                                                                              --------------

                         TOYS/GAMES/HOBBIES: 0.3%
     20,300              Hasbro, Inc.                                                448,833
     43,350              Mattel, Inc.                                                877,404
                                                                              --------------
                                                                                   1,326,237
                                                                              --------------

                         TRANSPORTATION: 1.2%
     16,100              Burlington Northern Santa Fe Corp.                          479,297
     11,910      L       FedEx Corp.                                                 865,857
      7,250              Norfolk Southern Corp.                                      155,223
      4,500              Ryder System, Inc.                                          140,355
      4,250              Union Pacific Corp.                                  $      270,640
     47,950      L       United Parcel Service, Inc.                               3,489,321
                                                                              --------------
                                                                                   5,400,693
                                                                              --------------
                         Total Common Stock
                           (Cost $386,975,706)                                   462,486,899
                                                                              --------------

PRINCIPAL
AMOUNT                                                                            VALUE
--------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 1.2%
                         REPURCHASE AGREEMENT: 1.2%
$ 5,645,000      S       Deutsche Repurchase Agreement
                           dated 11/28/03, 1.060%, due 12/01/03,
                           $5,645,499 to be received upon repurchase
                           (Collateralized by $5,789,000 Federal National
                           Mortgage Association, 4.750%, Market Value
                           $5,758,166 due 02/21/13)                                5,645,000
                                                                              --------------
                         Total Short-term Investments
                           (Cost $5,645,000)                                       5,645,000
                                                                              --------------
                 TOTAL INVESTMENTS IN SECURITIES
                   (COST $392,620,706)*                            100.2%     $  468,131,899
                 OTHER ASSETS AND
                   LIABILITIES-NET                                  (0.2)           (820,702)
                                                                   -----      --------------
                 NET ASSETS                                        100.0%     $  467,311,197
                                                                   =====      ==============

@    Non-income producing security
@@   Foreign Issuer
L Loaned security, a portion or all of the security is on loan at November 30, 2003.
* Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized appreciation consists of:

                 Gross Unrealized Appreciation                                $   79,758,712
                 Gross Unrealized Depreciation                                    (4,247,519)
                                                                              --------------
                 Net Unrealized Appreciation                                  $   75,511,193
                                                                              ==============

Information concerning open futures contracts at November 30, 2003 is shown below:

                            NOTIONAL
                 NO. OF      MARKET     EXPIRATION  UNREALIZED
                CONTRACTS    VALUE        DATE         GAIN
                ----------------------------------------------
LONG CONTRACT
S&P 500 Index       3       $ 793,350    Dec-03      $ 16,323
                            =========                ========

                 See Accompanying Notes to Financial Statements

ING Index
Plus MidCap
Fund                PORTFOLIO OF INVESTMENTS as of November 30, 2003 (Unaudited)

SHARES                                                                            VALUE
--------------------------------------------------------------------------------------------
COMMON STOCK: 99.2%

                         ADVERTISING: 0.3%
      7,750     @,L      Catalina Marketing Corp.                             $      143,608
     12,200              Harte-Hanks, Inc.                                           262,666
                                                                              --------------
                                                                                     406,274
                                                                              --------------

                         AEROSPACE/DEFENSE: 0.6%
     12,900     @,L      L-3 Communications
                           Holdings, Inc.                                            606,945
        600      @       Sequa Corp.                                                  28,650
     10,850      @       Titan Corp.                                                 231,648
                                                                              --------------
                                                                                     867,243
                                                                              --------------

                         AIRLINES: 0.2%
      3,150     @,L      Alaska Air Group, Inc.                                       90,594
      5,625     @,L      Jetblue Airways Corp.                                       205,088
                                                                              --------------
                                                                                     295,682
                                                                              --------------

                         APPAREL: 1.3%
     35,950      @       Coach, Inc.                                               1,432,248
      4,850      @       Timberland Co.                                              261,997
     12,350      @       Unifi, Inc.                                                  63,356
                                                                              --------------
                                                                                   1,757,601
                                                                              --------------

                         AUTO PARTS AND EQUIPMENT: 1.1%
      9,600              Arvinmeritor, Inc.                                          190,752
      2,500              Bandag, Inc.                                                101,875
      3,550              Borgwarner, Inc.                                            280,450
      8,850              Lear Corp.                                                  523,389
     12,350              Modine Manufacturing Co.                                    315,049
      3,600      L       Superior Industries Intl.                                   160,128
                                                                              --------------
                                                                                   1,571,643
                                                                              --------------

                         BANKS: 5.3%
     10,396              Associated Banc-Corp.                                       437,672
      7,950              Bank of Hawaii Corp.                                        328,733
      8,850      L       Banknorth Group, Inc.                                       290,015
      6,550              City National Corp.                                         414,353
     28,450              Colonial Bancgroup, Inc.                                    475,400
     10,600      L       Commerce Bancorp, Inc.                                      547,807
     26,650              Compass Bancshares, Inc.                                  1,042,281
      7,150              Cullen/Frost Bankers, Inc.                                  287,287
     10,900              Firstmerit Corp.                                            295,281
      6,850     L        Greater Bay BanCorp.                                        178,100
     21,150              Hibernia Corp.                                              483,277
      8,500     L        Investors Financial Services Corp.                          313,480
     10,450              Mercantile Bankshares Corp.                                 464,503
     28,200              National Commerce Financial Corp.                           789,035
      6,700              Provident Financial Group, Inc.                             207,432
      7,600     @,L      Silicon Valley Bancshares                                   279,148
      3,850              TCF Financial Corp.                                         203,049
      2,200              Westamerica Bancorporation                                  116,160
      8,800              Wilmington Trust Corp.                                      309,760
                                                                              --------------
                                                                                   7,462,773
                                                                              --------------

                         BEVERAGES: 0.6%
     14,400      @       Constellation Brands, Inc.                                  496,944
     19,400              Pepsiamericas, Inc.                                         304,386
                                                                              --------------
                                                                                     801,330
                                                                              --------------

                         BIOTECHNOLOGY: 0.6%
      6,500     @,L      Charles River Laboratories Intl., Inc.210,925
     41,550      @       Millennium Pharmaceuticals, Inc.                            655,244
                                                                              --------------
                                                                                     866,169
                                                                              --------------

                         BUILDING MATERIALS: 0.4%
      6,850              Martin Marietta Materials, Inc.                      $      291,605
      5,600              York Intl. Corp.                                            223,720
                                                                              --------------
                                                                                     515,325
                                                                              --------------

                         CHEMICALS: 1.5%
     10,700              Airgas, Inc.                                                207,366
      5,050              Albemarle Corp.                                             142,915
      8,650      @       Cabot Corp.                                                 251,715
      1,300      @       Cabot Microelectronics Corp.                                 69,017
     15,650              Crompton Corp.                                               94,683
      9,650      @       Cytec Industries, Inc.                                      349,812
      2,150              Ferro Corp.                                                  48,805
      4,750      @       FMC Corp.                                                   142,215
      6,750              Lubrizol Corp.                                              203,378
      1,100              Minerals Technologies, Inc.                                  58,795
     15,750              Rpm Intl., Inc.                                             238,298
      6,850              Valspar Corp.                                               330,512
                                                                              --------------
                                                                                   2,137,511
                                                                              --------------

                         COAL: 0.3%
      7,850              Arch Coal, Inc.                                             207,947
      7,600              Peabody Energy Corp.                                        256,120
                                                                              --------------
                                                                                     464,067
                                                                              --------------

                         COMMERCIAL SERVICES: 4.5%
     5,550               Banta Corp.                                                 220,890
     13,200      @       Career Education Corp.                                      674,915
     11,150      @       Choicepoint, Inc.                                           426,488
      5,900      @       Corinthian Colleges, Inc.                                   377,187
      9,050      @       DeVry, Inc.                                                 247,880
      1,950      @       Education Management Corp.                                  131,820
     12,600     @,L      First Health Group Corp.                                    258,300
     45,750      @       Gartner, Inc.                                               591,089
      3,950              Kelly Services, Inc.                                        112,496
      5,550      @       Korn/Ferry Intl.                                             55,667
     10,750              Manpower, Inc.                                              504,605
     35,050      @       MPS Group, Inc.                                             322,460
      5,800      @       Plexus Corp.                                                102,950
     15,500     @,L      Quanta Services, Inc.                                       118,575
     11,300      @       Rent-A-Center, Inc.                                         367,137
      5,375              Rollins, Inc.                                               119,755
      9,056      @       Sotheby's Holdings                                          105,050
      5,950      @       Sylvan Learning Systems, Inc.                               192,602
     18,000      @       United Rentals, Inc.                                        333,360
      6,050      @       Valassis Communications, Inc.                               164,560
     31,900              Viad Corp.                                                  784,420
                                                                              --------------
                                                                                   6,212,206
                                                                              --------------

                         COMPUTERS: 4.9%
      6,950     @,L      Affiliated Computer Services, Inc. 348,473
     36,900     @,L      Cadence Design Systems, Inc.                                617,337
     19,400      @       Ceridian Corp.                                              411,862
      9,800              Diebold, Inc.                                               519,890
     16,300     @,L      DST Systems, Inc.                                           608,316
     31,750              Henry (Jack) & Associates                                   657,860
      1,900              Imation Corp.                                               64,505
     12,700     @,L      McData Corp.                                                135,128
      7,700      @       Mentor Graphics Corp.                                       112,805
     34,300      @       Quantum Corp.                                               108,388
      8,900              Reynolds & Reynolds Co.                                     246,886
     15,850     @,L      Sandisk Corp.                                             1,281,630
     39,850      @       Storage Technology Corp.                                  1,004,220
     21,250     @,L      Synopsys, Inc.                                              636,650
                                                                              --------------
                                                                                   6,753,950
                                                                              --------------

                 See Accompanying Notes to Financial Statements

ING Index
Plus MidCap                     PORTFOLIO OF INVESTMENTS as of November 30, 2003
Fund                            (Unaudited) (Continued)

SHARES                                                                            VALUE
--------------------------------------------------------------------------------------------
                         DISTRIBUTION/WHOLESALE: 0.8%
     17,750      L       CDW Corp.                                            $    1,060,563
                                                                              --------------
                                                                                   1,060,563
                                                                              --------------

                         DIVERSIFIED FINANCIAL SERVICES: 3.5%
     10,650              AG Edwards, Inc.                                            391,281
     21,000     @,L      Americredit Corp.                                           282,450
    115,850     @,L      E*TRADE Group, Inc.                                       1,254,656
      9,100      L       Eaton Vance Corp.                                           330,785
      7,450              Indymac Bancorp, Inc.                                       220,520
      2,300      @       Investment Technology
                           Group, Inc.                                                40,710
      6,900      L       Labranche & Co., Inc.                                        57,063
     18,400              Legg Mason, Inc.                                          1,466,663
     17,450              Raymond James Financial, Inc.                               644,952
     10,900              Waddell & Reed Financial, Inc.                              240,781
                                                                              --------------
                                                                                   4,929,861
                                                                              --------------

                         ELECTRIC: 5.0%
     11,950              Allete, Inc.                                                355,752
     14,450              Alliant Energy Corp.                                        353,303
      4,550              Black Hills Corp.                                           146,783
     16,500              DPL, Inc.                                                   319,110
     10,800              Duquesne Light Holdings, Inc.                               186,516
     19,750              Energy East Corp.                                           454,448
     24,850              Great Plains Energy, Inc.                                   788,490
      1,950      L       Hawaiian Electric Industries                                 89,876
      5,100              IdaCorp., Inc.                                              149,940
     27,050              Mdu Resources Group, Inc.                                   640,543
     18,900              Northeast Utilities                                         377,055
      6,900              NSTAR                                                       328,785
     19,800              OGE Energy Corp.                                            471,636
      5,650              PNM Resources, Inc.                                         158,257
     12,800              Puget Energy, Inc.                                          297,600
     15,600              Scana Corp.                                                 523,847
     10,850     @,L      Sierra Pacific Resources                                     75,191
     25,750              Westar Energy, Inc.                                         511,395
     16,450              Wisconsin Energy Corp.                                      537,914
      4,600              WPS Resources Corp.                                         203,780
                                                                              --------------
                                                                                   6,970,221
                                                                              --------------

                         ELECTRICAL COMPONENTS AND EQUIPMENT: 1.1%
      4,550              Ametek, Inc.                                                215,215
     19,550      @       Energizer Holdings, Inc.                                    740,750
     13,950              Hubbell, Inc.                                               613,800
                                                                              --------------
                                                                                   1,569,765
                                                                              --------------

                         ELECTRONICS: 1.4%
     13,450     @,L      Arrow Electronics, Inc.                                     314,461
     42,050      @       Avnet, Inc.                                                 896,927
     10,700      L       Gentex Corp.                                                450,898
     10,650      @       Kemet Corp.                                                 140,580
      4,800      @       Varian, Inc.                                                194,688
                                                                              --------------
                                                                                   1,997,554
                                                                              --------------

                         ENGINEERING & CONSTRUCTION: 0.5%
      6,800      @       Dycom Industries, Inc.                                      172,380
      8,650              Granite Construction, Inc.                                  190,733
      7,350      @       Jacobs Engineering Group, Inc.                              337,659
                                                                              --------------
                                                                                     700,772
                                                                              --------------

                         ENTERTAINMENT: 0.7%
      7,750              GTECH Holdings Corp.                                        385,640
      7,350              International Speedway Corp.                                315,903
      5,700      @       Macrovision Corp.                                    $      130,530
     12,200      @       Six Flags, Inc.                                              82,350
                                                                              --------------
                                                                                     914,423
                                                                              --------------

                         ENVIRONMENTAL CONTROL: 0.6%
     21,100              Republic Services, Inc.                                     536,995
      5,450      @       Stericycle, Inc.                                            269,230
                                                                              --------------
                                                                                     806,225
                                                                              --------------

                         FOOD: 2.8%
     21,538      @       Dean Foods Co.                                              706,661
     18,850              Hormel Foods Corp.                                          505,369
     11,428              JM Smucker Co.                                              524,888
      4,950              Ruddick Corp.                                                83,655
      2,550              Sensient Technologies Corp.                                  48,068
     14,900     @,L      Smithfield Foods, Inc.                                      349,405
     12,496              Tootsie Roll Industries, Inc.                               439,234
     48,223              Tyson Foods, Inc.                                           658,243
      8,050              Whole Foods Market, Inc.                                    528,805
                                                                              --------------
                                                                                   3,844,328
                                                                              --------------

                         FOREST PRODUCTS AND PAPER: 0.6%
      3,200              Bowater, Inc.                                               130,880
      5,450              Glatfelter                                                   65,291
      5,150              Longview Fibre Co.                                           56,496
      7,450              Potlatch Corp.                                              240,262
     5,724               Rayonier, Inc.                                              212,232
          1      @@      Stora Enso OYJ ADR                                               13
     11,900              Wausau-Mosinee Paper Corp.                                  146,370
                                                                              --------------
                                                                                     851,544
                                                                              --------------

                         GAS: 0.7%
      8,600              AGL Resources, Inc.                                         244,240
     13,200              Oneok, Inc.                                                 261,492
      9,950      L       Vectren Corp.                                               238,999
      6,300              WGL Holdings, Inc.                                          168,399
                                                                              --------------
                                                                                     913,130
                                                                              --------------

                         HAND/MACHINE TOOLS: 0.1%
      4,150              Kennametal, Inc.                                            159,526
                                                                              --------------
                                                                                     159,526
                                                                              --------------

                         HEALTHCARE-PRODUCTS: 3.9%
     11,650      @       Apogent Technologies, Inc.                                  269,465
     20,750      L       Beckman Coulter, Inc.                                     1,061,362
     36,750      @       Cytyc Corp.                                                 473,708
     10,650              Dentsply Intl., Inc.                                        479,570
      5,950      @       Henry Schein, Inc.                                          400,376
      8,550              Hillenbrand Industries, Inc.                                490,769
      9,400     @,L      Patterson Dental Co.                                        640,139
      3,800      @       Steris Corp.                                                 87,894
     20,150     @,L      Varian Medical Systems, Inc.                              1,390,551
      5,900      @       Visx, Inc.                                                  144,432
                                                                              --------------
                                                                                   5,438,266
                                                                              --------------

                         HEALTHCARE-SERVICES: 3.8%
      7,550     @,L      Apria Healthcare Group, Inc.                                204,681
     13,300      @       Community Health Systems, Inc.                              360,164
      3,350      @       Covance, Inc.                                                87,536
     19,600      @       Coventry Health Care, Inc.                                1,174,039
     37,400     @,L      Health Net, Inc.                                          1,222,979
     13,050     @,L      Lincare Holdings, Inc.                                      389,282
     11,100              Oxford Health Plans                                         486,402
     14,700     @,L      Pacificare Health Systems                                   957,116
      7,650              Universal Health Services, Inc.                             411,341
                                                                              --------------
                                                                                   5,293,540
                                                                              --------------

                 See Accompanying Notes to Financial Statements

ING Index
Plus MidCap                     PORTFOLIO OF INVESTMENTS as of November 30, 2003
Fund                            (Unaudited) (Continued)

SHARES                                                                            VALUE
--------------------------------------------------------------------------------------------
                         HOME BUILDERS: 1.7%
     21,400      L       DR Horton, Inc.                                      $      935,180
      1,650      @       Hovnanian Enterprises, Inc.                                 152,213
     11,050      L       Lennar Corp.                                              1,081,794
      4,050     @,L      Toll Brothers, Inc.                                         167,711
                                                                              --------------
                                                                                   2,336,898
                                                                              --------------

                         HOUSEHOLD PRODUCTS/WARES: 1.3%
     11,100              Blyth, Inc.                                                 333,555
      9,200              Church & Dwight, Inc.                                       372,692
     34,750              Dial Corp.                                                  899,330
      4,350      @       Scotts Co.                                                  258,782
                                                                              --------------
                                                                                   1,864,359
                                                                              --------------

                         INSURANCE: 7.1%
      6,300      @       Allmerica Financial Corp.                                   172,305
     10,000              American Financial Group, Inc.                              245,200
      4,450              Amerus Group Co.                                            159,978
     12,100              Arthur J Gallagher & Co.                                    378,730
      3,700              Brown & Brown, Inc.                                         116,365
     16,300     @@       Everest Re Group Ltd.                                     1,339,696
     41,575              Fidelity National Financial, Inc.                         1,468,844
     27,500              First American Corp.                                        814,000
     14,600              HCC Insurance Holdings, Inc.                                454,206
      3,250      L       Leucadia National Corp.                                     138,125
      6,200     @,L      Mony Group, Inc.                                            195,424
      8,550      @       Ohio Casualty Corp.                                         145,436
     35,800              Old Republic Intl. Corp.                                  1,326,747
     12,700      L       PMI Group, Inc.                                             472,821
      9,250              Protective Life Corp.                                       303,863
     13,100              Radian Group, Inc.                                          646,485
      3,900              Stancorp Financial Group, Inc.                              243,984
      9,100              Unitrin, Inc.                                               344,253
     29,625              WR Berkley Corp.                                          1,011,694
                                                                              --------------
                                                                                   9,978,156
                                                                              --------------

                         INTERNET: 1.0%
      6,300      @       Avocent Corp.                                               241,227
     10,650     @,L      Checkfree Corp.                                             294,153
      5,600      @       Internet Security Systems                                    95,032
      8,650      @       Macromedia, Inc.                                            177,412
     20,600     @,L      Network Associates, Inc.                                    275,834
     19,750      @       RSA Security, Inc.                                          290,325
                                                                              --------------
                                                                                   1,373,983
                                                                              --------------

                         IRON/STEEL: 0.2%
      8,450              Carpenter Technology                                        226,460
                                                                              --------------
                                                                                     226,460
                                                                              --------------

                         LEISURE TIME: 0.1%
      9,750              Callaway Golf Co.                                           160,193
                                                                              --------------
                                                                                     160,193
                                                                              --------------

                         LODGING: 0.7%
      8,450              Boyd Gaming Corp.                                           138,242
     13,600              Extended Stay America, Inc.                                 201,280
      3,150      L       Mandalay Resort Group                                       135,293
     42,800      @       Park Place Entertainment Corp.                              447,688
                                                                              --------------
                                                                                     922,503
                                                                              --------------

                         MACHINERY-DIVERSIFIED: 0.8%
     20,300      @       Flowserve Corp.                                             431,984
     16,450              Graco, Inc.                                                 634,148
        950              Tecumseh Products Co.                                        39,102
                                                                              --------------
                                                                                   1,105,234
                                                                              --------------

                         MEDIA: 1.7%
     15,750              Belo Corp.                                           $      447,458
      3,100      @       Emmis Communications Corp.                                   70,246
      2,800      @       Entercom Communications Corp.                               129,360
     6,000               Lee Enterprises, Inc.                                       258,120
      3,350              Media General, Inc.                                         224,082
     11,900              Reader's Digest Association, Inc.                           170,170
      1,300              Washington Post                                           1,044,484
                                                                              --------------
                                                                                   2,343,920
                                                                              --------------

                         METAL FABRICATE/HARDWARE: 0.3%
     11,900              Precision Castparts Corp.                                   482,188
                                                                              --------------
                                                                                     482,188
                                                                              --------------

                         MISCELLANEOUS MANUFACTURING: 2.1%
      2,750              Brink's Co.                                                  61,050
      7,000              Carlisle Cos., Inc.                                         411,950
     10,400              Donaldson Co., Inc.                                         608,712
      9,000              Harsco Corp.                                                356,940
      4,650              Lancaster Colony Corp.                                      194,138
      6,750              Pentair, Inc.                                               294,300
     16,850     @,L      SPX Corp.                                                   914,955
      1,800              Teleflex, Inc.                                               82,368
      2,500              Trinity Industries, Inc.                                     64,875
                                                                              --------------
                                                                                   2,989,288
                                                                              --------------

                         OFFICE FURNISHINGS: 0.6%
      9,950              Herman Miller, Inc.                                         259,198
     13,100              Hon Industries, Inc.                                        556,619
                                                                              --------------
                                                                                     815,817
                                                                              --------------

                         OIL AND GAS: 3.8%
         76              Cross Timbers Royalty Trust                                   2,041
     20,900              Ensco Intl., Inc.                                           528,770
      3,050     @,L      Forest Oil Corp.                                             76,403
      2,900              Helmerich & Payne, Inc.                                      69,890
     12,700      L       Murphy Oil Corp.                                            761,111
      8,500              Noble Energy, Inc.                                          337,025
     16,250      @       Pioneer Natural Resources Co.                               460,850
     22,950              Pogo Producing Co.                                          999,472
     32,900              Valero Energy Corp.                                       1,417,989
     25,150      L       XTO Energy, Inc.                                            635,792
                                                                              --------------
                                                                                   5,289,343
                                                                              --------------

                         OIL AND GAS SERVICES: 1.2%
      8,050      @       Cooper Cameron Corp.                                        349,450
      9,300      @       FMC Technologies, Inc.                                      197,904
     16,550      @       Grant Prideco, Inc.                                         192,808
        100      @       Hanover Compressor Co.                                          952
     14,900      @       Smith Intl., Inc.                                           559,345
      8,750              Tidewater, Inc.                                             241,588
      5,750      @       Varco Intl., Inc.                                           106,318
                                                                              --------------
                                                                                   1,648,365
                                                                              --------------

                         PACKAGING AND CONTAINERS: 0.4%
     14,400              Packaging Corp. of America                                  283,824
     14,120              Sonoco Products Co.                                         302,168
                                                                              --------------
                                                                                     585,992
                                                                              --------------

                         PHARMACEUTICALS: 4.1%
     12,550      @       AdvancePCS                                                  698,533
      9,200     @,L      Barr Laboratories, Inc.                                     759,367
     11,100     @,L      Gilead Sciences, Inc.                                       651,348
     27,300      @       IVAX Corp.                                                  585,585
     37,662              Mylan Laboratories                                          953,601

                 See Accompanying Notes to Financial Statements

ING Index
Plus MidCap                     PORTFOLIO OF INVESTMENTS as of November 30, 2003
Fund                            (Unaudited) (Continued)

SHARES                                                                            VALUE
--------------------------------------------------------------------------------------------
                         PHARMACEUTICALS (CONTINUED)
     13,450              Omnicare, Inc.                                       $      536,924
      8,350              Perrigo Co.                                                 126,002
      4,500     @,L      Pharmaceutical Resources, Inc.                              326,610
     11,400      L       Sepracor, Inc.                                              282,492
     16,200      @       Sicor, Inc.                                                 447,768
     11,650              Valeant Pharmaceuticals Intl.                               278,552
                                                                              --------------
                                                                                   5,646,782
                                                                              --------------

                         PIPELINES: 0.8%
     11,400      L       National Fuel Gas Co.                                       263,340
     19,700              Questar Corp.                                               672,164
      4,700              Western Gas Resources, Inc.                                 208,210
                                                                              --------------
                                                                                   1,143,714
                                                                              --------------

                         REITs: 1.2%
     10,600              AMB Property Corp.                                          333,476
      6,650              Highwoods Properties, Inc.                                  163,191
      8,400              Hospitality Properties Trust                                332,220
     10,400              Liberty Property Trust                                      393,432
      7,650              Mack-Cali Realty Corp.                                      305,235
      5,200              New Plan Excel Realty Trust                                 127,140
                                                                              --------------
                                                                                   1,654,694
                                                                              --------------

                         RETAIL: 8.4%
      3,600     @,L      99 Cents Only Stores                                         99,756
     33,700     @,L      Abercrombie & Fitch Co.                                     989,094
      8,050      @       American Eagle Outfitters                                   148,523
      7,200      L       Applebees Intl., Inc.                                       278,712
     23,250     @,L      Barnes & Noble, Inc.                                        771,435
      9,000     @,L      BJ's Wholesale Club, Inc.                                   229,050
      4,050              Bob Evans Farms                                             124,983
     28,800              Borders Group, Inc.                                         647,424
     12,850      @       Brinker Intl., Inc.                                         418,396
     14,650     @,L      Carmax, Inc.                                                482,425
     11,200              CBRL Group, Inc.                                            462,000
     19,750     @,L      Chico's FAS, Inc.                                           758,005
     17,800              Claire's Stores, Inc.                                       825,919
     11,750      @       Copart, Inc.                                                141,000
     15,850      @       Dollar Tree Stores, Inc.                                    503,238
      8,600              Longs Drug Stores Corp.                                     210,700
      9,200              Michaels Stores, Inc.                                       434,700
     11,550      @       Neiman-Marcus Group, Inc.                                   622,545
      7,200     @,L      O'Reilly Automotive, Inc.                                   313,344
      9,800              Outback Steakhouse, Inc.                                    438,550
     19,700              Petsmart, Inc.                                              475,952
     12,000              Pier 1 Imports, Inc.                                        306,000
     10,600              Ross Stores, Inc.                                           580,668
      8,550              Ruby Tuesday, Inc.                                          248,976
     50,950      @       Saks, Inc.                                                  783,611
     15,650     @,L      Williams-Sonoma, Inc.                                       564,026
                                                                              --------------
                                                                                  11,859,032
                                                                              --------------

                         SAVINGS AND LOANS: 2.7%
     10,750              Astoria Financial Corp.                                     401,835
     18,300              Greenpoint Financial Corp.                                  621,834
      8,500              Independence Community Bank                                 314,330
     38,558              New York Community
                           Bancorp, Inc.                                           1,497,978
     16,350              Sovereign Bancorp, Inc.                                     370,491
      9,850              Washington Federal, Inc.                                    280,922
      6,050      L       Webster Financial Corp.                                     277,393
                                                                              --------------
                                                                                   3,764,783
                                                                              --------------

                         SEMICONDUCTORS: 4.3%
    163,900      @       Atmel Corp.                                          $    1,103,046
     15,150      @       Cypress Semiconductor Corp.                                 339,057
     16,000     @,L      Fairchild Semiconductor
                           Intl., Inc.                                               416,000
      8,750      @       Integrated Circuit Systems, Inc.                            260,313
     13,050      @       Integrated Device
                           Technology, Inc.                                          245,993
      8,400      @       International Rectifier Corp.                               458,808
     17,900              Intersil Corp.                                              472,739
     16,700      @       Lam Research Corp.                                          534,400
     13,350      @       Lattice Semiconductor Corp.                                 126,425
      6,400      @       LTX Corp.                                                   106,752
     11,850     @,L      Micrel, Inc.                                                202,635
     27,850      L       Microchip Technology, Inc.                                  958,039
      9,250     @,L      Semtech Corp.                                               224,775
      6,400     @,L      Silicon Laboratories, Inc.                                  314,048
     19,250      @       Triquint Semiconductor, Inc.                                155,540
                                                                              --------------
                                                                                   5,918,570
                                                                              --------------

                         SOFTWARE: 2.6%
      5,000      @       Activision, Inc.                                             76,500
     10,200     @,L      Acxiom Corp.                                                169,422
      7,000      @       Advent Software, Inc.                                       122,570
     13,975      @       Ascential Software Corp.                                    353,568
      8,950              Certegy, Inc.                                               309,670
     11,400      @       CSG Systems Intl.                                           132,126
      9,600      @       D&B Corp.                                                   463,200
      6,300              Fair Isaac Corp.                                            347,508
     22,100     @,L      Keane, Inc.                                                 311,610
      6,800              National Instruments Corp.                                  307,836
      7,450      @       Retek, Inc.                                                  77,331
     14,600              SEI Investments Co.                                         409,530
     12,950     @,L      Sybase, Inc.                                                265,475
     12,400      @       Transaction Systems
                           Architects, Inc.                                          244,032
                                                                              --------------
                                                                                   3,590,378
                                                                              --------------

                         TELECOMMUNICATIONS: 2.8%
    132,100      @       3Com Corp.                                                  988,107
      5,350              Adtran, Inc.                                                352,137
     20,850      @       Advanced Fibre Communication                                465,997
     53,000      @       Cincinnati Bell, Inc.                                       302,630
     12,350      @       Commscope, Inc.                                             197,106
      9,050              Harris Corp.                                                350,869
      4,550      @       Newport Corp.                                                77,487
      5,100      @       Plantronics, Inc.                                           156,264
     22,450      @       Polycom, Inc.                                               444,959
      7,400              Powerwave Technologies, Inc.                                 55,130
     10,900      @       Price Communications Corp.                                  140,065
      4,900              Telephone & Data Systems, Inc.                              307,230
                                                                              --------------
                                                                                   3,837,981
                                                                              --------------

                         TEXTILES: 0.5%
      9,100      @       Mohawk Industries, Inc.                                     655,928
                                                                              --------------
                                                                                     655,928
                                                                              --------------

                         TRANSPORTATION: 1.5%
     15,150              Alexander & Baldwin, Inc.                                   476,618
     11,650              CH Robinson Worldwide, Inc.                                 458,195
      6,700              CNF, Inc.                                                   223,914
     10,250      @       JB Hunt Transport Services, Inc.                            268,140
      8,500              Overseas Shipholding Group                                  239,275
     11,900     @,L      Swift Transportation Co., Inc.                              237,048
      9,925              Werner Enterprises, Inc.                                    180,139
                                                                              --------------
                                                                                   2,083,329
                                                                              --------------

                 See Accompanying Notes to Financial Statements

ING Index
Plus MidCap                     PORTFOLIO OF INVESTMENTS as of November 30, 2003
Fund                            (Unaudited) (Continued)

SHARES                                                                            VALUE
--------------------------------------------------------------------------------------------
                         TRUCKING AND LEASING: 0.1%
      6,200              Gatx Corp.                                           $      150,660
                                                                              --------------
                                                                                     150,660
                                                                              --------------

                         WATER: 0.1%
      3,250              Philadelphia Suburban Corp.                                  88,010
                                                                              --------------
                                                                                      88,010
                                                                              --------------
                         Total Common Stock
                           (Cost $111,806,230)                                   138,078,052
                                                                              --------------

WARRANTS: 0.0%

                         SAVINGS AND LOANS: 0.0%
      2,600      @       Washington Mutual,
                           Inc. Expires 11/22/05                                         520
                                                                              --------------
                         Total Warrants (Cost $801)                                      520
                                                                              --------------
                         Total Long-Term Investments
                           (Cost $111,807,031)                                   138,078,572
                                                                              --------------

PRINCIPAL
AMOUNT                                                                            VALUE
--------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 1.0%

                 REPURCHASE AGREEMENT: 1.0%
$ 1,325,000      Morgan Stanley Repurchase
                   Agreement dated
                   11/28/03, 1.030%, due 12/01/03,
                   $1,325,114 to be received upon
                   repurchase (Collateralized by
                   $1,365,000 Federal Home
                   Loan Mortgage Corporation,
                   3.350%, Market Value
                   $1,372,554, due 04/01/08)                                  $    1,325,000
                                                                              --------------
                 Total Short-term Investments
                   (Cost $1,325,000)                                               1,325,000
                                                                              --------------
                 TOTAL INVESTMENTS IN SECURITIES
                   (COST $113,132,031)*                            100.2%     $  139,403,572
                 OTHER ASSETS AND
                   LIABILITIES-NET                                  (0.2)           (248,837)
                                                                   -----      --------------
                 NET ASSETS                                        100.0%     $  139,154,735
                                                                   =====      ==============

@    Non-income producing security
@@   Foreign Issuer
L Loaned security, a portion or all of the security is on loan at November 30, 2003.
* Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized appreciation consists of:

                 Gross Unrealized Appreciation                                $   27,085,284
                 Gross Unrealized Depreciation                                      (813,743)
                                                                              --------------
                 Net Unrealized Appreciation                                  $   26,271,541
                                                                              ==============

                 See Accompanying Notes to Financial Statements

ING
Index Plus
SmallCap
Fund                PORTFOLIO OF INVESTMENTS as of November 30, 2003 (Unaudited)

SHARES                                                                            VALUE
--------------------------------------------------------------------------------------------
COMMON STOCK: 100.3%

                         ADVERTISING: 0.2%
      3,605              Advo, Inc.                                           $      108,908
                                                                              --------------
                                                                                     108,908
                                                                              --------------

                         AEROSPACE/DEFENSE: 1.9%
      4,150      @       AAR Corp.                                                    43,409
      4,442      @       Alliant Techsystems, Inc.                                   226,674
      3,050      @       Armor Holdings, Inc.                                         73,963
      1,200              Curtiss-Wright Corp.                                         98,292
      3,180      @       Drs Technologies, Inc.                                       84,271
      2,290              EDO Corp.                                                    47,632
      3,020              Engineered Support Systems, Inc.                            160,060
      2,990      @       Esterline Technologies Corp.                                 69,308
      1,350              Kaman Corp.                                                  17,375
      5,260      @       Teledyne Technologies, Inc.                                  90,367
      1,800      @       Triumph Group, Inc.                                          58,662
                                                                              --------------
                                                                                     970,013
                                                                              --------------

                         AGRICULTURE: 0.3%
      5,560              Delta & Pine Land Co.                                       140,391
      5,510              Dimon, Inc.                                                  37,193
                                                                              --------------
                                                                                     177,584
                                                                              --------------

                         AIRLINES: 0.4%
      5,550      @       Atlantic Coast Airlines Holdings, Inc.                       60,663
      4,200      @       Frontier Airlines, Inc.                                      67,956
      6,350     @,L      Mesa Air Group, Inc.                                         76,517
                                                                              --------------
                                                                                     205,136
                                                                              --------------

                         APPAREL: 1.8%
      3,000      @       Ashworth, Inc.                                               24,451
      3,630      @       Gymboree Corp.                                               61,746
      1,050              Haggar Corp.                                                 18,207
      3,520      L       K-Swiss, Inc.                                               171,459
      5,550              Kellwood Co.                                                212,232
         20              Oshkosh B'Gosh, Inc.                                            432
      1,260              Oxford Industries, Inc.                                      86,033
      3,630              Phillips-Van Heusen                                          63,888
      2,650      @       Quiksilver, Inc.                                             47,647
      3,910              Russell Corp.                                                71,905
      8,610              Stride Rite Corp.                                            99,618
      4,830              Wolverine World Wide, Inc.                                  100,416
                                                                              --------------
                                                                                     958,034
                                                                              --------------

                         AUTO MANUFACTURERS: 0.5%
      4,230              Oshkosh Truck Corp.                                         198,388
      3,130      @       Wabash National Corp.                                        87,108
                                                                              --------------
                                                                                     285,496
                                                                              --------------

                         AUTO PARTS AND EQUIPMENT: 0.1%
      2,530              Standard Motor Products, Inc.                                25,427
      5,800      @       Tower Automotive, Inc.                                       26,391
                                                                              --------------
                                                                                      51,818
                                                                              --------------

                         BANKS: 6.1%
      2,800              Boston Private Financial
                           Holdings, Inc.                                             72,604
      4,515              Chittenden Corp.                                            154,142
      4,560              Community First Bankshares, Inc.                            130,051
      3,000              East-West Bancorp, Inc.                                     157,140
      7,105      @@      First Bancorp Puerto Rico                                   269,279
      6,110              First Midwest Bancorp, Inc.                                 196,864
      2,410              First Republic Bank                                          89,773
     12,880              Fremont General Corp.                                $      225,141
      5,870              Hudson United BanCorp.                                      216,251
      5,980      L       Irwin Financial Corp.                                       180,955
      4,338              Provident Bankshares Corp.                                  126,062
      7,865              Republic Bancorp, Inc.                                      108,144
      1,010              Riggs National Corp.                                         17,332
      7,640              South Financial Group, Inc.                                 217,740
      1,600              Southwest Bancorp of Texas, Inc.                             61,168
      4,960              Susquehanna Bancshares, Inc.                                132,035
      9,286              Trustco Bank Corp. NY                                       129,540
      5,600              UCBH Holdings, Inc.                                         218,960
      5,760              United Bankshares, Inc.                                     178,560
      4,990              Whitney Holding Corp.                                       195,658
      2,210              Wintrust Financial Corp.                                     98,986
                                                                              --------------
                                                                                   3,176,385
                                                                              --------------

                         BIOTECHNOLOGY: 0.7%
      2,350      @       Arqule, Inc.                                                 11,562
      4,360              Cambrex Corp.                                               105,774
      2,150     @,L      CryoLife, Inc.                                               11,524
      3,241      @       Enzo Biochem, Inc.                                           59,796
      2,920     @,L      Integra Lifesciences Holdings Corp.                          91,659
      5,560      @       Regeneron Pharmaceuticals, Inc.                              71,613
      6,700      @       Savient Pharmaceuticals, Inc.                                33,098
                                                                              --------------
                                                                                     385,026
                                                                              --------------

                         BUILDING MATERIALS: 1.4%
      2,790              Apogee Enterprises, Inc.                                     33,006
        810              Butler Manufacturing Co.                                     16,775
      2,450              ElkCorp.                                                     62,279
      5,290              Florida Rock Industries, Inc.                               304,175
      7,332              Lennox Intl., Inc.                                          124,644
      3,060      @       Simpson Manufacturing Co., Inc.                             150,552
      1,810              Universal Forest Products, Inc.                              55,096
                                                                              --------------
                                                                                     746,527
                                                                              --------------

                         CHEMICALS: 1.2%
      3,750              Arch Chemicals, Inc.                                         85,838
      4,450              Georgia Gulf Corp.                                          126,736
      5,160              Macdermid, Inc.                                             169,247
      3,950      @       OM Group, Inc.                                               95,630
      1,470              Penford Corp.                                                21,212
      1,190              Quaker Chemical Corp.                                        31,214
      3,860              Schulman (A.), Inc.                                          75,463
      1,390              Wellman, Inc.                                                12,093
                                                                              --------------
                                                                                     617,433
                                                                              --------------

                         COAL: 0.3%
     10,200              Massey Energy Co.                                           141,780
                                                                              --------------
                                                                                     141,780
                                                                              --------------

                         COMMERCIAL SERVICES: 4.8%
      3,900              Aaron Rents, Inc.                                            82,680
      5,630              ABM Industries, Inc.                                         89,236
      5,400     @,L      Administaff, Inc.                                            80,784
      5,080      @       Arbitron, Inc.                                              216,915
      1,380              Bowne & Co., Inc.                                            20,341
      2,590              CDI Corp.                                                    87,801
         20              Central Parking Corp.                                           279
        990      @       Coinstar, Inc.                                               16,662
      2,800      @       Consolidated Graphics, Inc.                                  84,140
      1,190              CPI Corp.                                                    27,430
      3,600     @,L      Cross Country Healthcare, Inc.                               53,640
      2,850      @       Heidrick & Struggles Intl., Inc.                             68,543

               See Accompanying Notes to Financial Statements

ING
Index Plus
SmallCap                        PORTFOLIO OF INVESTMENTS as of November 30, 2003
Fund                            (Unaudited)(Continued)

SHARES                                                                            VALUE
--------------------------------------------------------------------------------------------
                         COMMERCIAL SERVICES (CONTINUED)
      6,120              Hooper Holmes, Inc.                                  $       37,516
        990      @       Insurance Auto Auctions, Inc.                                12,573
      9,380      @       ITT Educational Services, Inc.                              525,560
      5,140     @,L      Kroll, Inc.                                                 123,103
      6,070     @,L      Labor Ready, Inc.                                            69,198
      2,730      @       Maximus, Inc.                                               103,467
      2,370     @,L      Memberworks, Inc.                                            64,298
      1,550      @       Midas, Inc.                                                  23,483
      3,060      @       NCO Group, Inc.                                              70,686
      2,550      @       On Assignment, Inc.                                          12,929
      3,310      @       Parexel Intl. Corp.                                          61,169
      6,310      @       Pharmaceutical Product
                           Development, Inc.                                         187,280
      1,800     @,L      Pre-Paid Legal Services, Inc.                                47,898
      6,270     @,L      PRG-Schultz Intl., Inc.                                      31,037
        990              Roto-Rooter, Inc.                                            36,442
      3,370      @       SourceCorp.                                                  82,430
      1,910     @,L      Spherion Corp.                                               17,075
      1,830              Startek, Inc.                                                70,766
      1,550      @       Volt Information Sciences, Inc.                              31,620
      4,150      @       Watson Wyatt & Co. Holdings                                  99,683
                                                                              --------------
                                                                                   2,536,664
                                                                              --------------

                         COMPUTERS: 2.4%
      1,150              Agilysys, Inc.                                               12,949
      1,750      @       Brooktrout, Inc.                                             25,760
      3,520      @       CACI Intl., Inc.                                            175,190
      3,100      @       Carreker Corp.                                               46,376
      1,350      @       Catapult Communications Corp.                                20,412
      7,490      @       Ciber, Inc.                                                  68,234
      3,980              Factset Research Systems, Inc.                              164,971
      4,570      @       Hutchinson Technology, Inc.                                 148,845
      3,952      @       Kronos, Inc.                                                154,800
      1,410     @,L      Manhattan Associates, Inc.                                   42,906
      2,700      @       Mercury Computer Systems, Inc.                               64,665
      2,160     @,L      Micros Systems, Inc.                                         93,442
      3,800      @       Nyfix, Inc.                                                  31,654
      3,790      @       Radiant Systems, Inc.                                        26,909
      2,110     @,L      Radisys Corp.                                                38,824
      4,170      @       Rainbow Technologies, Inc.                                   51,708
      1,150      @       SCM Microsystems, Inc.                                        9,545
      4,050      @       Systems & Computer
                           Technology Corp.                                           61,965
      1,560              Talx Corp.                                                   40,872
                                                                              --------------
                                                                                   1,280,027
                                                                              --------------

                         DISTRIBUTION/WHOLESALE: 1.4%
      2,700      @       Bell Microproducts, Inc.                                     23,247
      1,140              Building Material Holding Corp.                              17,271
      2,600              Hughes Supply, Inc.                                         118,820
      3,650              Owens & Minor, Inc.                                          77,417
      4,325      @       SCP Pool Corp.                                              154,922
      6,950      @       United Stationers, Inc.                                     280,432
      3,210              Watsco, Inc.                                                 74,600
                                                                              --------------
                                                                                     746,709
                                                                              --------------

                         DIVERSIFIED FINANCIAL SERVICES: 1.2%
      2,300      @       Financial Federal Corp.                                      75,647
      6,850      L       Jefferies Group, Inc.                                       214,268
      7,490              New Century Financial Corp.                                 284,995
      2,340              SWS Group, Inc.                                              44,015
                                                                              --------------
                                                                                     618,925
                                                                              --------------

                         ELECTRIC: 1.1%
      7,540              Avista Corp.                                         $      133,006
      1,460              Central Vermont Public
                           Service Corp.                                              34,894
      1,550              CH Energy Group, Inc.                                        68,045
      7,180              Cleco Corp.                                                 127,660
      1,750      @       El Paso Electric Co.                                         22,225
        550              Green Mountain Power Corp.                                   12,507
      1,670              UIL Holdings Corp.                                           66,817
      4,060              Unisource Energy Corp.                                       99,592
                                                                              --------------
                                                                                     564,746
                                                                              --------------

                         ELECTRICAL COMPONENTS AND EQUIPMENT: 1.0%
      4,270      @       Advanced Energy Industries, Inc.                            112,728
      7,600     @,L      Artesyn Technologies, Inc.                                   59,964
      3,870              Belden, Inc.                                                 76,239
      3,220              C&D Technologies, Inc.                                       64,464
      1,910      @       Intermagnetics General Corp.                                 43,032
      2,650      @       Magnetek, Inc.                                               17,093
      5,280      @       Vicor Corp.                                                  60,720
      2,550      @       Wilson Greatbatch
                           Technologies, Inc.                                        106,845
                                                                              --------------
                                                                                     541,085
                                                                              --------------

                         ELECTRONICS: 4.1%
      1,810              Analogic Corp.                                               76,020
        650              BEI Technologies, Inc.                                       11,486
      1,450              Bel Fuse, Inc.                                               42,065
      7,875      @       Benchmark Electronics, Inc.                                 289,248
      2,670              Brady Corp.                                                 102,395
      4,360      @       Checkpoint Systems, Inc.                                     84,366
        390      @       Coherent, Inc.                                                9,337
      4,590              CTS Corp.                                                    56,273
      3,350              Cubic Corp.                                                  99,093
      2,580      @       Dionex Corp.                                                121,207
      3,200      @       Electro Scientific Industries, Inc.                          76,960
      1,670      @       FEI Co.                                                      40,097
      7,370      @       Flir Systems, Inc.                                          253,969
      2,870     @,L      Invision Technologies, Inc.                                  85,583
      2,810      @       Itron, Inc.                                                  53,924
         20              Keithley Instruments, Inc.                                      361
      1,800      @       Meade Instruments Corp.                                       7,560
      4,340              Methode Electronics                                          55,682
      3,350              Park Electrochemical Corp.                                   85,593
      4,770      @       Paxar Corp.                                                  62,726
      2,590      @       Planar Systems, Inc.                                         61,642
      1,900      @       Rogers Corp.                                                 83,410
      2,000      @       SBS Technologies, Inc.                                       29,300
      4,730              Technitrol, Inc.                                            112,527
      1,550      @       Trimble Navigation Ltd.                                      47,012
      3,170              Watts Industries, Inc.                                       64,985
      1,800              Woodward Governor Co.                                        89,784
      3,200              X-Rite, Inc.                                                 36,640
                                                                              --------------
                                                                                   2,139,245
                                                                              --------------

                         ENGINEERING AND CONSTRUCTION: 0.2%
      2,620      @       Insituform Technologies, Inc.                                39,431
      3,730      @       URS Corp.                                                    85,044
                                                                              --------------
                                                                                     124,475
                                                                              --------------

                         ENTERTAINMENT: 0.2%
      3,470      @       Argosy Gaming Co.                                            87,929
      3,750      @       Pinnacle Entertainment, Inc.                                 34,238
                                                                              --------------
                                                                                     122,167
                                                                              --------------

                 See Accompanying Notes to Financial Statements

ING
Index Plus
SmallCap                        PORTFOLIO OF INVESTMENTS as of November 30, 2003
Fund                            (Unaudited)(Continued)

SHARES                                                                            VALUE
--------------------------------------------------------------------------------------------
                         ENVIRONMENTAL CONTROL: 0.7%
      2,190      @       Imco Recycling, Inc.                                 $       16,535
        850     @,L      Ionics, Inc.                                                 27,328
      6,507      @       Tetra Tech, Inc.                                            165,928
      3,550      @       Waste Connections, Inc.                                     131,350
                                                                              --------------
                                                                                     341,141
                                                                              --------------

                         FOOD: 1.7%
      5,470              Corn Products Intl., Inc.                                   189,591
      6,950              Flowers Foods, Inc.                                          181,396
      1,660      @       Hain Celestial Group, Inc.                                   38,296
        910      @       International Multifoods Corp.                               16,225
      1,160      @       J&J Snack Foods Corp.                                        41,760
      3,720              Lance, Inc.                                                  52,117
      1,300              Nash Finch Co.                                               26,143
      2,820      @       Performance Food Group Co.                                  110,854
      4,290      @       Ralcorp Holdings, Inc.                                      129,901
      2,970      @       United Natural Foods, Inc.                                  114,018
                                                                              --------------
                                                                                     900,301
                                                                              --------------

                         FOREST PRODUCTS AND PAPER: 0.7%
      4,400      @       Buckeye Technologies, Inc.                                   44,924
      4,830      @       Caraustar Industries, Inc.                                   56,270
      1,600              Deltic Timber Corp.                                          45,312
      2,150              Pope & Talbot, Inc.                                          29,133
      5,230              Rock-Tenn Co.                                                83,157
      3,480              Schweitzer-Mauduit Intl., Inc.                               96,465
                                                                              --------------
                                                                                     355,261
                                                                              --------------

                         GAS: 2.6%
      5,990              Atmos Energy Corp.                                          147,654
        770              Cascade Natural Gas Corp.                                    15,400
      5,540              Energen Corp.                                               215,728
      1,530              Laclede Group, Inc.                                          44,753
      3,400              New Jersey Resources Corp.                                  130,560
      3,340              Northwest Natural Gas Co.                                   101,870
      1,480              NUI Corp.                                                    23,132
      4,090      L       Piedmont Natural Gas Co.                                    167,608
      8,532     @,L      Southern Union Co.                                          155,965
      3,860              Southwest Gas Corp.                                          87,043
      8,240              UGI Corp.                                                   266,563
                                                                              --------------
                                                                                   1,356,276
                                                                              --------------

                         HAND/MACHINE TOOLS: 0.3%
      4,180              Baldor Electric Co.                                          90,705
      2,230      L       Milacron, Inc.                                                5,174
      2,750              Regal-Beloit Corp.                                           56,788
                                                                              --------------
                                                                                     152,667
                                                                              --------------

                         HEALTHCARE-PRODUCTS: 5.0%
      3,390      @       Advanced Medical Optics, Inc.                                66,817
      3,500      @       American Medical Systems
                           Holdings, Inc.                                             79,555
        860      @       Arthrocare Corp.                                             21,156
      3,510      @       Conmed Corp.                                                 74,623
      3,680              Cooper Cos., Inc.                                           167,992
      2,900              Datascope Corp.                                             100,862
      3,430              Diagnostic Products Corp.                                   155,139
      2,440      @       Haemonetics Corp.                                            55,730
      1,610      @       Hologic, Inc.                                                24,214
        460     @,L      ICU Medical, Inc.                                            15,681
      3,940      @       Idexx Laboratories, Inc.                                    186,559
      4,700      @       Inamed Corp.                                                368,291
      3,480              Invacare Corp.                                              135,720
      2,110              Mentor Corp.                                         $       46,526
      1,320      @       Osteotech, Inc.                                              10,098
      1,150      L       PolyMedica Corp.                                             29,808
      2,000      @       Possis Medical, Inc.                                         34,080
      4,030     @,L      Resmed, Inc.                                                157,170
      6,720      @       Respironics, Inc.                                           305,759
      3,660      @       Sola Intl., Inc.                                             71,736
        720     @,L      Surmodics, Inc.                                              15,242
      7,570      @       Sybron Dental Specialties, Inc.                             218,092
      4,800      @       Techne Corp.                                                173,184
      3,900      @       Viasys Healthcare, Inc.                                      79,833
      1,450              Vital Signs, Inc.                                            47,604
                                                                              --------------
                                                                                   2,641,471
                                                                              --------------

                         HEALTHCARE-SERVICES: 4.3%
      1,800     @,L      American Healthways, Inc.                                    83,376
      2,630      @       Amerigroup Corp.                                            115,483
      2,230      @       Amsurg Corp.                                                 82,978
      2,225      @       Centene Corp.                                                68,308
      1,050     @,L      Curative Health Services, Inc.                               13,629
      9,430      @       Mid Atlantic Medical Services                               579,001
      4,275      @       Odyssey Healthcare, Inc.                                    152,233
      2,250     @,L      Orthodontic Centers of America                               15,953
      3,510      @       Pediatrix Medical Group, Inc.                               188,347
      9,340      @       Province Healthcare Co.                                     143,182
      1,460      @       Rehabcare Group, Inc.                                        25,930
      9,600      @       Renal Care Group, Inc.                                      387,456
      3,190     @,L      Sierra Health Services                                       87,406
      2,400     @,L      Sunrise Senior Living, Inc.                                  82,848
      3,150      @       United Surgical Partners Intl., Inc.                        100,800
     13,290      @       US Oncology, Inc.                                           135,292
                                                                              --------------
                                                                                   2,262,222
                                                                              --------------

                         HOME BUILDERS: 2.6%
     12,150     @,L      Champion Enterprises, Inc.                                   87,723
      3,450              Mdc Holdings, Inc.                                          239,292
      3,700      @       Monaco Coach Corp.                                           86,062
        860     @,L      NVR, Inc.                                                   422,259
      2,930              Ryland Group, Inc.                                          270,000
      1,170              Skyline Corp.                                                37,557
      3,900      L       Standard-Pacific Corp.                                      194,727
        850              Winnebago Industries                                         46,980
                                                                              --------------
                                                                                   1,384,600
                                                                              --------------

                         HOME FURNISHINGS: 2.6%
      2,500              Applica, Inc.                                                18,250
      1,150              Bassett Furniture Industries, Inc.                           18,860
      4,510              Ethan Allen Interiors, Inc.                                 183,557
      6,650              Fedders Corp.                                                41,829
      6,700              Harman Intl. Industries, Inc.                               913,009
      6,550              La-Z-Boy, Inc.                                              132,310
      2,190     @,L      Salton, Inc.                                                 29,477
                                                                              --------------
                                                                                   1,337,292
                                                                              --------------

                         HOUSEHOLD PRODUCTS/WARES: 1.0%
      5,630      @       Fossil, Inc.                                                164,115
      3,500              Harland John H. Co.                                          95,900
      1,730              New England Business Service, Inc.                           51,900
      2,260              Russ Berrie & Co., Inc.                                      75,371
      3,330              Standard Register Co.                                        52,880
      2,030              Wd-40 Co.                                                    72,674
                                                                              --------------
                                                                                     512,840
                                                                              --------------

                 See Accompanying Notes to Financial Statements

ING
Index Plus
SmallCap                        PORTFOLIO OF INVESTMENTS as of November 30, 2003
Fund                            (Unaudited)(Continued)

SHARES                                                                            VALUE
--------------------------------------------------------------------------------------------
                         HOUSEWARES: 0.5%
      1,800      @       Enesco Group, Inc.                                   $       19,494
      1,420              Libbey, Inc.                                                 41,620
      1,190              National Presto Industries, Inc.                             42,364
      3,000              Toro Co.                                                    148,620
                                                                              --------------
                                                                                     252,098
                                                                              --------------

                         INSURANCE: 2.3%
      2,628              Delphi Financial Group                                      139,547
      4,090              Hilb Rogal & Hamilton Co.                                   119,019
      3,930              Landamerica Financial Group, Inc.                           202,001
      2,910      @       Philadelphia Consolidated
                           Holding Co.                                               147,333
      3,090              RLI Corp.                                                   111,858
      1,150              SCPIE Holdings, Inc.                                         11,443
      3,450              Selective Insurance Group                                   111,815
      4,020              Stewart Information Services Corp.                          155,293
      4,740      @       UICI                                                         65,459
      4,060              Zenith National Insurance Corp.                             132,559
                                                                              --------------
                                                                                   1,196,327
                                                                              --------------

                         INTERNET: 0.8%
      4,100     @,L      j2 Global Communications, Inc.                              116,521
      6,800      @       Netegrity, Inc.                                              83,300
      1,790      @       PC-Tel, Inc.                                                 16,021
      2,200      @       QRS Corp.                                                    22,418
      4,500      @       Verity, Inc.                                                 64,620
      4,800     @,L      Webex Communications, Inc.                                   94,848
      1,110      @       Websense, Inc.                                               30,070
                                                                              --------------
                                                                                     427,798
                                                                              --------------

                         IRON/STEEL: 0.5%
      1,500      @       Cleveland-Cliffs, Inc.                                       57,900
      1,800              Material Sciences Corp.                                      17,082
      5,190              Reliance Steel & Aluminum Co.                               153,001
      2,800      @       Steel Dynamics, Inc.                                         56,056
                                                                              --------------
                                                                                     284,039
                                                                              --------------

                         LEISURE TIME: 1.2%
      2,480              Arctic Cat, Inc.                                             58,950
      3,430      @       K2, Inc.                                                     52,479
      3,650      L       Nautilus Group, Inc.                                         51,940
      2,650      L       Polaris Industries, Inc.                                    228,350
      3,460              Thor Industries, Inc.                                       210,990
      1,490     @,L      WMS Industries, Inc.                                         39,783
                                                                              --------------
                                                                                     642,492
                                                                              --------------

                         LODGING: 0.4%
      4,190      @       Aztar Corp.                                                  93,227
      3,490              Marcus Corp.                                                 52,176
      5,610      @       Prime Hospitality Corp.                                      61,822
                                                                              --------------
                                                                                     207,225
                                                                              --------------

                         MACHINERY-CONSTRUCTION AND MINING: 0.0%
        300      @       Astec Industries, Inc.                                        3,957
                                                                              --------------
                                                                                       3,957
                                                                              --------------

                         MACHINERY-DIVERSIFIED: 2.2%
      6,650              Albany Intl. Corp.                                          206,216
      2,430              Applied Industrial Technologies, Inc.                        57,591
      3,610              Briggs & Stratton                                           243,674
      5,480              Cognex Corp.                                                150,536
      2,400      @       Gardner Denver, Inc.                                         55,968
      5,060      @       Gerber Scientific, Inc.                                      42,049
      4,050              IDEX Corp.                                           $      159,894
      2,950              Manitowoc Co.                                                79,650
      2,260              Robbins & Myers, Inc.                                        49,856
      2,990              Stewart & Stevenson Services                                 41,980
      1,950              Thomas Industries, Inc.                                      61,464
                                                                              --------------
                                                                                   1,148,878
                                                                              --------------

                         MEDIA: 0.2%
        500     @,L      4Kids Entertainment, Inc.                                    13,425
      2,750      @       Information Holdings, Inc.                                   61,188
      3,090              Thomas Nelson, Inc.                                          54,384
                                                                              --------------
                                                                                     128,997
                                                                              --------------

                         METAL FABRICATE/HARDWARE: 1.5%
      3,710              Commercial Metals Co.                                        95,495
      1,900              Intermet Corp.                                                9,253
      5,900              Kaydon Corp.                                                144,078
      1,020              Lawson Products                                              34,609
      4,890      @       Maverick Tube Corp.                                          90,367
      7,340      @       Mueller Industries, Inc.                                    237,229
      2,660              Quanex Corp.                                                105,150
         20      @       Shaw Group, Inc.                                                260
         30              Timken Co.                                                      514
      2,880              Valmont Industries, Inc.                                     65,376
        850      @       Wolverine Tube, Inc.                                          4,471
                                                                              --------------
                                                                                     786,802
                                                                              --------------

                         MINING: 0.4%
      2,900      @       Brush Engineered Materials, Inc.                             39,092
      4,930      @       Century Aluminum Co.                                         81,838
      3,790              Commonwealth Industries, Inc.                                27,781
      3,800      @       RTI Intl. Metals, Inc.                                       51,490
                                                                              --------------
                                                                                     200,201
                                                                              --------------

                         MISCELLANEOUS MANUFACTURING: 2.7%
      6,820              Acuity Brands, Inc.                                         162,657
      3,230              AO Smith Corp.                                              113,502
      6,690              Aptargroup, Inc.                                            233,547
      1,910      @       AT Cross Co.                                                 12,472
      2,760              Barnes Group, Inc.                                           82,607
      3,140              Clarcor, Inc.                                               137,501
      2,950      @,L     Concord Camera Corp.                                         35,607
      1,960       @      Cuno, Inc.                                                   83,516
      4,530     @,L      Griffon Corp.                                                88,426
      1,320       @      Lydall, Inc.                                                 16,157
      1,100   @,@@,I,X   MascoTech, Inc.                                                  --
      2,002              Myers Industries, Inc.                                       25,085
      3,890       L      Roper Industries, Inc.                                      195,044
      2,740       @      SPS Technologies, Inc.                                      134,150
      1,910              Standex Intl. Corp.                                          52,086
      2,660              Sturm Ruger & Co., Inc.                                      30,670
      1,650              Tredegar Corp.                                               25,410
                                                                              --------------
                                                                                   1,428,437
                                                                              --------------

                         OFFICE FURNISHINGS: 0.1%
      5,400      @       Interface, Inc.                                              30,726
                                                                              --------------
                                                                                      30,726
                                                                              --------------

                         OFFICE/BUSINESS EQUIPMENT: 0.4%
      2,670      @       Global Imaging Systems, Inc.                                 78,258
      3,350      @       Imagistics Intl., Inc.                                      122,040
                                                                              --------------
                                                                                     200,298
                                                                              --------------

                 See Accompanying Notes to Financial Statements

ING
Index Plus
SmallCap                        PORTFOLIO OF INVESTMENTS as of November 30, 2003
Fund                            (Unaudited)(Continued)

SHARES                                                                            VALUE
--------------------------------------------------------------------------------------------
                         OIL AND GAS: 3.9%
      3,590              Cabot Oil & Gas Corp.                                $       95,350
      8,390      @       Cimarex Energy Co.                                          193,977
      5,130      @       Evergreen Resources, Inc.                                   143,794
      4,350              Frontier Oil Corp.                                           75,255
      7,280      @       Newfield Exploration Co.                                    297,752
      4,190      @       Nuevo Energy Co.                                             82,711
      4,168              Patina Oil & Gas Corp.                                      187,060
      1,670      @       Prima Energy Corp.                                           49,432
      3,000      @       Remington Oil & Gas Corp.                                    53,550
      4,050      @       Southwestern Energy Co.                                      82,661
      3,850      @       Spinnaker Exploration Co.                                   101,409
      3,260              St. Mary Land & Exploration Co.                              83,782
      5,470      @       Stone Energy Corp.                                          204,359
      3,770      @       Swift Energy Co.                                             53,496
      5,820      @       Tom Brown, Inc.                                             162,727
      4,970      @       Unit Corp.                                                  102,382
      7,310              Vintage Petroleum, Inc.                                      76,097
                                                                              --------------
                                                                                   2,045,794
                                                                              --------------

                         OIL AND GAS SERVICES: 0.8%
      1,800              Carbo Ceramics, Inc.                                         78,641
      2,140      @       Dril-Quip, Inc.                                              31,993
      2,580      @       Hydril Co.                                                   61,585
        900      @       Lone Star Technologies                                       12,465
      3,130      @       Oceaneering Intl., Inc.                                      68,391
        870      @       Seacor Smit, Inc.                                            33,182
      2,425      @       Tetra Technologies, Inc.                                     54,320
      4,080      @       Veritas DGC, Inc.                                            36,761
      3,350      @       W-H Energy Services, Inc.                                    49,915
                                                                              --------------
                                                                                     427,253
                                                                              --------------

                         PACKAGING AND CONTAINERS: 0.2%
      4,280              Chesapeake Corp.                                             98,440
                                                                              --------------
                                                                                      98,440
                                                                              --------------

                         PHARMACEUTICALS: 2.6%
      5,365      @       Accredo Health, Inc.                                        166,852
      5,710              Alpharma, Inc.                                              115,057
      6,360     @,L      Cephalon, Inc.                                              298,856
        650      @       Cima Labs, Inc.                                              21,437
      3,230      L       Medicis Pharmaceutical                                      212,792
      3,600     @,L      MGI Pharma, Inc.                                            138,132
      1,780              Natures Sunshine Prods, Inc.                                 14,382
     10,120      @       NBTY, Inc.                                                  257,048
      4,140      @       Noven Pharmaceuticals, Inc.                                  56,842
      1,888      @       Priority Healthcare Corp.                                    43,292
      4,250      @       Theragenics Corp.                                            20,868
                                                                              --------------
                                                                                   1,345,558
                                                                              --------------

                         PIPELINES: 0.1%
      2,970      @       Plains Resources, Inc.                                       46,094
                                                                              --------------
                                                                                      46,094
                                                                              --------------
                         REITs: 1.2%
      3,910      L       Capital Automotive Reit                                     124,592
      1,200              Colonial Properties Trust                                    46,200
      1,120              Essex Property Trust, Inc.                                   71,624
      3,250              Gables Residential Trust                                    104,975
      3,590              Glenborough Realty Trust, Inc.                               70,544
      3,590              Kilroy Realty Corp.                                         111,541
      1,700              Lexington Corporate
                           Properties Trust                                           33,558
      2,350              Shurgard Storage Centers, Inc.                               87,655
                                                                              --------------
                                                                                     650,689
                                                                              --------------

                         RETAIL: 9.4%
      5,500     @,L      Anntaylor Stores Corp.                               $      218,569
      2,260              Brown Shoe Co., Inc.                                         78,942
      5,180              Burlington Coat Factory
                           Warehouse Corp.                                           109,298
      6,240              Casey's General Stores, Inc.                                109,013
      3,540              Cash America Intl., Inc.                                     68,605
      2,650              Cato Corp.                                                   55,332
      3,040      @       CEC Entertainment, Inc.                                     152,851
      2,950     @,L      Childrens Place                                              84,577
      4,630              Christopher & Banks Corp.                                   125,242
      1,000     @,L      Cost Plus, Inc.                                              46,770
      3,440      @       Dress Barn, Inc.                                             50,362
      2,750      @       Electronics Boutique
                           Holdings Corp.                                             66,935
      4,270      @       Footstar, Inc.                                               21,478
      1,875              Fred's, Inc.                                                 62,531
      2,700      @       Genesco, Inc.                                                43,740
      6,550              Goody's Family Clothing, Inc.                                69,561
      2,510      @       Group 1 Automotive, Inc.                                     87,097
      2,700      @       Guitar Center, Inc.                                          78,489
         20              Hancock Fabrics, Inc.                                           284
      4,540              Haverty Furniture Cos., Inc.                                 96,974
      5,765      @       HOT Topic, Inc.                                             171,797
      2,390              Ihop Corp.                                                   93,210
      8,960      @       Insight Enterprises, Inc.                                   167,552
      1,870     @,L      J Jill Group, Inc.                                           23,824
      4,390      @       Jack in The Box, Inc.                                        91,532
      2,829      @       Jo-Ann Stores, Inc.                                          56,721
      2,150      @       Linens 'N Things, Inc.                                       63,232
      3,040              Lone Star Steakhouse & Saloon                                70,133
      4,860      @       Men's Wearhouse, Inc.                                       149,542
      3,800      @       Movie Gallery, Inc.                                          67,222
      1,830      @       O'Charleys, Inc.                                             31,202
     12,857      @       Pacific Sunwear of California                               292,624
      3,560      @       Panera Bread Co.                                            138,769
      2,330     @,L      Papa John's Intl., Inc.                                      61,489
      8,660              Pep Boys-Manny Moe & Jack                                   177,530
      3,110     @,L      PF Chang's China Bistro, Inc.                               167,878
      4,035      @       Rare Hospitality Intl., Inc.                                100,875
      5,220              Regis Corp.                                                 213,759
      4,960      @       Ryan's Family Steak Houses, Inc.                             73,606
      1,890     @,L      School Specialty, Inc.                                       54,734
      3,540      @       Shopko Stores, Inc.                                          58,941
      4,322      @       Sonic Corp.                                                 133,420
      3,240      @       Steak N Shake Co.                                            57,024
      3,710      @       Stein Mart, Inc.                                             33,056
      2,600      @       TBC Corp.                                                    77,038
      1,700      @       Too, Inc.                                                    31,025
      4,480      @       Tractor Supply Co.                                          195,059
      4,300              Triarc Cos                                                   49,880
      4,750      @       Urban Outfitters, Inc.                                      185,250
      1,455     @,L      Wet Seal, Inc.                                               14,943
      3,080      @       Zale Corp.                                                  166,782
                                                                              --------------
                                                                                   4,896,299
                                                                              --------------

                         SAVINGS AND LOANS: 2.9%
      3,160              Anchor Bancorp Wisconsin, Inc.                               79,284
      3,650      @       Bankunited Financial Corp.                                   92,893
      7,700              Brookline BanCorp, Inc.                                     115,654
      5,560              Commercial Federal Corp.                                    150,120
      5,360              Dime Community Bancshares                                   164,820
      3,460      L       Downey Financial Corp.                                      167,118
      2,920      @       Firstfed Financial Corp.                                    137,240
     12,590      L       Flagstar Bancorp, Inc.                                      278,617

                 See Accompanying Notes to Financial Statements

ING
Index Plus
SmallCap                        PORTFOLIO OF INVESTMENTS as of November 30, 2003
Fund                            (Unaudited)(Continued)

SHARES                                                                            VALUE
--------------------------------------------------------------------------------------------
                         SAVINGS AND LOANS (CONTINUED)
      3,340              MAF Bancorp, Inc.                                    $      146,659
      3,020              Seacoast Financial Services Corp.                            82,899
      4,508      L       Waypoint Financial Corp.                                     96,787
                                                                              --------------
                                                                                   1,512,091
                                                                              --------------

                         SEMICONDUCTORS: 3.4%
      2,900      @       Actel Corp.                                                  79,489
      6,600      @       Alliance Semiconductor Corp.                                 54,516
      1,650      @       ATMI, Inc.                                                   37,950
     12,250      @       Axcelis Technologies, Inc.                                  140,508
      4,400     @,L      Brooks Automation, Inc.                                     106,920
      4,780      @       DSP Group, Inc.                                             115,150
         10     @,L      Dupont Photomasks, Inc.                                         232
      8,540     @,L      ESS Technology                                              142,447
      4,870      @       Exar Corp.                                                   94,429
      3,390              Helix Technology Corp.                                       73,563
      2,170      @       Kopin Corp.                                                  15,364
      3,700      @       Microsemi Corp.                                              89,651
      4,280      @       Pericom Semiconductor Corp.                                  50,162
      3,800     @,L      Photronics, Inc.                                             70,186
      3,590      @       Power Integrations, Inc.                                    130,066
      1,650      @       Rudolph Technologies, Inc.                                   38,198
      1,980      @       Standard Microsystems Corp.                                  53,064
      1,930      @       Supertex, Inc.                                               33,466
      1,300      @       Three-Five Systems, Inc.                                      6,929
      4,700      @       Ultratech, Inc.                                             142,410
      4,180      @       Varian Semiconductor Equipment
                           Associates, Inc.                                          194,620
      3,650     @,L      Veeco Instruments, Inc.                                     107,675
                                                                              --------------
                                                                                   1,776,995
                                                                              --------------

                         SOFTWARE: 4.8%
      4,990      @       American Management Systems                                  74,401
      2,680      @       Ansys, Inc.                                                 103,421
      3,910     @,L      Avid Technology, Inc.                                       206,760
      2,400              Barra, Inc.                                                  88,272
      4,500      @       Captaris, Inc.                                               26,685
      3,950     @,L      Cerner Corp.                                                176,288
      1,160      @       Concerto Software, Inc.                                      13,827
      3,040      @       Concord Communications, Inc.                                 67,306
      4,630      @       Dendrite Intl., Inc.                                         79,173
      3,550      @       Digi Intl., Inc.                                             30,424
      9,650      @       eFunds Corp.                                                167,427
      1,750      @       EPIQ Systems, Inc.                                           30,538
      4,910      @       Filenet Corp.                                               128,593
      4,710              Global Payments, Inc.                                       213,833
      4,710     @,L      Hyperion Solutions Corp.                                    156,278
      2,900              Inter-Tel, Inc.                                              70,180
      3,640      @       Jda Software Group, Inc.                                     66,321
      3,800      @       Mantech Intl. Corp.                                          97,470
      2,750      @       Mapinfo Corp.                                                24,338
      3,350     @,L      Midway Games, Inc.                                           11,323
      3,310      @       MRO Software, Inc.                                           45,678
      4,230              Ndchealth Corp.                                             113,153
      2,910      @       Phoenix Technologies Ltd.                                    25,346
      7,010      @       Progress Software Corp.                                     146,930
      2,650     @,L      Roxio, Inc.                                                  14,337
      4,880      @       Serena Software, Inc.                                        93,794
      2,000      @       SPSS, Inc.                                                   38,740
      5,040      @       Take-Two Interactive Software, Inc.                         166,823
      1,900      @       THQ, Inc.                                                    30,571
                                                                              --------------
                                                                                   2,508,230
                                                                              --------------

                         STORAGE/WAREHOUSING: 0.1%
      1,400      @       Mobile Mini, Inc.                                    $       27,622
                                                                              --------------
                                                                                      27,622
                                                                              --------------

                         TELECOMMUNICATIONS: 2.2%
     23,380      @       Adaptec, Inc.                                               205,977
      7,460      @       Aeroflex, Inc.                                               94,667
      1,650      L       Anixter Intl., Inc.                                          38,033
      4,900      @       Audiovox Corp.                                               67,963
      2,180              Black Box Corp.                                              95,375
        720      @       Boston Communications Group                                   6,480
      7,550      @       C-COR.net Corp.                                              89,090
      6,020      @       Cable Design Technologies Corp.                              61,163
      4,050     @,L      Commonwealth Telephone
                           Enterprises, Inc.                                         152,360
      6,630      @       General Communication                                        58,013
      9,340      @       Harmonic, Inc.                                               81,165
      4,550     @,L      Metro One Telecommunications                                  8,827
      3,910      @       Network Equipment
                           Technologies, Inc.                                         40,664
      7,000      @       Symmetricom, Inc.                                            49,238
      1,650      @       Tollgrade Communications, Inc.                               28,562
      3,150      @       Viasat, Inc.                                                 67,001
                                                                              --------------
                                                                                   1,144,578
                                                                              --------------

                         TEXTILES: 0.2%
        670              Angelica Corp.                                               13,836
      2,440              G&K Services, Inc.                                           88,376
                                                                              --------------
                                                                                     102,212
                                                                              --------------

                         TOYS/GAMES/HOBBIES: 0.2%
        800      L       Action Performance Cos., Inc.                                15,536
      2,220      @       Department 56                                                31,369
      2,980     @,L      Jakks Pacific, Inc.                                          40,498
                                                                              --------------
                                                                                      87,403
                                                                              --------------

                         TRANSPORTATION: 2.3%
      3,000              Arkansas Best Corp.                                          94,140
      3,480      @       Forward Air Corp.                                            98,971
      6,250              Heartland Express, Inc.                                     151,688
      6,950     @,L      Kansas City Southern                                         92,435
      2,800      @       Kirby Corp.                                                  84,000
      4,700      @       Knight Transportation, Inc.                                 113,881
      6,460      @       Landstar System, Inc.                                       232,559
      3,600      @       Offshore Logistics, Inc.                                     90,900
      2,440      L       Roadway Corp.                                               124,440
      1,350              USF Corp.                                                    44,591
      3,350     @,L      Yellow Corp.                                                102,410
                                                                              --------------
                                                                                   1,230,015
                                                                              --------------
                         Total Common Stock
                           (Cost $41,213,017)                                     52,579,795
                                                                              --------------

WARRANTS: 0.0%

                         DISTRIBUTION/WHOLESALE: 0.0%
        138      @       Timco Aviation Services,
                           Expires 02/27/06                                               --
                         Total Warrants
                           (Cost $0)                                                      --
                                                                              --------------
                         Total Long-Term Investments
                           (Cost $41,213,017)                                     52,579,795
                                                                              --------------

                 See Accompanying Notes to Financial Statements

ING
Index Plus
SmallCap                        PORTFOLIO OF INVESTMENTS as of November 30, 2003
Fund                            (Unaudited)(Continued)

PRINCIPAL
AMOUNT                                                                            VALUE
--------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 1.2%
                 Repurchase Agreement: 1.2%
$   620,000      Morgan Stanley Repurchase
                  Agreement dated 11/28/03, 1.030%, due
                  12/01/03, $3,407,292 to be received upon
                  repurchase (Collateralized by $3,510,000
                  REFC, 3.350%, Market Value $3,529,425 due
                  07/15/29)                                                   $      620,000
                                                                              --------------
                 Total Short-term Investments
                   (Cost $620,000)                                                   620,000
                                                                              --------------
                 Total Investments In Securities
                   (Cost $41,833,017)*                             101.5%     $   53,199,795
                 Other Assets and
                   Liabilities-Net                                  (1.5)           (789,851)
                                                                   -----      --------------
                        Net Assets                                 100.0%     $   52,409,944
                                                                   =====      ==============

@    Non-income producing security
@@   Foreign Issuer
I    Illiquid Security
L Loaned security, a portion or all of the security is on loan at November 30, 2003
X Fair value determined by ING Funds Pricing Committee appointed by the Funds' Board of Directors. * Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized appreciation consists of:

                 Gross Unrealized Appreciation                                $   11,617,601
                 Gross Unrealized Depreciation                                      (250,816)
                                                                              --------------
                 Net Unrealized Appreciation                                  $   11,366,785
                                                                              ==============

                 See Accompanying Notes to Financial Statements

ING
Strategic
Allocation
Growth Fund         PORTFOLIO OF INVESTMENTS as of November 30, 2003 (Unaudited)

SHARES                                                                            VALUE
--------------------------------------------------------------------------------------------
COMMON STOCK: 84.4%

                         ADVERTISING: 0.4%
      3,550              Omnicom Group                                        $      282,793
      2,600      @@      WPP Group PLC                                                24,907
                                                                              --------------
                                                                                     307,700
                                                                              --------------
                         AEROSPACE/DEFENSE: 0.6%
      3,950              Boeing Co.                                                  151,641
      4,625              Goodrich Corp.                                              127,234
      2,250              United Technologies Corp.                                   192,824
                                                                              --------------
                                                                                     471,699
                                                                              --------------

                         AGRICULTURE: 0.9%
      9,700      L       Altria Group, Inc.                                          504,400
      6,300              Monsanto Co.                                                170,856
                                                                              --------------
                                                                                     675,256
                                                                              --------------

                         AIRLINES: 0.3%
      6,075     @,L      Airtran Holdings, Inc.                                       89,667
      2,200     @,L      Alaska Air Group, Inc.                                       63,272
      2,775      @       Frontier Airlines, Inc.                                      44,900
                                                                              --------------
                                                                                     197,839
                                                                              --------------

                         APPAREL: 0.9%
      2,750              Jones Apparel Group, Inc.                                    94,875
      3,850              Liz Claiborne, Inc.                                         134,789
      4,700              Nike, Inc.                                                  316,075
      3,200      L       Reebok Intl. Ltd.                                           128,768
                                                                              --------------
                                                                                     674,507
                                                                              --------------

                         AUTO MANUFACTURERS: 1.2%
        900      @@      DaimlerChrysler AG                                           34,188
     28,750      L       Ford Motor Co.                                              379,500
      2,550      L       General Motors Corp.                                        109,089
      4,200      @@      Nissan Motor Co. Ltd.                                        48,013
      2,650              Paccar, Inc.                                                212,557
        400      @@      Peugeot SA                                                   18,815
      1,000      @@      Suzuki Motor Corp.                                           14,162
      1,900      @@      Toyota Motor Corp.                                           57,076
        400      @@      Volkswagen AG                                                19,874
                                                                              --------------
                                                                                     893,274
                                                                              --------------

                         AUTO PARTS AND EQUIPMENT: 0.3%
      2,000      @@      Bridgestone Corp.                                            26,570
     13,700              Delphi Corp.                                                120,286
      4,925      @       Dura Automotive Systems, Inc.                                50,777
                                                                              --------------
                                                                                     197,633
                                                                              --------------

                         BANKS: 5.2%
        800      @@      Alpha Bank A.E.                                              21,078
      2,800      @@      Banco Bilbao Vizcaya
                           Argentaria SA                                              33,563
        300      @@      Banco Popular Espanol                                        15,729
     12,950              Bank of America Corp.                                       976,818
      5,400              Bank One Corp.                                              234,144
        900      @@      BNP Paribas                                                  50,705
      1,200      @@      Commerzbank AG                                               23,216
      1,200      @@      Credit Agricole SA                                           26,180
      1,180      @@      Credit Suisse Group                                          39,158
      2,000      @@      DBS Group Holdings Ltd.                                      16,242
        400      @@      Deutsche Bank AG                                             27,714
      1,900      @@      Fortis                                                       35,097
      7,325              Fremont General Corp.                                       128,041
      3,100      @@      HBOS PLC                                                     38,920
      6,625              Hibernia Corp.                                       $      151,381
      7,000      @@      HSBC Holdings PLC                                           106,062
          8      @@      Mitsubishi Tokyo Financial
                           Group, Inc.                                                59,752
         10      @@      Mizuho Financial Group, Inc.                                 26,114
      1,500      @@      National Australia Bank Ltd.                                 31,390
      2,108              Royal Bank of Scotland Group PLC                             58,841
      7,550              SouthTrust Corp.                                            242,733
      1,300      @@      St. George Bank Ltd.                                         18,861
          5      @@      Sumitomo Mitsui Financial
                           Group, Inc.                                                24,425
      8,000      @@      The Bank of Fukuoka Ltd.                                     32,871
        730      @@      UBS AG                                                       47,010
          5      @@      UFJ Holdings Inc.                                            21,366
      5,700      @@      Unicredito Italiano S.p.A.                                   28,628
      8,900              US Bancorp                                                  246,618
     14,150              Wachovia Corp.                                              647,362
      8,050              Wells Fargo & Co.                                           461,506
      2,200              Zions Bancorporation                                        135,674
                                                                              --------------
                                                                                   4,007,199
                                                                              --------------

                         BEVERAGES: 1.8%
     11,650              Coca-Cola Co.                                               541,725
      2,600      @@      Diageo PLC                                                   32,419
     16,200              PepsiCo, Inc.                                               779,544
                                                                              --------------
                                                                                   1,353,688
                                                                              --------------

                         BIOTECHNOLOGY: 0.9%
      1,000      @       Alexion Pharmaceuticals, Inc.                                18,750
      6,150      @       Amgen, Inc.                                                 353,686
      6,250      @       Applera Corp - Celera
                           Genomics Group                                             84,813
      2,825     @,L      Geron Corp.                                                  34,522
      3,875      @       Intermune, Inc.                                              81,801
      1,725     @,L      Invitrogen Corp.                                            117,593
                                                                              --------------
                                                                                     691,165
                                                                              --------------
                         BUILDING MATERIALS: 0.1%
      1,000      @@      Daikin Industries Ltd.                                       20,636
        344      @@      Lafarge SA                                                   27,401
      2,000      @@      Tostem Inax Holding Corp.                                    35,116
                                                                              --------------
                                                                                      83,153
                                                                              --------------

                         CHEMICALS: 0.6%
        100      @@      Air Liquide                                                  16,063
      1,200      @@      Bayer AG                                                     32,293
      1,300      @@      Clariant AG                                                  18,352
      4,900      L       Dow Chemical Co.                                            183,995
      3,300              Engelhard Corp.                                              98,406
      2,100      @       Hercules, Inc.                                               21,084
        400      @@      Nitto Denko Corp.                                            20,197
        500      @@      Shin-Etsu Chemical Co. Ltd.                                  18,444
        800              Sigma-Aldrich Corp.                                          42,856
                                                                              --------------
                                                                                     451,690
                                                                              --------------

                         COMMERCIAL SERVICES: 1.7%
        540      @@      Adecco SA                                                    33,501
     16,950     @,L      Cendant Corp.                                               375,611
      1,800      @       Corporate Executive Board Co.                                87,480
      2,000      @@      Dai Nippon Printing Co. Ltd.                                 27,575
      4,250              H&R Block, Inc.                                             230,733
      5,275     @,L      Labor Ready, Inc.                                            60,135
      7,600      @@      Macquarie Infrastructure Group                               17,983
      5,200      @@      Mayne Group Ltd.                                             13,358

                 See Accompanying Notes to Financial Statements

ING
Strategic
Allocation                      PORTFOLIO OF INVESTMENTS as of November 30, 2003
Growth Fund                     (Unaudited)(Continued)

SHARES                                                                            VALUE
--------------------------------------------------------------------------------------------
COMMERCIAL SERVICES (CONTINUED)

      7,550      @       Paychex, Inc.                                        $      290,448
      5,225      @       Rent-A-Center, Inc.                                         169,760
                                                                              --------------
                                                                                   1,306,584
                                                                              --------------

                         COMPUTERS: 3.3%
      8,500      @       Apple Computer, Inc.                                        177,820
        400      @@      Cap Gemini SA                                                19,755
     12,300      @       Dell, Inc.                                                  424,350
     31,050      @       EMC Corp.                                                   426,626
     14,050              Hewlett-Packard Co.                                         304,745
      8,250      @       International Business
                           Machines Corp.                                            746,954
      3,050      @       Lexmark Intl., Inc.                                         236,070
      2,700      @@      LogicaCMG PLC                                                12,978
      7,750     @,L      Network Appliance, Inc.                                     179,103
      1,450     @,L      PalmOne, Inc.                                                21,707
                                                                              --------------
                                                                                   2,550,108
                                                                              --------------

                         COSMETICS/PERSONAL CARE: 1.9%
     13,950              Gillette Co.                                                470,534
      7,550              Kimberly-Clark Corp.                                        409,361
      6,100              Procter & Gamble Co.                                        587,064
                                                                              --------------
                                                                                   1,466,959
                                                                              --------------

                         DISTRIBUTION/WHOLESALE: 0.1%
     12,000      @@      Li & Fung Ltd.                                               20,550
      5,000      @@      Mitsui & Co. Ltd.                                            33,647
                                                                              --------------
                                                                                      54,197
                                                                              --------------

                         DIVERSIFIED FINANCIAL SERVICES: 6.1%
      2,750     @,L      Affiliated Managers Group                                   182,875
      5,950              American Express Co.                                        271,975
      1,900              Amvescap PLC                                                 13,463
      2,350              Bear Stearns Cos., Inc.                                     170,281
      4,500      L       Capital One Financial Corp.                                 268,740
     24,400              Citigroup, Inc.                                           1,147,775
      2,750              Countrywide Financial Corp.                                 290,400
      4,500              Fannie Mae                                                  315,000
     20,050              JP Morgan Chase & Co.                                       708,967
      4,550              Lehman Brothers Holdings, Inc.                              328,556
     10,450              Merrill Lynch & Co., Inc.                                   593,037
        600      @@      MLP AG                                                       11,292
      5,250              Morgan Stanley                                              290,220
      2,325              New Century Financial Corp.                                  88,466
                                                                              --------------
                                                                                   4,681,047
                                                                              --------------

                    ELECTRIC: 2.1%
     13,850      @       AES Corp.                                                   122,850
      7,250              Centerpoint Energy, Inc.                                     70,325
        800      @@      Chubu Electric Power Co., Inc.                               16,034
      3,800              Constellation Energy Group, Inc.                            143,032
      5,000              DPL, Inc.                                                    96,700
        800      @@      E.ON AG                                                      45,167
      8,050     @,L      Edison Intl.                                                164,381
      1,900      @@      Enel S.p.A.                                                  12,139
      5,600              Exelon Corp.                                                346,191
      3,325              Great Plains Energy, Inc.                                   105,502
      3,813      @@      National Grid Transco PLC                                    25,772
      3,450              Southern Co.                                                100,982
      7,500              TXU Corp.                                                   166,050
      9,850              Xcel Energy, Inc.                                           164,495
                                                                              --------------
                                                                                   1,579,620
                                                                              --------------
                         ELECTRICAL COMPONENTS AND EQUIPMENT: 0.2%
      2,000              Emerson Electric Co.                                 $      122,080
      4,000      @@      Hitachi Ltd.                                                 23,557
      2,000      @@      Sharp Corp.                                                  29,931
      4,000      @@      Toshiba Corp.                                                14,755
                                                                              --------------
                                                                                     190,323
                                                                              --------------

                         ELECTRONICS: 0.7%
      2,513      @       Benchmark Electronics, Inc.                                  92,284
      2,875      @       Fisher Scientific Intl.                                     115,776
      5,450      @       Itron, Inc.                                                 104,586
        100      @@      Keyence Corp.                                                22,471
      1,000      @@      Koninklijke Philips Electronics NV                           28,409
      2,750              Perkinelmer, Inc.                                            46,503
     11,700      @       Sanmina-SCI Corp.                                           142,622
                                                                              --------------
                                                                                     552,651
                                                                              --------------

                         ENGINEERING AND CONSTRUCTION: 0.1%
      2,200      @@      ABB Ltd.                                                     10,789
      9,000      @@      Kajima Corp.                                                 28,680
                                                                              --------------
                                                                                      39,469
                                                                              --------------

                         ENTERTAINMENT: 0.3%
      5,175      @       Alliance Gaming Corp.                                       135,585
      2,125              GTECH Holdings Corp.                                        105,740
      1,900      @@      TABCorp. Holdings Ltd.                                       15,371
                                                                              --------------
                                                                                     256,696
                                                                              --------------

                         FOOD: 0.9%
     11,250              Conagra Foods, Inc.                                         275,625
        900      @@      Foodland Associated Ltd.                                     12,471
        100      @@      Groupe Danone                                                15,583
      7,550              HJ Heinz Co.                                                272,555
      1,200     @,@@     Koninklijke Ahold NV                                          8,659
        500              Metro AG                                                     21,397
        160      @@      Nestle SA                                                    37,192
      7,500     @,@@     Tesco PLC                                                    32,086
        700      @@      Unilever NV ADR                                              41,996
                                                                              --------------
                                                                                     717,564
                                                                              --------------

                         FOOD SERVICE: 0.0%
      2,900      @@      Compass Group PLC                                            17,431
                                                                              --------------
                                                                                      17,431
                                                                              --------------

                         FOREST PRODUCTS AND PAPER: 0.3%
      2,350              International Paper Co.                                      87,444
      5,450      @       Louisiana-Pacific Corp.                                      98,590
      4,000      @@      OJI Paper Co. Ltd.                                           23,338
        700              Plum Creek Timber Co., Inc.                                  18,641
      1,900      @@      Stora Enso OYJ                                               25,577
                                                                              --------------
                                                                                     253,590
                                                                              --------------

                         GAS: 0.1%
      3,800              Oneok, Inc.                                                  75,278
      6,000      @@      Osaka Gas Co. Ltd.                                           15,723
                                                                              --------------
                                                                                      91,001
                                                                              --------------

                         HAND/MACHINE TOOLS: 0.1%
        200      @@      Nidec Corp.                                                  19,850
        300      @@      Schneider Electric SA                                        18,484
        200      @@      SMC Corp.                                                    23,850
      1,500              Snap-On, Inc.                                                45,030
                                                                              --------------
                                                                                     107,214
                                                                              --------------

                 See Accompanying Notes to Financial Statements

ING
Strategic
Allocation                      PORTFOLIO OF INVESTMENTS as of November 30, 2003
Growth Fund                     (Unaudited) (Continued)

SHARES                                                                            VALUE
--------------------------------------------------------------------------------------------
                         HEALTHCARE-PRODUCTS: 2.2%
     11,750      @       Boston Scientific Corp.                              $      421,708
      5,650              Guidant Corp.                                               320,751
     14,150              Johnson & Johnson                                           697,453
      3,150      @       Respironics, Inc.                                           143,325
      3,200              Ventas, Inc.                                                 64,064
                                                                              --------------
                                                                                   1,647,301
                                                                              --------------

                         HEALTHCARE-SERVICES: 2.0%
      3,500     @,L      Anthem, Inc.                                                252,420
      5,825      @       Humana, Inc.                                                130,072
      1,000      @       Mid Atlantic Medical Services                                61,400
      2,875              Oxford Health Plans                                         125,983
      3,150      @       Pacificare Health Systems                                   205,097
      8,250      L       UnitedHealth Group, Inc.                                    444,674
      3,100      @       WellPoint Health Networks                                   289,819
                                                                              --------------
                                                                                   1,509,465
                                                                              --------------

                         HOLDING COMPANIES-DIVERSIFIED: 0.0%
      4,000      @@      Hutchison Whampoa Ltd.                                       29,229
                                                                              --------------
                                                                                      29,229
                                                                              --------------

                         HOME BUILDERS: 0.3%
      1,625      @       Meritage Corp.                                              102,619
        225     @,L      NVR, Inc.                                                   110,475
                                                                              --------------
                                                                                     213,094
                                                                              --------------

                         HOME FURNISHINGS: 0.4%
        875              Harman Intl. Industries, Inc.                               119,237
      2,000      @@      Matsushita Electric
                           Industrial Co. Ltd.                                        25,767
        800      @@      Sony Corp.                                                   27,757
      1,600              Whirlpool Corp.                                             109,312
                                                                              --------------
                                                                                     282,073
                                                                              --------------

                         HOUSEHOLD PRODUCTS/WARES: 0.3%
      1,300     @,L      American Greetings                                           27,456
      3,400              Fortune Brands, Inc.                                        232,288
                                                                              --------------
                                                                                     259,744
                                                                              --------------

                         INSURANCE: 3.5%
      6,750      @@      ACE Ltd.                                                    246,038
      2,388      @@      Aegon NV                                                     31,859
     12,350              American Intl. Group                                        715,682
      3,800      @@      AMP Ltd.                                                     16,361
      1,000      @@      Assicurazioni Generali S.p.A.                                24,981
        900      @@      AXA                                                          17,294
      4,050      L       Chubb Corp.                                                 265,072
      3,450              Cigna Corp.                                                 185,093
      6,499              Fidelity National Financial, Inc.                           229,610
      5,600              First American Corp.                                        165,760
      2,625              Landamerica Financial Group, Inc.                           134,925
      4,200              Lincoln National Corp.                                      164,682
          3      @@      Millea Holdings, Inc.                                        32,323
      8,900              Prudential Financial, Inc.                                  348,078
      4,200      @@      Prudential PLC                                               32,234
        470      @@      Swiss Reinsurance                                            29,194
        270      @@      Zurich Financial Services AG                                 34,775
                                                                              --------------
                                                                                   2,673,961
                                                                              --------------

                         INTERNET: 0.9%
      6,700      @       Autobytel, Inc.                                              64,722
     13,650      @       Earthlink, Inc.                                             131,040
      3,000     @,L      eBay, Inc.                                                  167,550
      2,275      @       Gric Communications, Inc.                            $       14,128
      2,925      @       Net2Phone, Inc.                                              18,428
      7,025      @       RSA Security, Inc.                                          103,268
      6,100     @,L      Symantec Corp.                                              200,262
          1     @,@@     Yahoo Japan Corp.                                            13,148
                                                                              --------------
                                                                                     712,546
                                                                              --------------

                         IRON/STEEL: 0.1%
      1,600      @@      Arcelor                                                      25,950
      1,000      @@      JFE Holdings, Inc.                                           23,420
                                                                              --------------
                                                                                      49,370
                                                                              --------------

                         LODGING: 0.1%
        400      @@      Accor                                                        16,782
      1,800      @       Starwood Hotels & Resorts
                           Worldwide, Inc.                                            62,046
                                                                              --------------
                                                                                      78,828
                                                                              --------------

                         MACHINERY-CONSTRUCTION AND MINING: 0.2%
      1,550              Caterpillar, Inc.                                           117,878
                                                                              --------------
                                                                                     117,878
                                                                              --------------

                         MACHINERY-DIVERSIFIED: 0.9%
      4,200      @@      Alstom                                                        8,659
      1,450              Briggs & Stratton                                            97,875
      2,150              Cummins, Inc.                                                99,868
      4,850              Deere & Co.                                                 296,965
      4,650              Rockwell Automation, Inc.                                   154,613
      1,125              Tecumseh Products Co.                                        46,305
                                                                              --------------
                                                                                     704,285
                                                                              --------------

                         MEDIA: 1.6%
     10,300     @,L      Comcast Corp.                                               323,214
      3,900              McGraw-Hill Cos., Inc.                                      267,150
      3,000      @@      Reed Elsevier PLC                                            24,714
      3,800      @@      Seven Network Ltd.                                           14,518
     20,850      @       Time Warner, Inc.                                           339,438
        900     @,@@     Vivendi Universal SA                                         20,660
      9,400       L      Walt Disney Co.                                             217,046
                                                                              --------------
                                                                                   1,206,740
                                                                              --------------

                         METAL FABRICATE/HARDWARE: 0.2%
      3,150              Quanex Corp.                                                124,520
                                                                              --------------
                                                                                     124,520
                                                                              --------------

                         MINING: 0.4%
      4,250      @       Alcoa, Inc.                                                 139,442
      1,100      @@      Anglo American PLC                                           23,175
      3,800      @@      BHP Billiton Ltd.                                            30,989
      2,050              Newmont Mining Corp.                                         98,687
                                                                              --------------
                                                                                     292,293
                                                                              --------------

                         MISCELLANEOUS MANUFACTURING: 3.5%
      8,300     @,L      3M Co.                                                      656,032
      3,200              Danaher Corp.                                               266,240
     47,400              General Electric Co.                                      1,358,957
      4,100              Honeywell Intl., Inc.                                       121,729
     37,500              Invensys PLC                                                 12,899
      1,000      @@      Olympus Corp.                                                21,412
        800      @@      Siemens AG                                                   58,353
      9,300     @@,L     Tyco Intl. Ltd.                                             213,435
                                                                              --------------
                                                                                   2,709,057
                                                                              --------------

                 See Accompanying Notes to Financial Statements

ING
Strategic
Allocation                      PORTFOLIO OF INVESTMENTS as of November 30, 2003
Growth Fund                     (Unaudited) (Continued)

SHARES                                                                            VALUE
--------------------------------------------------------------------------------------------
                         OFFICE/BUSINESS EQUIPMENT: 0.3%
      5,600              Pitney Bowes, Inc.                                   $      222,600
                                                                              --------------
                                                                                     222,600
                                                                              --------------

                         OIL AND GAS: 5.1%
     15,536      @@      BP PLC                                                      108,414
      9,750              ChevronTexaco Corp.                                         732,224
      8,400              ConocoPhillips                                              476,615
      4,900              Devon Energy Corp.                                          241,864
      2,900      @@      ENI-Ente Nazionale
                           Idrocarburi S.p.A.                                         49,432
     29,800              Exxon Mobil Corp.                                         1,077,865
      3,500      @       Houston Exploration Co.                                     119,385
      6,750              Marathon Oil Corp.                                          199,868
      4,350      @       Newfield Exploration Co.                                    177,915
      7,250              Occidental Petroleum Corp.                                  265,930
      3,750              Pogo Producing Co.                                          163,313
      2,100      @@      Royal Dutch Petroleum Co.                                    94,347
      2,050              Sunoco, Inc.                                                 98,421
        400      @@      Total SA                                                     64,634
                                                                              --------------
                                                                                   3,870,227
                                                                              --------------

                         OIL AND GAS SERVICES: 0.0%
      2,675      @       Veritas DGC, Inc.                                            24,102
                                                                              --------------
                                                                                      24,102
                                                                              --------------

                         PACKAGING AND CONTAINERS: 0.3%
      2,700      @@      Amcor Ltd.                                                   16,138
      5,100      @       Owens-Illinois, Inc.                                         57,528
      2,400     @,L      Sealed Air Corp.                                            126,648
                                                                              --------------
                                                                                     200,314
                                                                              --------------

                         PHARMACEUTICALS: 4.1%
      7,500              Abbott Laboratories                                         331,500
        900      @@      Astrazeneca PLC                                              40,848
        600      @@      Aventis SA                                                   34,630
      2,975     @,L      CV Therapeutics, Inc.                                        53,461
      5,800              Eli Lilly & Co.                                             397,648
      1,800     @@,L     GlaxoSmithKline PLC                                          82,584
     11,550              Merck & Co., Inc.                                           468,930
      1,330      @@      Novartis AG                                                  56,173
      5,200     @,L      NPS Pharmaceuticals, Inc.                                   156,936
      1,825      @       Onyx Pharmaceuticals, Inc.                                   52,524
     40,350              Pfizer, Inc.                                              1,353,742
        620      @@      Roche Holding AG                                             55,873
      1,000      @@      Shionogi & Co. Ltd.                                          16,536
        800      @@      Yamanouchi
                           Pharmaceutical Co. Ltd.                                    23,010
                                                                              --------------
                                                                                   3,124,395
                                                                              --------------

                         PIPELINES: 0.1%
     11,350              Williams Cos., Inc.                                         106,463
                                                                              --------------
                                                                                     106,463
                                                                              --------------

                         REAL ESTATE: 0.2%
      4,000      @@      Cheung Kong Holdings Ltd.                                    31,547
      3,600              LNR Property Corp.                                          159,300
                                                                              --------------
                                                                                     190,847
                                                                              --------------

                         REITs: 4.6%
      3,700              Acadia Realty Trust                                          44,659
      1,000              Alexandria Real Estate Equities, Inc.                        56,100
      1,400              AMB Property Corp.                                           44,044
      4,800              American Financial Realty Trust                              81,600
        800              American Land Lease, Inc.                            $       15,896
      2,300              Apartment Investment &
                           Management Co.                                             78,315
      3,177              Archstone-Smith Trust                                        87,304
      1,600              Arden Realty, Inc.                                           46,752
      1,200              Bedford Property Investors                                   33,660
      2,200              Boston Properties, Inc.                                     101,750
        800              BRE Properties                                               27,040
      1,000      L       Capital Automotive Reit                                      31,865
      1,900              Carramerica Realty Corp.                                     55,252
      1,500              CBL & Associates Properties, Inc.                            84,375
        900              Centerpoint Properties Trust                                 64,485
      4,825              Chelsea Property Group, Inc.                                260,549
      1,200      L       Colonial Properties Trust                                    46,200
      1,500              Commercial Net Lease Realty                                  26,850
      3,100              Corporate Office Properties
                           Trust Sbi MD                                               64,139
      4,300              Crescent Real Estate EQT Co.                                 68,155
      1,100              Developers Diversified Realty Corp.                          34,661
      5,790              Equity Office Properties Trust                              160,557
        600              Equity One, Inc.                                             10,290
      3,306              Equity Residential                                           97,064
        300              Essex Property Trust, Inc.                                   19,185
      1,900              Felcor Lodging Trust, Inc.                                   20,083
      1,800              General Growth Properties, Inc.                             145,080
      2,100              Glenborough Realty Trust, Inc.                               41,265
      1,700              Hospitality Properties Trust                                 67,235
      4,500     @,L      Host Marriott Corp.                                          50,175
      2,100              Istar Financial, Inc.                                        81,963
      1,600              Kilroy Realty Corp.                                          49,712
      2,900              Kimco Realty Corp.                                          127,600
      1,900              Mack-Cali Realty Corp.                                       75,810
      1,550              Meristar Hospitality Corp.                                    9,610
      2,200              National Health Investors, Inc.                              51,392
      2,900              New Plan Excel Realty Trust                                  70,905
      1,500              Newcastle Investment Corp.                                   36,750
        800              Pan Pacific Retail Properties, Inc.                          37,160
      1,300              Pennsylvania Real Estate
                           Investment Trust                                           44,850
      2,900              Prologis                                                     88,450
      2,400              PS Business Parks, Inc.                                      93,600
        750              Public Storage, Inc.                                         33,300
        800              Ramco-Gershenson Properties                                  20,840
      2,400      L       Reckson Associates Realty Corp.                              57,600
      3,600              Regency Centers Corp.                                       142,200
      1,400              Rouse Co.                                                    64,386
      3,700              Simon Property Group, Inc.                                  175,565
        900              SL Green Realty Corp.                                        33,624
      1,200              Sovran Self Storage, Inc.                                    41,436
        750              Sun Communities, Inc.                                        28,148
      2,700              United Dominion Realty Trust, Inc.                           49,815
      2,700              Vornado Realty Trust                                        147,717
                                                                              --------------
                                                                                   3,527,018
                                                                              --------------

                         RETAIL: 7.4%
      6,250      @       Bed Bath & Beyond, Inc.                                     264,000
      5,500              Best Buy Co., Inc.                                          341,000
      3,775              Claire's Stores, Inc.                                       175,160
      7,900              CVS Corp.                                                   295,934
      4,150              Federated Department Stores                                 203,724
     15,400      L       Gap, Inc.                                                   331,100
     21,150              Home Depot, Inc.                                            777,473
      1,000      @@      Ito-Yokado Co. Ltd.                                          33,236
        500     @,L      Krispy Kreme Doughnuts, Inc.                                 20,685

                 See Accompanying Notes to Financial Statements

ING
Strategic
Allocation                      PORTFOLIO OF INVESTMENTS as of November 30, 2003
Growth Fund                     (Unaudited) (Continued)

SHARES                                                                            VALUE
--------------------------------------------------------------------------------------------
                         RETAIL (CONTINUED)
      3,550      L       Lowe's Cos., Inc.                                    $      206,965
     17,250              McDonald's Corp.                                            442,117
      1,450      @       Movie Gallery, Inc.                                          25,651
        100      @@      Pinault-Printemps-Redoute                                     9,805
      3,900              RadioShack Corp.                                            121,485
      4,775      @       Shopko Stores, Inc.                                          79,504
     10,300      @       Staples, Inc.                                               279,645
      8,450     @,L      Starbucks Corp.                                             270,992
      2,425              United Auto Group, Inc.                                      59,898
     20,750              Wal-Mart Stores, Inc.                                     1,154,529
     13,500      L       Walgreen Co.                                                496,934
      2,450              Wendy's Intl., Inc.                                          95,134
                                                                              --------------
                                                                                   5,684,971
                                                                              --------------

                         SAVINGS AND LOANS: 0.6%
      7,775              Bankatlantic BanCorp., Inc.                                 147,492
      2,525      @       Firstfed Financial Corp.                                    118,675
      7,700      L       Flagstar Bancorp, Inc.                                      170,401
                                                                              --------------
                                                                                     436,568
                                                                              --------------

                         SEMICONDUCTORS: 4.7%
      9,550     @,L      Altera Corp.                                                241,902
     21,050      @       Applied Materials, Inc.                                     511,515
     32,575      @       Applied Micro Circuits Corp.                                210,435
        900     @,@@     ASML Holding NV                                              17,002
     12,475      @       Cirrus Logic, Inc.                                          107,285
        800      @@      Infineon Technologies AG                                     11,364
     47,650              Intel Corp.                                               1,592,939
     15,100      @       LSI Logic Corp.                                             141,487
      6,050              Maxim Integrated Products                                   315,084
      7,250      @       Mindspeed Technologies, Inc.                                 48,503
      3,625     @,L      PMC - Sierra, Inc.                                           73,841
        100      @@      Rohm Co. Ltd.                                                11,696
     11,275      @       Silicon Image, Inc.                                          83,435
      7,200              Texas Instruments, Inc.                                     214,272
                                                                              --------------
                                                                                   3,580,760
                                                                              --------------

                         SOFTWARE: 4.1%
      5,600      L       Adobe Systems, Inc.                                         231,392
      1,550      @       Avid Technology, Inc.                                        81,964
      4,400      @       BMC Software, Inc.                                           73,172
      3,100      @       Citrix Systems, Inc.                                         74,462
      3,750      @       D&B Corp.                                                   180,938
      6,400              IMS Health, Inc.                                            147,392
     51,600      L       Microsoft Corp.                                           1,326,119
     19,050      @       Novell, Inc.                                                180,975
     25,050      @       Oracle Corp.                                                300,850
      5,900      @@      Sage Group PLC                                               18,392
        200      @@      SAP AG                                                       30,783
      9,525      @       Scansoft, Inc.                                               57,150
     12,400      @       Siebel Systems, Inc.                                        163,432
      7,100     @,L      Veritas Software Corp.                                      269,949
                                                                              --------------
                                                                                   3,136,970
                                                                              --------------

                         TELECOMMUNICATIONS: 4.2%
      1,100     @,@@     Alcatel SA                                                   14,359
      9,650      @       Avaya, Inc.                                                 131,240
      2,375              Black Box Corp.                                             103,906
     33,350      @       Cisco Systems, Inc.                                         755,710
     11,100     @,@@     Colt Telecom Group PLC                                       18,661
      4,800      @       Comverse Technology, Inc.                                    92,304
      2,300     @,@@     Deutsche Telekom AG                                          37,936
     10,200              Motorola, Inc.                                              143,208
     19,400     @,L      Nextel Communications, Inc.                          $      491,402
      2,600     @@,L     Nokia OYJ ADR                                                46,748
         16      @@      NTT Docomo, Inc.                                             34,478
      5,400      @@      Portugal Telecom SGPS SA                                     50,813
      2,500     @,L      PTEK Holdings, Inc.                                          21,800
      3,950     @,L      Safenet, Inc.                                               131,298
      3,600              Scientific-Atlanta, Inc.                                    103,968
      5,650      @       Tellabs, Inc.                                                45,200
      4,500      @       Time Warner Telecom, Inc.                                    47,475
     21,000              Verizon Communications, Inc.                                688,170
     48,100      @@      Vodafone Group PLC                                          110,437
     20,719      @       Zhone Technologies, Inc.                                    114,575
                                                                              --------------
                                                                                   3,183,688
                                                                              --------------

                         TOYS/GAMES/HOBBIES: 0.4%
      1,200     @,@@     Bandai Co. Ltd.                                              27,173
      4,250              Hasbro, Inc.                                                 93,968
      9,850              Mattel, Inc.                                                199,364
                                                                              --------------
                                                                                     320,505
                                                                              --------------

                         TRANSPORTATION: 0.6%
      5,000      @@      Nippon Yusen Kabushiki Kaisha                                19,585
      6,700      @       OMI Corp.                                                    49,312
      5,200      L       United Parcel Service, Inc.                                 378,404
                                                                              --------------
                                                                                     447,301
                                                                              --------------

                         WATER: 0.0%
      1,600      @@      Suez SA                                                      27,714
                                                                              --------------
                                                                                      27,714
                                                                              --------------
                         Total Common Stock
                           (Cost $55,691,977)                                     64,564,084
                                                                              --------------

PREFERRED STOCK: 0.1%

                         BANKS: 0.1%
          4      #       DG Funding Trust                                             43,400
                                                                              --------------
                                                                                      43,400
                                                                              --------------

                         OIL AND GAS: 0.0%
      1,280      @@      Nexen, Inc.                                                  32,576
                                                                              --------------
                                                                                      32,576
                                                                              --------------
                         Total Preferred Stock
                           (Cost $75,514)                                             75,976
                                                                              --------------

RIGHTS: 0.0%

                         ENGINEERING AND CONSTRUCTION: 0.0%
      2,200              ABB Ltd.                                                      2,740
                                                                              --------------
                                                                                       2,740
                                                                              --------------

                         FOOD: 0.0%
      1,200     @,@@     Koninklijke Ahold NV                                          1,122
                                                                              --------------
                                                                                       1,122
                                                                              --------------

                         MACHINERY-DIVERSIFIED: 0.0%
      4,200      @@      Alstom                                                        1,510
                                                                              --------------
                                                                                       1,510
                                                                              --------------
                         Total Rights
                           (Cost $4,322)                                               5,372
                                                                              --------------

WARRANTS: 0.0%

                         MACHINERY-DIVERSIFIED: 0.0%
      4,200     @,@@     Alstom, Expires 12/10/03                                      2,266
                                                                              --------------
                         Total Warrants
                           (Cost $2,749)                                               2,266
                                                                              --------------

                 See Accompanying Notes to Financial Statements

ING
Strategic
Allocation                      PORTFOLIO OF INVESTMENTS as of November 30, 2003
Growth Fund                     (Unaudited) (Continued)

PRINCIPAL
AMOUNT                                                                            VALUE
--------------------------------------------------------------------------------------------
CORPORATE BONDS: 2.5%

                         AIRLINES: 0.1%
$    24,000      L       American Airlines, Inc., 7.024%,
                           due 10/15/09                                       $       23,915
      6,076      L       Continental Airlines, Inc., 6.545%,
                           due 08/02/20                                                5,998
     10,955      L       Continental Airlines, Inc., 6.900%,
                           due 07/02/19                                               10,784
     23,705              US Airways Pass Through Trust,
                           6.850%, due 01/30/18                                       22,411
                                                                              --------------
                                                                                      63,108
                                                                              --------------

                         AUTO MANUFACTURERS: 0.1%
     13,000              Ford Motor Co., 6.375%, due
                           02/01/29                                                   10,877
      7,000              Ford Motor Co., 6.625%, due
                           10/01/28                                                    6,058
     41,000      L       General Motors Corp., 8.375%,
                           due 07/15/33                                               44,792
                                                                              --------------
                                                                                      61,727
                                                                              --------------

                         BANKS: 0.6%
     24,000     #,@@     Banco Bradesco SA, 8.750%,
                           due 10/24/13                                               25,080
     15,000              Bank of America Corp., 6.375%,
                           due 02/15/08                                               16,571
     20,000      #       Bank of New York Institutional
                           Capital Trust A, 7.780%, due
                           12/01/26                                                   21,973
      5,000      #       BankAmerica Institutional,
                           Class B, 7.700%, due 12/31/26                               5,585
      9,000              BankBoston Capital Trust III,
                           1.890%, due 06/15/27                                        8,506
      3,000              BankBoston Corp., 1.746%, due
                           06/08/28                                                    2,783
      2,000              Barnett Capital I, 8.060%, due
                           12/01/26                                                    2,266
      6,000              Barnett Capital II, 7.950%, due
                           12/01/26                                                    6,723
      1,000              Chase Capital VI, 1.788%, due
                           08/01/28                                                      916
     13,000      #       Corestates Capital Trust II, 1.800%,
                           due 01/15/27                                               12,152
     65,000      #       Dresdner Funding Trust I, 8.151%,
                           due 06/30/31                                               72,199
      2,000              FBS Capital I, 8.090%, due 11/15/26                           2,260
     11,000              First Union Institutional Capital II,
                           7.850%, due 01/01/27                                       12,422
     32,000     #,@@     HBOS PLC, 5.375%, due 11/29/49                               31,745
      5,000     @@,C     Hongkong & Shanghai Banking
                           Corp. Ltd., 1.312%, due 07/29/49                            4,089
     21,000      @@      HSBC Holdings PLC, 5.250%, due
                           12/12/12                                                   21,441
     25,000      @@      HSBC Holdings PLC, 7.500%, due
                           07/15/09                                                   29,090
     15,000              M & T Bank Corp., 3.850%, due
                           04/01/13                                                   14,839
     10,000     @@,C     National Westminster Bank PLC,
                           1.312%, due 11/29/49                                        8,316
      8,000              Nationsbank Cap Trust III, 1.700%,
                           due 01/15/27                                                7,515
     20,000     #,@@     Rabobank Capital Funding II,
                           5.260%, due 12/29/49                                       20,000
$    12,000              RBS Capital Trust I, 4.709%, due
                           12/29/49                                           $       11,307
     10,000     @@,C     Societe Generale, 1.309%, due
                           11/29/49                                                    8,128
     20,000     @@,C     Standard Chartered PLC, 1.275%,
                           due 01/29/49                                               15,231
     30,000     @@,C     Standard Chartered PLC, 1.400%,
                           due 12/29/49                                               22,688
     40,000     @@,C     Standard Chartered PLC, 1.500%,
                           due 11/29/49                                               30,049
     20,000              Wells Fargo & Co., 3.120%, due
                           08/15/08                                                   19,603
                                                                              --------------
                                                                                     433,477
                                                                              --------------

                         BEVERAGES: 0.0%
      9,000    #,@@,L    Coca-Cola HBC Finance BV,
                           5.125%, due 09/17/13                                        8,986
     25,000      #       Miller Brewing Co., 4.250%, due
                           08/15/08                                                   25,162
                                                                              --------------
                                                                                      34,148
                                                                              --------------

                         CHEMICALS: 0.0%
      6,000              Dow Chemical Co., 5.750%, due
                           11/15/09                                                    6,382
                                                                              --------------
                                                                                       6,382
                                                                              --------------

                         DIVERSIFIED FINANCIAL SERVICES: 0.4%
     22,000              Boeing Capital Corp., 7.375%,
                           due 09/27/10                                               25,225
    34,000     X,#,@@    Brazilian Merchant Voucher
                           Receivables Ltd., 5.911%, due
                           06/15/11                                                   33,575
    17,000               CitiCorp Capital I, 7.933%, due
                           02/15/27                                                   19,565
     3,000               Citigroup Capital II, 7.75%, due
                           12/01/36                                                    3,374
    50,000       #       Corestates Capital Trust I, 8.000%,
                           due 12/15/26                                               56,631
    26,000               Countrywide Home Loans, Inc.,
                           4.250%, due 12/19/07                                       26,507
    32,000      #,L      Farmers Exchange Capital,
                           7.050%, due 07/15/28                                       28,922
     8,000       L       Ford Motor Credit Co., 5.625%,
                           due 10/01/08                                                7,988
    11,000               Ford Motor Credit Co., 7.375%,
                           due 10/28/09                                               11,651
    18,000       L       Lehman Brothers Holdings, Inc.,
                           3.500%, due 08/07/08                                       17,718
    38,000      XX,#     Mangrove Bay Pass-Through Trust,
                           6.102%, due 07/15/33                                       37,632
    23,000               MassMutual Global Funding II,
                           2.550%, due 07/15/08                                       21,844
    19,000       #       OneAmerica Financial Partners,
                           Inc., 7.000%, due 10/15/33                                 18,751
    20,000      #,@@     PF Export Receivables Master Trust,
                           3.748%, due 06/01/13                                       19,384
    14,618      #,@@     PF Export Receivables Master Trust,
                           6.436%, due 06/01/15                                       14,617
                                                                              --------------
                                                                                     343,384
                                                                              --------------

                         ELECTRIC: 0.2%
     27,000      #       Consumers Energy Co., 4.800%,
                           due 02/17/09                                               27,372
     10,000              Nisource Finance Corp., 7.625%,
                           due 11/15/05                                               10,928

                 See Accompanying Notes to Financial Statements

ING
Strategic
Allocation                      PORTFOLIO OF INVESTMENTS as of November 30, 2003
Growth Fund                     (Unaudited) (Continued)

PRINCIPAL
AMOUNT                                                                            VALUE
--------------------------------------------------------------------------------------------
                         ELECTRIC (CONTINUED)
$    24,000      #       Ohio Edison Co., 4.000%, due
                           05/01/08                                           $       23,592
     36,000              Ohio Power Co., 6.375%, due
                           07/15/33                                                   36,496
     15,000              Oncor Electric Delivery Co.,
                           6.375%, due 01/15/15                                       16,190
      6,000      #       Power Contract Financing LLC,
                           5.200%,due 02/01/06                                         6,082
      5,000      #       Power Contract Financing LLC,
                           6.256%, due 02/01/10                                        5,028
                                                                              --------------
                                                                                     125,688
                                                                              --------------

                         FOOD: 0.1%
      8,000      L       Kroger Co., 5.500%, due 02/01/13                              8,117
     11,000              Kroger Co., 7.250%, due 06/01/09                             12,486
     21,000              Safeway, Inc., 4.800%, due
                           07/16/07                                                   21,726
     30,000              Supervalu, Inc., 7.875%, due
                           08/01/09                                                   34,846
     28,000              Tyson Foods, Inc., 7.250%, due
                           10/01/06                                                   30,661
                                                                              --------------
                                                                                     107,836
                                                                              --------------

                         FOREST PRODUCTS AND PAPER: 0.0%
     20,000              Weyerhaeuser Co., 7.375%, due
                           03/15/32                                                   21,412
                                                                              --------------
                                                                                      21,412
                                                                              --------------

                         INSURANCE: 0.1%
     26,000      #       Farmers Insurance Exchange,
                           8.625%, due 05/01/24                                       26,858
     17,000      #       Monumental Global Funding II,
                           3.850%, due 03/03/08                                       17,066
     32,000     #,L      Zurich Capital Trust I, 8.376%, due
                           06/01/37                                                   36,616
                                                                              --------------
                                                                                      80,540
                                                                              --------------

                         MEDIA: 0.1%
      8,000      L       AOL Time Warner, Inc., 6.875%,
                           due 05/01/12                                                8,913
     14,000              Comcast Cable Communications,
                           7.125%, due 06/15/13                                       15,812
     30,000      L       Comcast Corp., 5.300%, due
                           01/15/14                                                   29,670
     12,000              Time Warner, Inc., 6.950%, due
                           01/15/28                                                   12,672
                                                                              --------------
                                                                                      67,067
                                                                              --------------

                         MINING: 0.0%
     17,000      @@      Corp Nacional del Cobre de Chile -
                           CODELCO, 5.500%, due 10/15/13                              17,190
                                                                              --------------
                                                                                      17,190
                                                                              --------------

                         MISCELLANEOUS MANUFACTURING: 0.0%
     30,000              General Electric Co., 5.000%, due
                           02/01/13                                                   30,164
                                                                              --------------
                                                                                      30,164
                                                                              --------------

                         MULTI-NATIONAL: 0.1%
     25,000      @@      Corp Andina de Fomento CAF,
                           5.200%, due 05/21/13                                       24,877
     25,000      @@      Corp Andina de Fomento CAF,
                           6.875%, due 03/15/12                                       27,848
                                                                              --------------
                                                                                      52,725
                                                                              --------------

                         OIL AND GAS: 0.1%
$    19,000              Amerada Hess Corp., 5.900%, due
                           08/15/06                                           $       20,365
     24,000      L       Enterprise Products Partners LP,
                           6.875%, due 03/01/33                                       24,991
     34,000              Pemex Project Funding Master
                           Trust, 7.375%, due 12/15/14                                35,869
     13,000              Valero Energy Corp., 6.125%, due
                           04/15/07                                                   13,990
     13,000              Valero Energy Corp., 8.750%, due
                           06/15/30                                                   15,899
                                                                              --------------
                                                                                     111,114
                                                                              --------------

                         PACKAGING AND CONTAINERS: 0.1%
     24,000      #,L     Sealed Air Corp., 5.625%, due
                           07/15/13                                                   24,372
     27,000       #      Sealed Air Corp., 6.950%, due
                           05/15/09                                                   30,147
                                                                              --------------
                                                                                      54,519
                                                                              --------------

                         REAL ESTATE: 0.1%
     23,000              EOP Operating LP, 7.750%, due
                           11/15/07                                                   26,275
     27,000              Liberty Property LP, 7.750%, due
                           04/15/09                                                   31,390
                                                                              --------------
                                                                                      57,665
                                                                              --------------

                         REITs: 0.1%
      8,000              Liberty Property Trust, 6.375%, due
                           08/15/12                                                    8,592
     10,000              Simon Property Group LP, 4.875%,
                           due 03/18/10                                               10,114
     29,000              Simon Property Group LP, 7.375%,
                           due 01/20/06                                               31,804
                                                                              --------------
                                                                                      50,510
                                                                              --------------

                         SAVINGS AND LOANS: 0.0%
     25,000              Washington Mutual, Inc., 4.375%,
                           due 01/15/08                                               25,595
                                                                              --------------
                                                                                      25,595
                                                                              --------------

                         TELECOMMUNICATIONS: 0.3%
     53,000      L       AT&T Corp., 7.800%, due 11/15/11                             60,283
     22,000      L       AT&T Wireless Services, Inc.,
                           8.125%, due 05/01/12                                       25,157
     24,000              Sprint Capital Corp., 6.000%, due
                           01/15/07                                                   25,360
     30,000              Sprint Capital Corp., 6.875%, due
                           11/15/28                                                   28,357
     36,000              Verizon Florida, Inc., 6.125%, due
                           01/15/13                                                   38,439
     23,000      L       Verizon Virginia, Inc., 4.625%, due
                           03/15/13                                                   21,998
                                                                              --------------
                                                                                     199,594
                                                                              --------------
                         Total Corporate Bonds
                           (Cost $1,901,298)                                       1,943,845
                                                                              --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS: 5.7%

                         FEDERAL HOME LOAN BANK: 0.2%
    135,000      L       2.500%, due 12/15/05                                        135,712
                                                                              --------------
                                                                                     135,712
                                                                              --------------

               See Accompanying Notes to Financial Statements

ING
Strategic
Allocation
Growth Fund                     PORTFOLIO OF INVESTMENTS as of November 30, 2003
                                (Unaudited) (Continued)

PRINCIPAL
AMOUNT                                                                            VALUE
--------------------------------------------------------------------------------------------
                         FEDERAL HOME LOAN MORTGAGE
                           CORPORATION: 1.1%
$    90,000      L       2.875%, due 09/15/05                                 $       91,305
    150,000              4.500%, due 12/31/49 TBA                                    153,797
     85,000      L       5.875%, due 03/21/11                                         91,146
     61,000              6.000%, due 01/15/28                                         63,385
     10,267              6.000%, due 06/01/28                                         10,578
    131,349              6.500%, due 01/01/24                                        137,677
    246,000              6.500%, due 12/15/33 TBA                                    256,762
     26,027              7.500%, due 12/01/11                                         27,741
                                                                              --------------
                                                                                     832,391
                                                                              --------------

                         FEDERAL NATIONAL MORTGAGE
                           ASSOCIATION: 4.0%
     95,000      L       2.375%, due 04/13/06                                         94,403
     90,000              3.500%, due 01/28/08                                         89,429
     90,000              4.000%, due 09/02/08                                         90,500
    175,000      L       4.375%, due 10/15/06                                        183,013
     95,000      L       4.375%, due 03/15/13                                         93,076
     35,000              4.500%, due 12/15/18 TBA                                     34,759
    270,000              5.000%, due 12/01/17 TBA                                    273,544
    359,000              5.000%, due 12/01/33 TBA                                    352,492
    170,000      L       5.250%, due 04/15/07                                        182,194
     81,514              5.500%, due 02/01/18                                         84,046
    375,000              5.500%, due 12/01/33 TBA                                    377,460
    122,761              6.000%, due 08/01/16                                        128,276
    535,000              6.000%, due 12/15/33 TBA                                    549,712
     75,000              6.500%, due 10/01/32                                         78,232
     50,000              6.500%, due 11/25/33                                         52,133
    237,926              7.000%, due 12/01/27                                        251,561
     42,122              7.000%, due 04/01/32                                         44,485
    120,000              7.000%, due 10/01/32                                        126,665
     17,049              7.500%, due 07/01/11                                         18,229
                                                                              --------------
                                                                                   3,104,209
                                                                              --------------

                         GOVERNMENT NATIONAL MORTGAGE
                           ASSOCIATION: 0.4%
     30,000              6.000%, due 12/01/31 TBA                                     31,031
     42,301              6.500%, due 01/15/29                                         44,519
    160,301              7.000%, due 02/15/28                                        170,711
     30,673              8.000%, due 07/15/24                                         33,422
                                                                              --------------
                                                                                     279,683
                                                                              --------------
                         Total U.S. Government Agency
                           Obligations
                           (Cost $4,309,153)                                       4,351,995
                                                                              --------------

U.S. TREASURY OBLIGATIONS: 2.3%

                         U.S. TREASURY BONDS: 0.4%
    160,000      L       5.375%, due 02/15/31                                        165,825
    150,000              6.250%, due 08/15/23                                        169,518
                                                                              --------------
                                                                                     335,343
                                                                              --------------

                         U.S. TREASURY NOTES: 1.9%
    297,000      L       1.625%, due 10/31/05                                        295,074
     10,000      L       2.625%, due 11/15/06                                         10,029
    697,000      L       3.000%, due 01/31/04                                        699,505
    220,000      L       3.375%, due 11/15/08                                        220,292
    175,000      L       4.250%, due 11/15/13                                        174,043
                                                                              --------------
                                                                                   1,398,943
                                                                              --------------
                         Total U.S. Treasury Obligations
                           (Cost $1,732,605)                                       1,734,286
                                                                              --------------

COLLATERALIZED MORTGAGE OBLIGATIONS AND
  ASSET BACKED SECURITIES: 1.4%

                         AUTOMOBILE: 0.1%
$    42,000              USAA Auto Owner Trust, 2.040%,
                           due 02/16/10                                       $       41,301
                                                                              --------------
                                                                                      41,301
                                                                              --------------

                         COMMERCIAL: 0.6%
    121,000              CS First Boston Mortgage Securities
                           Corp., 3.861%, due 03/15/36                               120,704
     11,000              CS First Boston Mortgage Securities
                           Corp., 7.580%, due 04/14/62                                12,910
     58,000              DLJ Commercial Mortgage Corp.,
                           6.240%, due 11/12/31                                       63,662
    140,000              DLJ Commercial Mortgage Corp.,
                           7.300%, due 06/10/32                                      161,315
     26,000              GE Capital Commercial Mortgage
                           Corp., 5.994%, due 12/10/35                                28,238
     75,000              GMAC Commercial Mortgage
                           Securities, Inc., 6.700%, due
                           04/15/34                                                   84,409
     16,000      L       JP Morgan Chase Commercial
                           Mortgage Securities Corp.,
                           5.161%, due 10/12/37                                       16,361
     50,000      L       Wachovia Bank Commercial
                           Mortgage Trust, 3.989%, due
                           06/15/35                                                   46,741
                                                                              --------------
                                                                                     534,340
                                                                              --------------

                         CREDIT CARD: 0.2%
     15,000              Bank One Issuance Trust, 4.540%,
                           due 09/15/10                                               15,238
     15,000              Capital One Master Trust, 4.900%,
                           due 03/15/10                                               15,754
     60,000      L       Chemical Master Credit Card
                           Trust 1, 7.090%, due 02/15/09                              65,571
     50,000              Citibank Credit Card Issuance
                           Trust, 5.650%, due 06/16/08                                53,610
                                                                              --------------
                                                                                     150,173
                                                                              --------------

                         OTHER ASSET BACKED SECURITIES: 0.1%
     32,000              Chase Funding Mortgage Loan,
                           2.734%, due 09/25/24                                       31,639
     18,000              Chase Funding Mortgage Loan,
                           4.045%, due 05/25/33                                       17,721
                                                                              --------------
                                                                                      49,360
                                                                              --------------

                         WHOLE LOAN COLLATERALIZED MORTGAGE: 0.3%
     59,058              Bank of America Mortgage
                           Securities, 4.413%, due 03/25/33                           58,680
     24,894      XX      Bank of America Mortgage
                           Securities, 5.500%, due 11/25/33                           24,583
     92,000              CS First Boston Mortgage Securities
                           Corp., 4.187%, due 10/25/33                                91,300
     47,878              Washington Mutual, 5.000%, due
                           06/25/18                                                   48,543
                                                                              --------------
                                                                                     223,106
                                                                              --------------

                 See Accompanying Notes to Financial Statements

ING
Strategic
Allocation
Growth Fund                     PORTFOLIO OF INVESTMENTS as of November 30, 2003
                                (Unaudited) (Continued)

PRINCIPAL
AMOUNT                                                                            VALUE
--------------------------------------------------------------------------------------------
                         WHOLE LOAN COLLATERALIZED PLANNED
                           AMORTIZATION CLASS: 0.1%
$    57,000              Residential Funding Securities
                           Corp., 4.750%, due 02/25/33                        $       57,056
                                                                              --------------
                                                                                      57,056
                                                                              --------------
                         Total Collateralized Mortgage
                           Obligations and Asset Backed
                           Securities
                           (Cost $1,069,319)                                       1,055,336
                                                                              --------------

OTHER BONDS: 0.0%

                         SOVEREIGN: 0.0%
     13,000      @@      Mexico Government Intl. Bond,
                           4.625%, due 10/08/08                                       13,052
     21,000      @@      Mexico Government Intl. Bond,
                           6.625%, due 03/03/15                                       21,578
                                                                              --------------
                         Total Other Bonds
                           (Cost $33,325)                                             34,630
                                                                              --------------
                         Total Long-Term Investments
                           (Cost $64,820,262)                                     73,767,790
                                                                              --------------

SHORT-TERM INVESTMENTS: 6.2%

                         COMMERCIAL PAPER: 3.9%
    600,000              Concord Minuteman Cap B,
                           1.150%, due 12/16/04                                      600,000
  1,900,000      S       Jupiter Securitization, 0.000%,
                           due 12/10/03                                            1,900,000
    500,000      S       Preferred Receivable Funding,
                           0.000%, due 12/03/03                                      500,000
                                                                              --------------
                                                                                   3,000,000
                                                                              --------------

                         REPURCHASE AGREEMENT: 2.3%
  1,782,000      S       Repurchase Agreement dated
                           11/28/03, 1.060%, due 12/01/03,
                           $1,782,157 to be received upon
                           repurchase (Collateralized by
                           $1,833,000 Federal National
                           Mortgage Association, 3.375%,
                           Market Value $1,817,837 due
                           12/15/08)                                               1,782,000
                                                                              --------------
                                                                                   1,782,000
                                                                              --------------
                 Total Short-term Investments
                  (Cost $4,781,472)                                                4,782,000
                                                                              --------------
                 TOTAL INVESTMENTS IN SECURITIES
                  (COST $69,601,734)*                       102.6%            $   78,549,790
                 OTHER ASSETS AND
                   LIABILITIES-NET                           (2.6)                (1,956,219)
                                                            -----             --------------
                 NET ASSETS                                 100.0%            $   76,593,571
                                                            =====             ==============

@    Non-income producing security
@@   Foreign Issuer
X Fair value determined by ING Funds Pricing Committee appointed by the Funds' Board of Directors.
XX Value of securities obtained from one or more dealers making markets in the securities which have been adjusted based on the Fund's valuation procedures
# Securities with purchases pursuant to Rule 144A, under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Fund's Board of Directors.
PLC  Public Limited Company
TBA  To be announced
L Loaned security, a portion or all of the security is on loan at November 30, 2003.
S Segregated securities when-issued or delayed delivery securities held at November 30, 2003.
C    Bond may be called prior to maturity date.
* Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized appreciation consists of:

              Gross Unrealized Appreciation        $ 9,398,906
              Gross Unrealized Depreciation           (450,850)
                                                   -----------
              Net Unrealized Appreciation          $ 8,948,056
                                                   ===========

                 See Accompanying Notes to Financial Statements#

ING
Strategic
Allocation Balanced
Fund                            PORTFOLIO OF INVESTMENTS as of November 30, 2003
                                (Unaudited)

SHARES                                                                            VALUE
--------------------------------------------------------------------------------------------
COMMON STOCK: 67.8%

                         ADVERTISING: 0.3%
      3,800      L       Omnicom Group                                        $      302,708
      1,700      @@      WPP Group PLC                                                16,285
                                                                              --------------
                                                                                     318,993
                                                                              --------------

                         AEROSPACE/DEFENSE: 0.5%
      4,000              Boeing Co.                                                  153,560
      4,700              Goodrich Corp.                                              129,297
      2,250              United Technologies Corp.                                   192,825
                                                                              --------------
                                                                                     475,682
                                                                              --------------

                         AGRICULTURE: 0.7%
      9,850      L       Altria Group, Inc.                                          512,200
                                                                                     180,348
                                                                              --------------
                                                                                     692,548
                                                                              --------------

                         AIRLINES: 0.2%
      6,300     @,L      Airtran Holdings, Inc.                                       92,988
      2,275     @,L      Alaska Air Group, Inc.                                       65,429
      2,875      @       Frontier Airlines, Inc.                                      46,518
                                                                              --------------
                                                                                     204,935
                                                                              --------------

                         APPAREL: 0.7%
      2,800              Jones Apparel Group, Inc.                                    96,600
      3,975              Liz Claiborne, Inc.                                         139,165
      4,750              Nike, Inc.                                                  319,437
      3,225      L       Reebok Intl. Ltd.                                           129,774
                                                                              --------------
                                                                                     684,976
                                                                              --------------

                         AUTO MANUFACTURERS: 0.9%
        600      @@      DaimlerChrysler AG                                           22,792
     29,200      L       Ford Motor Co.                                              385,440
      2,550      L       General Motors Corp.                                        109,089
      2,600      @@      Nissan Motor Co. Ltd.                                        29,722
      2,850              Paccar, Inc.                                                228,599
        200      @@      Peugeot SA                                                    9,407
        600      @@      Suzuki Motor Corp.                                            8,497
      1,200      @@      Toyota Motor Corp.                                           36,048
        300      @@      Volkswagen AG                                                14,906
                                                                              --------------
                                                                                     844,500
                                                                              --------------

                         AUTO PARTS AND EQUIPMENT: 0.2%
      1,000      @@      Bridgestone Corp.                                            13,285
     14,050              Delphi Corp.                                                123,359
      5,325      @       Dura Automotive Systems, Inc.                                54,901
                                                                              --------------
                                                                                     191,545
                                                                              --------------

                         BANKS: 3.9%
        500      @@      Alpha Bank A.E.                                              13,174
      1,800      @@      Banco Bilbao Vizcaya Argentaria SA                           21,577
        200      @@      Banco Popular Espanol                                        10,486
     13,100              Bank of America Corp.                                       988,132
      5,250              Bank One Corp.                                              227,640
        600      @@      BNP Paribas                                                  33,803
        700      @@      Commerzbank AG                                               13,543
        800      @@      Credit Agricole SA                                           17,453
        690      @@      Credit Suisse Group                                          22,898
      1,000      @@      DBS Group Holdings Ltd.                                       8,121
        300      @@      Deutsche Bank AG                                             20,785
      1,200      @@      Fortis                                                       22,166
      7,325              Fremont General Corp.                                       128,041
      1,900      @@      HBOS PLC                                                     23,854
      6,975              Hibernia Corp.                                              159,379
      4,500      @@      HSBC Holdings PLC                                    $       68,183
          5      @@      Mitsubishi Tokyo Financial
                           Group, Inc.                                                37,345
          6      @@      Mizuho Financial Group, Inc.                                 15,668
      1,000      @@      National Australia Bank Ltd.                                 20,927
      1,307              Royal Bank of Scotland Group PLC                             36,482
      7,500              SouthTrust Corp.                                            241,125
        900      @@      St. George Bank Ltd.                                         13,057
          3      @@      Sumitomo Mitsui Financial
                           Group, Inc.                                                14,655
      5,000      @@      The Bank of Fukuoka Ltd.                                     20,544
        440      @@      UBS AG                                                       28,335
          3      @@      UFJ Holdings Inc.                                            12,820
      3,600      @@      Unicredito Italiano S.p.A.                                   18,081
      9,000              US Bancorp                                                  249,390
     13,850              Wachovia Corp.                                              633,637
      8,050              Wells Fargo & Co.                                           461,507
      2,150              Zions Bancorporation                                        132,591
                                                                              --------------
                                                                                   3,715,399
                                                                              --------------

                         BEVERAGES: 1.4%
     11,850              Coca-Cola Co.                                               551,025
      1,600      @@      Diageo PLC                                                   19,950
     16,150              PepsiCo, Inc.                                               777,138
                                                                              --------------
                                                                                   1,348,113
                                                                              --------------

                         BIOTECHNOLOGY: 0.8%
      1,025      @       Alexion Pharmaceuticals, Inc.                                19,219
      6,450      @       Amgen, Inc.                                                 370,939
      6,475      @       Applera Corp - Celera
                           Genomics Group                                             87,866
      2,925     @,L      Geron Corp.                                                  35,744
      4,025     @,L      Intermune, Inc.                                              84,968
      1,750     @,L      Invitrogen Corp.                                            119,297
                                                                              --------------
                                                                                     718,033
                                                                              --------------

                         BUILDING MATERIALS: 0.1%
      1,000      @@      Daikin Industries Ltd.                                       20,636
        220      @@      Lafarge SA                                                   17,524
      1,000      @@      Tostem Inax Holding Corp.                                    17,558
                                                                              --------------
                                                                                      55,718
                                                                              --------------

                         CHEMICALS: 0.4%
        700      @@      Bayer AG                                                     18,838
        850      @@      Clariant AG                                                  12,000
      4,950              Dow Chemical Co.                                            185,872
      3,350              Engelhard Corp.                                              99,897
      2,100      @       Hercules, Inc.                                               21,084
        200      @@      Nitto Denko Corp.                                            10,099
        400      @@      Shin-Etsu Chemical Co. Ltd.                                  14,755
        825              Sigma-Aldrich Corp.                                          44,195
                                                                              --------------
                                                                                     406,740
                                                                              --------------

                         COMMERCIAL SERVICES: 1.5%
        360      @@      Adecco SA                                                    22,334
     16,350     @,L      Cendant Corp.                                               362,316
      1,875      @       Corporate Executive Board Co.                                91,125
      1,000      @@      Dai Nippon Printing Co. Ltd.                                 13,787
      3,875      @       Dun & Bradstreet Corp.                                      186,969
      4,200              H&R Block, Inc.                                             228,018
      5,475     @,L      Labor Ready, Inc.                                            62,415
      5,100      @@      Macquarie Infrastructure Group                               12,067
      3,400      @@      Mayne Group Ltd.                                              8,734

                 See Accompanying Notes to Financial Statements

ING
Strategic
Allocation Balanced
Fund                            PORTFOLIO OF INVESTMENTS as of November 30, 2003
                                (Unaudited) (Continued)

SHARES                                                                            VALUE
--------------------------------------------------------------------------------------------
                         COMMERCIAL SERVICES (CONTINUED)
      7,550      @       Paychex, Inc.                                        $      290,449
      5,225      @       Rent-A-Center, Inc.                                         169,760
                                                                              --------------
                                                                                   1,447,974
                                                                              --------------
                         COMPUTERS: 2.6%
      8,600      @       Apple Computer, Inc.                                        179,912
        200      @@      Cap Gemini SA                                                 9,877
     12,300      @       Dell, Inc.                                                  424,350
     31,150      @       EMC Corp.                                                   428,001
     14,650              Hewlett-Packard Co.                                         317,759
     8,250        @      International Business
                           Machines Corp.                                            746,955
      2,800      @       Lexmark Intl., Inc.                                         216,720
      1,800      @@      LogicaCMG PLC                                                 8,652
      7,200     @,L      Network Appliance, Inc.                                     166,392
      1,500     @,L      PalmOne, Inc.                                                22,455
                                                                              --------------
                                                                                   2,521,073
                                                                              --------------

                         COSMETICS/PERSONAL CARE: 1.5%
     13,500              Gillette Co.                                                455,355
      7,550              Kimberly-Clark Corp.                                        409,361
      6,100              Procter & Gamble Co.                                        587,064
                                                                              --------------
                                                                                   1,451,780
                                                                              --------------

                         DISTRIBUTION/WHOLESALE: 0.0%
      8,000      @@      Li & Fung Ltd.                                               13,700
      3,000      @@      Mitsui & Co. Ltd.                                            20,188
                                                                              --------------
                                                                                      33,888
                                                                              --------------

                         DIVERSIFIED FINANCIAL SERVICES: 4.9%
      2,850     @,L      Affiliated Managers Group                                   189,525
      5,900      L       American Express Co.                                        269,689
      1,300              Amvescap PLC                                                  9,211
      2,350              Bear Stearns Cos., Inc.                                     170,281
      4,600      L       Capital One Financial Corp.                                 274,712
     24,800              Citigroup, Inc.                                           1,166,592
      2,800              Countrywide Financial Corp.                                 295,680
      4,550              Fannie Mae                                                  318,500
     20,350              JP Morgan Chase & Co.                                       719,576
      4,600              Lehman Brothers Holdings, Inc.                              332,166
     10,300      L       Merrill Lynch & Co., Inc.                                   584,525
        400      @@      MLP AG                                                        7,528
      5,250      L       Morgan Stanley                                              290,220
      2,350              New Century Financial Corp.                                  89,418
                                                                              --------------
                                                                                   4,717,623
                                                                              --------------

                         ELECTRIC: 1.6%
     13,850      @       AES Corp.                                                   122,850
      7,350      L       Centerpoint Energy, Inc.                                     71,295
        700      @@      Chubu Electric Power Co., Inc.                               14,029
      4,300              Constellation Energy Group, Inc.                            161,852
      5,100              DPL, Inc.                                                    98,634
        500      @@      E.ON AG                                                      28,229
      8,200      @       Edison Intl.                                                167,444
      1,200      @@      Enel S.p.A.                                                   7,667
      5,450              Exelon Corp.                                                336,920
      3,425              Great Plains Energy, Inc.                                   108,675
      2,475      @@      National Grid Transco PLC                                    16,728
      3,500      L       Southern Co.                                                102,445
      7,500              TXU Corp.                                                   166,050
      9,900              Xcel Energy, Inc.                                           165,330
                                                                              --------------
                                                                                   1,568,148
                                                                              --------------

                         ELECTRICAL COMPONENTS AND EQUIPMENT: 0.2%
      1,950              Emerson Electric Co.                                 $      119,028
      2,000      @@      Hitachi Ltd.                                                 11,779
      1,000      @@      Sharp Corp.                                                  14,965
      2,000      @@      Toshiba Corp.                                                 7,378
                                                                              --------------
                                                                                     153,150
                                                                              --------------

                         ELECTRONICS: 0.5%
      2,663      @       Benchmark Electronics, Inc.                                  97,794
      2,950      @       Fisher Scientific Intl.                                     118,797
      5,600      @       Itron, Inc.                                                 107,464
        600      @@      Koninklijke Philips Electronics NV                           17,045
      2,850              Perkinelmer, Inc.                                            48,194
     10,850      @       Sanmina-SCI Corp.                                           132,261
                                                                              --------------
                                                                                     521,555
                                                                              --------------

                         ENGINEERING AND CONSTRUCTION: 0.0%
      1,500      @@      ABB Ltd.                                                      7,356
      6,000      @@      Kajima Corp.                                                 19,120
                                                                              --------------
                                                                                      26,476
                                                                              --------------

                         ENTERTAINMENT: 0.3%
      5,325      @       Alliance Gaming Corp.                                       139,515
      2,275              GTECH Holdings Corp.                                        113,204
      1,300      @@      TABCorp. Holdings Ltd.                                       10,517
                                                                              --------------
                                                                                     263,236
                                                                              --------------

                         FOOD: 0.7%
     11,300              Conagra Foods, Inc.                                         276,850
        600      @@      Foodland Associated Ltd.                                      8,314
        100      @@      Groupe Danone                                                15,583
      7,650              HJ Heinz Co.                                                276,165
        800     @,@@     Koninklijke Ahold NV                                          5,773
        300              Metro AG                                                     12,838
        100      @@      Nestle SA                                                    23,245
      4,800     @,@@     Tesco PLC                                                    20,535
        400      @@      Unilever NV ADR                                              23,998
                                                                              --------------
                                                                                     663,301
                                                                              --------------

                         FOOD SERVICE: 0.0%
      1,900      @@      Compass Group PLC                                            11,421
                                                                              --------------
                                                                                      11,421
                                                                              --------------

                         FOREST PRODUCTS AND PAPER: 0.3%
      2,500      L       International Paper Co.                                      93,025
      5,550      @       Louisiana-Pacific Corp.                                     100,399
      3,000      @@      OJI Paper Co. Ltd.                                           17,504
        900              Plum Creek Timber Co., Inc.                                  23,967
      1,300      @@      Stora Enso OYJ                                               17,500
                                                                              --------------
                                                                                     252,395
                                                                              --------------

                         GAS: 0.1%
      3,850              Oneok, Inc.                                                  76,269
      4,000      @@      Osaka Gas Co. Ltd.                                           10,482
                                                                              --------------
                                                                                      86,751
                                                                              --------------

                         HAND/MACHINE TOOLS: 0.1%
        100      @@      Nidec Corp.                                                   9,925
        200      @@      Schneider Electric SA                                        12,323
        100      @@      SMC Corp.                                                    11,925
      1,500              Snap-On, Inc.                                                45,029
                                                                              --------------
                                                                                      79,202
                                                                              --------------

                 See Accompanying Notes to Financial Statements

ING
Strategic
Allocation Balanced
Fund                            PORTFOLIO OF INVESTMENTS as of November 30, 2003
                                (Unaudited) (Continued)

SHARES                                                                            VALUE
--------------------------------------------------------------------------------------------
                         HEALTHCARE-PRODUCTS: 1.8%
     11,800      @       Boston Scientific Corp.                              $      423,502
      5,700              Guidant Corp.                                               323,589
     14,200              Johnson & Johnson                                           699,918
      3,250      @       Respironics, Inc.                                           147,875
      4,400              Ventas, Inc.                                                 88,088
                                                                              --------------
                                                                                   1,682,972
                                                                              --------------

                         HEALTHCARE-SERVICES: 1.6%
      3,550     @,L      Anthem, Inc.                                                256,026
      6,075      @       Humana, Inc.                                                135,655
      1,025      @       Mid Atlantic Medical Services                                62,935
      2,975              Oxford Health Plans                                         130,365
      3,250      @       Pacificare Health Systems                                   211,608
      8,250      L       UnitedHealth Group, Inc.                                    444,674
      3,150      @       WellPoint Health Networks                                   294,493
                                                                              --------------
                                                                                   1,535,756
                                                                              --------------

                         HOLDING COMPANIES-DIVERSIFIED: 0.0%
      2,000     @@       Hutchison Whampoa Ltd.                                       14,614
                                                                              --------------
                                                                                      14,614
                                                                              --------------

                         HOME BUILDERS: 0.2%
      1,650      @       Meritage Corp.                                              104,198
        225     @,L      NVR, Inc.                                                   110,475
                                                                              --------------
                                                                                     214,673
                                                                              --------------

                         HOME FURNISHINGS: 0.3%
        900              Harman Intl. Industries, Inc.                               122,643
      2,000     @@       Matsushita Electric Industrial
                           Co. Ltd.                                                   25,767
        500     @@       Sony Corp.                                                   17,348
      1,600              Whirlpool Corp.                                             109,312
                                                                              --------------
                                                                                     275,070
                                                                              --------------

                         HOUSEHOLD PRODUCTS/WARES: 0.3%
      1,350     @,L      American Greetings                                           28,512
      3,350              Fortune Brands, Inc.                                        228,872
                                                                              --------------
                                                                                     257,384
                                                                              --------------

                         INSURANCE: 2.8%
      6,750     @@       ACE Ltd.                                                    246,038
      1,564     @@       Aegon NV                                                     20,866
     12,500              American Intl. Group                                        724,374
      2,600     @@       AMP Ltd.                                                     11,194
        700     @@       Assicurazioni Generali S.p.A.                                17,487
        600     @@       AXA                                                          11,529
      4,100              Chubb Corp.                                                 268,345
      3,450              Cigna Corp.                                                 185,093
      6,725              Fidelity National Financial, Inc.                           237,594
      5,925              First American Corp.                                        175,380
      2,700              Landamerica Financial Group, Inc.                           138,780
      4,200              Lincoln National Corp.                                      164,682
          2     @@       Millea Holdings, Inc.                                        21,549
      9,100      L       Prudential Financial, Inc.                                  355,900
      2,700     @@       Prudential PLC                                               20,722
        310     @@       Swiss Reinsurance                                            19,256
        166     @@       Zurich Financial Services AG                                 21,380
                                                                              --------------
                                                                                   2,640,169
                                                                              --------------

                         INTERNET: 0.8%
      6,950      @       Autobytel, Inc.                                              67,137
     14,050      @       Earthlink, Inc.                                             134,880
      3,050      @       eBay, Inc.                                                  170,342
      2,350      @       Gric Communications, Inc.                                    14,594
      3,025      @       Net2Phone, Inc.                                      $       19,058
      7,175      @       RSA Security, Inc.                                          105,473
      6,500     @,L      Symantec Corp.                                              213,394
                                                                              --------------
                                                                                     724,878
                                                                              --------------

                         IRON/STEEL: 0.0%
      1,000     @@       Arcelor                                                      16,219
        600     @@       JFE Holdings, Inc.                                           14,052
                                                                              --------------
                                                                                      30,271
                                                                              --------------

                         LODGING: 0.1%
        300     @@       Accor                                                        12,586
      2,500      @       Starwood Hotels & Resorts
                           Worldwide, Inc.                                            86,175
                                                                              --------------
                                                                                      98,761
                                                                              --------------

                         MACHINERY-CONSTRUCTION AND MINING: 0.1%
      1,600              Caterpillar, Inc.                                           121,680
                                                                              --------------
                                                                                     121,680
                                                                              --------------

                         MACHINERY-DIVERSIFIED: 0.7%
      2,800     @@       Alstom                                                        5,773
      1,500              Briggs & Stratton                                           101,250
      2,250              Cummins, Inc.                                               104,513
      4,850              Deere & Co.                                                 296,965
      4,150              Rockwell Automation, Inc.                                   137,987
      1,175              Tecumseh Products Co.                                        48,363
                                                                              --------------
                                                                                     694,851
                                                                              --------------

                         MEDIA: 1.3%
     10,400     @,L      Comcast Corp.                                               326,352
      3,900              McGraw-Hill Cos., Inc.                                      267,150
      2,000     @@       Reed Elsevier PLC                                            16,476
      2,500     @@       Seven Network Ltd.                                            9,552
     21,050      @       Time Warner, Inc.                                           342,693
        600    @,@@      Vivendi Universal SA                                         13,773
      9,450      L       Walt Disney Co.                                             218,201
                                                                              --------------
                                                                                   1,194,197
                                                                              --------------

                         METAL FABRICATE/HARDWARE: 0.1%
      3,225              Quanex Corp.                                                127,484
                                                                              --------------
                                                                                     127,484
                                                                              --------------

                         MINING: 0.3%
      4,400      @       Alcoa, Inc.                                                 144,364
        700     @@       Anglo American PLC                                           14,748
      2,600     @@       BHP Billiton Ltd.                                            21,203
      2,100              Newmont Mining Corp.                                        101,094
                                                                              --------------
                                                                                     281,409
                                                                              --------------

                         MISCELLANEOUS MANUFACTURING: 2.8%
      8,100     @,L      3M Co.                                                      640,224
      3,200              Danaher Corp.                                               266,240
     47,950              General Electric Co.                                      1,374,727
      4,100              Honeywell Intl., Inc.                                       121,729
     24,000              Invensys PLC                                                  8,255
      1,000     @@       Olympus Corp.                                                21,412
        500     @@       Siemens AG                                                   36,470
      9,400    @@,L      Tyco Intl. Ltd.                                             215,730
                                                                              --------------
                                                                                   2,684,787
                                                                              --------------

                         OFFICE/BUSINESS EQUIPMENT: 0.2%
      5,650              Pitney Bowes, Inc.                                          224,588
                                                                              --------------
                                                                                     224,588
                                                                              --------------

                 See Accompanying Notes to Financial Statements

ING
Strategic
Allocation Balanced
Fund                            PORTFOLIO OF INVESTMENTS as of November 30, 2003
                                (Unaudited) (Continued)

SHARES                                                                            VALUE
--------------------------------------------------------------------------------------------
                         OIL AND GAS: 4.0%
      9,930     @@       BP PLC                                               $       69,294
      9,800              ChevronTexaco Corp.                                         735,979
      8,550              ConocoPhillips                                              485,126
      4,900              Devon Energy Corp.                                          241,864
      1,800     @@       ENI-Ente Nazionale
                           Idrocarburi S.p.A.                                         30,682
     29,850              Exxon Mobil Corp.                                         1,079,674
      3,625      @       Houston Exploration Co.                                     123,649
      6,750              Marathon Oil Corp.                                          199,868
      4,525      @       Newfield Exploration Co.                                    185,073
      7,500              Occidental Petroleum Corp.                                  275,100
      3,950              Pogo Producing Co.                                          172,023
      1,300     @@       Royal Dutch Petroleum Co.                                    58,405
      2,050              Sunoco, Inc.                                                 98,421
        250     @@       Total SA                                                     40,396
                                                                              --------------
                                                                                   3,795,554
                                                                              --------------

                         OIL AND GAS SERVICES: 0.0%
      2,775      @       Veritas DGC, Inc.                                            25,003
                                                                              --------------
                                                                                      25,003
                                                                              --------------

                         PACKAGING AND CONTAINERS: 0.2%
      1,800     @@       Amcor Ltd.                                                   10,758
      5,275      @       Owens-Illinois, Inc.                                         59,502
      2,000      @       Sealed Air Corp.                                            105,540
                                                                              --------------
                                                                                     175,800
                                                                              --------------

                         PHARMACEUTICALS: 3.1%
      7,800              Abbott Laboratories                                         344,760
        600     @@       Astrazeneca PLC                                              27,232
        400     @@       Aventis SA                                                   23,087
      2,975     @,L      CV Therapeutics, Inc.                                        53,461
      5,600              Eli Lilly & Co.                                             383,936
      1,100    @@,L      GlaxoSmithKline PLC                                          50,468
     11,250              Merck & Co., Inc.                                           456,750
        840     @@       Novartis AG                                                  35,478
      5,250     @,L      NPS Pharmaceuticals, Inc.                                   158,445
      1,900     @,L      Onyx Pharmaceuticals, Inc.                                   54,682
     40,200              Pfizer, Inc.                                              1,348,709
        390     @@       Roche Holding AG                                             35,146
      1,000     @@       Shionogi & Co. Ltd.                                          16,536
        600     @@       Yamanouchi Pharmaceutical
                           Co. Ltd.                                                   17,257
                                                                              --------------
                                                                                   3,005,947
                                                                              --------------

                         PIPELINES: 0.1%
     11,550              Williams Cos., Inc.                                         108,339
                                                                              --------------
                                                                                     108,339
                                                                              --------------

                         REAL ESTATE: 0.2%
      3,000     @@       Cheung Kong Holdings Ltd.                                    23,660
      3,750              LNR Property Corp.                                          165,937
                                                                              --------------
                                                                                     189,597
                                                                              --------------

                         REITs: 4.9%
      5,000              Acadia Realty Trust                                          60,350
      1,400              Alexandria Real Estate
                           Equities, Inc.                                             78,540
      2,000              AMB Property Corp.                                           62,920
      6,300              American Financial Realty Trust                             107,100
      1,100              American Land Lease, Inc.                                    21,857
      3,100              Apartment Investment &
                           Management Co.                                            105,555
      4,272              Archstone-Smith Trust                                $      117,395
      2,100              Arden Realty, Inc.                                           61,362
      1,700              Bedford Property Investors                                   47,685
      3,000              Boston Properties, Inc.                                     138,750
      1,100              BRE Properties                                               37,180
      1,300      L       Capital Automotive Reit                                      41,425
      2,600              Carramerica Realty Corp.                                     75,608
      2,100              CBL & Associates Properties, Inc.                           118,125
      1,200              Centerpoint Properties Trust                                 85,980
      5,550              Chelsea Property Group, Inc.                                299,699
      1,600      L       Colonial Properties Trust                                    61,600
      2,100              Commercial Net Lease Realty                                  37,590
      4,100              Corporate Office Properties
                           Trust Sbi MD                                               84,829
      5,400              Crescent Real Estate EQT Co.                                 85,590
      1,500              Developers Diversified Realty Corp.                          47,265
      7,287              Equity Office Properties Trust                              202,069
        800              Equity One, Inc.                                             13,720
      4,106              Equity Residential                                          120,552
        400      L       Essex Property Trust, Inc.                                   25,580
      2,400              Felcor Lodging Trust, Inc.                                   25,368
      2,400              General Growth Properties, Inc.                             193,440
      2,800              Glenborough Realty Trust, Inc.                               55,020
      2,300              Hospitality Properties Trust                                 90,965
      6,100     @,L      Host Marriott Corp.                                          68,015
      2,800              Istar Financial, Inc.                                       109,284
      2,100              Kilroy Realty Corp.                                          65,247
      3,625              Kimco Realty Corp.                                          159,500
      2,500              Mack-Cali Realty Corp.                                       99,750
      2,150              Meristar Hospitality Corp.                                   13,330
      2,900              National Health Investors, Inc.                              67,744
      3,900              New Plan Excel Realty Trust                                  95,355
      2,100              Newcastle Investment Corp.                                   51,450
      1,100              Pan Pacific Retail Properties, Inc.                          51,095
      1,800              Pennsylvania Real Estate
                           Investment Trust                                           62,100
      4,000              Prologis                                                    122,000
      3,100              PS Business Parks, Inc.                                     120,900
      1,050              Public Storage, Inc.                                         46,620
      1,100              Ramco-Gershenson Properties                                  28,655
      2,900      L       Reckson Associates Realty Corp.                              69,600
      4,800              Regency Centers Corp.                                       189,600
      2,000              Rouse Co.                                                    91,980
      5,100              Simon Property Group, Inc.                                  241,994
      1,300              SL Green Realty Corp.                                        48,568
      1,600              Sovran Self Storage, Inc.                                    55,248
      1,050              Sun Communities, Inc.                                        39,407
      3,700              United Dominion Realty Trust, Inc.                           68,265
      3,600              Vornado Realty Trust                                        196,956
                                                                              --------------
                                                                                   4,665,782
                                                                              --------------

                         RETAIL: 6.1%
      6,350      @       Bed Bath & Beyond, Inc.                                     268,224
      5,450              Best Buy Co., Inc.                                          337,900
      3,850              Claire's Stores, Inc.                                       178,640
      7,900              CVS Corp.                                                   295,934
      4,100              Federated Department Stores                                 201,269
     15,200      L       Gap, Inc.                                                   326,800
     21,350              Home Depot, Inc.                                            784,825
      1,000     @@       Ito-Yokado Co. Ltd.                                          33,236

                 See Accompanying Notes to Financial Statements

ING
Strategic
Allocation Balanced
Fund                            PORTFOLIO OF INVESTMENTS as of November 30, 2003
                                (Unaudited) (Continued)

SHARES                                                                            VALUE
--------------------------------------------------------------------------------------------
                         RETAIL (CONTINUED)
        525     @,L      Krispy Kreme Doughnuts, Inc.                         $       21,719
      3,700      L       Lowe's Cos., Inc.                                           215,710
     17,500              McDonald's Corp.                                            448,525
      1,500      @       Movie Gallery, Inc.                                          26,535
        100     @@       Pinault-Printemps-Redoute                                     9,805
      4,100              RadioShack Corp.                                            127,715
      4,925      @       Shopko Stores, Inc.                                          82,001
      9,950      @       Staples, Inc.                                               270,143
      8,450      @       Starbucks Corp.                                             270,992
      2,625              United Auto Group, Inc.                                      64,838
     21,000              Wal-Mart Stores, Inc.                                     1,168,439
     13,000      L       Walgreen Co.                                                478,530
      2,450              Wendy's Intl., Inc.                                          95,134
                                                                              --------------
                                                                                   5,706,914
                                                                              --------------

                         SAVINGS AND LOANS: 0.5%
      7,875              Bankatlantic BanCorp., Inc.                                 149,389
      2,550      @       Firstfed Financial Corp.                                    119,850
      7,975      L       Flagstar Bancorp, Inc.                                      176,487
                                                                              --------------
                                                                                     445,726
                                                                              --------------

                         SEMICONDUCTORS: 3.8%
      9,600     @,L      Altera Corp.                                                243,168
     21,100      @       Applied Materials, Inc.                                     512,730
     33,725      @       Applied Micro Circuits Corp.                                217,864
        600    @,@@      ASML Holding NV                                              11,335
     12,950      @       Cirrus Logic, Inc.                                          111,370
        500     @@       Infineon Technologies AG                                      7,102
     47,950              Intel Corp.                                               1,602,968
     15,650     @,L      LSI Logic Corp.                                             146,641
      6,050              Maxim Integrated Products                                   315,084
      7,525      @       Mindspeed Technologies, Inc.                                 50,342
      3,750     @,L      PMC - Sierra, Inc.                                           76,388
        100     @@       Rohm Co. Ltd.                                                11,696
     12,325      @       Silicon Image, Inc.                                          91,205
      7,100              Texas Instruments, Inc.                                     211,296
                                                                              --------------
                                                                                   3,609,189
                                                                              --------------

                         SOFTWARE: 3.1%
      5,000      L       Adobe Systems, Inc.                                         206,600
      1,625      @       Avid Technology, Inc.                                        85,930
      4,550      @       BMC Software, Inc.                                           75,667
      3,050      @       Citrix Systems, Inc.                                         73,261
      6,500              IMS Health, Inc.                                            149,695
     51,700      L       Microsoft Corp.                                           1,328,690
     19,500      @       Novell, Inc.                                                185,250
     25,100      @       Oracle Corp.                                                301,451
      3,200     @@       Sage Group PLC                                                9,975
        100     @@       SAP AG                                                       15,391
      9,875      @       Scansoft, Inc.                                               59,250
     12,500      @       Siebel Systems, Inc.                                        164,750
      7,000      @       Veritas Software Corp.                                      266,147
                                                                              --------------
                                                                                   2,922,057
                                                                              --------------

                         TELECOMMUNICATIONS: 3.2%
        700    @,@@      Alcatel SA                                                    9,138
      9,800      @       Avaya, Inc.                                                 133,280
      2,450      L       Black Box Corp.                                             107,188
     33,400      @       Cisco Systems, Inc.                                         756,843
      7,200    @,@@      Colt Telecom Group PLC                                       12,104
      4,150      @       Comverse Technology, Inc.                                    79,805
      1,500    @,@@      Deutsche Telekom AG                                          24,741
     10,350              Motorola, Inc.                                              145,314
     19,350     @,L      Nextel Communications, Inc.                                 490,136
      1,600    @@,L      Nokia OYJ ADR                                        $       28,768
         11     @@       NTT Docomo, Inc.                                             23,703
      3,700     @@       Portugal Telecom SGPS SA                                     34,816
      2,575     @,L      PTEK Holdings, Inc.                                          22,454
      4,100     @,L      Safenet, Inc.                                               136,284
      3,350              Scientific-Atlanta, Inc.                                     96,748
      5,850      @       Tellabs, Inc.                                                46,800
      4,675      @       Time Warner Telecom, Inc.                                    49,321
     21,050              Verizon Communications, Inc.                                689,809
     30,707     @@       Vodafone Group PLC                                           70,503
     20,738      @       Zhone Technologies, Inc.                                    114,678
                                                                              --------------
                                                                                   3,072,433
                                                                              --------------

                         TOYS/GAMES/HOBBIES: 0.3%
        800    @,@@      Bandai Co. Ltd.                                              18,115
      4,450              Hasbro, Inc.                                                 98,390
      9,900              Mattel, Inc.                                                200,376
                                                                              --------------
                                                                                     316,881
                                                                              --------------

                         TRANSPORTATION: 0.5%
      3,000     @@       Nippon Yusen Kabushiki Kaisha                                11,751
      6,950      @       OMI Corp.                                                    51,153
      5,250              United Parcel Service, Inc.                                 382,043
                                                                              --------------
                                                                                     444,947
                                                                              --------------
                         WATER: 0.0%
      1,100     @@       Suez SA                                                      19,053
                                                                              --------------
                                                                                      19,053
                                                                              --------------
                         Total Common Stock
                           (Cost $55,343,878)                                     64,761,921
                                                                              --------------

PREFERRED STOCK: 0.3%

                         BANKS: 0.2%
         13      #       DG Funding Trust                                            141,050
                                                                              --------------
                                                                                     141,050
                                                                              --------------

                         OIL AND GAS: 0.1%
      3,880     @@       Nexen, Inc.                                                  98,746
                                                                              --------------
                                                                                      98,746
                                                                              --------------
                         Total Preferred Stock
                           (Cost $238,419)                                           239,796
                                                                              --------------

RIGHTS: 0.0%

                         ENGINEERING AND CONSTRUCTION: 0.0%
      1,500              ABB Ltd.                                                      1,868
                                                                              --------------
                                                                                       1,868
                                                                              --------------

                         FOOD: 0.0%
        800     @,@@     Koninklijke Ahold NV                                            748
                                                                              --------------
                                                                                         748
                                                                              --------------

                         INSURANCE: 0.0%
      2,600     @,X      AMP Ltd.                                                         --
                                                                              --------------
                                                                                          --
                                                                              --------------

                         MACHINERY-DIVERSIFIED: 0.0%
      2,800      @@        Alstom                                                      1,007
                                                                              --------------
                                                                                       1,007
                                                                              --------------
                         Total Rights
                           (Cost $2,920)                                               3,623
                                                                              --------------

                 See Accompanying Notes to Financial Statements

ING
Strategic
Allocation Balanced
Fund                            PORTFOLIO OF INVESTMENTS as of November 30, 2003
                                (Unaudited) (Continued)

SHARES                                                                            VALUE
--------------------------------------------------------------------------------------------
WARRANTS: 0.0%

                         MACHINERY-DIVERSIFIED: 0.0%
      2,800     @,@@     Alstom, Expires 12/10/03                             $        1,510
                                                                              --------------
                         Total Warrants
                           (Cost $1,833)                                               1,510
                                                                              --------------

PRINCIPAL
AMOUNT                                                                            VALUE
--------------------------------------------------------------------------------------------
CORPORATE BONDS: 6.2%

                         AIRLINES: 0.2%
$    73,000      L       American Airlines, Inc.,
                           7.024%, due 10/15/09                                       72,744
     19,095      L       Continental Airlines, Inc.,
                           6.545%, due 08/02/20                                       18,850
     31,179      L       Continental Airlines, Inc.,
                           6.900%, due 07/02/19                                       30,692
     70,236              US Airways Pass Through Trust,
                           6.850%, due 01/30/18                                       66,403
                                                                              --------------
                                                                                     188,689
                                                                              --------------

                         AUTO MANUFACTURERS: 0.2%
     44,000              Ford Motor Co., 6.375%,
                           due 02/01/29                                               36,813
     24,000              Ford Motor Co., 6.625%,
                           due 10/01/28                                               20,770
    125,000      L       General Motors Corp., 8.375%,
                           due 07/15/33                                              136,564
                                                                              --------------
                                                                                     194,147
                                                                              --------------

                         BANKS: 1.3%
     73,000    #,@@      Banco Bradesco SA, 8.750%,
                           due 10/24/13                                               76,285
     47,000              Bank of America Corp., 6.375%,
                           due 02/15/08                                               51,923
     62,000      #       Bank of New York Institutional
                           Capital Trust A, 7.780%,
                           due 12/01/26                                               68,115
      9,000      #       BankAmerica Institutional,
                           Class B, 7.700%, due 12/31/26                              10,052
     25,000              BankBoston Capital Trust III,
                           1.890%, due 06/15/27                                       23,628
      7,000              BankBoston Corp., 1.746%,
                           due 06/08/28                                                6,494
      7,000              Barnett Capital I, 8.060%,
                           due 12/01/26                                                7,932
     11,000              Barnett Capital II, 7.950%,
                           due 12/01/26                                               12,326
      4,000              Chase Capital VI, 1.788%,
                           due 08/01/28                                                3,663
     40,000      #       Corestates Capital Trust II, 1.800%,
                           due 01/15/27                                               37,390
    188,000      #       Dresdner Funding Trust I, 8.151%,
                           due 06/30/31                                              208,817
      7,000              FBS Capital I, 8.090%,
                           due 11/15/26                                                7,911
     33,000              First Union Institutional Capital II,
                           7.850%, due 01/01/27                                       37,267
     99,000    #,@@      HBOS PLC, 5.375%, due 11/29/49                               98,209
     20,000    @@,C      Hongkong & Shanghai
                           Banking Corp. Ltd., 1.313%,
                           due 07/29/49                                               16,354
     20,000    @@,C      HSBC Bank PLC, 1.163%,
                           due 06/29/49                                               16,156
$    65,000    @@,L      HSBC Holdings PLC, 5.250%,
                           due 12/12/12                                       $       66,364
     79,000     @@       HSBC Holdings PLC, 7.500%,
                           due 07/15/09                                               91,925
     49,000              M & T Bank Corp., 3.850%,
                           due 04/01/13                                               48,474
     20,000              Mellon Capital I, 7.720%,
                           due 12/01/26                                               22,132
     40,000    @@,C      National Westminster Bank
                           PLC,1.313%, due 11/29/49                                   33,266
     14,000              Nationsbank Cap Trust III, 1.700%,
                           due 01/15/27                                               13,151
     63,000      #       Rabobank Capital Funding II,
                           5.260%, due 12/29/49                                       63,000
     36,000              RBS Capital Trust I, 4.709%,
                           due 12/29/49                                               33,921
     20,000    @@,C      Societe Generale, 1.309%,
                           due 11/29/49                                               16,257
     10,000    @@,C      Standard Chartered PLC, 1.250%,
                           due 07/29/49                                                7,323
     40,000    @@,C      Standard Chartered PLC, 1.275%,
                           due 01/29/49                                               30,462
     90,000    @@,C      Standard Chartered PLC, 1.400%,
                           due 12/29/49                                               68,064
    110,000    @@,C      Standard Chartered PLC, 1.500%,
                           due 11/29/49                                               82,635
     60,000              Wells Fargo & Co., 3.120%,
                           due 08/15/08                                               58,809
                                                                              --------------
                                                                                   1,318,305
                                                                              --------------

                         BEVERAGES: 0.1%
     24,000   #,@@,L     Coca-Cola HBC Finance BV,
                           5.125%, due 09/17/13                                       23,962
     78,000      #       Miller Brewing Co., 4.250%,
                           due 08/15/08                                               78,507
                                                                              --------------
                                                                                     102,469
                                                                              --------------

                         CHEMICALS: 0.0%
     18,000      L       Dow Chemical Co., 5.750%,
                           due 11/15/09                                               19,145
                                                                              --------------
                                                                                      19,145
                                                                              --------------

                         DIVERSIFIED FINANCIAL SERVICES: 1.0%
     69,000              Boeing Capital Corp., 7.375%,
                           due 09/27/10                                               79,113
    102,000   X,#,@@     Brazilian Merchant Voucher
                           Receivables Ltd., 5.911%,
                           due 06/15/11                                              100,725
     20,000              CitiCorp Capital I, 7.933%,
                           due 02/15/27                                               23,018
     11,000              Citigroup Capital II, 7.750%,
                           due 12/01/36                                               12,372
    158,000      #       Corestates Capital Trust I, 8.000%,
                           due 12/15/26                                              178,956
     80,000              Countrywide Home Loans, Inc.,
                           4.250%, due 12/19/07                                       81,560
     95,000     #,L      Farmers Exchange Capital, 7.050%,
                           due 07/15/28                                               85,863
     26,000      L       Ford Motor Credit Co., 5.625%,
                           due 10/01/08                                               25,960
     35,000              Ford Motor Credit Co., 7.375%,
                           due 10/28/09                                               37,071
     56,000      L       Lehman Brothers Holdings, Inc.,
                           3.500%, due 08/07/08                                       55,121

                 See Accompanying Notes to Financial Statements

ING
Strategic
Allocation Balanced
Fund                            PORTFOLIO OF INVESTMENTS as of November 30, 2003
                                (Unaudited) (Continued)

PRINCIPAL
AMOUNT                                                                            VALUE
--------------------------------------------------------------------------------------------
                         DIVERSIFIED FINANCIAL SERVICES (CONTINUED)
$   118,000    XX,#      Mangrove Bay Pass-Through Trust,
                           6.102%, due 07/15/33                               $      116,858
     66,000              MassMutual Global Funding II,
                           2.550%, due 07/15/08                                       62,684
     57,000      #       OneAmerica Financial Partners,
                           Inc., 7.000%, due 10/15/33                                 56,253
     60,000    #,@@      PF Export Receivables Master
                           Trust, 3.748%, due 06/01/13                                58,153
     53,600    #,@@      PF Export Receivables Master
                           Trust, 6.436%, due 06/01/15                                53,595
                                                                              --------------
                                                                                   1,027,302
                                                                              --------------

                         ELECTRIC: 0.3%
     85,000      #       Consumers Energy Co., 4.800%,
                           due 02/17/09                                               86,172
     33,000              Nisource Finance Corp., 7.625%,
                           due 11/15/05                                               36,062
     74,000      #       Ohio Edison Co., 4.000%,
                           due 05/01/08                                               72,741
    107,000              Ohio Power Co., 6.375%,
                           due 07/15/33                                              108,475
     50,000              Oncor Electric Delivery Co.,
                           6.375%, due 01/15/15                                       53,966
     16,000      #       Power Contract Financing LLC,
                           5.200%, due 02/01/06                                       16,219
     17,000      #       Power Contract Financing LLC,
                           6.256%, due 02/01/10                                       17,096
                                                                              --------------
                                                                                     390,731
                                                                              --------------

                         FOOD: 0.4%
     26,000      L       Kroger Co., 5.500%, due 02/01/13                             26,381
     35,000              Kroger Co., 7.250%, due 06/01/09                             39,727
     65,000              Safeway, Inc., 4.800%,
                           due 07/16/07                                               67,248
     95,000              Supervalu, Inc., 7.875%,
                           due 08/01/09                                              110,343
     89,000              Tyson Foods, Inc., 7.250%,
                           due 10/01/06                                               97,459
                                                                              --------------
                                                                                     341,158
                                                                              --------------

                         FOREST PRODUCTS AND PAPER: 0.1%
     61,000              Weyerhaeuser Co., 7.375%,
                           due 03/15/32                                               65,307
                                                                              --------------
                                                                                      65,307
                                                                              --------------

                         INSURANCE: 0.3%
     78,000      #       Farmers Insurance Exchange,
                           8.625%, due 05/01/24                                       80,574
     53,000      #       Monumental Global Funding II,
                           3.850%, due 03/03/08                                       53,207
     94,000     #,L      Zurich Capital Trust I, 8.376%,
                           due 06/01/37                                              107,558
                                                                              --------------
                                                                                     241,339
                                                                              --------------

                         MEDIA: 0.2%
     27,000      L       AOL Time Warner, Inc., 6.875%,
                           due 05/01/12                                               30,083
     42,000      L       Comcast Cable Communications,
                           7.125%, due 06/15/13                                       47,436
     94,000      L       Comcast Corp., 5.300%,
                           due 01/15/14                                               92,966
     37,000              Time Warner, Inc., 6.950%,
                           due 01/15/28                                               39,071
                                                                              --------------
                                                                                     209,556
                                                                              --------------

                         MINING: 0.1%
$    49,000     @@       Corp Nacional del Cobre de
                           Chile - CODELCO, 5.500%,
                           due 10/15/13                                       $       49,547
                                                                              --------------
                                                                                      49,547
                                                                              --------------

                         MISCELLANEOUS MANUFACTURING: 0.1%
     90,000      L       General Electric Co., 5.000%,
                           due 02/01/13                                               90,493
                                                                              --------------
                                                                                      90,493
                                                                              --------------

                         MULTI-NATIONAL: 0.2%
     78,000     @@       Corp Andina de Fomento CAF,
                           5.200%, due 05/21/13                                       77,615
     74,000    @@,L      Corp Andina de Fomento CAF,
                           6.875%, due 03/15/12                                       82,431
                                                                              --------------
                                                                                     160,046
                                                                              --------------

                         OIL AND GAS: 0.4%
     60,000              Amerada Hess Corp., 5.900%,
                           due 08/15/06                                               64,309
     76,000      L       Enterprise Products Partners LP,
                           6.875%, due 03/01/33                                       79,137
    100,000              Pemex Project Funding Master
                           Trust, 7.375%, due 12/15/14                               105,500
     38,000              Valero Energy Corp., 6.125%,
                           due 04/15/07                                               40,893
     41,000              Valero Energy Corp., 8.750%,
                           due 06/15/30                                               50,145
                                                                              --------------
                                                                                     339,984
                                                                              --------------

                         PACKAGING AND CONTAINERS: 0.2%
     69,000     #,L      Sealed Air Corp., 5.625%,
                           due 07/15/13                                               70,070
     84,000      #       Sealed Air Corp., 6.950%,
                           due 05/15/09                                               93,791
                                                                              --------------
                                                                                     163,861
                                                                              --------------

                         REAL ESTATE: 0.2%
     72,000              EOP Operating LP, 7.750%,
                           due 11/15/07                                               82,253
     86,000              Liberty Property LP, 7.750%,
                           due 04/15/09                                               99,981
                                                                              --------------
                                                                                     182,234
                                                                              --------------

                         REITs: 0.2%
     20,000              Liberty Property Trust, 6.375%,
                           due 08/15/12                                               21,480
     30,000              Simon Property Group LP,
                           4.875%, due 03/18/10                                       30,342
     91,000              Simon Property Group LP,
                           7.375%, due 01/20/06                                       99,800
                                                                              --------------
                                                                                     151,622
                                                                              --------------

                         SAVINGS AND LOANS: 0.1%
     80,000              Washington Mutual, Inc.,
                           4.375%, due 01/15/08                                       81,903
                                                                              --------------
                                                                                      81,903
                                                                              --------------

                         TELECOMMUNICATIONS: 0.6%
    165,000      L       AT&T Corp., 7.800%,
                           due 11/15/11                                              187,674

                 See Accompanying Notes to Financial Statements

ING
Strategic
Allocation Balanced
Fund                            PORTFOLIO OF INVESTMENTS as of November 30, 2003
                                (Unaudited) (Continued)

PRINCIPAL
AMOUNT                                                                            VALUE
--------------------------------------------------------------------------------------------
                         TELECOMMUNICATIONS (CONTINUED)
$    68,000      L       AT&T Wireless Services, Inc.,
                           8.125%, due 05/01/12                               $       77,758
     80,000              Sprint Capital Corp., 6.000%,
                           due 01/15/07                                               84,532
     92,000              Sprint Capital Corp., 6.875%,
                           due 11/15/28                                               86,961
    111,000              Verizon Florida, Inc., 6.125%,
                           due 01/15/13                                              118,522
     70,000      L       Verizon Virginia, Inc., 4.625%,
                           due 03/15/13                                               66,951
                                                                              --------------
                                                                                     622,398
                                                                              --------------
                         Total Corporate Bonds
                           (Cost $5,819,115)                                       5,940,236
                                                                              --------------

U.S. GOVERNMENT AGENCY OBLIGATIONS: 13.7%

                         FEDERAL HOME LOAN BANK: 0.4%
    390,000      L       2.500%, due 12/15/05                                        392,056
                                                                              --------------
                                                                                     392,056
                                                                              --------------

                         FEDERAL HOME LOAN MORTGAGE
                           CORPORATION: 3.1%
    265,000      L       2.875%, due 09/15/05                                        268,844
    473,000              4.500%, due 12/31/49 TBA                                    484,973
    265,000              5.875%, due 03/21/11                                        284,160
    186,000              6.000%, due 01/15/28                                        193,273
     41,067              6.000%, due 06/01/28                                         42,310
    102,655              6.000%, due 01/01/29                                        105,763
    100,000              6.000%, due 12/15/33                                        102,781
  1,038,000              6.500%, due 12/15/33 TBA                                  1,083,412
    184,148              7.000%, due 11/01/31                                        194,261
    164,894              7.000%, due 03/01/32                                        174,039
     52,053              7.500%, due 12/01/11                                         55,481
                                                                              --------------
                                                                                   2,989,297
                                                                              --------------

                         FEDERAL NATIONAL MORTGAGE
                           ASSOCIATION: 9.4%
    955,000              0.000%, due 12/01/33 TBA                                    961,267
    285,000      L       2.375%, due 04/13/06                                        283,208
    270,000              3.500%, due 01/28/08                                        268,286
    265,000              4.000%, due 09/02/08                                        266,472
    540,000      L       4.375%, due 10/15/06                                        564,724
    275,000      L       4.375%, due 03/15/13                                        269,430
    100,000              4.500%, due 12/15/18 TBA                                     99,313
    800,000              5.000%, due 12/01/17 TBA                                    810,500
  1,089,000              5.000%, due 12/01/33 TBA                                  1,069,261
    530,000      L       5.250%, due 04/15/07                                        568,015
    244,541              5.500%, due 02/01/18                                        252,139
    377,054              6.000%, due 08/01/16                                        393,991
  1,335,000              6.000%, due 12/15/33 TBA                                  1,371,712
     75,404              6.500%, due 02/01/28                                         78,751
    129,882              6.500%, due 02/01/31                                        135,483
    325,000              6.500%, due 10/01/32                                        339,006
     50,000              6.500%, due 11/25/33                                         52,133
    265,272              7.000%, due 02/01/31                                        280,006
    350,035              7.000%, due 08/01/31                                        369,467
    100,000              7.000%, due 10/01/31 TBA                                    105,551
    200,000              7.000%, due 07/01/32                                        211,103
     34,098              7.500%, due 07/01/11                                         36,458
    125,231              7.500%, due 09/01/31                                        133,657
                                                                              --------------
                                                                                   8,919,933
                                                                              --------------

                         GOVERNMENT NATIONAL MORTGAGE
                           ASSOCIATION: 0.8%
$    95,000              6.000%, due 12/01/33 TBA                             $       98,266
    168,725              6.500%, due 10/15/31                                        177,534
     95,861              6.500%, due 01/15/32                                        100,813
     62,105              7.000%, due 01/15/28                                         66,138
    167,314              7.000%, due 05/15/31                                        178,022
     90,434              7.000%, due 06/15/31                                         96,252
     52,582              8.000%, due 07/15/24                                         57,294
                                                                              --------------
                                                                                     774,319
                                                                              --------------
                         Total U.S. Government Agency
                           Obligations
                           (Cost $13,006,304)                                     13,075,605
                                                                              --------------

U.S. TREASURY OBLIGATIONS: 5.6%

                         U.S. TREASURY BONDS: 1.0%
    458,000      L       5.375%, due 02/15/31                                        474,674
    425,000              6.250%, due 08/15/23                                        480,301
                                                                              --------------
                                                                                     954,975
                                                                              --------------

                         U.S. TREASURY NOTES: 4.6%
    446,000      L       1.625%, due 10/31/05                                        443,108
     82,000      L       2.625%, due 11/15/06                                         82,234
  2,420,000      L       3.000%, due 01/31/04                                      2,428,697
    450,000      L       3.375%, due 11/15/08                                        450,598
    958,000      L       4.250%, due 11/15/13                                        952,762
                                                                              --------------
                                                                                   4,357,399
                                                                              --------------
                         Total U.S. Treasury Obligations
                           (Cost $5,315,770)                                       5,312,374
                                                                              --------------

COLLATERALIZED MORTGAGE OBLIGATIONS AND ASSET BACKED SECURITIES: 3.6%

                         AUTOMOBILE: 0.1%
    133,000              USAA Auto Owner Trust, 2.040%,
                           due 02/16/10                                              130,785
                                                                              --------------
                                                                                     130,785
                                                                              --------------

                         COMMERCIAL MORTGAGE: 1.6%
    482,000              CS First Boston Mortgage
                           Securities Corp., 3.861%,
                           due 03/15/36                                              480,822
      3,000              CS First Boston Mortgage
                           Securities Corp., 7.808%,
                           due 04/14/62                                                3,521
    185,000              DLJ Commercial Mortgage Corp.,
                           6.240%, due 11/12/31                                      203,060
    445,000              DLJ Commercial Mortgage Corp.,
                           7.300%, due 06/10/32                                      512,751
     83,000              GE Capital Commercial
                           Mortgage Corp., 5.994%,
                           due 12/10/35                                               90,146
     80,000              GMAC Commercial Mortgage
                           Securities, Inc., 6.700%,
                           due 04/15/34                                               90,037
     52,000      L       JP Morgan Chase Commercial
                           Mortgage Securities Corp.,
                           5.161%, due 10/12/37                                       53,173
    155,000      L       Wachovia Bank Commercial
                           Mortgage Trust, 3.989%,
                           due 06/15/35                                              144,896
                                                                              --------------
                                                                                   1,578,406
                                                                              --------------

                 See Accompanying Notes to Financial Statements

ING
Strategic
Allocation Balanced
Fund                            PORTFOLIO OF INVESTMENTS as of November 30, 2003
                                (Unaudited) (Continued)

PRINCIPAL
AMOUNT                                                                            VALUE
--------------------------------------------------------------------------------------------
                         CREDIT CARD ASSET: 0.5%
$    50,000              Bank One Issuance Trust, 4.540%,
                           due 09/15/10                                       $       50,793
     47,000              Capital One Master Trust,
                           4.900%, due 03/15/10                                       49,363
    145,000      L       Chemical Master Credit Card
                           Trust 1, 7.090%, due 02/15/09                             158,462
    160,000              Citibank Credit Card Issuance
                           Trust, 5.650%, due 06/16/08                               171,554
                                                                              --------------
                                                                                     430,172
                                                                              --------------

                         OTHER ASSET BACKED SECURITIES: 0.2%
    153,000              Chase Funding Mortgage Loan,
                           2.734%, due 09/25/24                                      151,273
     87,000              Chase Funding Mortgage Loan,
                           4.045%, due 05/25/33                                       85,651
                                                                              --------------
                                                                                     236,924
                                                                              --------------

                         WHOLE LOAN COLLATERALIZED MORTGAGE: 1.0%
    307,103              Bank of America Mortgage
                           Securities, 4.413%,
                           due 03/25/33                                              305,134
     65,720     XX       Bank of America Mortgage
                           Securities, 5.500%,
                           due 11/25/33                                               64,898
    271,000              CS First Boston Mortgage
                           Securities Corp., 4.187%,
                           due 10/25/33                                              268,940
    271,309              Washington Mutual, 5.000%,
                           due 06/25/18                                              275,079
                                                                              --------------
                                                                                     914,051
                                                                              --------------

                         WHOLE LOAN COLLATERALIZED PLANNED
                           AMORTIZATION CLASS: 0.2%
    168,000              Residential Funding Securities
                           Corp., 4.750%, due 02/25/33                               168,164
                                                                              --------------
                                                                                     168,164
                                                                              --------------
                         Total Collateralized Mortgage
                           Obligations and Asset Backed
                           Securities
                           (Cost $3,507,610)                                       3,458,502
                                                                              --------------

OTHER BONDS: 0.1%

                         SOVEREIGN: 0.1%
     43,000     @@       Mexico Government Intl. Bond,
                           4.625%, due 10/08/08                                       43,172
     67,000     @@       Mexico Government Intl. Bond,
                           6.625%, due 03/03/15                                       68,843
                                                                              --------------
                         Total Other Bonds
                           (Cost $107,815)                                           112,015
                                                                              --------------
                         Total Long-Term Investments
                           (Cost $83,343,664)                                     92,905,582
                                                                              --------------

SHORT-TERM INVESTMENTS: 9.0%

                         COMMERCIAL PAPER: 5.3%
    900,000              Concord Minuteman Cap B,
                           1.150%, due 12/16/04                                      900,000
    500,000              Crown Point Capital Co., 0.000%,
                           due 01/07/04                                              499,375
    900,000              Crown Point Capital Co., 0.000%,
                           due 01/12/04                                              898,875
    500,000              Park Avenue Receivable, 0.000%,
                           due 12/08/03                                              500,000
$   500,000              Preferred Receivable Funding,
                           0.000%, due 12/03/03                               $      500,000
    900,000              Preferred Receivable Funding,
                           0.000%, due 12/12/03                                      900,000
    900,000              Thunder Bay, .000%, due
                           01/14/04                                                  898,875
                                                                              --------------
                                                                                   5,097,125
                                                                              --------------

                 REPURCHASE AGREEMENT: 3.7%
 3,524,000       Deutsche Repurchase Agreement
                   dated 11/28/03, 1.060%, due 12/01/03, $3,524,311
                   to be received upon repurchase (Collateralized
                   by $3,625,000 Federal National Mortgage
                   Association, 3.375%, Market Value $3,595,012,
                   due 02/21/2013)                                                 3,524,000
                                                                              --------------
                                                                                   3,524,000
                                                                              --------------
                 Total Short-term Investments
                   (Cost $8,620,665)                                               8,621,125
                                                                              --------------
                 TOTAL INVESTMENTS IN SECURITIES
                   (COST $91,964,329)*                      106.3%          $  101,526,707
                 OTHER ASSETS AND
                   LIABILITIES-NET                           (6.3)              (6,035,332)
                                                            -----           --------------
                 NET ASSETS                                 100.0%          $   95,491,375
                                                            =====           ==============

@    Non-income producing security
@@   Foreign Issuer
# Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds' Board of Directors
PLC  Public Limited Company
TBA  To be announced
L Loaned security, a portion or all of the security is on loan at November 30, 2003
S Segregated securities for futures, when-issued or delayed delivery securities held at November 30, 2003
X Fair value determined by ING Funds Pricing Committee appointed by the Funds' Board of Directors.
XX Value of Securities obtained from one or more dealers making markets in the securities which have been adjusted based on the Fund's valuation procedures
C    Bond may be called prior to maturity date.
* Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized appreciation consists of:

              Gross Unrealized Appreciation       $ 10,077,730
              Gross Unrealized Depreciation           (515,352)
                                                  ------------
              Net Unrealized Appreciation         $  9,562,978
                                                  ============

               See Accompanying Notes to Financial Statements

ING
Strategic
Allocation Income
Fund                PORTFOLIO OF INVESTMENTS as of November 30, 2003 (Unaudited)

SHARES                                                                            VALUE
--------------------------------------------------------------------------------------------
COMMON STOCK: 47.7%

                         ADVERTISING: 0.2%
      1,380      L       Omnicom Group                                        $      109,931
                                                                              --------------
                                                                                     109,931
                                                                              --------------

                         AEROSPACE/DEFENSE: 0.4%
      1,600      L       Boeing Co.                                                   61,424
      1,840              Goodrich Corp.                                               50,618
        880              United Technologies Corp.                                    75,416
                                                                              --------------
                                                                                     187,458
                                                                              --------------

                         AGRICULTURE: 0.5%
      3,920      L       Altria Group, Inc.                                          203,840
      2,840              Monsanto Co.                                                 77,021
                                                                              --------------
                                                                                     280,861
                                                                              --------------

                         AIRLINES: 0.2%
      2,475     @,L      Airtran Holdings, Inc.                                       36,531
        900     @,L      Alaska Air Group, Inc.                                       25,884
      1,100      @       Frontier Airlines, Inc.                                      17,798
                                                                              --------------
                                                                                      80,213
                                                                              --------------

                         APPAREL: 0.5%
      1,100              Jones Apparel Group, Inc.                                    37,950
      1,525              Liz Claiborne, Inc.                                          53,390
      1,880              Nike, Inc.                                                  126,430
      1,225      L       Reebok Intl. Ltd.                                            49,294
                                                                              --------------
                                                                                     267,064
                                                                              --------------

                         AUTO MANUFACTURERS: 0.5%
     11,400      L       Ford Motor Co.                                              150,479
      1,020      L       General Motors Corp.                                         43,636
      1,080              Paccar, Inc.                                                 86,627
                                                                              --------------
                                                                                     280,742
                                                                              --------------

                         AUTO PARTS AND EQUIPMENT: 0.1%
      4,980              Delphi Corp.                                                 43,724
      2,025      @       Dura Automotive Systems, Inc.                                20,878
                                                                              --------------
                                                                                      64,602
                                                                              --------------

                         BANKS: 2.5%
      5,160              Bank of America Corp.                                       389,219
      2,140              Bank One Corp.                                               92,790
      2,850              Fremont General Corp.                                        49,818
      2,625              Hibernia Corp.                                               59,981
      2,880              SouthTrust Corp.                                             92,592
      3,600              US Bancorp                                                   99,756
      5,740              Wachovia Corp.                                              262,605
      3,200              Wells Fargo & Co.                                           183,456
        840      L       Zions Bancorporation                                         51,803
                                                                              --------------
                                                                                   1,282,020
                                                                              --------------

                         BEVERAGES: 1.0%
      4,480              Coca-Cola Co.                                               208,320
      6,640              PepsiCo, Inc.                                               319,517
                                                                              --------------
                                                                                     527,837
                                                                              --------------

                         BIOTECHNOLOGY: 0.5%
        400      @       Alexion Pharmaceuticals, Inc.                                 7,500
      2,440      @       Amgen, Inc.                                                 140,324
      2,500      @       Applera Corp - Celera
                           Genomics Group                                             33,925
      1,150      @       Geron Corp.                                                  14,053
      1,575     @,L      Intermune, Inc.                                      $       33,248
        650      @       Invitrogen Corp.                                             44,311
                                                                              --------------
                                                                                     273,361
                                                                              --------------

                         CHEMICALS: 0.3%
      1,760      L       Dow Chemical Co.                                             66,088
      1,340              Engelhard Corp.                                              39,959
        840      @       Hercules, Inc.                                                8,434
        325              Sigma-Aldrich Corp.                                          17,410
                                                                              --------------
                                                                                     131,891
                                                                              --------------

                         COMMERCIAL SERVICES: 0.9%
      6,300      @       Cendant Corp.                                               139,608
        725      @       Corporate Executive Board Co.                                35,235
      1,620              H&R Block, Inc.                                              87,950
      2,150     @,L      Labor Ready, Inc.                                            24,510
      3,000      @       Paychex, Inc.                                               115,410
      2,025      @       Rent-A-Center, Inc.                                          65,792
                                                                              --------------
                                                                                     468,505
                                                                              --------------

                         COMPUTERS: 1.9%
      3,320      @       Apple Computer, Inc.                                         69,454
      4,880      @       Dell, Inc.                                                  168,360
     12,340     @,L      EMC Corp.                                                   169,552
      5,320              Hewlett-Packard Co.                                         115,391
      3,280      @       International Business
                           Machines Corp.                                            296,971
      1,080      @       Lexmark Intl., Inc.                                          83,592
      3,040     @,L      Network Appliance, Inc.                                      70,254
        575     @,L      PalmOne, Inc.                                                 8,608
                                                                              --------------
                                                                                     982,182
                                                                              --------------

                         COSMETICS/PERSONAL CARE: 1.1%
      5,200              Gillette Co.                                                175,396
      3,000              Kimberly-Clark Corp.                                        162,660
      2,380              Procter & Gamble Co.                                        229,051
                                                                              --------------
                                                                                     567,107
                                                                              --------------

                         DIVERSIFIED FINANCIAL SERVICES: 3.7%
      1,100     @,L      Affiliated Managers Group                                    73,150
      2,400      L       American Express Co.                                        109,704
        960              Bear Stearns Cos., Inc.                                      69,562
      1,820      L       Capital One Financial Corp.                                 108,690
      9,760              Citigroup, Inc.                                             459,111
      1,100              Countrywide Financial Corp.                                 116,160
      1,840              Fannie Mae                                                  128,800
      8,140              JP Morgan Chase & Co.                                       287,831
      1,740              Lehman Brothers Holdings, Inc.                              125,645
      4,260              Merrill Lynch & Co., Inc.                                   241,755
      2,080              Morgan Stanley                                              114,982
        925              New Century Financial Corp.                                  35,196
                                                                              --------------
                                                                                   1,870,586
                                                                              --------------

                         ELECTRIC: 1.1%
      5,500      @       AES Corp.                                                    48,785
      2,920      L       Centerpoint Energy, Inc.                                     28,324
      1,520              Constellation Energy Group, Inc.                             57,213
      1,950              DPL, Inc.                                                    37,713
      3,260     @,L      Edison Intl.                                                 66,569
      2,160              Exelon Corp.                                                133,531
      1,350              Great Plains Energy, Inc.                                    42,836
      1,380      L       Southern Co.                                                 40,393

               See Accompanying Notes to Financial Statements

ING
Strategic
Allocation Balanced
Fund                            PORTFOLIO OF INVESTMENTS as of November 30, 2003
                                (Unaudited) (Continued)

SHARES                                                                            VALUE
--------------------------------------------------------------------------------------------
                         ELECTRIC (CONTINUED)
      2,980              TXU Corp.                                            $       65,977
      3,920              Xcel Energy, Inc.                                            65,464
                                                                              --------------
                                                                                     586,805
                                                                              --------------

                         ELECTRICAL COMPONENTS AND EQUIPMENT: 0.1%
        760              Emerson Electric Co.                                         46,390
                                                                              --------------
                                                                                      46,390
                                                                              --------------

                         ELECTRONICS: 0.4%
      1,088      @       Benchmark Electronics, Inc.                                  39,944
      1,125      @       Fisher Scientific Intl.                                      45,304
      2,125      @       Itron, Inc.                                                  40,779
        940              Perkinelmer, Inc.                                            15,895
      4,340      @       Sanmina-SCI Corp.                                            52,904
                                                                              --------------
                                                                                     194,826
                                                                              --------------

                         ENTERTAINMENT: 0.2%
      2,050      @       Alliance Gaming Corp.                                        53,710
        850              GTECH Holdings Corp.                                         42,296
                                                                              --------------
                                                                                      96,006
                                                                              --------------

                         FOOD: 0.4%
      4,480              Conagra Foods, Inc.                                         109,760
      3,040      L       HJ Heinz Co.                                                109,744
                                                                              --------------
                                                                                     219,504
                                                                              --------------

                         FOREST PRODUCTS AND PAPER: 0.2%
      1,020              International Paper Co.                                      37,954
      2,160      @       Louisiana-Pacific Corp.                                      39,075
        300              Plum Creek Timber Co., Inc.                                   7,989
                                                                              --------------
                                                                                      85,018
                                                                              --------------

                         GAS: 0.1%
      1,550              Oneok, Inc.                                                  30,706
                                                                              --------------
                                                                                      30,706
                                                                              --------------

                         HAND/MACHINE TOOLS: 0.0%
        600              Snap-On, Inc.                                                18,012
                                                                              --------------
                                                                                      18,012
                                                                              --------------

                         HEALTHCARE-PRODUCTS: 1.3%
      4,680      @       Boston Scientific Corp.                                     167,965
      2,260              Guidant Corp.                                               128,300
      5,620              Johnson & Johnson                                           277,010
      1,225      @       Respironics, Inc.                                            55,738
      1,600              Ventas, Inc.                                                 32,032
                                                                              --------------
                                                                                     661,045
                                                                              --------------

                         HEALTHCARE-SERVICES: 1.2%
      1,340      @       Anthem, Inc.                                                 96,641
      2,420      @       Humana, Inc.                                                 54,039
        400      @       Mid Atlantic Medical Services                                24,560
      1,150              Oxford Health Plans                                          50,393
      1,225      @       Pacificare Health Systems                                    79,760
      3,280      L       UnitedHealth Group, Inc.                                    176,792
      1,260      @       WellPoint Health Networks                                   117,797
                                                                              --------------
                                                                                     599,982
                                                                              --------------

                         HOME BUILDERS: 0.2%
        625      @       Meritage Corp.                                               39,469
        100     @,L      NVR, Inc.                                                    49,100
                                                                              --------------
                                                                                      88,569
                                                                              --------------

                         HOME FURNISHINGS: 0.2%
        325              Harman Intl. Industries, Inc.                        $       44,288
        640              Whirlpool Corp.                                              43,725
                                                                              --------------
                                                                                      88,013
                                                                              --------------

                         HOUSEHOLD PRODUCTS/WARES: 0.2%
        525     @,L      American Greetings                                           11,088
      1,280              Fortune Brands, Inc.                                         87,450
                                                                              --------------
                                                                                      98,538
                                                                              --------------

                         INSURANCE: 1.9%
      2,680     @@       ACE Ltd.                                                     97,686
      4,960              American Intl. Group                                        287,431
      1,620              Chubb Corp.                                                 106,029
      1,380              Cigna Corp.                                                  74,037
      2,600              Fidelity National Financial, Inc.                            91,858
      2,225              First American Corp.                                         65,860
      1,025              Landamerica Financial Group, Inc.                            52,685
      1,660              Lincoln National Corp.                                       65,089
      3,580              Prudential Financial, Inc.                                  140,014
                                                                              --------------
                                                                                     980,689
                                                                              --------------

                         INTERNET: 0.6%
      2,675      @       Autobytel, Inc.                                              25,841
      5,400      @       Earthlink, Inc.                                              51,840
      1,200     @,L      eBay, Inc.                                                   67,020
        925      @       Gric Communications, Inc.                                     5,744
      1,200      @       Net2Phone, Inc.                                               7,560
      2,800      @       RSA Security, Inc.                                           41,160
      2,560      @       Symantec Corp.                                               84,045
                                                                              --------------
                                                                                     283,210
                                                                              --------------

                         LODGING: 0.1%
      1,000      @       Starwood Hotels & Resorts
                           Worldwide, Inc.                                            34,470
                                                                              --------------
                                                                                      34,470
                                                                              --------------

                         MACHINERY-CONSTRUCTION AND
                           MINING: 0.1%
        640              Caterpillar, Inc.                                            48,672
                                                                              --------------
                                                                                      48,672
                                                                              --------------

                         MACHINERY-DIVERSIFIED: 0.5%
        550              Briggs & Stratton                                            37,125
        875              Cummins, Inc.                                                40,644
      1,920              Deere & Co.                                                 117,561
      1,660              Rockwell Automation, Inc.                                    55,195
        425              Tecumseh Products Co.                                        17,493
                                                                              --------------
                                                                                     268,018
                                                                              --------------

                         MEDIA: 0.9%
      4,180      @       Comcast Corp.                                               131,168
      1,540              McGraw-Hill Cos., Inc.                                      105,490
      8,460      @       Time Warner, Inc.                                           137,729
      3,800      L       Walt Disney Co.                                              87,742
                                                                              --------------
                                                                                     462,129
                                                                              --------------

                         METAL FABRICATE/HARDWARE: 0.1%
      1,225              Quanex Corp.                                                 48,424
                                                                              --------------
                                                                                      48,424
                                                                              --------------

                         MINING: 0.2%
      1,780      @       Alcoa, Inc.                                                  58,402
        820              Newmont Mining Corp.                                         39,475
                                                                              --------------
                                                                                      97,877
                                                                              --------------

                 See Accompanying Notes to Financial Statements

ING
Strategic
Allocation Income
Fund                            PORTFOLIO OF INVESTMENTS as of November 30, 2003
                                (Unaudited) (Continued)

SHARES                                                                            VALUE
--------------------------------------------------------------------------------------------
                         MISCELLANEOUS MANUFACTURING: 2.0%
      3,360     @,L      3M Co.                                               $      265,574
      1,240      L       Danaher Corp.                                               103,168
     19,020              General Electric Co.                                        545,303
      1,640              Honeywell Intl., Inc.                                        48,692
      3,780    @@,L      Tyco Intl. Ltd.                                              86,751
                                                                              --------------
                                                                                   1,049,488
                                                                              --------------

                         OFFICE/BUSINESS EQUIPMENT: 0.2%
      2,240              Pitney Bowes, Inc.                                           89,040
                                                                              --------------
                                                                                      89,040
                                                                              --------------

                         OIL AND GAS: 2.7%
      3,880              ChevronTexaco Corp.                                         291,388
      3,400              ConocoPhillips                                              192,916
      1,940              Devon Energy Corp.                                           95,758
     11,840              Exxon Mobil Corp.                                           428,253
      1,425      @       Houston Exploration Co.                                      48,607
      2,720              Marathon Oil Corp.                                           80,539
      1,725      @       Newfield Exploration Co.                                     70,553
      3,000              Occidental Petroleum Corp.                                  110,040
      1,425              Pogo Producing Co.                                           62,059
        640              Sunoco, Inc.                                                 30,726
                                                                              --------------
                                                                                   1,410,839
                                                                              --------------

                         OIL AND GAS SERVICES: 0.0%
      1,075      @       Veritas DGC, Inc.                                             9,686
                                                                              --------------
                                                                                       9,686
                                                                              --------------

                         PACKAGING AND CONTAINERS: 0.1%
      2,025      @       Owens-Illinois, Inc.                                         22,842
        820      @       Sealed Air Corp.                                             43,271
                                                                              --------------
                                                                                      66,113
                                                                              --------------

                         PHARMACEUTICALS: 2.1%
      3,160              Abbott Laboratories                                         139,672
      1,150     @,L      CV Therapeutics, Inc.                                        20,666
      2,260              Eli Lilly & Co.                                             154,946
      4,420              Merck & Co., Inc.                                           179,452
      2,025     @,L      NPS Pharmaceuticals, Inc.                                    61,115
        750     @,L      Onyx Pharmaceuticals, Inc.                                   21,585
     15,460              Pfizer, Inc.                                                518,682
                                                                              --------------
                                                                                   1,096,118
                                                                              --------------

                         PIPELINES: 0.1%
      4,580              Williams Cos., Inc.                                          42,960
                                                                              --------------
                                                                                      42,960
                                                                              --------------

                         REAL ESTATE: 0.1%
      1,425              LNR Property Corp.                                           63,056
                                                                              --------------
                                                                                      63,056
                                                                              --------------

                         REITs: 3.5%
      1,800              Acadia Realty Trust                                          21,726
        500              Alexandria Real Estate
                           Equities, Inc.                                             28,050
        700              AMB Property Corp.                                           22,022
      2,300              American Financial Realty Trust                              39,100
        400              American Land Lease, Inc.                                     7,948
      1,200              Apartment Investment &
                           Management Co.                                             40,860
      1,585              Archstone-Smith Trust                                        43,556
        800              Arden Realty, Inc.                                           23,376
        600              Bedford Property Investors                           $       16,830
      1,100              Boston Properties, Inc.                                      50,875
        400              BRE Properties                                               13,520
        500              Capital Automotive Reit                                      15,933
      1,000              Carramerica Realty Corp.                                     29,080
        800              CBL & Associates Properties, Inc.                            45,000
        500              Centerpoint Properties Trust                                 35,825
      2,025              Chelsea Property Group, Inc.                                109,349
        600      L       Colonial Properties Trust                                    23,100
        800              Commercial Net Lease Realty                                  14,320
      1,500              Corporate Office Properties
                           Trust Sbi MD                                               31,035
      2,000              Crescent Real Estate EQT Co.                                 31,700
        500              Developers Diversified Realty
                           Corp.                                                      15,755
      2,593              Equity Office Properties Trust                               71,904
        300              Equity One, Inc.                                              5,145
      1,504              Equity Residential                                           44,157
        200      L       Essex Property Trust, Inc.                                   12,790
        900              Felcor Lodging Trust, Inc.                                    9,513
        900              General Growth Properties, Inc.                              72,540
      1,100              Glenborough Realty Trust, Inc.                               21,615
        900              Hospitality Properties Trust                                 35,595
      2,300     @,L      Host Marriott Corp.                                          25,645
      1,000              Istar Financial, Inc.                                        39,030
        800              Kilroy Realty Corp.                                          24,856
      1,425              Kimco Realty Corp.                                           62,700
        900              Mack-Cali Realty Corp.                                       35,910
        750              Meristar Hospitality Corp.                                    4,650
      1,100              National Health Investors, Inc.                              25,696
      1,500              New Plan Excel Realty Trust                                  36,675
        800              Newcastle Investment Corp.                                   19,600
        400              Pan Pacific Retail Properties, Inc.                          18,580
        700              Pennsylvania Real Estate
                           Investment Trust                                           24,150
      1,500              Prologis                                                     45,750
      1,100              PS Business Parks, Inc.                                      42,900
        350              Public Storage, Inc.                                         15,540
        400              Ramco-Gershenson Properties                                  10,420
      1,000      L       Reckson Associates Realty Corp.                              24,000
      1,800              Regency Centers Corp.                                        71,100
        700              Rouse Co.                                                    32,193
      1,900              Simon Property Group, Inc.                                   90,155
        500              SL Green Realty Corp.                                        18,680
        600              Sovran Self Storage, Inc.                                    20,718
        375              Sun Communities, Inc.                                        14,074
      1,400              United Dominion Realty Trust, Inc.                           25,830
      1,300              Vornado Realty Trust                                         71,123
                                                                              --------------
                                                                                   1,732,194
                                                                              --------------

                         RETAIL: 4.5%
      2,520      @       Bed Bath & Beyond, Inc.                                     106,445
      2,240              Best Buy Co., Inc.                                          138,880
      1,450              Claire's Stores, Inc.                                        67,280
      3,140              CVS Corp.                                                   117,624
      1,700              Federated Department Stores                                  83,453
      6,040      L       Gap, Inc.                                                   129,860
      8,420              Home Depot, Inc.                                            309,519
        200     @,L      Krispy Kreme Doughnuts, Inc.                                  8,274
      1,480              Lowe's Cos., Inc.                                            86,284
      6,760              McDonald's Corp.                                            173,259
        575      @       Movie Gallery, Inc.                                          10,172
      1,480              RadioShack Corp.                                             46,102
      1,925      @       Shopko Stores, Inc.                                          32,051

                 See Accompanying Notes to Financial Statements

ING
Strategic
Allocation Income
Fund                            PORTFOLIO OF INVESTMENTS as of November 30, 2003
                                (Unaudited) (Continued)

SHARES                                                                            VALUE
--------------------------------------------------------------------------------------------
                         RETAIL (CONTINUED)
      4,040      @       Staples, Inc.                                        $      109,686
      3,360      @       Starbucks Corp.                                             107,755
      1,025              United Auto Group, Inc.                                      25,318
      8,300              Wal-Mart Stores, Inc.                                       461,812
      5,080              Walgreen Co.                                                186,995
        980              Wendy's Intl., Inc.                                          38,053
                                                                              --------------
                                                                                   2,238,822
                                                                              --------------

                         SAVINGS AND LOANS: 0.3%
      3,075              Bankatlantic BanCorp., Inc.                                  58,333
        950      @       Firstfed Financial Corp.                                     44,650
      3,050      L       Flagstar Bancorp, Inc.                                       67,496
                                                                              --------------
                                                                                     170,479
                                                                              --------------

                         SEMICONDUCTORS: 2.8%
      3,840      @       Altera Corp.                                                 97,267
      8,360      @       Applied Materials, Inc.                                     203,148
     12,850      @       Applied Micro Circuits Corp.                                 83,011
      4,800      @       Cirrus Logic, Inc.                                           41,280
     19,200              Intel Corp.                                                 641,856
      6,025     @,L      LSI Logic Corp.                                              56,454
      2,400      L       Maxim Integrated Products                                   124,992
      2,975      @       Mindspeed Technologies, Inc.                                 19,903
      1,475     @,L      PMC - Sierra, Inc.                                           30,046
      4,725      @       Silicon Image, Inc.                                          34,965
      3,020              Texas Instruments, Inc.                                      89,875
                                                                              --------------
                                                                                   1,422,797
                                                                              --------------

                         SOFTWARE: 2.3%
      2,020      L       Adobe Systems, Inc.                                          83,466
        625      @       Avid Technology, Inc.                                        33,050
      1,775      @       BMC Software, Inc.                                           29,518
      1,360      @       Citrix Systems, Inc.                                         32,667
      1,400      @       D&B Corp.                                                    67,550
      2,580              IMS Health, Inc.                                             59,417
     20,500      L       Microsoft Corp.                                             526,851
      7,500      @       Novell, Inc.                                                 71,250
      9,940      @       Oracle Corp.                                                119,379
      3,900      @       Scansoft, Inc.                                               23,400
      4,060      @       Siebel Systems, Inc.                                         53,511
      2,760      @       Veritas Software Corp.                                      104,938
                                                                              --------------
                                                                                   1,204,997
                                                                              --------------

                         TELECOMMUNICATIONS: 2.2%
      3,880      @       Avaya, Inc.                                                  52,768
        925              Black Box Corp.                                              40,469
     13,260      @       Cisco Systems, Inc.                                         300,471
      1,460      @       Comverse Technology, Inc.                                    28,076
      4,080              Motorola, Inc.                                               57,283
      7,540     @,L      Nextel Communications, Inc.                                 190,988
      1,025     @,L      PTEK Holdings, Inc.                                           8,938
      1,575     @,L      Safenet, Inc.                                                52,353
      1,200              Scientific-Atlanta, Inc.                                     34,656
      2,250      @       Tellabs, Inc.                                                18,000
      1,850      @       Time Warner Telecom, Inc.                                    19,518
      8,340              Verizon Communications, Inc.                                273,302
      8,056      @       Zhone Technologies, Inc.                                     44,551
                                                                              --------------
                                                                                   1,121,373
                                                                              --------------

                         TOYS/GAMES/HOBBIES: 0.2%
      1,600              Hasbro, Inc.                                                 35,376
      3,980              Mattel, Inc.                                                 80,555
                                                                              --------------
                                                                                     115,931
                                                                              --------------

                         TRANSPORTATION: 0.3%
      2,675      @       OMI Corp.                                            $       19,688
      2,120      L       United Parcel Service, Inc.                                 154,272
                                                                              --------------
                                                                                     173,960
                                                                              --------------
                         Total Common Stock
                           (Cost $20,971,514)                                     24,419,116
                                                                              --------------

PREFERRED STOCK: 0.4%

                         BANKS: 0.2%
         12      #       DG Funding Trust                                            130,200
                                                                              --------------
                                                                                     130,200
                                                                              --------------

                         OIL AND GAS: 0.2%
      3,440     @@       Nexen, Inc.                                                  87,548
                                                                              --------------
                                                                                      87,548
                                                                              --------------
                         Total Preferred Stock
                           (Cost $216,541)                                           217,748
                                                                              --------------

PRINCIPAL
AMOUNT                                                                            VALUE
--------------------------------------------------------------------------------------------
CORPORATE BONDS: 10.5%

                         AIRLINES: 0.3%
$    62,000      L       American Airlines, Inc., 7.024%,
                           due 10/15/09                                               61,784
     17,359      L       Continental Airlines, Inc., 6.545%,
                           due 08/02/20                                               17,136
     29,494      L       Continental Airlines, Inc., 6.900%,
                           due 07/02/19                                               29,033
     62,334              US Airways Pass Through Trust,
                           6.850%, due 01/30/18                                       58,932
                                                                              --------------
                                                                                     166,885
                                                                              --------------

                         AUTO MANUFACTURERS: 0.3%
     39,000              Ford Motor Co., 6.375%, due
                           02/01/29                                                   32,630
     21,000              Ford Motor Co., 6.625%, due
                           10/01/28                                                   18,174
    110,000      L       General Motors Corp., 8.375%,
                           due 07/15/33                                              120,175
                                                                              --------------
                                                                                     170,979
                                                                              --------------

                         BANKS: 2.4%
     66,000    #,@@      Banco Bradesco SA, 8.750%,
                           due 10/24/13                                               68,970
     43,000              Bank of America Corp., 6.375%,
                           due 02/15/08                                               47,504
     56,000      #       Bank of New York Institutional
                           Capital Trust A, 7.780%,
                           due 12/01/26                                               61,524
     13,000      #       BankAmerica Institutional,
                           Class B, 7.700%, due 12/31/26                              14,520
     23,000              BankBoston Capital Trust III,
                           1.890%, due 06/15/27                                       21,738
      6,000              BankBoston Corp., 1.746%,
                           due 06/08/28                                                5,566
      6,000              Barnett Capital I, 8.060%, due
                           12/01/26                                                    6,799
     15,000              Barnett Capital II, 7.950%, due
                           12/01/26                                                   16,808
      3,000              Chase Capital VI, 1.788%, due
                           08/01/28                                                    2,748

                 See Accompanying Notes to Financial Statements

ING
Strategic
Allocation Income
Fund                            PORTFOLIO OF INVESTMENTS as of November 30, 2003
                                (Unaudited) (Continued)

PRINCIPAL
AMOUNT                                                                            VALUE
--------------------------------------------------------------------------------------------
                         BANKS (CONTINUED)
$    35,000      #       Corestates Capital Trust II,
                           1.800%, due 01/15/27                               $       32,716
    175,000      #       Dresdner Funding Trust I,
                           8.151%, due 06/30/31                                      194,378
      6,000              FBS Capital I, 8.090%, due
                           11/15/26                                                    6,781
     31,000              First Union Institutional Capital II,
                           7.850%, due 01/01/27                                       35,009
     88,000    #,@@      HBOS PLC, 5.375%, due 11/29/49                               87,298
     20,000    @@,C      Hongkong & Shanghai Banking
                           Corp. Ltd., 1.313%,
                           due 07/29/49                                               16,354
     20,000    @@,C      HSBC Bank PLC, 1.163%, due
                           06/29/49                                                   16,156
     59,000    @@,L      HSBC Holdings PLC, 5.250%, due
                           12/12/12                                                   60,238
     72,000     @@       HSBC Holdings PLC, 7.500%, due
                           07/15/09                                                   83,779
     45,000              M & T Bank Corp., 3.850%, due
                           04/01/13                                                   44,517
     30,000              Mellon Capital I, 7.720%, due
                           12/01/26                                                   33,198
     40,000    @@,C      National Westminster Bank PLC,
                           1.313%, due 11/29/49                                       33,266
     13,000              Nationsbank Cap Trust III, 1.700%,
                           due 01/15/27                                               12,211
     56,000      #       Rabobank Capital Funding II,
                           5.260%, due 12/29/49                                       56,000
     32,000      L       RBS Capital Trust I, 4.709%, due
                           12/29/49                                                   30,152
     10,000    @@,C      Societe Generale, 1.309%, due
                           11/29/49                                                    8,128
     10,000    @@,C      Standard Chartered PLC, 1.250%,
                           due 07/29/49                                                7,323
     30,000    @@,C      Standard Chartered PLC, 1.275%,
                           due 01/29/49                                               22,846
     80,000    @@,C      Standard Chartered PLC, 1.400%,
                           due 12/29/49                                               60,501
    120,000    @@,C      Standard Chartered PLC, 1.500%,
                           due 11/29/49                                               90,147
     50,000              Wells Fargo & Co., 3.120%, due
                           08/15/08                                                   49,007
                                                                              --------------
                                                                                   1,226,182
                                                                              --------------

                         BEVERAGES: 0.2%
     23,000   #,@@,L     Coca-Cola HBC Finance
                           BV, 5.125%, due 09/17/13                                   22,963
     71,000      #       Miller Brewing Co., 4.250%, due
                           08/15/08                                                   71,463
                                                                              --------------
                                                                                      94,426
                                                                              --------------

                         CHEMICALS: 0.0%
     16,000              Dow Chemical Co., 5.750%, due
                           11/15/09                                                   17,018
                                                                              --------------
                                                                                      17,018
                                                                              --------------

                         DIVERSIFIED FINANCIAL SERVICES: 1.8%
     63,000              Boeing Capital Corp., 7.375%,
                           due 09/27/10                                               72,234
     92,000   X,#,@@     Brazilian Merchant Voucher
                           Receivables Ltd., 5.911%, due
                           06/15/11                                                   90,850
      5,000              CitiCorp Capital I, 7.933%, due
                           02/15/27                                                    5,754
$    10,000              Citigroup Capital II, 7.750%,
                           due 12/01/36                                       $       11,247
    143,000      #       Corestates Capital Trust I,
                           8.000%, due 12/15/26                                      161,966
     73,000              Countrywide Home Loans, Inc.,
                           4.250%, due 12/19/07                                       74,424
     85,000     #,L      Farmers Exchange Capital,
                           7.050%, due 07/15/28                                       76,825
     23,000      L       Ford Motor Credit Co., 5.625%,
                           due 10/01/08                                               22,964
     32,000              Ford Motor Credit Co., 7.375%,
                           due 10/28/09                                               33,893
     51,000      L       Lehman Brothers Holdings, Inc.,
                           3.500%, due 08/07/08                                       50,200
    105,000    XX,#      Mangrove Bay Pass-Through
                           Trust, 6.102%, due 07/15/33                               103,983
     62,000              MassMutual Global Funding II,
                           2.550%, due 07/15/08                                       58,885
     51,000      #       OneAmerica Financial Partners,
                           Inc., 7.000%, due 10/15/33                                 50,332
     55,000    #,@@      PF Export Receivables Master
                           Trust, 3.748%, due 06/01/13                                53,307
     48,727    #,@@      PF Export Receivables Master
                           Trust, 6.436%, due 06/01/15                                48,723
                                                                              --------------
                                                                                     915,587
                                                                              --------------

                         ELECTRIC: 0.7%
     78,000      #       Consumers Energy Co., 4.800%,
                           due 02/17/09                                               79,075
     30,000              Nisource Finance Corp., 7.625%,
                           due 11/15/05                                               32,783
     67,000      #       Ohio Edison Co., 4.000%, due
                           05/01/08                                                   65,860
    100,000              Ohio Power Co., 6.375%, due
                           07/15/33                                                  101,379
     45,000              Oncor Electric Delivery Co.,
                           6.375%, due 01/15/15                                       48,570
     15,000      #       Power Contract Financing LLC,
                           5.200%, due 02/01/06                                       15,206
     15,000      #       Power Contract Financing LLC,
                           6.256%, due 02/01/10                                       15,084
                                                                              --------------
                                                                                     357,957
                                                                              --------------

                         FOOD: 0.6%
     24,000              Kroger Co., 5.500%, due 02/01/13                             24,352
     32,000              Kroger Co., 7.250%, due 06/01/09                             36,322
     59,000              Safeway, Inc., 4.800%, due
                           07/16/07                                                   61,041
     87,000              Supervalu, Inc., 7.875%, due
                           08/01/09                                                  101,050
     81,000              Tyson Foods, Inc., 7.250%, due
                           10/01/06                                                   88,699
                                                                              --------------
                                                                                     311,464
                                                                              --------------

                         FOREST PRODUCTS AND PAPER: 0.1%
     57,000              Weyerhaeuser Co., 7.375%, due
                           03/15/32                                                   61,024
                                                                              --------------
                                                                                      61,024
                                                                              --------------

                         INSURANCE: 0.4%
     69,000      #       Farmers Insurance Exchange,
                           8.625%, due 05/01/24                                       71,277
     49,000      #       Monumental Global Funding II,
                           3.850%, due 03/03/08                                       49,191
     81,000     #,L      Zurich Capital Trust I, 8.376%, due
                           06/01/37                                                   92,683
                                                                              --------------
                                                                                     213,151
                                                                              --------------

                 See Accompanying Notes to Financial Statements

ING
Strategic
Allocation Income
Fund                            PORTFOLIO OF INVESTMENTS as of November 30, 2003
                                (Unaudited) (Continued)

PRINCIPAL
AMOUNT                                                                            VALUE
--------------------------------------------------------------------------------------------
                         MEDIA: 0.4%
$    25,000      L       AOL Time Warner, Inc., 6.875%,
                           due 05/01/12                                       $       27,855
     39,000              Comcast Cable Communications,
                           7.125%, due 06/15/13                                       44,048
     85,000      L       Comcast Corp., 5.300%, due
                           01/15/14                                                   84,064
     33,000              Time Warner, Inc., 6.950%, due
                           01/15/28                                                   34,847
                                                                              --------------
                                                                                     190,814
                                                                              --------------

                         MINING: 0.1%
     44,000     @@       Corp Nacional del Cobre de
                           Chile - CODELCO, 5.500%,
                           due 10/15/13                                               44,491
                                                                              --------------
                                                                                      44,491
                                                                              --------------

                         MISCELLANEOUS MANUFACTURING: 0.2%
     85,000              General Electric Co., 5.000%, due
                           02/01/13                                                   85,466
                                                                              --------------
                                                                                      85,466
                                                                              --------------

                         MULTI-NATIONAL: 0.3%
     72,000     @@       Corp Andina de Fomento CAF,
                           5.200%, due 05/21/13                                       71,645
     69,000     @@       Corp Andina de Fomento CAF,
                           6.875%, due 03/15/12                                       76,861
                                                                              --------------
                                                                                     148,506
                                                                              --------------

                         OIL AND GAS: 0.6%
     55,000              Amerada Hess Corp., 5.900%,
                           due 08/15/06                                               58,950
     70,000              Enterprise Products Partners LP,
                           6.875%, due 03/01/33                                       72,889
     91,000              Pemex Project Funding Master
                           Trust, 7.375%, due 12/15/14                                96,006
     35,000              Valero Energy Corp., 6.125%,
                           due 04/15/07                                               37,665
     38,000              Valero Energy Corp., 8.750%,
                           due 06/15/30                                               46,475
                                                                              --------------
                                                                                     311,985
                                                                              --------------

                         PACKAGING AND CONTAINERS: 0.3%
     69,000     #,L      Sealed Air Corp., 5.625%, due
                           07/15/13                                                   70,070
     77,000      #       Sealed Air Corp., 6.950%, due
                           05/15/09                                                   85,975
                                                                              --------------
                                                                                     156,045
                                                                              --------------

                         REAL ESTATE: 0.3%
     66,000              EOP Operating LP, 7.750%, due
                           11/15/07                                                   75,399
     79,000              Liberty Property LP, 7.750%, due
                           04/15/09                                                   91,842
                                                                              --------------
                                                                                     167,241
                                                                              --------------

                         REITs: 0.3%
     15,000              Liberty Property Trust, 6.375%,
                           due 08/15/12                                               16,110
     30,000              Simon Property Group LP, 4.875%,
                           due 03/18/10                                               30,342
     83,000              Simon Property Group LP, 7.375%,
                           due 01/20/06                                               91,027
                                                                              --------------
                                                                                     137,479
                                                                              --------------

                         SAVINGS AND LOANS: 0.1%
$    73,000              Washington Mutual, Inc.,
                           4.375%, due 01/15/08                               $       74,737
                                                                              --------------
                                                                                      74,737
                                                                              --------------

                         TELECOMMUNICATIONS: 1.1%
    146,000      L       AT&T Corp., 7.800%, due 11/15/11                            166,062
     62,000      L       AT&T Wireless Services, Inc.,
                           8.125%, due 05/01/12                                       70,897
     70,000              Sprint Capital Corp., 6.000%,
                           due 01/15/07                                               73,966
     81,000              Sprint Capital Corp., 6.875%,
                           due 11/15/28                                               76,564
    101,000      L       Verizon Florida, Inc., 6.125%,
                           due 01/15/13                                              107,844
     64,000      L       Verizon Virginia, Inc., 4.625%,
                           due 03/15/13                                               61,213
                                                                              --------------
                                                                                     556,546
                                                                              --------------
                         Total Corporate Bonds
                           (Cost $5,299,505)                                       5,407,983
                                                                              --------------

U.S. GOVERNMENT AGENCY OBLIGATIONS: 22.3%

                         FEDERAL HOME LOAN BANK: 0.7%
    365,000      L       2.500%, due 12/15/05                                        366,925
                                                                              --------------
                                                                                     366,925
                                                                              --------------

                         FEDERAL HOME LOAN MORTGAGE
                           CORPORATION: 5.0%
    240,000      L       2.875%, due 09/15/05                                        243,481
    411,000              4.500%, due 12/31/49 TBA                                    421,404
    240,000      L       5.875%, due 03/21/11                                        257,352
    165,000              6.000%, due 01/15/28                                        171,452
     30,800              6.000%, due 06/01/28                                         31,733
     60,647              6.000%, due 12/01/28                                         62,483
    984,000              6.500%, due 12/15/33 TBA                                  1,027,050
    348,388              7.000%, due 11/01/31                                        367,520
                                                                              --------------
                                                                                   2,582,475
                                                                              --------------

                         FEDERAL NATIONAL MORTGAGE
                           ASSOCIATION: 14.9%
    250,000      L       2.375%, due 04/13/06                                        248,428
    250,000              3.500%, due 01/28/08                                        248,413
    245,000              4.000%, due 09/02/08                                        246,360
    480,000      L       4.375%, due 10/15/06                                        501,977
    255,000      L       4.375%, due 03/15/13                                        249,835
     90,000              4.500%, due 12/15/18 TBA                                     89,381
    745,000              5.000%, due 12/01/17 TBA                                    754,778
    955,000              5.000%, due 12/01/33 TBA                                    937,691
    460,000      L       5.250%, due 04/15/07                                        492,994
    225,361              5.500%, due 02/01/18                                        232,363
    885,000              5.500%, due 12/01/33 TBA                                    890,807
    341,979              6.000%, due 08/01/16                                        357,340
  1,285,000              6.000%, due 12/15/33 TBA                                  1,320,339
    275,000              6.500%, due 10/01/32                                        286,851
    165,795              7.000%, due 02/01/31                                        175,004
     78,174              7.000%, due 03/01/32                                         82,514
    400,000              7.000%, due 10/01/32                                        422,218
     35,077              7.500%, due 11/01/30                                         37,438
     25,046              7.500%, due 09/01/31                                         26,731
                                                                              --------------
                                                                                   7,601,462
                                                                              --------------

                 See Accompanying Notes to Financial Statements

ING
Strategic
Allocation Income
Fund                            PORTFOLIO OF INVESTMENTS as of November 30, 2003
                                (Unaudited) (Continued)

PRINCIPAL
AMOUNT                                                                            VALUE
--------------------------------------------------------------------------------------------
                         GOVERNMENT NATIONAL MORTGAGE
                           ASSOCIATION: 1.7%

$    80,000              6.000%, due 12/01/31 TBA                             $       82,750
     38,595              6.500%, due 02/15/26                                         40,701
     46,049              6.500%, due 02/15/29                                         48,463
    114,121              6.500%, due 01/15/32                                        120,015
     60,442              7.000%, due 04/15/27                                         64,391
     77,619              7.000%, due 02/15/28                                         82,659
     82,856              7.000%, due 02/15/28                                         88,237
    123,494              7.000%, due 05/15/31                                        131,398
     90,434              7.000%, due 06/15/31                                         96,252
     89,493              7.500%, due 12/15/23                                         96,623
     21,909              8.000%, due 07/15/24                                         23,873
                                                                              --------------
                                                                                     875,362
                                                                              --------------
                         Total U.S. Government Agency
                           Obligations
                           (Cost $11,357,276)                                     11,426,224
                                                                              --------------

U.S. TREASURY OBLIGATIONS: 9.6%

                         U.S. TREASURY BONDS: 1.6%
    400,000      L       5.375%, due 02/15/31                                        414,563
    375,000              6.250%, due 08/15/23                                        423,794
                                                                              --------------
                                                                                     838,357
                                                                              --------------

                         U.S. TREASURY NOTES: 8.0%
    649,000      L       1.625%, due 10/31/05                                        644,792
     85,000      L       2.625%, due 11/15/06                                         85,242
  2,085,000     L,S      3.000%, due 01/31/04                                      2,092,493
    631,000      L       3.375%, due 11/15/08                                        631,839
    648,000      L       4.250%, due 11/15/13                                        644,457
                                                                              --------------
                                                                                   4,098,823
                                                                              --------------
                         Total U.S. Treasury Obligations
                           (Cost $4,941,737)                                       4,937,180
                                                                              --------------

COLLATERALIZED MORTGAGE OBLIGATIONS AND
  ASSET BACKED SECURITIES: 6.4%

                         AUTOMOBILE: 0.2%
    125,000              USAA Auto Owner Trust, 2.040%,
                           due 02/16/10                                              122,919
                                                                              --------------
                                                                                     122,919
                                                                              --------------

                         COMMERCIAL: 2.8%
    409,000              CS First Boston Mortgage
                           Securities Corp., 3.861%, due
                           03/15/36                                                  408,001
     31,000              CS First Boston Mortgage
                           Securities Corp., 7.580%, due
                           04/14/62                                                   36,382
    170,000              DLJ Commercial Mortgage Corp.,
                           6.240%, due 11/12/31                                      186,596
    405,000              DLJ Commercial Mortgage Corp.,
                           7.300%, due 06/10/32                                      466,661
     75,000              GE Capital Commercial Mortgage
                           Corp., 5.994%, due 12/10/35                                81,457
     75,000              GMAC Commercial Mortgage
                           Securities, Inc., 6.700%, due
                           04/15/34                                                   84,409
     47,000              JP Morgan Chase Commercial
                           Mortgage Securities Corp.,
                           5.161%, due 10/12/37                                       48,060
    145,000      L       Wachovia Bank Commercial
                           Mortgage Trust, 3.989%, due
                           06/15/35                                                  135,548
                                                                              --------------
                                                                                   1,447,114
                                                                              --------------

                         CREDIT CARD: 0.8%
$    45,000              Bank One Issuance Trust,
                           4.540%, due 09/15/10                               $       45,714
     43,000              Capital One Master Trust,
                           4.900%, due 03/15/10                                       45,162
    145,000      L       Chemical Master Credit Card
                           Trust 1, 7.090%, due 02/15/09                             158,462
    145,000              Citibank Credit Card Issuance
                           Trust, 5.650%, due 06/16/08                               155,470
                                                                              --------------
                                                                                     404,808
                                                                              --------------

                         OTHER ASSET BACKED SECURITIES: 0.4%
    132,000              Chase Funding Mortgage Loan,
                           2.734%, due 09/25/24                                      130,510
     76,000              Chase Funding Mortgage Loan,
                           4.045%, due 05/25/33                                       74,822
                                                                              --------------
                                                                                     205,332
                                                                              --------------

                         WHOLE LOAN COLLATERALIZED MORTGAGE: 1.9%
    354,350              Bank of America Mortgage
                           Securities, 4.413%, due 03/25/33                          352,078
     61,737     XX       Bank of America Mortgage
                           Securities, 5.500%, due 11/25/33                           60,965
    246,000              CS First Boston Mortgage
                           Securities Corp., 4.187%, due
                           10/25/33                                                  244,130
    303,228              Washington Mutual, 5.000%,
                           due 06/25/18                                              307,441
                                                                              --------------
                                                                                     964,614
                                                                              --------------

                         WHOLE LOAN COLLATERALIZED PLANNED
                           AMORTIZATION CLASS: 0.3%
    152,000              Residential Funding Securities
                           Corp., 4.750%, due 02/25/33                               152,148
                                                                              --------------
                                                                                     152,148
                                                                              --------------
                         Total Collateralized Mortgage
                           Obligations and Asset Backed
                           Securities
                           (Cost $3,344,203)                                       3,296,935
                                                                              --------------

OTHER BONDS: 0.2%

                         SOVEREIGN: 0.2%
     39,000     @@       Mexico Government Intl. Bond,
                           4.625%, due 10/08/08                                       39,156
     61,000     @@       Mexico Government Intl. Bond,
                           6.625%, due 03/03/15                                       62,678
                                                                              --------------
                         Total Other Bonds
                           (Cost $98,014)                                            101,834
                                                                              --------------
                         Total Long-term Investments
                           (Cost $46,228,790)                                     49,807,020
                                                                              --------------

SHORT-TERM INVESTMENTS: 13.4%

                         COMMERCIAL PAPER: 9.4%
    500,000              Concord Minuteman Cap B,
                           1.150%, due 12/16/04                                      500,000
    500,000              Crown Point Capital Co., 0.000%,
                           due 01/07/04                                              499,375
    350,000              Edison Asset Securitization LLC,
                           0.000%, due 01/08/04                                      349,563
    500,000      S       Jupiter Securitization, 0.000%,
                           due 12/10/03                                              500,000

                 See Accompanying Notes to Financial Statements

ING
Strategic
Allocation Income
Fund                            PORTFOLIO OF INVESTMENTS as of November 30, 2003
                                (Unaudited) (Continued)

PRINCIPAL
AMOUNT                                                                            VALUE
--------------------------------------------------------------------------------------------
                         COMMERCIAL PAPER (CONTINUED)
$   500,000              Jupiter Securitization, 0.000%,
                           due 12/18/03                                       $      499,735
    500,000              Old Line Funding Corp., 0.000%,
                           due 01/06/04                                              499,460
    500,000              Old Line Funding Corp., 0.000%,
                           due 01/08/04                                              499,430
    500,000      S       Park Avenue Receivable, 0.000%,
                           due 12/08/03                                              500,000
    500,000      S       Preferred Receivable Funding,
                           0.000%, due 12/12/03                                      500,000
    500,000      S       St Germain, 1.070%, due 12/10/03                            500,000
                                                                              --------------
                                                                                   4,847,563
                                                                              --------------

                         REPURCHASE AGREEMENT: 4.0%
  2,052,000      S       Deutsche Repurchase Agreement
                           dated 11/28/03, 1.060%, due
                           12/01/03, $2,052,181 to be
                           received upon repurchase
                           (Collateralized by $2,111,000
                           Federal National Mortgage
                           Association, 3.375%, Market
                           Value $2,093,537, due
                           02/21/2013)                                             2,052,000
                                                                              --------------
                                                                                   2,052,000
                                                                              --------------
                 Total Short-term Investments
                   (Cost $6,899,133)                                               6,899,563
                                                                              --------------
                 TOTAL INVESTMENTS IN SECURITIES
                   (COST $53,127,923)*                      110.5%            $   56,706,583
                 OTHER ASSETS AND
                   LIABILITIES-NET                          (10.5)                (5,397,941)
                                                            -----             --------------
                 NET ASSETS                                 100.0%            $   51,308,642
                                                            =====             ==============

@    Non-income producing security
@@   Foreign Issuer
# Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds' Board of Directors/Trustees.
PLC  Public Limited Company
TBA  To be announced
L Loaned security, a portion or all of the security is on loan at November 30, 2003
X Fair value determined by ING Funds Pricing Committee appointed by the Funds' Board of Directors.
XX Value of Securities obtained from one or more dealers making markets in the securities which have been adjusted based on the Fund's valuation procedures
S Segregated securities when-issued or delayed delivery securities held at November 30, 2003.
C    Bond may be called prior to maturity date.
* Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized appreciation consists of:

              Gross Unrealized Appreciation        $ 3,820,081
              Gross Unrealized Depreciation           (241,421)
                                                   -----------
              Net Unrealized Appreciation          $ 3,578,660
                                                   ===========

                 See Accompanying Notes to Financial Statements#

                  DIRECTOR AND OFFICER INFORMATION (Unaudited)

The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors. A director who is not an interested person of the Fund, as defined in the 1940 Act, is an independent director ("Independent Director"). The Directors of the Fund are listed below. The Statement of Additional Information includes additional information about directors of the Registrant and is available, without charge, upon request at 1-800-992-0180.

                                               TERM OF                                     NUMBER OF
                                              OFFICE AND          PRINCIPAL              PORTFOLIOS IN             OTHER
                                POSITION(S)   LENGTH OF          OCCUPATION(S)            FUND COMPLEX          DIRECTORSHIPS
      NAME, ADDRESS              HELD WITH      TIME              DURING THE                OVERSEEN              HELD BY
         AND AGE                THE COMPANY   SERVED(1)         PAST FIVE YEARS           BY DIRECTOR             DIRECTOR
----------------------------    -----------   ----------    -------------------------    -------------   -----------------------
NON-INTERESTED DIRECTORS:

Albert E. DePrince, Jr.         Director      June          Director, Business and            54         None
7337 E. Doubletree Ranch Rd.                  1998 -        Economic Research
Scottsdale, Arizona 85258                     present       Center (1999 to
Born: 1941                                                  present) and Professor
                                                            of Economics and
                                                            Finance, Middle
                                                            Tennessee State
                                                            University (1991 to
                                                            present).

Maria T. Fighetti               Director      April         Retired, formerly,                54         None
7337 E. Doubletree Ranch Rd.                  1994 -        Associate Commissioner,
Scottsdale, Arizona 85258                     present       Contract Management -
Born: 1943                                                  Health Services for New
                                                            York City Department of
                                                            Mental Health, Mental
                                                            Retardation and Alcohol
                                                            Services (1973 to 2002).


Sidney Koch                     Director      April         Financial Adviser and             54         None
7337 E. Doubletree Ranch Rd.                  1994 -        Self-Employed
Scottsdale, Arizona 85258                     present       (January 1993 to
Born: 1935                                                  present).

Corine T. Norgaard              Director      June          Dean, Barney School of            54         Director/Trustee, Mass
7337 E. Doubletree Ranch Rd.                  1991 -        Business, University of                      Mutual Corporate
Scottsdale, Arizona 85258                     present       Hartford (August 1996                        Investors (April 1997 -
Born: 1937                                                  to present).                                 Present)

Edward T. O'Dell                Director      June          Retired, formerly,                54         None
7337 E. Doubletree Ranch Rd.                  2002 -        Partner/Chairman of
Scottsdale, Arizona 85258                     present       Financial Service Group,
Born: 1935                                                  Goodwin Procter LLP
                                                            (June 1966 to September
                                                            2000); Chairman,
                                                            Committee I -
                                                            International Bar
                                                            Association (1995 to
                                                            1999).

Joseph E. Obermeyer(2)          Director      January       President, Obermeyer &            54         None
7337 E. Doubletree Ranch Rd.                  2003 -        Associates, Inc.
Scottsdale, Arizona 85258                     present       (Novemeber 1999 to
Born: 1957                                                  present) and Senior
                                                            Manager, Arthur Andersen
                                                            LLP (1995 to October
                                                            1999).

                                               TERM OF                                     NUMBER OF
                                              OFFICE AND          PRINCIPAL              PORTFOLIOS IN             OTHER
                                POSITION(S)   LENGTH OF          OCCUPATION(S)            FUND COMPLEX          DIRECTORSHIPS
      NAME, ADDRESS              HELD WITH      TIME              DURING THE                OVERSEEN              HELD BY
         AND AGE                THE COMPANY   SERVED(1)         PAST FIVE YEARS           BY DIRECTOR             DIRECTOR
----------------------------    -----------   ----------    -------------------------    -------------   -----------------------
DIRECTORS WHO ARE "INTERESTED
 PERSONS"

J. Scott Fox(3)                 Director      December      President and Chief                 54       Mr. Fox is a Director of
Aeltus Investment                             1997 -        Executive Officer                            IPC Financial Network,
Management, Inc.                              present       (April 2001 to present),                     Inc. (January 2001 to
10 State House Square                                       Managing Director and                        present).
Hartford, Connecticut                                       Chief Operating Officer
Born: 1955                                                  (April 1994 to
                                                            April 2001), Chief
                                                            Financial Officer (April
                                                            1994 to July 2001),
                                                            Aeltus Investment
                                                            Management, Inc.;
                                                            Executive Vice President
                                                            (April 2001 to present),
                                                            Director, Chief Operating
                                                            Officer (February 1995 to
                                                            present), Chief Financial
                                                            Officer, Managing
                                                            Director (February 1995
                                                            to April 2001), Aeltus
                                                            Capital, Inc.; Senior
                                                            Vice President -
                                                            Operations, Aetna Life
                                                            Insurance and Annuity
                                                            Company, March 1997 to
                                                            December 1997.

Thomas J. McInerney(4)          Director      March         Chief Executive Officer,           170       Director, Hemisphere,
7337 E. Doubletree Ranch Rd.                  2002 -        ING U.S. Financial                           Inc. (May 2003 - Present).
Scottsdale, Arizona 85258                     present       Services (September 2001                     Director, Equitable Life
Born: 1956                                                  to present); General                         Insurance Co., Golden
                                                            Manager and Chief                            American Life Insurance
                                                            Executive Officer, ING                       Co., Life Insurance
                                                            U.S. Worksite Financial                      Company of Georgia,
                                                            Services (December 2000                      Midwestern United Life
                                                            to present); Member, ING                     Insurance Co., ReliaStar
                                                            Americas Executive                           Life Insurance Co.,
                                                            Committee (2001 to                           Security Life of Denver,
                                                            present); President, Chief                   Security Connecticut Life
                                                            Executive Officer and                        Insurance Co., Southland
                                                            Director of Northern Life                    Life Insurance Co., USG
                                                            Insurance Company (2001                      Annuity and Life
                                                            to present), ING Aeltus                      Company, and United
                                                            Holding Company, Inc.                        Life and Annuity
                                                            (2000 to present), ING                       Insurance Co., Inc.
                                                            Retail Holding Company                       (March 2001 - Present);
                                                            (1998 to present).                           Trustee, Ameribest Life
                                                            Formerly, ING Life                           Insurance Co., (2001 -
                                                            Insurance and Annuity                        2003); Trustee, First
                                                            Company (1997 to                             Columbine Life Insurance
                                                            November 2002), ING                          Co., (2001 - 2002);
                                                            Retirement Holdings, Inc.                    Member of the Board,
                                                            (1997 to March 2003);                        National Commission on
                                                            General Manager and                          Retirement Policy,
                                                            Chief Executive Officer,                     Competitiveness and
                                                            ING Worksite Division                        Technology of
                                                            (December 2000 to                            Connecticut, Connecticut
                                                            October 2001), President,                    Business and Industry
                                                            ING-SCI, Inc.                                Association, Bushnell;
                                                            (August 1997 to                              Connecticut Forum;
                                                            December 2000);                              Metro Hartford Chamber
                                                            President, Aetna                             of Commerce; and is
                                                            Financial Services                           Chairman, Concerned
                                                            (August 1997 to                              Citizens for Effective
                                                            December 2000); and has                      Government.
                                                            held a variety of line and
                                                            corporate staff positions
                                                            since 1978.

----------
(1) Directors serve until their successors are duly elected and qualified, subject to the Board's retirement policy.
(2)  Mr. Obermeyer was elected to the Board on January 1, 2003.
(3) Mr. Fox is an "interested person," as defined under the 1940 Act, because of his relationship with ING Aeltus, an affiliate of ING Investments.
(4) Mr. McInerney is an "interested person," as defined under the 1940 Act, because of his affiliation with ING U.S. Financial Services and ING U.S. Worksite Financial Services, both affiliates of ING Investments.

                                                                                                  PRINCIPAL
                                                              TERM OF OFFICE                    OCCUPATION(S)
       NAME, ADDRESS                 POSITION(S)               AND LENGTH OF                      DURING THE
           AND AGE               HELD WITH THE COMPANY         TIME SERVED(1)                  PAST FIVE YEARS
----------------------------     ---------------------     ---------------------       -----------------------------------
James M. Hennessy                President, Chief          February 2002 -             President and Chief Executive
7337 E. Doubletree Ranch Rd.     Executive Officer and     present                     Officer of ING Capital Corporation,
Scottsdale, Arizona 85258        Chief Operating                                       LLC, ING Funds Services, LLC, ING
Born: 1949                       Officer                                               Advisors, Inc., ING Investments,
                                                                                       LLC, Lexington Funds Distributor,
                                                                                       Inc., Express America T.C. Inc. and
                                                                                       EAMC Liquidation Corp. (since
                                                                                       December 2001); Executive Vice
                                                                                       President and Chief Operating
                                                                                       Officer of ING Funds Distributor,
                                                                                       LLC (since June 2000).

Stanley D. Vyner                 Executive Vice            February 2002 -             Executive Vice President of ING
7337 E. Doubletree Ranch Rd.     President                 present                     Advisors, Inc. and ING Investments,
Scottsdale, Arizona 85258                                                              LLC (July 2000 to present) and
Born: 1950                                                                             Chief Investment Officer of the
                                                                                       International Portfolios, ING
                                                                                       Investments, LLC (July 1996 to
                                                                                       present). Formerly, President and
                                                                                       Chief Executive Officer of ING
                                                                                       Investments, LLC (August 1996 to
                                                                                       August 2000).

Michael J. Roland                Executive Vice            April 2002 - present        Executive Vice President, Chief
7337 E. Doubletree Ranch Rd.     President and                                         Financial Officer and Treasurer of
Scottsdale, Arizona 85258        Assistant Secretary                                   ING Funds Services, LLC, ING Funds
Born: 1958                                                                             Distributor, LLC, ING Advisors, Inc.,
                                 Principal Financial       February 2002 -             ING Investments, LLC
                                 Officer                   present                     (December 2001 to present),
                                                                                       Lexington Funds Distributor, Inc.,
                                                                                       Express America T.C. Inc. and
                                                                                       EAMC Liquidation Corp. (since
                                                                                       December 2001). Formerly,
                                                                                       Executive Vice President, Chief
                                                                                       Financial Officer and Treasurer of
                                                                                       ING Quantitative Management,
                                                                                       Inc. (December 2001 to
                                                                                       October 2002); and Senior Vice
                                                                                       President, ING Funds Services, LLC,
                                                                                       ING Investments, LLC, and ING
                                                                                       Funds Distributor, LLC (June 1998
                                                                                       to December 2001).

Robert S. Naka                   Senior Vice President     February 2002 -             Senior Vice President and Assistant
7337 E. Doubletree Ranch Rd.     and Assistant             present                     Secretary of ING Funds Services,
Scottsdale, Arizona 85258        Secretary                                             LLC, ING Funds Distributor, LLC,
Born: 1963                                                                             ING Advisors, Inc., ING
                                                                                       Investments, LLC (October 2001 to
                                                                                       present) and Lexington Funds
                                                                                       Distributor, Inc. (since December
                                                                                       2001). Formerly, Senior Vice
                                                                                       President and Assistant Secretary
                                                                                       for ING Quantitative Management,
                                                                                       Inc. (October 2001 to October
                                                                                       2002); Vice President, ING
                                                                                       Investments, LLC (April 1997 to
                                                                                       October 1999), and ING Funds
                                                                                       Services, LLC (February 1997 to
                                                                                       August 1999).

                                                                                                  PRINCIPAL
                                                              TERM OF OFFICE                    OCCUPATION(S)
       NAME, ADDRESS                 POSITION(S)               AND LENGTH OF                      DURING THE
         AND AGE                HELD WITH THE COMPANY         TIME SERVED(1)                  PAST FIVE YEARS
----------------------------     ---------------------     ---------------------       -----------------------------------
Kimberly A. Anderson             Senior Vice President     December 2003 -             Vice President and Assistant
7337 E. Doubletree Ranch Rd.                               present                     Secretary of ING Funds Services,
Scottsdale, Arizona 85258                                                              LLC, ING Funds Distributor, LLC,
Born: 1964                       Vice President            February 2002 -             ING Advisors, Inc., ING
                                                           December 2003               Investments, LLC (since
                                                                                       October 2001) and Lexington
                                 Secretary                 February 2002 -             Funds Distributor, Inc. (since
                                                           September 2003              December 2001). Formerly, Vice
                                                                                       President for ING Quantitative
                                                                                       Management, Inc. (October 2001 to
                                                                                       October 2002); Assistant Vice
                                                                                       President of ING Funds Services,
                                                                                       LLC (November 1999 to January 2001)
                                                                                       and has held various other
                                                                                       positions with ING Funds Services,
                                                                                       LLC for more than the last five
                                                                                       years.

Robyn L. Ichilov                 Vice President and        February 2002 -             Vice President of ING Funds
7337 E. Doubletree Ranch Rd.     Treasurer                 present                     Services, LLC (October 2001to
Scottsdale, Arizona 85258                                                              present) and ING Investments, LLC
Born: 1967                                                                             (August 1997 to present);
                                                                                       Accounting Manager, ING
                                                                                       Investments, LLC (November 1995 to
                                                                                       present).

J. David Greenwald               Vice President            September 2003 -            Vice President of Mutual Fund
7337 E. Doubletree Ranch Rd.                               present                     Compliance of ING Funds Services,
Scottsdale, Arizona 85258                                                              LLC (May 2003 - Present). Formerly
Born: 1957                                                                             Assistant Treasurer and Director of
                                                                                       Mutual Fund Compliance and
                                                                                       Operations of American Skandia, A
                                                                                       Prudential Financial Company
                                                                                       (October 1996 - May 2003).

Lauren D. Bensinger              Vice President            March 2003 - present        Vice President and Chief
7337 E. Doubletree Ranch Rd.                                                           Compliance Officer, ING Funds
Scottsdale, Arizona 85258                                                              Distributor, LLC. (July 1995 -
Born: 1957                                                                             Present); Vice President
                                                                                       (February 1996 - Present) and Chief
                                                                                       Compliance Officer (October 2001 -
                                                                                       Present) ING Investments, LLC; Vice
                                                                                       President and Chief Compliance
                                                                                       Officer, ING Advisors, Inc. (July
                                                                                       2000 - Present), Vice President and
                                                                                       Chief Compliance Officer, ING
                                                                                       Quantitative Management, Inc. (July
                                                                                       2000 - September 2002), and Vice
                                                                                       President, ING Fund Services, LLC
                                                                                       (July 1995 - Present).

Todd Modic                       Vice President            September 2003 -            Vice President of Financial
7337 E. Doubletree Ranch Rd.                               present                     Reporting-Fund Accounting of ING
Scottsdale, Arizona 85258                                                              Funds Services, LLC
Born: 1967                       Assistant                 April 2002 -                (September 2002 to present).
                                 Vice President            September 2003              Director of Financial Reporting of
                                                                                       ING Investments, LLC ( March 2001
                                                                                       to September 2002). Formerly,
                                                                                       Director of Financial Reporting,
                                                                                       Axient Communications, Inc.
                                                                                       (May 2000 to January 2001) and
                                                                                       Director of Finance, Rural/Metro
                                                                                       Corporation (March 1995 to
                                                                                       May 2000).

Theresa Kelety                   Secretary                 September 2003 -            Counsel, ING U.S. Financial Services
7337 E. Doubletree Ranch Rd.                               present                     (April 2003 - Present). Formerly,
Scottsdale, Arizona 85258                                                              Senior Associate with Shearman &
Born: 1963                                                                             Sterling (February 2000 - April 2003)
                                                                                       and Associate with Sutherland
                                                                                       Asbill & Brennan (1996 - February
                                                                                       2000).

                                                                                                  PRINCIPAL
                                                              TERM OF OFFICE                    OCCUPATION(S)
       NAME, ADDRESS                 POSITION(S)               AND LENGTH OF                      DURING THE
           AND AGE               HELD WITH THE COMPANY        TIME SERVED(1)                   PAST FIVE YEARS
----------------------------     ---------------------     ---------------------       -----------------------------------
Susan P. Kinens                  Assistant                 March 2003 - present        Assistant Vice President and
7337 E. Doubletree Ranch Rd.     Vice President and                                    Assistant Secretary, ING Funds
Scottsdale, Arizona 85258        Assistant Secretary                                   Services, LLC (December 2002 -
Born: 1976                                                                             Present); and has held various
                                                                                       other positions with ING Funds
                                                                                       Services, LLC for more than the
                                                                                       last five years.

Maria M. Anderson                Assistant                 April 2002 - present        Assistant Vice President of ING
7337 E. Doubletree Ranch Rd.     Vice President                                        Funds Services, LLC (since
Scottsdale, Arizona 85258                                                              October 2001). Formerly, Manager
Born: 1958                                                                             of Fund Accounting and Fund
                                                                                       Compliance, ING Investments, LLC
                                                                                       (September 1999 to November 2001);
                                                                                       and Section Manager of Fund
                                                                                       Accounting, Stein Roe Mutual Funds
                                                                                       (July 1998 to August 1999).

Huey P. Falgout                  Assistant Secretary       September 2003 -            Counsel, ING U.S. Financial Services
7337 E. Doubletree Ranch Rd.                               present                     (November 2002 - Present).
Scottsdale, Arizona 85258                                                              Formerly, Associate General
Born: 1963                                                                             Counsel of AIG American General
                                                                                       (January 1999 - November 2002) and
                                                                                       Associate General Counsel of Van
                                                                                       Kampen, Inc. (April 1992 - January
                                                                                       1999).

---------------
(1) The officers hold office until the next annual meeting of the Trustees and until their successors have been elected and qualified.

ING Funds Distributor, LLC offers the funds listed below. Investors may obtain a copy of a prospectus of any ING Fund by calling ING Funds Distributor, LLC at
(800) 992-0180. Please read the prospectus carefully before investing or sending money.

INTERNATIONAL EQUITY
     ING Emerging Countries Fund
     ING Foreign Fund
     ING International Fund
     ING International Growth Fund
     ING International SmallCap Growth Fund
     ING International Value Fund
     ING Precious Metals Fund
     ING Russia Fund

INTERNATIONAL GLOBAL EQUITY
     ING Global Equity Dividend Fund
     ING Global Real Estate Fund
     ING Worldwide Growth Fund

DOMESTIC EQUITY FUNDS
     ING Disciplined LargeCap Fund
     ING Growth Fund
     ING Growth + Value Fund
     ING Growth Opportunities Fund
     ING LargeCap Growth Fund
     ING MidCap Opportunities Fund
     ING Small Company Fund
     ING SmallCap Opportunities Fund
     ING Technology Fund

DOMESTIC EQUITY INDEX FUNDS
     ING Index Plus LargeCap Fund
     ING Index Plus MidCap Fund
     ING Index Plus SmallCap Fund

DOMESTIC EQUITY VALUE FUNDS
     ING Financial Services Fund
     ING MagnaCap Fund
     ING Tax Efficient Equity Fund
     ING Value Opportunity Fund
     ING SmallCap Value Fund
     ING MidCap Value Fund

DOMESTIC EQUITY AND INCOME FUNDS
     ING Balanced Fund
     ING Convertible Fund
     ING Equity and Bond Fund
     ING Growth and Income Fund
     ING Real Estate Fund

FIXED INCOME FUNDS
     ING Bond Fund
     ING Classic Money Market Fund*
     ING Government Fund
     ING GNMA Income Fund
     ING High Yield Opportunity Fund
     ING High Yield Bond Fund
     ING Intermediate Bond Fund
     ING Lexington Money Market Trust*
     ING National Tax Exempt Bond Fund
     ING Money Market Fund*
     ING Aeltus Money Market Fund*
     ING Strategic Bond Fund

STRATEGIC ALLOCATION FUNDS
     ING Strategic Allocation Growth Fund
     ING Strategic Allocation Balanced Fund
     ING Strategic Allocation Income Fund

LOAN PARTICIPATION FUNDS
     ING Prime Rate Trust
     ING Senior Income Fund

* An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

INVESTMENT MANAGER
ING Investments, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258

ADMINISTRATOR
ING Funds Services, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258

DISTRIBUTOR
ING Funds Distributor, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258
1-800-334-3444

TRANSFER AGENT
DST Systems, Inc.
P.O. Box 419368
Kansas City, Missouri 64141-6368

CUSTODIAN
Bank of New York
100 Colonial Center Parkway, Suite 300
Lake Mary, FL 32746

LEGAL COUNSEL
Goodwin Procter, LLP
Exchange Place,
53 State Street
Boston, MA 02109

INDEPENDENT AUDITORS
KPMG LLP
99 High Street
Boston, MA 02110

A prospectus containing more complete information regarding the Funds, including charges and expenses, may be obtained by calling ING Funds Distributor, LLC at 1-800-992-0180. Please read the prospectus carefully before you invest or send money. The Funds' proxy voting record will be available without charge on or about August 31, 2004 on the Funds' website at www.ingfunds.com and on the SEC's website at www.sec.gov.


[ING FUNDS LOGO]                                          AFIP&SASAR1103-012904

SEMI-ANNUAL REPORT

SEMI-ANNUAL REPORT

NOVEMBER 30, 2003
CLASSES A, B, C, I AND O

DOMESTIC EQUITY GROWTH FUNDS

ING GROWTH FUND
ING SMALL COMPANY FUND
ING TECHNOLOGY FUND

DOMESTIC EQUITY VALUE FUND
ING VALUE OPPORTUNITY FUND

DOMESTIC EQUITY AND INCOME FUNDS
ING BALANCED FUND
ING GROWTH AND INCOME FUND

[GRAPHIC]

[ING FUNDS LOGO]

                                TABLE OF CONTENTS

President's Letter                      1
Market Perspective                      2
Portfolio Managers' Reports:
   Domestic Equity Growth Funds         4
   Domestic Equity Value Fund          10
   Domestic Equity and Income Funds    12
Index Descriptions                     16
Statements of Assets and Liabilities   17
Statements of Operations               21
Statements of Changes in Net Assets    23
Financial Highlights                   26
Notes to Financial Statements          39
Portfolios of Investments              50
Director and Officer Information       70

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                               PRESIDENT'S LETTER

[PHOTO OF JAMES M. HENNESSY]

Dear Shareholder,

What a difference a few months can make. In my last letter to our shareholders in the annual report, it was hard to escape the sense of anxiety that many investors were experiencing. Now, six months later, I believe there may be a renewed sense of optimism among investors -- cautious optimism, to be sure, but optimism nevertheless.

And I believe there are good, solid reasons for this improved outlook. For one, many key corporations have been reporting profits in recent months. Granted, the numbers are modest, but they have been noteworthy, consistent and credible because many of these same companies are employing stricter accounting standards following the Enron debacle. Going hand-in-hand with these upbeat figures are the improving price-to-earning ratios and improving valuations that many investors are now seeing.

This renewed confidence has been tempered, however, by recent events and news stories concerning mutual fund trading practices, including after-hours trading and market timing. As with many financial services companies, ING Investments, LLC ("ING Investments"), investment adviser to the ING Funds, and affiliates of ING Investments (collectively, "ING") have received requests for information from various governmental and self-regulatory agencies in connection with investigations related to trading in investment company shares. In each case, full cooperation and responses are being provided. ING is also conducting an internal review of investment company share trading, as well as reviewing their policies and procedures in this area.

Also, I want to clearly state that ING Funds does not condone the illegal practice of after-hours trading. In addition, it has been our long-standing policy to discourage inappropriate fund trading in our funds. In fact, over the years, ING Funds has taken a variety of steps to address inappropriate fund trading activity. We were among the first fund groups to employ innovative techniques such as making extensive use of fair-value pricing for foreign securities.

ING Funds believes that mutual funds are an important vehicle for individual investors, because mutual funds provide the opportunity for investment in professionally managed and monitored, diversified portfolios. As such, we consider the fair treatment of committed investors to be of the utmost importance. We continue to look for effective strategies to address fund trading issues. We hope that the increased attention this issue is now receiving will make it easier for the industry to effectively address inappropriate fund trading in the future.

On behalf of everyone at ING Funds, thank you for your continued support. We look forward to helping you meet your investment goals in the future.

Sincerely,

/s/ James M. Hennessy

James M. Hennessy
President
ING Funds
January 9, 2004

MARKET PERSPECTIVE: SIX MONTHS ENDED NOVEMBER 30, 2003

During the six months ended November 30, 2003, GLOBAL EQUITIES were strong practically across the board, after bouncing sharply from low points in March and April as major conflict in Iraq quickly ended. The Morgan Stanley Capital International ("MSCI") World Index rose 14.7% in dollars. The period started with the world's major economies still weak after recession. Some would get weaker still. But by the end, a remarkable acceleration in the U.S. had improved the outlook in that country and dragged the rest of the world into growth.

U.S. EQUITIES returned 10.8% in the six months, based on the Standard & Poors ("S&P") 500 Index including dividends. This implied, by the end of November, a market trading at about 17.2 times 2004 estimated earnings. This is a not particularly compelling level, similar to those seen during much of the period. But what a difference six months makes. By the end of May the first quarter Gross Domestic Product ("GDP") growth, reported at just 1.4% annualized, had included corporate earnings only about 2.4% higher than in the same quarter of 2002 and declining equipment and software expenditure. But second quarter GDP growth estimates were revised up to a healthy 3.3%, with corporate profits from current production advancing 14.3%. Spending on equipment and software rose by 8.3%. Productivity growth was estimated at the excellent rate of 6.8%. Then in the last days of November, third quarter GDP growth was revised up to a remarkable 8.2% annualized. This was the best showing since the first quarter of 1984. The components of this figure were as encouraging as the total. Consumer spending rose 6.4% and while half of this could be attributed to an income tax cut enacted earlier in the year, nothing could dilute the importance of the rise in business fixed investment of 16.7% within which equipment and software purchases rose a buoyant 18.4%. Profits rose 11.8% annualized from the second quarter and fully 30% from the third quarter of 2002. The lingering concern had been the slow growth in jobs. But here too there was progress. The employment report showed that the economy had created 286,000 jobs in the three months through October, while by the end of November unemployment claims had fallen to about 350,000. Add to this continued expansion in the manufacturing and service industries, booming housing and construction and a raft of other positive statistics and it seemed clear that the U.S. economy was confidently on the move.

U.S. FIXED INCOME markets had been propelled higher in May when Federal Open Market Committee ("FOMC") Chairman Greenspan asserted that to forestall deflation, the Federal Reserve might purchase bonds. But after disappointing markets by only reducing the Fed Funds rate by 0.25% at the end of June and appearing to downplay the likelihood of bond purchases after all, bond yields soared. The ten-year Treasury yield at the end of November was 4.32%, almost exactly 1% above the starting yield on May 30. Conversely the 13-week bill rate fell by 0.18%. For the six months, according to Lehman Brothers Fixed Income Indices, U.S. Treasuries had a return of -2.9%. Corporate Investment Grade Bonds did less badly, returning -0.9%. But the high yield sector performed much better than investment grade bonds, given its closer affinity with equities. The Lehman Brothers High Yield Bond Index rose 9.5% for the six months ended November 30, 2003.

CURRENCIES were never far from the headlines during the six months, particularly the weakening dollar against the Euro. The main reasons for the Euro's strength over the last year have been the growing realization that the U.S.'s current account deficit, approximately $500 billion per annum, is unsustainable, together with the fact that other major trading partners like China and (until recently) Japan have been able to stop their currencies from rising. The Bank of Japan has spent an astonishing $162 billion in 2003 to slow the Yen's rise.

Unsurprisingly, despite presently tame inflation, the world's oldest "real" currency, GOLD, which is denominated in dollars, rose by the end of November to nearly $400 an ounce, the highest level in at least eight years.

JAPAN soared 32.6% in dollar terms in the six months to November 30, based on the MSCI Japan Index, with one third of this due to yen appreciation. By the end of the period the Japanese stock market was trading at a P/E multiple of about 20 times 2004 earnings. More and more commentators seemed willing to say that the worst was over for an economy that has been in the doldrums for more than a decade. Surprisingly good second quarter GDP growth of 3.9% annualized was followed up by growth of 2.2% in the third quarter. But this was entirely export led; domestic demand remained weak. Little wonder that the Bank of Japan has been spending so much to keep the yen from appreciating.

                          MARKET PERSPECTIVE: SIX MONTHS ENDED NOVEMBER 30, 2003

Japan's underlying problems: chronic deflation and a banking system weak and paralyzed by a massive volume of non-performing loans have still to be solved. A nervous market fell by more than 3% in November.

EUROPEAN EX UK (UNITED KINGDOM) markets, as represented by the MSCI Europe ex UK Index, rose 17.9% in dollars during the six months ended November 30, 2003. At these levels markets trade at an undemanding 14 1/2 times 2004 earnings. Stagnating economies remained the problem. In early September the Eurozone reported a slight second quarter contraction in GDP, after practically no increase in the first. The European Central Bank reduced rates just once to 2%, twice the level of the accelerating U.S. The European Union's "stability pact" under which countries must keep their budget deficits to a maximum of 3% of GDP or face sanctions, was effectively abandoned in November when blatant offenders France and Germany said they would not comply. On a more positive note Germany finally found the political will to make the labor market more flexible, by reducing unemployment benefits and allowing small businesses to hire more temporary help, while France slimmed the expensive pension plan for state employees. The relief that met the region's 0.4% third quarter GDP growth was tempered by the fact that, as in Japan, the entire source of the gain was exports. Consumer spending was stagnant while business investment fell, a difficult environment for profit growth. The appeal of stocks in the Eurozone rests on their cheapness. Investors are hoping that this is based on a corporate earnings outlook that is too pessimistic.

The UK market rose 14.8% in dollars in the period under review, based on the MSCI UK Index, more than one third of this due to sterling strength. At those levels the UK market was trading at about 17.8 times 2004 earnings. As in the U.S., barely positive GDP growth in the first quarter improved to a much healthier 3.1% annualized in the third quarter. A robust service sector and a bubbling housing market were behind a fairly healthy level of domestic demand, supported by the lowest rate of unemployment in G8, just 5% by the end of November. While inflation is a very tame 1.4%, the worryingly high level of consumer indebtedness caused the Bank of England to raise short-term interest rates by 0.25% to 3.75%, making it the first of the world's major central banks to do so. This may well mark the turning point in global interest rates.

ING GROWTH FUND                                       Portfolio Managers' Report

PORTFOLIO MANAGEMENT TEAM: A team of equity investment specialists led by Kenneth Bragdon, CFA, Aeltus Investment Management, Inc. -- the Sub-Adviser.

GOAL: The ING Growth Fund (the "Fund") seeks growth of capital through investment in a diversified portfolio consisting primarily of common stocks and securities convertible into common stocks believed to offer growth potential.

PERFORMANCE: For the six-month period ended November 30, 2003, the Fund's Class I shares returned 12.49% compared to the Russell 1000 Growth Index, which returned 12.43% for the same period.

PORTFOLIO SPECIFICS: Strong stock selection in the healthcare and financial services sectors were the primary drivers of the Fund's relative performance during the period. In the healthcare sector, our holdings in managed care provider Coventry Health Care rose significantly as strong pricing and enrollment trends, as well as accretive acquisitions, drove earnings estimates higher. Kindred Healthcare, a provider of long-term healthcare facilities, also performed well. This company recently divested its Florida operations which were operating at a loss. The divestiture of these operations drove earnings estimates meaningfully higher. We also avoided several large-cap stocks in the sector that significantly underperformed during the period, such as Merck & Co and Medtronic. In the financial services sector, brokerage stocks performed particularly well as capital markets activity began to show signs of a recovery. Our holdings in Merrill Lynch and Ameritrade Holding Corp. performed particularly well.

Our performance was negatively impacted by our overweight position in energy stocks. While crude and natural gas prices were strong during the period, energy stocks did not follow suit. We believe investors were reluctant to put new money into the sector, fearing a correction in commodity prices. Our holdings in oilfield service companies such as Nabors Industries, Smith International and BJ Services underperformed the market and were a drag on performance. We continue to believe that energy demand will rise as global gross domestic product ("GDP") growth continues in coming months, supporting commodity prices. This should result in an increase in drilling activity and strong earnings growth for oil service providers in 2004. Therefore, we remain overweight energy stocks relative to our benchmark.

MARKET OUTLOOK: In our view, the positive effects of stimulative tax policy, accommodative monetary policy and low interest rates are clearly taking hold on the U.S. economy, as evidenced by 8.2% annualized real GDP growth in the third quarter. Inventories have been worked down considerably, industrial production is rebounding, and the labor markets are beginning to show signs of strength. Despite the recent stock market rally, equity valuations remain attractive relative to other asset classes in our view. We continue to believe that the backdrop for the equity markets overall, and for growth stocks in particular, remains positive. As always, we continue to invest in companies that we determine have positive business momentum and attractive valuation.

Portfolio Managers' Report                                       ING GROWTH FUND

                                        AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED NOVEMBER 30, 2003
                             ------------------------------------------------------------------------------------------
                                                SINCE INCEPTION    SINCE INCEPTION   SINCE INCEPTION    SINCE INCEPTION
                                                  OF CLASS A         OF CLASS B        OF CLASS C         OF CLASS I
                             1 YEAR    5 YEAR      04/15/94           03/01/99          06/30/98           01/04/94
                             ------   ------   ---------------    ---------------   ---------------    ---------------
Including Sales Charge:
   Class A(1)                  8.94%   -4.14%             7.40%                --                --                 --
   Class B(2)                  9.73%      --                --              -6.87%               --                 --
   Class C(3)                 13.55%   -3.76%               --                 --             -3.86%                --
   Class I                    15.76%   -2.76%               --                 --                --               8.56%
Excluding Sales Charge:
   Class A                    15.58%   -2.99%             8.06%                --                --                 --
   Class B                    14.73%       --               --              -6.56%               --                 --
   Class C                    14.55%   -3.76%               --                 --             -3.86%                --
   Class I                    15.76%   -2.76%               --                 --                --               8.56%
Russell 1000 Growth Index     16.75%   -4.12%             9.67%(4)          -6.25%            -2.82%(5)           8.92%(6)

The table above illustrates the total return of ING Growth Fund against the Russell 1000 Growth Index. The Index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

The performance table does not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Fund. Total returns would have been lower had there been no waiver to the Fund.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1)  Reflects deduction of the maximum Class A sales charge of 5.75%.

(2) Reflects deduction of the Class B deferred sales charge of 5% and 2%, respectively, for the 1 year and since inception returns.

(3) Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

(4)  Since inception performance for index is shown from 04/01/1994.

(5)  Since inception performance for index is shown from 07/01/1998.

(6)  Since inception performance for index is shown from 01/01/1994.

PRINCIPAL RISK FACTOR(S): Exposure to financial and market risks that accompany investments in equities. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of stocks. Historically, growth-oriented stocks have been more volatile than value-oriented stocks. The value of convertible securities may fall when interest rates rise. Stocks of smaller companies tend to be less liquid and more volatile than stocks of small companies. Stocks of smaller companies also can be particularly sensitive to unexpected changes in interest rates, borrowing costs and earnings. The Fund's investments in derivatives are subject to the risk that changes in market prices of securities or interest rates may result in a loss. The use of certain derivatives may have a leveraging effect, which may increase the volatility of the Fund and may reduce its returns. The Fund's investments in high yield securities are subject to greater risk than higher quality securities, including the risks associated with greater price volatility, principal and income risk. The Fund's investments in foreign securities involve special risks including currency fluctuations, lower liquidity, political and economic uncertainties, and differences in accounting standards. Because the Fund may invest in other investment companies, you may pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Fund. The Fund may lend portfolio securities, which then may not be available to the Fund on a timely basis. During periods of high portfolio turnover, the Fund is subject to greater expenses.

                 See accompanying index descriptions on page 16.

ING SMALL COMPANY FUND                                Portfolio Managers' Report

PORTFOLIO MANAGEMENT TEAM: A team of equity investment specialists led by Carolie Burroughs, CFA, Aeltus Investment Management, Inc. -- the Sub-Adviser.

GOAL: The ING Small Company Fund (the "Fund") seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks of companies with smaller market capitalizations.

PERFORMANCE: For the six-month period ended November 30, 2003, the Fund's Class I shares returned 25.91% compared to the Russell 2000 Index, which returned 24.65% for the same period.

PORTFOLIO SPECIFICS: For the six-month period ended November 30, 2003, the Russell 2000 Index rose 24.65%, outperforming all major equity indexes. The strong outperformance of small cap stocks has put the Russell 2000 Index back to the levels it reached during the technology bubble. The Fund successfully tackled two obstacles, which are coincident with the early stages of a market recovery, in order to beat the Russell 2000 Index this period. First, stocks in the bottom half of the Russell 2000 Index, which provide less than 20% of the liquidity, significantly outperformed those in the top half. The size of the Fund's assets under management and the cost to transact make investment in the less liquid stocks more difficult. Consequently, stock selection in one of the least liquid sectors, materials and processing, contributed negatively to the Fund's performance. Stock selection in the health care, consumer discretionary and financials sectors contributed positively.

Second, speculation in the small cap asset class continued, as evidenced by the Russell 2000 Index's ongoing outperformance over the Standard & Poor's small cap index. Stocks with high market risk, high price to earnings ratios (P/E), and negative earnings prevailed. Technology and technology-related stocks were the big winners, regardless of whether fundamentals supported the stock prices. Our stock selection in the technology sector was the largest single contributor to performance, while our underweight position in autos and transportation hurt performance. In addition, disappointing performance from our telecommunications and consumer staples stocks was a drag on results.

During the period, we lowered our position in the consumer discretionary sector from overweight to market weight. We added to the autos and transportation, materials and processing, health care, and producer durables sectors, as economic data improved and the market began to broaden in the fall. We maintained our overweight in the technology sector. Toward the end of the period, we trimmed our larger, higher volatility, year-to-date strong performers and redeployed the capital into smaller, market risk neutral stocks in anticipation of the seasonal profit taking that occurs in the fourth calendar quarter. Therefore, the number of holdings is temporarily higher until we finish building positions in these smaller securities. We maintain the collar for our sector active weights to within +/-5% of the benchmark weights and keep a style neutral position to avoid being harmed by market reversals. On average, our cash position is 2-4%.

MARKET OUTLOOK: As the economic recovery gains momentum, we expect the market to continue its upward trend in 2004. Although market volatility levels allow for speculative investors to remain in the small cap space, we expect stocks with better fundamentals to outperform in 2004. We have recently witnessed a greater degree of vacillation between growth and value in the past two months. The result -- performance of the Russell 2000 Growth and Value indexes, and the Russell 2000 and S&P Small Cap indexes, have converged. We expect the market to reward stocks with better fundamentals more consistently.

We expect the small cap cycle to follow its course and smaller capitalization stocks to outperform their large cap brethren. First, the economic recovery appears underway. Small cap stocks have offered better fundamentals as demonstrated by the earnings and revenue growth reported in 2003. Second, access to capital for small cap stocks improved in 2003. Attractive interest rates and an appetite for commercial lending by the banking industry bode well for smaller capitalization stocks. We believe that strong equity issuance should persist in 2004 as large cap portfolio managers continue to seek opportunities further down the market capitalization spectrum. Finally, consolidation was up 25% over 2002. We expect it to continue as many firms have opportunistically improved their balance sheets and are poised to invest.

We look forward to 2004 and believe the Fund is well positioned to benefit as the small cap cycle moves up the market cap spectrum and better quality stocks begin to consistently outperform.

Portfolio Managers' Report                                ING SMALL COMPANY FUND

                                        AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED NOVEMBER 30, 2003
                             -----------------------------------------------------------------------------------------
                                               SINCE INCEPTION    SINCE INCEPTION   SINCE INCEPTION    SINCE INCEPTION
                                                 OF CLASS A         OF CLASS B         OF CLASS C        OF CLASS I
                             1 YEAR   5 YEAR      04/15/94           03/01/99           06/30/98          01/04/94
                             ------   ------   ---------------    ---------------   ---------------    ---------------
Including Sales Charge:
   Class A(1)                 26.33%    8.88%            12.77%                --                --                 --
   Class B(2)                 28.07%      --                --              10.18%               --                 --
   Class C(3)                 31.95%    9.32%               --                 --              6.48%                --
   Class I                    34.41%   10.46%               --                 --                --              13.82%
Excluding Sales Charge:
   Class A                    34.04%   10.18%            13.46%                --                --                 --
   Class B                    33.07%      --                --              10.47%               --                 --
   Class C                    32.95%    9.32%               --                 --              6.48%                --
   Class I                    34.41%   10.46%               --                 --                --              13.82%
Russell 2000 Index            36.29%    7.99%             9.89%(4)           8.68%             4.73%(5)           9.33%(6)

The table above illustrates the total return of ING Small Company Fund against the Russell 2000 Index. The Index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

The performance table does not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Fund. Total returns would have been lower had there been no waiver to the Fund.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1)  Reflects deduction of the maximum Class A sales charge of 5.75%.

(2) Reflects deduction of the Class B deferred sales charge of 5% and 2%, respectively, for the 1 year and since inception returns.

(3) Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

(4)  Since inception performance for index is shown from 04/01/1994.

(5)  Since inception performance for index is shown from 07/01/1998.

(6)  Since inception performance for index is shown from 01/01/1994.

PRINCIPAL RISK FACTOR(S): Exposure to financial and market risks that accompany investments in equities. In exchange for higher growth potential, investing in stocks of smaller companies may entail greater price volatility and less liquidity than investing in stocks of larger companies. The Fund may invest in foreign securities, which poses special risks including currency fluctuation and economical and political risks not found in domestic investments. These risks are generally greater in emerging markets. The value of convertible securities may fall when interest rates rise. Investments in derivatives are subject to the risk that changes in market prices of securities or interest rates may result in a loss. The use of certain derivatives may have a leveraging effect, which may increase the volatility of the Fund and may reduce returns. The Fund's investments in high yield securities are subject to greater risk than higher quality securities, including the risks associated with greater price volatility, principal and income risk. Because the Fund may invest in other investment companies, you may pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Fund. The Fund may lend portfolio securities, which then may not be available to the Fund on a timely basis. During periods of high portfolio turnover, the Fund is subject to greater expenses.

                 See accompanying index descriptions on page 16.

ING TECHNOLOGY FUND                                   Portfolio Managers' Report

PORTFOLIO MANAGEMENT TEAM: Ronald E. Elijah and Roderick R. Berry, Portfolio Managers, AIC Asset Management, LLC -- the Sub-Adviser(1).

GOAL: The ING Technology Fund (the "Fund") seeks long-term capital appreciation by investing at least 80% of its assets in common stocks and securities convertible into common stock of companies in the information technology industry sector.

PERFORMANCE: For the six-month period ended November 30, 2003, the Fund's Class I shares returned 25.24% versus the Goldman Sachs Technology Industry Composite Index, which returned 24.32% for the same period.

PORTFOLIO SPECIFICS: As we have seen since the October 9, 2002 market bottom, the semiconductor sector has significantly outperformed the market.

Exiting the six-month period ended November 30, 2003, the Fund maintained a semiconductor sector weighting of slightly over 40%. As we anticipated, the early cyclical nature of the semiconductor industry has had a positive impact on the Fund's performance.

Outside of the semiconductor sector, the Fund continues to be well diversified across the other sub-sectors of the technology industry. In the early weeks of December we have also begun to increase the Fund's weighting in the later cyclical software sector.

The gain from overweighting the semiconductor companies was substantial but unfortunately this was offset by unfavorable stock selection in that sub-sector. However, the Fund also gained by being under weight software and services companies and this was supplemented by good stock selection among the companies we did hold. We were over weight the small retailing companies within the Technology sector and while this detracted from performance as the stocks in the retailing sub-sector under performed Technology stocks in general, the stocks we held did much better than average and the Fund benefited over all. Finally even the small amount of cash we held on average caused some drag on performance in these strong markets.

MARKET OUTLOOK: As of December 31, 2003, AIC Asset Management, LLC will no longer be sub-advising the Fund. Any comments on market outlook or portfolio strategy would not be appropriate as part of this commentary.

----------
(1) On December 17, 2003, the Board approved a special meeting of shareholders to be held during the first quarter of 2004 to approve a change in sub-adviser of the Technology Fund from AIC Asset Management, LLC to BlackRock Advisors, Inc. ("BlackRock") Effective January 1, 2004, BlackRock will begin acting as sub-adviser to the Technology Fund under an interim sub-advisory agreement. In connection with the change in sub-adviser, the Board has also approved changes to the name and non-fundamental investment strategy and policies of the Technology Fund. If shareholders approve the change in sub-adviser, the Board has approved the following changes to the Technology Fund: (1) a name change to ING Global Science and Technology Fund, and (2) strategy and policy changes in which the Fund will become a global fund investing 80% of its assets in common stocks and securities convertible into common stock of companies in the science and technology sectors.

Portfolio Managers' Report                                   ING TECHNOLOGY FUND

                                                           AVERAGE ANNUAL TOTAL RETURNS FOR THE
                                                             PERIODS ENDED NOVEMBER 30, 2003
                                                     -------------------------------------------------
                                                                 SINCE INCEPTION       SINCE INCEPTION
                                                              OF CLASS A, B, C AND I      OF CLASS O
                                                     1 YEAR          03/01/00              08/06/01
                                                     ------   ----------------------   ---------------
                 Including Sales Charge:
                   Class A(1)                         16.82%         -23.79%                    --
                   Class B(2)                         17.77%         -23.80%                    --
                   Class C(3)                         21.52%         -23.29%                    --
                   Class I                            24.44%         -22.36%                    --
                   Class O                            23.87%             --                 -10.22%
                 Excluding Sales Charge:
                   Class A                            23.95%         -22.58%                    --
                   Class B                            22.77%         -23.18%                    --
                   Class C                            22.52%         -23.29%                    --
                   Class I                            24.44%         -22.36%                    --
                   Class O                            23.87%             --                 -10.22%
                 Goldman Sachs Technology Industry
                   Composite Index                    29.80%         -23.67%                 -7.22%(4)

The table above illustrates the total return of ING Technology Fund against the Goldman Sachs Technology Industry Composite Index. The Index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

The performance table does not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Fund. Total returns would have been lower had there been no waiver to the Fund.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1)  Reflects deduction of the maximum Class A sales charge of 5.75%.

(2) Reflects deduction of the Class B deferred sales charge of 5% and 3%, respectively, for the 1 year and since inception returns.

(3) Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

(4)  Since inception performance for index is shown from 08/01/2001.

PRINCIPAL RISK FACTOR(S): The principal risks of investing in the Fund are those generally attributable to stock investing. The Fund concentrates its investments in information technology industries and will tend to experience more volatility than funds not concentrated in one industry. Stocks of smaller companies tend to be less liquid and more volatile than stocks of larger companies, and can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings. The value of the Fund's investments in covertible securities may fall when interest rates rise and its investments in derivatives may result in loss or have a leveraging effect on its portfolio. The Fund may lend portfolio securities, which then may not be available to the Fund on a timely basis. During periods of high portfolio turnover, the Fund is subject to greater expenses.

                 See accompanying index descriptions on page 16.

ING VALUE OPPORTUNITY FUND                            Portfolio Managers' Report

PORTFOLIO MANAGEMENT TEAM: A team of equity investment specialists led by Donald Townswick, CFA, Aeltus Investment Management, Inc.-- the Sub-Adviser.

GOAL: The ING Value Opportunity Fund (the "Fund") seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stock.

PERFORMANCE: For the six-month period ended November 30, 2003, the Fund's Class I shares returned 9.77% compared to the S&P 500 Index, which returned 10.80% for the same period.

PORTFOLIO SPECIFICS: The first two months of the reporting period were somewhat weak on the large cap front, as the market sat back and waited for positive news to develop on the economic and foreign policy front. Some strength was shown by small caps and the tech-heavy NASDAQ market as investors began to get early hints of the terrific third quarter developing in the U.S. economy. Gross domestic product growth came in at 8.2% for the third quarter, versus an expected 6%, and virtually every market indicator turned positive or continued to be positive for the period. These developments drove very strong equity market performance throughout the last four months of the period.

The Fund experienced good stock and sector selection during the period. For example, in keeping with its focus on "broken value" stocks, a position in Novell was purchased near the beginning of the period, and returned 200% for the period. Performance was enhanced by a small overweight in technology stocks, although individual stock performance was disappointing. Stock selection in telecommunications was a strong contributor to results.

A position in Nextel also helped the Fund during the period, as the turnaround in cellular phone service providers separated them from the pack of Baby Bells.

On the other hand, the Fund also owned Merck during the period, which underperformed as a result of a drug failure in the Food and Drug Administration
(FDA) approval process.

MARKET OUTLOOK: As the market celebrated the one year anniversary of the new bull market, we have seen it become more driven by fundamentals than by concerns over Iraq and anxiety over corporate scandals. Despite some selling pressure generated by flows out of various mutual fund companies, which have been implicated in ethical scandals, confidence still appears to be growing in the strength of the U.S. economy.

We believe increased investor confidence coupled with strong corporate earnings should continue to drive the bull market and, more importantly for the Fund, to drive the market to more rationally reward companies with good fundamentals. This would stand in sharp contrast to market behavior this past year, which has consistently rewarded speculative stocks with questionable fundamentals. We present as evidence of this trend the more positive recent performance of the Fund versus the S&P 500 Index (+1.15% from 8/29/03 through 11/28/03).

We believe that our quantitative stock selection process coupled with our disciplined risk controls on size, style and market risk will continue to help us perform well in this environment.

Portfolio Managers' Report                            ING VALUE OPPORTUNITY FUND

                              AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED NOVEMBER 30, 2003
                             ----------------------------------------------------------------------
                                               SINCE INCEPTION    SINCE INCEPTION   SINCE INCEPTION
                                               OF CLASS A & I       OF CLASS B        OF CLASS C
                             1 YEAR   5 YEAR      02/02/98           03/01/99          06/30/98
                             ------   ------   ---------------    ---------------   ---------------
Including Sales Charge:
   Class A(1)                  5.99%    1.19%      2.02%                  --              --
   Class B(2)                  6.52%      --         --                 0.06%             --
   Class C(3)                 10.58%    1.64%        --                   --            0.71%
   Class I                    12.73%    2.65%      3.32%                  --              --
Excluding Sales Charge:
   Class A                    12.46%    2.40%      3.07%                  --              --
   Class B                    11.52%      --         --                 0.40%             --
   Class C                    11.58%    1.64%        --                   --            0.71%
   Class I                    12.73%    2.65%      3.32%                  --              --
S&P 500 Index                 15.13%   -0.46%      2.82%(4)            -1.85%           0.18%(5)

The table above illustrates the total return of ING Value Opportunity Fund against the S&P 500 Index. The Index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

The performance table does not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns re?ect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Fund. Total returns would have been lower had there been no waiver to the Fund.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT RE?ECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1)  Reflects deduction of the maximum Class A sales charge of 5.75%.

(2) Reflects deduction of the Class B deferred sales charge of 5% and 2%, respectively, for the 1 year and since inception returns.

(3) Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

(4)  Since inception performance for index is shown from 02/01/1998.

(5)  Since inception performance for index is shown from 07/01/1998.

PRINCIPAL RISK FACTOR(S): The principal risks of investing in the Fund are those generally attributable to stock investing. They include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Because the prices of value-oriented stocks tend to correlate more closely with economic cycles than growth-oriented stocks, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production. The value of the Fund's investments in convertible securities may fall when interest rates rise, its investments in derivatives may result in loss or have a leveraging effect on its portfolio, and its high-yield securities investment may be subject to volatility and principal and income risk. The Fund may lend portfolio securities, which then may not be available to the Fund on a timely basis. During periods of high portfolio turnover, the Fund is subject to greater expenses.

                 See accompanying index descriptions on page 16.

ING BALANCED FUND                                     Portfolio Managers' Report

PORTFOLIO MANAGEMENT TEAM: Neil Kochen, CFA and James B. Kauffmann, Aeltus Investment Management, Inc. -- the Sub-Adviser.

GOAL: The ING Balanced Fund (the "Fund") seeks to maximize investment return consistent with reasonable safety of principal, by investing in a diversified portfolio of one or more of the following asset classes: stocks, bonds and cash equivalents, based on the judgment of the Portfolio's management, of which of those sectors or mix thereof offers the best investment prospects.

PERFORMANCE: For the six-month period ended November 30, 2003, the Fund's Class I shares returned 6.46% compared to a composite index consisting of 60% of the return of the S&P 500 Index and 40% of the return of the Lehman Brothers Aggregate Bond Index, which returned 6.01% for the same period.

PORTFOLIO SPECIFICS The equity component of the Fund outperformed the S&P 500 Index, primarily due to strong security selection. Stock selection in the healthcare, consumer discretionary andtelecommunications sectors had the largest positive impact on results, while selection among financials and consumer staples hurt performance. Sector allocation also had a positive impact on results, with an overweight in technology and an underweight in consumer staples adding to returns, and an overweight in energy stocks only modestly detracting. Stocks having the largest positive impact on performance were Intel, Novell and Cisco Systems. Stocks having the largest negative impact on performance were Merck, Freddie Mac and Johnson & Johnson.

The fixed income portion of the Fund out-performed its benchmark, the Lehman Brothers Aggregate Bond Index. Chief sources of out-performance included overweights in longer-duration and lower quality credits which both outperformed shorter duration and high quality names. An overweight to mortgage-backed securities also boosted excess returns earlier in the period. Our short duration posture also assisted in beating the index. Exposure to both high yield and emerging markets -- which were strong performers over the six months ended November 30, 2003 -- provided a further lift in excess returns, although our relatively conservative high yield security selection lagged the high yield index itself.

MARKET OUTLOOK: After a shaky start to the year, both the financial markets and the economy began to firm in the spring and early summer of this year. Stocks are up strongly from their March lows, and despite being beat up in July, the bond market has turned in positive results for the year. The S&P 500 Index continued its run on a backdrop of stellar third quarter corporate profits and strong economic growth. Both corporate profit growth and gross domestic product growth hit nineteen year highs at 30% and 8.2% respectively. While we still seek lasting strength in manufacturing and greater gains in employment, we anticipate the recovery will continue through the fourth quarter of this year, and although equity gains may be more modest going forward, we look for a strong finish for the year.

Portfolio Managers' Report                                     ING BALANCED FUND

                                                   AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED NOVEMBER 30, 2003
                                           -----------------------------------------------------------------------------------
                                                                          SINCE INCEPTION    SINCE INCEPTION   SINCE INCEPTION
                                                                            OF CLASS A         OF CLASS B        OF CLASS C
                                           1 YEAR    5 YEAR    10 YEARS      04/15/94           03/01/99          06/30/98
                                           ------    ------    --------   ---------------    ---------------   ---------------
Including Sales Charge:
   Class A(1)                                5.93%     1.13%       --         7.64%                 --              --
   Class B(2)                                6.68%       --        --                             0.71%             --
   Class C(3)                               10.47%     1.54%       --           --                                1.50%
   Class I                                  12.58%     2.57%     8.38%          --                  --
Excluding Sales Charge:
   Class A                                  12.39%     2.33%       --         8.30%                 --              --
   Class B                                  11.68%       --        --                             1.06%             --
   Class C                                  11.47%     1.54%       --           --                                1.50%
   Class I                                  12.58%     2.57%     8.38%          --                  --
S&P 500 Index                               15.13%    -0.46%    10.67%       11.37%(4)           -1.85%           0.18%(5)
Lehman Brothers Aggregate Bond Index         5.18%     6.47%     6.90%        7.41%(4)            6.99%           6.78%(5)
Composite Index (60% S&P 500 Index/40%
   Lehman Brothers Aggregate Bond Index)    11.33%     2.67%     9.47%       10.10%(4)            2.02%           3.24%(5)

The table above illustrates the total return of ING Balanced Fund against the S&P 500 Index, Lehman Brothers Aggregate Bond Index, and Composite Index (60% S&P 500 Index/40% Lehman Brothers Aggregate Bond Index). The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

The performance table does not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Fund. Total returns would have been lower had there been no waiver to the Fund.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1)  Reflects deduction of the maximum Class A sales charge of 5.75%.

(2) Reflects deduction of the Class B deferred sales charge of 5% and 2%, respectively, for the 1 year and since inception returns.

(3) Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

(4)  Since inception performance for index is shown from 04/01/1994.

(5)  Since inception performance for index is shown from 07/01/1998.

PRINCIPAL RISK FACTOR(S): The principal risks of investing in the Fund are those generally attributable to stock and bond investing. Because the Fund's assets are allocated between equities and fixed income securities, the Fund may underperform stock funds when stocks are in favor and underperform bond funds when bonds are in favor. Investments in high yield bonds are high risk investments. Certain high yield/high risk bonds carry particular market and credit risks and may experience greater volatility in market value than investment grade corporate bonds. The Fund's investments in mortgage-related securities may entail prepayment risk. International investing does pose special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic. Risks of foreign investing are generally intensified for investments in emerging markets. Stocks of smaller companies tend to be less liquid and more volatile than stocks of larger companies. Further, stocks of smaller companies also can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings. The use of certain derivatives may have a leveraging effect, which may increase the volatility of the Fund. The value of the Fund's investments in convertible securities may fall when interest rates rise, and it may lend portfolio securities, which then may not be available to the Fund on a timely basis. During periods of high portfolio turnover, the Fund is subject to greater expenses.

                 See accompanying index descriptions on page 16.

ING GROWTH AND INCOME FUND                            Portfolio Managers' Report

PORTFOLIO MANAGEMENT TEAM: A team of investment professionals, each of whom specializes in a particular asset class, led by Donald Townswick, CFA, Aeltus Investment Management, Inc.-- the Sub-Adviser.

GOAL: The ING Growth and Income Fund (the "Fund") seeks long-term growth of capital and income through investments in a diversified portfolio of common stocks and securities convertible into common stock believed to offer above-average growth potential.

PERFORMANCE: For the six-month period ended November 30, 2003, the Fund's Class I shares returned 9.93% versus the S&P 500, which returned 10.80% for the same period.

PORTFOLIO SPECIFICS: The first two months of the Fund's fiscal year were somewhat weak on the large cap front, as the market sat back and waited for positive news to develop on the economic and foreign policy front. Some strength was shown by small caps and the tech-heavy NASDAQ market, as investors began to get early hints of the terrific third quarter developing in the U.S. economy. Gross domestic product growth came in at 8.2% for the third quarter, versus an expected 6%, and virtually every market indicator turned positive or continued to be positive for the period. These developments drove a very strong equity market performance throughout the last four months of the period.

During the period, the Fund experienced a common and ironic phenomenon in fund management, good sector selection (in this case a small overweight in the technology sector) with sub par returns on the specific stocks owned within that sector. Two top technology stock performers for the period were Sanmina Corp. and Advanced Micro Devices, which are both highly speculative and volatile stocks of the type not normally held by this Fund. The technology stocks typically held in the Growth and Income Fund tend to be bellwethers like Cisco, Microsoft, and Intel. As a result of this tilt toward relatively higher "quality," the technology stocks in the Fund in the last six months returned 15% compared to all the tech stocks in the S&P 500 Index, which returned 21%. The net effect of this situation was that the Fund gave up some return due to tech stock selection, but earned significant return by owning a heavier technology weighting than the index. In any event, we believe that the tech bellwethers are the best stocks to own in the long run.

A large position in cellular phone provider Nextel benefited the Fund during the period. Growth and Income is currently tilted more toward mobile phone carriers and away from the "baby bells" owing to a growing gap in fundamentals between the two groups. Excess returns were also generated by being underweight electric utilities during a very weak period for the group, but we did own shares of Edison International, a turnaround story from Southern California which had high returns for the period.

Overall, our sector allocations were the biggest drag on performance. The biggest contributors to results were our holdings in the consumer discretionary sector.

MARKET OUTLOOK: As the market celebrated the one year anniversary of the new bull market, we have seen a return to company fundamentals as a primary performance driver as opposed to concerns over Iraq and anxiety over corporate scandals. Despite some selling pressure generated by flows out of various mutual fund companies implicated in ethical scandals, confidence still appears to be growing with the increasing strength of the U.S. economy.

We believe increased investor confidence coupled with strong corporate earnings should continue to drive the bull market and, more importantly, to drive the market to more rationally reward companies with good fundamentals. This stands in sharp contrast to market behavior over this past year, which has consistently rewarded speculative stocks with questionable fundamentals. We present as evidence of this trend the more positive recent performance of the Fund versus the S&P 500 Index (+1.11% from 8/29/03 through 11/28/03). In such an environment we believe that our quantitative stock selection process coupled with our disciplined risk controls on size, style and market volatility will continue to help us perform well.

Portfolio Managers' Report                            ING GROWTH AND INCOME FUND

                                    AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED NOVEMBER 30, 2003
                             ----------------------------------------------------------------------------------
                                                           SINCE INCEPTION    SINCE INCEPTION   SINCE INCEPTION
                                                             OF CLASS A         OF CLASS B        OF CLASS C
                             1 YEAR    5 YEAR   10 YEARS      04/15/94           03/01/99          06/30/98
                             ------    ------   --------   ---------------    ---------------   ---------------
Including Sales Charge:
   Class A(1)                  6.01%   -5.43%       --         6.22%                 --              --
   Class B(2)                  6.55%      --        --                            -6.74%             --
   Class C(3)                 10.59%   -5.01%       --           --                               -5.45%
   Class I                    12.56%   -4.07%     6.98%          --                  --
Excluding Sales Charge:
   Class A                    12.48%   -4.31%       --         6.88%                 --              --
   Class B                    11.55%      --        --                            -6.43%             --
   Class C                    11.59%   -5.01%       --           --                               -5.45%
   Class I                    12.56%   -4.07%     6.98%          --                  --
S&P 500 Index                 15.13%   -0.46%    10.67%       11.37%(4)           -1.85%           0.18%(5)

The table above illustrates the total return of ING Growth and Income Fund against the S&P 500 Index. The Index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

The performance table does not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Fund. Total returns would have been lower had there been no waiver to the Fund.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1)  Reflects deduction of the maximum Class A sales charge of 5.75%.

(2) Reflects deduction of the Class B deferred sales charge of 5% and 2%, respectively, for the 1 year and since inception returns.

(3) Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

(4)  Since inception performance for index is shown from 04/01/1994.

(5)  Since inception performance for index is shown from 07/01/1998.

PRINCIPAL RISK FACTOR(S): Exposure to financial and market risks that accompany investments in equities. International investing involves special risks including currency fluctuations, lower liquidity, political and economic uncertainties, and differences in accounting standards. Risks of foreign investing are generally intensified for investment in emerging markets. In exchange for higher growth potential, investing in stocks of mid-size and smaller companies may entail greater price volatility and less liquidity than investing in stocks of larger companies. The value of convertible securities may fall when interest rates rise. Although the Sub-Adviser emphasizes large-cap stocks, to the extent the Fund is diversified across asset classes, it may not perform as well as less diversified funds when large-caps stocks are in favor. The Fund's investments in derivatives may result in loss or have a leveraging effect on its portfolio and its high yield securities investment may be subject to volatility and principal and income risk. Because the Fund may invest in other investment companies, you may pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Fund. The Fund may lend portfolio securities, which then may not be available to the Fund on a timely basis. During periods of high portfolio turnover, the Fund is subject to greater expenses.

                 See accompanying index descriptions on page 16.

                               INDEX DESCRIPTIONS

THE GOLDMAN SACHS TECHNOLOGY INDUSTRY COMPOSITE INDEX is a modified capitalization-weighted index of selected technology stocks. The index was developed with a base value of 100 as of April 30, 1996.

THE LEHMAN BROTHERS AGGREGATE BOND INDEX is an unmanaged index composed of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.

THE LEHMAN BROTHERS HIGH YIELD BOND INDEX is an unmanaged index that includes all fixed income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $100m, and at least 1 year to maturity.

THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EUROPE, EX UK, INDEX is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) JAPAN INDEX is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) UK INDEX is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) WORLD INDEX is an unmanaged index that reflects the stock markets of 22 countries, including the United States, Europe, Canada, Australia, New Zealand and the Far East -- comprising approximately 1,500 securities -- with values expressed in U.S. dollars.

THE NASDAQ COMPOSITE INDEX is an unmanaged index that measures all Nasdaq domestic and non-U.S.-based common stocks listed on the Nasdaq Stock Market.

THE RUSSELL 1000 GROWTH INDEX measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

THE RUSSELL 2000 INDEX measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index.

THE RUSSELL 2000 GROWTH INDEX is an unmanaged index that measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

THE RUSSELL 2000 VALUE INDEX is an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

THE STANDARD AND POOR'S (S&P) 500 INDEX is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

THE STANDARD AND POOR'S (S&P) SMALLCAP 600 INDEX is an unmanaged capitalization-weighted index representing all major industries in the small-cap of the U.S. stock market.

                           All indices are unmanaged.
                 An investor cannot invest directly in an index.

    STATEMENTS OF ASSETS AND LIABILITIES as of November 30, 2003 (Unaudited)

                                                                          ING
                                                         ING             SMALL             ING
                                                        GROWTH          COMPANY         TECHNOLOGY
                                                         FUND             FUND             FUND
                                                     -------------    -------------    -------------
ASSETS:
Investments in securities at value*                  $ 194,838,184    $ 351,388,206    $  73,449,672
Short-term investments at amortized cost                 7,163,000        9,686,000               --
Cash                                                           801              700        2,763,890
Cash collateral for futures                                496,000               --               --
Cash collateral for securities loaned                   43,238,524       60,048,217       14,799,292
Foreign currencies at value**                                   --               --            2,747
Receivables:
     Investment securities sold                          1,755,003           66,385               --
     Fund shares sold                                           --               --               97
     Dividends and interest                                126,200          157,560           15,033
     Futures variation margin                                8,525               --               --
Prepaid expenses                                            52,178           42,364           22,059
Reimbursement due from manager                                  --               --           70,410
                                                     -------------    -------------    -------------
         Total assets                                  247,678,415      421,389,432       91,123,200
                                                     -------------    -------------    -------------
LIABILITIES:
Payable for investment securities purchased                426,086        1,497,298               --
Payable for fund shares redeemed                         1,012,170            9,941           38,035
Payable upon receipt of securities loaned               43,238,524       60,048,217       14,799,292
Payable to affiliates                                      151,043          295,390           94,982
Payable for director fees                                    5,478            6,016           52,701
Other accrued expenses and liabilities                     138,661           97,494          252,893
                                                     -------------    -------------    -------------
         Total liabilities                              44,971,962       61,954,356       15,237,903
                                                     -------------    -------------    -------------
NET ASSETS                                           $ 202,706,453    $ 359,435,076    $  75,885,297
                                                     =============    =============    =============
NET ASSETS WERE COMPRISED OF:
Paid-in capital                                      $ 324,540,686    $ 330,349,990    $ 407,980,962
Undistributed net investment income
   (accumulated net investment loss)                      (332,710)         488,809         (595,527)
Accumulated net realized loss on investments,
   foreign currencies and futures contracts           (148,659,051)     (45,720,125)    (349,581,357)
Net unrealized appreciation on investments,
   foreign currencies and futures contracts             27,157,528       74,316,402       18,081,219
                                                     -------------    -------------    -------------
NET ASSETS                                           $ 202,706,453    $ 359,435,076    $  75,885,297
                                                     =============    =============    =============
* Cost of investments in securities                  $ 167,857,418    $ 277,071,804    $  55,368,694
** Cost of foreign currencies                        $          --    $          --    $       2,562

                 See Accompanying Notes to Financial Statements

          STATEMENTS OF ASSETS AND LIABILITIES as of November 30, 2003
                             (Unaudited) (Continued)

                                                                        ING
                                                         ING            SMALL            ING
                                                        GROWTH         COMPANY        TECHNOLOGY
                                                         FUND            FUND            FUND
                                                     -------------   -------------   -------------
CLASS A:
Net Assets                                           $  76,244,965   $ 123,504,438   $  37,268,736
Shares authorized                                      100,000,000     100,000,000     100,000,000
Par value                                            $       0.001   $       0.001   $       0.001
Shares outstanding                                       6,810,568       8,144,962       9,730,307
Net asset value and redemption price per share       $       11.20   $       15.16   $        3.83
Maximum offering price per share (5.75%)(1)          $       11.88   $       16.08   $        4.06

CLASS B:
Net Assets                                           $   6,280,434   $   4,451,625   $  17,215,024
Shares authorized                                      100,000,000     100,000,000     100,000,000
Par value                                            $       0.001   $       0.001   $       0.001
Shares outstanding                                         563,744         291,845       4,627,807
Net asset value and redemption price per share(2)    $       11.14   $       15.25   $        3.72
Maximum offering price per share                     $       11.14   $       15.25   $        3.72

CLASS C:
Net Assets                                           $   2,597,578   $   3,702,214   $   5,426,567
Shares authorized                                      100,000,000     100,000,000     100,000,000
Par value                                            $       0.001   $       0.001   $       0.001
Shares outstanding                                         235,613         243,993       1,467,189
Net asset value and redemption price per share(2)    $       11.02   $       15.17   $        3.70
Maximum offering price per share                     $       11.02   $       15.17   $        3.70

CLASS I:
Net Assets                                           $ 117,583,476   $ 227,776,799   $   9,513,044
Shares authorized                                      100,000,000     100,000,000     100,000,000
Par value                                            $       0.001   $       0.001   $       0.001
Shares outstanding                                      10,198,837      14,500,362       2,458,854
Net asset value and redemption price per share       $       11.53   $       15.71   $        3.87
Maximum offering price per share                     $       11.53   $       15.71   $        3.87

CLASS O:
Net Assets                                                     n/a             n/a   $   6,461,926
Shares authorized                                              n/a             n/a     100,000,000
Par value                                                      n/a             n/a   $       0.001
Shares outstanding                                             n/a             n/a       1,683,985
Net asset value and redemption price per share                 n/a             n/a   $        3.84
Maximum offering price per share                               n/a             n/a   $        3.84

----------
(1) Maximum offering price is computed at 100/94.25 of net asset value. On purchase of $50,000 or more, the offering price is reduced.
(2) Redemption price per share may be reduced for any applicable contingent deferred sales charge.

                 See Accompanying Notes to Financial Statements

    STATEMENTS OF ASSETS AND LIABILITIES as of November 30, 2003 (Unaudited)

                                                         ING                               ING
                                                        VALUE             ING             GROWTH
                                                      OPPORTUNITY       BALANCED        AND INCOME
                                                         FUND             FUND             FUND
                                                     -------------    -------------    -------------
ASSETS:
Investments in securities at value*                  $  41,356,727    $ 127,776,816    $ 245,550,996
Short-term investments at value**                               --        4,484,128               --
Short-term investments at amortized cost                   748,000        4,324,958        1,277,000
Cash                                                           613           11,917              583
Cash collateral for futures                                     --           27,618               --
Cash collateral for securities loaned                    8,789,575       22,284,430       52,592,352
Receivables:
     Investment securities sold                                 --        7,650,267               --
     Fund shares sold                                       29,829           29,614           48,251
     Dividends and interest                                 44,477          506,744          291,446
     Futures variation margin                                   --           11,563               --
Prepaid expenses                                            19,234           29,813           29,232
Reimbursement due from manager                               3,239               --               --
                                                     -------------    -------------    -------------
         Total assets                                   50,991,694      167,137,868      299,789,860
                                                     -------------    -------------    -------------
LIABILITIES:
Payable for investment securities purchased                     --       18,120,034               --
Payable for fund shares redeemed                                65            2,826              568
Payable upon receipt of securities loaned                8,789,575       22,284,430       52,592,352
Payable to affiliates                                       35,914          111,085          171,155
Payable for director fees                                      791            2,968            4,981
Other accrued expenses and liabilities                      65,475           92,187          108,341
                                                     -------------    -------------    -------------
         Total liabilities                               8,891,820       40,613,530       52,877,397
                                                     -------------    -------------    -------------
NET ASSETS                                           $  42,099,874    $ 126,524,338    $ 246,912,463
                                                     =============    =============    =============
NET ASSETS WERE COMPRISED OF:
Paid-in capital                                      $  44,852,740    $ 121,127,050    $ 371,325,884
Accumulated net investment loss                               (745)        (142,209)        (346,451)
Accumulated net realized loss on investments,
   foreign currencies and futures contracts             (7,220,161)      (8,105,578)    (163,417,001)
Net unrealized appreciation on investments,
   foreign currencies and futures contracts              4,468,040       13,645,075       39,350,031
                                                     -------------    -------------    -------------
NET ASSETS                                           $  42,099,874    $ 126,524,338    $ 246,912,463
                                                     =============    =============    =============
* Cost of investments in securities                  $  36,888,687    $ 114,136,863    $ 206,202,858
** Cost of short-term investments at value           $          --    $   4,484,050    $          --

                 See Accompanying Notes to Financial Statements

          STATEMENTS OF ASSETS AND LIABILITIES as of November 30, 2003
                             (Unaudited) (Continued)

                                                          ING                            ING
                                                         VALUE           ING            GROWTH
                                                      OPPORTUNITY      BALANCED       AND INCOME
                                                          FUND           FUND            FUND
                                                     -------------   -------------   -------------
CLASS A:
Net Assets                                           $  33,526,367   $  64,687,453   $  53,617,523
Shares authorized                                      100,000,000     100,000,000     100,000,000
Par value                                            $       0.001   $       0.010   $       0.001
Shares outstanding                                       3,534,550       5,706,231       6,025,550
Net asset value and redemption price per share       $        9.49   $       11.34   $        8.90
Maximum offering price per share (5.75%)(1)          $       10.07   $       12.03   $        9.44

CLASS B:
Net Assets                                           $   2,154,603   $   7,910,798   $   2,103,749
Shares authorized                                      100,000,000     100,000,000     100,000,000
Par value                                            $       0.001   $       0.010   $       0.001
Shares outstanding                                         231,811         704,521         239,217
Net asset value and redemption price per share(2)    $        9.29   $       11.23   $        8.79
Maximum offering price per share                     $        9.29   $       11.23   $        8.79

CLASS C:
Net Assets                                           $   1,317,035   $   3,594,941   $   1,347,572
Shares authorized                                      100,000,000     100,000,000     100,000,000
Par value                                            $       0.001   $       0.010   $       0.001
Shares outstanding                                         142,415         320,623         153,910
Net asset value and redemption price per share(2)    $        9.25   $       11.21   $        8.76
Maximum offering price per share                     $        9.25   $       11.21   $        8.76

CLASS I:
Net Assets                                           $   5,101,869   $  50,331,146   $ 189,843,619
Shares authorized                                      100,000,000     100,000,000     100,000,000
Par value                                            $       0.001   $       0.010   $       0.001
Shares outstanding                                         533,937       4,442,041      21,271,697
Net asset value and redemption price per share       $        9.56   $       11.33   $        8.92
Maximum offering price per share                     $        9.56   $       11.33   $        8.92

----------
(1) Maximum offering price is computed at 100/94.25 of net asset value. On purchase of $50,000 or more, the offering price is reduced.
(2) Redemption price per share may be reduced for any applicable contingent deferred sales charge.

                 See Accompanying Notes to Financial Statements

 STATEMENTS OF OPERATIONS for the six months ended November 30, 2003 (Unaudited)

                                                                          ING
                                                         ING             SMALL           ING
                                                        GROWTH          COMPANY       TECHNOLOGY
                                                         FUND            FUND            FUND
                                                     -------------   -------------   -------------
INVESTMENT INCOME:
Dividends, net of foreign taxes*                     $     654,951   $   2,370,622   $      72,113
Interest                                                    31,199          60,862              --
Securities loaned income                                     2,050          30,739             752
Other                                                           --           4,298              --
                                                     -------------   -------------   -------------
     Total investment income                               688,200       2,466,521          72,865
                                                     -------------   -------------   -------------
EXPENSES:
Investment management fees                                 658,201       1,292,734         339,394
Distribution and service fees:
     Class A                                                87,519         134,433          41,339
     Class B                                                25,176          14,853          77,872
     Class C                                                10,315          13,852          25,007
     Class O                                                    --              --           4,814
Transfer agent fees                                         71,544          58,623         190,419
Administrative service fees                                 75,223         123,058          25,859
Shareholder reporting expense                               17,290          19,139          29,742
Registration fees                                           24,691          26,713          58,674
Professional fees                                           15,790          18,103          14,221
Custody and accounting expense                              19,456          33,056          11,867
Directors' fees                                             11,104           8,372             748
Insurance fees                                               1,557           2,415             451
Miscellaneous expense                                        3,044           4,985           3,038
Merger expense                                                  --              --          52,175
                                                     -------------   -------------   -------------
     Total expenses                                      1,020,910       1,750,336         875,620
                                                     -------------   -------------   -------------
Less:
     Net waived and reimbursed fees                             --              --         207,228
                                                     -------------   -------------   -------------
     Net expenses                                        1,020,910       1,750,336         668,392
                                                     -------------   -------------   -------------
Net investment income (loss)                              (332,710)        716,185        (595,527)
                                                     -------------   -------------   -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS, FOREIGN CURRENCIES AND
   FUTURES CONTRACTS:
Net realized gain (loss) on:
     Investments                                        10,439,546      29,678,411      (5,254,952)
     Foreign currencies                                         --              --         (10,777)
     Futures contracts                                     605,426         365,925              --
                                                     -------------   -------------   -------------
     Net realized gain (loss) on investments,
       foreign currencies and futures contracts         11,044,972      30,044,336      (5,265,729)
                                                     -------------   -------------   -------------
Net change in unrealized appreciation
   (depreciation) on investments, foreign
   currencies and futures contracts                     11,362,780      38,960,360      20,231,817
                                                     -------------   -------------   -------------
Net realized and unrealized gain on investments,
   foreign currencies and futures contracts             22,407,752      69,004,696      14,966,088
                                                     -------------   -------------   -------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS     $  22,075,042   $  69,720,881   $  14,370,561
                                                     =============   =============   =============
  * Foreign taxes                                    $       1,446   $          --   $       1,600

                 See Accompanying Notes to Financial Statements

 STATEMENTS OF OPERATIONS for the six months ended November 30, 2003 (Unaudited)

                                                          ING                              ING
                                                         VALUE            ING            GROWTH
                                                      OPPORTUNITY       BALANCED       AND INCOME
                                                         FUND             FUND            FUND
                                                     -------------   -------------   -------------
INVESTMENT INCOME:
Dividends                                            $     292,133   $     529,964   $   1,758,625
Interest                                                     4,977       1,021,850          23,726
Securities loaned income                                       187           5,330           1,464
Other                                                           --              --           4,725
                                                     -------------   -------------   -------------
     Total investment income                               297,297       1,557,144       1,788,540
                                                     -------------   -------------   -------------
EXPENSES:
Investment management fees                                 134,171         472,328         848,319
Distribution and service fees:
     Class A                                                39,001          75,690          65,262
     Class B                                                 7,231          24,761           7,426
     Class C                                                 4,003          14,261           5,756
Transfer agent fees                                         26,717          49,336          60,646
Administrative service fees                                 15,334          47,233          96,957
Shareholder reporting expense                               11,284           6,552          22,564
Registration fees                                           28,785          20,993          23,349
Professional fees                                           13,278          17,314          17,290
Custody and accounting expense                               8,700          36,668          30,324
Directors' fees                                              1,092           3,822           8,008
Insurance fees                                                 262           1,007           2,362
Miscellaneous fees                                           2,018           3,078           6,073
                                                     -------------   -------------   -------------
     Total expenses                                        291,876         773,043       1,194,336
                                                     -------------   -------------   -------------
Less:
     Net waived and reimbursed fees                         30,478              --              --
                                                     -------------   -------------   -------------
     Net expenses                                          261,398         773,043       1,194,336
                                                     -------------   -------------   -------------
Net investment income                                       35,899         784,101         594,204
                                                     -------------   -------------   -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS, FOREIGN CURRENCIES AND
   FUTURES CONTRACTS:
Net realized gain (loss) on:
     Investments                                         2,277,114       4,062,730      12,936,982
     Futures contracts                                          --         (68,308)             --
                                                     -------------   -------------   -------------
     Net realized gain on investments
       and futures contracts                             2,277,114       3,994,422      12,936,982
                                                     -------------   -------------   -------------
Net change in unrealized appreciation
   (depreciation) on investments, foreign
   currencies and futures contracts                      1,286,104       2,562,096       9,654,610
                                                     -------------   -------------   -------------
Net realized and unrealized gain on investments,
   foreign currencies and futures contracts              3,563,218       6,556,518      22,591,592
                                                     -------------   -------------   -------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS     $   3,599,117   $   7,340,619   $  23,185,796
                                                     =============   =============   =============

                 See Accompanying Notes to Financial Statements

                 STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

                                                                  ING GROWTH FUND            ING SMALL COMPANY FUND
                                                          -----------------------------   -----------------------------
                                                           SIX MONTHS         YEAR         SIX MONTHS         YEAR
                                                             ENDED           ENDED            ENDED          ENDED
                                                          NOVEMBER 30,       MAY 31,       NOVEMBER 30,      MAY 31,
                                                              2003            2003            2003            2003
                                                          -------------   -------------   -------------   -------------
FROM OPERATIONS:
Net investment income (loss)                              $    (332,710)  $    (423,111)  $     716,185   $     171,388
Net realized gain (loss) on investments, foreign
   currencies and futures contracts                          11,044,972     (42,715,248)     30,044,336     (73,101,959)
Net change in unrealized appreciation of investments,
   foreign currencies and futures contracts                  11,362,780      19,253,804      38,960,360      32,867,984
                                                          -------------   -------------   -------------   -------------
Net increase (decrease) in net assets resulting from
   operations                                                22,075,042     (23,884,555)     69,720,881     (40,062,587)
                                                          -------------   -------------   -------------   -------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
   Class I                                                           --              --        (227,376)             --
                                                          -------------   -------------   -------------   -------------
Total distributions                                                  --              --        (227,376)             --
                                                          -------------   -------------   -------------   -------------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                             27,068,920      36,929,901      67,121,833      85,575,660
Dividends reinvested                                                 --              --         227,345              --
                                                          -------------   -------------   -------------   -------------
                                                             27,068,920      36,929,901      67,349,178      85,575,660
Cost of shares redeemed                                     (22,020,803)    (48,705,946)    (41,074,845)   (103,455,245)
                                                          -------------   -------------   -------------   -------------
Net increase (decrease) in net assets resulting from
   capital share transactions                                 5,048,117     (11,776,045)     26,274,333     (17,879,585)
                                                          -------------   -------------   -------------   -------------
Net increase (decrease) in net assets                        27,123,159     (35,660,600)     95,767,838     (57,942,172)
                                                          -------------   -------------   -------------   -------------
NET ASSETS:
Beginning of period                                         175,583,294     211,243,894     263,667,238     321,609,410
                                                          -------------   -------------   -------------   -------------
End of period                                             $ 202,706,453   $ 175,583,294   $ 359,435,076   $ 263,667,238
                                                          =============   =============   =============   =============
Undistributed net investment income (accumulated
   net investment loss) at end of period                  $    (332,710)  $          --   $     488,809   $          --
                                                          =============   =============   =============   =============

                 See Accompanying Notes to Financial Statements

                 STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

                                                               ING TECHNOLOGY FUND         ING VALUE OPPORTUNITY FUND
                                                          -----------------------------   -----------------------------
                                                           SIX MONTHS         YEAR         SIX MONTHS         YEAR
                                                             ENDED           ENDED            ENDED          ENDED
                                                          NOVEMBER 30,       MAY 31,       NOVEMBER 30,      MAY 31,
                                                              2003            2003            2003            2003
                                                          -------------   -------------   -------------   -------------
FROM OPERATIONS:
Net investment income (loss)                              $    (595,527)  $    (242,880)  $      35,899   $      67,559
Net realized gain (loss) on investments and foreign
   currencies                                                (5,265,729)     (3,855,007)      2,277,114      (7,270,686)
Net change in unrealized appreciation of investments
   and foreign currencies                                    20,231,817       7,169,249       1,286,104       2,627,542
                                                          -------------   -------------   -------------   -------------
Net increase (decrease) in net assets resulting from
   operations                                                14,370,561       3,071,362       3,599,117      (4,575,585)
                                                          -------------   -------------   -------------   -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
   Class A                                                           --              --         (81,188)
   Class I                                                           --              --         (23,015)
                                                          -------------   -------------   -------------   -------------
Total distributions                                                  --              --        (104,203)             --
                                                          -------------   -------------   -------------   -------------

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                             16,762,376      11,554,001       5,846,952      16,808,498
Dividends reinvested                                                 --              --         103,753              --
Net assets received in connection with
   reorganization (Note 10)                                          --      34,021,849              --              --
                                                          -------------   -------------   -------------   -------------
                                                             16,762,376      45,575,850       5,950,705      16,808,498
Cost of shares redeemed                                     (10,888,143)     (6,570,163)     (4,183,853)     (5,753,836)
                                                          -------------   -------------   -------------   -------------
Net increase in net assets resulting from
   capital share transactions                                 5,874,233      39,005,687       1,766,852      11,054,662
                                                          -------------   -------------   -------------   -------------
Net increase in net assets                                   20,244,794      42,077,049       5,261,766       6,479,077
                                                          -------------   -------------   -------------   -------------

NET ASSETS:
Beginning of period                                          55,640,503      13,563,454      36,838,108      30,359,031
                                                          -------------   -------------   -------------   -------------
End of period                                             $  75,885,297   $  55,640,503   $  42,099,874   $  36,838,108
                                                          =============   =============   =============   =============
Undistributed net investment income (accumulated
   net investment loss) at end of period                  $    (595,527)  $          --   $        (745)  $      67,559
                                                          =============   =============   =============   =============

                 See Accompanying Notes to Financial Statements

                 STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

                                                                 ING BALANCED FUND         ING GROWTH AND INCOME FUND
                                                          -----------------------------   -----------------------------
                                                           SIX MONTHS         YEAR         SIX MONTHS         YEAR
                                                             ENDED           ENDED            ENDED          ENDED
                                                          NOVEMBER 30,       MAY 31,       NOVEMBER 30,      MAY 31,
                                                              2003            2003            2003            2003
                                                          -------------   -------------   -------------   -------------
FROM OPERATIONS:
Net investment income                                     $     784,101   $   1,274,260   $     594,204   $   1,613,425
Net realized gain (loss) on investments, foreign
   currencies and futures contracts                           3,994,422      (6,717,520)     12,936,982     (55,616,471)
Net change in unrealized appreciation of investments,
   foreign currencies and futures contracts                   2,562,096       4,473,283       9,654,610       9,347,561
                                                          -------------   -------------   -------------   -------------
Net increase (decrease) in net assets resulting from
   operations                                                 7,340,619        (969,977)     23,185,796     (44,655,485)
                                                          -------------   -------------   -------------   -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
   Class A                                                   (1,007,910)       (437,464)       (113,350)       (293,150)
   Class B                                                      (60,584)        (10,157)             --            (233)
   Class C                                                      (31,874)        (12,042)             --            (534)
   Class I                                                     (965,062)       (676,789)       (827,305)     (1,719,631)
                                                          -------------   -------------   -------------   -------------
Total distributions                                          (2,065,430)     (1,136,452)       (940,655)     (2,013,548)
                                                          -------------   -------------   -------------   -------------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                             18,380,698      42,777,476      10,620,912      31,974,408
Dividends reinvested                                          2,028,904       1,123,005         938,791       2,009,235
                                                          -------------   -------------   -------------   -------------
                                                             20,409,602      43,900,481      11,559,703      33,983,643
Cost of shares redeemed                                     (15,305,680)    (40,562,352)    (28,485,288)    (67,802,436)
                                                          -------------   -------------   -------------   -------------
Net increase (decrease) in net assets resulting from
   capital share transactions                                 5,103,922       3,338,129     (16,925,585)    (33,818,793)
                                                          -------------   -------------   -------------   -------------
Net increase (decrease) in net assets                        10,379,111       1,231,700       5,319,556     (80,487,826)
                                                          -------------   -------------   -------------   -------------
NET ASSETS:
Beginning of period                                         116,145,227     114,913,527     241,592,907     322,080,733
                                                          -------------   -------------   -------------   -------------
End of period                                             $ 126,524,338   $ 116,145,227   $ 246,912,463   $ 241,592,907
                                                          =============   =============   =============   =============
Undistributed net investment income (accumulated
   net investment loss) at end of period                  $    (142,209)  $   1,139,120   $    (346,451)  $          --
                                                          =============   =============   =============   =============

                 See Accompanying Notes to Financial Statements

ING GROWTH FUND (UNAUDITED)                                 FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                         CLASS A
                                           --------------------------------------------------------------------
                                              SIX MONTHS     YEAR      SEVEN MONTHS
                                                ENDED        ENDED         ENDED        YEAR ENDED OCTOBER 31,
                                              NOVEMBER 30,   MAY 31,      MAY 31,     -------------------------
                                                 2003         2003        2002(3)      2001      2000     1999
---------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period      $          9.97     11.21          11.66    22.50     22.15    16.37
 Income from investment operations:
 Net investment loss                       $         (0.02)    (0.04)         (0.05)   (0.07)    (0.03)   (0.06)*
 Net realized and unrealized gain (loss)
 on investments                            $          1.25     (1.20)         (0.40)   (8.21)     3.42     6.04
 Total from investment operations          $          1.23     (1.24)         (0.45)   (8.28)     3.39     5.98
 Less distributions from:
 Net realized gains on investments         $            --        --             --     2.56      3.04     0.20
 Total distributions                       $            --        --             --     2.56      3.04     0.20
 Net asset value, end of period            $         11.20      9.97          11.21    11.66     22.50    22.15
 TOTAL RETURN(1)                           %         12.34    (11.06)         (3.86)  (40.71)    16.34    36.78

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000s)          $        76,245    66,514         82,011   85,409   122,415   57,329
 Ratios to average net assets:
 Expenses(2)                               %          1.20      1.24           1.21     1.16      1.12     1.19
 Net investment loss(2)                    %         (0.47)    (0.38)         (0.67)   (0.53)    (0.34)   (0.29)
 Portfolio turnover rate                   %            76       197            143      199       183      142

                                                                              CLASS B
                                           ------------------------------------------------------------------------------
                                                                         SEVEN
                                             SIX MONTHS        YEAR      MONTHS                                MARCH 1,
                                               ENDED           ENDED     ENDED      YEAR ENDED OCTOBER 31,    1999(4) TO
                                             NOVEMBER 30,     MAY 31,    MAY 31,    -----------------------   OCTOBER 31,
                                                2003           2003      2002(3)       2001         2000         1999
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period      $          9.95      11.28      11.79         22.71        22.40         19.84
 Income from investment operations:
 Net investment loss                       $         (0.05)     (0.08)     (0.10)        (0.20)       (0.03)        (0.15)*
 Net realized and unrealized gain (loss)
 on investments                            $          1.24      (1.25)     (0.41)        (8.29)        3.30          2.71
 Total from investment operations          $          1.19      (1.33)     (0.51)        (8.49)        3.27          2.56
 Less distributions from:
 Net realized gains on investments         $            --         --         --          2.43         2.96            --
 Total distributions                       $            --         --         --          2.43         2.96            --
 Net asset value, end of period            $         11.14       9.95      11.28         11.79        22.71         22.40
 TOTAL RETURN(1)                           %         11.96     (11.79)     (4.32)       (41.11)       15.46         12.90

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000s)          $         6,280      3,965      2,988         3,213        5,710         1,920
 Ratios to average net assets:
 Expenses(2)                               %          1.95       1.99       1.96          1.91         1.87          1.94
 Net investment loss(2)                    %         (1.21)     (1.13)     (1.42)        (1.28)       (1.09)        (1.04)
 Portfolio turnover rate                   %            76        197        143           199          183           142

(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.
(2)  Annualized for periods less than one year.
(3)  The Fund changed its fiscal year end to May 31.
(4)  Commencement of operations of class.
* Per share data calculated using weighted average number of shares outstanding throughout the period.

                 See Accompanying Notes to Financial Statements.

ING GROWTH FUND (UNAUDITED) (CONTINUED)                     FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                 CLASS C
                                           -----------------------------------------------------------------------------------
                                             SIX MONTHS       YEAR     SEVEN MONTHS                                  JUNE 30,
                                                ENDED        ENDED        ENDED         YEAR ENDED OCTOBER 31,     1998(4) TO
                                             NOVEMBER 30,    MAY 31,      MAY 31,     -------------------------    OCTOBER 31,
                                                2003          2003        2002(3)      2001     2000      1999       1998
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period      $          9.85     11.18          11.68    22.55     22.25    16.56          17.86
 Income from investment operations:
 Net investment loss                       $         (0.05)    (0.10)         (0.11)   (0.20)    (0.03)   (0.22)*        (0.05)*
 Net realized and unrealized gain (loss)
 on investments                            $          1.22     (1.23)         (0.39)   (8.23)     3.27     6.11          (1.25)
 Total from investment operations          $          1.17     (1.33)         (0.50)   (8.43)     3.24     5.89          (1.30)
 Less distributions from:
 Net realized gains on investments         $            --        --             --     2.44      2.94     0.20             --
 Total distributions                       $            --        --             --     2.44      2.94     0.20             --
 Net asset value, end of period            $         11.02      9.85          11.18    11.68     22.55    22.25          16.56
 TOTAL RETURN(1)                           %         11.88    (11.90)         (4.28)  (41.14)    15.47    35.80          (7.28)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000s)          $         2,598     1,662          1,893    2,268     3,857    1,446            356
 Ratios to average net assets:
 Expenses(2)                               %          1.95      1.99           1.96     1.91      1.87     1.94           1.99
 Net investment loss(2)                    %         (1.21)    (1.13)         (1.42)   (1.28)    (1.09)   (1.04)         (0.92)
 Portfolio turnover rate                   %            76       197            143      199       183      142            170

                                                                           CLASS I
                                           ----------------------------------------------------------------------
                                             SIX MONTHS       YEAR     SEVEN MONTHS
                                                ENDED         ENDED        ENDED        YEAR ENDED OCTOBER 31,
                                             NOVEMBER 30,    MAY 31,      MAY 31,     ---------------------------
                                                2003          2003        2002(3)       2001     2000      1999
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period      $         10.25     11.51          11.95     22.98     22.54     16.62
 Income from investment operations:
 Net investment income (loss)              $         (0.01)    (0.01)         (0.03)    (0.04)    (0.04)    (0.01)*
 Net realized and unrealized gain (loss)
 on investments                            $          1.29     (1.25)         (0.41)    (8.39)     3.56      6.13
 Total from investment operations          $          1.28     (1.26)         (0.44)    (8.43)     3.52      6.12
 Less distributions from:
 Net realized gains on investments         $            --        --             --      2.60      3.08      0.20
 Total distributions                       $            --        --             --      2.60      3.08      0.20
 Net asset value, end of period            $         11.53     10.25          11.51     11.95     22.98     22.54
 TOTAL RETURN(1)                           %         12.49    (10.95)         (3.68)   (40.54)    16.65     37.09

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000s)          $       117,583   103,442        124,351   141,232   254,209   206,238
 Ratios to average net assets:
 Expenses(2)                               %          0.95      0.99           0.96      0.91      0.87      0.94
 Net investment income (loss)(2)           %         (0.22)    (0.13)         (0.42)    (0.28)    (0.09)    (0.04)
 Portfolio turnover rate                   %            76       197            143       199       183       142

(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.
(2)  Annualized for periods less than one year.
(3)  The Fund changed its fiscal year end to May 31.
(4)  Commencement of operations of class.
* Per share data calculated using weighted average number of shares outstanding throughout the period.

                 See Accompanying Notes to Financial Statements.

ING SMALL COMPANY FUND (UNAUDITED)                          FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                 CLASS A
                                           ----------------------------------------------------------------------------------
                                              SIX MONTHS      YEAR      SEVEN MONTHS
                                                ENDED         ENDED         ENDED             YEAR ENDED OCTOBER 31,
                                             NOVEMBER 30,    MAY 31,       MAY 31,     --------------------------------------
                                                 2003         2003         2002(4)        2001          2000         1999
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period      $         12.06     13.70           12.74        14.80         12.11         10.15
 Income from investment operations:
 Net investment income (loss)              $          0.02     (0.01)          (0.03)        0.03          0.02          0.02*
 Net realized and unrealized gain (loss)
 on investments                            $          3.08     (1.63)           1.00        (1.30)         3.62          2.02
 Total from investment operations          $          3.10     (1.64)           0.97        (1.27)         3.64          2.04
 Less distributions from:
 Net investment income                     $            --        --            0.01         0.05          0.01          0.02
 Net realized gains on investments         $            --        --              --         0.74          0.94          0.06
 Total distributions                       $            --        --            0.01         0.79          0.95          0.08
 Net asset value, end of period            $          5.16     12.06           13.70        12.74         14.80         12.11
 TOTAL RETURN(1)                           %         25.70    (11.97)           7.64        (8.66)        31.55         20.16

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)         $       123,504    92,176         101,892       69,074        61,682        16,269
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(2)(3)                       %          1.28      1.38            1.32         1.34          1.35          1.48
 Gross expenses prior to expense
 reimbursement(2)                          %          1.28      1.38            1.32         1.34          1.35          1.50
 Net investment income (loss) after
 expense reimbursement(2)(3)               %          0.32     (0.08)          (0.37)        0.25          0.21          0.18
 Portfolio turnover rate                   %            61       322             200          257           333           232

                                                                              CLASS B
                                           -----------------------------------------------------------------------------
                                                                         SEVEN
                                             SIX MONTHS        YEAR      MONTHS                                MARCH 1,
                                                ENDED          ENDED      ENDED     YEAR ENDED OCTOBER 31,   1999(5) TO
                                             NOVEMBER 30,     MAY 31,    MAY 31,   -----------------------   OCTOBER 31,
                                                2003           2003      2002(4)    2001          2000          1999
------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period      $         12.17      13.93      13.00     15.12           12.37         10.69
 Income from investment operations:
 Net investment income (loss)              $         (0.02)     (0.10)     (0.06)    (0.07)           0.01         (0.05)*
 Net realized and unrealized gain (loss)
 on investments                            $          3.10      (1.66)      0.99     (1.33)           3.61          1.73
 Total from investment operations          $          3.08      (1.76)      0.93     (1.40)           3.62          1.68
 Less distributions from:
 Net realized gains on investments         $            --         --         --      0.72            0.87            --
 Total distributions                       $            --         --         --      0.72            0.87            --
 Net asset value, end of period            $         15.25      12.17      13.93     13.00           15.12         12.37
 TOTAL RETURN(1)                           %         25.31     (12.63)      7.15     (9.37)          30.51         15.72

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)         $         4,452      2,048      1,890     1,173           1,246           129
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(2)(3)                       %          2.03       2.13       2.07      2.09            2.10          2.23
 Gross expenses prior to expense
 reimbursement(2)                          %          2.03       2.13       2.07      2.09            2.10          2.25
 Net investment loss after
 expense reimbursement(2)(3)               %         (0.42)     (0.83)     (1.11)    (0.50)          (0.54)        (0.57)
 Portfolio turnover rate                   %            61        322        200       257             333           232

(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.
(2)  Annualized for periods less than one year.
(3) The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.
(4)  The Fund changed its fiscal year end to May 31.
(5)  Commencement of operations of class.
* Per share data calculated using weighted average number of shares outstanding throughout the period.

                 See Accompanying Notes to Financial Statements.

ING SMALL COMPANY FUND (UNAUDITED) (CONTINUED)              FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                           CLASS C
                                           -----------------------------------------------------------------------
                                             SIX MONTHS        YEAR      SEVEN MONTHS
                                               ENDED           ENDED         ENDED         YEAR ENDED OCTOBER 31,
                                             NOVEMBER 30,     MAY 31,       MAY 31,      -------------------------
                                                2003           2003         2002(4)       2001      2000     1999
------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period      $         12.11      13.88           12.95     15.04     12.32    10.39
 Income from investment operations:
 Net investment income (loss)              $         (0.02)     (0.10)          (0.12)    (0.08)     0.02    (0.07)*
 Net realized and unrealized gain (loss)
 on investments                            $          3.08      (1.67)           1.05     (1.32)     3.59     2.07
 Total from investment operations          $          3.06      (1.77)           0.93     (1.40)     3.61     2.00
 Less distributions from:
 Net investment income                     $            --         --              --        --        --     0.01
 Net realized gains on investments         $            --         --              --      0.69      0.89     0.06
 Total distributions                       $            --         --              --      0.69      0.89     0.07
 Net asset value, end of period            $         15.17      12.11           13.88     12.95     15.04    12.32
 TOTAL RETURN(1)                           %         25.27     (12.75)           7.18     (9.39)    30.54    19.33

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)         $         3,702      2,270           3,369     4,040     6,736    1,893
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(2)(3)                       %          2.03       2.13            2.07      2.09      2.10     2.23
 Gross expenses prior to expense
 reimbursement(2)                          %          2.03       2.13            2.07      2.09      2.10     2.25
 Net investment loss after expense
 reimbursement(2)(3)                       %         (0.43)     (0.83)          (1.09)    (0.50)    (0.54)   (0.57)
 Portfolio turnover rate                   %            61        322             200       257       333      232

                                                                          CLASS I
                                           -----------------------------------------------------------------------
                                              SIX MONTHS      YEAR      SEVEN MONTHS
                                                ENDED         ENDED         ENDED          YEAR ENDED OCTOBER 31,
                                             NOVEMBER 30,    MAY 31,       MAY 31,      --------------------------
                                                2003          2003         2002(4)       2001       2000    1999
------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period      $         12.49     14.15           13.17     15.26      12.46    10.43
 Income from investment operations:
 Net investment income (loss)              $          0.04      0.02           (0.01)     0.07       0.06     0.05*
 Net realized and unrealized gain (loss)
 on investments                            $          3.20     (1.68)           1.03     (1.34)      3.72     2.08
 Total from investment operations          $          3.24     (1.66)           1.02     (1.27)      3.78     2.13
 Less distributions from:
 Net investment income                     $          0.02        --            0.04      0.08       0.04     0.04
 Net realized gains on investments         $            --        --              --      0.74       0.94     0.06
 Total distributions                       $          0.02        --            0.04      0.82       0.98     0.10
 Net asset value, end of period            $         15.71     12.49           14.15     13.17      15.26    12.46
 TOTAL RETURN(1)                           %         25.91    (11.73)           7.74     (8.41)     31.79    20.54

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)         $       227,777   167,174         214,459   183,569    188,306   51,423
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(2)(3)                       %          1.03      1.13            1.07      1.09       1.10     1.23
 Gross expenses prior to expense
 reimbursement(2)                          %          1.03      1.13            1.07      1.09       1.10     1.25
 Net investment income (loss) after
 expense reimbursement(2)(3)               %          0.57      0.17           (0.11)     0.50       0.46     0.43
 Portfolio turnover rate                   %            61       322             200       257        333      232

(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.
(2)  Annualized for periods less than one year.
(3) The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.
(4)  The Fund changed its fiscal year end to May 31.
* Per share data calculated using weighted average number of shares outstanding throughout the period.

                 See Accompanying Notes to Financial Statements.

ING TECHNOLOGY FUND (UNAUDITED)                             FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                    CLASS A
                                                         -------------------------------------------------------------
                                                          SIX MONTHS     YEAR     SEVEN MONTHS     YEAR      MARCH 1,
                                                            ENDED        ENDED       ENDED        ENDED     2000(5) TO
                                                         NOVEMBER 30,   MAY 31,     MAY 31,      OCT. 31,    OCT. 31,
                                                            2003         2003       2002(4)        2001       2000
----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                    $       3.07      3.82           3.88       8.56        10.00
 Income from investment operations:
 Net investment loss                                     $      (0.03)    (0.02)         (0.04)     (0.05)       (0.06)
 Net realized and unrealized loss on investments         $       0.79     (0.73)         (0.02)     (4.63)       (1.38)
 Total from investment operations                        $       0.76     (0.75)         (0.06)     (4.68)       (1.44)
 Net asset value, end of period                          $       3.83      3.07           3.82       3.88         8.56
 TOTAL RETURN(1)                                         %      24.76    (19.63)         (1.55)    (54.67)      (14.40)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                       $     37,269    29,539         10,341      7,425        7,569
 Ratios to average net assets:
 Net expenses after expense reimbursement(2)(3)          %       1.85      1.75           1.75       1.75         1.75
 Gross expenses prior to expense reimbursement(2)        %       2.49      3.03           2.60       2.61         2.73
 Net investment loss after expense reimbursement(2)(3)   %      (1.62)    (1.48)         (1.68)     (1.36)       (1.34)
 Portfolio turnover rate                                 %         18        28             59        175          124

                                                                                     CLASS B
                                                         -----------------------------------------------------------------
                                                          SIX MONTHS      YEAR      SEVEN MONTHS     YEAR        MARCH 1,
                                                             ENDED        ENDED         ENDED        ENDED      2000(5) TO
                                                         NOVEMBER 30,    MAY 31,       MAY 31,      OCT. 31,      OCT. 31,
                                                             2003         2003         2002(4)        2001        2000
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                    $       3.00       3.75            3.84        8.52         10.00
 Income from investment operations:
 Net investment loss                                     $      (0.04)     (0.01)          (0.06)      (0.11)        (0.08)
 Net realized and unrealized loss on investments         $       0.76      (0.74)          (0.03)      (4.57)        (1.40)
 Total from investment operations                        $       0.72      (0.75)          (0.09)      (4.68)        (1.48)
 Net asset value, end of period                          $       3.72       3.00            3.75        3.84          8.52
 TOTAL RETURN(1)                                         %      24.00     (20.00)          (2.34)     (54.93)       (14.80)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                       $     17,215     14,311           1,194       1,224         2,329
 Ratios to average net assets:
 Net expenses after expense reimbursement(2)(3)          %       2.59       2.50            2.50        2.50          2.50
 Gross expenses prior to expense reimbursement(2)        %       3.23       3.78            3.35        3.36          3.48
 Net investment loss after expense reimbursement(2)(3)   %      (2.37)     (2.19)          (2.42)      (2.11)        (2.09)
 Portfolio turnover rate                                 %         18         28              59         175           124

(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.
(2)  Annualized for periods less than one year.
(3) The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.
(4)  The Fund changed its fiscal year end to May 31.
(5)  Commencement of operations of class.

                 See Accompanying Notes to Financial Statements.

ING TECHNOLOGY FUND (UNAUDITED) (CONTINUED)                 FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                          CLASS C
                                                         ---------------------------------------------------------------------
                                                           SIX MONTHS        YEAR      SEVEN MONTHS      YEAR        MARCH 1,
                                                              ENDED          ENDED         ENDED        ENDED      2000(5) TO
                                                          NOVEMBER 30,      MAY 31,       MAY 31,      OCT. 31,      OCT. 31,
                                                              2003           2003         2002(4)        2001          2000
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                    $          2.97       3.76            3.84        8.52          10.00
 Income from investment operations:
 Net investment loss                                     $         (0.04)     (0.01)          (0.07)      (0.17)         (0.07)
 Net realized and unrealized loss on investments         $          0.77      (0.78)          (0.01)      (4.51)         (1.41)
 Total from investment operations                        $          0.73      (0.79)          (0.08)      (4.68)         (1.48)
 Net asset value, end of period                          $          3.70       2.97            3.76        3.84           8.52
 TOTAL RETURN(1)                                         %         24.58     (21.01)          (2.08)     (54.93)        (14.80)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                       $         5,427      4,641             642         760          3,307
 Ratios to average net assets:
 Net expenses after expense reimbursement(2)(3)          %          2.59       2.50            2.50        2.50           2.50
 Gross expenses prior to expense reimbursement(2)        %          3.23       3.78            3.35        3.36           3.48
 Net investment loss after expense reimbursement(2)(3)   %         (2.37)     (2.22)          (2.42)      (2.11)         (2.09)
 Portfolio turnover rate                                 %            18         28              59         175            124

                                                                                            CLASS I
                                                         ---------------------------------------------------------------------
                                                            SIX MONTHS      YEAR      SEVEN MONTHS      YEAR        MARCH 1,
                                                               ENDED        ENDED         ENDED        ENDED       2000(5) TO
                                                           NOVEMBER 30,    MAY 31,       MAY 31,     OCTOBER 31,   OCTOBER 31,
                                                               2003         2003         2002(4)        2001          2000
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                    $          3.09      3.84            3.90          8.58         10.00
 Income from investment operations:
 Net investment loss                                     $         (0.02)    (0.01)          (0.04)        (0.06)        (0.14)
 Net realized and unrealized loss on investments         $          0.80     (0.74)          (0.02)        (4.62)        (1.28)
 Total from investment operations                        $          0.78     (0.75)          (0.06)        (4.68)        (1.42)
 Net asset value, end of period                          $          3.87      3.09            3.84          3.90          8.58
 TOTAL RETURN(1)                                         %         25.24    (19.53)          (1.54)       (54.55)       (14.20)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                       $         9,513     5,215             775           839         1,569
 Ratios to average net assets:
 Net expenses after expense reimbursement(2)(3)          %          1.61      1.50            1.50          1.50          1.50
 Gross expenses prior to expense reimbursement(2)        %          2.25      2.78            2.35          2.36          2.48
 Net investment loss after expense reimbursement(2)(3)   %         (1.38)    (1.22)          (1.42)        (1.11)        (1.09)
 Portfolio turnover rate                                 %            18        28              59           175           124

(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annalized
(2)  Annualized for periods less than one year.
(3) The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.
(4)  The Fund changed its fiscal year end to May 31.
(5)  Commencement of operations of class.

                 See Accompanying Notes to Financial Statements.

ING TECHNOLOGY FUND (UNAUDITED) (CONTINUED)                 FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                  CLASS O
                                                         ---------------------------------------------------------
                                                           SIX MONTHS        YEAR      SEVEN MONTHS     AUGUST 6,
                                                             ENDED           ENDED         ENDED       2001(5) TO
                                                           NOVEMBER 30,     MAY 31,       MAY 31,      OCTOBER 31,
                                                              2003           2003         2002(4)         2001
------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                    $        3.08         3.83            3.90           4.93
 Income from investment operations:
 Net investment loss                                     $       (0.02)       (0.03)          (0.02)         (0.02)
 Net realized and unrealized loss on investments         $        0.78        (0.72)          (0.05)         (1.01)
 Total from investment operations                        $        0.76        (0.75)          (0.07)         (1.03)
 Net asset value, end of period                          $        3.84         3.08            3.83           3.90
 TOTAL RETURN(1)                                         %       24.68       (19.58)          (1.80)        (20.89)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                       $       6,462        1,935             610             30
 Ratios to average net assets:
 Net expenses after expense reimbursement(2)(3)          %        1.90         1.75            1.75           1.75
 Gross expenses prior to expense reimbursement(2)        %        2.54         3.04            2.60           2.61
 Net investment loss after expense reimbursement(2)(3)   %       (1.65)       (1.48)          (1.73)         (1.36)
 Portfolio turnover rate                                 %          18           28              59            175

(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annalized.
(2)  Annualized for periods less than one year.
(3) The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.
(4)  The Fund changed its fiscal year end to May 31.
(5)  Commencement of operations of class.

                 See Accompanying Notes to Financial Statements.

ING VALUE OPPORTUNITY FUND (UNAUDITED)                      FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                            CLASS A
                                              --------------------------------------------------------------------
                                                SIX MONTHS       YEAR     SEVEN MONTHS
                                                  ENDED          ENDED        ENDED        YEAR ENDED OCTOBER 31,
                                                NOVEMBER 30,    MAY 31,      MAY 31,     -------------------------
                                                   2003          2003        2002(4)        2001     2000     1999
------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period         $          8.68     10.32         10.23      14.50    13.20     9.97
 Income from investment operations:
 Net investment income (loss)                 $          0.01      0.02         (0.01)     (0.01)   (0.02)      --*
 Net realized and unrealized gain (loss)
 on investments                               $          0.82     (1.66)         0.10      (2.22)    2.18     3.25
 Total from investment operations             $          0.83     (1.64)         0.09      (2.23)    2.16     3.25
 Less distributions from:
 Net investment income                        $          0.02        --            --         --     0.01     0.02
 Net realized gains on investments            $            --        --            --       2.04     0.85       --
 Total distributions                          $          0.02        --            --       2.04     0.86     0.02
 Net asset value, end of period               $          9.49      8.68         10.32      10.23    14.50    13.20
 TOTAL RETURN(1):                             %          9.61    (15.89)         0.88     (17.26)   17.24    32.57

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000s)             $        33,526    30,436        24,634     12,294    7,074    1,139
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(2)(3)                          %          1.35      1.35          1.35       1.35     1.35     1.35
 Gross expenses prior to expense
 reimbursement(2)                             %          1.51      1.65          1.62       1.99     1.87     2.77
 Net investment income (loss) after expense
 reimbursement(2)(3)                          %          0.20      0.22         (0.28)     (0.10)   (0.17)   (0.02)
 Portfolio turnover rate                      %            80       269           132        172      162      125

                                                                              CLASS B
                                           ------------------------------------------------------------------------------------
                                              SIX MONTHS      YEAR     SEVEN MONTHS                                   MARCH 1,
                                                ENDED         ENDED        ENDED        YEAR ENDED OCTOBER 31,      1999(5) TO
                                             NOVEMBER 30,    MAY 31,      MAY 31,     --------------------------    OCTOBER 31,
                                                2003          2003        2002(4)        2001           2000           1999
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period      $          8.51     10.20          10.16         14.38          13.14          11.28
 Income from investment operations:
 Net investment loss                       $         (0.02)    (0.03)         (0.04)        (0.07)         (0.04)         (0.06)*
 Net realized and unrealized gain (loss)
 on investments                            $          0.80     (1.66)          0.08         (2.23)          2.08           1.92
 Total from investment operations          $          0.78     (1.69)          0.04         (2.30)          2.04           1.86
 Less distributions from:
 Net realized gains on investments         $            --        --             --          1.92           0.80             --
 Total distributions                       $            --        --             --          1.92           0.80             --
 Net asset value, end of period            $          9.29      8.51          10.20         10.16          14.38          13.14
 TOTAL RETURN(1):                          %          9.17    (16.57)          0.39        (17.81)         16.31          16.49

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000s)          $         2,155     1,183            587           350            149            188
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(2)(3)                       %          2.10      2.10           2.10          2.10           2.10           2.10
 Gross expenses prior to expense
 reimbursement(2)                          %          2.26      2.40           2.37          2.74           2.62           3.52
 Net investment loss after expense
 reimbursement(2)(3)                       %         (0.55)    (0.52)         (1.00)        (0.85)         (0.92)         (0.77)
 Portfolio turnover rate                   %            80       269            132           172            162            125

(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.
(2)  Annualized for periods less than one year.
(3) The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.
(4)  The Fund changed its fiscal year end to May 31.
(5)  Commencement of operations of class.
* Per share data calculated using weighted average number of shares outstanding throughout the period.

                 See Accompanying Notes to Financial Statements.

ING VALUE OPPORTUNITY FUND (UNAUDITED) (CONTINUED)          FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                 CLASS C
                                              ------------------------------------------------------------------------
                                                SIX MONTHS       YEAR      SEVEN MONTHS
                                                   ENDED         ENDED         ENDED          YEAR ENDED OCTOBER 31,
                                                NOVEMBER 30,    MAY 31,       MAY 31,      ---------------------------
                                                    2003         2003         2002(4)       2001       2000      1999
----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period         $          8.47     10.15           10.11      14.34     13.09      9.95
 Income from investment operations:
 Net investment loss                          $         (0.02)    (0.03)          (0.06)     (0.09)    (0.03)    (0.09)*
 Net realized and unrealized gain (loss)
 on investments                               $          0.80     (1.65)           0.10      (2.20)     2.08      3.23
 Total from investment operations             $          0.78     (1.68)           0.04      (2.29)     2.05      3.14
 Less distributions from:
 Net realized gains on investments            $            --        --              --       1.94      0.80        --
 Total distributions                          $            --        --              --       1.94      0.80        --
 Net asset value, end of period               $          9.25      8.47           10.15      10.11     14.34     13.09
 TOTAL RETURN(1):                             %          9.21    (16.55)           0.40     (17.84)    16.39     31.56

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000s)             $         1,317       528             414        388       464       315
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(2)(3)                          %          2.10      2.10            2.10       2.10      2.10      2.10
 Gross expenses prior to expense
 reimbursement(2)                             %          2.26      2.40            2.37       2.74      2.62      3.52
 Net investment loss after
 expense reimbursement(2)(3)                  %         (0.55)    (0.53)          (0.97)     (0.85)    (0.92)    (0.77)
 Portfolio turnover rate                      %            80       269             132        172       162       125

                                                                                CLASS I
                                              --------------------------------------------------------------------------
                                                SIX MONTHS       YEAR       SEVEN MONTHS
                                                   ENDED         ENDED         ENDED            YEAR ENDED OCTOBER 31,
                                               NOVEMBER 30,     MAY 31,       MAY 31,        ---------------------------
                                                   2003          2003         2002(4)         2001       2000      1999
------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period         $          8.75     10.38           10.28        14.55     13.24      9.99
 Income from investment operations:
 Net investment income (loss)                 $          0.02      0.04            0.00**      (0.05)    (0.01)     0.03*
 Net realized and unrealized gain (loss)
 on investments                               $          0.83     (1.67)           0.10        (2.16)     2.21      3.25
 Total from investment operations             $          0.85     (1.63)           0.10        (2.21)     2.20      3.28
 Less distributions from:
 Net investment income                        $          0.04        --              --         0.02      0.04      0.03
 Net realized gains on investments            $            --        --              --         2.04      0.85        --
 Total distributions                          $          0.04        --              --         2.06      0.89      0.03
 Net asset value, end of period               $          9.56      8.75           10.38        10.28     14.55     13.24
 TOTAL RETURN(1):                             %          9.77    (15.70)           0.97       (17.02)    17.52     32.88

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000s)             $         5,102     4,692           4,725          320     3,550     5,455
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(2)(3)                          %          1.10      1.10            1.10         1.10      1.10      1.10
 Gross expenses prior to expense
 reimbursement(2)                             %          1.26      1.40            1.37         1.74      1.62      2.52
 Net investment income (loss) after expense
 reimbursement(2)(3)                          %          0.45      0.47           (0.04)        0.15      0.08      0.23
 Portfolio turnover rate                      %            80       269             132          172       162       125

(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.
(2)  Annualized for periods less than one year.
(3) The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.
(4)  The Fund changed its fiscal year end to May 31.
* Per share data calculated using weighted average number of shares outstanding throughout the period.
**   Amount represents less than $0.01 per share.

                See Accompanying Notes to Financial Statements.

ING BALANCED FUND (UNAUDITED)                               FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                        CLASS A
                                                 ---------------------------------------------------------------------------------
                                                 SIX MONTHS         YEAR       SEVEN MONTHS
                                                    ENDED           ENDED          ENDED             YEAR ENDED OCTOBER 31,
                                                 NOVEMBER 30,      MAY 31,        MAY 31,     ------------------------------------
                                                    2003            2003          2002(3)        2001         2000          1999
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period            $    10.84         11.07          11.02         14.08        13.72        12.83
 Income from investment operations:
 Net investment income                           $     0.07          0.11           0.08          0.21         0.35         0.29*
 Net realized and unrealized gain (loss)
 on investments                                  $     0.62         (0.24)          0.12         (1.83)        0.82         1.52
 Total from investment operations                $     0.69         (0.13)          0.20         (1.62)        1.17         1.81
 Less distributions from:
 Net investment income                           $     0.19          0.10           0.15          0.23         0.27         0.31
 Net realized gains on investments               $       --            --             --          1.21         0.54         0.61
 Total distributions                             $     0.19          0.10           0.15          1.44         0.81         0.92
 Net asset value, end of period                  $    11.34         10.84          11.07         11.02        14.08        13.72
 TOTAL RETURN(1):                                %     6.38         (1.15)          1.82        (12.36)        8.81        14.48

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)               $   64,687        59,826         45,221        33,860       35,564       27,339
 Ratios to average net assets:
 Expenses(2)                                     %     1.36          1.42           1.39          1.35         1.31         1.36
 Net investment income(2)                        %     1.27          1.11           1.31          1.81         1.99         2.13
 Portfolio turnover rate                         %      164           379            118           180          242          127

                                                                                       CLASS B
                                                 ---------------------------------------------------------------------------------
                                                                                  SEVEN
                                                  SIX MONTHS        YEAR          MONTHS                                 MARCH 1,
                                                     ENDED          ENDED          ENDED       YEAR ENDED OCTOBER 31,   1999(4) TO
                                                 NOVEMBER 30,      MAY 31,        MAY 31,     -----------------------   OCTOBER 31,
                                                     2003           2003          2002(3)        2001          2000        1999
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period            $   10.75          11.02          10.97         14.02        13.69        13.00
 Income from investment operations:
 Net investment income                           $    0.02           0.03           0.04          0.12         0.27         0.13*
 Net realized and unrealized gain (loss)
 on investments                                  $    0.61          (0.23)          0.12         (1.83)        0.80         0.65
 Total from investment operations                $    0.63          (0.20)          0.16         (1.71)        1.07         0.78
 Less distributions from:
 Net investment income                           $    0.15           0.07           0.11          0.13         0.20         0.09
 Net realized gains on investments               $      --             --             --          1.21         0.54           --
 Total distributions                             $    0.15           0.07           0.11          1.34         0.74         0.09
 Net asset value, end of period                  $   11.23          10.75          11.02         10.97        14.02        13.69
 TOTAL RETURN(1):                                %    5.86          (1.84)          1.45        (13.10)        8.01         6.02

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)               $   7,911          3,099          1,670         1,312        1,130          745
 Ratios to average net assets:
 Expenses(2)                                     %    2.11           2.17           2.14          2.10         2.06         2.11
 Net investment income(2)                        %    0.52           0.40           0.56          1.06         1.24         1.38
 Portfolio turnover rate                         %     164            379            118           180          242          127

(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.
(2) Annualized for periods less than one year.
(3) The Fund changed its fiscal year end to May 31.
(4) Commencement of operations of class.
* Per share data calculated using weighted average number of shares outstanding throughout the period.

                 See Accompanying Notes to Financial Statements.

ING BALANCED FUND (UNAUDITED) (CONTINUED)                   FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                        CLASS C
                                                 ---------------------------------------------------------------------------------
                                                 SIX MONTHS         YEAR       SEVEN MONTHS
                                                    ENDED           ENDED          ENDED             YEAR ENDED OCTOBER 31,
                                                 NOVEMBER 30,      MAY 31,        MAY 31,     ------------------------------------
                                                    2003            2003          2002(3)        2001         2000          1999
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period            $      10.71       10.99          10.94         13.96        13.63        12.80
 Income from investment operations:
 Net investment income                           $       0.03        0.03           0.03          0.13         0.24         0.19*
 Net realized and unrealized gain (loss)
 on investments                                  $       0.59       (0.24)          0.13         (1.83)        0.81         1.52
 Total from investment operations                $       0.62       (0.21)          0.16         (1.70)        1.05         1.71
 Less distributions from:
 Net investment income                           $       0.12        0.07           0.11          0.11         0.18         0.27
 Net realized gains on investments               $         --          --             --          1.21         0.54         0.61
 Total distributions                             $       0.12        0.07           0.11          1.32         0.72         0.88
 Net asset value, end of period                  $      11.21       10.71          10.99         10.94        13.96        13.63
 TOTAL RETURN(1):                                %       5.85       (1.94)          1.47        (13.09)        7.95        13.64

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)               $      3,595       2,877          2,050         1,829        2,185        1,601
 Ratios to average net assets:
 Expenses(2)                                     %       2.11        2.17           2.14          2.10         2.06         2.11
 Net investment income(2)                        %       0.52        0.35           0.56          1.06         1.24         1.38
 Portfolio turnover rate                         %        164         379            118           180          242          127

                                                                                        CLASS I
                                                 ---------------------------------------------------------------------------------
                                                 SIX MONTHS         YEAR       SEVEN MONTHS
                                                    ENDED           ENDED          ENDED             YEAR ENDED OCTOBER 31,
                                                 NOVEMBER 30,      MAY 31,        MAY 31,     ------------------------------------
                                                    2003            2003          2002(3)        2001         2000          1999
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period            $    10.85         11.08          11.02         14.10        13.74        12.84
 Income from investment operations:
 Net investment income                           $     0.09          0.14           0.11          0.26         0.30         0.32*
 Net realized and unrealized gain (loss)
 on investments                                  $     0.60         (0.25)          0.11         (1.85)        0.90         1.53
 Total from investment operations                $     0.69         (0.11)          0.22         (1.59)        1.20         1.85
 Less distributions from:
 Net investment income                           $     0.21          0.12           0.16          0.28         0.30         0.34
 Net realized gains on investments               $       --            --             --          1.21         0.54         0.61
 Total distributions                             $     0.21          0.12           0.16          1.49         0.84         0.95
 Net asset value, end of period                  $    11.33         10.85          11.08         11.02        14.10        13.74
 TOTAL RETURN(1):                                %     6.46         (0.93)          2.02        (12.16)        9.04        14.79

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)               $   50,331        50,343         65,971        71,759       94,149       98,717
 Ratios to average net assets:
 Expenses(2)                                     %     1.11          1.17           1.14          1.10         1.06         1.11
 Net investment income(2)                        %     1.52          1.27           1.57          2.06         2.24         2.38
 Portfolio turnover rate                         %      164           379            118           180          242          127

(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.
(2) Annualized for periods less than one year.
(3) The Fund changed its fiscal year end to May 31.
* Per share data calculated using weighted average number of shares outstanding throughout the period.

                 See Accompanying Notes to Financial Statements.

ING GROWTH AND INCOME FUND (UNAUDITED)                      FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                        CLASS A
                                                   ------------------------------------------------------------------------------
                                                     SIX MONTHS       YEAR      SEVEN MONTHS
                                                       ENDED          ENDED         ENDED            YEAR ENDED OCTOBER 31,
                                                     NOVEMBER 30,    MAY 31,       MAY 31,    -----------------------------------
                                                        2003          2003         2002(3)      2001         2000          1999
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period           $       8.12          9.45            9.49       14.18         16.68        15.22
 Income from investment operations:
 Net investment income                          $       0.01          0.04            0.01        0.02          0.04         0.05*
 Net realized and unrealized gain (loss)
 on investments                                 $       0.79         (1.32)          (0.04)      (3.96)         0.49         3.25
 Total from investment operations               $       0.80         (1.28)          (0.03)      (3.94)         0.53         3.30
 Less distributions from:
 Net investment income                          $       0.02          0.05            0.01        0.01          0.03         0.11
 Net realized gains on investments              $         --            --              --        0.74          3.00         1.73
 Total distributions                            $       0.02          0.05            0.01        0.75          3.03         1.84
 Net asset value, end of period                 $       8.90          8.12            9.45        9.49         14.18        16.68
 TOTAL RETURN(1):                               %       9.85        (13.58)          (0.28)     (29.07)         3.50        22.67

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000s)               $     53,618        52,182          62,062      63,821        92,407       72,789
 Ratios to average net assets:
 Expenses(2)                                    %       1.17          1.18            1.16        1.11          1.08         1.11
 Net investment income(2)                       %       0.30          0.47            0.10        0.13          0.08         0.31
 Portfolio turnover rate                        %         65           225             132         194           167          122

                                                                                       CLASS B
                                                   --------------------------------------------------------------------------------
                                                                                    SEVEN
                                                    SIX MONTHS        YEAR          MONTHS                               MARCH 1,
                                                      ENDED           ENDED          ENDED     YEAR ENDED OCTOBER 31,   1999(4) TO
                                                   NOVEMBER 30,      MAY 31,        MAY 31,    ----------------------   OCTOBER 31,
                                                       2003           2003          2002(3)      2001          2000        1999
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period           $       8.03          9.37            9.44       14.11         16.66       15.41
 Income from investment operations:
 Net investment income (loss)                   $      (0.01)        (0.02)          (0.05)      (0.07)         0.01       (0.05)*
 Net realized and unrealized gain (loss)
 on investments                                 $       0.77         (1.32)          (0.02)      (3.95)         0.41        1.31
 Total from investment operations               $       0.76         (1.34)          (0.07)      (4.02)         0.42        1.26
 Less distributions from:
 Net investment income                          $         --          0.00**            --          --            --        0.01
 Net realized gains on investments              $         --            --              --        0.65          2.97          --
 Total distributions                            $         --          0.00**            --        0.65          2.97        0.01
 Net asset value, end of period                 $       8.79          8.03            9.37        9.44         14.11       16.66
 TOTAL RETURN(1):                               %       9.46        (14.26)          (0.74)     (29.59)         2.72        8.17

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000s)               $      2,104         1,027             611         683           920         493
 Ratios to average net assets:
 Expenses(2)                                    %       1.92          1.93            1.91        1.86          1.83        1.86
 Net investment loss(2)                         %      (0.44)        (0.28)          (0.65)      (0.62)        (0.67)      (0.44)
 Portfolio turnover rate                        %         65           225             132         194           167         122

(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.
(2)  Annualized for periods less than one year.
(3)  The Fund changed its fiscal year end to May 31.
(4)  Commencement of operations of class.
* Per share data calculated using weighted average number of shares outstanding throughout the period.
**   Amount is less than $0.01 per share.

                 See Accompanying Notes to Financial Statements.

ING GROWTH AND INCOME FUND (UNAUDITED) (CONTINUED)          FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                       CLASS C
                                                  -----------------------------------------------------------------------------
                                                    SIX MONTHS        YEAR        SEVEN MONTHS
                                                      ENDED           ENDED           ENDED           YEAR ENDED OCTOBER 31,
                                                    NOVEMBER 30,     MAY 31,         MAY 31,     ------------------------------
                                                       2003           2003           2002(3)       2001       2000       1999
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period           $       8.00           9.33            9.40        14.04      16.59      15.22
 Income from investment operations:
 Net investment income (loss)                   $      (0.01)         (0.02)          (0.01)       (0.09)      0.01      (0.07)*
 Net realized and unrealized gain (loss)
 on investments                                 $       0.77          (1.31)          (0.06)       (3.91)      0.41       3.24
 Total from investment operations               $       0.76          (1.33)          (0.07)       (4.00)      0.42       3.17
 Less distributions from:
 Net investment income                          $         --           0.00**            --           --         --       0.07
 Net realized gains on investments              $         --             --              --         0.64       2.97       1.73
 Total distributions                            $         --           0.00**            --         0.64       2.97       1.80
 Net asset value, end of period                 $       8.76           8.00            9.33         9.40      14.04      16.59
 TOTAL RETURN(1):                               %       9.50         (14.22)          (0.74)      (29.59)      2.72      21.68

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000s)               $      1,348            968           1,327          946      2,209      1,787
 Ratios to average net assets:
 Expenses(2)                                    %       1.92           1.93            1.91         1.86       1.83       1.86
 Net investment loss(2)                         %      (0.44)         (0.28)          (0.70)       (0.62)     (0.67)     (0.44)
 Portfolio turnover rate                        %         65            225             132          194        167        122

                                                                                       CLASS I
                                                -------------------------------------------------------------------------------
                                                     SIX MONTHS        YEAR       SEVEN MONTHS
                                                       ENDED           ENDED          ENDED         YEAR ENDED OCTOBER 31,
                                                    NOVEMBER 30,      MAY 31,        MAY 31,    -------------------------------
                                                       2003            2003          2002(3)        2001      2000      1999
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period           $       8.15           9.49            9.54        14.26       16.74     15.26
 Income from investment operations:
 Net investment income                          $       0.02           0.06            0.02         0.05        0.05      0.09*
 Net realized and unrealized gain (loss)
 on investments                                 $       0.79          (1.33)          (0.03)       (3.99)       0.52      3.26
 Total from investment operations               $       0.81          (1.27)          (0.01)       (3.94)       0.57      3.35
 Less distributions from:
 Net investment income                          $       0.04           0.07            0.04         0.04        0.05      0.14
 Net realized gains on investments              $         --             --              --         0.74        3.00      1.73
 Total distributions                            $       0.04           0.07            0.04         0.78        3.05      1.87
 Net asset value, end of period                 $       8.92           8.15            9.49         9.54       14.26     16.74
 TOTAL RETURN(1):                               %       9.93         (13.37)          (0.10)      (28.93)       3.76     23.00

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000s)               $    189,844        187,417         258,081      296,248     479,823   558,913
 Ratios to average net assets:
 Expenses(2)                                    %       0.92           0.93            0.91         0.86        0.83      0.86
 Net investment income(2)                       %       0.55           0.72            0.34         0.38        0.33      0.56
 Portfolio turnover rate                        %         65            225             132          194         167       122

(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.
(2)  Annualized for periods less than one year.
(3)  The Fund changed its fiscal year end to May 31.
* Per share data calculated using weighted average number of shares outstanding throughout the period.
**   Amount is less than $0.01 per share.

                 See Accompanying Notes to Financial Statements.

        NOTES TO FINANCIAL STATEMENTS as of November 30, 2003 (Unaudited)

NOTE 1 -- ORGANIZATION

ORGANIZATION. The ING Series Fund, Inc. is a company incorporated under the laws of Maryland on June 17, 1991 and registered under the Investment Company Act of 1940 as an open-end management investment company. There are twenty-two separate funds which comprise the ING Series Fund, Inc. The six Funds (each a "Fund"; collectively the "Funds") that are in this report are: ING Growth Fund ("Growth"), ING Small Company Fund ("Small Company"), ING Technology Fund ("Technology"), ING Value Opportunity Fund ("Value Opportunity"), ING Balanced Fund ("Balanced") and ING Growth and Income Fund ("Growth and Income").

Each Fund offers the following classes of shares: Class A, Class B, Class C and Class I. Technology Fund also offers Class O. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees and shareholder servicing fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income from the portfolio pro rata based on the average daily net assets of each class, without discrimination between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based on the net assets of each class on the date of distribution. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weighting of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, and shareholder servicing fees. Class B shares, along with their pro rata reinvested dividend shares, automatically convert to Class A shares approximately eight years after purchase.

ING Investments, LLC ("ING Investments"), an Arizona Limited Liability company, serves as the investment adviser to the Funds. ING Investments has engaged Aeltus Investment Management, Inc. ("ING Aeltus"), a Connecticut corporation, to serve as the Sub-Adviser to the Funds. ING Funds Distributor, LLC is the principal underwriter of the Funds. ING Funds Distributor, LLC, ING Investments and ING Aeltus are indirect wholly owned subsidiaries of ING Groep N.V. ("ING"). ING is a global financial institution active in the field of insurance, banking and asset management in more than 65 countries.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements. Such policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A. SECURITY VALUATION. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Portfolio securities reported by NASDAQ will be valued at NASDAQ official closing price. Portfolio securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities are valued at bid prices obtained from independent services or from one or more dealers making markets in the securities. U.S. Government obligations are valued by using market quotations or independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

   Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values as determined in good faith by or under the supervision of the Funds' Board of Directors ("Board"), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Fund calculates its net asset value may also be valued at their fair values as determined in good faith by or under the supervision of a Fund's Board, in accordance with methods that are specifically authorized by the Board. If a significant event which is likely to impact the value of one or more foreign securities held by a Fund occurs after the time at which the foreign market for such security(ies) closes but before the time that the Fund's net asset value is calculated on any business day, such event may be taken into account in determining the fair value of such security(ies) at the time the Fund calculates its net asset value. For these purposes, significant events after the close of trading on a foreign market may include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis, the Board has authorized the use of one or more research services to assist with the determination of the fair value of foreign securities in light of significant events. Research services use statistical analyses and quantitative models to help determine fair value as of the time a Fund calculates its net asset value. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment, and the fair value assigned to a security may not represent the actual value that a Fund could obtain if it were to sell the security at the time of the close of the NYSE.

   Investments in securities maturing in less than 60 days from the date of acquisition are valued at amortized cost, which, when combined with accrued interest, approximates market value.

B. SECURITY TRANSACTIONS AND REVENUE RECOGNITION. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the funds. Premium amortization and discount accretion are determined by the effective yield method.

C. FOREIGN CURRENCY TRANSLATION. The books and records of the Funds are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

       (1) Market value of investment securities, other assets and liabilities -- at the exchange rates prevailing at the end of the day.

       (2) Purchases and sales of investment securities, income and expenses -- at the rates of exchange prevailing on the respective dates of such transactions.

   Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the statement of assets and liabilities for the estimated tax withholding based on the securities' current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax. Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. Government securities. These risks include but are not limited to re-evaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and the U.S. Government.

D. FOREIGN CURRENCY TRANSACTIONS AND FUTURES CONTRACTS. Certain Funds may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. The Funds either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

   Each Fund may enter into futures contracts involving foreign currency, interest rates, securities and security indices, for hedging purposes only. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, a Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margins and are recorded as unrealized gains or losses by the Fund. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. DISTRIBUTIONS TO SHAREHOLDERS. The Funds record distributions to their shareholders on ex-dividend date. Each Fund pays dividends, if any, as follows:

           ANNUALLY                     SEMI-ANNUALLY
           --------                     -------------
           Growth                       Balanced
           Small Company                Growth and Income
           Technology
           Value Opportunity

   Each Fund distributes capital gains, to the extent available, annually.

F. FEDERAL INCOME TAXES. It is the policy of the Funds to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, a federal income tax or excise tax provision is not required.

   The Board intends to offset any net capital gains with any available capital loss carryforward until each carryforward has been fully utilized or expires. In addition, no capital gain distribution shall be made until the capital loss carryforward has been fully utilized or expires.

G. USE OF ESTIMATES. Management of the Funds has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with accounting principles generally accepted in the United States of America. Actual results could differ from these estimates.

H. REPURCHASE AGREEMENTS. Each Fund may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System or with member banks of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase the security at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Fund will always receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount, of the repurchase agreements plus accrued interest, being invested by the Fund. The underlying collateral is valued daily on a mark to market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. If the seller defaults, a Fund might incur a loss or delay in the realization of proceeds if the value of the collateral securing the repurchase agreement declines, and it might incur disposition costs in liquidating the collateral.

I. SECURITIES LENDING. Each Fund has the option to temporarily loan up to 30% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender's fee. The borrower is required to fully collateralize the loans with cash or U.S. Government securities.

J. OPTIONS CONTRACTS. Each Fund may purchase put and call options and may write
   (sell) put options and covered call options. These Funds may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. The Funds will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying, financial statements. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Funds pay a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

K. SWAP CONTRACTS. Balanced may enter into interest rate swaps, currency swaps and other types of swap agreements, including swaps on securities and indices. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other on regularly scheduled dates over a stated term, based on different interest rates, currency exchange rates, security prices, the prices or rates of other types of financial instruments or assets or the levels of specified indices. During the term of the swap, changes in the value of the swap are recognized by marking-to-market the value of the swap.

L. ILLIQUID AND RESTRICTED SECURITIES. Each Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Funds to sell them promptly at an acceptable price. The Funds also may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933 (1933 Act) or securities offered pursuant to Section 4(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and generally may not be publicly sold without registration under the 1933 Act. Restricted securities may be considered liquid pursuant to procedures adopted by the Board or may be deemed to be illiquid because they may not be readily marketable. Restricted securities are valued using market quotations when readily available. In the absence of market quotations, the illiquid and restricted securities are valued based upon their fair value determined under procedures approved by the Board.

M. DELAYED DELIVERY TRANSACTIONS. The Funds may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of such is identified in each Fund's Portfolio of Investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Funds are required to segregate liquid assets with the Funds' custodian sufficient to cover the purchase price.

N. MORTGAGE DOLLAR ROLL TRANSACTIONS. In connection with a Fund's ability to purchase or sell securities on a when-issued basis, Balanced and Growth and Income may engage in dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In a dollar roll transaction, a Fund sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution on a delayed delivery basis at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The Funds account for dollar roll transactions as purchases and sales.

NOTE 3 -- INVESTMENT TRANSACTIONS

For the six months ended November 30, 2003, the cost of purchases and proceeds from the sales of securities, excluding short-term securities, were as follows:

                                PURCHASES          SALES
                             --------------   --------------
Growth                       $  145,852,884   $  139,549,064
Small Company                   217,694,242      185,301,983
Technology                       15,761,302       11,541,602
Value Opportunity                32,454,826       30,123,530
Balanced                        122,368,578       80,304,347
Growth and Income               155,336,496      172,200,634

U.S. Government securities not included above were as follows:

                                 PURCHASES          SALES
                              --------------   --------------
Balanced                      $   66,576,199   $  108,799,130

NOTE 4 -- INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

The Funds entered into an Investment Management Agreement with ING Investments (the "Investment Manager" or the "Adviser"). The investment management agreements compensate the Manager with a fee, computed daily and payable monthly, based on the average daily net assets of each Fund, at the following annual rates:

For Growth, Value Opportunity and Growth and Income -- 0.700% for the first $250 million, 0.650% of the next $250 million, 0.625% of the next $250 million, 0.600% of the next $1.25 billion and 0.550% in excess of $2 billion; for Small Company -- 0.850% for the first $250 million, 0.800% of the next $250 million, 0.775% of the next $250 million, 0.750% of the next $1.25 billion and 0.725% in excess of $2 billion; for Technology -- 1.050% for the first $500 million, 1.025% of the next $500 million and 1.000% in excess of $1 billion; for Balanced -- 0.800% for the first $500 million, 0.750% of the next $500 million, 0.700% of the next $1 billion and 0.650% in excess of $2 billion.

The Manager entered into a subadvisory agreement with ING Aeltus. Subject to such policies as the Board or the Investment Manager may determine, ING Aeltus manages each Fund's assets in accordance with the Fund's investment objectives, policies, and limitations.

AIC Asset Management, LLC, ("AIC"), a Delaware limited liability company, serves as Sub-Adviser to the Technology Fund pursuant to a subadvisory agreement effective March 1, 2002 between the Adviser and AIC through December 31, 2003.

ING Funds Services, LLC ("IFS") acts as administrator and provides certain administrative and shareholder services necessary for Fund operations and is responsible for the supervision of other service providers. For its services, IFS is entitled to receive from each Fund a fee at an annual rate of 0.08% of its average daily net assets.

The Manager has entered into a service agreement with ING Life Insurance and Annuity Company ("ILIAC"), under which ILIAC will provide various administrative and shareholder services to certain Class I shareholders of the Funds that purchased their shares through ILIAC. In exchange for these services, the Manager pays ILIAC a fee of up to 0.425% of the average daily net assets associated with those shares. For six months ended November 30, 2003, ILIAC received $1,043,368 for its services.

NOTE 5 -- DISTRIBUTION AND SERVICE FEES

Each share class of the Funds (except as noted below) has adopted a Plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plans"), whereby ING Funds Distributor, Inc. (the "Distributor") is reimbursed or compensated (depending on the class of shares) by the Funds for expenses incurred in the distribution of each Fund's shares ("Distribution Fees"). Pursuant to the 12b-1 Plans, the Distributor is entitled to a payment each month to compensate or reimburse expenses incurred in the distribution and promotion of each Fund's shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees ("Service Fees") paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plans, each class of shares of the Fund pays the Distributor a combined Distribution and Service Fee based on average daily net assets at the following rates:

                         CLASS A    CLASS B   CLASS C   CLASS I  CLASS O
                         -------    -------   -------   -------  -------
Growth                     0.25%     1.00%     1.00%       N/A      N/A
Small Company              0.25%     1.00%     1.00%       N/A      N/A
Technology                 0.25%     1.00%     1.00%       N/A     0.25%
Value Opportunity          0.25%     1.00%     1.00%       N/A      N/A
Balanced                   0.25%     1.00%     1.00%       N/A      N/A
Growth and Income          0.25%     1.00%     1.00%       N/A      N/A

Presently, the Funds' class specific expenses are limited to distribution fees incurred in connection with Class A, Class B and Class C shares and services fees in connection with Class B, Class C and Class O shares. For the six months ended November 30, 2003, the Distributor has retained $15,317 as sales charges from proceeds of Class A Shares sold, $1,968 from the proceeds of Class A shares redeemed and $2,872 from the proceeds of Class C shares redeemed.

NOTE 6 -- OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

At November 30, 2003 the Funds had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities (see Notes 4 and 5):

                                   ACCRUED                         ACCRUED
                                 INVESTMENT       ACCRUED        SHAREHOLDER
                                 MANAGEMENT    ADMINISTRATIVE    SERVICES AND
                                    FEES            FEES       DISTRIBUTION FEES      TOTAL
                               -------------   --------------  -----------------  -------------
Growth                         $     115,409   $      13,190   $      22,444      $     151,043
Small Company                        241,055          23,081          31,254            295,390
Technology                            63,250           4,819          26,913             94,982
Value
   Opportunity                        23,742           2,713           9,459             35,914
Balanced                              81,297           8,130          21,658            111,085
Growth and
   Income                            144,321          16,157          13,677            171,155

The Funds have adopted a Deferred Compensation Plan (the "Plan"), which allows eligible non-affiliated directors as described in the Plan to defer the receipt of all or a portion of the directors' fees payable. Deferred fees are invested in various funds advised by ING Investments, LLC until distribution in accordance with the Plan.

At November 30, 2003, one shareholder owned 20.9% of the Small Company Fund. Investment activities of this shareholder could have a material impact on the Fund.

NOTE 7 -- EXPENSE LIMITATIONS

Effective March 1, 2002, ING Investments entered into written expense limitation agreements with each of the Funds (except Growth, Balanced and Growth and Income) whereby, the Investment Manager has voluntarily agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses to the levels listed below:

                         CLASS A    CLASS B   CLASS C    CLASS I    CLASS O
                         -------    -------   -------    -------    -------
Growth                      N/A        N/A       N/A        N/A        N/A
Small Company              1.50%      2.25%     2.25%      1.25%       N/A
Technology                 1.75%      2.50%     2.50%      1.50%      1.75%
Value Opportunity          1.35%      2.10%     2.10%      1.10%       N/A
Balanced                    N/A        N/A       N/A        N/A        N/A
Growth and Income           N/A        N/A       N/A        N/A        N/A

Under the expense limitation agreements, each Fund will at a later date reimburse the Investment Manager for expenses waived during the previous 36 months, but only if, after such reimbursement, the Fund's expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Investment Manager of such waived and reimbursed fees are reflected on the accompanying Statements of Operations for each Fund. Outstanding reimbursement balances due to the Funds under their respective expense limitation agreements are reflected in Reimbursement Due from Manager on the accompanying Statements of Assets and Liabilities.

As of November 30, 2003, the cumulative amounts of reimbursed fees that are subject to possible recoupment by the Investment Manager are as follows:

Technology                       $   160,261
Value Opportunity                $   475,382

NOTE 8 -- LINE OF CREDIT

All of the Funds included in this report, in addition to certain other funds managed by the Investment Manager, have entered into an unsecured committed revolving line of credit agreement (the "Credit Agreement") with a syndicate of banks led by Citibank, N.A. for an aggregate amount of $150,000,000. The proceeds may be used to: (1) temporarily finance the purchase and sale of securities; (2) finance the redemption of shares of an investor in the Funds; and (3) enable the Funds to meet other emergency expenses as defined in the Credit Agreement. The Funds to which the line of credit is available pay a commitment fee equal to 0.09% per annum on the daily unused portion of the committed line amount. Each of the Funds will pay its pro rata share of both the agent and commitment fee. Generally, borrowings under the Credit Agreement accrue interest at the Federal Funds Rate plus a specified margin. Repayments generally must be made within 30 days after the date of a revolving credit advance. At November 30, 2003, the Funds did not have any loans outstanding under the line of credit.

NOTE 9 -- CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

                                                        CLASS A SHARES                     CLASS B SHARES
                                                --------------------------------    --------------------------------
                                                  SIX MONTHS          YEAR            SIX MONTHS           YEAR
                                                     ENDED           ENDED              ENDED             ENDED
                                                  NOVEMBER 30,       MAY 31,          NOVEMBER 30,        MAY 31,
                                                      2003            2003               2003              2003
                                                --------------    --------------    --------------    --------------
GROWTH (NUMBER OF SHARES)
Shares sold                                            900,751         1,408,778           200,953           266,062
Shares redeemed                                       (763,546)       (2,048,202)          (35,818)         (132,288)
                                                --------------    --------------    --------------    --------------
Net increase (decrease) in shares outstanding          137,205          (639,424)          165,135           133,774
                                                ==============    ==============    ==============    ==============
GROWTH ($)
Shares sold                                     $    9,643,389    $   13,418,201    $    2,122,195    $    2,525,001
Shares redeemed                                     (8,070,418)      (19,424,604)         (378,507)       (1,227,315)
                                                --------------    --------------    --------------    --------------
Net increase (decrease)                         $    1,572,971    $   (6,006,403)   $    1,743,688    $    1,297,686
                                                ==============    ==============    ==============    ==============

                                                        CLASS C SHARES                     CLASS I SHARES
                                                --------------------------------    --------------------------------
                                                  SIX MONTHS          YEAR            SIX MONTHS           YEAR
                                                    ENDED            ENDED              ENDED             ENDED
                                                  NOVEMBER 30,       MAY 31,          NOVEMBER 30,        MAY 31,
                                                     2003             2003               2003              2003
                                                --------------    --------------    --------------    --------------
GROWTH (NUMBER OF SHARES)
Shares sold                                             87,156            55,609         1,331,997         2,142,449
Shares redeemed                                        (20,203)          (56,270)       (1,223,458)       (2,858,487)
                                                --------------    --------------    --------------    --------------
Net increase (decrease) in shares outstanding           66,953              (661)          108,539          (716,038)
                                                ==============    ==============    ==============    ==============
GROWTH ($)
Shares sold                                     $      913,368    $      517,597    $   14,389,968    $   20,469,102
Shares redeemed                                       (210,987)         (519,679)      (13,360,891)      (27,534,348)
                                                --------------    --------------    --------------    --------------
Net increase (decrease)                         $      702,381    $       (2,082)   $    1,029,077    $   (7,065,246)
                                                ==============    ==============    ==============    ==============

                                                        CLASS A SHARES                     CLASS B SHARES
                                                --------------------------------    --------------------------------
                                                  SIX MONTHS           YEAR           SIX MONTHS          YEAR
                                                     ENDED            ENDED             ENDED             ENDED
                                                  NOVEMBER 30,        MAY 31,         NOVEMBER 30,        MAY 31,
                                                     2003              2003              2003              2003
                                                --------------    --------------    --------------    --------------
SMALL COMPANY (NUMBER OF SHARES)
Shares sold                                          1,862,513         4,832,232           138,471            97,227
Shares redeemed                                     (1,361,597)       (4,627,406)          (14,854)          (64,649)
                                                --------------    --------------    --------------    --------------
Net increase in shares outstanding                     500,916           204,826           123,617            32,578
                                                ==============    ==============    ==============    ==============
SMALL COMPANY ($)
Shares sold                                     $   27,962,255    $   54,083,423    $    2,019,889    $    1,141,396
Shares redeemed                                    (20,947,940)      (51,316,425)         (260,913)         (701,162)
                                                --------------    --------------    --------------    --------------
Net increase                                    $    7,014,315    $    2,766,998    $    1,758,976    $      440,234
                                                ==============    ==============    ==============    ==============

                                                        CLASS C SHARES                     CLASS I SHARES
                                                --------------------------------    --------------------------------
                                                  SIX MONTHS           YEAR           SIX MONTHS          YEAR
                                                     ENDED            ENDED             ENDED             ENDED
                                                  NOVEMBER 30,        MAY 31,         NOVEMBER 30,        MAY 31,
                                                     2003              2003              2003              2003
                                                --------------    --------------    --------------    --------------
SMALL COMPANY (NUMBER OF SHARES)
Shares sold                                             87,392            68,426         2,495,106         2,561,382
Dividends reinvested                                        --                --            15,116                --
Shares redeemed                                        (30,795)         (123,807)       (1,394,876)       (4,333,085)
                                                --------------    --------------    --------------    --------------
Net increase (decrease) in shares outstanding           56,597           (55,381)        1,115,346        (1,771,703)
                                                ==============    ==============    ==============    ==============
SMALL COMPANY ($)
Shares sold                                     $    1,275,403    $      764,384    $   35,864,286    $   29,586,457
Dividends reinvested                                        --                --           227,345                --
Shares redeemed                                       (452,588)       (1,416,008)      (19,413,404)      (50,021,650)
                                                --------------    --------------    --------------    --------------
Net increase (decrease)                         $      822,815    $     (651,624)   $   16,678,227    $  (20,435,193)
                                                ==============    ==============    ==============    ==============

                                                       CLASS A SHARES                        CLASS B SHARES
                                                --------------------------------    --------------------------------
                                                  SIX MONTHS           YEAR           SIX MONTHS           YEAR
                                                     ENDED             ENDED             ENDED             ENDED
                                                  NOVEMBER 30,        MAY 31,         NOVEMBER 30,        MAY 31,
                                                     2003              2003              2003              2003
                                                --------------    --------------    --------------    --------------
TECHNOLOGY (NUMBER OF SHARES)
Shares sold                                          2,236,622         2,993,231           321,256            93,853
Shares issued in merger                                     --         5,694,493                --         4,497,751
Shares redeemed                                     (2,130,225)       (1,773,707)         (468,672)         (134,635)
                                                --------------    --------------    --------------    --------------
Net increase (decrease) in shares outstanding          106,397         6,914,017          (147,416)        4,456,969
                                                ==============    ==============    ==============    ==============
TECHNOLOGY ($)
Shares sold                                     $    7,722,954    $    8,400,347    $    1,069,771    $      251,400
Shares issued in merger                                     --        15,071,215                --        11,630,436
Shares redeemed                                     (7,387,420)       (4,845,504)       (1,579,839)         (369,698)
                                                --------------    --------------    --------------    --------------
Net increase (decrease)                         $      335,534    $   18,626,058    $     (510,068)   $   11,512,138
                                                ==============    ==============    ==============    ==============

                                                         CLASS C SHARES
                                                --------------------------------
                                                   SIX MONTHS          YEAR
                                                      ENDED           ENDED
                                                  NOVEMBER 30,        MAY 31,
                                                      2003             2003
                                                --------------    --------------
TECHNOLOGY (NUMBER OF SHARES)
Shares sold                                             86,654            44,101
Shares issued in merger                                     --         1,412,021
Shares redeemed                                       (179,722)          (66,548)
                                                --------------    --------------
Net increase (decrease) in shares outstanding          (93,068)        1,389,574
                                                ==============    ==============
TECHNOLOGY ($)
Shares sold                                     $      289,129    $       22,083
Shares issued in merger                                     --         3,623,089
Shares redeemed                                       (603,754)         (178,252)
                                                --------------    --------------
Net increase (decrease)                         $     (314,625)   $    3,566,920
                                                ==============    ==============

                                                         CLASS I SHARES                     CLASS O SHARES
                                                --------------------------------    --------------------------------
                                                  SIX MONTHS          YEAR            SIX MONTHS          YEAR
                                                     ENDED            ENDED              ENDED            ENDED
                                                  NOVEMBER 30,       MAY 31,          NOVEMBER 30,       MAY 31,
                                                     2003             2003               2003             2003
                                                --------------    --------------    --------------    --------------
TECHNOLOGY (NUMBER OF SHARES)
Shares sold                                            958,453           154,591         1,245,174           835,084
Shares issued in merger                                     --         1,387,190                --                --
Shares redeemed                                       (185,612)          (57,786)         (190,152)         (365,522)
                                                --------------    --------------    --------------    --------------
Net increase in shares outstanding                     772,841         1,483,995         1,055,022           469,562
                                                ==============    ==============    ==============    ==============
TECHNOLOGY ($)
Shares sold                                     $    3,339,974    $      451,353    $    4,340,548    $    2,328,818
Shares issued in merger                                     --         3,697,109                --                --
Shares redeemed                                       (648,166)         (157,801)         (668,964)       (1,018,908)
                                                --------------    --------------    --------------    --------------
Net increase                                    $    2,691,808    $    3,990,661    $    3,671,584    $    1,309,910
                                                ==============    ==============    ==============    ==============

                                                         CLASS A SHARES                     CLASS B SHARES
                                                --------------------------------    --------------------------------
                                                  SIX MONTHS          YEAR            SIX MONTHS          YEAR
                                                     ENDED            ENDED              ENDED            ENDED
                                                  NOVEMBER 30,       MAY 31,          NOVEMBER 30,       MAY 31,
                                                     2003             2003               2003             2003
                                                --------------    --------------    --------------    --------------
VALUE OPPORTUNITY (NUMBER OF SHARES)
Shares sold                                            358,470         1,634,828           134,474           127,748
Dividends reinvested                                     8,766                --                --                --
Shares redeemed                                       (340,992)         (513,191)          (41,657)          (46,255)
                                                --------------    --------------    --------------    --------------
Net increase in shares outstanding                      26,244         1,121,637            92,817            81,493
                                                ==============    ==============    ==============    ==============
VALUE OPPORTUNITY ($)
Shares sold                                     $    3,244,952    $   13,771,900    $    1,204,246    $    1,031,337
Dividends reinvested                                    80,739                --                --                --
Shares redeemed                                     (3,098,844)       (4,252,398)         (360,769)         (363,101)
                                                --------------    --------------    --------------    --------------
Net increase                                    $      226,847    $    9,519,502    $      843,477    $      668,236
                                                ==============    ==============    ==============    ==============

                                                         CLASS C SHARES                     CLASS I SHARES
                                                --------------------------------    --------------------------------
                                                  SIX MONTHS          YEAR            SIX MONTHS          YEAR
                                                     ENDED            ENDED              ENDED            ENDED
                                                  NOVEMBER 30,       MAY 31,          NOVEMBER 30,       MAY 31,
                                                     2003             2003               2003             2003
                                                --------------    --------------    --------------    --------------
VALUE OPPORTUNITY (NUMBER OF SHARES)
Shares sold                                             88,896            40,381            65,530           201,759
Dividends reinvested                                        --                --             2,480                --
Shares redeemed                                         (8,785)          (18,825)          (70,409)         (120,515)
                                                --------------    --------------    --------------    --------------
Net increase (decrease) in shares outstanding           80,111            21,556            (2,399)           81,244
                                                ==============    ==============    ==============    ==============
VALUE OPPORTUNITY ($)
Shares sold                                     $      801,216    $      331,669    $      596,538    $    1,673,592
Dividends reinvested                                        --                --            23,014                --
Shares redeemed                                        (79,254)   $     (150,569)         (644,986)         (987,768)
                                                --------------    --------------    --------------    --------------
Net increase (decrease)                         $      721,962    $      181,100    $      (25,434)   $      685,824
                                                ==============    ==============    ==============    ==============

                                                         CLASS A SHARES                     CLASS B SHARES
                                                --------------------------------    --------------------------------
                                                  SIX MONTHS          YEAR            SIX MONTHS          YEAR
                                                     ENDED            ENDED              ENDED            ENDED
                                                  NOVEMBER 30,       MAY 31,          NOVEMBER 30,       MAY 31,
                                                     2003             2003               2003             2003
                                                --------------    --------------    --------------    --------------
BALANCED (NUMBER OF SHARES)
Shares sold                                            769,799         2,704,646           451,141           224,720
Dividends reinvested                                    90,631            41,692             5,130               922
Shares redeemed                                       (671,338)       (1,313,875)          (40,155)          (88,845)
                                                --------------    --------------    --------------    --------------
Net increase in shares outstanding                     189,092         1,432,463           416,116           136,797
                                                ==============    ==============    ==============    ==============
BALANCED ($)
Shares sold                                     $    8,506,155    $   27,261,991    $    4,921,650    $    2,261,934
Dividends reinvested                                   997,377           432,595            55,975             9,638
Shares redeemed                                     (7,366,071)      (13,164,623)         (435,650)         (894,392)
                                                --------------    --------------    --------------    --------------
Net increase                                    $    2,137,461    $   14,529,963    $    4,541,975    $    1,377,180
                                                ==============    ==============    ==============    ==============

                                                         CLASS C SHARES                     CLASS I SHARES
                                                --------------------------------    --------------------------------
                                                  SIX MONTHS          YEAR            SIX MONTHS          YEAR
                                                     ENDED            ENDED              ENDED            ENDED
                                                  NOVEMBER 30,       MAY 31,          NOVEMBER 30,       MAY 31,
                                                     2003             2003               2003             2003
                                                --------------    --------------    --------------    --------------
BALANCED (NUMBER OF SHARES)
Shares sold                                            126,729           130,882           320,809         1,184,978
Dividends reinvested                                     2,510             1,038            86,045            64,691
Shares redeemed                                        (77,084)          (50,057)         (602,956)       (2,566,070)
                                                --------------    --------------    --------------    --------------
Net increase (decrease) in shares outstanding           52,155            81,863          (196,102)       (1,316,401)
                                                ==============    ==============    ==============    ==============
BALANCED ($)
Shares sold                                     $    1,382,678    $    1,323,638    $    3,570,215    $   11,929,913
Dividends reinvested                                    27,173            10,834           948,379           669,938
Shares redeemed                                       (842,160)         (505,075)       (6,661,799)      (25,998,262)
                                                --------------    --------------    --------------    --------------
Net increase (decrease)                         $      567,691    $      829,397    $   (2,143,205)   $  (13,398,411)
                                                ==============    ==============    ==============    ==============

                                                         CLASS A SHARES                     CLASS B SHARES
                                                --------------------------------    --------------------------------
                                                  SIX MONTHS          YEAR            SIX MONTHS          YEAR
                                                     ENDED            ENDED              ENDED            ENDED
                                                  NOVEMBER 30,       MAY 31,          NOVEMBER 30,       MAY 31,
                                                     2003             2003               2003             2003
                                                --------------    --------------    --------------    --------------
GROWTH AND INCOME (NUMBER OF SHARES)
Shares sold                                            428,133           988,559           124,466           105,960
Dividends reinvested                                    13,677            36,973                --                27
Shares redeemed                                       (844,218)       (1,167,612)          (13,062)          (43,369)
                                                --------------    --------------    --------------    --------------
Net increase (decrease) in shares outstanding         (402,408)         (142,080)          111,404            62,618
                                                ==============    ==============    ==============    ==============
GROWTH AND INCOME ($)
Shares sold                                     $    3,621,634    $    7,685,882    $    1,056,259    $      817,775
Dividends reinvested                                   112,973           292,103                --               229
Shares redeemed                                     (7,132,067)       (9,056,111)         (108,853)         (331,805)
                                                --------------    --------------    --------------    --------------
Net increase (decrease)                         $   (3,397,460)   $   (1,078,126)   $      947,406    $      486,199
                                                ==============    ==============    ==============    ==============

                                                         CLASS C SHARES                     CLASS I SHARES
                                                --------------------------------    --------------------------------
                                                  SIX MONTHS          YEAR            SIX MONTHS          YEAR
                                                     ENDED            ENDED              ENDED            ENDED
                                                  NOVEMBER 30,       MAY 31,          NOVEMBER 30,       MAY 31,
                                                     2003             2003               2003             2003
                                                --------------    --------------    --------------    --------------
GROWTH AND INCOME (NUMBER OF SHARES)
Shares sold                                             67,526            44,807           636,310         2,997,730
Dividends reinvested                                        --                58            98,694           217,332
Shares redeemed                                        (34,584)          (66,108)       (2,458,078)       (7,422,007)
                                                --------------    --------------    --------------    --------------
Net increase (decrease) in shares outstanding           32,942           (21,243)       (1,723,074)       (4,206,945)
                                                ==============    ==============    ==============    ==============
GROWTH AND INCOME ($)
Shares sold                                     $      563,660    $      342,593    $    5,379,359    $   23,128,158
Dividends reinvested                                        --               496           825,818         1,716,407
Shares redeemed                                       (291,852)         (518,146)      (20,952,516)      (57,896,374)
                                                --------------    --------------    --------------    --------------
Net increase (decrease)                         $      271,808    $     (175,057)   $  (14,747,339)   $  (33,051,809)
                                                ==============    ==============    ==============    ==============

NOTE 10 -- REORGANIZATION

On April 26, 2003, Technology Fund, as listed below ("Acquiring Fund"), acquired the assets and certain liabilities of ING Global Technology Fund, also listed below ("Acquired Fund"), in a tax-free reorganization in exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. The number and value of shares issued by the Acquiring Fund are presented in Note 9 -- Capital Shares. Net assets and unrealized depreciation as of the reorganization date were as follows:

                                                                                         ACQUIRED FUND
   ACQUIRING           ACQUIRED          TOTAL NET ASSETS OF     TOTAL NET ASSETS OF       UNREALIZED
     FUND                FUND               ACQUIRED FUND          ACQUIRING FUND        (DEPRECIATION)
  ----------     --------------------    -------------------     -------------------     --------------
  Technology     ING Global Techonogy      $      34,021,849       $      13,509,031     $   (9,133,241)

The net assets of Technology Fund after the reorganization were $47,530,880

NOTE 11 -- SECURITIES LENDING

Under an agreement with Bank of New York ("BNY"), the Funds can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. Government securities. The collateral must be in an amount equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the "Agreement"). The cash collateral received is reflected on the Statement of Assets and Liabilities as Cash collateral for securities loaned. Generally, in the event of counterparty default, the Funds have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower's failure to return a loaned security, however there would be a potential loss to the Funds in the event the Funds are delayed or prevented from exercising their right to dispose of the collateral. The Funds bear the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Fund. At November 30, 2003, the Funds had securities on loan with the following market values:

                          VALUE OF
                         SECURITIES       VALUE OF
FUND                       LOANED        COLLATERAL
----                   -------------    -------------
Growth                 $  42,270,270    $  43,238,524
Small Company             58,677,721       60,048,217
Technology                14,394,725       14,799,292
Value Opportunity          8,550,148        8,789,575
Balanced                  21,677,612       22,284,430
Growth and Income         51,436,734       52,592,352

NOTE 12 -- FEDERAL INCOME TAXES

Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

SIX MONTHS ENDED                 ORDINARY
NOVEMBER 30, 2003:                INCOME
                               ------------
Small Company                  $    227,376
Value Opportunity                   104,203
Balanced                          2,065,430
Growth and Income                   940,655

YEAR ENDED                       ORDINARY
MAY 31, 2003:                     INCOME
                               ------------
Balanced                       $  1,136,452
Growth and Income                 2,013,548

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. Key differences are the treatment of short-term capital gains, foreign currency transactions, wash sale deferrals and other differences. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; Temporary differences do not require eclassifications. To the extent distributions exceed net investment income and/or net realized capital gains for tax purposes, they are reported as distributions of paid-in capital.

Capital loss carryforwards, which may be used to offset future realized capital gains for federal income tax purposes were as follows at May 31, 2003:

                                                     EXPIRATION
                                       AMOUNT           DATES
                                   ---------------   -----------
Growth                             $   141,177,255     2009-2011
Small Company                           64,112,190     2009-2011
Technology                               3,346,611*    2007-2011
Value Opportunity                        7,555,380     2009-2011
Balanced                                 6,938,991     2009-2011
Growth and Income                      153,557,031     2009-2011

* A portion of the amount of these losses may be limited in the future for Technology due to previous fund mergers.

NOTE 13 -- OTHER INFORMATION

As with many financial services companies, ING Investments and affiliates of ING Investments (collectively, "ING") have received requests for information from various governmental and self-regulatory agencies in connection with investigations related to trading in investment company shares. In each case, full cooperation and responses are being provided. ING is also conducting an internal review of investment company share trading as well as reviewing their policies and procedures in this area.

NOTE 14 -- SUBSEQUENT EVENTS

On December 17, 2003, the Board approved a special meeting of shareholders to be held during the first quarter of 2004 to approve a change in sub-adviser of the Technology Fund from AIC Asset Management, LLC to BlackRock Advisors, Inc. ("BlackRock") Effective January 1, 2004, BlackRock will begin acting as sub-adviser to the Technology Fund under an interim sub-advisory agreement. In connection with the change in sub-adviser, the Board has also approved changes to the name and non-fundamental investment strategy and policies of the Technology Fund. If shareholders approve the change in sub-adviser, the Board has approved the following changes to the Technology Fund: (1) a name change to ING Global Science and Technology Fund, and (2) strategy and policy changes in which the Fund will become a global fund investing 80% of its assets in common stocks and securities convertible into common stock of companies in the science and technology sectors.

Effective December 29, 2003, the Board approved the following changes to the Value Opportunity Fund: (1) a change in the portfolio manager to a team led by William F. Coughlin; (2) a change in investment strategy to align the strategy of the Value Opportunity Fund with the new investment team's investment style; and (3) a change in the primary and secondary indices to where the Value Opportunity Fund's performance is benchmarked to those that are more representative of the new investment strategy. The new indices will run side-by-side with the current S&P 500 Index for a twelve month period, after which the S&P 500 Index will be dropped.

On December 17, 2003, the Board approved a special meeting of shareholders to be held during the first quarter of 2004 to approve a change in sub-adviser of the Growth and Income Fund from ING Aeltus to Wellington Management Company, LLP.

ING
Growth
Fund                PORTFOLIO OF INVESTMENTS as of November 30, 2003 (Unaudited)

SHARES                                                                  VALUE
---------------------------------------------------------------------------------
COMMON STOCK: 96.2%

                      AUTO MANUFACTURERS: 1.6%
    40,000            Paccar, Inc.                                 $    3,208,400
                                                                   --------------
                                                                        3,208,400
                                                                   --------------
                      BEVERAGES: 1.4%
    54,100            Anheuser-Busch Cos., Inc.                         2,803,462
                                                                   --------------
                                                                        2,803,462
                                                                   --------------
                      BIOTECHNOLOGY: 3.0%
    49,632    @       Amgen, Inc.                                       2,854,336
    26,900   @,L      Chiron Corp.                                      1,442,378
    41,600   @,L      Millipore Corp.                                   1,780,896
                                                                   --------------
                                                                        6,077,610
                                                                   --------------
                      COMMERCIAL SERVICES: 2.3%
    89,400   @,@@     Accenture Ltd.                                    2,226,060
    37,400    @       Corinthian Colleges, Inc.                         2,390,982
                                                                   --------------
                                                                        4,617,042
                                                                   --------------
                      COMPUTERS: 5.0%
   138,600    @       Dell, Inc.                                        4,781,700
   319,000    @       EMC Corp.                                         4,383,060
    36,100    @       Storage Technology Corp.                            909,720
                                                                   --------------
                                                                       10,074,480
                                                                   --------------
                      COSMETICS/PERSONAL CARE: 3.2%
    62,200            Estee Lauder Cos., Inc.                           2,363,600
    43,800            Gillette Co.                                      1,477,374
    26,900            Procter & Gamble Co.                              2,588,856
                                                                   --------------
                                                                        6,429,830
                                                                   --------------
                      DIVERSIFIED FINANCIAL SERVICES: 7.6%
    29,700    L       American Express Co.                              1,357,587
    23,300    L       Bear Stearns Cos., Inc.                           1,688,318
    49,000    L       Capital One Financial Corp.                       2,926,280
    38,300            Citigroup, Inc.                                   1,801,632
    16,400            Goldman Sachs Group, Inc.                         1,575,712
    61,400            Merrill Lynch & Co., Inc.                         3,484,450
    47,200    L       Morgan Stanley                                    2,609,216
                                                                   --------------
                                                                       15,443,195
                                                                   --------------
                      ENGINEERING AND CONSTRUCTION: 0.5%
    22,400    @       Jacobs Engineering Group, Inc.                    1,029,056
                                                                   --------------
                                                                        1,029,056
                                                                   --------------
                      ENTERTAINMENT: 1.6%
    66,500            Gtech Holdings Corp.                              3,309,040
                                                                   --------------
                                                                        3,309,040
                                                                   --------------
                      HEALTHCARE-PRODUCTS: 6.5%
    35,300   @@       Alcon, Inc.                                       2,053,401
    43,200            Guidant Corp.                                     2,452,464
    57,600            Johnson & Johnson                                 2,839,104
    39,000    @       St. Jude Medical, Inc.                            2,470,260
    49,100    @       Varian Medical Systems, Inc.                      3,388,391
                                                                   --------------
                                                                       13,203,620
                                                                   --------------
                      HEALTHCARE-SERVICES: 0.5%
    29,000    @       DaVita Inc                                        1,107,220
                                                                   --------------
                                                                        1,107,220
                                                                   --------------
                      HOME FURNISHINGS: 0.5%
     7,800            Harman Intl. Industries, Inc.                $    1,062,906
                                                                   --------------
                                                                        1,062,906
                                                                   --------------
                      INTERNET: 2.5%
    51,800    @       eBay, Inc.                                        2,893,030
    51,000   @,L      Yahoo!, Inc.                                      2,191,980
                                                                   --------------
                                                                        5,085,010
                                                                   --------------
                      MACHINERY-DIVERSIFIED: 2.0%
    65,700    L       Deere & Co.                                       4,022,811
                                                                   --------------
                                                                        4,022,811
                                                                   --------------
                      MEDIA: 4.4%
    47,100    L       Clear Channel
                       Communications, Inc.                             1,969,251
   126,000   @,L      General Motors Corp.                              2,091,600
   208,500    L       Walt Disney Co.                                   4,814,265
                                                                   --------------
                                                                        8,875,116
                                                                   --------------
                      MINING: 0.5%
    24,400    L       Freeport-McMoRan
                       Copper & Gold, Inc.                              1,062,132
                                                                   --------------
                                                                        1,062,132
                                                                   --------------
                      MISCELLANEOUS MANUFACTURING: 8.5%
    26,307    L       Danaher Corp.                                     2,188,742
    36,400    L       Eaton Corp.                                       3,748,836
   394,100            General Electric Co.                             11,298,847
                                                                   --------------
                                                                       17,236,425
                                                                   --------------
                      OIL AND GAS: 1.4%
    51,400   @,@@,L   Nabors Industries Ltd.                            1,907,968
    23,300    L       Valero Energy Corp.                               1,004,230
                                                                   --------------
                                                                        2,912,198
                                                                   --------------
                      OIL AND GAS SERVICES: 2.3%
   197,600            Halliburton Co.                                   4,613,960
                                                                   --------------
                                                                        4,613,960
                                                                   --------------
                      PHARMACEUTICALS: 10.6%
   115,800   @,L      Caremark Rx, Inc.                                 3,091,860
    96,800    @       Endo Pharmaceuticals
                       Holdings, Inc.                                   1,823,712
    77,200   @,L      Gilead Sciences, Inc.                             4,530,096
   354,770            Pfizer, Inc.                                     11,902,534
                                                                   --------------
                                                                       21,348,202
                                                                   --------------
                      RETAIL: 9.8%
    44,600   @,L      Bed Bath & Beyond, Inc.                           1,883,904
    22,100            Best Buy Co., Inc.                                1,370,200
    43,300            Federated Department Stores                       2,125,597
   153,000            Home Depot, Inc.                                  5,624,280
    59,800            McDonald's Corp.                                  1,532,674
   130,100            Wal-Mart Stores, Inc.                             7,238,764
                                                                   --------------
                                                                       19,775,419
                                                                   --------------
                      SEMICONDUCTORS: 10.1%
   111,000   @,L      Applied Materials, Inc.                           2,697,300
   321,200    S       Intel Corp.                                      10,737,716
    79,500            Linear Technology Corp.                           3,429,630
    24,400   @,L      Qlogic Corp.                                      1,386,652
    70,800            Texas Instruments, Inc.                           2,107,008
                                                                   --------------
                                                                       20,358,306
                                                                   --------------

                 See Accompanying Notes to Financial Statements

ING
Growth
Fund    PORTFOLIO OF INVESTMENTS as of November 30, 2003 (Unaudited) (Continued)

SHARES                                                                 VALUE
---------------------------------------------------------------------------------
                      SOFTWARE: 5.5%
   353,500   L        Microsoft Corp.                              $    9,084,950
    55,500   @        Veritas Software Corp.                            2,110,166
                                                                   --------------
                                                                       11,195,116
                                                                   --------------
                      TELECOMMUNICATIONS: 4.9%
   114,900   @        Avaya, Inc.                                       1,562,640
   371,800   @        Cisco Systems, Inc.                               8,424,988
                                                                   --------------
                                                                        9,987,628
                                                                   --------------
                      Total Common Stock
                        (Cost $167,857,418)                           194,838,184
                                                                   --------------

PRINCIPAL
AMOUNT                                                                 VALUE
---------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 3.5%

                      REPURCHASE AGREEMENT: 3.5%
$  7,163,000          Deutsche Repurchase Agreement
                        dated 11/28/03, 1.060%, due 12/01/03,
                        $7,163,633 to be received upon
                        repurchase (Collateralized by
                        $7,346,000 Federal National
                        Mortgage Association,
                        4.750%, Market Value $7,306,872,
                        due 02/21/13)                                   7,163,000
                                                                   --------------
                      Total Short-term Investments
                        (Cost $7,163,000)                               7,163,000
                                                                   --------------
                      TOTAL INVESTMENTS IN SECURITIES
                        (COST $175,020,418)*                 99.7% $  202,001,184
                      OTHER ASSETS AND
                        LIABILITIES-NET                       0.3         705,269
                                                            -----  --------------
                      NET ASSETS                            100.0% $  202,706,453
                                                            =====  ==============

@    Non-income producing security
@@   Foreign Issuer
L    Loaned security, a portion or all of the security is on loan at
     November 30, 2003.
S    Segregated securities for futures contracts held at November 30, 2003.
* Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized appreciation consists of:

                      Gross Unrealized Appreciation                $   27,974,406
                      Gross Unrealized Depreciation                      (993,640)
                                                                   --------------
                      Net Unrealized Appreciation                  $   26,980,766
                                                                   ==============

Information concerning open futures contracts at November 30, 2003 is shown below:

                               NOTIONAL
                  NO. OF        MARKET      EXPIRATION       UNREALIZED
                 CONTRACTS      VALUE           DATE             GAIN
                 ---------   -------------   ----------      -----------
LONG CONTRACT
S&P 500 Index       31       $   8,197,950      Dec-03       $   176,762
                             =============                   ===========

                 See Accompanying Notes to Financial Statements

ING
Small
Company
Fund                PORTFOLIO OF INVESTMENTS as of November 30, 2003 (Unaudited)

SHARES                                                                 VALUE
---------------------------------------------------------------------------------
COMMON STOCK: 97.8%

                      AEROSPACE/DEFENSE: 0.7%
    75,000    @       United Defense Industries, Inc.              $    2,494,500
                                                                   --------------
                                                                        2,494,500
                                                                   --------------
                      AGRICULTURE: 1.1%
   150,000            Delta & Pine Land Co.                             3,787,500
                                                                   --------------
                                                                        3,787,500
                                                                   --------------
                      AIRLINES: 1.5%
   200,000   @,L      Continental Airlines, Inc.                        3,730,000
   100,000    L       Skywest, Inc.                                     1,725,000
                                                                   --------------
                                                                        5,455,000
                                                                   --------------
                      APPAREL: 0.6%
   125,000   @,L      Quiksilver, Inc.                                  2,247,500
                                                                   --------------
                                                                        2,247,500
                                                                   --------------
                      BANKS: 3.0%
    45,000            Boston Private Financial
                        Holdings, Inc.                                  1,166,850
    48,225            Chittenden Corp.                                  1,646,402
   110,000    L       Greater Bay BanCorp.                              2,859,999
    20,700            IBERIABANK Corp                                   1,200,186
    54,100    L       Provident Bankshares Corp.                        1,572,146
    58,875    @@      R&G Financial Corp.                               2,226,064
                                                                   --------------
                                                                       10,671,647
                                                                   --------------
                      BIOTECHNOLOGY: 0.4%
    91,255    @       Diversa Corp.                                       766,542
    50,000   @,L      Myogen Inc                                          608,000
                                                                   --------------
                                                                        1,374,542
                                                                   --------------
                      CHEMICALS: 1.0%
    70,000   @,L      Cabot Microelectronics Corp.                      3,716,300
                                                                   --------------
                                                                        3,716,300
                                                                   --------------
                      COMMERCIAL SERVICES: 2.1%
    25,000    @       Advisory Board Co.                                  918,000
    63,975    @       Corinthian Colleges, Inc.                         4,089,922
   100,000            Gevity HR Inc                                     2,250,000
    18,900    @       LECG Corp                                           406,350
                                                                   --------------
                                                                        7,664,272
                                                                   --------------
                      COMPUTERS: 6.7%
    85,000    @       CACI Intl., Inc.                                  4,230,450
   125,000    @       Electronics For Imaging                           3,450,000
   140,000    @       Hutchinson Technology, Inc.                       4,559,800
   100,000    @       Intergraph Corp.                                  2,540,000
   155,000    @       Lexar Media, Inc.                                 3,310,800
    80,000   @,L      Manhattan Associates, Inc.                        2,434,400
    21,000    @       Merge Technologies Inc                              367,500
    75,000            MTS Systems Corp                                  1,392,750
    20,000    @       SI International Inc                                379,800
    50,000            Talx Corp.                                        1,310,000
                                                                   --------------
                                                                       23,975,500
                                                                   --------------
                      DISTRIBUTION/WHOLESALE: 0.9%
   141,124    @       Brightpoint, Inc.                                 3,171,056
                                                                   --------------
                                                                        3,171,056
                                                                   --------------
                      DIVERSIFIED FINANCIAL SERVICES: 3.0%
    60,000   @,L      Affiliated Managers Group                    $    3,990,000
   175,000    @       Investment Technology
                        Group, Inc.                                     3,097,500
   250,000   @,L      Knight Trading Group Inc                          3,607,500
                                                                   --------------
                                                                       10,695,000
                                                                   --------------
                      ELECTRICAL COMPONENTS & EQUIPMENT: 1.4%
    69,500            Ametek, Inc.                                      3,287,350
    92,400    @       Rayovac Corp.                                     1,662,276
                                                                   --------------
                                                                        4,949,626
                                                                   --------------
                      ELECTRONICS: 6.3%
    50,875            Analogic Corp.                                    2,136,750
   150,000   @,L      Benchmark Electronics, Inc.                       5,509,499
   145,000    @       Checkpoint Systems, Inc.                          2,805,750
    68,325    @       Itron, Inc.                                       1,311,157
     7,500   @,L      NVE Corp                                            410,618
    60,000    @       Photon Dynamics, Inc.                             2,448,600
     8,500   @,L      Taser Intl., Inc                                    666,825
   125,000    @       Trimble Navigation Ltd.                           3,791,250
    88,400    @       Varian, Inc.                                      3,585,504
                                                                   --------------
                                                                       22,665,953
                                                                   --------------
                      ENERGY-ALTERNATE SOURCES: 0.9%
   175,000    @       Headwaters, Inc.                                  3,339,000
                                                                   --------------
                                                                        3,339,000
                                                                   --------------
                      ENGINEERING & CONSTRUCTION: 1.7%
   120,000    @@      Chicago Bridge & Iron Co
                        NV ADR                                          3,204,000
   130,000    @       URS Corp.                                         2,964,000
                                                                   --------------
                                                                        6,168,000
                                                                   --------------
                      ENTERTAINMENT: 1.5%
   200,000    @       Alliance Gaming Corp.                             5,240,000
                                                                   --------------
                                                                        5,240,000
                                                                   --------------
                      FOOD: 1.1%
   125,000    @       Hain Celestial Group, Inc.                        2,883,750
    92,000    @       Wild Oats Markets Inc                             1,043,280
                                                                   --------------
                                                                        3,927,030
                                                                   --------------
                      FOREST PRODUCTS & PAPER: 1.6%
   325,000    @       Louisiana-Pacific Corp.                           5,879,250
                                                                   --------------
                                                                        5,879,250
                                                                   --------------
                      GAS: 0.4%
    80,000            Oneok, Inc.                                       1,584,800
                                                                   --------------
                                                                        1,584,800
                                                                   --------------
                      HEALTHCARE-PRODUCTS: 1.7%
    60,000            Cooper Cos., Inc.                                 2,739,000
   120,000    @       Wright Medical Group, Inc.                        3,343,200
                                                                   --------------
                                                                        6,082,200
                                                                   --------------
                      HEALTHCARE-SERVICES: 2.3%
    75,000    @       Kindred Healthcare Inc                            3,869,250
    12,300    @       Medcath Corp                                        116,715
   122,050            Select Medical Corp.                              4,375,492
                                                                   --------------
                                                                        8,361,457
                                                                   --------------

                 See Accompanying Notes to Financial Statements

ING
Small
Company
Fund    PORTFOLIO OF INVESTMENTS as of November 30, 2003 (Unaudited) (Continued)

SHARES                                                                 VALUE
---------------------------------------------------------------------------------
                      HOME BUILDERS: 1.6%
   112,400            Standard-Pacific Corp.                       $    5,612,132
                                                                   --------------
                                                                        5,612,132
                                                                   --------------
                      HOUSEHOLD PRODUCTS/WARES: 0.9%
    75,000    @,L     American Greetings                                1,584,000
    68,950     @      Central Garden And Pet Co.                        1,827,865
                                                                   --------------
                                                                        3,411,865
                                                                   --------------
                      INSURANCE: 2.0%
   148,675            Amerus Group Co.                                  5,344,866
    35,000            Landamerica Financial Group, Inc.                 1,799,000
                                                                   --------------
                                                                        7,143,866
                                                                   --------------
                      INTERNET: 2.9%
    40,000     @      Ask Jeeves                                          772,800
   100,000     @      Covad Communications Group Inc                      400,000
    12,100     @      Equinix Inc                                         322,949
    90,000    @,L     FindWhat.com                                      1,363,500
    45,000     @      Lionbridge Technologies                             486,000
   190,000            Netbank, Inc.                                     2,489,000
   225,000    @,L     Webex Communications, Inc.                        4,446,000
                                                                   --------------
                                                                       10,280,249
                                                                   --------------
                      LEISURE TIME: 0.5%
   125,000     @      K2, Inc.                                          1,912,500
                                                                   --------------
                                                                        1,912,500
                                                                   --------------
                      LODGING: 0.1%
    54,900     @      Interstate Hotels & Resorts Inc                     295,362
                                                                   --------------
                                                                          295,362
                                                                   --------------
                      MACHINERY-CONSTRUCTION & MINING: 0.9%
   124,625     @      Terex Corp.                                       3,214,079
                                                                   --------------
                                                                        3,214,079
                                                                   --------------
                      MACHINERY-DIVERSIFIED: 2.0%
    75,000            Briggs & Stratton                                 5,062,500
    15,800            Middleby Corp                                       539,112
   110,100            Wabtec Corp                                       1,723,065
                                                                   --------------
                                                                        7,324,677
                                                                   --------------
                      MEDIA: 2.4%
   200,000     @      Cumulus Media, Inc.                               3,820,000
    49,500            Liberty Corp.                                     2,200,275
   100,000    @,L     XM Satellite Radio Holdings, Inc.                 2,495,000
                                                                   --------------
                                                                        8,515,275
                                                                   --------------
                      OIL AND GAS: 4.3%
   125,000     @      Denbury Resources, Inc.                           1,580,000
   120,000     @      Newfield Exploration Co.                          4,908,000
    62,500     @      Nuevo Energy Co.                                  1,233,750
   100,000            Patina Oil & Gas Corp.                            4,488,000
   155,000     @      Southwestern Energy Co.                           3,163,550
                                                                   --------------
                                                                       15,373,300
                                                                   --------------
                      OIL AND GAS SERVICES: 0.7%
   110,000     @      Oceaneering Intl., Inc.                           2,403,500
                                                                   --------------
                                                                        2,403,500
                                                                   --------------
                      PHARMACEUTICALS: 8.6%
   165,175     @      Alkermes, Inc.                                    2,160,489
   170,000    @,L     Amylin Pharmaceuticals, Inc.                      4,448,900
    91,200    @,@@    Angiotech Pharmaceuticals, Inc.                   4,493,424
    70,000    @,L     Eon Labs Inc                                 $    3,712,100
   105,500     @      Ilex Oncology, Inc.                               2,201,785
    90,000    @,L     Medicines Co.                                     2,463,300
    68,300    @,L     MGI Pharma, Inc.                                  2,620,671
   105,000    @,L     NPS Pharmaceuticals, Inc.                         3,168,900
    85,000    @,L     Onyx Pharmaceuticals, Inc.                        2,446,300
    44,100     @      OSI Pharmaceuticals Inc                           1,311,093
   120,000     @      Vicuron Pharmaceuticals Inc                       2,178,000
                                                                   --------------
                                                                       31,204,962
                                                                   --------------
                      REITs: 7.6%
   243,000            Acadia Realty Trust                               2,933,010
    87,600     L      Alexandria Real Estate
                        Equities, Inc.                                  4,914,360
    84,600     L      American Financial Realty Trust                   1,438,200
    37,200            CBL & Associates Properties, Inc.                 2,092,500
    95,000            Corporate Office Properties
                        Trust Sbi MD                                    1,965,550
   180,000     L      Felcor Lodging Trust, Inc.                        1,902,600
    84,325            Newcastle Investment Corp.                        2,065,963
    43,700            Pennsylvania Real Estate
                        Investment Trust                                1,507,650
   191,050     L      Reckson Associates Realty Corp.                   4,585,200
    64,325            SL Green Realty Corp.                             2,403,182
    56,275            Washington Real Estate
                        Investment Trust                                1,726,517
                                                                   --------------
                                                                       27,534,732
                                                                   --------------
                      RETAIL: 4.5%
   125,000            Claire's Stores, Inc.                             5,800,000
    75,000     @      Electronics Boutique Holdings Corp.               1,825,500
   200,000    @,L     Hollywood Entertainment Corp                      2,732,000
   100,000     @      Men's Wearhouse, Inc.                             3,077,000
   150,000     @      Movie Gallery, Inc.                               2,653,500
                                                                   --------------
                                                                       16,088,000
                                                                   --------------
                      SAVINGS AND LOANS: 3.3%
   115,975            Commercial Federal Corp.                          3,131,325
   150,000            First Niagara Financial Group Inc                 2,278,500
    30,000     @      Firstfed Financial Corp.                          1,410,000
    68,500            Flagstar Bancorp, Inc.                            1,515,905
   147,800            Staten Island Bancorp, Inc.                       3,399,400
                                                                   --------------
                                                                       11,735,130
                                                                   --------------
                      SEMICONDUCTORS: 3.5%
   294,900     @      Axcelis Technologies, Inc.                        3,382,503
   300,000    @,L     Conexant Systems Inc                              1,515,000
    30,000     @      Nanometrics, Inc.                                   438,000
   139,025     @      Power Integrations, Inc.                          5,036,876
    90,000    @,L     Rudolph Technologies, Inc.                        2,083,500
                                                                   --------------
                                                                       12,455,879
                                                                   --------------
                      SOFTWARE: 5.8%
   240,750     @      Activision, Inc.                                  3,683,475
    83,575    @,L     Avid Technology, Inc.                             4,419,446
    13,300    @,L     Callidus Software Inc                               224,903
    90,000     @      Filenet Corp.                                     2,357,100
    65,000     @      Progress Software Corp.                           1,362,400
    80,000    @,L     Serena Software, Inc.                             1,537,600
   140,000     @      Take-Two Interactive Software, Inc.               4,634,000
   160,725     @      THQ, Inc.                                         2,586,065
                                                                   --------------
                                                                       20,804,989
                                                                   --------------

                 See Accompanying Notes to Financial Statements

ING
Small
Company
Fund    PORTFOLIO OF INVESTMENTS as of November 30, 2003 (Unaudited) (Continued)

SHARES                                                                 VALUE
---------------------------------------------------------------------------------
                      TELECOMMUNICATIONS: 4.7%
   450,000     @      Adaptec, Inc.                                $    3,964,500
   130,200     @      Advanced Fibre Communication                      2,909,970
    41,200     @      Aspect Communications Corp.                         606,464
    50,000     @      Interdigital Communications Corp.                 1,024,000
    35,000     @      Intrado Inc                                         698,250
    40,000     @      Plantronics, Inc.                                 1,225,600
   340,000    @,L     RF Micro Devices, Inc.                            3,961,000
    87,500     @      Terayon Corp                                        523,250
   114,100     @      Western Wireless Corp                             2,130,247
                                                                   --------------
                                                                       17,043,281
                                                                   --------------
                      TRANSPORTATION: 1.6%
    70,000     @      Landstar System, Inc.                             2,520,000
    75,000    @,L     Overnite Corp                                     1,676,250
    76,900     @      Sirva Inc                                         1,388,045
                                                                   --------------
                                                                        5,584,295
                                                                   --------------
                      Total Common Stock
                        (Cost $277,071,804)                           351,388,206
                                                                   --------------

PRINCIPAL
AMOUNT                                                                  VALUE
---------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 2.7%

                      REPURCHASE AGREEMENT: 2.7%
$  9,686,000          Deutsche Repurchase Agreement
                      dated 11/28/03, 1.060%,
                      due 12/01/03, $9,686,856 to be
                      received upon repurchase
                      (Collateralized by $8,053,000
                      Federal National Mortgage
                      Association, 7.125%, Market Value
                      $9,880,612, due 01/15/30)                         9,686,000
                                                                   --------------
                      Total Short-term Investments
                        (Cost $9,686,000)                               9,686,000
                                                                   --------------
                      TOTAL INVESTMENTS IN SECURITIES
                        (COST $286,757,804)*                100.5% $  361,074,206
                      OTHER ASSETS AND
                        LIABILITIES-NET                      (0.5)     (1,639,130)
                                                            -----  --------------
                      NET ASSETS                            100.0% $  359,435,076
                                                            =====  ==============

@    Non-income producing security
@@   Foreign Issuer
ADR  American Depositary Receipt
L Loaned security, a portion or all of the security is on loan at November 30, 2003.
* Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized appreciation consists of:

                      Gross Unrealized Appreciation                $   79,045,771
                      Gross Unrealized Depreciation                    (4,729,369)
                                                                   --------------
                      Net Unrealized Appreciation                  $   74,316,402
                                                                   ==============

                 See Accompanying Notes to Financial Statements

ING
Technology
Fund                PORTFOLIO OF INVESTMENTS as of November 30, 2003 (Unaudited)

SHARES                                                                 VALUE
---------------------------------------------------------------------------------
COMMON STOCK: 96.8%

                      COMMERCIAL SERVICES: 2.0%
  60,000    @,@@      Accenture Ltd.                               $    1,494,000
                                                                   --------------
                                                                        1,494,000
                                                                   --------------
                      COMPUTERS: 11.5%
  14,500     @,L      Computer Sciences Corp.                             600,300
  66,300      @       Dell, Inc.                                        2,287,350
 121,550      @       EMC Corp.                                         1,670,097
 125,500              Hewlett-Packard Co.                               2,722,095
  15,962              International Business
                        Machines Corp.                                  1,445,199
                                                                   --------------
                                                                        8,725,041
                                                                   --------------
                      DISTRIBUTION/WHOLESALE: 1.8%
  23,250      L       CDW Corp.                                         1,389,188
                                                                   --------------
                                                                        1,389,188
                                                                   --------------
                      ELECTRONICS: 5.7%
 148,200    @@,L      Flextronics Intl. Ltd.                            2,375,646
  14,700     @@       Koninklijke Philips Electronics NV                  417,614
 125,500     @,L      Sanmina-SCI Corp.                                 1,529,845
                                                                   --------------
                                                                        4,323,105
                                                                   --------------
                      INTERNET: 9.3%
  36,950     @,L      Amazon.Com, Inc.                                  1,997,517
  45,500     @,L      eBay, Inc.                                        2,541,175
  58,120     @,L      Yahoo!, Inc.                                      2,497,998
                                                                   --------------
                                                                        7,036,690
                                                                   --------------
                      RETAIL: 2.2%
  26,550              Best Buy Co., Inc.                                1,646,100
                                                                   --------------
                                                                        1,646,100
                                                                   --------------
                      SEMICONDUCTORS: 43.9%
  89,650     @,L      Altera Corp.                                      2,270,835
  37,900              Amkor Technology, Inc.                              739,808
  12,950              Analog Devices, Inc.                                644,263
 193,150      @       Applied Materials, Inc.                           4,693,544
  57,694     @,L      Broadcom Corp.                                    2,101,792
 121,871              Intel Corp.                                       4,074,147
  38,600              Intersil Corp.                                    1,019,426
  41,100     @,L      Kla-Tencor Corp.                                  2,408,871
 110,400      @       Lam Research Corp.                                3,532,800
 111,790     @,L      Micron Technology, Inc.                           1,454,388
  53,750     @,L      Novellus Systems, Inc.                            2,352,100
  30,900     @,L      Qlogic Corp.                                      1,756,047
  36,300     @@       Stmicroelectronics NV ADR                         1,011,681
   8,600     @@       Stmicroelectronics NV                               237,927
  63,244   @,@@,L     Taiwan Semiconductor
                        Manufacturing Co. Ltd. ADR                        687,462
 109,850              Texas Instruments, Inc.                           3,269,136
  30,950     @,L      Xilinx, Inc.                                      1,163,411
                                                                   --------------
                                                                       33,417,638
                                                                   --------------
                      SOFTWARE: 14.3%
  78,600      L       Computer Associates Intl., Inc.                   1,831,380
  40,200      @       Electronic Arts, Inc.                             1,778,046
  37,560      L       First Data Corp.                                  1,421,646
  35,100      @       Intuit, Inc.                                      1,764,828
 100,788              Microsoft Corp.                                   2,590,252
 118,942     @,L      Oracle Corp.                                      1,428,493
                                                                   --------------
                                                                       10,814,645
                                                                   --------------
                      TELECOMMUNICATIONS: 6.1%
 154,052      @       Cisco Systems, Inc.                          $    3,490,817
  30,950     @@       Nokia OYJ                                           557,608
     113     @@       NTT Data Corp.                                      414,774
      65     @@       NTT Docomo, Inc.                                    140,066
                                                                   --------------
                                                                        4,603,265
                                                                   --------------
                      Total Common Stock
                        (Cost $55,368,694)                             73,449,672
                                                                   --------------
                      TOTAL INVESTMENTS IN SECURITIES
                        (COST $55,368,694)*                  96.8% $   73,449,672
                      OTHER ASSETS AND
                        LIABILITIES-NET                       3.2       2,435,625
                                                            -----  --------------
                      NET ASSETS                            100.0% $   75,885,297
                                                            =====  ==============

@    Non-income producing security
@@   Foreign Issuer
L Loaned security, a portion or all of the security is on loan at November 30, 2003.
ADR  American Depositary Receipt
* Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized appreciation consists of:

                      Gross Unrealized Appreciation                $   19,116,159
                      Gross Unrealized Depreciation                    (1,035,181)
                                                                   --------------
                      Net Unrealized Appreciation                  $   18,080,978
                                                                   ==============

                 See Accompanying Notes to Financial Statements

ING
Value
Opportunity
Fund                PORTFOLIO OF INVESTMENTS as of November 30, 2003 (Unaudited)

SHARES                                                                 VALUE
---------------------------------------------------------------------------------
COMMON STOCK: 98.2%

                      AEROSPACE/DEFENSE: 3.2%
    3,425     L       Boeing Co.                                   $      131,486
    8,125             Rockwell Collins, Inc.                              218,481
   11,875             United Technologies Corp.                         1,017,688
                                                                   --------------
                                                                        1,367,655
                                                                   --------------
                      AUTO MANUFACTURERS: 0.9%
   27,300     L       Ford Motor Co.                                      360,360
                                                                   --------------
                                                                          360,360
                                                                   --------------
                      BANKS: 5.8%
   11,975             Bank of America Corp.                               903,274
   14,400             Bank One Corp.                                      624,384
   19,750             Wachovia Corp.                                      903,563
                                                                   --------------
                                                                        2,431,221
                                                                   --------------
                      BEVERAGES: 0.8%
    7,325             PepsiCo, Inc.                                       352,479
                                                                   --------------
                                                                          352,479
                                                                   --------------
                      BIOTECHNOLOGY: 1.5%
    5,425     @       Amgen, Inc.                                         311,992
    5,700    @,L      Chiron Corp.                                        305,634
                                                                   --------------
                                                                          617,626
                                                                   --------------
                      BUILDING MATERIALS: 2.1%
   32,800     L       Masco Corp.                                         892,160
                                                                   --------------
                                                                          892,160
                                                                   --------------
                      CHEMICALS: 2.0%
   26,125             Sherwin-Williams Co.                                847,234
                                                                   --------------
                                                                          847,234
                                                                   --------------
                      COMMERCIAL SERVICES: 0.8%
    8,375             Paychex, Inc.                                       322,186
                                                                   --------------
                                                                          322,186
                                                                   --------------
                      COMPUTERS: 1.8%
   15,425     @       Dell, Inc.                                          532,162
   16,825     @       EMC Corp.                                           231,176
                                                                   --------------
                                                                          763,338
                                                                   --------------
                      COSMETICS/PERSONAL CARE: 3.2%
   14,150             Procter & Gamble Co.                              1,361,796
                                                                   --------------
                                                                        1,361,796
                                                                   --------------
                      DIVERSIFIED FINANCIAL SERVICES: 9.1%
   11,225             Bear Stearns Cos., Inc.                             813,364
   25,100             Citigroup, Inc.                                   1,180,703
    3,350     L       Goldman Sachs Group, Inc.                           321,868
   18,100             JP Morgan Chase & Co.                               640,016
    5,200             Lehman Brothers Holdings, Inc.                      375,492
    9,950             Morgan Stanley                                      550,036
                                                                   --------------
                                                                        3,881,479
                                                                   --------------
                      ELECTRIC: 2.9%
   33,475     @       AES Corp.                                           296,923
   44,850             Edison Intl.                                        915,837
                                                                   --------------
                                                                        1,212,760
                                                                   --------------
                      ELECTRICAL COMPONENTS & EQUIPMENT: 1.4%
   24,600             American Power Conversion                    $      537,756
    6,275     @       Power-One, Inc.                                      52,898
                                                                   --------------
                                                                          590,654
                                                                   --------------
                      ELECTRONICS: 1.2%
    8,250     @       Jabil Circuit, Inc.                                 226,958
   16,425             Perkinelmer, Inc.                                   277,746
                                                                   --------------
                                                                          504,704
                                                                   --------------
                      ENTERTAINMENT: 2.0%
   23,775             International Game Technology                       824,755
                                                                   --------------
                                                                          824,755
                                                                   --------------
                      HEALTHCARE-PRODUCTS: 4.0%
    2,475             Bausch & Lomb, Inc.                                 124,319
   11,350             Guidant Corp.                                       644,340
    4,425     L       Johnson & Johnson                                   218,108
   14,975             Medtronic, Inc.                                     676,870
                                                                   --------------
                                                                        1,663,637
                                                                   --------------
                      HEALTHCARE-SERVICES: 3.0%
   15,075             UnitedHealth Group, Inc.                            812,542
    4,675     @       WellPoint Health Networks                           437,066
                                                                   --------------
                                                                        1,249,608
                                                                   --------------
                      INSURANCE: 2.3%
    1,150             American Intl. Group                                 66,643
   10,725             Prudential Financial, Inc.                          419,455
   30,125             Travelers Property Casualty Corp.                   469,949
                                                                   --------------
                                                                          956,047
                                                                   --------------
                      INTERNET: 3.4%
   15,975     @       Amazon.Com, Inc.                                    863,609
    9,900    @,L      eBay, Inc.                                          552,915
                                                                   --------------
                                                                        1,416,524
                                                                   --------------
                      LEISURE TIME: 0.8%
   16,425             Sabre Holdings Corp.                                342,461
                                                                   --------------
                                                                          342,461
                                                                   --------------
                      MEDIA: 0.5%
    9,100     L       Walt Disney Co.                                     210,119
                                                                   --------------
                                                                          210,119
                                                                   --------------
                      MISCELLANEOUS MANUFACTURING: 4.7%
    3,125             Danaher Corp.                                       260,000
   16,100             General Electric Co.                                461,587
   18,300     L       Honeywell Intl., Inc.                               543,327
    8,075             ITT Industries, Inc.                                532,304
    8,300   @@,L      Tyco Intl. Ltd.                                     190,485
                                                                   --------------
                                                                        1,987,703
                                                                   --------------
                      OFFICE/BUSINESS EQUIPMENT: 0.7%
   23,150    @,L      Xerox Corp.                                         281,967
                                                                   --------------
                                                                          281,967
                                                                   --------------
                      OIL AND GAS: 2.9%
    5,800             Anadarko Petroleum Corp.                            260,594
    7,225             ConocoPhillips                                      409,947
   15,050             Exxon Mobil Corp.                                   544,358
                                                                   --------------
                                                                        1,214,899
                                                                   --------------

                 See Accompanying Notes to Financial Statements

ING
Value
Opportunity
Fund    PORTFOLIO OF INVESTMENTS as of November 30, 2003 (Unaudited) (Continued)

SHARES                                                                 VALUE
---------------------------------------------------------------------------------
                      PHARMACEUTICALS: 4.5%
   23,600             Merck & Co., Inc.                            $      958,160
    7,075             Pfizer, Inc.                                        237,366
   14,575    @,L      Watson Pharmaceuticals, Inc.                        687,066
                                                                   --------------
                                                                        1,882,592
                                                                   --------------
                      RETAIL: 6.0%
    5,050             Federated Department Stores                         247,905
   29,300     L       Gap, Inc.                                           629,950
   15,825             Home Depot, Inc.                                    581,727
   19,225             Limited Brands                                      344,512
    7,500             RadioShack Corp.                                    233,625
    8,425             Wal-Mart Stores, Inc.                               468,767
                                                                   --------------
                                                                        2,506,486
                                                                   --------------
                      SAVINGS AND LOANS: 2.6%
   23,575     L       Washington Mutual, Inc.                           1,079,971
                                                                   --------------
                                                                        1,079,971
                                                                   --------------
                      SEMICONDUCTORS: 4.2%
   39,925             Intel Corp.                                       1,334,693
   10,225    @,L      LSI Logic Corp.                                      95,808
   17,575    @,L      PMC - Sierra, Inc.                                  358,003
                                                                   --------------
                                                                        1,788,504
                                                                   --------------
                      SOFTWARE: 7.2%
    7,600     @       Electronic Arts, Inc.                               336,148
   74,925             Microsoft Corp.                                   1,925,572
   40,275     @       Novell, Inc.                                        382,613
   35,025     @       Oracle Corp.                                        420,650
                                                                   --------------
                                                                        3,064,983
                                                                   --------------
                      TELECOMMUNICATIONS: 11.1%
   18,350     L       AT&T Corp.                                          363,881
   56,375    @,L      AT&T Wireless Services, Inc.                        422,813
   10,750             Bellsouth Corp.                                     279,823
   60,425     @       Cisco Systems, Inc.                               1,369,230
   14,450    @,L      Comverse Technology, Inc.                           277,874
   55,300             Motorola, Inc.                                      776,411
   33,225    @,L      Nextel Communications, Inc.                         841,588
   13,400             Scientific-Atlanta, Inc.                            386,992
                                                                   --------------
                                                                        4,718,612
                                                                   --------------
                      TRANSPORTATION: 1.6%
    9,100     L       United Parcel Service, Inc.                         662,207
                                                                   --------------
                                                                          662,207
                                                                   --------------
                      Total Common Stock
                        (Cost $36,888,687)                             41,356,727
                                                                   --------------

PRINCIPAL
AMOUNT                                                                 VALUE
----------                                                         --------------
SHORT-TERM INVESTMENTS: 1.8%

             REPURCHASE AGREEMENT: 1.8%
$  748,000   Morgan Stanley Repurchase
               Agreement dated
               11/28/03, 1.030%, due 12/01/03,
               $748,064 to be received upon
               repurchase (Collateralized by
               $760,000 Student Loan
               Government Fund, 0.000%,
               Market Value $760,000,
               due 12/18/03 and $10,000 U.S.
               Treasury Bill, 0.000%,
               Market Value 9,996, due 12/11/03)                   $      748,000
                                                                   --------------
             Total Short-term Investments
               (Cost $748,000)                                            748,000
                                                                   --------------
             TOTAL INVESTMENTS IN SECURITIES
               (COST $37,636,687)*                          100.0% $   42,104,727
             OTHER ASSETS AND
               LIABILITIES-NET                               (0.0)         (4,853)
                                                            -----  --------------
             NET ASSETS                                     100.0% $   42,099,874
                                                            =====  ==============

@    Non-income producing security
@@   Foreign Issuer
L Loaned security, a portion or all of the security is on loan at November 30, 2003.
* Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized appreciation consists of:

             Gross Unrealized Appreciation                         $    4,975,091
             Gross Unrealized Depreciation                               (507,051)
                                                                   --------------
             Net Unrealized Appreciation                           $    4,468,040
                                                                   ==============

                 See Accompanying Notes to Financial Statements

ING
Balanced
Fund                PORTFOLIO OF INVESTMENTS as of November 30, 2003 (Unaudited)

SHARES                                                                 VALUE
---------------------------------------------------------------------------------
COMMON STOCK: 58.9%

                      ADVERTISING: 0.3%
     4,700     L      Omnicom Group                                $      374,402
                                                                   --------------
                                                                          374,402
                                                                   --------------
                      AEROSPACE/DEFENSE: 0.5%
     5,000            Boeing Co.                                          191,950
     6,450            Goodrich Corp.                                      177,440
     2,750            United Technologies Corp.                           235,675
                                                                   --------------
                                                                          605,065
                                                                   --------------
                      AGRICULTURE: 0.7%
    12,050     L      Altria Group, Inc.                                  626,600
     8,150            Monsanto Co.                                        221,028
                                                                   --------------
                                                                          847,628
                                                                   --------------
                      AIRLINES: 0.2%
     9,775    @,L     Airtran Holdings, Inc.                              144,279
     3,525    @,L     Alaska Air Group, Inc.                              101,379
     4,350     @      Frontier Airlines, Inc.                              70,383
                                                                   --------------
                                                                          316,041
                                                                   --------------
                      APPAREL: 0.7%
     3,450            Jones Apparel Group, Inc.                           119,025
     6,075            Liz Claiborne, Inc.                                 212,686
     5,900            Nike, Inc.                                          396,775
     4,950     L      Reebok Intl. Ltd.                                   199,188
                                                                   --------------
                                                                          927,674
                                                                   --------------
                      AUTO MANUFACTURERS: 0.7%
    35,900     L      Ford Motor Co.                                      473,880
     3,200     L      General Motors Corp.                                136,896
     3,350     @      Paccar, Inc.                                        268,704
                                                                   --------------
                                                                          879,480
                                                                   --------------
                      AUTO PARTS AND EQUIPMENT: 0.2%
    15,550            Delphi Corp.                                        136,529
     8,375     @      Dura Automotive Systems, Inc.                        86,346
                                                                   --------------
                                                                          222,875
                                                                   --------------
                      BANKS: 3.3%
    16,450            Bank of America Corp.                             1,240,823
     6,450            Bank One Corp.                                      279,672
    11,225     L      Fremont General Corp.                               196,213
    10,700            Hibernia Corp.                                      244,495
     9,300            SouthTrust Corp.                                    298,995
    11,450            US Bancorp                                          317,280
    18,200            Wachovia Corp.                                      832,649
    10,100            Wells Fargo & Co.                                   579,033
     2,700            Zions Bancorporation                                166,509
                                                                   --------------
                                                                        4,155,669
                                                                   --------------
                      BEVERAGES: 1.3%
    14,700            Coca-Cola Co.                                       683,550
    20,900            PepsiCo, Inc.                                     1,005,708
                                                                   --------------
                                                                        1,689,258
                                                                   --------------
                      BIOTECHNOLOGY: 0.8%
     1,600     @      Alexion Pharmaceuticals, Inc.                        30,000
     8,050     @      Amgen, Inc.                                         462,955
     9,950            Applera Corp - Celera
                      Genomics Group                                      135,022
     4,550     @      Geron Corp.                                          55,601
     6,250    @,L     Intermune, Inc.                              $      131,938
     2,725    @,L     Invitrogen Corp.                                    185,763
                                                                   --------------
                                                                        1,001,279
                                                                   --------------
                      CHEMICALS: 0.3%
     5,900            Dow Chemical Co.                                    221,545
     4,200            Engelhard Corp.                                     125,244
     2,600    @,L     Hercules, Inc.                                       26,104
     1,275            Sigma-Aldrich Corp.                                  68,302
                                                                   --------------
                                                                          441,195
                                                                   --------------
                      COMMERCIAL SERVICES: 1.3%
    21,200    @,L     Cendant Corp.                                       469,791
     2,900     @      Corporate Executive Board Co.                       140,940
     5,200     L      H&R Block, Inc.                                     282,308
     8,500    @,L     Labor Ready, Inc.                                    96,900
     9,650     @      Paychex, Inc.                                       371,236
     8,050     @      Rent-A-Center, Inc.                                 261,545
                                                                   --------------
                                                                        1,622,720
                                                                   --------------
                      COMPUTERS: 2.8%
    10,650     @      Apple Computer, Inc.                                222,798
    15,450     @      Dell, Inc.                                          533,025
    39,000    @,L     EMC Corp.                                           535,860
    18,500            Hewlett-Packard Co.                                 401,265
    10,350     @      International Business
                        Machines Corp.                                    937,089
     3,800     @      Lexmark Intl., Inc.                                 294,120
     9,900    @,L     Network Appliance, Inc.                             228,789
     2,325    @,L     PalmOne, Inc.                                        34,805
     8,800     @      Veritas Software Corp.                              334,585
                                                                   --------------
                                                                        3,522,336
                                                                   --------------
                      COSMETICS/PERSONAL CARE: 1.4%
    17,650            Gillette Co.                                        595,335
     9,450            Kimberly-Clark Corp.                                512,379
     7,550            Procter & Gamble Co.                                726,612
                                                                   --------------
                                                                        1,834,326
                                                                   --------------
                      DIVERSIFIED FINANCIAL SERVICES: 4.8%
     4,450    @,L     Affiliated Managers Group                           295,925
     7,600     L      American Express Co.                                347,396
     2,950            Bear Stearns Cos., Inc.                             213,757
     5,700     L      Capital One Financial Corp.                         340,404
    30,850            Citigroup, Inc.                                   1,451,183
     3,400     L      Countrywide Financial Corp.                         359,040
     5,650            Fannie Mae                                          395,500
    26,150            JP Morgan Chase & Co.                               924,664
     5,700            Lehman Brothers Holdings, Inc.                      411,597
    13,400     L      Merrill Lynch & Co., Inc.                           760,450
     6,550     L      Morgan Stanley                                      362,084
     3,600            New Century Financial Corp.                         136,980
                                                                   --------------
                                                                        5,998,980
                                                                   --------------
                      ELECTRIC: 1.5%
    17,350     @      AES Corp.                                           153,895
     9,200     L      Centerpoint Energy, Inc.                             89,240
     4,750            Constellation Energy Group, Inc.                    178,790
     7,900            DPL, Inc.                                           152,786
    10,200    @,L     Edison Intl.                                        208,284
     6,800            Exelon Corp.                                        420,375
     5,250            Great Plains Energy, Inc.                           166,583
     4,300     L      Southern Co.                                        125,861


                 See Accompanying Notes to Financial Statements

ING
Balanced
Fund    PORTFOLIO OF INVESTMENTS as of November 30, 2003 (Unaudited) (Continued)

SHARES                                                                 VALUE
---------------------------------------------------------------------------------
                      ELECTRIC (CONTINUED)
     9,400            TXU Corp.                                    $      208,116
    12,350            Xcel Energy, Inc.                                   206,245
                                                                   --------------
                                                                        1,910,175
                                                                   --------------
                      ELECTRICAL COMPONENTS & EQUIPMENT: 0.1%
     2,450            Emerson Electric Co.                                149,548
                                                                   --------------
                                                                          149,548
                                                                   --------------
                      ELECTRONICS: 0.6%
     3,975     @      Benchmark Electronics, Inc.                         146,002
     4,550     @      Fisher Scientific Intl.                             183,228
     8,425     @      Itron, Inc.                                         161,676
     3,500            Perkinelmer, Inc.                                    59,185
    13,300     @      Sanmina-SCI Corp.                                   162,127
                                                                   --------------
                                                                          712,218
                                                                   --------------
                      ENTERTAINMENT: 0.3%
     8,150     @      Alliance Gaming Corp.                               213,530
     3,500            Gtech Holdings Corp.                                174,160
                                                                   --------------
                                                                          387,690
                                                                   --------------
                      FOOD: 0.5%
    14,100            Conagra Foods, Inc.                                 345,450
     9,100            HJ Heinz Co.                                        328,510
                                                                   --------------
                                                                          673,960
                                                                   --------------
                      FOREST PRODUCTS AND PAPER: 0.2%
     3,450     L      International Paper Co.                             128,375
     7,700     @      Louisiana-Pacific Corp.                             139,293
                                                                   --------------
                                                                          267,668
                                                                   --------------
                      GAS: 0.1%
     5,875            Oneok, Inc.                                         116,384
                                                                   --------------
                                                                          116,384
                                                                   --------------
                      HAND/MACHINE TOOLS: 0.0%
     1,900            Snap-On, Inc.                                        57,038
                                                                   --------------
                                                                           57,038
                                                                   --------------
                      HEALTHCARE-PRODUCTS: 1.6%
    14,750     @      Boston Scientific Corp.                             529,378
     7,100            Guidant Corp.                                       403,067
    17,800            Johnson & Johnson                                   877,362
     5,050     @      Respironics, Inc.                                   229,775
                                                                   --------------
                                                                        2,039,582
                                                                   --------------
                      HEALTHCARE-SERVICES: 1.6%
     4,150    @,L     Anthem, Inc.                                        299,298
     8,150     @      Humana, Inc.                                        181,990
     1,600     @      Mid Atlantic Medical Services                        98,240
     4,550            Oxford Health Plans                                 199,381
     4,875    @,L     Pacificare Health Systems                           317,411
    10,350     L      UnitedHealth Group, Inc.                            557,865
     3,900     @      WellPoint Health Networks                           364,611
                                                                   --------------
                                                                        2,018,796
                                                                   --------------
                      HOME BUILDERS: 0.3%
     2,525     @      Meritage Corp.                                      159,454
       375    @,L     NVR, Inc.                                           184,125
                                                                   --------------
                                                                          343,579
                                                                   --------------
                      HOME FURNISHINGS: 0.3%
     1,400            Harman Intl. Industries, Inc.                $      190,778
     2,000            Whirlpool Corp.                                     136,640
                                                                   --------------
                                                                          327,418
                                                                   --------------
                      HOUSEHOLD PRODUCTS/WARES: 0.3%
     2,075    @,L     American Greetings                                   43,824
     4,150            Fortune Brands, Inc.                                283,528
                                                                   --------------
                                                                          327,352
                                                                   --------------
                      INSURANCE: 2.6%
     8,450    @@      ACE Ltd.                                            308,003
    15,350            American Intl. Group                                889,532
     5,100            Chubb Corp.                                         333,795
     4,350            Cigna Corp.                                         233,378
    10,225            Fidelity National Financial, Inc.                   361,249
     9,075            First American Corp.                                268,620
     4,200            Landamerica Financial Group, Inc.                   215,880
     5,250            Lincoln National Corp.                              205,853
    11,050            Prudential Financial, Inc.                          432,165
                                                                   --------------
                                                                        3,248,475
                                                                   --------------
                      INTERNET: 0.8%
    10,650     @      Autobytel, Inc.                                     102,879
    21,525     @      Earthlink, Inc.                                     206,640
     3,750     @      eBay, Inc.                                          209,438
     3,650     @      Gric Communications, Inc.                            22,667
     4,725     @      Net2Phone, Inc.                                      29,768
    11,150     @      RSA Security, Inc.                                  163,905
     8,000    @,L     Symantec Corp.                                      262,639
                                                                   --------------
                                                                          997,936
                                                                   --------------
                      MACHINERY-CONSTRUCTION AND
                        MINING: 0.1%
     1,900            Caterpillar, Inc.                                   144,495
                                                                   --------------
                                                                          144,495
                                                                   --------------
                      MACHINERY-DIVERSIFIED: 0.7%
     2,250            Briggs & Stratton                                   151,875
     3,475            Cummins, Inc.                                       161,414
     6,100            Deere & Co.                                         373,502
     5,050            Rockwell Automation, Inc.                           167,913
     1,800            Tecumseh Products Co.                                74,088
                                                                   --------------
                                                                          928,792
                                                                   --------------
                      MEDIA: 1.1%
    12,900    @,L     Comcast Corp.                                       404,802
     4,850            McGraw-Hill Cos., Inc.                              332,225
    26,150    @,L     Time Warner, Inc.                                   425,722
    11,650     L      Walt Disney Co.                                     268,999
                                                                   --------------
                                                                        1,431,748
                                                                   --------------
                      METAL FABRICATE/HARDWARE: 0.2%
     4,925            Quanex Corp.                                        194,685
                                                                   --------------
   194,685
                      MINING: 0.2%
     5,400     @      Alcoa, Inc.                                         177,174
     2,550            Newmont Mining Corp.                                122,757
                                                                   --------------
                                                                          299,931
                                                                   --------------
                      MISCELLANEOUS MANUFACTURING: 2.6%
    10,100    @,L     3M Co.                                              798,304
     3,950            Danaher Corp.                                       328,640
    60,050            General Electric Co.                              1,721,633

                 See Accompanying Notes to Financial Statements

ING
Balanced
Fund    PORTFOLIO OF INVESTMENTS as of November 30, 2003 (Unaudited) (Continued)

SHARES                                                                 VALUE
---------------------------------------------------------------------------------
                      MISCELLANEOUS MANUFACTURING (CONTINUED)
     5,150            Honeywell Intl., Inc.                        $      152,904
    11,150   @@,L     Tyco Intl. Ltd.                                     255,893
                                                                   --------------
                                                                        3,257,374
                                                                   --------------
                      OFFICE/BUSINESS EQUIPMENT: 0.1%
     2,100            Pitney Bowes, Inc.                                   83,475
                                                                   --------------
                                                                           83,475
                                                                   --------------
                      OIL AND GAS: 3.6%
    12,250            ChevronTexaco Corp.                                 919,974
    10,350            ConocoPhillips                                      587,258
     6,150            Devon Energy Corp.                                  303,564
    37,400            Exxon Mobil Corp.                                 1,352,757
     5,650     @      Houston Exploration Co.                             192,722
     8,450            Marathon Oil Corp.                                  250,205
     7,050     @      Newfield Exploration Co.                            288,345
     9,300            Occidental Petroleum Corp.                          341,124
     5,925            Pogo Producing Co.                                  258,034
     2,550            Sunoco, Inc.                                        122,426
                                                                   --------------
                                                                        4,616,409
                                                                   --------------
                      OIL AND GAS SERVICES: 0.0%
     4,275     @      Veritas DGC, Inc.                                    38,518
                                                                   --------------
                                                                           38,518
                                                                   --------------
                      PACKAGING AND CONTAINERS: 0.2%
     8,075     @      Owens-Illinois, Inc.                                 91,086
     2,450    @,L     Sealed Air Corp.                                    129,287
                                                                   --------------
                                                                          220,373
                                                                   --------------
                      PHARMACEUTICALS: 2.8%
     9,750            Abbott Laboratories                                 430,950
     4,575    @,L     CV Therapeutics, Inc.                                82,213
     7,000     L      Eli Lilly & Co.                                     479,920
    14,000            Merck & Co., Inc.                                   568,399
     8,075    @,L     NPS Pharmaceuticals, Inc.                           243,704
     2,950    @,L     Onyx Pharmaceuticals, Inc.                           84,901
    49,850            Pfizer, Inc.                                      1,672,467
                                                                   --------------
                                                                        3,562,554
                                                                   --------------
                      PIPELINES: 0.1%
    14,350            Williams Cos., Inc.                                 134,603
                                                                   --------------
                                                                          134,603
                                                                   --------------
                      REAL ESTATE: 0.2%
     5,725     L      LNR Property Corp.                                  253,331
                                                                   --------------
                                                                          253,331
                                                                   --------------
                      REITs: 0.3%
     5,425            Chelsea Property Group, Inc.                        292,950
     2,100            Kimco Realty Corp.                                   92,400
                                                                   --------------
                                                                          385,350
                                                                   --------------
                      RETAIL: 5.8%
     7,900     @      Bed Bath & Beyond, Inc.                             333,696
     7,250            Best Buy Co., Inc.                                  449,500
     5,800            Claire's Stores, Inc.                               269,120
     9,900            CVS Corp.                                           370,854
     5,300            Federated Department Stores                         260,177
    18,900     L      Gap, Inc.                                           406,350
    26,300            Home Depot, Inc.                                    966,787
       825    @,L     Krispy Kreme Doughnuts, Inc.                         34,130
     4,450            Lowe's Cos., Inc.                                   259,435
    21,150            McDonald's Corp.                                    542,075
     2,275     @      Movie Gallery, Inc.                                  40,245
     5,000            RadioShack Corp.                             $      155,750
     7,525     @      Shopko Stores, Inc.                                 125,291
    13,050     @      Staples, Inc.                                       354,308
    10,600     @      Starbucks Corp.                                     339,942
     4,150            United Auto Group, Inc.                             102,505
    26,200            Wal-Mart Stores, Inc.                             1,457,767
    16,850     L      Walgreen Co.                                        620,248
     3,050            Wendy's Intl., Inc.                                 118,432
                                                                   --------------
                                                                        7,206,612
                                                                   --------------
                      SAVINGS AND LOANS: 0.5%
    12,050            Bankatlantic BanCorp., Inc.                         228,589
     4,025     @      Firstfed Financial Corp.                            189,175
    12,125     L      Flagstar Bancorp, Inc.                              268,326
                                                                   --------------
                                                                          686,090
                                                                   --------------
                      SEMICONDUCTORS: 3.8%
    12,050    @,L     Altera Corp.                                        305,227
    26,450     @      Applied Materials, Inc.                             642,734
    51,250     @      Applied Micro Circuits Corp.                        331,075
    19,125     @      Cirrus Logic, Inc.                                  164,475
    60,250            Intel Corp.                                       2,014,157
    23,450    @,L     LSI Logic Corp.                                     219,727
     7,600            Maxim Integrated Products                           395,808
    11,675     @      Mindspeed Technologies, Inc.                         78,106
     5,825    @,L     PMC - Sierra, Inc.                                  118,655
    18,675     @      Silicon Image, Inc.                                 138,195
     9,750            Texas Instruments, Inc.                             290,160
                                                                   --------------
                                                                        4,698,319
                                                                   --------------
                      SOFTWARE: 2.9%
     7,200     L      Adobe Systems, Inc.                                 297,504
     2,450     @      Avid Technology, Inc.                               129,556
     7,100     @      BMC Software, Inc.                                  118,073
     4,100    @,L     Citrix Systems, Inc.                                 98,482
     5,850    @,L     D&B Corp.                                           282,263
     8,100            IMS Health, Inc.                                    186,543
    64,750            Microsoft Corp.                                   1,664,074
    30,125     @      Novell, Inc.                                        286,188
    31,400     @      Oracle Corp.                                        377,113
    15,325    @,L     Scansoft, Inc.                                       91,950
    12,950     @      Siebel Systems, Inc.                                170,681
                                                                   --------------
                                                                        3,702,427
                                                                   --------------
                      TELECOMMUNICATIONS: 2.9%
    12,200     @      Avaya, Inc.                                         165,920
     3,825            Black Box Corp.                                     167,344
    41,850     @      Cisco Systems, Inc.                                 948,320
     4,550     @      Comverse Technology, Inc.                            87,497
    12,750            Motorola, Inc.                                      179,010
    24,000    @,L     Nextel Communications, Inc.                         607,919
     4,000    @,L     PTEK Holdings, Inc.                                  34,880
     6,275    @,L     Safenet, Inc.                                       208,581
     4,100            Scientific-Atlanta, Inc.                            118,408
     8,925    @,L     Tellabs, Inc.                                        71,400
     7,250     @      Time Warner Telecom, Inc.                            76,488
    26,350            Verizon Communications, Inc.                        863,489
    31,918     @      Zhone Technologies, Inc.                            176,507
                                                                   --------------
                                                                        3,705,763
                                                                   --------------
                    TOYS/GAMES/HOBBIES: 0.3%
     5,450          Hasbro, Inc.                                          120,500
    12,750          Mattel, Inc.                                          258,060
                                                                   --------------
                                                                          378,560
                                                                   --------------

                 See Accompanying Notes to Financial Statements

ING
Balanced
Fund    PORTFOLIO OF INVESTMENTS as of November 30, 2003 (Unaudited) (Continued)

SHARES                                                                 VALUE
---------------------------------------------------------------------------------
                      TRANSPORTATION: 0.4%
    10,650     @      OMI Corp.                                    $       78,384
     6,600            United Parcel Service, Inc.                         480,282
                                                                   --------------
                                                                          558,666
                                                                   --------------
                      Total Common Stock
                        (Cost $61,435,486)                             74,504,822
                                                                   --------------

PREFERRED STOCK: 0.5%
                      AUTO PARTS AND EQUIPMENT: 0.2%
     8,040            Delphi Trust I                                      204,216
                                                                   --------------
                                                                          204,216
                                                                   --------------

                      BANKS: 0.2%
        23     #      DG Funding Trust                                    249,550
                                                                   --------------
                                                                          249,550
                                                                   --------------

                      MEDIA: 0.0%
       100            Primedia, Inc.                                        9,575
                                                                   --------------
                                                                            9,575
                                                                   --------------

                      OIL AND GAS: 0.1%
     6,720    @@      Nexen, Inc.                                         171,024
                                                                   --------------
                                                                          171,024
                                                                   --------------

                      Total Preferred Stock
                        (Cost $628,754)                                   634,365
                                                                   --------------

WARRANTS: 0.0%
                      DISTRIBUTION/WHOLESALE: 0.0%
       193     @      Timco Aviation Services,
                        Expires 02/27/06                                       --
                                                                   --------------
                      Total Warrants
                        (Cost $0)                                              --
                                                                   --------------

PRINCIPAL
AMOUNT                                                                 VALUE
---------------------------------------------------------------------------------
CORPORATE BONDS: 11.2%
                      AGRICULTURE: 0.0%
$    5,000     #      Dimon, Inc., 7.750%, due
                        06/01/13                                            5,100
                                                                   --------------
                                                                            5,100
                                                                   --------------

                      AIRLINES: 0.7%
    86,875     L      American Airlines, Inc., 6.977%,
                        due 05/23/21                                       77,215
   331,000   S, L     American Airlines, Inc., 7.024%,
                        due 10/15/09                                      329,839
   173,000            American Airlines, Inc., 7.324%,
                        due 10/15/09                                      142,490
    66,833     L      Continental Airlines, Inc., 6.545%,
                        due 08/02/20                                       65,975
    57,302     L      Continental Airlines, Inc., 6.900%,
                        due 07/02/19                                       56,408
    39,000     S      Delta Air Lines, Inc., 7.299%, due
                        09/18/06                                           34,698
    47,000     S      Delta Air Lines, Inc., 7.779%, due
                        11/18/05                                           42,717
   118,523            US Airways Pass Through Trust,
                        6.850%, due 01/30/18                              112,055
                                                                   --------------
                                                                          861,397
                                                                   --------------

                      AUTO MANUFACTURERS: 0.3%
$   74,000            Ford Motor Co., 6.375%, due
                        02/01/29                                   $       61,913
    35,000            Ford Motor Co., 6.625%, due
                        10/01/28                                           30,290
   211,000     L      General Motors Corp., 8.375%,
                      due 07/15/33                                        230,519
                                                                   --------------
                                                                          322,722
                                                                   --------------

                      BANKS: 1.8%
   119,000   @@,#     Banco Bradesco SA, 8.750%, due
                        10/24/13                                          124,355
    82,000     S      Bank of America Corp., 6.375%,
                        due 02/15/08                                       90,589
    29,000     #      BankAmerica Institutional, Class B,
                        7.700%, due 12/31/26                               32,391
    44,000            BankBoston Capital Trust III,
                        1.890%, due 06/15/27                               41,585
    12,000            BankBoston Corp., 1.746%, due
                        06/08/28                                           11,133
    11,000            Barnett Capital I, 8.060%, due
                        12/01/26                                           12,465
    35,000            Barnett Capital II, 7.950%, due
                        12/01/26                                           39,220
    30,000            BNY Capital I, 7.970%, due
                        12/31/26                                           33,613
     6,000            Chase Capital VI, 1.788%, due
                        08/01/28                                            5,495
    68,000     #      Corestates Capital Trust II, 1.800%,
                        due 01/15/27                                       63,562
   329,000     #      Dresdner Funding Trust I, 8.151%,
                        due 06/30/31                                      365,432
    11,000            FBS Capital I, 8.090%, due
                        11/15/26                                           12,432
    55,000            First Union Institutional Capital II,
                        7.850%, due 01/01/27                               62,112
    30,000            Fleet Capital Trust II, 7.920%, due
                        12/11/26                                           32,350
   129,000   #,@@     HBOS PLC, 5.375%, due 11/29/49                      127,971
    30,000   @@,C     Hongkong & Shanghai Banking
                        Corp. Ltd., 1.313%,
                        due 07/29/49                                       24,531
    40,000   @@,C     HSBC Bank PLC, 1.163%, due
                        06/29/49                                           32,311
   137,000    @@      HSBC Holdings PLC, 7.500%, due
                        07/15/09                                          159,413
    83,000            M & T Bank Corp., 3.850%, due
                        04/01/13                                           82,110
   150,000            Mellon Capital I, 7.720%, due
                        12/01/26                                          165,989
    60,000     C      National Westminster Bank PLC,
                        1.313%, due 11/29/49                               49,899
    13,000            Nationsbank Cap Trust III, 1.700%,
                        due 01/15/27                                       12,211
    90,000            NB Capital Trust IV, 8.250%, due
                        04/15/27                                          104,023
   107,000     #      Rabobank Capital Funding II,
                        5.260%, due 12/29/49                              107,000
    66,000            RBS Capital Trust I, 4.709%, due
                        12/29/49                                           62,188
    40,000   @@,C     Societe Generale, 1.309%, due
                        11/29/49                                           32,513
    10,000   @@,C     Standard Chartered PLC, 1.250%,
                        due 07/29/49                                        7,323

                 See Accompanying Notes to Financial Statements

ING
Balanced
Fund    PORTFOLIO OF INVESTMENTS as of November 30, 2003 (Unaudited) (Continued)

PRINCIPAL
AMOUNT                                                                 VALUE
---------------------------------------------------------------------------------
                      BANKS (CONTINUED)
$   80,000   @@,C     Standard Chartered PLC,
                        1.275%, due 01/29/49                       $       60,924
   160,000   @@,C     Standard Chartered PLC,
                        1.400%, due 12/29/49                              121,002
   200,000   @@,C     Standard Chartered PLC,
                        1.500%, due 11/29/49                              150,245
    80,000     S      Wells Fargo & Co., 3.120%, due
                        08/15/08                                           78,412
    15,000     #      Wells Fargo Capital A, 7.730%,
                        due 12/01/26                                       16,616
                                                                   --------------
                                                                        2,321,415
                                                                   --------------

                      BEVERAGES: 0.3%
   155,000   #,@@     Cia Brasileira de Bebidas, 8.750%,
                        due 09/15/13                                      164,300
    34,000     S      Constellation Brands, Inc., 8.000%,
                        due 02/15/08                                       37,868
   135,000    #,S     Miller Brewing Co., 4.250%, due
                        08/15/08                                          135,879
                                                                   --------------
                                                                          338,047
                                                                   --------------

                      CHEMICALS: 0.0%
    31,000     L      Dow Chemical Co., 5.750%, due
                        11/15/09                                           32,972
                                                                   --------------
                                                                           32,972
                                                                   --------------

                      COMMERCIAL SERVICES: 0.1%
    42,000    @@      Quebecor Media, Inc., 11.125%,
                        due 07/15/11                                       48,510
    88,000            United Rentals North America,
                        Inc., 10.750%, due 04/15/08                        98,780
                                                                   --------------
                                                                          147,290
                                                                   --------------

                      DISTRIBUTION/WHOLESALE: 0.0%
       186     @      Timco Aviation Services, 0.000%,
                        due 01/02/07                                           10
                                                                   --------------
                                                                               10
                                                                   --------------

                      DIVERSIFIED FINANCIAL SERVICES: 1.1%
   125,000            Boeing Capital Corp., 7.375%,
                        due 09/27/10                                      143,321
   176,000   X,#,@@   Brazilian Merchant Voucher
                        Receivables Ltd., 5.911%, due
                        06/15/11                                          173,800
    70,000            CitiCorp Capital I, 7.933%, due
                        02/15/27                                           80,561
    19,000            Citigroup Capital II, 7.750%, due
                        12/01/36                                           21,370
    20,000     #      Corestates Capital Trust I, 8.000%,
                        due 12/15/26                                       22,653
   135,000     S      Countrywide Home Loans, Inc.,
                        4.250%, due 12/19/07                              137,633
     5,000   #,@@,L   Eircom Funding, 8.250%, due
                        08/15/13                                            5,450
    63,000    #, L    Farmers Exchange Capital, 7.050%,
                        due 07/15/28                                       56,941
   100,000     #      Farmers Exchange Capital, 7.200%,
                        due 07/15/48                                       87,556
    12,000   S, L     Ford Motor Credit Co., 5.625%,
                        due 10/01/08                                       11,981
    60,000     L      Ford Motor Credit Co., 7.375%,
                        due 10/28/09                                       63,550
$      901     #      Hollinger Participation Trust,
                        12.125%, due 11/15/10                      $        1,051
   206,000   XX,#     Mangrove Bay Pass-Through Trust,
                        6.102%, due 07/15/33                              204,005
    25,000     S      Nexstar Finance, Inc., 12.000%,
                        due 04/01/08                                       28,063
    99,000     #      OneAmerica Financial Partners,
                        Inc., 7.000%, due 10/15/33                         97,703
    95,000   #,@@     PF Export Receivables Master Trust,
                        3.748%, due 06/01/13                               92,075
    92,582   #,@@     PF Export Receivables Master Trust,
                        6.436%, due 06/01/15                               92,573
     9,000            Technical Olympic USA, Inc.,
                        10.375%, due 07/01/12                              10,035
    45,000     #      Wachovia Capital Trust V, 7.965%,
                        due 06/01/27                                       51,707
                                                                   --------------
                                                                        1,382,028
                                                                   --------------

                      ELECTRIC: 0.9%
    50,000    #,S     Consumers Energy Co., 4.250%,
                        due 04/15/08                                       50,288
    96,000    #,S     Consumers Energy Co., 4.800%,
                        due 02/17/09                                       97,323
    38,000   @@,S     Empresa Nacional de Electricidad
                        SA/Chile, 7.750%, due 07/15/08                     40,833
   297,000    @@      Empresa Nacional de Electricidad
                        SA/Chile, 8.350%, due 08/01/13                    327,621
   130,000     #      Indianapolis Power & Light,
                        6.300%, due 07/01/13                              133,842
    59,000     S      Nisource Finance Corp., 7.625%,
                        due 11/15/05                                       64,474
   130,000    #,S     Ohio Edison Co., 4.000%, due
                        05/01/08                                          127,788
   186,000            Ohio Power Co., 6.375%, due
                        07/15/33                                          188,565
    65,000   #,S,L    PG&E Corp., 6.875%, due 07/15/08                     69,550
    29,000    #,S     Power Contract Financing LLC,
                        5.200%, due 02/01/06                               29,398
    28,000     #      Power Contract Financing LLC,
                        6.256%, due 02/01/10                               28,157
                                                                   --------------
                                                                        1,157,839
                                                                   --------------

                      ELECTRONICS: 0.0%
     5,000            Stoneridge, Inc., 11.500%, due
                        05/01/12                                            5,775
                                                                   --------------
                                                                            5,775
                                                                   --------------

                      ENTERTAINMENT: 0.1%
    10,000     S      Carmike Cinemas, Inc., 10.375%,
                        due 02/01/09                                       10,613
    40,000            Cinemark USA, Inc., 9.000%, due
                        02/01/13                                           44,600
    40,000            Six Flags, Inc., 9.750%, due
                        06/15/07                                           41,600
                                                                   --------------
                                                                           96,813
                                                                   --------------

                      ENVIRONMENTAL CONTROL: 0.1%
   108,000     S      Allied Waste North America,
                        7.625%, due 01/01/06                              113,400
                                                                   --------------
                                                                          113,400
                                                                   --------------

                 See Accompanying Notes to Financial Statements

ING
Balanced
Fund    PORTFOLIO OF INVESTMENTS as of November 30, 2003 (Unaudited) (Continued)

PRINCIPAL
AMOUNT                                                                 VALUE
---------------------------------------------------------------------------------
                      FOOD: 0.5%
$   45,000     L      Kroger Co., 5.500%,
                        due 02/01/13                               $       45,659
    61,000     S      Kroger Co., 7.250%,
                        due 06/01/09                                       69,239
   111,000     S      Safeway, Inc.,
                        4.800%, due 07/16/07                              114,839
   164,000     S      Supervalu, Inc., 7.875%,
                        due 08/01/09                                      190,487
   152,000     S      Tyson Foods, Inc., 7.250%, due
                        10/01/06                                          166,447
                                                                   --------------
                                                                          586,671
                                                                   --------------

                      FOREST PRODUCTS AND PAPER: 0.3%
    80,000   @@,S     Abitibi-Consolidated, Inc.,
                        6.950%, due 12/15/06                               82,177
    45,000   @@,S,L   Abitibi-Consolidated, Inc.,
                        6.950%, due 04/01/08                               45,875
    79,000            Georgia-Pacific Corp., 8.875%,
                        due 02/01/10                                       89,863
   106,000            Weyerhaeuser Co., 7.375%, due
                        03/15/32                                          113,483
                                                                   --------------
                                                                          331,398
                                                                   --------------

                      HOME BUILDERS: 0.0%
    20,000            K Hovnanian Enterprises, Inc.,
                        6.500%, due 01/15/14                               20,050
     5,000     L      Meritage Corp., 9.750%, due
                        06/01/11                                            5,581
                                                                   --------------
                                                                           25,631
                                                                   --------------

                      INSURANCE: 0.3%
   133,000     #      Farmers Insurance Exchange,
                        8.625%, due 05/01/24                              137,389
    91,000    #,S     Monumental Global Funding II,
                        3.850%, due 03/03/08                               91,355
   160,000   #, L     Zurich Capital Trust I, 8.376%,
                        due 06/01/37                                      183,077
                                                                   --------------
                                                                          411,821
                                                                   --------------

                      LEISURE TIME: 0.1%
    64,000   @@,S,L   Royal Caribbean Cruises Ltd.,
                        7.000%, due 10/15/07                               67,920
                                                                   --------------
                                                                           67,920
                                                                   --------------

                      LODGING: 0.3%
    68,000            Mandalay Resort Group, 10.250%,
                        due 08/01/07                                       78,030
   103,000     S      MGM Mirage, 6.000%, due
                        10/01/09                                          104,931
   103,000     S      Park Place Entertainment Corp.,
                        9.375%, due 02/15/07                              115,361
    57,000     S      Starwood Hotels & Resorts
                        Worldwide, Inc., 7.375%,
                        due 05/01/07                                       61,346
                                                                   --------------
                                                                          359,668
                                                                   --------------

                      MEDIA: 0.5%
    46,000     L      AOL Time Warner, Inc., 6.875%,
                        due 05/01/12                                       51,252
    64,000     #      CCO Holdings LLC/CCO Holdings
                        Capital Corp., 8.750%,
                        due 11/15/13                                       63,360
   121,000            Comcast Corp., 10.625%, due
                        07/15/12                                          153,592
$   43,000     L      CSC Holdings, Inc., 10.500%, due
                        05/15/16                                   $       47,730
    74,000     #      Dex Media, Inc., 8.000%, due
                        11/15/13                                           75,479
    39,000   #,S,L    Echostar DBS Corp., 4.410%, due
                        10/01/08                                           40,463
    54,000   #,@@,S   Echostar DBS Corp., 5.750%, due
                        10/01/08                                           54,338
     5,000            Salem Communications Holding
                        Corp., 9.000%, due 07/01/11                         5,413
    39,000            Spanish Broadcasting System,
                        9.625%, due 11/01/09                               41,340
    64,000            Time Warner, Inc., 6.950%, due
                        01/15/28                                           67,582
                                                                   --------------
                                                                          600,549
                                                                   --------------

                      MISCELLANEOUS MANUFACTURING: 0.1%
   150,000     L      General Electric Co., 5.000%,
                        due 02/01/13                                      150,822
                                                                   --------------
                                                                          150,822
                                                                   --------------

                      MULTI-NATIONAL: 0.2%
   140,000   @@,L     Corp Andina de Fomento CAF,
                        5.200%, due 05/21/13                              139,309
   133,000    @@      Corp Andina de Fomento CAF,
                        6.875%, due 03/15/12                              148,152
                                                                   --------------
                                                                          287,461
                                                                   --------------

                      OIL AND GAS: 0.8%
   105,000     S      Amerada Hess Corp., 5.900%, due
                        08/15/06                                          112,541
    62,000            Chesapeake Energy Corp.,
                        9.000%, due 08/15/12                               71,300
     5,000            Energy Partners Ltd., 8.750%,
                        due 08/01/10                                        5,225
   130,000            Enterprise Products Partners LP,
                        6.875%, due 03/01/33                              135,366
   320,000    @@      Husky Oil Co., 8.900%, due
                        08/15/28                                          374,799
   175,000            Pemex Project Funding Master
                        Trust, 7.375%, due 12/15/14                       184,625
    65,000            Valero Energy Corp., 7.500%, due
                        04/15/32                                           71,512
    70,000            Valero Energy Corp., 8.750%, due
                        06/15/30                                           85,613
                                                                   --------------
                                                                        1,040,981
                                                                   --------------

                      PACKAGING AND CONTAINERS: 0.4%
    49,000   @@,L     Crown European Holdings SA,
                        10.875%, due 03/01/13                              56,840
   117,000     S      Owens-Brockway, 8.875%, due
                        02/15/09                                          127,238
   129,000    #,L     Sealed Air Corp., 5.625%, due
                        07/15/13                                          131,000
   145,000    #,S     Sealed Air Corp., 6.950%, due
                        05/15/09                                          161,901
                                                                   --------------
                                                                          476,979
                                                                   --------------

                      PIPELINES: 0.3%
   159,000     S      CenterPoint Energy Resources
                        Corp., 8.125%, due 07/15/05                       169,887
   196,000            Plains All American Pipeline
                        LP/PAA Finance Corp., 7.750%,
                        due 10/15/12                                      225,400

                 See Accompanying Notes to Financial Statements

ING
Balanced
Fund    PORTFOLIO OF INVESTMENTS as of November 30, 2003 (Unaudited) (Continued)

PRINCIPAL
AMOUNT                                                                 VALUE
---------------------------------------------------------------------------------
                      PIPELINES (CONTINUED)
$   10,000     L      Southern Natural Gas Co.,
                        7.350%, due 02/15/31                       $        9,675
                                                                   --------------
                                                                          404,962
                                                                   --------------

                      REAL ESTATE: 0.2%
   123,000     S      EOP Operating LP, 7.750%, due
                        11/15/07                                          140,515
   147,000     S      Liberty Property LP, 7.750%, due
                        04/15/09                                          170,898
                                                                   --------------
                                                                          311,413
                                                                   --------------

                      REITs: 0.2%
    33,000            Liberty Property Trust, 6.375%,
                        due 08/15/12                                       35,442
    80,000            Simon Property Group LP, 4.875%,
                        due 03/18/10                                       80,911
   155,000     S      Simon Property Group LP, 6.375%,
                        due 11/15/07                                      170,001
                                                                   --------------
                                                                          286,354
                                                                   --------------

                      RETAIL: 0.0%
     5,000     L      Dollar General Corp., 8.625%,
                        due 06/15/10                                        5,606
                                                                   --------------
                                                                            5,606
                                                                   --------------

                      SAVINGS AND LOANS: 0.1%
   139,000     S      Washington Mutual, Inc., 4.375%,
                        due 01/15/08                                      142,307
                                                                   --------------
                                                                          142,307
                                                                   --------------

                      TELECOMMUNICATIONS: 1.5%
    13,000    #,L     ACC Escrow Corp., 10.000%, due
                        08/01/11                                           14,300
    46,000    S,L     American Tower Corp., 9.375%,
                        due 02/01/09                                       48,530
    20,000     #      American Towers, Inc., 7.250%,
                        due 12/01/11                                       20,150
   313,000     L      AT&T Corp., 7.800%, due 11/15/11                    356,010
   123,000     L      AT&T Wireless Services, Inc.,
                        8.125%, due 05/01/12                              140,651
    39,000   **,@,S   MCI Communications Corp.,
                        0.000%, due 08/15/06                               31,688
    39,000     L      Nextel Communications, Inc.,
                        7.375%, due 08/01/15                               41,243
    26,000     S      Qwest Communications Intl.,
                        7.500%, due 11/01/08                               26,878
    40,000    #,L     Qwest Corp., 8.875%,
                        due 03/15/12                                       45,600
    57,000     #      Qwest Services Corp., 13.500%,
                        due 12/15/10                                       67,331
   130,000    S,L     Sprint Capital Corp., 6.000%, due
                        01/15/07                                          137,365
   158,000            Sprint Capital Corp., 6.875%, due
                        11/15/28                                          149,346
   233,000            TCI Communications Finance,
                        9.650%, due 03/31/27                              282,804
   175,000    @@      TELUS Corp., 8.000%, due 06/01/11                   201,321
   250,000     L      Verizon Florida, Inc., 6.125%, due
                        01/15/13                                          266,940
    60,000     L      Verizon Virginia, Inc., 4.625%, due
                        03/15/13                                           57,387
                                                                   --------------
                                                                        1,887,544
                                                                   --------------
                      Total Corporate Bonds
                        (Cost $13,825,308)                             14,162,895
                                                                   --------------

COLLATERALIZED MORTGAGE OBLIGATIONS AND
  ASSET-BACKED SECURITIES: 10.2%
                    AUTOMOBILE: 0.2%
$  100,000          Capital Auto Receivables Asset
                        Trust, 2.750%, due 04/16/07                $      100,924
   150,000          Nissan Auto Receivables Owner
                        Trust, 2.610%, due 07/15/08                       149,542
                                                                   --------------
                                                                          250,466
                                                                   --------------

                      BANKS: 2.4%
 3,000,000    XX      Bank of America Mortgage
                        Services, 1.570%, due 11/25/33                  2,999,063
                                                                   --------------
                                                                        2,999,063
                                                                   --------------

                      COMMERCIAL: 2.2%
   280,000     L      Chase Manhattan Bank-First Union
                        National Bank, 7.439%,
                        due 08/15/31                                      324,366
   126,963            CS First Boston Mortgage
                        Securities Corp., 3.727%,
                        due 03/15/35                                      124,854
   300,000            First Union National Bank-Bank
                        of America Commercial
                        Mortgage Trust, 6.136%, due
                        03/15/33                                          327,035
   115,000            GMAC Commercial Mortgage
                        Securities, Inc., 6.700%,
                        due 04/15/34                                      129,428
   125,000     L      JP Morgan Chase Commercial
                        Mortgage Securities Corp.,
                        6.162%, due 05/12/34                              136,457
   420,000            JP Morgan Chase Commercial
                        Mortgage Securities Corp.,
                        6.244%, due 04/15/35                              459,199
   320,000            LB-UBS Commercial Mortgage
                        Trust, 4.659%, due 12/15/26                       322,630
   180,000            LB-UBS Commercial Mortgage
                        Trust, 6.226%, due 03/15/26                       197,773
   200,000            LB-UBS Commercial Mortgage
                        Trust, 7.370%, due 08/15/26                       231,695
   420,000            Mortgage Capital Funding, Inc.,
                        6.663%, due 03/18/30                              465,351
    63,227            Prudential Commercial Mortgage
                        Trust, 3.669%, due 02/11/36                        62,078
                                                                   --------------
                                                                        2,780,866
                                                                   --------------

                      CREDIT CARD: 0.2%
   150,000            Citibank Credit Card Issuance
                        Trust, 5.650%, due 06/16/08                       160,831
   120,000            Fleet Credit Card Master Trust II,
                        2.400%, due 07/15/08                              119,954
                                                                   --------------
                                                                          280,785
                                                                   --------------

                      HOME EQUITY: 1.2%
   100,000    XX      Bayview Financial Acquisition
                        Trust, 1.660%, due 12/28/34                       100,000
    20,000            Equity One Abs, Inc., 2.976%, due
                        09/25/33                                           20,067
   263,000    XX      Merrill Lynch Mortgage Investors,
                        Inc., 1.480%, due 07/25/34                        263,000
    95,396            Residential Asset Mortgage
                        Products, Inc., 1.429%,
                        due 06/25/33                                       95,330

                 See Accompanying Notes to Financial Statements

ING
Balanced
Fund    PORTFOLIO OF INVESTMENTS as of November 30, 2003 (Unaudited) (Continued)

Principal
Amount                                                                 Value
---------------------------------------------------------------------------------
                      HOME EQUITY (CONTINUED)
$  700,000    XX      Residential Asset Securities
                        Corp., 1.430%, due 12/25/33                $      699,999
    92,000            Residential Funding Mortgage
                        Securities II, 3.450%,
                        due 01/25/16                                       92,963
   255,000            Saxon Asset Securities Trust,
                        3.960%, due 06/25/33                              249,597
                                                                   --------------
                                                                        1,520,956
                                                                   --------------

                      OTHER ABS: 0.5%
   181,403    XX      Amortizing Residential Collateral
                        Trust, 1.369%, due 05/25/32                       181,290
     3,000            Chase Funding Mortgage Loan,
                        2.734%, due 09/25/24                                2,966
     2,000            Chase Funding Mortgage Loan,
                        4.045%, due 05/25/33                                1,969
    87,000            Chase Funding Mortgage Loan
                        Asset-Backed Certificates,
                        1.419%, due 07/25/33                               87,054
   340,000            PP&L Transition Bond Co. LLC,
                        7.050%, due 06/25/09                              379,082
                                                                   --------------
                                                                          652,361
                                                                   --------------

                      WHOLE LOAN COLLATERALIZED MORTGAGE: 2.6%
   590,584            Bank of America Mortgage
                        Securities, 4.413%, due 03/25/33                  586,797
   126,461    XX      Bank of America Mortgage
                        Securities, 5.500%, due 11/25/33                  124,880
   220,244            Citicorp Mortgage Securities, Inc.,
                        1.619%, due 10/25/33                              219,611
   142,440            Countrywide Alternative Loan
                        Trust, 1.519%, due 07/25/18                       142,440
    73,000            CS First Boston Mortgage
                        Securities Corp., 4.187%,
                        due 10/25/33                                       72,445
   431,207            MASTR Alternative Loans Trust,
                        6.500%, due 05/25/33                              448,541
   183,415    XX      MASTR Asset Securitization Trust,
                        1.570%, due 11/25/33                              183,530
   111,890            MASTR Asset Securitization Trust,
                        8.000%, due 06/25/33                              116,408
   497,000    XX      MLCC Mortgage Investors, Inc.,
                        1.490%, due 01/25/29                              497,000
   295,461            Residential Accredit Loans, Inc.,
                        1.569%, due 03/25/18                              295,203
   398,984            Washington Mutual, 5.000%, due
                        06/25/18                                          404,527
   200,000            Wells Fargo Mortgage Backed
                        Securities Trust, 4.500%,
                        due 08/25/18                                      185,822
                                                                   --------------
                                                                        3,277,204
                                                                   --------------

                      WHOLE LOAN COLLATERALIZED PLANNED AMORTIZATION CLASS: 0.9%
   476,317            GSR Mortgage Loan Trust, 1.519%,
                        due 10/25/32                                      476,072
   298,417            MASTR Alternative Loans Trust,
                        8.500%, due 05/25/33                              311,016
$  293,000            Residential Funding Securities
                        Corp., 4.750%, due 02/25/33                $      293,286
    86,378            Residential Funding Securities
                        Corp., 8.500%, due 05/25/33                        96,676
                                                                   --------------
                                                                        1,177,050
                                                                   --------------

                      Total Collateralized Mortgage
                        Obligations
                        (Cost $12,878,306)                             12,938,751
                                                                   --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS: 15.3%

                      FEDERAL HOME LOAN MORTGAGE
                        CORPORATION: 3.2%
   832,000            1.770%, due 01/01/49                                831,999
    63,000            4.000%, due 04/15/21                                 64,152
   450,000     L      4.250%, due 06/15/05                                466,184
   484,076            5.500%, due 05/15/31                                492,121
   130,000            5.500%, due 12/15/33 TBA                            130,772
   267,573            5.500%, due 05/01/23                                271,373
   500,000            5.500%, due 12/15/18 TBA                            515,155
   450,000     L      5.875%, due 03/21/11                                482,535
   317,000            6.000%, due 01/15/28                                329,396
   410,000            6.500%, due 12/15/33 TBA                            427,938
    20,840            6.500%, due 11/01/28                                 21,780
    38,937            7.500%, due 12/01/11                                 41,502
                                                                   --------------
                                                                        4,074,907
                                                                   --------------

                      FEDERAL NATIONAL MORTGAGE
                        ASSOCIATION: 10.8%
   296,246            1.519%, due 10/25/33                                297,024
   485,000            2.375%, due 04/13/06                                481,950
    20,000            2.859%, due 12/26/29                                 19,844
   490,000     L      2.875%, due 05/19/08                                474,096
   466,000            4.000%, due 06/25/16                                473,302
   475,000     L      4.000%, due 09/02/08                                477,638
   170,000            4.500%, due 12/15/18 TBA                            168,831
   224,000            4.750%, due 12/25/42                                231,282
 1,435,000            5.000%, due 12/01/17 TBA                          1,453,834
 2,158,000            5.000%, due 12/01/33 TBA                          2,118,886
   660,000            5.250%, due 04/15/07                                707,340
 1,295,000            5.500%, due 12/01/33 TBA                          1,303,498
    13,742            5.500%, due 07/01/16                                 14,169
    19,291            6.000%, due 08/01/16                                 20,158
   279,585            6.000%, due 07/25/24                                292,652
 2,630,000            6.000%, due 12/15/33 TBA                          2,702,325
   357,279            6.500%, due 04/01/30                                372,870
   100,000            6.500%, due 10/01/32                                104,309
   387,235            6.500%, due 09/01/32                                403,923
    41,188            7.000%, due 06/01/32                                 43,499
   226,091            7.000%, due 06/01/31                                238,917
   251,815            7.000%, due 04/01/32                                265,942
   250,000            7.000%, due 10/01/32                                263,886
    17,410            7.500%, due 11/01/30                                 18,582
   253,653            7.500%, due 01/25/48                                276,165
    24,118            7.500%, due 10/01/30                                 25,741
    25,690            7.500%, due 07/01/11                                 27,469
   204,431            7.500%, due 06/25/32                                222,574
   136,113            9.500%, due 10/01/16                                152,165
                                                                   --------------
                                                                       13,652,871
                                                                   --------------

                 See Accompanying Notes to Financial Statements

ING
Balanced
Fund    PORTFOLIO OF INVESTMENTS as of November 30, 2003 (Unaudited) (Continued)

PRINCIPAL
AMOUNT                                                                 VALUE
---------------------------------------------------------------------------------
                      GOVERNMENT NATIONAL MORTGAGE
                        ASSOCIATION: 1.3%
$   29,200            4.375%, due 04/20/28                         $       29,850
   378,881            6.500%, due 01/15/32                                398,452
   223,085            7.000%, due 05/15/31                                237,363
   253,214            7.000%, due 06/15/31                                269,507
   330,207            7.500%, due 12/15/23                                356,516
    46,977            7.500%, due 11/20/30                                 49,945
    94,937            8.000%, due 12/15/17                                104,125
   175,273            8.000%, due 07/15/24                                190,980
                                                                   --------------
                                                                        1,636,738
                                                                   --------------

                      Total U.S. Government Agency
                        Obligations
                        (Cost $19,315,164)                             19,364,516
                                                                   --------------
U.S. TREASURY OBLIGATIONS: 3.4%

                      U.S. TREASURY BONDS: 1.1%
   575,000    S,L     5.375%, due 02/15/31                                595,934
   675,000    S,L     6.250%, due 08/15/23                                762,830
                                                                   --------------
                                                                        1,358,764
                                                                   --------------

                      U.S. TREASURY NOTES: 1.9%
 1,427,000    S,L     1.625%, due 10/31/05                              1,417,747
    41,000    S,L     2.625%, due 11/15/06                                 41,117
   381,000    S,L     3.375%, due 11/15/08                                381,506
   504,000     L      4.250%, due 11/15/13                                501,244
                                                                   --------------
                                                                        2,341,614
                                                                   --------------

                      U.S. TREASURY STRIP PRINCIPAL: 0.4%
 1,050,000   S, L     5.150%, due 05/15/16                                561,432
                                                                   --------------
                                                                          561,432
                                                                   --------------

                      Total U.S. Treasury Obligations
                        (Cost $4,283,093)                               4,261,810
                                                                   --------------
OTHER BONDS: 1.5%
                      SOVEREIGN: 1.5%
    82,000   @@,**    ARG Boden, 0.000%,
                        due 08/03/12                                       48,421
   111,000    @@      Brazilian Government Intl. Bond,
                        2.188%, due 04/15/12                               98,419
   103,000    @@      Brazilian Government Intl. Bond,
                        10.000%, due 08/07/11                             109,386
    79,000    @@      Brazilian Government Intl. Bond,
                        11.000%, due 08/17/40                              81,212
   137,000   @@,XX    Central Bank of Nigeria, 5.090%,
                        due 01/05/10                                       53,088
    97,000    @@      Colombia Government Intl. Bond,
                        10.000%, due 01/23/12                             103,063
    35,000   @@,L     Colombia Government Intl. Bond,
                        11.750%, due 02/25/20                              40,513
    69,000    @@      Dominican Republic Intl. Bond,
                        9.040%, due 01/23/13                               53,603
    71,000    @@      Ecuador Government Intl. Bond,
                        7.000%, due 08/15/30                               50,086
    70,000   @@,S     Mexico Government Intl. Bond,
                        4.625%, due 10/08/08                               70,280
   110,000   @@,L     Mexico Government Intl. Bond,
                        6.625%, due 03/03/15                              113,025
    72,162    @@      Panama Government Intl. Bond,
                        1.938%, due 07/17/16                               63,108
     9,000    @@      Panama Government Intl. Bond,
                        9.375%, due 07/23/12                               10,215
    29,000    @@      Peru Government Intl. Bond,
                        4.500%, due 03/07/17                               25,467
$   50,000   @@,L     Peru Government Intl. Bond,
                        9.125%, due 02/21/12                       $       55,750
   100,000    @@      Philippine Government Intl.
                        Bond, 9.875%, due 01/15/19                         99,500
    70,000    @@      Republic of Bulgaria, 8.250%,
                        due 01/15/15                                       81,858
    39,000    @@      Republic of Salvador, 7.750%,
                        due 01/24/23                                       40,576
   260,000    @@      Russia Government Intl. Bond,
                        5.000%, due 03/31/30                              244,243
    19,000    @@      Turkey Government Intl. Bond,
                        9.500%, due 01/15/14                               20,805
   136,000    @@      Turkey Government Intl. Bond,
                        12.375%, due 06/15/09                             169,659
    22,000   #,@@     Ukraine Government Intl. Bond,
                        7.650%, due 06/11/13                               22,385
    24,174  #,@@,S    Ukraine Government Intl. Bond,
                        11.000%, due 03/15/07                              26,870
    20,000    @@      Uruguay Government Intl. Bond,
                        7.250%, due 02/15/11                               17,400
    48,000   @@,L     Uruguay Government Intl. Bond,
                        7.500%, due 03/15/15                               38,880
    97,000    @@      Venezuela Government Intl.
                        Bond, 9.250%, due 09/15/27                         80,995
    92,000  #,@@,L    Venezuela Government Intl.
                        Bond, 10.750%, due 09/19/13                        90,850
                                                                   --------------
                      Total Other Bonds
                        (Cost $1,770,752)                               1,909,657
                                                                   --------------
                      Total Long-Term Investments
                        (Cost $114,136,863)                           127,776,816
                                                                   --------------
SHORT-TERM INVESTMENTS: 7.0%

                      COMMERCIAL PAPER: 4.1%
   500,000     S      Boston Scientific Corp., 1.110%,
                        due 12/03/03                                      499,960
   500,000     S      Concord Minuteman Capital Co.,
                        1.150%, due 12/06/04                              500,000
   331,000     S      Cox Communications, Inc.,
                        1.120%, due 12/10/03                              330,891
   800,000     S      Daimler Chrysler NA, 0.720%,
                        due 12/02/03                                      799,967
   350,000     S      General Mills, Inc., 1.110%, due
                        12/16/03                                          349,808
   438,000     S      General Mills, Inc., 1.120%, due
                        12/18/03                                          437,724
   300,000     S      General Motors Acceptance Corp.,
                        1.170%, due 12/08/03                              299,922
   350,000            HBOS Treasury Services, 0.860%,
                        due 12/05/03                                      349,958
   320,000            Kellogg Co., 1.100%, due 12/05/03                   319,952
   500,000     S      Royal Bank of Scotland, 1.410%,
                        due 10/21/04                                      500,075
   600,000     S      Safeway, Inc., 0.000%, due
                        12/01/03                                          600,000
   195,000            Sears Roebuck Acceptance Corp.,
                        1.080%, due 12/12/03                              194,930
                                                                   --------------
                                                                        5,183,187
                                                                   --------------

                      U.S. TREASURY BILL: 0.2%
   250,000     S,L      3.000%, due 01/31/04                              250,899
                                                                   --------------
                                                                          250,899
                                                                   --------------

                 See Accompanying Notes to Financial Statements

ING
Balanced
Fund    PORTFOLIO OF INVESTMENTS as of November 30, 2003 (Unaudited) (Continued)

PRINCIPAL
AMOUNT                                                                 VALUE
---------------------------------------------------------------------------------
                      REPURCHASE AGREEMENT: 2.7%
$3,375,000     S      Deutsche Repurchase Agreement
                        dated 11/28/03, 1.060%,
                        due 12/01/03, $3,375,298 to be
                        received upon repurchase
                        (Collateralized by Federal
                        National Mortgage Association,
                        7.125%, Market Value
                        $3,368,954, due 01/15/30)                  $    3,375,000
                                                                   --------------
                                                                        3,375,000
                                                                   --------------
               Total Short-term Investments
                 (Cost $8,809,008)                                      8,809,086
                                                                   --------------
               TOTAL INVESTMENTS IN SECURITIES
                 (COST $122,945,871)*      108.0%                  $  136,585,902
               OTHER ASSETS AND
                 LIABILITIES-NET            (8.0)                     (10,061,564)
                                           -----                   --------------
               NET ASSETS                  100.0%                  $  126,524,338
                                           =====                   ==============

@    Non-income producing security
@@   Foreign Issuer
XX Value of securities obtained from one or more dealers making markets in the securities which have been adjusted based on the Fund's valuation procedures
# Securities with purchases pursuant to Rule 144A, under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Fund's Board of Directors.
TBA  To be announced
PLC  Public Limited Company
L Loaned security, a portion or all of the security is on loan at November 30, 2003.
**   Defaulted security
S Segregated securities for futures, when-issued or delayed delivery securities held at November 30, 2003.
C    Bond may be called prior to maturity date.

* Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized appreciation consists of:

               Gross Unrealized Appreciation                       $   14,385,665
               Gross Unrealized Depreciation                             (745,634)
                                                                   --------------
               Net Unrealized Appreciation                         $   13,640,031
                                                                   ==============

Information concerning open futures contracts at November 30, 2003 is shown below:

                             NOTIONAL
                 NO. OF       MARKET     EXPIRATION    UNREALIZED
                CONTRACTS      VALUE       DATE       GAIN/(LOSS)
                -------------------------------------------------
LONG CONTRACT
U.S. 2 Year
Treasury Note      10      $  2,142,031    Dec-03    $  (6,568)
                           ============              ==========
SHORT CONTRACT
U.S. 10 Year
Treasury Note      20      $ (2,248,125)   Dec-03    $  11,612
                           ============              ==========

                 See Accompanying Notes to Financial Statements

ING
Growth and
Income
Fund                PORTFOLIO OF INVESTMENTS as of November 30, 2003 (Unaudited)

SHARES                                                                 VALUE
---------------------------------------------------------------------------------
COMMON STOCK: 99.5%
                      AEROSPACE/DEFENSE: 0.9%
    27,000            United Technologies Corp.                    $    2,313,900
                                                                   --------------
                                                                        2,313,900
                                                                   --------------

                      APPAREL: 0.6%
    42,375            Jones Apparel Group, Inc.                         1,461,938
                                                                   --------------
                                                                        1,461,938
                                                                   --------------

                      AUTO MANUFACTURERS: 1.1%
   204,625     L      Ford Motor Co.                                    2,701,050
                                                                   --------------
                                                                        2,701,050
                                                                   --------------

                      BANKS: 5.0%
    63,350            Bank of America Corp.                             4,778,491
    52,650            Bank One Corp.                                    2,282,904
   117,300            Wachovia Corp.                                    5,366,474
                                                                   --------------
                                                                       12,427,869
                                                                   --------------

                      BEVERAGES: 1.7%
    50,500            Coca-Cola Co.                                     2,348,250
    37,075            PepsiCo, Inc.                                     1,784,049
                                                                   --------------
                                                                        4,132,299
                                                                   --------------

                      BIOTECHNOLOGY: 1.2%
    53,400     @      Amgen, Inc.                                       3,071,034
                                                                   --------------
                                                                        3,071,034
                                                                   --------------

                      BUILDING MATERIALS: 1.3%
    32,450     @      American Standard Cos., Inc.                      3,235,265
                                                                   --------------
                                                                        3,235,265
                                                                   --------------

                      COMMERCIAL SERVICES: 1.3%
    45,100            Equifax, Inc.                                     1,065,713
    37,450     L      H&R Block, Inc.                                   2,033,161
                                                                   --------------
                                                                        3,098,874
                                                                   --------------

                      COMPUTERS: 3.0%
    29,275    @,L     Affiliated Computer Services, Inc.                1,467,849
   168,850     @      Dell, Inc.                                        5,825,325
                                                                   --------------
                                                                        7,293,174
                                                                   --------------

                      COSMETICS/PERSONAL CARE: 2.6%
    67,225            Procter & Gamble Co.                              6,469,734
                                                                   --------------
                                                                        6,469,734
                                                                   --------------

                      DIVERSIFIED FINANCIAL SERVICES: 12.4%
    61,775            Bear Stearns Cos., Inc.                           4,476,216
   161,275            Citigroup, Inc.                                   7,586,375
    96,150    @,L     E*TRADE Group, Inc.                               1,041,305
    12,100            Fannie Mae                                          847,000
     9,075            Freddie Mac                                         493,862
    36,450            Goldman Sachs Group, Inc.                         3,502,116
   164,200            JP Morgan Chase & Co.                             5,806,111
    90,700            MBNA Corp.                                        2,223,964
    78,850     L      Merrill Lynch & Co., Inc.                         4,474,738
                                                                   --------------
                                                                       30,451,687
                                                                   --------------

                      ELECTRIC: 0.4%
    50,300     @      Edison Intl.                                      1,027,126
                                                                   --------------
                                                                        1,027,126
                                                                   --------------

                      ENTERTAINMENT: 1.0%
    72,075     L      International Game Technology                $    2,500,282
                                                                   --------------
                                                                        2,500,282
                                                                   --------------

                      HEALTHCARE-PRODUCTS: 6.4%
    43,725            Bausch & Lomb, Inc.                               2,196,307
    48,900     @      Boston Scientific Corp.                           1,755,021
    18,525            CR Bard, Inc.                                     1,400,490
    45,475            Guidant Corp.                                     2,581,616
    76,825     L      Johnson & Johnson                                 3,786,703
    70,375            Medtronic, Inc.                                   3,180,950
    15,050     @      St. Jude Medical, Inc.                              953,267
                                                                   --------------
                                                                       15,854,354
                                                                   --------------

                      HEALTHCARE-SERVICES: 3.0%
    51,975     L      UnitedHealth Group, Inc.                          2,801,453
    49,275     @      WellPoint Health Networks                         4,606,719
                                                                   --------------
                                                                        7,408,172
                                                                   --------------

                      HOME BUILDERS: 1.4%
    17,000            Centex Corp.                                      1,859,800
    17,850            Ryland Group, Inc.                                1,644,878
                                                                   --------------
                                                                        3,504,678
                                                                   --------------

                      INSURANCE: 2.6%
    67,200            American Intl. Group                              3,894,240
    15,075            Progressive Corp.                                 1,177,358
    32,400            Prudential Financial, Inc.                        1,267,164
                                                                   --------------
                                                                        6,338,762
                                                                   --------------

                      INTERNET: 3.2%
    93,825    @,L     Amazon.Com, Inc.                                  5,072,179
    50,975     @      eBay, Inc.                                        2,846,954
                                                                   --------------
                                                                        7,919,133
                                                                   --------------

                      MEDIA: 2.8%
    16,800     @      Echostar Communications Corp.                       579,264
    18,300            McGraw-Hill Cos., Inc.                            1,253,550
    51,300            Tribune Co.                                       2,506,004
    54,675     L      Walt Disney Co.                                   1,262,446
    53,750    @,L     XM Satellite Radio Holdings, Inc.                 1,341,063
                                                                   --------------
                                                                        6,942,327
                                                                   --------------

                      MISCELLANEOUS MANUFACTURING: 4.0%
    34,175     L      Eastman Kodak Co.                                   832,503
    97,625            General Electric Co.                              2,798,909
   123,100            Honeywell Intl., Inc.                             3,654,838
    24,725    @,L     SPX Corp.                                         1,342,568
    52,950   @@,L     Tyco Intl. Ltd.                                   1,215,203
                                                                   --------------
                                                                        9,844,021
                                                                   --------------

                      OFFICE/BUSINESS EQUIPMENT: 1.2%
   235,700    @,L     Xerox Corp.                                       2,870,826
                                                                   --------------
                                                                        2,870,826
                                                                   --------------

                      OIL AND GAS: 4.7%
    40,200     L      Chesapeake Energy Corp.                             490,440
    51,350     L      ConocoPhillips                                    2,913,599
   171,050            Exxon Mobil Corp.                                 6,186,879
    52,050            Occidental Petroleum Corp.                        1,909,194
                                                                   --------------
                                                                       11,500,112
                                                                   --------------

                 See Accompanying Notes to Financial Statements

ING
Growth and
Income
Fund     PORTFOLIO OF INVESTMENTS as of November 30, 2003 (Unaudited)(Continued)

SHARES                                                                 VALUE
---------------------------------------------------------------------------------
                      OIL AND GAS SERVICES: 0.2%
    11,800     @      Cooper Cameron Corp.                         $      512,238
                                                                   --------------
                                                                          512,238
                                                                   --------------

                      PACKAGING AND CONTAINERS: 0.4%
    48,825     @      Pactiv Corp.                                      1,095,633
                                                                   --------------
                                                                        1,095,633
                                                                   --------------

                      PHARMACEUTICALS: 3.7%
    97,125            Merck & Co., Inc.                                 3,943,275
    81,350            Pfizer, Inc.                                      2,729,293
    53,050    @,L     Watson Pharmaceuticals, Inc.                      2,500,777
                                                                   --------------
                                                                        9,173,345
                                                                   --------------

                      RETAIL: 4.8%
    13,425     @      Advance Auto Parts                                1,095,749
    31,100            Federated Department Stores                       1,526,699
   109,575     L      Gap, Inc.                                         2,355,863
    61,200            Home Depot, Inc.                                  2,249,712
    33,700            Limited Brands                                      603,904
    72,875            Wal-Mart Stores, Inc.                             4,054,764
                                                                   --------------
                                                                       11,886,691
                                                                   --------------

                      SAVINGS AND LOANS: 2.4%
   129,150            Washington Mutual, Inc.                           5,916,362
                                                                   --------------
                                                                        5,916,362
                                                                   --------------

                      SEMICONDUCTORS: 4.2%
   237,800            Intel Corp.                                       7,949,654
    82,125    @,L     LSI Logic Corp.                                     769,511
    43,225    @,L     PMC - Sierra, Inc.                                  880,493
    12,750     @      Qlogic Corp.                                        724,583
                                                                   --------------
                                                                       10,324,241
                                                                   --------------

                      SOFTWARE: 8.0%
    44,250     @      Electronic Arts, Inc.                             1,957,178
    46,350     @      Intuit, Inc.                                      2,330,478
   462,975     L      Microsoft Corp.                                  11,898,457
   289,125     @      Oracle Corp.                                      3,472,390
                                                                   --------------
                                                                       19,658,503
                                                                   --------------

                      TELECOMMUNICATIONS: 11.5%
   438,100     @      AT&T Wireless Services, Inc.                      3,285,750
    92,900            Bellsouth Corp.                                   2,418,187
   401,350     @      Cisco Systems, Inc.                               9,094,590
   315,225            Motorola, Inc.                                    4,425,759
   233,450    @,L     Nextel Communications, Inc.                       5,913,289
    40,700            Qualcomm, Inc.                                    1,813,185
    47,150            Scientific-Atlanta, Inc.                          1,361,692
                                                                   --------------
                                                                       28,312,452
                                                                   --------------

                      TRANSPORTATION: 2.5%

    31,175     L      FedEx Corp.                                       2,266,423
    54,950     L      United Parcel Service, Inc.                       3,998,711
                                                                   --------------
                                                                        6,265,134
                                                                   --------------

                      Total Common Stock
                        (Cost $206,172,789)                           245,511,216
                                                                   --------------

PRINCIPAL
AMOUNT                                                                 VALUE
---------------------------------------------------------------------------------
CORPORATE BONDS: 0.0%

                      OIL AND GAS: 0.0%
$   39,000            Devon Energy Corp., 4.90%, due
                        08/18/08                                   $       39,780
                                                                   --------------
                      Total Corporate Bonds
                        (Cost $30,069)                                     39,780
                                                                   --------------
                      Total Long-Term Investments
                        (Cost $206,202,858)                           245,550,996
                                                                   --------------

SHORT-TERM INVESTMENTS: 0.5%

               REPURCHASE AGREEMENT: 0.5%
$ 1,277,000    Deutsche Repurchase Agreement dated
                 11/28/03, 1.060%, due
                 12/01/03, $1,277,113 to be
                 received upon repurchase
                 (Collateralized by $1,062,000
                 Federal National Mortgage
                 Association, 7.125%, Market
                 Value $1,303,019, due
                 01/15/30)                                              1,277,000
                                                                   --------------
               Total Short-term Investments
                 (Cost $1,277,000)                                      1,277,000
                                                                   --------------
               TOTAL INVESTMENTS IN SECURITIES
                 (COST $207,479,858)*                      100.0%  $  246,827,996
               OTHER ASSETS AND
                 LIABILITIES-NET                             0.0           84,467
                                                           -----   --------------
               NET ASSETS                                  100.0%  $  246,912,463
                                                           =====   ==============

@    Non-income producing security
@@   Foreign Issuer
L Loaned security, a portion or all of the security is on loan at November 30, 2003.
* Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized appreciation consists of:

               Gross Unrealized Appreciation                       $   41,625,398
               Gross Unrealized Depreciation                           (2,277,260)
                                                                   --------------
               Net Unrealized Appreciation                         $   39,348,138
                                                                   ==============

                 See Accompanying Notes to Financial Statements

                  DIRECTOR AND OFFICER INFORMATION (Unaudited)

The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors. A director who is not an interested person of the Fund, as defined in the 1940 Act, is an independent director ("Independent Director"). The Directors of the Fund are listed below. The Statement of Additional Information includes additional information about directors of the Registrant and is available, without charge, upon request at 1-800-992-0180.

                                                 TERM OF                                  NUMBER OF
                                                OFFICE AND          PRINCIPAL           PORTFOLIOS IN              OTHER
                                POSITION(S)     LENGTH OF         OCCUPATION(S)          FUND COMPLEX          DIRECTORSHIPS
       NAME, ADDRESS             HELD WITH         TIME             DURING THE             OVERSEEN               HELD BY
         AND AGE                THE COMPANY     SERVED(1)        PAST FIVE YEARS         BY DIRECTOR             DIRECTOR
         -------                -----------     ---------        ---------------         -----------             --------
NON-INTERESTED DIRECTORS:

Albert E. DePrince, Jr.           Director      June          Director, Business and         54           None
7337 E. Doubletree Ranch Rd.                    1998 -        Economic Research Center
Scottsdale, Arizona 85258                       present       (1999 to present) and
Born: 1941                                                    Professor of Economics
                                                              and Finance, Middle
                                                              Tennessee State
                                                              University (1991 to
                                                              present).

Maria T. Fighetti                 Director      April         Retired, formerly,             54           None
7337 E. Doubletree Ranch Rd.                    1994 -        Associate Commissioner,
Scottsdale, Arizona 85258                       present       Contract Management -
Born: 1943                                                    Health Services for New
                                                              York City Department of
                                                              Mental Health, Mental
                                                              Retardation and Alcohol
                                                              Services (1973 to 2002).

Sidney Koch                       Director      April         Financial Adviser and          54           None
7337 E. Doubletree Ranch Rd.                    1994 -        Self-Employed (January
Scottsdale, Arizona 85258                       present       1993 to present).
Born: 1935

Corine T. Norgaard                Director      June          Dean, Barney School of         54           Director/Trustee, Mass
7337 E. Doubletree Ranch Rd.                    1991 -        Business, University of                     Mutual Corporate
Scottsdale, Arizona 85258                       present       Hartford (August 1996 to                    Investors (April 1997 -
Born: 1937                                                    present).                                   Present)

Edward T. O'Dell                  Director      June          Retired, formerly,             54           None
7337 E. Doubletree Ranch Rd.                    2002 -        Partner/Chairman of
Scottsdale, Arizona 85258                       present       Financial Service Group,
Born: 1935                                                    Goodwin Procter LLP (June
                                                              1966 to September 2000);
                                                              Chairman, Committee I -
                                                              International Bar
                                                              Association (1995 to
                                                              1999).

Joseph E. Obermeyer(2)            Director      January       President, Obermeyer &         54           None
7337 E. Doubletree Ranch Rd.                    2003 -        Associates, Inc.
Scottsdale, Arizona 85258                       present       (Novemeber 1999 to
Born: 1957                                                    present) and Senior
                                                              Manager, Arthur Andersen
                                                              LLP (1995 to October
                                                              1999).

                                                 TERM OF                                  NUMBER OF
                                                OFFICE AND          PRINCIPAL           PORTFOLIOS IN              OTHER
                                POSITION(S)     LENGTH OF         OCCUPATION(S)          FUND COMPLEX          DIRECTORSHIPS
       NAME, ADDRESS             HELD WITH         TIME             DURING THE             OVERSEEN               HELD BY
         AND AGE                THE COMPANY     SERVED(1)        PAST FIVE YEARS         BY DIRECTOR             DIRECTOR
         -------                -----------     ---------        ---------------         -----------             --------
DIRECTORS WHO ARE "INTERESTED PERSONS"

J. Scott Fox(3)                   Director      December      President and Chief            54           Mr. Fox is a Director of
Aeltus Investment                               1997 -        Executive Officer (April                    IPC Financial Network,
Management, Inc.                                present       2001 to present),                           Inc. (January 2001 to
10 State House Square                                         Managing Director and                       present).
Hartford, Connecticut                                         Chief Operating Officer
Born: 1955                                                    (April 1994 to April
                                                              2001), Chief Financial
                                                              Officer (April 1994 to
                                                              July 2001), Aeltus
                                                              Investment Management,
                                                              Inc.; Executive Vice
                                                              President (April 2001 to
                                                              present), Director, Chief
                                                              Operating Officer
                                                              (February 1995 to
                                                              present), Chief Financial
                                                              Officer, Managing
                                                              Director (February 1995
                                                              to April 2001), Aeltus
                                                              Capital, Inc.

Thomas J. McInerney(4)            Director      March         Chief Executive Officer,       170          Director, Hemisphere,
7337 E. Doubletree Ranch Rd.                    2002 -        ING U.S. Financial                          Inc. (May 2003 -
Scottsdale, Arizona 85258                       present       Services (September 2001                    Present). Director,
Born: 1956                                                    to present); General                        Equitable Life Insurance
                                                              Manager and Chief                           Co., Golden American Life
                                                              Executive Officer, ING                      Insurance Co., Life
                                                              U.S. Worksite Financial                     Insurance Company of
                                                              Services (December 2000                     Georgia, Midwestern
                                                              to present); Member, ING                    United Life Insurance
                                                              Americas Executive                          Co., ReliaStar Life
                                                              Committee (2001 to                          Insurance Co., Security
                                                              present); President,                        Life of Denver, Security
                                                              Chief Executive Officer                     Connecticut Life
                                                              and Director of Northern                    Insurance Co., Southland
                                                              Life Insurance Company                      Life Insurance Co., USG
                                                              (2001 to present), ING                      Annuity and Life Company,
                                                              Aeltus Holding Company,                     and United Life and
                                                              Inc. (2000 to present),                     Annuity Insurance Co.,
                                                              ING Retail Holding                          Inc. (March 2001 -
                                                              Company (1998 to                            Present); Trustee,
                                                              present). Formerly, ING                     Ameribest Life Insurance
                                                              Life Insurance and                          Co., (2001 - 2003);
                                                              Annuity Company (1997 to                    Trustee, First Columbine
                                                              November 2002), ING                         Life Insurance Co., (2001
                                                              Retirement Holdings, Inc.                   - 2002); Member of the
                                                              (1997 to March 2003);                       Board, National
                                                              General Manager and Chief                   Commission on Retirement
                                                              Executive Officer, ING                      Policy, Competitiveness
                                                              Worksite Division                           and Technology of
                                                              (December 2000 to October                   Connecticut, Connecticut
                                                              2001), President,                           Business and Industry
                                                              ING-SCI, Inc. (August                       Association, Bushnell;
                                                              1997 to December 2000);                     Connecticut Forum; Metro
                                                              President, Aetna                            Hartford Chamber of
                                                              Financial Services                          Commerce; and is
                                                              (August 1997 to December                    Chairman, Concerned
                                                              2000); and has held a                       Citizens for Effective
                                                              variety of line and                         Government.
                                                              corporate staff positions
                                                              since 1978.

----------
(1) Directors serve until their successors are duly elected and qualified, subject to the Board's retirement policy.
(2)  Mr. Obermeyer was elected to the Board on January 1, 2003.
(3) Mr. Fox is an "interested person," as defined under the 1940 Act, because of his relationship with ING Aeltus, an affiliate of ING Investments.
(4) Mr. McInerney is an "interested person," as defined under the 1940 Act, because of his affiliation with ING U.S. Financial Services and ING U.S. Worksite Financial Services, both affiliates of ING Investments.

                                                                                                  PRINCIPAL
                                                                   TERM OF OFFICE                OCCUPATION(S)
       NAME, ADDRESS                POSITION(S)                    AND LENGTH OF                  DURING THE
         AND AGE                HELD WITH THE COMPANY              TIME SERVED(1)               PAST FIVE YEARS
         -------                ---------------------              --------------               ---------------
James M. Hennessy               President, Chief                 February 2002 -     President and Chief Executive Officer of
7337 E. Doubletree Ranch Rd.    Executive Officer and            present             ING Capital Corporation, LLC, ING Funds
Scottsdale, Arizona 85258       Chief Operating Officer                              Services, LLC, ING Advisors, Inc., ING
Born: 1949                                                                           Investments, LLC, Lexington Funds
                                                                                     Distributor, Inc., Express America T.C.
                                                                                     Inc. and EAMC Liquidation Corp. (since
                                                                                     December 2001); Executive Vice President
                                                                                     and Chief Operating Officer of ING Funds
                                                                                     Distributor, LLC (since June 2000).

Stanley D. Vyner                Executive Vice President         February 2002 -     Executive Vice President of ING
7337 E. Doubletree Ranch Rd.                                     present             Advisors, Inc. and ING Investments, LLC
Scottsdale, Arizona 85258                                                            (July 2000 to present) and Chief
Born: 1950                                                                           Investment Officer of the International
                                                                                     Portfolios, ING Investments, LLC (July
                                                                                     1996 to present). Formerly, President
                                                                                     and Chief Executive Officer of ING
                                                                                     Investments, LLC (August 1996 to August
                                                                                     2000).

Michael J. Roland               Executive Vice President and     April 2002 -        Executive Vice President, Chief
7337 E. Doubletree Ranch Rd.    Assistant Secretary              present             Financial Officer and Treasurer of ING
Scottsdale, Arizona 85258                                                            Funds Services, LLC, ING Funds
Born: 1958                      Principal Financial Officer      February 2002 -     Distributor, LLC, ING Advisors, Inc.,
                                                                 present             ING Investments, LLC (December 2001 to
                                                                                     present), Lexington Funds Distributor,
                                                                                     Inc., Express America T.C. Inc. and EAMC
                                                                                     Liquidation Corp. (since December 2001).
                                                                                     Formerly, Executive Vice President,
                                                                                     Chief Financial Officer and Treasurer of
                                                                                     ING Quantitative Management, Inc.
                                                                                     (December 2001 to October 2002); and
                                                                                     Senior Vice President, ING Funds
                                                                                     Services, LLC, ING Investments, LLC, and
                                                                                     ING Funds Distributor, LLC (June 1998 to
                                                                                     December 2001).

Robert S. Naka                  Senior Vice President and        February 2002 -     Senior Vice President and Assistant
7337 E. Doubletree Ranch Rd.    Assistant Secretary              present             Secretary of ING Funds Services, LLC,
Scottsdale, Arizona 85258                                                            ING Funds Distributor, LLC, ING
Born: 1963                                                                           Advisors, Inc., ING Investments, LLC
                                                                                     (October 2001 to present) and Lexington
                                                                                     Funds Distributor, Inc. (since December
                                                                                     2001). Formerly, Senior Vice President
                                                                                     and Assistant Secretary for ING
                                                                                     Quantitative Management, Inc. (October
                                                                                     2001 to October 2002); Vice President,
                                                                                     ING Investments, LLC (April 1997 to
                                                                                     October 1999), and ING Funds Services,
                                                                                     LLC (February 1997 to August 1999).

                                                                                                  PRINCIPAL
                                                                   TERM OF OFFICE                OCCUPATION(S)
       NAME, ADDRESS                POSITION(S)                    AND LENGTH OF                  DURING THE
         AND AGE                HELD WITH THE COMPANY              TIME SERVED(1)               PAST FIVE YEARS
         -------                ---------------------              --------------               ---------------
Kimberly A. Anderson            Senior Vice President            December 2003 -     Vice President and Assistant Secretary
7337 E. Doubletree Ranch Rd.                                     present             of ING Funds Services, LLC, ING Funds
Scottsdale, Arizona 85258                                                            Distributor, LLC, ING Advisors, Inc.,
Born: 1964                      Vice President                   February 2002 -     ING Investments, LLC (since October
                                                                 December 2003       2001) and Lexington Funds Distributor,
                                                                                     Inc. (since December 2001). Formerly,
                                Secretary                        February 2002 -     Vice President for ING Quantitative
                                                                 September 2003      Management, Inc. (October 2001 to
                                                                                     October 2002); Assistant Vice President
                                                                                     of ING Funds Services, LLC (November
                                                                                     1999 to January 2001) and has held
                                                                                     various other positions with ING Funds
                                                                                     Services, LLC for more than the last
                                                                                     five years.

Robyn L. Ichilov                Vice President and               February 2002 -     Vice President of ING Funds Services,
7337 E. Doubletree Ranch Rd.    Treasurer                        present             LLC (October 2001to present) and ING
Scottsdale, Arizona 85258                                                            Investments, LLC (August 1997 to
Born: 1967                                                                           present); Accounting Manager, ING
                                                                                     Investments, LLC (November 1995 to
                                                                                     present).

J. David Greenwald              Vice President                   September 2003 -    Vice President of Mutual Fund Compliance
7337 E. Doubletree Ranch Rd.                                     present             of ING Funds Services, LLC (May 2003 -
Scottsdale, Arizona 85258                                                            Present). Formerly Assistant Treasurer
Born: 1957                                                                           and Director of Mutual Fund Compliance
                                                                                     and Operations of American Skandia, A
                                                                                     Prudential Financial Company (October
                                                                                     1996 - May 2003).

Lauren D. Bensinger             Vice President                   March 2003 -        Vice President and Chief Compliance
7337 E. Doubletree Ranch Rd.                                     present             Officer, ING Funds Distributor, LLC.
Scottsdale, Arizona 85258                                                            (July 1995 - Present); Vice President
Born: 1957                                                                           (February 1996 - Present) and Chief
                                                                                     Compliance Officer (October 2001 -
                                                                                     Present) ING Investments, LLC; Vice
                                                                                     President and Chief Compliance Officer,
                                                                                     ING Advisors, Inc. (July 2000 -
                                                                                     Present), Vice President and Chief
                                                                                     Compliance Officer, ING Quantitative
                                                                                     Management, Inc. (July 2000 - September
                                                                                     2002), and Vice President, ING Fund
                                                                                     Services, LLC (July 1995 - Present).

Todd Modic                      Vice President                   September 2003 -    Vice President of Financial
7337 E. Doubletree Ranch Rd.                                     present             Reporting-Fund Accounting of ING Funds
Scottsdale, Arizona 85258                                                            Services, LLC (September 2002 to
Born: 1967                      Assistant                        April 2002 -        present). Director of Financial
                                Vice President                   September 2003      Reporting of ING Investments, LLC (March
                                                                                     2001 to September 2002). Formerly,
                                                                                     Director of Financial Reporting, Axient
                                                                                     Communications, Inc. (May 2000 to
                                                                                     January 2001) and Director of Finance,
                                                                                     Rural/Metro Corporation (March 1995 to
                                                                                     May 2000).

Theresa Kelety                  Secretary                        September 2003 -    Counsel, ING U.S. Financial Services
7337 E. Doubletree Ranch Rd.                                     present             (April 2003 - Present). Formerly, Senior
Scottsdale, Arizona 85258                                                            Associate with Shearman & Sterling
Born: 1963                                                                           (February 2000 - April 2003) and
                                                                                     Associate with Sutherland Asbill &
                                                                                     Brennan (1996 - February 2000).

                                                                                                  PRINCIPAL
                                                                   TERM OF OFFICE                OCCUPATION(S)
       NAME, ADDRESS                POSITION(S)                    AND LENGTH OF                  DURING THE
         AND AGE                HELD WITH THE COMPANY              TIME SERVED(1)               PAST FIVE YEARS
         -------                ---------------------              --------------               ---------------
Susan P. Kinens                 Assistant                        March 2003 -        Assistant Vice President and Assistant
7337 E. Doubletree Ranch Rd.    Vice President and               present             Secretary, ING Funds Services, LLC
Scottsdale, Arizona 85258       Assistant Secretary                                  (December 2002 - Present); and has held
Born: 1976                                                                           various other positions with ING Funds
                                                                                     Services, LLC for more than the last
                                                                                     five years.

Maria M. Anderson               Assistant                        April 2002 -        Assistant Vice President of ING Funds
7337 E. Doubletree Ranch Rd.    Vice President                   present             Services, LLC (since October 2001).
Scottsdale, Arizona 85258                                                            Formerly, Manager of Fund Accounting and
Born: 1958                                                                           Fund Compliance, ING Investments, LLC
                                                                                     (September 1999 to November 2001); and
                                                                                     Section Manager of Fund Accounting,
                                                                                     Stein Roe Mutual Funds (July 1998 to
                                                                                     August 1999).

Huey P. Falgout                 Assistant Secretary              September 2003 -    Counsel, ING U.S. Financial Services
7337 E. Doubletree Ranch Rd.                                     present             (November 2002 - Present). Formerly,
Scottsdale, Arizona 85258                                                            Associate General Counsel of AIG
Born: 1963                                                                           American General (January 1999 -
                                                                                     November 2002) and Associate General
                                                                                     Counsel of Van Kampen, Inc. (April 1992 -
                                                                                     January 1999).

----------
(1) The officers hold office until the next annual meeting of the Trustees and until their successors have been elected and qualified.

ING Funds Distributor, LLC offers the funds listed below. Investors may obtain a copy of a prospectus of any ING Fund by calling ING Funds Distributor, LLC at
(800) 992-0180. Please read the prospectus carefully before investing or sending money.

INTERNATIONAL EQUITY
     ING Emerging Countries Fund
     ING Foreign Fund
     ING International Fund
     ING International Growth Fund
     ING International SmallCap Growth Fund
     ING International Value Fund
     ING Precious Metals Fund
     ING Russia Fund

INTERNATIONAL GLOBAL EQUITY
     ING Global Equity Dividend Fund
     ING Global Real Estate Fund
     ING Worldwide Growth Fund

DOMESTIC EQUITY FUNDS
     ING Disciplined LargeCap Fund
     ING Growth Fund
     ING Growth + Value Fund
     ING Growth Opportunities Fund
     ING LargeCap Growth Fund
     ING MidCap Opportunities Fund
     ING Small Company Fund
     ING SmallCap Opportunities Fund
     ING Technology Fund

DOMESTIC EQUITY INDEX FUNDS
     ING Index Plus LargeCap Fund
     ING Index Plus MidCap Fund
     ING Index Plus SmallCap Fund

DOMESTIC EQUITY VALUE FUNDS
     ING Financial Services Fund
     ING MagnaCap Fund
     ING Tax Efficient Equity Fund
     ING Value Opportunity Fund
     ING SmallCap Value Fund
     ING MidCap Value Fund

DOMESTIC EQUITY AND INCOME FUNDS
     ING Balanced Fund
     ING Convertible Fund
     ING Equity and Bond Fund
     ING Growth and Income Fund
     ING Real Estate Fund

FIXED INCOME FUNDS
     ING Bond Fund
     ING Classic Money Market Fund*
     ING Government Fund
     ING GNMA Income Fund
     ING High Yield Opportunity Fund
     ING High Yield Bond Fund
     ING Intermediate Bond Fund
     ING Lexington Money Market Trust*
     ING National Tax Exempt Bond Fund
     ING Money Market Fund*
     ING Aeltus Money Market Fund*
     ING Strategic Bond Fund

STRATEGIC ALLOCATION FUNDS
     ING Strategic Allocation Growth Fund
     ING Strategic Allocation Balanced Fund
     ING Strategic Allocation Income Fund

LOAN PARTICIPATION FUNDS
     ING Prime Rate Trust
     ING Senior Income Fund

* An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

INVESTMENT MANAGER
ING Investments, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258

ADMINISTRATOR
ING Funds Services, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258

DISTRIBUTOR
ING Funds Distributor, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258
1-800-334-3444

TRANSFER AGENT
DST Systems, Inc.
P.O. Box 419368
Kansas City, Missouri 64141-6368

CUSTODIAN
Bank of New York
100 Colonial Center Parkway, Suite 300
Lake Mary, FL 32746

LEGAL COUNSEL
Goodwin Procter LLP
Exchange Place
53 State Street
Boston, MA 02109

INDEPENDENT AUDITORS
KPMG LLP
99 High Street
Boston, MA 02110

A prospectus containing more complete information regarding the Funds, including charges and expenses, may be obtained by calling ING Funds Distributor, LLC at 1-800-992-0180. Please read the prospectus carefully before you invest or send money. The Funds' proxy voting record will be available without charge on or about August 31, 2004 on the Funds' website at www.ingfunds.com and on the SEC's website at www.sec.gov.


[ING FUNDS LOGO]                                          AFCA/G&ISAR1103-012904

ITEM 2. CODE OF ETHICS.

As of the end of the period covered by this report, Registrant had adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to the Registrant's principal executive officer and principal financial officer. There were no amendments to the Code during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code during the period covered by this report. The code of ethics is filed herewith pursuant to Item 10(a)(1), Exhibit 99.CODE ETH.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees has determined that Corine Norgaard and Joseph Obermeyer are each audit committee financial experts, as defined in Item 3 of Form N-CSR. Ms. Norgaard and Mr. Obermeyer are both "independent" for purposes of Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. RESERVED.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. RESERVED.

ITEM 9. CONTROLS AND PROCEDURES.

(a) Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant's disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant's disclosure controls and procedures allow timely preparation and review of the information for the registrant's Form N-CSR and the officer certifications of such Form N-CSR.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(b) The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Series Fund, Inc.
              ---------------------


By   /s/ James M. Hennessy
    ----------------------------------------------
       James M. Hennessy
       President and Chief Executive Officer

Date February 9, 2004
     ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By   /s/ James M. Hennessy
    ----------------------------------------------
       James M. Hennessy
       President and Chief Executive Officer

Date February 9, 2004
     ----------------


By   /s/ Micheal J. Roland
    ----------------------------------------------
       Michael J. Roland
       Executive Vice President and Chief Financial Officer

Date February 9, 2004
     ----------------